                                Filed with the Securities and Exchange Commission on November 14, 2002
Registration No. 33-62793                                                               Investment Company Act No. 811-5438
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                  Post-effective Amendment No. 15
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 26

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                   [f/k/a American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)]
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                   (Depositor's Telephone Number)

                                              KATHLEEN A. CHAPMAN, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           CHIEF COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830

                                          Approximate Date of Proposed Sale to the Public:

              NOVEMBER 18, 2002 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                          immediately upon filing pursuant to paragraph (b) of Rule 485
                                     X  on November 18, 2002   pursuant to paragraph (b) of Rule 485
                                    __  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __  on ______________ pursuant to paragraph (a) (i) of Rule 485
                                    75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                __  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940.
------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2001 was filed within 90 days of the close of the fiscal year.
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ASXT[WELLS-XT/Harvester XT/FUSI XT]

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  American Skandia XTra CreditSM,  a flexible premium deferred annuity (the "Annuity") offered by American
Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us"). The Annuity may be offered as an individual annuity contract or as an  interest  in a group  annuity.  This  Prospectus  describes  the  important  features of the Annuity and what you should  consider  before  purchasing the Annuity.  We have also filed a Statement of Additional  Information  that is available from us,  without  charge,  upon your  request.  The contents of the Statement of  Additional  Information  are described on page 71. The
Annuity or certain of its  investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet applicable laws and/or  regulations.  Certain terms are  capitalized in this  Prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

====================================================================================================================================
American  Skandia offers several  different  annuities  which your investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be subject to if you choose to surrender  the annuity.  The fees and charges may also be different between each annuity.
====================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any  surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for  retirement  planning  because it allows you to accumulate  retirement  savings and also offers annuity payment options when you are ready to begin  receiving  income.  The Annuity also offers one or more death benefits that can protect  your  retirement  savings if you die during a period of  declining  markets.  It may be used as an  investment  vehicle for
"qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or Tax  Sheltered  Annuity (or  403(b)).  It may also be used as an investment  vehicle  for  "non-qualified"  investments.  The  Annuity  allows  you to  invest  your  money in a number  of  variable investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally  are not taxed on any  investment  gains the Annuity earns until you make a  withdrawal  or begin to receive  annuity  payments.  This  feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your Account Value  because money that would  otherwise be needed to pay taxes on investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a
10%  penalty  tax may be  applied  on  withdrawals  you make  before  you  reach age 59 1/2.  Annuities  purchased  as a  non-qualified investment  are not subject to the maximum  contribution  limits  that may apply to a qualified  investment,  and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your  retirement  plan under the Internal  Revenue Code. An
Annuity may offer  features  and  benefits in addition to  providing  tax  deferral  that other  investment  vehicles may not offer, including  death benefit  protection for your  beneficiaries,  lifetime income  options,  and the ability to make transfers  between numerous  variable  investment  options  offered  under the Annuity.  You should  consult with your  investment  professional  as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal  Reserve Board or any other agency.  An investment in this annuity involves investment risks, including possible loss of value.
------------------------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                            FOR FURTHER INFORMATION CALL 1-800-766-4530.
Prospectus Dated: May 1, 2002                                                 Statement of Additional Information Dated: May 1, 2002
revised effective November 18, 2002                                                              revised effective November 18, 2002
ASXT-PROS- (11/2002)                                                                                                        ASXTPROS

                            PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

====================================================================================================================================
If you purchase this  Annuity,  we apply an additional  amount (an XTra  CreditSM) to your account value with each purchase  payment you make, including your initial purchase payment and any additional purchase payments.
====================================================================================================================================

        This Annuity features the same Insurance Charge as many of American  Skandia's other variable  annuities.  However,  if you make a withdrawal that exceeds the free withdrawal  amount or choose to surrender your Annuity,  the contingent  deferred sales charge  (CDSC) on this  Annuity  is higher  and is  deducted  for a longer  period of time as  compared  to our other  variable annuities.  As with any annuity that  features a CDSC,  you should  consider  your need to access your account value during the
     CDSC period and whether the  liquidity  provision  under the Annuity will satisfy that need.  The CDSC is only  deducted if you make a withdrawal  that exceeds the free  withdrawal  amount or choose to surrender  your Annuity.  If you make a withdrawal or surrender your Annuity and are subject to a CDSC, we do not take back the XTra CreditSM amount.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
        The XTra  CreditSM  amount is included in your account  value.  However,  American  Skandia may take back the original XTra
     CreditSM amount applied to your purchase  payment if you die, or elect to withdraw all or a portion of your account value under the  medically-related  surrender provision,  within 12 months of having received an XTra CreditSM amount. In either situation, the value of the XTra  CreditSM  amount could be  substantially  reduced.  However,  any  investment  gain on the XTra CreditSM amount will not be taken back.  Additional  conditions and  restrictions  apply. We do not deduct a CDSC in any situation where we take back the XTra CreditSM amount.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
        We offer other  annuities  where we apply an XTra  CreditSM to your annuity with each purchase  payment you make.  The XTra
     CreditSM  amount we apply to purchase  payments on those  annuities is  initially  higher than on this Annuity but reduces over time and only applies during the first six annuity years.  The total  asset-based  charges on those annuities are higher during the first 10 years but are lower than this  Annuity  after the 10th year.  The CDSC is also higher and is deducted for a longer period of time than on this  Annuity;  however the CDSC on those  annuities  applies  from the issue date of the  annuity,  not separately to each purchase payment.
====================================================================================================================================
====================================================================================================================================

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This Annuity is a "flexible  premium  deferred  annuity." It is called  "flexible  premium"  because you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving  annuity payments until after an accumulation period.
|X|      This  Annuity  offers  both  variable  and fixed  investment  options.  If you  allocate  your  Account  Value to  variable investment  options,  the value of your  Annuity  will vary daily to reflect the  investment  performance  of the  underlying investment  options.  Fixed investment  options of different  durations are offered that are guaranteed by us, but may have a
       Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.
|X|      The Annuity features two distinct phases - the accumulation  period and the payout period.  During the accumulation  period your Account Value is allocated to one or more investment options.  The variable  investment  options,  each a Sub-account of
       American Skandia Life Assurance  Corporation  Variable Account B, invest in an underlying  mutual fund portfolio.  Currently, portfolios of the following  underlying mutual funds are being offered:  American Skandia Trust,  Montgomery Variable Series,
       Wells Fargo Variable Trust, Rydex Variable Trust,  INVESCO Variable Investment Funds, Inc., Evergreen Variable Annuity Trust,
       ProFunds VP, First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2)
       for life with a  guaranteed  minimum  number  of  payments;  (3)  based on joint  lives;  or (4) for a  guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This  Annuity  offers two  different  types of  Credits.  We add a Credit to your  Annuity  with each  Purchase  Payment we receive.  We also provide an  additional 1% credit on Purchase  Payments  made within the first year and may provide  certain additional benefits if your Account Value has not reached a Target Value on its 10th anniversary.
|X|      This Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      Annuity  Owners can purchase an optional  life  insurance  rider called  Plus40(TM)which  provides an income  tax-free  life insurance benefit to the Owner's beneficiary(ies) equal to 40% of the Account Value of your Annuity.
|X|      You are allowed to withdraw a limited  amount of money from your  Annuity on an annual  basis  without any  charges.  Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty  transfers each year free of charge.
       We also  offer  several  programs  that  enable you to manage  your  Account  Value as your  financial  needs and  investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed,  registered  investment  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower  initial  purchase  payment  provided  you  establish a bank drafting  program under which purchase  payments  received in the first Annuity Year total at least $1,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those  persons must be age 80 or under.  If the Annuity is owned by an entity,  the annuitant must be age 80 or under.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

APPENDIX F - DESCRIPTION AND CALCULATION OF THE ENHANCED BENEFICIARY PROTECTION OPTIONAL
  DEATH BENEFIT AND THE GUARANTEED MINIMUM DEATH BENEFIT...........................................................................1

                                                         GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account Value:  The value of each  allocation to a Sub-account or a Fixed  Allocation  prior to the Annuity Date, plus any earnings, and/or less any losses,  distributions  and charges.  The Account Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge ("CDSC") and/or any Annual  Maintenance  Fee. The Account Value includes any additional  amounts we applied to your  Purchase  Payments that we are entitled to recover under  certain  circumstances.  The Account Value is determined  separately for each  Sub-account and for each Fixed  Allocation,  and then totaled to determine the Account Value for your entire Annuity.  The
Account Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The application of Account Value to one of the available  annuity options to begin receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An allocation of Account Value that is to be credited a fixed rate of interest for a specified  Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation  on any date other  than the  Maturity  Date.  The  Interim  Value is equal to the initial value allocated to the Fixed Allocation plus all interest  credited to the Fixed Allocation as of the date calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market  value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on any day other than the
Maturity Date of such Fixed Allocation.

Owner: With an Annuity issued as an individual  annuity  contract,  the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.  With an Annuity issued as a certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender  prior to the Annuity Date. It equals the Account Value as of the date we price the  surrender  minus any  applicable  CDSC,  Annual  Maintenance  Fee,  Tax Charge,  the charge for any  optional benefits and any  additional  amounts we applied to your Purchase  Payments  that we are entitled to recover upon  surrender of your
Annuity.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities and Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against  your  Annuity  while others are assessed  against  assets  allocated  to the  variable  investment  options.  The charges  that are assessed  against the
Annuity include the Contingent  Deferred Sales Charge,  Annual  Maintenance Fee, Transfer Fee and the Tax Charge. The charge that is assessed against the variable  investment options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration  of the Annuity.  Each  underlying  mutual fund  portfolio  assesses a charge for investment management,  other expenses and with some mutual funds, a 12b-1 charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information  about the expenses for the  underlying  mutual  funds.  In certain  states,  a premium tax charge may be applicable.  All of these fees and expenses are described in more detail within this Prospectus.

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                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        AMOUNT DEDUCTED/
         FEE/EXPENSE                                 DESCRIPTION OF CHARGE                                    WHEN DEDUCTED
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                Yr. 1   Yr. 2  Yr. 3  Yr. 4   Yr. 5  Yr. 6  Yr. 7   Yr. 8  Yr.
                                                                                            9+
Contingent Deferred Sales                                                                                   Upon Surrender or
Charge                                                                                                     Partial Withdrawal

------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                 8.5%   8.5%   8.5%    8.5%   7.5%   5.5%    3.5%   1.5%   0.0%
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------
------------------------------- -----------------------------------------------------------------
                                     The charge is a percentage of each applicable Purchase
                                  Payment. The period is measured from the date each Purchase
                                                     Payment is allocated.
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                      Annually on the Annuity's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

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                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Charges  of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this Prospectus.

------------------------------------------------------------------------------------------- --------------------- ----------------------
                                    OPTIONAL BENEFITS                                         Optional Benefit     Total Annual Charge
                                                                                                   Charge         (including Insurance
                                                                                                                         Charge)
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION                                                                                                  1.65%
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average
allowing you to allocate all or a portion of your Account  Value to the  Sub-accounts  of   daily net assets of
your choice.                                                                                  the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT                                                                             1.65%
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by providing  amounts in addition to the basic Death Benefit that   daily net assets of
can be used to offset  federal  and state  taxes  payable  on any  taxable  gains in your     the Sub-accounts
Annuity at the time of your death.
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by  providing a death  benefit  equal to the greater of the basic   daily net assets of           1.65%
Death Benefit or the Highest Anniversary Value.                                               the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
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Please  refer to the section of the  Prospectus  that  describes  each  optional  benefit for a complete  description  of the  benefit, including any restrictions or limitations that may apply.
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                                                     OPTIONAL LIFE INSURANCE RIDER
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------------------------------------------------------------------------------------------------------- --------------------------------
Plus40(TM)OPTIONAL LIFE INSURANCE RIDER                                                                   The current charge is based on
We offer an income tax-free life insurance  benefit for your  Beneficiary(ies)  that may be useful in     age and is a percentage of
offsetting  federal and state taxes  payable on any taxable gains in your Annuity at the time of your    your Account Value as of the
death.  Please refer to the Appendix for a detailed description of this Rider.                           anniversary of the Issue Date
                                                                                                          of your Annuity. The charge
                                                                                                          ranges from .80% for Owners
                                                                                                           age 40 - 75 to 10.50% for
                                                                                                          Owners age 95. Please refer
                                                                                                        to the Appendix for a complete
                                                                                                          description of the charge.
------------------------------------------------------------------------------------------------------- --------------------------------

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                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each underlying  mutual fund  ("Portfolio") as of December 31, 2001,  except as noted.  Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the combination of the underlying  Portfolio's  investment  management  fee,  other  expenses  and any  12b-1  fees,  net of any fee  waivers  and  expense reimbursements.  The  following  expenses are deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset  value.  Any  footnotes  about  expenses  appear  after the list of all the  Portfolios.  The  underlying  Portfolio information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the  underlying  Portfolios for further  details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-766-4530.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST William Blair International Growth 5            1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST American Century International Growth           1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST DeAM International Equity                       1.00%          0.32%          0.00%         1.32%         0.15%        1.17%
  AST MFS Global Equity                               1.00%          0.40%          0.00%         1.40%          N/A         1.40%
  AST PBHG Small-Cap Growth                           0.90%          0.23%          0.03%         1.16%          N/A         1.16%
  AST DeAM Small-Cap Growth                           0.95%          0.19%          0.03%         1.17%         0.01%        1.16%
  AST Federated Aggressive Growth                     0.95%          0.83%          0.00%         1.78%         0.43%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.16%          0.07%         1.18%          N/A         1.18%
  AST Gabelli Small-Cap Value                         0.90%          0.18%          0.00%         1.08%          N/A         1.08%
  AST DeAM Small-Cap Value 2                          0.95%          0.22%          0.02%         1.19%         0.15%        1.04%
  AST Goldman Sachs Mid-Cap Growth 5                  1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.16%          0.16%         1.22%          N/A         1.22%
  AST Alger All-Cap Growth                            0.95%          0.16%          0.09%         1.20%          N/A         1.20%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.01%         1.20%          N/A         1.20%
  AST T. Rowe Price Natural Resources                 0.90%          0.20%          0.01%         1.11%          N/A         1.11%
  AST Alliance Growth                                 0.90%          0.19%          0.04%         1.13%          N/A         1.13%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Marsico Capital Growth                          0.90%          0.16%          0.02%         1.08%         0.02%        1.06%
  AST Goldman Sachs Concentrated Growth 5             0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
  AST DeAM Large-Cap Growth 2                         0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST DeAM Large-Cap Value                            0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST Alliance/Bernstein Growth + Value               0.90%          0.55%          0.00%         1.45%         0.10%        1.35%
  AST Sanford Bernstein Core Value                    0.75%          0.40%          0.00%         1.15%          N/A         1.15%
  AST Cohen & Steers Realty                           1.00%          0.19%          0.02%         1.21%          N/A         1.21%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.14%          0.07%         0.96%         0.02%        0.94%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST INVESCO Capital Income                          0.75%          0.16%          0.01%         0.92%         0.01%        0.91%
  AST DeAM Global Allocation                          0.10%          0.17%          0.00%         0.27%          N/A         0.27%
  AST American Century Strategic Balanced             0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Asset Allocation                  0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Global Bond                       0.80%          0.28%          0.00%         1.08%          N/A         1.08%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Lord Abbett Bond-Debenture                      0.80%          0.30%          0.00%         1.10%          N/A         1.10%
  AST DeAM Bond 2                                     0.85%          0.22%          0.00%         1.07%         0.15%        0.92%
  AST PIMCO Total Return Bond                         0.65%          0.16%          0.00%         0.81%         0.02%        0.79%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%          N/A         0.83%
  AST Money Market                                    0.50%          0.14%          0.00%         0.64%         0.05%        0.59%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.42%            N/A          1.67%         N/A         1.67%

Wells Fargo Variable Trust:
  Equity Value                                        0.55%          0.36%          0.25%         1.16%         0.16%        1.00%
  Equity Income                                       0.55%          0.43%          0.25%         1.23%         0.23%        1.00%

Rydex Variable Trust:
  Nova                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  Ursa                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  OTC                                                  0.90%         0.99%            N/A          1.89%          N/A         1.89%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.33%            N/A          1.08%          N/A         1.08%
  Technology                                           0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Health Sciences                                      0.75%         0.31%            N/A          1.06%          N/A         1.06%
  Financial Services                                   0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Telecommunications                                   0.75%         0.34%            N/A          1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.28%            N/A          1.15%         0.15%        1.00%
  Special Equity                                       0.92%         0.23%            N/A          1.15%         0.12%        1.03%
  Omega                                                0.52%         0.20%            N/A          0.72%          N/A         0.72%

ProFund VP:
  Europe 30                                            0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Asia 30 3                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Japan 3                                              0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Banks 3                                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Basic Materials 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Biotechnology                                        0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Consumer Cyclical 3                                  0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Consumer Non-Cyclical 3                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Energy                                               0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Financial                                            0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Healthcare                                           0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Industrial 3                                         0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Internet 3                                           0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Pharmaceuticals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Precious Metals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Real Estate                                          0.75%         0.99%           0.25%         1.99%         0.01%        1.98%
  Semiconductor 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Technology                                           0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Telecommunications                                   0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Utilities                                            0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Bull                                                 0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Bear                                                 0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bull Plus                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  OTC                                                  0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Short OTC 3                                          0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  UltraOTC                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Mid-Cap Value 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Mid-Cap Growth 3                                     0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  UltraMid-Cap 3                                       0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Value 3                                    0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Growth 3                                   0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  UltraSmall-Cap                                       0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  U.S. Government Plus 3                               0.50%         0.95%           0.25%         1.70%          N/A         1.70%
  Rising Rates Opportunity 3                           0.75%         0.95%           0.25%         1.95%          N/A         1.95%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values 4                   0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth                      0.85%          1.16%          0.25%         2.26%         0.62%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to  reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2003. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed  under the  Distribution  Plan for the fiscal year ended  December 31,  2001.  Although  there are no maximum  amounts allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.
2        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2002.
3        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  shown are based on estimated  amounts for the fiscal year ending December 31, 2002.
4        Included  in the charge for Other  Expenses  is a fee of 0.325% of average  daily net assets  paid to  American  Skandia to reimburse  it for  administrative  costs.  The  investment  advisor  has agreed to waive fees and  reimburse  expenses  through
     September  30,  2003 in  order to  prevent  Total  Annual  Portfolio  Operating  Expenses  (excluding  brokerage  expenses  and extraordinary expenses) from exceeding 1.47% of the average daily net asset value of the respective Portfolio.

5    Net Annual Portfolio Operating Expenses reflect fee waivers and expense reimbursements in effect as of November 11, 2002.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and expenses you will incur with the Annuity over certain  periods of time based on specific  assumptions.  The examples  reflect the  Insurance  Charge,  Contingent  Deferred  Sales
Charges (when  applicable),  the Annual  Maintenance Fee (when applicable),  the charges deducted by the underlying  Portfolios,  as well as the charges for the optional  benefits that are offered under the Annuity.  The Securities and Exchange  Commission  ("SEC")
requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $1,000 in the Annuity and received a 5% annual return on assets.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-accounts,  not to a Fixed  Allocation;  (b) the
Insurance  Charge is assessed as 1.40% per year;  (c) the Annual  Maintenance  Fee (when  applicable) is reflected as an asset-based charge based on an assumed  average  contract size;  (d) you make no  withdrawals of Account Value during the period shown;  (e) you make no  transfers,  withdrawals,  surrender or other  transactions  for which we charge a fee during the period  shown;  (f) no tax charge applies;  (g) the expenses for the underlying  Portfolios  reflect the continued  waiver of fees or reimbursement of expenses throughout each period shown (refer to the "Net Annual Portfolio  Operating  Expenses," in the section entitled  "Underlying  Mutual
Fund Portfolio Annual  Expenses");  (h) the charge for each optional benefit is reflected as an additional charge equal to 0.25% per year,  respectively,  for the Guaranteed Return Option, the Enhanced Beneficiary  Protection and the Highest Anniversary Value Death
Benefit;  and (i) the Credit  applicable  to your  Annuity is 4% of Purchase  Payments.  The Credit may be less when total  Purchase
Payments  are less  then  $10,000  and may be more when  total  Purchase  Payments  are at least  $5,000,000  (see "How do I Receive
Credits?").  The examples do not reflect the impact of any Target  Value  Credits  that may be applied to Purchase  Payments  within the first Annuity Year.  The Insurance  Charge and the charges for the optional  benefits are deducted  daily.  Amounts shown in the examples are rounded to the nearest dollar.

Expense  Examples are provided as follows:  1.) for the basic  Annuity  contract  without any optional  benefits;  2.) for the basic
Annuity contract assuming that you elect any one of the available  optional  benefits:  the Guaranteed  Return Option,  the Enhanced
Beneficiary  Protection or the Highest  Anniversary  Value Death Benefit;  3.) for the basic Annuity contract assuming you elect any combination of two of the available  optional  benefits;  and 4.) for the basic Annuity contract assuming you elect all three of the available  optional  benefits.  You cannot elect to purchase the Enhanced  Beneficiary  Protection  Optional  Death Benefit with the
Plus40(TM)Optional Life Insurance Rider.

Expense  Examples are not provided for the Plus40(TM)Optional  Life  Insurance  Rider  because it is supported by American  Skandia's general  account and is not subject to, or registered  as a security  under,  either the  Securities  Act of 1933 or the  Investment
Company Act of 1940 and because  Owners can pay the annual,  age-based  charge  through funds  outside of the Annuity.  If the Owner elects to pay the annual  charge  from the  Annuity,  charges are  deducted as a partial  withdrawal  from the  Annuity,  subject to applicable taxes.  Please refer to the Appendix for a detailed description of this Rider.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Strong International Equity            28       85      144      306      30      92       157     330      33       100     170      355      36      109      184     381
AST William Blair International Growth     28       85      144      306      30      92       157     330      33       100     170      355      36      109      184     381
AST American Century International         29       89      152      320      32      97       165     345      34       105     178      370      37      113      191     395
Growth
AST DeAM International Equity              28       86      146      309      31      94       159     334      33       101     172      359      36      109      184     383
AST MFS Global Equity                      30       93      158      332      33      101      171     358      36       109     184      382      38      116      196     405
AST PBHG Small-Cap Growth                  28       85      145      307      30      93       158     333      33       101     171      358      36      109      184     382
AST DeAM Small-Cap Growth                  28       85      145      307      30      93       158     333      33       101     171      358      36      109      184     382
AST Federated Aggressive Growth            30       91      155      327      32      99       168     351      35       107     181      376      38      115      194     400
AST Goldman Sachs Small Cap Value          28       86      147      310      31      94       160     336      33       101     172      359      36      110      186     385
AST Gabelli Small-Cap Value                27       83      142      300      30      91       154     325      32       98      167      350      35      106      180     374
AST DeAM Small-Cap Value                   27       82      139      295      29      89       152     320      32       97      165      347      35      106      179     372
AST Goldman Sachs Mid-Cap Growth           29       88      150      317      31      96       163     341      34       104     176      366      37      112      189     390
AST Neuberger Berman Mid-Cap Growth        27       84      143      304      30      92       157     330      33       100     169      354      35      107      182     378
AST Neuberger Berman Mid-Cap Value         28       87      148      313      31      95       162     340      34       103     174      364      36      110      187     388
AST Alger All-Cap Growth                   28       86      147      311      31      94       160     337      34       103     174      362      36      110      186     386
AST Gabelli All-Cap Value                  28       86      147      311      31      94       160     337      34       103     174      362      36      110      186     386
AST T. Rowe Price Natural Resources        27       84      143      303      30      92       156     328      33       100     169      354      35      107      181     377
AST Alliance Growth                        27       84      143      304      30      92       157     330      33       100     170      355      35      108      183     380
AST MFS Growth                             27       84      143      303      30      92       156     328      33       100     169      354      35      107      181     377
AST Marsico Capital Growth                 27       82      140      297      29      90       153     323      32       98      166      348      35      106      179     373
AST Goldman Sachs Concentrated Growth      26       80      137      291      29      88       150     317      32       97      164      344      34      104      176     367
AST DeAM Large-Cap Growth                  26       80      137      290      29      88       150     317      31       96      163      341      34      104      176     366
AST DeAM Large-Cap Value                   26       80      137      290      29      88       150     317      31       96      163      341      34      104      176     366
AST Alliance/Bernstein Growth + Value      30       91      155      327      32      99       168     351      35       107     181      376      38      115      194     400
AST Sanford Bernstein Core Value           28       85      145      307      30      93       158     332      33       101     171      358      36      109      184     382
AST Cohen & Steers Realty                  28       87      148      313      31      95       161     338      34       103     174      363      36      110      186     386
AST Sanford Bernstein Managed Index 500    24       73      125      267      26      81       138     294      29       89      152      320      32      97       165     345
AST American Century Income & Growth       25       78      133      284      28      86       147     310      31       94      160      337      33      102      173     361
AST Alliance Growth and Income             25       78      133      284      28      86       147     310      31       94      160      337      33      102      173     361
AST MFS Growth with Income                 27       84      143      303      30      92       156     328      33       100     169      354      35      107      181     377
AST INVESCO Capital Income                 25       77      132      281      28      85       145     307      30       93      158      333      33      101      171     358
AST DeAM Global Allocation                 18       56      97       210      21      65       111     239      24       73      125      267      26      81       138     293
AST American Century Strategic Balanced    27       83      142      300      30      91       154     325      32       98      167      350      35      106      180     374
AST T. Rowe Price Asset Allocation         27       83      142      301      30      91       155     327      32       99      168      351      35      107      181     376
AST T. Rowe Price Global Bond              27       83      142      300      30      91       154     325      32       98      167      350      35      106      180     374
AST Federated High Yield                   26       79      134      286      28      86       147     311      31       94      160      337      34      103      174     362
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Lord Abbett Bond-Debenture             27       83      142      301      30      91       155     327      32       99      168      351      35      107      181     376
AST DeAM Bond                              25       78      133      283      28      86       146     309      31       94      159      334      33      101      172     359
AST PIMCO Total Return Bond                24       73      125      268      27      82       139     295      29       89      152      320      32      97       165     347
AST PIMCO Limited Maturity Bond            24       75      128      274      27      83       142     300      30       91      154      325      32      98       167     350
AST Money Market                           22       67      115      247      24      75       128     274      27       83      142      300      30      91       155     327

MV Emerging Markets                        33      101      172      359      36      109      184     383      39       117     197      406      41      125      210     430

WFVT Equity Value                          26       80      137      291      29      88       150     317      31       96      163      341      34      104      176     367
WFVT Equity Income                         26       80      137      291      29      88       150     317      31       96      163      341      34      104      176     367

Rydex Nova                                 31       94      160      337      34      103      174     362      36       110     186      386      39      118      199     410
Rydex Ursa                                 31       94      160      337      34      103      174     362      36       110     186      386      39      118      199     410
Rydex OTC                                  36      109      184      381      38      116      196     405      41       124     208      427      44      132      221     449

INVESCO VIF Dynamics                       27       83      142      300      30      91       154     325      32       98      167      350      35      106      180     374
INVESCO VIF Technology                     27       82      140      298      30      91       154     324      32       98      167      349      35      106      179     373
INVESCO VIF Health Sciences                27       82      140      297      29      90       153     323      32       98      166      348      35      106      179     373
INVESCO VIF Financial Services             27       82      140      298      30      91       154     324      32       98      167      349      35      106      179     373
INVESCO VIF Telecommunications             27       83      142      300      30      91       155     327      32       99      168      351      35      107      181     376

Evergreen VA Global Leaders                26       80      137      291      29      88       150     317      31       96      163      341      34      104      176     367
Evergreen VA Special Equity                26       81      138      294      29      89       152     320      32       97      165      345      34      105      178     370
Evergreen VA Omega                         23       71      122      261      26      79       135     287      28       87      148      313      31      95       162     340

ProFund VP Europe 30                       36      109      184      381      38      116      196     405      41       124     208      427      44      132      221     449
ProFund VP Asia 30                         36      110      186      385      39      118      199     410      41       125     211      432      44      133      223     454
ProFund VP Japan                           36      110      186      385      39      118      199     410      41       125     211      432      44      133      223     454
ProFund VP Banks                           36      110      186      386      39      118      199     410      42       126     212      434      44      134      224     456
ProFund VP Basic Materials                 36      110      186      386      39      118      199     410      42       126     212      434      44      134      224     456
ProFund VP Biotechnology                   37      112      189      390      39      119      201     412      42       127     213      435      45      135      226     458
ProFund VP Consumer Cyclical               36      110      186      386      39      118      199     410      42       126     212      434      44      134      224     456
ProFund VP Consumer Non-Cyclical           36      110      186      386      39      118      199     410      42       126     212      434      44      134      224     456
ProFund VP Energy                          37      112      189      390      39      119      201     412      42       127     213      435      45      135      226     458
ProFund VP Financial                       37      112      189      390      39      119      201     412      42       127     213      435      45      135      226     458
ProFund VP Healthcare                      37      112      189      390      39      119      201     412      42       127     213      435      45      135      226     458
ProFund VP Industrial                      36      110      186      386      39      118      199     410      42       126     212      434      44      134      224     456
ProFund VP Internet                        36      110      186      386      39      118      199     410      42       126     212      434      44      134      224     456
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
ProFund VP Pharmaceuticals                 36      110      186      386      39      118      199     410      42       126     212      434      44      134      224     456
ProFund VP Precious Metals                 36      110      186      386      39      118      199     410      42       126     212      434      44      134      224     456
ProFund VP Real Estate                     37      112      189      390      39      119      201     412      42       127     213      435      45      135      226     458
ProFund VP Semiconductor                   36      110      186      386      39      118      199     410      42       126     212      434      44      134      224     456
ProFund VP Technology                      37      112      189      390      39      119      201     412      42       127     213      435      45      135      226     458
ProFund VP Telecommunications              37      112      189      390      39      119      201     412      42       127     213      435      45      135      226     458
ProFund VP Utilities                       37      112      189      390      39      119      201     412      42       127     213      435      45      135      226     458
ProFund VP Bull                            37      112      189      390      39      119      201     412      42       127     213      435      45      135      226     458
ProFund VP Bear                            36      109      184      381      38      116      196     405      41       124     208      427      44      132      221     449
ProFund VP Bull Plus                       36      110      186      385      39      118      199     410      41       125     211      432      44      133      223     454
ProFund VP OTC                             36      109      184      382      38      116      196     405      41       125     210      429      44      132      222     451
ProFund VP Short OTC                       36      110      186      386      39      118      199     410      42       126     212      433      44      134      224     456
ProFund VP UltraOTC                        36      110      186      386      39      118      199     410      42       126     212      433      44      134      224     456
ProFund VP Mid-Cap Value                   36      110      186      386      39      118      199     410      42       126     212      434      44      134      224     456
ProFund VP Mid-Cap Growth                  36      110      186      386      39      118      199     410      42       126     212      434      44      134      224     456
ProFund VP UltraMid-Cap                    36      110      187      388      39      119      200     411      42       126     212      434      44      134      225     457
ProFund VP Small-Cap Value                 36      110      187      388      39      119      200     411      42       126     212      434      44      134      225     457
ProFund VP Small-Cap Growth                36      110      187      388      39      119      200     411      42       126     212      434      44      134      225     457
ProFund VP UltraSmall-Cap                  37      112      189      390      39      119      201     412      42       127     213      435      45      135      226     458
ProFund VP U.S. Government Plus            34      103      174      362      36      110      186     386      39       118     199      410      42      126      212     433
ProFund VP Rising Rates Opportunity        36      110      186      386      39      118      199     410      42       126     212      433      44      134      224     456

First Trust(R)10 Uncommon Values            30       92      157      330      33      100      169     354      35       107     182      378      38      116      195     401

SP Jennison International Growth           33      100      170      355      36      109      184     381      38       116     196      405      41      124      208     427
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       One Optional Benefit Elected       Any Two Optional Benefits        All Optional Benefits Elected
your   Annuity   at  the   end  of  the                                                                                   Elected
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST Strong International Equity            113     170      219      306     115      177      232     330      118      185     245     355      121      194      259     381
AST William Blair International Growth     113     170      219      306     115      177      232     330      118      185     245     355      121      194      259     381
AST American Century International         114     174      227      320     117      182      240     345      119      190     253     370      122      198      266     395
Growth
AST DeAM International Equity              113     171      221      309     116      179      234     334      118      186     247     359      121      194      259     383
AST MFS Global Equity                      115     178      233      332     118      186      246     358      121      194     259     382      123      201      271     405
AST PBHG Small-Cap Growth                  113     170      220      307     115      178      233     333      118      186     246     358      121      194      259     382
AST DeAM Small-Cap Growth                  113     170      220      307     115      178      233     333      118      186     246     358      121      194      259     382
AST Federated Aggressive Growth            115     176      230      327     117      184      243     351      120      192     256     376      123      200      269     400
AST Goldman Sachs Small Cap Value          113     171      222      310     116      179      235     336      118      186     247     359      121      195      261     385
AST Gabelli Small-Cap Value                112     168      217      300     115      176      229     325      117      183     242     350      120      191      255     374
AST DeAM Small-Cap Value                   112     167      214      295     114      174      227     320      117      182     240     347      120      191      254     372
AST Goldman Sachs Mid-Cap Growth           114     173      225      317     116      181      238     341      119      189     251     366      122      197      264     390
AST Neuberger Berman Mid-Cap Growth        112     169      218      304     115      177      232     330      118      185     244     354      120      192      257     378
AST Neuberger Berman Mid-Cap Value         113     172      223      313     116      180      237     340      119      188     249     364      121      195      262     388
AST Alger All-Cap Growth                   113     171      222      311     116      179      235     337      119      188     249     362      121      195      261     386
AST Gabelli All-Cap Value                  113     171      222      311     116      179      235     337      119      188     249     362      121      195      261     386
AST T. Rowe Price Natural Resources        112     169      218      303     115      177      231     328      118      185     244     354      120      192      256     377
AST Alliance Growth                        112     169      218      304     115      177      232     330      118      185     245     355      120      193      258     380
AST MFS Growth                             112     169      218      303     115      177      231     328      118      185     244     354      120      192      256     377
AST Marsico Capital Growth                 112     167      215      297     114      175      228     323      117      183     241     348      120      191      254     373
AST Goldman Sachs Concentrated Growth      111     165      212      291     114      173      225     317      117      182     239     344      119      189      251     367
AST DeAM Large-Cap Growth                  111     165      212      290     114      173      225     317      116      181     238     341      119      189      251     366
AST DeAM Large-Cap Value                   111     165      212      290     114      173      225     317      116      181     238     341      119      189      251     366
AST Alliance/Bernstein Growth + Value      115     176      230      327     117      184      243     351      120      192     256     376      123      200      269     400
AST Sanford Bernstein Core Value           113     170      220      307     115      178      233     332      118      186     246     358      121      194      259     382
AST Cohen & Steers Realty                  113     172      223      313     116      180      236     338      119      188     249     363      121      195      261     386
AST Sanford Bernstein Managed Index 500    109     158      200      267     111      166      213     294      114      174     227     320      117      182      240     345
AST American Century Income & Growth       110     163      208      284     113      171      222     310      116      179     235     337      118      187      248     361
AST Alliance Growth and Income             110     163      208      284     113      171      222     310      116      179     235     337      118      187      248     361
AST MFS Growth with Income                 112     169      218      303     115      177      231     328      118      185     244     354      120      192      256     377
AST INVESCO Capital Income                 110     162      207      281     113      170      220     307      115      178     233     333      118      186      246     358
AST DeAM Global Allocation                 103     141      172      210     106      150      186     239      109      158     200     267      111      166      213     293
AST American Century Strategic Balanced    112     168      217      300     115      176      229     325      117      183     242     350      120      191      255     374
AST T. Rowe Price Asset Allocation         112     168      217      301     115      176      230     327      117      184     243     351      120      192      256     376
AST T. Rowe Price Global Bond              112     168      217      300     115      176      229     325      117      183     242     350      120      191      255     374
AST Federated High Yield                   111     164      209      286     113      171      222     311      116      179     235     337      119      188      249     362
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Lord Abbett Bond-Debenture             112     168      217      301     115      176      230     327      117      184     243      351     120      192      256     376
AST DeAM Bond                              110     163      208      283     113      171      221     309      116      179     234      334     118      186      247     359
AST PIMCO Total Return Bond                109     158      200      268     112      167      214     295      114      174     227      320     117      182      240     347
AST PIMCO Limited Maturity Bond            109     160      203      274     112      168      217     300      115      176     229      325     117      183      242     350
AST Money Market                           107     152      190      247     109      160      203     274      112      168     217      300     115      176      230     327

MV Emerging Markets                        118     186      247      359     121      194      259     383      124      202     272      406     126      210      285     430

WFVT Equity Value                          111     165      212      291     114      173      225     317      116      181     238      341     119      189      251     367
WFVT Equity Income                         111     165      212      291     114      173      225     317      116      181     238      341     119      189      251     367

Rydex Nova                                 116     179      235      337     119      188      249     362      121      195     261      386     124      203      274     410
Rydex Ursa                                 116     179      235      337     119      188      249     362      121      195     261      386     124      203      274     410
Rydex OTC                                  121     194      259      381     123      201      271     405      126      209     283      427     129      217      296     449

INVESCO VIF Dynamics                       112     168      217      300     115      176      229     325      117      183     242      350     120      191      255     374
INVESCO VIF Technology                     112     167      215      298     115      176      229     324      117      183     242      349     120      191      254     373
INVESCO VIF Health Sciences                112     167      215      297     114      175      228     323      117      183     241      348     120      191      254     373
INVESCO VIF Financial Services             112     167      215      298     115      176      229     324      117      183     242      349     120      191      254     373
INVESCO VIF Telecommunications             112     168      217      300     115      176      230     327      117      184     243      351     120      192      256     376

Evergreen VA Global Leaders                111     165      212      291     114      173      225     317      116      181     238      341     119      189      251     367
Evergreen VA Special Equity                111     166      213      294     114      174      227     320      117      182     240      345     119      190      253     370
Evergreen VA Omega                         108     156      197      261     111      164      210     287      113      172     223      313     116      180      237     340

ProFund VP Europe 30                       121     194      259      381     123      201      271     405      126      209     283      427     129      217      296     449
ProFund VP Asia 30                         121     195      261      385     124      203      274     410      126      210     286      432     129      218      298     454
ProFund VP Japan                           121     195      261      385     124      203      274     410      126      210     286      432     129      218      298     454
ProFund VP Banks                           121     195      261      386     124      203      274     410      127      211     287      434     129      219      299     456
ProFund VP Basic Materials                 121     195      261      386     124      203      274     410      127      211     287      434     129      219      299     456
ProFund VP Biotechnology                   122     197      264      390     124      204      276     412      127      212     288      435     130      220      301     458
ProFund VP Consumer Cyclical               121     195      261      386     124      203      274     410      127      211     287      434     129      219      299     456
ProFund VP Consumer Non-Cyclical           121     195      261      386     124      203      274     410      127      211     287      434     129      219      299     456
ProFund VP Energy                          122     197      264      390     124      204      276     412      127      212     288      435     130      220      301     458
ProFund VP Financial                       122     197      264      390     124      204      276     412      127      212     288      435     130      220      301     458
ProFund VP Healthcare                      122     197      264      390     124      204      276     412      127      212     288      435     130      220      301     458
ProFund VP Industrial                      121     195      261      386     124      203      274     410      127      211     287      434     129      219      299     456
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
ProFund VP Internet                        121     195      261      386     124      203      274     410      127      211     287      434     129      219      299     456
ProFund VP Pharmaceuticals                 121     195      261      386     124      203      274     410      127      211     287      434     129      219      299     456
ProFund VP Precious Metals                 121     195      261      386     124      203      274     410      127      211     287      434     129      219      299     456
ProFund VP Real Estate                     122     197      264      390     124      204      276     412      127      212     288      435     130      220      301     458
ProFund VP Semiconductor                   121     195      261      386     124      203      274     410      127      211     287      434     129      219      299     456
ProFund VP Technology                      122     197      264      390     124      204      276     412      127      212     288      435     130      220      301     458
ProFund VP Telecommunications              122     197      264      390     124      204      276     412      127      212     288      435     130      220      301     458
ProFund VP Utilities                       122     197      264      390     124      204      276     412      127      212     288      435     130      220      301     458
ProFund VP Bull                            122     197      264      390     124      204      276     412      127      212     288      435     130      220      301     458
ProFund VP Bear                            121     194      259      381     123      201      271     405      126      209     283      427     129      217      296     449
ProFund VP Bull Plus                       121     195      261      385     124      203      274     410      126      210     286      432     129      218      298     454
ProFund VP OTC                             121     194      259      382     123      201      271     405      126      210     285      429     129      217      297     451
ProFund VP Short OTC                       121     195      261      386     124      203      274     410      127      211     287      433     129      219      299     456
ProFund VP UltraOTC                        121     195      261      386     124      203      274     410      127      211     287      433     129      219      299     456
ProFund VP Mid-Cap Value                   121     195      261      386     124      203      274     410      127      211     287      434     129      219      299     456
ProFund VP Mid-Cap Growth                  121     195      261      386     124      203      274     410      127      211     287      434     129      219      299     456
ProFund VP UltraMid-Cap                    121     195      262      388     124      204      275     411      127      211     287      434     129      219      300     457
ProFund VP Small-Cap Value                 121     195      262      388     124      204      275     411      127      211     287      434     129      219      300     457
ProFund VP Small-Cap Growth                121     195      262      388     124      204      275     411      127      211     287      434     129      219      300     457
ProFund VP UltraSmall-Cap                  122     197      264      390     124      204      276     412      127      212     288      435     130      220      301     458
ProFund VP U.S. Government Plus            119     188      249      362     121      195      261     386      124      203     274      410     127      211      287     433
ProFund VP Rising Rates Opportunity        121     195      261      386     124      203      274     410      127      211     287      433     129      219      299     456

First Trust(R)10 Uncommon Values            115     177      232      330     118      185      244     354      120      192     257      378     123      201      270     401

SP Jennison International Growth           118     185      245      355     121      194      259     381      123      201     271      405     126      209      283     427
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see "What are
Separate  Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are interested.  The following chart  classifies each of the Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also  provides a  description  of each
Portfolio's  investment  objective (in italics) and a short,  summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those Portfolios whose name includes the prefix "AST" are Portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-766-4530.

====================================================================================================================================
Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the  Annuity.  Owners of  Annuities  issued on or after March 16, 2001 will not be allowed to  allocate  Account  Value to the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuities issued before March 16, 2001, and/or their authorized  investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Annuity Owners and/or their  authorized  investment  professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex Sub-accounts at a later date. Bank drafting,  dollar cost averaging,  asset allocation and rebalancing  programs that were effective  before  March 16, 2001 and  included  one or more of the Rydex  Sub-accounts  will be allowed to  continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
====================================================================================================================================

====================================================================================================================================
Effective  close of business June 28, 2002, the AST Goldman Sachs  Small-Cap  Value  portfolio is no longer offered as a Sub-account under the  Annuity,  except as noted below.  Annuity  contracts  with Account  Value  allocated to the AST Goldman  Sachs  Small-Cap
Value  Sub-account  on or before June 28, 2002 may continue to allocate  Account Value and make transfers into the AST Goldman Sachs
Small-Cap  Value  Sub-account,  including any bank drafting,  dollar cost  averaging,  asset  allocation and  rebalancing  programs.
Owners of Annuities  issued after June 28, 2002 will not be allowed to allocate  Account  Value to the AST Goldman  Sachs  Small-Cap
Value Sub-account.

The AST Goldman Sachs Small-Cap Value  Sub-account may be offered to new Owners at some future date;  however,  at the present time,
American Skandia has no intention to do so.
====================================================================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on
                    companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative      Strong Capital
                    valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation,     Management, Inc.
                    management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different
      EQUITY        countries,  excluding the United States.  The Portfolio invests primarily in companies selected
                    for their growth  potential.  Securities are generally  selected  without regard to any defined     William Blair &
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     American Century
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the
 SMALL CAP GROWTH   common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market     Pilgrim Baxter &
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity      Deutsche Asset
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
      GROWTH        Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's   Counseling/Federated
                    strategies with respect to security analysis,  market  capitalization and sector allocation are    Global Investment
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly     Management Corp.
                    above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized, based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,
 SMALL CAP VALUE    less well-known  companies (with market  capitalizations of less than $4 billion at the time of   Goldman Sachs Asset
                    investment).                                                                                           Management
                    Effective  July 31, 2002,  the Portfolio will have a  non-fundamental  policy to invest,  under normal  circumstances,  at  least  80% of the  value  of its  assets  in  small  capitalization companies.  The 80%  investment  requirement  applies  at the time the  Portfolio  invests  its assets.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
                    Effective  July 31, 2002,  the Portfolio will have a  non-fundamental  policy to invest,  under          GAMCO
                    normal  circumstances,  at  least  80% of the  value  of its  assets  in  small  capitalization     Investors, Inc.
                    companies.  Effective  September  30, 2002,  the stated  market  capitalization  range has been increased to $1.5 billion or less.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which      Deutsche Asset
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but     Management, Inc
                    which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity securities  selected for their growth  potential,  and normally invests at least 80% of its net assets in medium-sized  companies.  For purposes of the Portfolio,  medium-sized  companies are those whose market  capitalizations  (measured at the time of investment) fall within the range
                    of companies  in the  Standard & Poor's  MidCap 400 Index.  The  Sub-advisor  seeks to identify   Goldman Sachs Asset
                    individual  companies with earnings  growth  potential that may not be recognized by the market        Management
                    at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that
                    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered     Neuberger Berman
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing       Incorporated
                    companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of     Neuberger Berman
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented        Management
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are       Incorporated
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on        Fred Alger
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term      Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor     Marsico Capital
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes are experiencing  favorable demand for their products and services,  and which operate        Management
                    in a favorable  competitive  and  regulatory  environment.  The  Sub-advisor  seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in
 LARGE CAP GROWTH   the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to      Deutsche Asset
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an      Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index     Alliance Capital
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even   Sanford C. Bernstein
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual        & Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
      (REIT)        securities of real estate companies,  i.e., a company that derives at least 50% of its revenues      Cohen & Steers
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its
                    assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to   INVESCO Funds Group,
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular           Inc.
                    dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").
                    The Portfolio seeks to achieve its investment objective by investing in different  combinations
                    of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are      Deutsche Asset
                    allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such     Management, Inc.
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth      T. Rowe Price
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade     Associates, Inc.
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").      T. Rowe Price
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including   International, Inc.
                    derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a   Federated Investment
                    typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or        Counseling
                    greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett & Co.
                    appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective      Wells Capital
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are maintained  in at least six  countries at all times and no more than 35% of total assets in any
                    single  one of them.  Effective  July 31,  2002,  the  Portfolio  will seek  long-term  capital     Montgomery Asset
                    appreciation  under normal  conditions  by investing at least 80% of its total assets in stocks     Management, LLC
                    of companies of any size based in the world's developing economies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value: : seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective by  investing  primarily  in equity  securities  of U.S.
                    companies  with strong  return  potential  based on current  market  valuations.  Under  normal
                    circumstances,  the Portfolio  invests at least 80% of its assets in equity securities with the    Wells Fargo Funds
                    same  characteristics  as common stocks, and in preferred stocks,  warrants,  and securities of     Management, LLC
                    foreign companies through ADRs and similar investments.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least    Wells Fargo Funds
                    80% of its total assets in income producing  equity  securities and in issues of companies with     Management, LLC
                    market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the
     TACTICAL       Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  Rydex Global Advisers
   ALLOCA-TION      daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500  (f/k/a PADCO Advisors
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any        II, Inc.)
                    decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities
     TACTICAL       included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares  Rydex Global Advisers
   ALLOCA-TION      will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the  (f/k/a PADCO Advisors
                    value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an        II, Inc.)
                    inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other
   STRATEGIC OR     instruments  whose  performance is expected to correspond to that of the Index,  and may engage  Rydex Global Advisers
     TACTICAL       in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
   ALLOCA-TION      shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies  that are leaders in attractive  growth markets with a history of strong
                    returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show   INVESCO Funds Group,
                    accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and           Inc.
                    other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,   INVESCO Funds Group,
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT           Inc.
                    infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts   INVESCO Funds Group,
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care           Inc.
                    companies.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and government-sponsored  agencies) and suppliers to financial services  companies.  The investment
                    advisor seeks  companies which it believes can grow their revenues and earnings in a variety of   INVESCO Funds Group,
                    interest  rate  environments  - although  securities  prices of  financial  services  companies           Inc.
                    generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite
                    communications,  television and movie programming,  broadcasting and Internet access. Normally,   INVESCO Funds Group,
                    the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different           Inc.
                    countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
  GLOBAL EQUITY     U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Evergreen Investment
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative   Management Company,
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and           LLC
                    established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various   Evergreen Investment
                    cash  equivalents.  The Portfolio's  advisor selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market conditions,  business  developments  and  economic  trends.  During  this review  process,  the
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than   Evergreen Investment
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead   Management Company,
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may           LLC
                    also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund  Advisors,  is composed of 30 of the companies  located in the Asia/Pacific  region, except  Japan with the  highest  market  capitalization,  whose  securities  are traded on U.S.
      EQUITY        exchanges as  depository  receipts or ordinary  shares.  The  component  stocks of the ProFunds
                    Asia 30 Index are  determined  based on the market  capitalization  of each  company  and their relative weights are determined based on the modified market capitalization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Nikkei  225 Stock  Average.  The  Nikkei 225 Stock  Average is a
                    price-weighted  index of 225 large,  actively  traded Japanese stocks traded on the Tokyo Stock
      EQUITY        Exchange.  Since the Japanese markets are not open when this Portfolio  values its shares,  its success in meeting its  investment  objective is  determined by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones  U.S.  Banks  Sector  Index.  The Index  measures  the performance of the banking  economic  sector of the U.S.  equity market.  This industry  covers the banking industry,  including regional banks and savings and loans, but excluding investment and merchant banks. The Portfolio  primarily  invests in banking  companies,  or in instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Index  measures the  performance  of the basic  materials  economic  sector of the U.S.  equity
      SECTOR        market.  The Portfolio  primarily invests in basic material  companies,  or in instruments that   ProFund Advisors LLC
                    provide  exposure  to these  companies,  including  companies  involved  in the  production  of aluminum,  chemicals,  commodities,  chemical specialty products, forest products,  non-ferrous mining products, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond  to the daily  performance  of the Dow Jones  U.S.  Biotechnology  Index.  The Index
                    measures the performance of the biotechnology  sector of the U.S. equity market.  The Portfolio
      SECTOR        invests primarily in biotechnology  companies, or in instruments that provide exposure to these   ProFund Advisors LLC
                    companies,   including  companies  engaged  in  genetic  research,  and/or  the  marketing  and development  of  recombinant  DNA  products.  Companies  represented  in  this  sector  include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Index measures the  performance of the consumer  cyclical  economic  sector of the U.S.  equity market.  The Portfolio  primarily  invests in consumer  cyclical  companies,  or in instruments that provide exposure to these companies,  including  airlines,  auto  manufacturers,  tire and
      SECTOR        rubber  manufacturers,  auto parts suppliers,  casinos,  toy manufacturers,  restaurant chains,   ProFund Advisors LLC
                    home  construction  companies,  lodging  chains,  broadline  retailers,   specialty  retailers,
                    footwear  and  clothing/fabric   manufacturers,   and  media  companies,  such  as  advertising
                    companies,  entertainment and leisure companies,  consumer electronic  companies,  broadcasters and publishers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses, that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Index measures the performance of the consumer  non-cyclical  economic sector of the
                    U.S. equity market. The Portfolio invests primarily in consumer non-cyclical  companies,  or in
      SECTOR        instruments  that  provide  exposure to these  companies,  including  distillers  and  brewers,   ProFund Advisors LLC
                    producers  of soft  drinks,  consumer  service  companies,  durable and  non-durable  household product manufacturers,  cosmetic companies, food retailers,  other food companies,  tobacco and agricultural companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow Jones U.S.  Energy Sector Index.  The Index  measures the performance of the energy sector of the U.S.  equity market.  The Portfolio  invests  primarily in energy companies, or in instruments that provide exposure to these companies,  including oil equipment and services companies, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Financial  Sector Index.  The Index
                    measures the performance of the financial  services  economic sector of the U.S. equity market.
                    The  Portfolio  invests  primarily  in  securities  of  financial  services  companies,  or  in instruments  that  provide  exposure  to  these  companies,  including  regional  banks,  major international  banks,  insurance  companies,  companies that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing  companies,  mortgage  lenders, investment  advisors,  savings and loans,  savings banks,  thrifts,  building  associations and societies,  credit unions, securities broker-dealers,  investment banks, merchant banks, online brokers, publicly traded stock exchanges and specialty finance companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index. The Index
                    measures the  performance of the  healthcare  sector of the U.S.  equity market.  The Portfolio invests  primarily in  securities  of  healthcare  companies,  or in  instruments  that provide exposure to these  companies,  including  health care  providers,  biotechnology  companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Industrial  Sector Index. The Index
                    measures the  performance of the  industrial  sector of the U.S.  equity market.  The Portfolio primarily  invests in industrial  companies,  or in instruments  that provide exposure to these companies,  including aerospace and defense companies, advanced industrial companies, equipment manufacturers,  air freight companies,  building material  manufacturers,  packaging companies,
                    manufacturers  of  electrical   components  and  equipment,   heavy   construction   companies,
                    manufacturers of heavy machinery,  industrial services companies,  industrial companies, marine transportation companies, railroads, shipbuilders and trucking companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the  daily  performance  of the Dow Jones  U.S.  Internet  Index.  The  Index  measures  the performance  of  companies  in the U.S.  equity  markets  that  generate  the majority of their revenues  from the  Internet.  The  Portfolio  primarily  invests in internet  companies  or in instruments  that provide  exposure to these  companies,  including  companies  that derive the majority of their revenues from providing goods and/or services  through an open network,  such as a web site or from  providing  access to the  Internet  or  providing  enabling  services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Index measures the performance of the  pharmaceuticals  sector of the U.S.  equity market.  The
                    Portfolio  primarily  invests in  pharmaceutical  companies,  or in  instruments  that  provide exposure to these companies,  including makers of prescription and  over-the-counter  drugs, as well as companies engaged in contract drug research.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold & Silver Index.
                    The Index measures the  performance of the precious  metals  economic sector of the U.S. equity
                    market.  The  Portfolio  primarily  invests  in  gold  and  silver  mining  companies,   or  in
                    instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow  Jones  U.S.  Real  Estate  Index.  The Index
                    measures the  performance of the real estate  industry  sector of the U.S.  equity market.  The
                    Portfolio invests  primarily in real estate companies,  or in instruments that provide exposure to these  companies,  including hotel and resort  companies and real estate  investment  trusts
                    (REITs) that invest in apartments,  office and retail properties.  REITs are passive investment vehicles that invest primarily in income-producing  real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Semiconductor  Index.  The Index
                    measures the performance of the semiconductor  sector of the U.S. equity market.  The Portfolio primarily  invests  in  companies  engaged  in  the  production  of  semiconductors  and  other integrated  chips, as well as other related  products such as circuit boards and mother boards, or in  instruments  that  provide  exposure to these  companies.  The  Portfolio  may invest in companies that may be newly-formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Technology  Sector Index. The Index
                    measures the  performance of the  technology  sector of the U.S.  equity market.  The Portfolio invests  primarily in technology  companies,  or in instruments  that provide exposure to these companies,  including  companies  involved in the  development  and  production  of  technology
                    products,   including   computer   hardware   and   software,   telecommunications   equipment,
                    microcomputer   components,   integrated  computer  circuits  and  office  equipment  utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Index measures the  performance  of the  telecommunications  sector of the U.S.  equity market.
                    The  Portfolio  invests  primarily in  telecommunications  companies,  or in  instruments  that provide  exposure  to  these  companies,  including  fixed  line  communications  and  wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Utilities  Sector Index.  The Index
      SECTOR        measures the  performance  of the utilities  sector of the U.S.  equity  market.  The Portfolio   ProFund Advisors LLC
                    invests  primarily in utility  companies,  or in  instruments  that  provide  exposure to these companies, including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R)
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite)  of the daily  performance  of the NASDAQ 100(TM)Index.  If the  Portfolio is  successful  in meeting its  objective,  the net asset value of the Portfolio shares  should  increase in  proportion  to any daily  decrease in the level of the NASDAQ 100(TM)
                    Index.  Conversely,  the net  asset  value  of  shares  of the  Portfolio  should  decrease  in proportion to any daily increase in the level of the NASDAQ 100(TM)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P MidCap 400 Index(R)is a widely used measure of medium capitalized U.S. company stock  performance.  It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R)for their market size, industry group  representation,  and the frequency and ease with which their stocks trade, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value  Index(R)is a  capitalization-weighted  index that  comprises  all of the stocks in the S&P MidCap 400 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
  S&P MIDCAP 400    400/Barra Growth Index(R)is a capitalization-weighted  index that comprises all of the stocks in   ProFund Advisors LLC
                    the S&P MidCap 400 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond  to twice  (200%)  the  daily  performance  of the S&P  MidCap  400  Index(R).  If the
                    Portfolio is successful in meeting its objective,  it should gain  approximately  twice as much
  S&P MIDCAP 400    as the S&P  MidCap 400 Index(R)when the prices of the  securities  in the S&P MidCap 400 Index(R) ProFund Advisors LLC
                    rise on a given day and should lose  approximately  twice as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P SmallCap 600 Index(R)is an unmanaged index comprising 600 domestic stocks, with a market  capitalization valued at under one billion dollars,  chosen for market size, liquidity,  and industry group representation.  The index comprises stocks from the industrial,  utility, financial, and transportation sectors, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra Value Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

--------------------- ------------------------------------------------------------------------------------------------ ---------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                 ADVISOR/
                                                                                                                           SUB-ADVISOR
--------------------- ------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
  S&P SMALLCAP 600    ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that  ProFund Advisors LLC correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                      SmallCap 600/Barra Growth Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have high price-to-book ratios.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
    RUSSELL 2000      ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before  ProFund Advisors LLC fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                      Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
  U.S. GOV'T BOND     ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,  ProFund Advisors LLC that  correspond to 125% of the daily price  movement of the most recently  issued 30-year U.S.
                      Treasury Bond.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
  U.S. GOV'T BOND     ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,  ProFund Advisors LLC that  correspond  to 125% of the inverse  (opposite)  of the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond.  If the  Portfolio is successful in meeting its objective,  the net asset value of the Portfolio's  shares should decrease in proportion to any daily increase in the price of the 30-year U.S. Treasury Bond on a given day.  Conversely,  the net asset value of shares of the Portfolio  should increase in proportion to any daily decrease in the price of the 30-year U.S. Treasury Bond on a given day.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The First Trust(R)10 Uncommon Values Portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers.  Since the assets of the  Portfolio  are invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  The Portfolio may also be subject to additional market risk due to its policy of investing  based on an investment  strategy and generally not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management may subject Owners to greater market risk than other portfolios.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
     LARGE CAP        First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                      Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
       BLEND          greatest  potential for capital  appreciation  during the next year. The stocks included in the      First Trust
                      Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of     Advisors L.P.
                      Lehman Brothers.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------
                      ------------------------------------------------------------------------------------------------ ---------------------
       INTER-         The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                      long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                      equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at
  NATIONAL EQUITY     least 65% of its total  assets in common  stock of foreign  companies  operating or based in at       Prudential
                      least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose    Investments LLC/
                      earnings are growing at a faster rate than other companies and that have  above-average  actual  Jennison Associates
                      and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational          LLC
                      characteristics.
--------------------- ------------------------------------------------------------------------------------------------ ---------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed  investment  options of  different  durations  during the  accumulation  period.  These  "Fixed  Allocations"  earn a guaranteed  fixed rate of interest for a specified  period of time,  called the "Guarantee  Period." In most states,  we offer Fixed
Allocations  with Guarantee  Periods from 1 to 10 years.  We may also offer special  purpose Fixed  Allocations for use with certain optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee Period.  However,  if you withdraw or transfer
Account Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer based on a formula, called a "Market Value  Adjustment."  The Market Value  Adjustment  can either be positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  Please refer to the section  entitled  "How does the Market Value  Adjustment
Work?" for a description  of the formula along with examples of how it is  calculated.  You may allocate  Account Value to more than one Fixed Allocation at a time.

Fixed  Allocations  may not be available in all states.  Availability  of Fixed  Allocations  is subject to change and may differ by state and by the annuity product you purchase.  Please call American Skandia at  1-800-766-4530  to determine  availability of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred  Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a Contingent  Deferred  Sales Charge or CDSC if you  surrender  your Annuity or when you make a partial  withdrawal.  The
CDSC reimburses us for expenses related to sales and distribution of the Annuity,  including  commissions,  marketing  materials and other  promotional  expenses.  The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable  Annuity Year.  For purposes of  calculating  the CDSC, we consider the year following the date we receive a Purchase
Payment as Year 1. The amount of the CDSC  applicable  to each  Purchase  Payment  decreases  over time,  measured from the date the
Purchase Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           YEARS               1      2     3     4     5     6     7     8     9+
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           CHARGE (%)         8.5    8.5   8.5   8.5   7.5   5.5   3.5   1.5   0.0
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each Purchase  Payment has its own CDSC period.  When you make a  withdrawal,  we assume that the oldest  Purchase  Payment is being withdrawn  first so that the lowest CDSC is deducted  from the amount  withdrawn.  After eight (8) complete  years from the date you make a Purchase Payment,  no CDSC will be assessed if you withdraw or surrender that Purchase Payment.  Under certain  circumstances you can  withdraw a limited  amount of Account  Value  without  paying a CDSC.  This is  referred  to as a "Free  Withdrawal."  Free
Withdrawals  are not treated as a withdrawal of Purchase  Payments for purposes of calculating  the CDSC on a subsequent  withdrawal or  surrender.  Withdrawals  of amounts  greater than the maximum  Free  Withdrawal  amount are treated as a withdrawal  of Purchase
Payments and will be assessed a CDSC.  For purposes of  calculating  the CDSC on a surrender or a partial  withdrawal,  the Purchase
Payments being  withdrawn may be greater than your remaining  Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision or if your Account  Value has declined in value due to negative market performance.

We may  waive  the CDSC  under  certain  medically-related  circumstances  or when  taking a Minimum  Distribution  from an  Annuity purchased  as a  "qualified"  investment.  Free  Withdrawals,  Medically-Related  Surrenders  and  Minimum  Distributions  are  each explained more fully in the section entitled "Access to Your Account Value".

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $30.00
or 2% of your Account Value invested in the variable  investment  options,  whichever is less. This fee will be deducted annually on the  anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year, the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase one or more optional  benefits,  we will deduct an additional  charge on a daily basis from your  Account  Value  allocated  to the  Sub-accounts.  The charge for each  optional  benefit is  deducted  in addition to the
Insurance Charge due to the increased  insurance risk associated with the optional  benefits.  The additional  charge is included in the  daily  calculation  of the Unit  Price for each  Sub-account.  Please  refer to the  section  entitled  "Death  Benefit"  for a description of the charge for each Optional Death Benefit.  Please refer to the section  entitled  "Managing Your Account Value - Do you offer  programs  designed  to  guarantee  a "return  of  premium"  at a future  date?" for a  description  of the charge for the
Guaranteed Return Option.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period
are not  subject  to the  Transfer  Fee and are not  counted  toward  the twenty  free  transfers.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax  Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes.  The amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges from each  Purchase  Payment at the time of a withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against the average  daily assets  allocated  to the  Sub-accounts.  The
Insurance  Charge is the  combination  of the Mortality & Expense Risk Charge (1.25%) and the  Administration  Charge  (0.15%).  The
total charge is equal to 1.40% on an annual basis.  The Insurance  Charge is intended to compensate  American  Skandia for providing the insurance  benefits under the Annuity,  including the Annuity's  basic death benefit that provides  guaranteed  benefits to your beneficiaries  even if the market  declines  and the risk that persons we  guarantee  annuity  payments to will live longer than our assumptions.  The charge also covers  administrative costs associated with providing the Annuity benefits,  including preparation of the contract,  confirmation  statements,  annual account statements and annual reports, legal and accounting fees as well as various related  expenses.  Finally,  the charge  covers the risk that our  assumptions  about the mortality  risks and expenses  under this
Annuity are  incorrect and that we have agreed not to increase  these  charges over time despite our actual  costs.  We may increase the portion of the total  Insurance  Charge that is deducted for  administrative  costs;  however,  any increase  will only apply to
Annuities issued after the date of the increase.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in promoting,  distributing,  issuing and  administering  the Annuity and to offset a portion of the costs associated with offering Credits which are funded through  American  Skandia's  general account.  The Insurance Charge is deducted against your
Annuity's  Account  Value,  which  includes  the amount of any  Credits we apply to your  Purchase  Payments  and any  increases  or decreases in your Account Value based on market  fluctuations  of the  Sub-accounts.  Any profit that  American  Skandia may make on the Insurance  Charge may include a profit on the portion of the Account Value that represents  Credits  applied to the Annuity,  as well as profits based on market appreciation of the Sub-account values.

The  Insurance  Charge is not deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.  Please also see
"Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining  the interest  rates we credit to Fixed  Allocations.
Any CDSC or Tax Charge applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market
Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain states a tax is due if and when you exercise your right to receive  periodic  annuity  payments.  The amount payable will depend on the applicable  jurisdiction  and on the annuity  payment  option you select.  If you select a fixed payment  option,  the amount of each fixed payment will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific charge  deducted  from these  payments;  however,  the amount of each  annuity  payment  reflects  assumptions  about our  insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the length of time it  applies,  reduce or  eliminate  the amount of the Annual
Maintenance  Fee or reduce the  portion of the total  Insurance  Charge that is deducted  as an  Administration  Charge.  Generally, these types of changes will be based on a reduction to our sales,  maintenance or  administrative  expenses due to the nature of the individual or group  purchasing  the Annuity.  Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or likelihood of additional
Purchase Payments;  and/or (d) other transactions where sales,  maintenance or administrative  expenses are likely to be reduced. We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge  attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial  Purchase  Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase  Payment provided that,  within the first Annuity Year, you make at least $1,000 in total Purchase Payments.

Where allowed by law,  initial  Purchase  Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional  Purchase Payments,  changing the number of transfers  allowable  under the Annuity or restricting  the  Sub-accounts  that are available.  Other  limitations  and/or restrictions may apply.

Except as noted below,  Purchase  Payments  must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be transmitted to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm.  Additional  Purchase Payments may also be applied to your Annuity under an arrangement  called "bank drafting"
where you  authorize  us to deduct  money  directly  from your bank  account.  We may reject any  payment  if it is  received  in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age  Restrictions:  The Owner must be age 80 or under as of the Issue Date of the  Annuity.  If the  Annuity is owned  jointly,  the oldest of the Owners must be age 80 or under on the Issue  Date.  If the Annuity is owned by an entity,  the  Annuitant  must be age
80 or under as of the Issue Date.  You should  consider your need to access your Account  Value and whether the Annuity's  liquidity features  will satisfy that need. If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  The  availability  of certain  optional  benefits may vary based on the age of the Owner on the
Issue Date of the Annuity.

Additional  Purchase  Payments  may be made at any time before the Annuity  Date as long as the oldest  Owner or  Annuitant  (if the
Annuity is entity owned) is not over age 80.

Special Considerations for Purchasers of Bonus or Credit Products
|X|      This Annuity  features the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities  and does not charge an additional  amount for the XTra CreditSM  feature.  However,  if you make a withdrawal that exceeds the annual free withdrawal amount or choose to surrender your Annuity,  the contingent deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other variable annuities.  If you expect that you will need to access your Account Value during the CDSC period and the liquidity  provisions are  insufficient  to satisfy that need,  then this Annuity may be more expensive than other variable annuities.

|X|      The XTra  CreditSM  amount is included in your Account  Value.  However,  American  Skandia may take back the original XTra
       CreditSM  amount  applied to your  Purchase  Payment if you die, or elect to withdraw all or a portion of your Account  Value under the  medically-related  waiver  provision,  within 12 months of having  received  an XTra  CreditSM  amount.  In either situation,  the value of the XTra CreditSM amount could be substantially  reduced.  However,  any investment gain on the XTra
       CreditSM amount will not be taken back.  Additional conditions and restrictions apply.

|X|      We offer other  annuities  where we apply an XTra  CreditSM to your annuity with each purchase  payment you make.  The XTra
       CreditSM amount we apply to purchase  payments on those  annuities is initially  higher than on this Annuity but reduces over time and only  applies  during the first six annuity  years.  The total  asset-based  charges on those  annuities  are higher during the first 10 years but are lower than this  Annuity  after the 10th year.  The CDSC is also higher and is deducted for a longer  period of time  than on this  Annuity;  however  the CDSC on those  annuities  applies  from the issue  date of the annuity, not separately to each purchase payment.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all rights  under the  Annuity.  You may name more than one Owner in which case all  ownership
         -----
       rights are held  jointly.  However,  this  Annuity does not provide a right of  survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant is the person we agree to make annuity  payments to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for
       Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no  beneficiary  is
         -----------
       named the death benefit will be paid to you or your estate.

Your right to make  certain  designations  may be limited if your  Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income,  estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant and  Beneficiary  designations  by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new  Owner  subsequent  to  the  death  of the  Owner  or  the  first  of  any  joint  Owners  to  die,  except  where  a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative  Beneficiary  designation,  upon the death of either spousal
Owner,  the surviving  spouse may elect to assume  ownership of the Annuity instead of taking the Death Benefit  payment.  The Death
Benefit  that would have been  payable  will be the new  Account  Value of the  Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the  surviving  spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of determining  any future Death Benefit for the beneficiary of the surviving  spouse,  the new Account Value will be considered as the initial Purchase  Payment.  No CDSC will apply to the new Account Value.  However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant, the  surviving  spouse  will  become the  Annuitant.  No Death  Benefit is payable  upon the death of the  Annuitant.  However,  the
Account  Value  of the  Annuity  as of the  date of due  proof of death of the  Annuitant  (and any  required  proof of the  spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred  to as a  "free-look."  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity during the  applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account
Value or the amount of your  initial  Purchase  Payment,  whichever  is  greater.  The same  rules may apply to an  Annuity  that is purchased as an IRA. In any situation  where we are required to return the greater of your  Purchase  Payment or Account  Value,  we may  allocate  your  Account  Value to the AST Money  Market  Sub-account  during the right to cancel  period  and for a  reasonable additional  amount of time to allow for delivery of your  Annuity.  If you return your  Annuity,  we will not return any  additional amounts we applied to your Annuity based on your Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The  minimum  amount  that we accept as an  additional  Purchase  Payment  is $100  unless you  participate  in  American  Skandia's
Systematic  Investment Plan or a periodic  purchase  payment  program.  We will allocate any additional  Purchase  Payments you make according to your most recent  allocation  instructions,  unless you request new allocations when you submit a new Purchase Payment.
Additional  Purchase  Payments  may be paid at any time before the Annuity  Date as long as the oldest  Owner or  Annuitant  (if the
Annuity is entity owned) is not over age 80.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank drafting  program  "American
Skandia's  Systematic  Investment  Plan."  Purchase  Payments  made  through  bank  drafting  may only be  allocated to the variable investment  options when applied.  Bank  drafting  allows you to invest in your Annuity with a lower initial  Purchase  Payment,  as long as you  authorize  payments  that will equal at least  $1,000  during the first 12 months of your  Annuity.  We may  suspend or cancel bank drafting privileges if sufficient funds are not available from the applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program, we may agree to accept periodic  Purchase  Payments through a salary  reduction  program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net Purchase
Payment is your initial  Purchase  Payment minus any tax charges that may apply.  On your  application we ask you to provide us with instructions  for  allocating  your Account  Value.  You can allocate  Account Value to one or more variable  investment  options or
Fixed Allocations.

In those  states  where we are  required  to return your  Purchase  Payment if you  exercise  your right to return the  Annuity,  we initially  allocate  all  amounts  that  you  choose  to  allocate  to the  variable  investment  options  to the AST  Money  Market
Sub-account.  At the end of the  right to cancel  period  we will  reallocate  your  Account  Value  according  to your most  recent allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments  according to your initial  instructions, without  temporarily  allocating  to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a
"return  waiver" that authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the
"return  waiver" and then decide to return your Annuity  during the right to cancel  period,  you will receive your current  Account
Value,  minus the  amount of any  Credits,  which may be more or less than your  initial  Purchase  Payment  (see "May I Return  the
Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation  should conform with such a program.
We assume that your current  allocation  instructions  are valid for subsequent  Purchase  Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

HOW DO I RECEIVE CREDITS?

We apply a "Credit"  to your  Annuity's  Account  Value each time you make a Purchase  Payment.  The amount of the Credit is payable from our general  account.  The amount of the Credit  depends on the  cumulative  amount of Purchase  Payments you have made to your
Annuity, payable as a percentage of each specific Purchase Payment, according to the tables below:

The Credits shown below are in effect as of October 23, 2000 in those states where approved.

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999.99                                    1.5%
                      Between $10,000 and $4,999,999.99                               4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

The Credits shown below apply to all  Annuities  issued  before  October 23, 2000 and to Annuities  issued after October 23, 2000 in those states where the above table has not been approved.

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999.99                                    1.5%
                      Between $10,000 and $999,999.99                                 3.0%
                      Between $1,000,000 and $4,999,999.99                            4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

Credits Applied to Purchase Payments for Designated Class of Annuity Owner
Where  allowed by state law, on Annuities  owned by a member of the class defined  below,  the table of Credits we apply to Purchase
Payments is deleted.  The Credit applied to all Purchase Payments on such Annuities will be 8.5%.

The  designated  class of Annuity  Owners  includes:  (a) any parent  company,  affiliate  or  subsidiary  of ours;  (b) an officer, director,  employee,  retiree, sales representative,  or in the case of an affiliated  broker-dealer,  registered  representative of such  company;  (c) a  director,  officer or trustee of any  underlying  mutual  fund;  (d) a  director,  officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory,  transfer agency,  custodianship,  auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer  or insurance  agency that has a then current selling  agreement with us and/or with American  Skandia  Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f),  above;  (h) the parents of any such person  noted in (b) through (g),  above;  (i) the child(ren) or other legal dependent  under the age of 21 of any such person noted in (b) through (h) above;  and (j) the siblings of any such persons noted in (b) through (h) above.

All other  terms and  conditions  of the  Annuity  apply to Owners in the  designated  class,  except  that we will not  provide any
Additional  Amounts for any such contracts (see  "Additional  Amounts in the Fixed  Allocations").  Any Target Value Credits applied under the Performance Advantage benefit are not affected by an Owner's inclusion in the designated class of Annuity Owners.

You must  notify us at the time you apply for an  Annuity  if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether you qualify as a member of the  designated  class.  Failure to inform us that you qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.

HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?
Each Credit is allocated to your Account  Value at the time the  Purchase  Payment is applied to your Account  Value.  The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment
Assume you make an initial  Purchase  Payment of $2,500.  We would apply a 1.5% Credit to your  Purchase  Payment and  allocate  the amount of the Credit ($37.50 = $2,500 X .015) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)
Assume that you make an additional Purchase Payment of $5,000.  Because your cumulative Purchase Payments are less than the next breakpoint ($10,000), we would apply a 1.5% Credit to your Purchase Payment and allocate the amount of the Credit ($75.00 = $5,000
X .015) to your Account Value.

Additional Purchase Payment (at higher breakpoint)
Assume that you make an  additional  Purchase  Payment of  $400,000.  Because  your  cumulative  Purchase  Payments are now $407,500
(greater  than the next  breakpoint),  we would apply a 4.0% Credit to your  Purchase  Payment and allocate the amount of the Credit
($16,000 = $400,000 X .04) to your Account Value.

====================================================================================================================================
This Annuity  features the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities and does not charge an additional  amount  for the XTra  CreditSM  feature.  However,  the  amount of any  Credits  applied  to your  Account  Value can be recovered by American Skandia under certain circumstances:
====================================================================================================================================
|X|      any Credits  applied to your Account Value on Purchase  Payments made within the 12 months before the date of death will be recovered.
====================================================================================================================================
====================================================================================================================================
|X|      the amount  available  under the  medically-related  surrender  portion of the  Annuity  will not include the amount of any
     Credits  payable  on  Purchase  Payments  made  within  12 months  of the date the  Annuitant  first  became  eligible  for the medically-related surrender.
====================================================================================================================================
====================================================================================================================================
|X|      if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
The value of the XTra CreditSM  amount will be  substantially  reduced if American  Skandia  recovers the XTra CreditSM amount under these  circumstances.  However,  any investment  gain on the XTra CreditSM amount will not be taken back. We do not deduct a CDSC in any situation where we recover the XTra CreditSM amount.

Examples of Recovering Credits
The following are  hypothetical  examples of how Credits could be recovered by American  Skandia.  These examples do not cover every potential situation.

Recovery from payment of Death Benefits
1.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date.  Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400.  If the
     Death Benefit  becomes  payable in the 9th month after the Issue Date,  the amount of the Death Benefit would be reduced by the entire amount of the prior Credits ($2,400).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400. If death occurs in the 16th month  after the Issue  Date,  the amount of the Death  Benefit  would be reduced  but only in the amount of those Credits applied within the previous  12-months.  Since the initial  Purchase  Payment (and the Credits that were applied)
     occurred  more than  12-months  before the date of death,  the Death  Benefit would not be reduced by the amount of the Credits applied to the initial Purchase  Payment.  However,  the $10,000  additional  Purchase Payment was made within 12-months of the date of death.  Therefore,  the  amount of the Death  Benefit  would be reduced  by the  amount of the  Credits  payable on the additional Purchase Payment ($400).
3.       NOTE: If the Death Benefit would  otherwise  have been equal to the Purchase  Payments  minus any  withdrawals  due to poor investment  performance,  we will not reduce the amount of the Death Benefit by the amount of the Credits as shown in Example 2 above.

Recovery from Medically-Related Surrenders
1.       Assume you purchase your Annuity with an initial  Purchase  Payment of $50,000.  You receive a Credit of $2,000  ($50,000 X
     .04).  The  Annuitant  is  diagnosed  as  terminally  ill in the 6th month  after the Issue Date and we grant  your  request to surrender your Annuity under the medically-related  surrender provision.  Assuming the Credits were applied within 12-months of the date of  diagnosis  of the  terminal  illness,  the  amount  that would be payable  under the  medically-related  surrender provision would be reduced by the entire amount of the Credits ($2,000).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue  Date.  Both of the  Purchase  Payments  received a 4.0%  Credit,  for a total of $2,400.  The
     Annuitant  is diagnosed as  terminally  ill in the 16th month after the Issue Date and we grant your request to surrender  your
     Annuity  under the  medically-related  surrender  provision.  Since the initial  Purchase  Payment  (and the Credits  that were applied)  occurred  more than  12-months  before the  diagnosis,  the amount that would be payable  upon the  medically-related surrender  provision would not be reduced by the amount of the Credits applied to the initial Purchase  Payment.  However,  the
     $10,000  additional  Purchase Payment was made within 12-months of the date of diagnosis.  Therefore,  the amount that would be payable  under the  medically-related  surrender  provision  would be  reduced  by the  amount of the  Credits  payable  on the additional Purchase Payment ($400).

Credits applied to estimated Purchase Payments
Under certain  circumstances,  we may determine the amount of Credits payable on two or more separate Purchase Payments based on the
Credit  percentage  that  would  have  applied  had all such  Purchase  Payments  been  made at the same  time.  To make use of this procedure,  often  referred  to as a "letter of  intent",  you must  provide  evidence of your  intention  to submit the  cumulative additional  Purchase  Payments  within a 13-month  period.  A letter of intent  must be provided to us prior to the Issue Date to be effective.  Acceptance  of a letter of  intent is at our sole  discretion  and may be  subject  to  restrictions  as to the  minimum initial Purchase Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit two or more  Purchase  Payments  within a 13-month  period may result in your Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive  Credits on Purchase  Payments at a higher  Credit  percentage  than would have applied
BUT do not submit the required  Purchase  Payments during the 13-month  period as required by your letter of intent,  we may recover the "excess"  Credits.  "Excess"  Credits are Credits in excess of the Credits  that would have been  payable  without the letter of intent.  If we determine  that you have received  "excess"  Credits,  any such amounts will be taken  pro-rata  from the  investment options based on your Account  Values as of the date we act to recover the excess.  If the amount of the recovery  exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits
|X|      We do not consider Credits to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw the amount of any Credits under the Free  Withdrawal  provision.  The Free  Withdrawal  provision only applies to withdrawals of Purchase Payments.
|X|      These Credits are separate and distinct from the Target Value Credits  discussed  below in the section  entitled  "American
     Skandia's Performance Advantage."

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the  number of  Sub-accounts  you can  invest in at any one time to twenty  (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you  allocate  Account
Value to at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time)
to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing,  asset allocation or similar program which you have authorized.  Transfers made as part of a dollar cost  averaging  program do not count toward the twenty free  transfer  limit.  Renewals or transfers of Account  Value from a Fixed
Allocation at the end of its Guarantee  Period are not subject to the transfer  charge.  We may reduce the number of free  transfers allowable  each  Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption  of shares must be  restricted  because of  excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the aggregate  amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to  transfer  earnings only,  principal  plus  earnings  or a flat  dollar  amount.  Dollar  Cost  Averaging  allows you to invest  regularly  each  month, regardless  of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to purchase more units when the market  price is low and fewer  units  when the market  price is high.  This may  result in a lower  average  cost of units over time.  However,  there is no guarantee that Dollar Cost  Averaging will result in a profit or protect  against a loss in a declining market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal  plus  earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar Cost Averaging  program is established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a declining  balance due to the  transfers of Account  Value to the  Sub-accounts  during the Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your Account  Value  rebalanced  quarterly,  semi-annually,  or annually.  On the  appropriate  date,  your  variable investment  options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the variable  investment  options will differ,  causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your allocations to the percentages  you request.  If you request a transfer  from or into any variable  investment  option  participating  in the automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum  Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two different  programs for investors who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific date in the future.  You may not want to use either of these  programs if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account Value is allocated to a Fixed  Allocation and the remaining
Account  Value is  allocated  to the  variable  investment  options  that you  select.  When you enroll in the  Balanced  Investment
Program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the
Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate the portion of your Account Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount" (such as your initial  Purchase  Payment).  We determine  the amount based on the rates then in effect for the Guarantee  Period you choose.  If you continue the program until the end of the Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee
Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer the Account Value that is not allocated to the Fixed  Allocation  between any of the Sub-accounts  available under the Annuity.  Account Value you allocate to the variable  investment options is subject to market  fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program.

         Example
         Assume  you invest  $100,000.  You  choose a 10-year  program  and  allocate  a portion  of your  Account  Value to a Fixed
         Allocation  with a 10-year  Guarantee  Period.  The rate for the  10-year  Guarantee  Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for determining how much of your Account Value will be  allocated  to the Fixed  Allocation.  That  means  that  $59,495  will be  allocated  to the Fixed  Allocation  and the remaining  Account Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming that you do not make any  withdrawals  from the Fixed  Allocation,  it will grow to $100,000 at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return Option (GRO)SM
We also offer a seven-year  program  where we monitor your Account Value daily and  systematically  transfer  amounts  between Fixed
Allocations and the variable  investment  options you choose.  American Skandia guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart date),  you will receive no less than your Account Value on the date you elected to participate in the program,  including any Credits we applied to your Purchase Payments  ("commencement  value").  On the program maturity date, if your Account Value is below the  commencement  value,  American  Skandia will apply additional  amounts to your  Annuity  so that it is equal to  commencement  value or your  Account  Value on the  date you  elect to  restart  the  program duration.  Any  amounts  added to your  Annuity  will be applied to the AST Money  Market  Sub-account,  unless you  provide us with alternative  instructions.  We will notify you of any amounts  added to your Annuity under the program.  We do not consider  amounts added to your Annuity to be "investment in the contract" for income tax purposes.

Account Value is only  transferred  to and  maintained in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is
                 ----
necessary to support our  guarantee  under the program.  This differs  from the Balanced  Investment  Program  where a set amount is allocated to a Fixed Allocation  regardless of the performance of the underlying  Sub-accounts.  With the Guaranteed  Return Option, your  Annuity  is able to  participate  in the  upside  potential  of the  Sub-accounts  while  only  transferring  amounts to Fixed
Allocations  to  protect  against  significant  market  downturns.   NOTE:  If  a  significant  amount  of  your  Account  Value  is systematically  transferred to Fixed  Allocations  during prolonged  market declines,  less of your Account Value may be immediately available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each business day we monitor the  performance of your Account Value to determine  whether it is greater than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the  performance  of the  Sub-accounts  in which you choose to  allocate  your
Account  Value  relative  to the  reallocation  trigger,  we may  transfer  some or all of  your  Account  Value  to or from a Fixed
Allocation.  You have  complete  discretion  over the  allocation  of your  Account  Value that  remains  allocated  in the variable investment options.  However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater than or equal to  reallocation  trigger:  Your Account  Value in the  variable  investment  options remains allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed  Allocation,  those amounts may be transferred  from the Fixed  Allocation and re-allocated to the variable investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value  below  reallocation  trigger:  A portion  of your  Account  Value in the  variable  investment  options  is transferred  to a new  Fixed  Allocation.  These  amounts  are  transferred  on a  pro-rata  basis  from the  variable investment  options.  The new Fixed  Allocation  will have a Guarantee  Period equal to the remaining  duration in the
              Guaranteed  Return  Option.  The Account  Value  applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being  applied to a new Fixed  Allocation  of the next higher  yearly  duration.  The Account Value will remain invested in the Fixed Allocation  until the maturity date of the program unless,  at an earlier date, your
              Account  Value is at or above the  reallocation  trigger and amounts can be  transferred  to the  variable  investment options (as described above) while maintaining the guarantee protection under the program.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Any change to the allocation  mechanism and/or the reallocation trigger will only apply to programs that begin after the change is effective.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your Account Value at that time.  Upon  termination,  any Account Value allocated to the Fixed  Allocations  will be transferred to the AST Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not provide any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program is in effect  will reduce the  guaranteed  amount  under the program in proportion  to your Account Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied  to the  Annuity  while the  program  is in effect  will only  increase  the amount guaranteed; however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot transfer Account Value to or from a Fixed  Allocation  while  participating in the program and cannot participate  in any dollar cost  averaging  program  that  transfers  Account  Value from a Fixed  Allocation  to the  variable investment options.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option  will  terminate:  (a) upon the death of the  Owner or the  Annuitant  (in an entity  owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year  program  duration on any  anniversary  of the Issue Date of the  Annuity.  The
     Account  Value on the date the restart is  effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Program
We deduct a charge equal to 0.25% per year to  participate  in the  Guaranteed  Return  Option.  The annual charge is deducted daily against your Account Value  allocated to the  Sub-accounts.  Account Value allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia for:  (a) the risk that your  Account  Value on the maturity date of the program is less than the amount guaranteed; and (b) administration of the program.

--------------------------------------------------------------------------------------------------------------------------------
     Effective  November 18, 2002,  American  Skandia  changed the manner in which the annual charge for the  Guaranteed  Return
     Option is deducted  to the method  described  above.  The annual  charge for the  Guaranteed  Return  Option for Owners who elected the  benefit  between  May 1, 2001 and  November  15, 2002 is  deducted  annually,  in  arrears,  according  to the prospectus  in effect as of the date the program  was  elected.  Owners who  terminate  and then  re-elect  the  Guaranteed
     Return Option or elect to restart the  Guaranteed  Return Option at any time after November 18, 2002 will be subject to the charge method described above.
--------------------------------------------------------------------------------------------------------------------------------

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes. You may  authorize  your  investment  professional  to direct the  allocation  of your Account  Value and to request  financial transactions  between  investment  options while you are living,  subject to our rules.  You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such  person's  authority has been revoked.  We may also  suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Account Value under any  circumstance.  Any investment  professionals  you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any  recommendations  such investment  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals or investment  advisors,  who are authorized by multiple contract owners to make financial transactions,  to enter into an administrative  agreement with American Skandia as a condition of our accepting transactions on your behalf. The  administrative  agreement may impose  limitations on the investment  professional's or investment  advisor's ability to request financial  transactions on your behalf.  These limitations are intended to minimize the detrimental  impact of an investment professional  who is in a position to transfer  large  amounts of money for multiple  clients in a  particular  Portfolio or type of
portfolio  or  to  comply  with  specific   restrictions  or  limitations  imposed  by  a  Portfolio(s)  on  American  Skandia.  The administrative agreement may limit the available investment options,  require advance notice of large transactions,  or impose other trading limitations on your investment  professional.  Your investment  professional will be informed of all such restrictions on an ongoing  basis.  We may also require that your  investment  professional  transmit all financial  transactions  using the electronic trading  functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations that we may impose on your investment  professional  or  investment  advisor  under  the  terms of the  administrative  agreement  do not  apply  to  financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?

We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed  Allocations of different  durations available in the future,  including Fixed Allocations offered exclusively for use with certain optional investment  programs.  Fixed
Allocations  may not be  available  in all states and may not always be  available  for all  Guarantee  Periods  depending on market factors and other considerations.

The interest rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change during the  Guarantee  Period.  The rates are an  effective  annual rate of  interest.  We  determine  the  interest  rates for the various
Guarantee  Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the interest  rate in effect and the date your Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time. Any change in interest rate does not affect Fixed  Allocations  that were in effect  before the date of the change.  To inquire as to the current rates for
Fixed Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent permitted by law, we may establish  different  interest rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment  programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or a balanced investment  program (see "Do you offer programs  designed to guarantee a "Return of Premium" at a future date?").  The interest rate credited to Fixed  Allocations  offered to this class of  purchasers  may be different  than those offered to other  purchasers  who choose the same Guarantee  Period but who do not  participate  in an optional  investment  program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United States  government and its agencies and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements, asset-backed  obligations  and municipal  bonds. In determining  rates we also consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make, commissions,  administrative and investment  expenses,  our insurance risks in relation to the Fixed  Allocations,  general economic trends and competition.  Some of these  considerations  are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we credit  for a Fixed  Allocation  is  subject  to a  minimum.  Please  refer to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a Fixed Allocation  before the end of its Guarantee  Period, we will adjust the value of your investment based on a formula,  called a "Market Value  Adjustment" or "MVA".  The Market Value Adjustment  formula compares the interest  rates  credited for Fixed  Allocations  at the time you  invested,  to interest  rates being  credited when you make a transfer or withdrawal.  The amount of any Market Value  Adjustment can be either positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  In certain  states the amount of any Market Value  Adjustment  may be limited under state law or  regulation.  If your  Annuity is governed by the laws of that state,  any Market Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

MVA Formula
The MVA formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed  Allocation  on a
particular date.  The formula is as follows:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the fixed  interest rate we guaranteed to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of  annuities at the time of the  withdrawal  for a new Fixed  Allocation  with a Guarantee  Period  equal to the  remaining  number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal  does not occur on the yearly or monthly  anniversary  of the beginning of the Fixed  Allocation,  the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after exactly three (3)
         years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 3.5% (J = 3.5%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 6.0% (J = 6.0%).  Based on these assumptions, the MVA would be calculated as follows:

                                 MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date, you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or  different  length or you may  transfer all or part of that
Fixed Allocation's  Account Value to another Fixed Allocation or to one or more  Sub-accounts.  We will notify you before the end of the  Guarantee  Period  about the fixed  interest  rates that we are  currently  crediting to all Fixed  Allocations  that are being offered.  The rates  being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not  specify  how you want a Fixed  Allocation  to be  allocated  on its  Maturity  Date,  it will be renewed  for a Fixed
Allocation of the same duration if then available.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

Do you provide any guarantees on my investment?
The Annuity  provides  variable  investment  options and fixed  investment  options.  Only the fixed  investment  options  provide a guaranteed  return on your  investment,  subject to certain terms and  conditions.  However,  your Annuity  includes a feature at no additional  cost that  provides  certain  benefits if your  Account  Value has not reached or exceeded a "target  value" on its 10th anniversary.  If, on the 10th  anniversary  of your  Annuity's  Issue Date,  your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X|      You may continue your Annuity  without  electing to receive  Annuity  payments and receive an annual credit to your Account
                                                                                                       ------
     Value  payable  until you begin  receiving  Annuity  payments.  The credit is equal to 0.25% of the  average of your  Annuity's
     Account Value for the preceding four complete  calendar  quarters.  This credit is applied to your investment  options pro-rata based on the allocation of your then current Account Value.

                                                                 OR

|X|      You may begin receiving  Annuity  payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account  Value on the 10th  anniversary  of its Issue Date minus the sum of all Purchase  Payments  allocated in the prior five years.  The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th  anniversary  of your  Annuity's  Issue Date, we will inform you if your Account Value did not meet or exceed the
Target  Value.  We will assume that you have elected to receive the annual  credit to your Account  Value  unless,  not less than 30 days  prior to the next  anniversary  of the  Annuity,  we receive at our home  office  your  election  to begin  receiving  Annuity payments.

Certain  provisions of this benefit and of the Target Value Credits  described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target Value is a tool used to determine  whether you are eligible to elect either of the benefits  described  above. The Target
Value does not impact the Account Value  available if you surrender  your Annuity or make a partial  withdrawal  and does not impact the Death  Benefit  available to your  Beneficiary(ies).  The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial  investment to double in value,  adjusted for any withdrawals  and/or additional  Purchase Payments you make during the 10 year period.  We calculate the "Target Value" as follows:

1.       Accumulate  the initial  Purchase  Payment at an annual  interest rate of 7.2% until the 10th  anniversary of the Annuity's
     Issue Date; plus
                 ----
2.       Accumulate  any  additional  Purchase  Payments at an annual  interest  rate of 7.2% from the date  applied  until the 10th anniversary of the Annuity's Issue Date; minus
                                              -----
3.       Each  "proportional  reduction"  resulting from any  withdrawal,  accumulating  at an annual interest rate of 7.2% from the date the  withdrawal is processed  until the 10th  anniversary  of the Annuity's  Issue Date. We determine  each  "proportional reduction"  by  determining  the  percentage  of your Account  Value then  withdrawn and reducing the Target Value by that same percentage.  We include  any  withdrawals  under  your  Annuity  in this  calculation,  as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1.       Assume you make an initial  Purchase  Payment of $10,000 and make no further  Purchase  Payments.  The Target  Value on the
     10th  anniversary of your Annuity's  Issue Date would be $20,042,  assuming no withdrawals  are made.  This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2.       Assume you make an initial  Purchase Payment of $10,000 and make no further  Purchase  Payments.  Assume at the end of Year
     6, your  Account  Value has  increased  to $15,000 and you make a  withdrawal  of 10% or $1,500.  The Target  Value on the 10th anniversary  would be $18,722.  This is equal to $10,000  accumulating at an annual rate of 7.2% for the 10-year period,  minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by  "restarting"  the 10-year period on any  anniversary of the Issue Date.
If you elect to restart the  calculation  period,  we will treat your Account  Value on the restart date as if it was your  Purchase
Payment  when  determining  if your  Annuity's  Account  Value meets or exceeds the Target  Value on the  appropriate  tenth  (10th)
anniversary.  You may elect to restart the calculation more than once, in which case, the 10-year  calculation  period will begin on the date of the last restart  date. We must receive your  election to restart the  calculation  at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are additional  amounts that we apply to your Account Value to increase the likelihood  that your Account Value will meet or exceed the Target Value.  We add Target Value  Credits to your Account Value at the time a Purchase  Payment is applied to your Annuity.  Only those Purchase  Payments made before the first  anniversary of the Issue Date of your Annuity are eligible to receive Target Value Credits.  Target Value Credits are separate and distinct from other Credits we apply to all Purchase Payments.

The amount of the Target Value Credit is equal to 1.0% of each qualifying  Purchase  Payment.  Target Value Credits are only payable on  qualifying  Purchase  Payments  if the  Owner(s) of the Annuity  is(are)  less than age 81 on its Issue Date.  If the Annuity is owned by an entity,  the age  restriction  applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general  account and is allocated  to the  investment  options in the same ratio that the  qualifying  Purchase  Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange,  replacement  or transfer,  in whole or in part, of an Annuity we issued that has the same or a similar benefit.

 ====================================================================================================================================
 The amount of any Target Value Credits are not immediately  vested and can be recovered by American Skandia under the circumstances and for the time periods  shown below.  If American  Skandia  exercises its right to recover the amount of any Target Value Credit, any investment gain on the Target Value Credit will not be taken back.
 1.       If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
 2.       If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
 3.       If a  person  on  whose  life we pay the  Death  Benefit  dies,  or if a  "contingency  event"  occurs  which  triggers  a medically-related surrender:
 |X|      within 12 months after the date a Target Value Credit was allocated to your Account Value; or
 |X|      within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.
 Following completion of the above time periods, the amount of any Target Value Credits are vested in the Owner.
 ====================================================================================================================================

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation  period you can access your Account Value through Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time.  We may deduct a portion of the Account Value being  withdrawn or surrendered  as a CDSC. If you surrender your Annuity,  in addition to any CDSC, we may deduct the Annual  Maintenance  Fee,  any Tax Charge that  applies  and the charge for any  optional  benefits.  We may also apply a Market
Value  Adjustment  to any Fixed  Allocations.  Certain  amounts may be  available to you each Annuity Year that are not subject to a
CDSC.  These are called "Free  Withdrawals."  In addition,  under certain  circumstances,  we may waive the CDSC for surrenders made for  qualified  medical  reasons  or for  withdrawals  made to  satisfy  Minimum  Distribution  requirements.  Unless  you notify us differently,  withdrawals  are taken  pro-rata  based on the Account  Value in the  investment  options at the time we receive  your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally  subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the  payment.  The Code and  regulations  have  "exclusionary  rules" that we use to  determine  what portion of each annuity  payment  should be  treated as a return of any tax basis you have in the  Annuity.  Once the tax basis in the  Annuity  has been distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet  liquidity  needs,  you can withdraw a limited  amount from your Annuity during each of Annuity Years 1-8 without a
         CDSC  being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available  if you choose to surrender your Annuity.  Amounts  withdrawn as a Free  Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals in excess of the Free Withdrawal  amount.  We call this a "Partial  Withdrawal."  The amount that you may withdraw  will depend on the Annuity's  Surrender  Value.  The Surrender  Value is equal to your Account Value minus any CDSC,  the Annual  Maintenance  Fee,  the Tax Charge,  any charges for  optional  benefits  and any Market  Value
         Adjustment  that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your  Annuity  must have a Surrender
         Value of at least $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully  surrender  your Annuity.
         The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts  qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals or Systematic  Withdrawals
of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar amount after  deduction of any CDSC that applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that applies,  resulting in less money being payable to you than the amount you  requested.  If you request a net  withdrawal,  the amount  deducted  from your Account Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms  necessary  to make a withdrawal  from your  Annuity,  call  1-800-766-4530  or visit our  Internet  Website at
www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|      the "Growth" in the Annuity; or
|X|      10% of Purchase  Payments  that, as of the date of the  withdrawal,  have been invested for less than the CDSC period (with your Annuity, eight (8) years).  The 10% amount is not cumulative.

"Growth"  equals the current  Account  Value less all Purchase  Payments  that have been  invested for less than the CDSC period and have not been  previously  withdrawn.  "Growth"  does not include any  additional  amounts we applied to your Annuity  based on your
Purchase Payments (see "How Do I Receive Credits" and "What Are Target Value Credits").

NOTE:  Free  withdrawals  do not reduce the amount of any CDSC that would apply upon a partial  withdrawal or subsequent  surrender.
The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount  available as a Free  Withdrawal if your Annuity is used in connection with certain plans that receive special tax treatment under the Code.

Examples
Assume you make an initial  Purchase  Payment of $10,000 and make no additional  Purchase  Payments.  Assume that in Annuity Year 2, due to positive investment  performance,  your Account Value is $12,500.  The maximum Free Withdrawal amount would be the greater of
Growth (Account Value minus Purchase  Payments = $2,500) or 10% of Purchase Payments  ($1,000).  Your maximum Free Withdrawal amount would therefore be $2,500.

Further  assume that in your third Annuity  Year,  you choose to surrender  your Annuity.  Assume that after taking your $2,500 Free
Withdrawal in Year 2, your Account Value has increased to $11,000 due to positive investment  performance.  Upon surrender,  we will deduct a CDSC of 8.5% based on the number of years that your Purchase  Payment has been  invested  times the amount of your Purchase
Payment  that has not been  previously  withdrawn  (8.5% of $10,000 = $850).  The amount of the  previous  Free  Withdrawal  was not subject to a CDSC when  withdrawn.  Therefore,  upon surrender,  the amount of the entire  Purchase  Payment is subject to the CDSC.
You would receive $10,150 minus the Annual Maintenance Fee and any Target Value Credits.

These  examples do not reflect  the effect of any  Credits or Target  Value  Credits.  These  amounts  are not  available  as a free withdrawal.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawal or Systematic  Withdrawal of
amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the accumulation  period.  Whether a CDSC applies and the amount to be charged  depends on whether the Partial  Withdrawal  exceeds  any Free  Withdrawal  amount and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.       If you request a Partial  Withdrawal we determine if the amount you requested is available as a Free  Withdrawal  (in which case it would not be subject to a CDSC);

2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from  Purchase  Payments  that have been  invested  for longer than the CDSC period,  if any
         (with your Annuity, eight (8) years);
|X|      Second,  we withdraw the  remaining  amount from the Purchase  Payments  that are still  subject to a CDSC. We withdraw the
         "oldest" of your Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn.

     Any CDSC will only apply to the amount withdrawn that exceeds the Free Withdrawal amount.

     For purposes of calculating the CDSC on a partial  withdrawal,  the Purchase  Payments being withdrawn may be greater than your remaining  Account  Value or the  amount of your  withdrawal  request.  This is most  likely  to occur if you have  made  prior withdrawals  under the Free  Withdrawal  provision  or if your  Account  Value has  declined  in value due to  negative  market performance.

3.   If the amount  requested  exceeds the amounts  available  under Item#2 above,  we withdraw the remaining  amount from any other
     Account Value (including Account Value due to Credits and Target Value Credits).

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar  amount.  Systematic  Withdrawals  may be subject to a CDSC. We will  determine  whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals  can be made  from  Account  Value  allocated  to the  variable  investment  options  or Fixed  Allocations.
Generally,  Systematic  Withdrawals  from Fixed  Allocations  are  limited  to  earnings  accrued  after the  program of  Systematic
Withdrawals  begins, or payments of fixed dollar amounts that do not exceed such earnings.  Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual  or annual basis.  The Surrender  Value of your Annuity must be at least $20,000  before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100, we may postpone  the  withdrawal  and add the  expected  amount to the amount  that is to be  withdrawn  on the next  scheduled  Systematic
Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax treatment under Sections
401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to  receive  distributions  as a series of  "substantially  equal  periodic  payments".  Distributions received under this provision in any Annuity Year that exceed the maximum amount  available as a free  withdrawal will be subject to a CDSC. To request a program that complies with Section  72(t),  you must provide us with certain  required  information  in writing on a form  acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender
Value of your Annuity must be at least $20,000  before we will allow you to begin a program for  withdrawals  under  Section  72(t).
The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code.  We do not assess a CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such Minimum  Distributions  from your
Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to satisfy the minimum  distribution  requirements in relation to other savings or investment  plans under other  qualified  retirement plans not maintained with American Skandia.

The  amount of the  required  Minimum  Distribution  for your  particular  situation  may  depend  on other  annuities,  savings  or investments.  We will only  calculate  the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3) days advance  written notice to calculate and process the amount of your  payments.  You may elect to have Minimum
Distributions  paid out monthly,  quarterly,  semi-annually  or annually.  The $100 minimum that applies to  Systematic  Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can surrender your Annuity at any time.  Upon  surrender,  you will receive the Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of  calculating  the CDSC on  surrender,  the Purchase  Payments  being  withdrawn  may be greater than your  remaining
Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the
Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To  request  the  forms   necessary  to  surrender   your  Annuity,   call   1-800-766-4530   or  visit  our  Internet   Website  at
www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender  your Annuity prior to the Annuity Date without  application  of any CDSC upon occurrence of a  medically-related  "Contingency  Event". The amount payable will be your Account Value minus: (a) the amount of any
Credits  applied within 12 months of the  applicable  "Contingency  Event" as defined below;  (b) the amount of any Credits added in conjunction with any Purchase Payments received after our receipt of your request for a  medically-related  surrender (i.e. Purchase
Payments  received  at such time  pursuant to a salary  reduction  program;  and (c) the amount of any Target  Value  Credits  under certain circumstances.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be named or any change of Annuitant must be accepted by us, prior to the  "Contingency  Event" described below;
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X|      first confined in a "Medical Care Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make any annuity  payment  options  available in the future.  For additional  information on annuity  payment options you may request a Statement of Additional Information.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other  payments or death benefits would be payable.  This Option is  currently  available  on a fixed or  variable  basis.  Under this  option,  you cannot make a partial or full  surrender  of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This Option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the  Insurance  Charge  assessed  to cover the risk that key lives  outlive  our  expectations  provides  no  benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within eight years of the Annuity  Date limits your  annuity  payment  options.  Certain  annuity  payment  options may not be  available if your
Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the 1983a Individual  Annuity  Mortality Table with an assumed interest rate of 3% per annum.  Where required by law or regulation,  such annuity  table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR, as well as, other  factors  described  below.  The greater the AIR, the greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the first.  If the  Sub-accounts  you choose  perform  better than the AIR,  then  subsequent  annuity payments  will be  higher  than the first  annuity  payment.  If the  Sub-accounts  you  choose  perform  worse  than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment options 5 and 6, the cash value for the Annuitant (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate each annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any  premium  tax that  applies)  at the time you elect to begin  receiving annuity  payments.  The  schedule  of units will vary  based on the  annuity  payment  option  selected,  the length of any certain  period  (if  applicable),  the  Annuitant's  age and  gender  (if  annuity  payments  are due for the  life of the
         Annuitant) and the Unit Value of the  Sub-accounts  you initially  selected on the Issue Date. The calculation is performed for each Sub-account,  and the sum of the Sub-account  calculations  equals the amount of your annuity payment.  Other than to fund annuity  payments,  the number of units allocated to each Sub-account will not change unless you transfer among the
         Sub-accounts or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|

     Stabilized Variable Payments (Option 5)
     ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established for each Sub-account you choose on the annuitization date based on the applicable  benchmark rate,  meaning the AIR, and the annuity factors.  The annuity factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity provides a Death Benefit during its  accumulation  period.  If the Annuity is owned by one or more natural persons,  the
Death  Benefit is payable  upon the first  death of an Owner.  If the  Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated before the Annuitant's death and the  Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

Basic Death Benefit

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts  is used, in part,  to pay us for the risk we assume in providing  the basic Death Benefit  guarantee under the  Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.  Either  benefit  can be  purchased  for an additional charge. The additional charge is deducted to compensate  American Skandia for providing  increased  insurance  protection under the optional Death  Benefits.  Notwithstanding  the additional  protection  provided  under the optional Death  Benefits,  the additional cost has the impact of reducing the net performance of the investment options.  Under certain  circumstances,  your Death
Benefit may be reduced by the amount of any  Credits or Target  Value  Credits we applied to your  Purchase  Payments  (see "How are
Credits Applied to My Account Value" and "Recovery of Target Value Credits").

The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs during the first ten (10) Annuity Years:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs after the tenth (10th) Annuity Year:  The Death Benefit is your Account Value.

OPTIONAL DEATH BENEFITS

Two  optional  Death  Benefits  are offered for  purchase  with your  Annuity to provide an enhanced  level of  protection  for your beneficiaries.

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Currently,  these  benefits  are only  offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow  existing  Annuity Owners to purchase  either of the optional  Death  Benefits  subject to our rules and any changes or restrictions  in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
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Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above;

     PLUS

2.       40% of your "Growth" under the Annuity, as defined below.

The amount calculated in Items 1 & 2 above may be reduced by any Credits or Target Value Credits under certain circumstances.

"Growth" means the sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations,
 ------
minus the total of all Purchase Payments reduced by the sum of all proportional withdrawals.

"Proportional  withdrawals"  are  determined  by  calculating  the  percentage  of your  Account  Value that each  prior  withdrawal
 -------------------------
represented when withdrawn.

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The Enhanced  Beneficiary  Protection Optional Death Benefit is subject to a maximum of 100% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------------

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The Enhanced  Beneficiary  Protection Optional Death Benefit described above is currently being offered in those jurisdictions where we have received  regulatory  approval.  Certain terms and  conditions may differ between  jurisdictions  once approved.  Please see
Appendix F for a description  of the Enhanced  Beneficiary  Protection  Optional Death Benefit  offered before  November 18, 2002 in those  jurisdictions  where we received  regulatory  approval.  Please  refer to the section  entitled  "Tax  Considerations"  for a discussion of special tax considerations for purchasers of this benefit.
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NOTE: You may not elect the Enhanced  Beneficiary  Protection  Optional Death Benefit if you have elected the Plus40TM Optional Life
Insurance Rider.

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Highest Anniversary Value Death Benefit
If the Annuity has one Owner,  the Owner must be age 79 or less at the time Highest  Anniversary  Value  Optional  Death  Benefit is
purchased.  If the Annuity has joint  Owners,  the oldest  Owner must be age 79 or less.  If the Annuity is owned by an entity,  the
Annuitant must be age 79 or less.

Certain of the Portfolios offered as Sub-accounts under the Annuity are not available if you elect the Highest Anniversary Value
Death Benefit.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest Anniversary Value equals the highest of all previous  "Anniversary  Value" less proportional  withdrawals since
             -------------------------
     such anniversary and plus any Purchase Payments since such anniversary.

|X|      The  Anniversary  Value is the Account  Value as of each  anniversary  of the Issue Date of the  Annuity.  The  Anniversary
              ------------------
     Value on the Issue Date is equal to your Purchase Payment.

|X|      Proportional  withdrawals  result in a  reduction  to the  Highest  Anniversary  Value by  reducing  such value in the same
         -------------------------
     proportion as the Account Value was reduced by the  withdrawal as of the date the  withdrawal  occurred.  For example,  if your
     Highest  Anniversary  Value is $125,000 and you  subsequently  withdraw  $10,000 at a time when your Account  Value is equal to
     $100,000 (a 10%  reduction),  when  calculating  the  optional  Death  Benefit we will reduce your  Highest  Anniversary  Value
     ($125,000) by 10% or $12,500.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest Anniversary Value as of the Owner's date of death.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest  Anniversary  Value on the Death Benefit Target Date plus the sum of all Purchase  Payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount  determined  by this  calculation  is  increased by any Purchase  Payments  received  after the Owner's date of death and decreased by any  proportional  withdrawals  since such date.  The amount  calculated in Items 1 & 2 above (both  before,  and on or after the Death Benefit Target Date) may be reduced by any Credits or Target Value Credits under certain circumstances.

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The Highest  Anniversary  Value Death  Benefit  described  above is currently  being  offered in those  jurisdictions  where we have received regulatory  approval.  Certain terms and conditions may differ between  jurisdictions once approved.  Please see Appendix F for a  description  of the  Guaranteed  Minimum Death  Benefit  offered  before  November 18, 2002 in those  jurisdictions  where we received regulatory approval.
------------------------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Highest Anniversary Value Death Benefit is calculated.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit and Highest Anniversary Value Optional Death Benefit
at any time.  Both optional  Death  Benefits will  terminate  automatically  on the Annuity Date. We may also terminate any optional
Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge equal to 0.25% per year,  respectively,  if you elect the Highest Anniversary Value Optional Death Benefit or the
Enhanced  Beneficiary  Protection  Optional Death Benefit.  If you elect both optional Death Benefits,  the total charge is equal to
0.50% per year.  We deduct the charge to  compensate  American  Skandia  for  providing  increased  insurance  protection  under the optional Death Benefit.  The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The Annuity  Rewards  benefit  offers  Owners the ability to capture  any market  gains since the Issue Date of their  Annuity as an enhancement  to their  current Death Benefit so their  Beneficiaries  will not receive less than the Annuity's  value as of the date the Owner elects the benefit.  Under the Annuity Rewards  benefit,  American  Skandia  guarantees that the Death Benefit will not be less than:

         your Account Value in the variable  investment  options plus the Interim Value in any Fixed Allocations as of the effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election
         -----

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.
         ----

*    "Proportional  withdrawals" are determined by calculating the percentage of the Account Value that each withdrawal  represented when  withdrawn.  For example,  a withdrawal  of 50% of your  Account  Value would be treated as a 50%  reduction in the amount payable under the Death Benefit.

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If you elect the  Annuity  Rewards  benefit,  the  cut-off  date under the basic  Death  Benefit is amended  and will  depend on the decedent's age on the date of death.
------------------------------------------------------------------------------------------------------------------------------------

If death occurs before the decedent's age 90:  The Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
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|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.
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If death occurs after the decedent's age 90:  The Death Benefit is your Account Value.

The Annuity  Rewards Death Benefit  enhancement  does not affect any Optional Death  Benefits  available  under the Annuity.  If the
Death Benefit amount  payable under your  Annuity's  basic Death Benefit or any Optional Death Benefits you purchase is greater than the enhanced Death Benefit under the Annuity  Rewards  benefit on the date the Death Benefit is calculated,  your  Beneficiary  will receive the higher amount.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards  Death  Benefit  enhancement  following the eighth (8th)  anniversary  of the Annuity's  Issue
Date.  However,  the  election is subject to the  requirement  that their  Account  Value on the  election  date is greater than the amount  that would be payable to their  Beneficiary  under the Death  Benefit  provided  under the Annuity as of the  election  date
(including  any amounts  payable  under the Highest  Anniversary  Value Death  Benefit).  If an Owner is  ineligible  when he or she applies for the optional benefit,  the Owner can elect the Annuity Rewards Death Benefit  enhancement on any subsequent date if they otherwise  qualify.  The election  must occur before  annuity  payments  begin.  An Owner can only elect the Annuity  Rewards  Death
Benefit enhancement once.  There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments  not  extending  beyond the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an  election  prior to death  benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive  the Death
Benefit  proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable annuity payments
(annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be  considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.
However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant"  for a discussion of the treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides for  alternative  death benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified investment" that requires Minimum  Distributions.  Upon the Owner's death under an IRA, 403(b) or other  "qualified  investment",  a
Beneficiary  may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death  occurs  before the date Minimum  Distributions  must begin under the Code,  the Death  Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life  expectancy  of the  designated
         Beneficiary  (as long as payments begin by December 31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death  Benefit can be paid out over the life or life  expectancy of the spouse with such payments beginning no earlier than December  31st of the year  following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs  after the date  Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary has the flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue to be tax deferred.  Amounts  withdrawn each year,  including amounts  that are  required to be  withdrawn  under the Minimum  Distribution  rules,  are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your  particular  situation.  See the section  entitled "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the  Beneficiary  can request a withdrawal  of all or a portion of the Account Value at any time without  application  of a
              CDSC.
|X|      upon the death of the  Beneficiary,  any remaining  Account Value will be paid in a lump sum to the person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity  must be paid out to the  Beneficiary  according  to the Minimum  Distribution  rules  described above.

Please contact American Skandia for additional  information on the  availability,  restrictions and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the  decedent  was not the Owner or  Annuitant  as of the Issue  Date and did not  become  the Owner or  Annuitant  due to the prior
Owner's or  Annuitant's  death.  Any Death Benefit  (including  either  optional Death Benefit) that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension  period is completed,  the
Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We  determine  the amount of the Death  Benefit as of the date we receive  "due  proof of  death",  any  instructions  we require to determine  the method of payment and any other  written  representations  we require to  determine  the proper  payment of the Death
Benefit to all  Beneficiaries.  "Due proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of
"due proof of death" we  automatically  transfer the Death Benefit to the AST Money Market  Sub-account  until we further  determine the universe of eligible  Beneficiaries.  Once the universe of eligible  Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an  election  as to the method  they wish to receive  their  portion  of the Death  Benefit.  Absent an election  of a  Death  Benefit  payment  method,  no  Death  Benefit  can  be  paid  to the  Beneficiary.  We  may  require  written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

NOTE:  You may not elect the Plus40(TM)Optional Life Insurance Rider if you have elected the Enhanced Beneficiary Protection
Optional Death Benefit.

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The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included in this  Prospectus to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this information.  However,  the information may be subject to certain  generally  applicable  provisions of the Federal  securities laws regarding accuracy and completeness.
------------------------------------------------------------------------------------------------------------------------------------

The Plus40(TM)rider provides an income tax-free life insurance benefit to your  Beneficiary(ies)  equal to 40% of the Account Value of your  Annuity as of the date we receive  due proof of death,  subject to certain  adjustments,  restrictions  and  limitations.  The
Rider may be  especially  useful in  offsetting  federal and state taxes payable on any taxable gains in your Annuity at the time of your death.  The Rider is available in addition to the death  benefit  payable under the Annuity.  Whether the Rider is  appropriate for you  may  depend  on  your  particular  circumstances,  including  other  financial  resources  that  may be  available  to your
Beneficiary(ies)  to pay taxes on the gain in your Annuity  should you die during the  accumulation  period.  No amounts are payable under the Rider if you die on or after the date your  Account  Value is applied to begin  receiving  annuity  payments  or after you surrender the Annuity.  The Rider has no cash value.

Currently,  the Plus40(TM)rider is only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date, allow existing Annuity Owners to purchase the Plus40(TM)rider subject to our rules and any changes or restrictions.

Please refer to Appendix E for a more complete description of the Plus40(TM)rider.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  The Account
Value  includes  any  additional  amounts we  applied to your  Purchase  Payments  that we are  entitled  to recover  under  certain circumstances.  When determining the Account Value on any day other than a Fixed  Allocation's  Maturity Date, the Account Value may
include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee, the charge for any optional  benefits and any additional amounts we applied to your Purchase  Payments that we are entitled to recover upon  surrender of your Annuity.  The Surrender  Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you  allocate  Account  Value  to a  Sub-account,  you are  purchasing  units  of the  Sub-account.  Each  Sub-account  invests exclusively  in  shares  of an  underlying  Portfolio.  The  value of the  Units  fluctuates  with the  market  fluctuations  of the
Portfolios.  The value of the Units  also  reflects  the daily  accrual  for the  Insurance  Charge and if you  elected  one or more optional  benefits  whose annual  charge is deducted  daily,  the  additional  charge made for such  benefits.  There may be several different  Unit Prices for each  Sub-account  to reflect the Insurance  Charge and the charges for any optional  benefits.  The Unit
Price for the Units you purchase will be based on the total  charges for the benefits  that apply to your  Annuity.  See the section entitled  "What Happens to My Units When There is a Change in Daily  Asset-Based  Charges?"  for a detailed  discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each  Valuation  Day, we determine the price for a Unit of each  Sub-account,  called the "Unit Price.  " The Unit Price is used for determining  the value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the number of Units  involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a Sub-account.  On the Valuation Day you make the allocation,  the Unit Price is $14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume  that  later,  you wish to  transfer  $3,000  of your  Account  Value  out of that
Sub-account  and  into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit  Price of the  original
Sub-account  has  increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477
Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255  Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.
The Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers or  withdrawals  from a
Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were  withdrawn.  To determine  the Account Value of a Fixed  Allocation  on any day other than its Maturity  Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American Skandia is generally open to process  financial  transactions on those days that the New York Stock Exchange (NYSE) is open for  trading.  There  may be  circumstances  where  the NYSE  does not open on a  regularly  scheduled  date or time or closes at an earlier time than scheduled  (normally  4:00 p.m. EST).  Financial  transactions  requested  before the close of the NYSE which meet our requirements will be processed according to the value next determined  following the close of business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE will be  processed  based on the value next  computed  on the next business  day.  There may be  circumstances  when the  opening or closing  time of the NYSE is  different  than  other  major  stock exchanges,  such as NASDAQ or the  American  Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial  Purchase  Payments:  We are required to allocate  your initial  Purchase  Payment to the  Sub-accounts  within two (2) days after we receive  all of our  requirements  to issue the  Annuity.  If we do not have all the  required  information  to allow us to issue your  Annuity,  we may retain  the  Purchase  Payment  while we try to reach you or your  representative  to obtain all of our requirements.  If we are unable to obtain all of our  required  information  within  five (5) days,  we are  required  to return the
Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase  Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include  transfers  under  a  Dollar  Cost  Averaging,  rebalancing,  or  asset allocation program,  Systematic  Withdrawals,  Minimum Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are scheduled,  unless the scheduled day is not a Valuation Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:   "Unscheduled"  transactions  include  any  other  non-scheduled  transfers  and  requests  for  Partial
Withdrawals  or Free  Withdrawals  or  Surrenders.  Unscheduled  transactions  are  processed  and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death  Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation before  processing.  We price such transactions as of the date we receive at our Office all supporting  documentation we require for such transactions and that are satisfactory to us.

Transactions in Rydex and ProFunds VP Sub-accounts:  Generally,  purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed  on the current  Valuation  Day.  However,  any purchase or  redemption order or transfer  request  involving the Rydex or ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any announced  closing of the applicable  securities  exchange  (generally,  3:00 p.m.  Eastern time) to be processed on the current
Valuation  Day. The "cut-off"  time for such financial  transactions  involving a Rydex or ProFunds VP Sub-account  will be extended to 1/2hour prior to any announced  closing  (generally,  3:30 p.m. Eastern time) for transactions  submitted  electronically  through
American  Skandia's  Internet  website  (www.americanskandia.com).   You  cannot  request  a  transaction  involving  the  purchase, redemption  or transfer of Units in one of the Rydex or ProFunds VP  Sub-accounts  between the  applicable  "cut-off"  time and 4:00
p.m.  Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Termination of Optional  Benefits:  If you terminate the Guaranteed Return Option program or either Optional Death Benefit,  we will no longer  deduct the charge we apply to purchase  the  optional  benefit.  On the date the charge no longer  applies,  your Annuity will become subject to a different daily  asset-based  charge.  We will process a transaction  where your Account Value allocated to the Sub-accounts  will be used to purchase new Units of the Sub-accounts  that reflect the Insurance Charge and any optional benefit or program  still  elected,  but not the charge  for the  optional  benefit  or  program  that you  terminated.  The number of Units attributed  to your Annuity  will be decreased  and the Unit Price of each unit of the  Sub-accounts  in which you invested  will be increased.  The  adjustment in the number of Units and Unit Price will not affect your Account Value.  Beginning on that date,  your
Account  Value  will be  determined  based on the  change in the value of Units  that  reflect  the  Insurance  Charge and any other optional benefits that you have elected.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not  intended  to be  fully  comprehensive  nor is it  intended  as tax  advice.  Therefore,  you  may  wish  to  consult  a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American Skandia is taxed as a life insurance  company under Part I, subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains  earned by the
Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit  sharing plan or other  retirement  arrangement  that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity  until an amount is received (a  "distribution").  This is  commonly  referred to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity  payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the Annuity must currently  include  any  increase in the value of the Annuity  during a tax year in its gross  income.  An  exception  from  current taxation  applies for annuities held by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt  entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity  payments begin are generally  treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated  as receipt of  "income  on the  contract"  is  includible  in the  taxpayer's  gross  income and  taxable in the year it is received.  The amount of any  distribution  treated as a return of the  "investment  in the  contract"  is not  includible  in gross income.

|X|      "Income on the  contract" is calculated by  subtracting  the  taxpayer's  "investment  in the contract"  from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is equal to  total  purchase  payments  for all  "related  contracts"  minus  any  previous distributions  or portions of such  distributions  from such  "related  contracts"  that were not  includible  in gross income.
     "Investment  in the  contract"  may be affected by whether an annuity or any  "related  contract"  was  purchased  as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received on or after the Annuity  Date will  generally be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the  exclusion  ratio  differs  between fixed and variable annuity  payments.  When annuity  payments  cease  because of the death of the person upon whose life  payments are based and, as of the date of death,  the  amount of  annuity  payments  excluded  from  taxable  income by the  exclusion  ratio  does not exceed the
"investment in the contract," then the remaining  portion of unrecovered  investment may be allowed as a deduction on the decedent's final income tax return.

Penalty Tax on  Distributions:  Generally,  any  distribution  from an annuity  not used in  conjunction  with a Qualified  Contract
(Qualified  Contracts are  discussed  below) is subject to a penalty  equal to 10% of the amount  includible  in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life  expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's designated beneficiary;
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity contract when determining the taxation of distributions  before  annuitization.  We refer to these contracts as "related contracts."  In situations  involving  related  contracts we believe that the values under such  contracts and the investment in the contracts  will be added  together to determine the proper  taxation of a  distribution  from any one contract  described  under the section  "Distributions  before  Annuitization."  Generally,  distributions  will be  treated  as coming  first  from  income on the contract  until all of the  income on all such  related  contracts  is  withdrawn,  and then as a return  of the  investment  in the contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue Service would view related  contracts when one or more  contracts are immediate  annuities or are contracts that have been  annuitized.  The Internal  Revenue  Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are  particularly  cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  "substantially  equal  periodic  payments":  (also  known as  "72(t)" or  "72(q)"  distributions)  Any modification to a program of  distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such payments will result in the  requirement to pay the 10%  premature  distribution  penalty  that would have been due had the payments  been  treated as subject to the 10%  premature distribution  penalty in the years  received,  plus  interest.  This does not apply when the  modification  is by reason of death or disability.  American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the
10% penalty described above under "Penalty Tax on Distributions" for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract  were  contributed  or deemed to be  contributed more than one year  prior to the  annuity  starting  date  under the  immediate  annuity;  and (b) the  annuity  payments  under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased  through a tax-free exchange of a life insurance,  annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the  purchase  payments  made prior to August 14, 1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a distribution is equal to or less than the remaining  investment in the contract made prior to August 14,
1982,  such amounts are not included in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a  partial  exchange.  As of the  date of this  prospectus,  we will  treat a  partial  surrender  of this  type  involving  a non-qualified  annuity  contract as a "tax-free"  exchange  for future tax  reporting  purposes,  except to the extent that we, as a reporting and withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance companies may not recognize  these partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as subjecting the taxable  portion of the  distribution  to the 10% IRS early  distribution penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  on the remaining  life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries below of the  types of  tax-qualified  retirement  plans  with  which we may  issue an  Annuity.  These  summaries  provide  general information  about the tax rules and are not  intended to be  complete  discussions.  The tax rules  regarding  qualified  plans are complex.  These rules may include limitations on contributions and restrictions on distributions,  including  additional taxation of distributions  and  additional  penalties.  The  terms  and  conditions  of the  tax-qualified  retirement  plan  may  impose  other limitations  and  restrictions  that are in  addition  to the terms of the  Annuity.  The  application  of these  rules  depends  on individual  facts and  circumstances.  Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and  suitability of such an investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Economic Growth and Tax Relief  Reconciliation  Act (EGTRRA):  Certain states do not conform to the pension  provisions  included in
EGTRRA.  We  recommend  that you consult with your tax advisor to  determine  the status of your state's  statutes as they relate to
EGTRRA and your tax qualified retirement plan.

Corporate  Pension and  Profit-sharing  Plans:  Annuities may be used to fund  employee  benefits of various  corporate  pension and profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including  401(k) plans.  Contributions to such plans are not taxable to the employee until  distributions  are made from the retirement plan. The Code imposes  limitations on the amount that may be contributed  and the timing of  distributions.  The tax treatment of  distributions  is subject to special provisions of the Code, and also depends on the design of the specific  retirement plan.  There are also special  requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".  These plans are subject to most of the same types of limitations and  requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee  until  distributions  are made from the TSA.  The Code  imposes  limits on  contributions,  transfers  and  distributions.
Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes  eligibility  requirements as well.  Contributions  are not taxable to employees until  distributed from the plan.  However, plan assets  remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code allows  eligible  individuals  to maintain an  individual retirement  account  or  individual  retirement  annuity  ("IRA").  IRAs  are  subject  to  limitations  on the  amount  that may be contributed,  the  contributions  that may be deducted from taxable income,  the persons who may be eligible to establish an IRA and the time when  distributions  must commence.  Further,  an Annuity may be established  with "roll-over"  distributions  from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs:  A form of IRA is also  available  called a "Roth  IRA".  Contributions  to a Roth IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional  IRA was made and the  distribution is made
                                                                                                       ---
(a) once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth  IRAs  will  receive a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and  distributions.  It also  describes  the  conditions  under which  distributions  from IRAs and qualified  plans  may be  rolled  over or  transferred  into an IRA or  another  qualified  plan,  on a  tax-deferred  basis and the conditions  under which  distributions  from  traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may  establish  Simplified  Employee  Pensions or SEP IRAs.  Employer
contributions  that may be made to employee SEP IRAs are larger than the amounts that may be  contributed  to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under  Section 72 of the Code.  Under these rules,  a portion of each distribution  may be excludable  from income.  The  excludable  amount is the proportion of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7)
         of the Code);
|X|      is part of a series  of  substantially  equal  periodic  payments  to be paid not less  frequently  than  annually  for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*;
|X|      is made pursuant to an IRS levy;
|X|      is made to pay qualified acquisition costs for a first time home purchase (IRA only);
|X|      is made to pay qualified higher education expenses (IRA only); and
|X|      is not more than the cost of your medical insurance (IRA only).

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.  The  retirement option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum Distribution rules. For Minimum  Distributions  required in 2002, the  individual  may utilize the 2002 Final  Regulations,  the 2001  Proposed  Regulations  or the 1987  Proposed  Regulations.  For
Minimum Distributions  required in 2003 and later,  individuals are required to use the rules under the 2002 Final Regulations.  The
2002 Final  Regulations  contain a  provision  which  could  increase  the  amount of minimum  distributions  required  for  certain individuals.  Under the 2002 Final  Regulations,  individuals are required to include in their annuity  contract value the actuarial value of any other  benefits  that will be  provided  under the  annuity.  We and other  annuity  providers  are  currently  seeking clarification  of this new rule.  You  should  consult  your tax  adviser  to  determine  the  impact  of this rule on your  Minimum
Distributions.

Under the new Minimum  Distribution  rules, a uniform life expectancy table will be utilized by all participants except those with a spouse who is more than ten (10)  years  younger  than the  participant.  In that case,  the new rules  permit  the  participant  to utilize the actual life  expectancies of the participant  and the spouse.  In most cases,  the beneficiary may be changed during the participant's  lifetime with no affect on the Minimum  Distributions.  At death,  the  designated  Beneficiary  may  generally  take
Minimum Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum  required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly  distributed.  Because of the many recent changes to the Minimum  Distribution  rules,  we strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations prescribe the  diversification  requirements  for variable  annuity  contracts.  We expect the underlying  mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity for tax  purposes  if persons  with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such guidelines may or may not address the number of investment  options or the number of transfers  between  investment  options offered under a variable annuity.
It is not known whether such guidelines,  if in fact promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered  pursuant to this  Prospectus.
We will take any action,  including  modifications to your Annuity or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject  to  automatic  20%
withholding for Federal income taxes. The following  distributions  are not eligible  rollover  distributions and not subject to 20%
withholding:
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of substantial  periodic  payments pursuant to Section 72(q) or 72(t) of the Code;
     and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments  and Pledges:  Any amount  received  directly or indirectly  as a loan from, or any  assignment or pledge of any portion of the value of, an annuity  before annuity  payments have begun is treated as a distribution  subject to taxation under the distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity and while such  assignment  or pledge  remains  in effect is  treated as  "income  on the  contract"  in the year in which it is  earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge includible  in gross  income.  The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other than the spouse of the owner (or former  spouse  incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant  succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a confirmation  statement to you each time a transaction  is made affecting  Account Value, such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual
Maintenance  Fee, in quarterly  statements  instead of  confirming  them  immediately.  You should review the  information  in these statements  carefully.  You may  request  additional  reports.  We  reserve  the right to charge up to $50 for each such  additional report.

Any errors or  corrections  on  transactions  for your  Annuity  must be  reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  All transactions  confirmed  immediately or by quarterly statement are deemed conclusive after the applicable
30-day  period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements  for the
Separate Account and the Portfolios,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc., whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  American Skandia markets its products to broker-dealers  and financial  planners through an internal field marketing staff. In addition,  American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC;  (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC.
No company  other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The separate  accounts are where American  Skandia sets aside and invests the assets of some of our annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in a separate account  established under the laws of the State of Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout period,  assets supporting fixed annuity payments  and any  adjustable  annuity  payments we make  available  are held in our general  account.  Assets  supporting  variable annuity  payment  options  may be invested in our  separate  accounts.  Income,  gains and losses  from  assets  allocated  to these separate  accounts are credited to or charged against each such separate account without regard to other income,  gains or losses of
American Skandia or of any other of our separate  accounts.  These assets may only be charged with liabilities  which arise from the
Annuities  issued by American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in  Sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B".
Separate  Account B was  established by us pursuant to Connecticut  law on November 25, 1987.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  The name of each  Sub-account  generally  corresponds  to the name of the  underlying  Portfolio.  Each  Sub-account  in
Separate  Account B may have  several  different  Unit Prices to reflect  the  Insurance  Charge and the  charges  for any  optional benefits that are offered under this Annuity and other  annuities  issued by us through  Separate  Account B. Separate  Account B is registered with the SEC under the Investment  Company Act of 1940 ("Investment  Company Act") as a unit investment trust, which is a type of investment company.  The SEC does not supervise investment policies, management or practices of Separate Account B.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the  Investment  Company Act.  Effective  November 18, 2002
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional benefit offered under Annuity  contracts  funded through Separate Account B. The  consolidation of Separate
Account B will have no impact on Annuity Owners.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated  to the  Sub-accounts  may increase or  decrease.  You bear the entire  investment  risk.  There is no assurance  that the
Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our obligations  based on Fixed  Allocations are held in American Skandia Life
Assurance  Corporation  Separate  Account D, also  referred to as  "Separate  Account D".  Such  obligations  are based on the fixed interest  rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We are not obligated to invest  according to specific  guidelines or strategies  except as may be required by Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the  Sub-accounts  invest.  However,  under SEC rules, you have voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an  underlying  mutual fund  portfolio requests a vote of  shareholders,  we will vote our shares based on  instructions  received from Owners with Account Value allocated to that  Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares  for which we have  received  instructions.  We will  furnish  those  Owners who have  Account  Value  allocated  to a
Sub-account  whose  underlying  mutual fund portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a  fundamental  investment  strategy,  adoption  of a new  investment  advisory  agreement,  or matters  relating  to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

Material Conflicts
It is possible that  differences  may occur between  companies  that offer shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable life insurance  products.  Differences may also occur surrounding the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material  conflicts," in which case we would take  necessary  action to protect  persons with voting rights under our variable  annuity  contracts  and variable  life  insurance policies  against  persons  with  voting  rights  under other  insurance  companies'  variable  insurance  products.  If a "material conflict" were to arise between owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take  necessary  action to treat such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise due to differences  in voting  instructions  between  owners of variable  life  insurance  and  variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of  brokerage  commissions  in connection  with  purchases  and sales of securities  held by  portfolios of American  Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission  plus ongoing  annual  compensation  based on all or a portion of Account  Value.  We may also provide  compensation  for providing  ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional  charge to you or to the Separate  Account.  No compensation is payable on Annuities  purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may  advertise  certain  information  regarding  the  performance  of the  investment  options.  Details  on how we calculate  performance  for the  Sub-accounts  are found in the  Statement of Additional  Information,  including how we account for
Credits in these performance  measures.  This information may help you review the performance of the investment  options and provide a basis for comparison with other  annuities.  This  information may be less useful when comparing the performance of the investment options with other savings or investment  vehicles.  Such other  investments  may not provide some of the benefits of annuities,  or may not be designed for  long-term  investment  purposes.  Additionally  other  savings or  investment  vehicles may not receive the beneficial tax treatment given to annuities under the Code.

We may advertise the performance of the Portfolios in the form of "Standard" and  "Non-standard"  Total Returns  calculated for each
Sub-account.  "Standard Total Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent,  one, five and ten year periods (or since the inception  date that the Portfolio has been offered as a Sub-account, if less).  "Standard Total Return" figures assume that the applicable  Insurance Charge and the Annual  Maintenance Fee are deducted and that the Annuity is  surrendered  at the end of the applicable  period,  meaning that any Contingent  Deferred Sales Charge that would  apply upon  surrender  is also  deducted.  "Standard  Total  Return"  figures  do not take into  consideration  any  Credits.
"Non-standard  Total Return" figures  include any  performance  figures that do not meet the SEC's rules for Standard Total Returns.
Non-standard  Total Returns are  calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and  charges.  In  particular,  they may  assume no  surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard  Total Return"  figures may assume Credits of 1.5%,  4.0% or 5.0%,  respectively,  depending on the cumulative amount of Purchase Payments being  illustrated.  The amount of credits  illustrated may be more or less than the Credits  applicable to your Annuity (see "What are Credits and How Do I Receive  Credits?").  Standard and  Non-standard  Total Returns will not reflect the additional  asset-based  charges that are deducted when you elect any optional  benefits.  The additional  cost  associated with any optional  benefits you elected will reduce your  performance.  Non-standard  Total Returns must be accompanied by Standard Total
Returns.  Any performance advertisements will not reflect the impact of any Target Value Credits.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the  performance  of money  market-type  Sub-accounts  using a measure of the "current and  effective  yield".  The current yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of calculation.  The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a  Sub-account.  The current  and  effective  yields  reflect the  Insurance  Charge and the charge for any  optional benefits (if  applicable)  deducted  against the  Sub-account.  In a low interest  rate  environment,  yields for money  market-type
Sub-accounts,  after  deduction of the Insurance  Charge,  and the charge for any optional  benefits (if applicable) may be negative even though the yield (before  deducting for such charges) is positive.  Current and effective  yield  information  will  fluctuate.
This information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment  companies which do not serve as underlying  mutual funds for variable  annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the underlying  mutual funds or portfolios and upon prevailing  market conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such  underlying  mutual  fund or  portfolio.  In  addition,  the total  amount of  asset-based  charges  assessed  against  each
Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are crediting to new Fixed  Allocations.  Information  on  current  rates  will be as of the date  specified  in such  advertisement.  Rates  will be included in  advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed  Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating  our ability to meet our  obligations in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of
Separate Account B.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,   as  well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or  superseded  by a statement in this  Prospectus  or in a  later-filed  document,  such  statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2001  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated  by reference in this  Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing  to us via  regular  mail at  American  Skandia  -  Variable  Annuities,  P.O.  Box 7040,  Bridgeport,  Connecticut
       06601-7040 OR for express mail American  Skandia - Variable  Annuities,  One Corporate  Drive,  Shelton,  Connecticut  06484.
       NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You can obtain account information  through Skandia's  Telephone  Automated Response System (STARS) and at  www.americanskandia.com, our  Internet  Website.  Our  Customer  Service  representatives  are also  available  during  business  hours to  provide  you with information  about your account.  You can request certain  transactions  through our telephone voice response  system,  our Internet
Website  or  through  a  customer  service  representative.  You  can  provide  authorization  for a  third  party,  including  your attorney-in-fact  acting  pursuant to a power of attorney or an  investment  professional,  to access your account  information  and perform certain  transactions on your account.  You will need to complete a form provided by us which identifies those  transactions that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your  Annuity or you may  establish  or change your PIN through  STARS and at  www.americanskandia.com,  our  Internet
Website.  Any third party that you  authorize  to perform  financial  transactions  on your  account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B

                                     APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(table in thousands)                                         For the Year Ended December 31,
                                              2001          2000           1999          1998          1997
                                              ----          ----           ----          ----          ----
STATEMENT OF OPERATIONS DATA
Revenues:
Annuity and life insurance charges and fee$*   378,693  $    424,578   $    289,989  $    186,211  $    121,158
Fee income                                     111,196       130,610         83,243        50,839        27,593
Net investment income                           20,126        11,656         10,441        11,130         8,181
Premium income and other revenues                3,368         4,778          3,688         1,360         1,082
                                          ------------  ------------   ------------  ------------  ------------

Total revenues                            $    513,383  $    571,622   $    387,361  $    249,540  $    158,014
                                          ============  ============   ============  ============  ============

Benefits and Expenses:
Annuity and life insurance benefits       $      1,955  $        751   $        612  $        558  $      2,033
Change in annuity and life insurance
     policy reserves                           (39,898)       45,018          3,078         1,053            37
Cost of minimum death benefit                        -             -          2,945         5,144         4,545
reinsurance
Return credited to contractowners               16,833         9,046         (1,639)       (8,930)       (2,018)
Underwriting, acquisition and other
     insurance expenses                        420,802       335,213        206,350       167,790        90,496
Interest expense                                73,424        85,998         69,502        41,004        24,895
                                          ------------  ------------   ------------  ------------  ------------

Total benefits and expenses               $    473,116  $    476,026   $    280,848  $    206,619  $    119,988
                                          ============  ============   ============  ============  ============

Income tax expense                        $      7,168  $     30,779   $     30,344  $      8,154  $     10,478
                                          ============  ============   ============  ============  ============

Net income                                $     33,099  $     64,817   $     76,169  $     34,767  $     27,548
                                          ============  ============   ============  ============  ============

STATEMENT OF FINANCIAL CONDITION DATA
Total Assets                              $ 28,036,860  $ 31,702,705   $ 30,881,579  $ 18,848,273  $ 12,894,290
                                          ============  ============   ============  ============  ============

Future fees payable to parent             $    797,055  $    934,410   $    576,034  $    368,978  $    233,034
                                          ============  ============   ============  ============  ============

Surplus Notes                             $    144,000  $    159,000   $    179,000  $    193,000  $    213,000
                                          ============  ============   ============  ============  ============

Shareholder's Equity                      $    577,668  $    496,911   $    359,434  $    250,417  $    184,421
                                          ============  ============   ============  ============  ============

*        On annuity and life insurance sales of $3,834,167,  $8,216,167,  $6,862,968,  $4,159,662, and $3,697,990,  during the years ended December 31, 2001, 2000, 1999, 1998 and 1997,  respectively,  with contractowner  assets under management of $26,017,847,
     $29,751,822, $29,396,693, $17,854,761, and $12,119,191, as of December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and Analysis of Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Results of Operations
---------------------

Annuity and life  insurance  sales  decreased 53% in 2001 to  $3,834,167,000  as compared to a 20% increase in 2000. The decrease in sales in 2001 was consistent with the general decline in sales  throughout the variable annuity  industry,  attributed in large part to the decline in the equity  markets.  The sales  growth in 2000 was driven by  significant  sales  volume in the first  quarter of
2000 due to the strong  equity  market  performance.  However,  the decline in the equity  markets  during the remainder of the year negatively  impacted sales as the first quarter level of sales was not  sustained.  The Company has announced its intention to focus on the growth of its core variable  annuity  business,  with a continuing  focus on  increasing  sales  through  innovative  product development  activities,  the expansion of its wholesaling force through  recruitment and retention of top producers,  and providing consistently good customer service.

Average assets under management totaled  $27,020,489,000 in 2001,  $31,413,809,000 in 2000 and $21,984,759,000 in 1999, representing a decrease of 14% in 2001 and an increase of 46% in 2000.  As a result of the  decrease  in sales  volume and average  assets  under management,  annuity and life  insurance  charges and fees  decreased  11% in 2001,  as compared to an increase of 46% in 2000.  Fee income generated from transfer agency-type and investment support activities decreased 15% in 2001 and increased 57% in 2000.

Net  investment  income  increased 73% in 2001 compared to 2000 and increased 12% in 2000 compared to 1999. The increase in 2001 was primarily  due to a higher level of fixed  maturity  investments  in support of the Company's  risk-based  capital  objectives.  The increase  in 2000 was  primarily  due to the  higher  level  of  fixed  maturity  investments  partially  offset  by  $6,939,000  of amortization of premiums paid on derivative  instruments.  Excluding the derivative  amortization,  net investment  income increased
62% in 2000 as a result of increased fixed maturity investments in support of the Company's risk-based capital objectives.

Premium income represents  premiums earned on the sale of ancillary  contracts such as immediate  annuities with life contingencies, supplementary  contracts  with life  contingencies  and certain life  insurance  products.  Sales of these products will increase or decrease over time  depending on the payout  elections of the  policyholders.  Management  expects  supplementary  contracts to grow over time with the maturing of the core business lines.

Net  realized  investment  gains  totaled  $928,000 in 2001,  compared  to losses of  $688,000  in 2000.  The gross gain in 2001 was partially  offset by losses on securities in the fixed maturity  portfolio.  The most  significant  loss was  $2,636,000  related to
Enron  securities.  In addition net realized  losses were  incurred due to  redemption's  of mutual fund  holdings in support of the
Company's  non-qualified  deferred  compensation program. The change from 1999 to 2000 was primarily due to realized losses on sales of securities in the fixed  maturity  portfolio.  These losses were  partially  offset by realized  gains on sales of fixed maturity investments and mutual funds.

The change in annuity policy  reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the company's  guaranteed minimum death benefit ("GMDB")  liability.  The GMDB reserve decreased  $43,984,000 in 2001, as the result of an update of certain  reserve  assumptions  during 2001 to reflect more realistic  expectations  as to risks inherent in the GMDB liability.  These changes  reduced the GMDB liability  significantly.  Previous  assumptions  had been based on statutory  valuation principles as an  approximation  for  accounting  principles  generally  accepted in the United States ("U.S.  GAAP").  In addition, future  mortality  rates have been lowered to reflect  favorable past  experience.  This decrease in 2001 compares to an increase in
GMDB reserves of $44,186,000 in 2000.

Certain assumptions were also updated in the calculation of the deferred acquisition cost asset,  however,  offsetting the resulting increase in earnings and equity as a result of changes in the GMDB  liability.  The  amortization  of such costs are  determined  in large part by changes in the  expectations  of future  gross  profits of the  variable  annuity  business.  In 2001,  the decline in equity  markets  resulted in a  significantly  lower estimate of future gross profits,  thereby  increasing the expenses  recognized through amortization.

In 1999,  the Company began to develop a program  utilizing  equity put options to manage the risks  embedded in the GMDB in annuity contracts that would result from significant  declines in the equity markets.  Prior to the  implementation  of the hedge strategies utilizing equity put options,  the Company had reinsured  substantially  all of its exposure on the GMDB liability.  The reinsurance was terminated during the second quarter of 1999 as the reinsurer exited this market.

Return  credited to  contractowners  consists of revenues on the variable  and market value  adjusted  annuities  and variable  life insurance,  offset by the benefit  payments  and changes in  reserves  required on this  business.  Market  value  adjusted  annuity activity  has the  largest  impact on this  benefit.  In 2001 and 2000,  the  Separate  Account  investment  returns  on the  assets supporting  market value adjusted  annuities were less than the expected returns as calculated in the reserves,  contributing to the significant  increase in the return credited to  contractholders  benefit.  In addition,  this benefit  increased as a result of the amortization of unearned  Performance  Advantage target value credits,  which increased  $12,814,581 in 2001 over 2000 due primarily to increased  sales of products  containing  this feature.  Other  significant  contributors to the change from 2000 to 2001 include guaranteed minimum death benefit payments on variable  annuities,  which were driven up due to the market declines in 2001, totaling
$2,569,000  net of gains on equity put  options as well as  increased  costs  associated  with  processing  of  backdated  financial transactions.

Underwriting, acquisition and other insurance expenses for 2001, 2000 and 1999 were as follows:

                 (table in thousands)                        2001               2000              1999
                                                             ----               ----              ----
Commissions and purchase credits                           $ 238,847         $ 393,494      $     358,279
General operating expenses                                   167,044           252,206            214,269
Acquisition costs deferred during the year                  (209,136)         (495,103)          (450,059)
Acquisition costs amortized during the year                  224,047           184,616             83,861
                                                           ---------         ---------          ---------
Net amortization of deferred acquisition costs                14,911          (310,487)          (366,198)
                                                           ---------         ----------         ----------
Underwriting, acquisition and other insurance
     expenses                                              $ 420,802         $ 335,213          $ 206,350
                                                           =========         =========          =========

Underwriting,  acquisition  and other  insurance  expenses  increased  26% and 62% in 2001 and 2000,  respectively.  Lower sales and asset levels in 2001 led to a 39% decease in  commissions  and purchase  credits.  Partially  offsetting  this decline,  the company launched a  commission  promotion  program  during  2001,  which  increased  commissions  as a  percentage  of new sales.  Increased commissions and purchase credits reflect the increase in sales in both 2000 and 1999.

General  operating  expenses  decreased 34% from 2000 as a result of lower sales-based  compensation and expense reduction  programs implemented  in 2001 (see Note 18 to the  consolidated  financial  statements).  In addition,  variable  compensation  and long-term incentive plan expense have  decreased due to the slowdown in sales and decline in equity  markets.  Significant  investments in new product development and Internet-based technology contributed to general operating expense increases in both 2001 and 2000.

The company  updated  certain  assumptions in the calculation of expected gross profits used to develop  deferred  acquisition  cost amortization  rates to reflect more recent  experience and current equity market  conditions.  As a result of this the  amortization of such costs increased significantly over the year 2000.

The  amortization of acquisition  costs increased  substantially  in 2000 compared to 1999 as the associated costs from record sales in late 1999 and early 2000 were recognized in accordance with profit and expense recognition models under U.S. GAAP.

Interest  expense  decreased  $12,574,000  in 2001 as a result of the reduction in borrowing and increased  $16,496,000 in 2000 as a result of additional  securitized  financing  transactions,  which consist of the transfer of rights to receive  future fees to ASI,
which  fees   collateralize   notes  issued  in  private   placements  by  ASI  through  special  purpose  trusts   ("securitization
transactions").  In  addition,  the Company paid down surplus  notes on December 3, 2001 and  December 10, 2000 of  $15,000,000  and
$20,000,000  respectively.  Surplus  notes  outstanding  as of December 31, 2001 and 2000  totaled  $144,000,000  and  $159,000,000, respectively.

The  effective  income tax rates for the years ended  December 31,  2001,  2000 and 1999 were 18%,  32% and 28%,  respectively.  The effective  rate is lower than the  corporate  rate of 35% due to permanent  differences,  with the most  significant  item being the dividend  received  deduction.  Management  believes that,  based on the taxable income  produced in the past two years,  as well as continued  growth in annuity sales, the Company will produce  sufficient  taxable income in future years to realize its deferred tax assets.

The Company  generated net income after tax of  $33,099,000,  $64,817,000  and  $76,169,000  in 2001,  2000 and 1999,  respectively.
Equity market  volatility  during 2001 directly  impacted  revenues,  sales and ultimately  expenses for the company.  Revenues were lower than expected due to the  significant  drop in sales year over year, as well as the negative  performance  of the mutual funds underlying  annuity and  insurance  contracts.  Benefits  were higher than  expected  due to the death  claims paid in excess of the account values of the specific  contracts due to GMDB  provisions in such  contracts.  Expenses were  relatively  higher compared to sales and assets than in prior  periods.  Expense  reduction  programs  were  implemented  during the year to better match  expenses incurred  with sales  activity and  management  of the book of business.  Revenue  increases in 2000 were more than offset by higher benefits and expenses driven primarily from the increase in the reserve  requirement  related to the GMDB as a result of the decline in the equity markets.  Investments in new product development and technology also contributed to the increase in expenses.

The Company  considers  Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term  savings products in future years. As such,  Skandia Vida has generated net losses of $2,619,000,  $2,540,000 and $2,523,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

Total assets declined 12% in 2001 as a direct result of the decrease in separate  account assets.  Separate  account assets declined consistent with the drop in the equity market, offset in part by new net sales activity.

Liabilities  declined 12% in 2001 as a result of several  factors.  Reserves and Separate  Account  liabilities  required to support the annuity and life insurance  business declined  consistent with market valuing of the underlying assets as well as the changes in the GMDB reserve.  Payable to affiliate  increased due to borrowing from ASI to support  temporary  operating cash needs.  Reduction in Future Fees Payable to ASI declined,  consistent with the  securitization  transaction cash flow realized on the designated block of contracts.

Significant Accounting Policies
-------------------------------

For information on the Company's significant  accounting policies,  see Notes to Consolidated  Financial  Statements.  Specifically,
for Deferred  Acquisition  Costs,  see Note 21, for Separate  Accounts,  see Note 20 and for the Company's  employee  profit sharing programs, see Note 13.

Liquidity and Capital Resources
-------------------------------

The Company's liquidity requirement was met by cash from insurance operations, investment activities and borrowings from ASI.

In 2001, the Company had net positive  operating  cash flow as a result of increased cash from insurance  operations and a decreased acquisition  cost cash flow strain due to the  reduction in sales  activity.  In 2000,  the majority of the  operating  cash outflow resulted from the sale of variable  annuity and variable life products that carry a contingent  deferred sales charge.  This type of product  causes a temporary  cash strain in that 100% of the  proceeds  are  invested in separate  accounts  supporting  the product leaving a cash (but not  capital)  strain  caused by the  acquisition  cost for the new  business.  This cash  strain  required  the
Company to look beyond the cash made available by insurance  operations  and  investments of the Company to financing in the form of surplus notes, capital contributions, cash advances, securitization transactions and modified coinsurance reinsurance arrangements:

During 2001 and 2000, the Company  received  $45,500,000 and  $69,000,000,  respectively,  from ASI to support the solvency  capital needs and anticipated growth in business of its U.S.  operations.  In addition,  the Company received $2,500,000 and $2,450,000 from
ASI in 2001 and 2000, respectively, to support its investment in Skandia Vida.

In 2001, in anticipation of more permanent financing,  the Company received approximately  $100,000,000 from ASI in the form of cash advances.  These amounts are reported as Payable to Affiliates in the Consolidated Statements of Financial Condition.

Funds received from new  securitization  transactions  amounted to  $476,288,000 in 2000 (see Note 8 to the  consolidated  financial statements).

During 2001 and 2000, the Company extended its reinsurance  agreements.  The Company also entered into a reinsurance  agreement with
SICL in 2000. The reinsurance  agreements are modified  coinsurance  arrangements  where the reinsurer shares in the experience of a specific book of business.

The Company expects the continued use of reinsurance and  securitization  transactions to fund the cash strain  anticipated from the acquisition costs on future years' sales volume.

As of December 31, 2001 and 2000,  shareholder's  equity totaled  $577,668,000 and  $496,911,000,  respectively.  The increases were driven by the previously mentioned capital contributions received from ASI and net income from operations.

The Company has long-term surplus notes and short-term borrowings from ASI.  No dividends have been paid to ASI.

The National Association of Insurance  Commissioners  ("NAIC") requires insurance companies to report information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These requirements are intended to allow insurance  regulators to identify companies that may need regulatory  attention.  The RBC model law requires that insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks.  The formula  includes  components for asset risk,  insurance risk,  interest rate risk and business risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

Effects of Inflation
--------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company believes that it is well positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning  concerns and supplemental  retirement  needs. The Company has renewed its focus on its core variable annuity  business,  offering  innovative long-term  savings and income products,  strengthening its wholesaling  efforts and providing  consistently good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits  affiliation among banks,  securities firms and insurance  companies.  This legislative change has created  opportunities for continued  consolidation in the financial services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company  such as pension  reform,  capital  gains and estate tax changes, privacy  standards and Internet  regulation.  Additional  pension reform may change  current tax deferral rules and allow  increased contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities for the Company.  A capital gains tax  reduction may cause  tax-deferred  products to be less  attractive to consumers,  which could adversely  impact the Company.  New privacy  standards  and Internet  regulation  may impact the  Company's  strategic  initiatives, especially related to potential business relationships with web-based technology providers.

Forward Looking Information
---------------------------

The Private Securities  Litigation Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for forward-looking  statements,  so long as those statements are identified as forward-looking,  and the statements are accompanied by meaningful  cautionary statements that identify  important  factors that could cause actual results to differ  materially  from those  discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and Analysis of Financial  Condition  and Results of Operations is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These  forward-looking  statements  rely on a number  of  assumptions  concerning  future  events,  and are  subject  to a number of significant  uncertainties  and  results to differ  materially  from these  statements.  You should not put undue  reliance on these forward-looking  statements.  We disclaim any intention or obligation to update or revise forward-looking  statements,  whether as a result of new information, future events or otherwise.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest rates and equity prices.  The following  discussion  focuses on specific  exposures the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks, and includes  "forward-looking  statements" that involve risk and uncertainties.  The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

Interest Rate Risk
------------------

Fluctuations  in interest rates can  potentially  impact the Company's  profitability  and cash flows.  At December 31, 2001, 97% of assets  held under  management  by the Company are in  non-guaranteed  Separate  Accounts  for which the  Company's  exposure is not significant,  as the contractowner  assumes  substantially all the investment risk. On the remaining 3% of assets, the interest rate risk from  contracts  that carry  interest rate exposure is managed  through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2001, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate  annuities,  fixed supplementary  contracts,  the fixed investment option offered in its variable life insurance  contracts,  and in support of the Company's target solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these investments.  All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the  contractowner.  Guarantee  period options  available range from one to ten years.  Withdrawal of funds, or transfer of funds to variable  investment  options,  before the end of the guarantee period subjects the  contractowner  to a market value  adjustment  ("MVA").  In the event of rising  interest rates,  which make the fixed maturity  securities  underlying the guarantee less valuable,  the MVA could be negative.  In the event of declining  interest rates, which make the fixed maturity  securities  underlying the guarantee more valuable,  the MVA could be positive.  The resulting increase or decrease in the value of the fixed option,  from  calculation of the MVA,  should  substantially  offset the increase or decrease in the market value of the securities underlying the guarantee.  The Company maintains strict  asset/liability  matching to enable this offset.  However, the Company still takes on the default risk for the underlying  securities,  the interest rate risk of reinvestment  of  interest  payments  and the risk of failing to maintain  the  asset/liability  matching  program  with  respect to duration and convexity.

Liabilities  held in the  Company's  guaranteed  separate  account as of December  31, 2001  totaled  $1,092,944,000.  Fixed  income investments  supporting  those  liabilities  had a fair value of  $1,092,944,000.  The Company  performed a sensitivity  analysis on these  interest-sensitive  liabilities and assets at December 31, 2001. The analysis showed that an immediate  decrease of 100 basis points in interest rates would result in a net increase in liabilities and the  corresponding  assets of  approximately  $37,300,000 and  $41,500,000,  respectively.  An  analysis  of a 100 basis point  decline in  interest  rates at December  31, 2000 showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800,000 and $39,900,000, respectively.

Equity Market Exposure
----------------------

The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the
Company.  Various  fees and  charges  earned  are  substantially  derived  as a  percentage  of the  market  value of  assets  under management.  In a market decline,  this income would be reduced.  This could be further compounded by customer  withdrawals,  net of applicable  surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed  above. A 10% decline in the market value of the assets under  management at December 31, 2001,  sustained  throughout  2002, would result in an approximate drop in related annual fee income of  $49,727,000.  This result was not materially  different than the result  obtained from the analysis performed as of December 31, 2000.

Another equity market risk exposure of the Company  relates to the guaranteed  minimum death benefit  liability.  Declines in equity markets and,  correspondingly,  the  performance  of the mutual funds  underlying  the Company's  products,  increase the guaranteed minimum death benefit liabilities.  As discussed in Note 2E of the consolidated  financial  statements,  the Company uses derivative instruments to hedge against the risk of  significant  decreases in equity  markets.  Prior to the  implementation  of this program, the Company used reinsurance to mitigate this risk.

The  Company  has a small  portfolio  of equity  investments  consisting  of mutual  funds,  which are held in support of a deferred compensation  program.  In the event of a decline  in market  values of  underlying  securities,  the value of the  portfolio  would decline;  however the accrued  benefits  payable under the related  deferred  compensation  program would decline by a corresponding amount.

Estimates of interest rate risk and equity price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the  uncertainty  of future  interest rate  movements,  volatility  in the equity  markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is a  wholly-owned  subsidiary  of  Skandia  Insurance  Company  Ltd.) as of  December  31,  2001 and  2000,  and the  related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2001. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments
and Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                        (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                       (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                        (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                        (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2001

1.       ORGANIZATION AND OPERATION

         American  Skandia Life  Assurance  Corporation  (the  "Company") is a  wholly-owned  subsidiary of American  Skandia,  Inc.
         ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops long-term savings and retirement products which are distributed  through its affiliated  broker/dealer company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues variable and term life insurance and variable,  fixed, market value adjusted deferred and immediate annuities for individuals,  groups and qualified pension plans.  The Company has announced its  intention to focus on its core  variable  annuity  business by exiting the qualified pension plan market and limiting its variable life insurance  offerings to single premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled  in Mexico.  Skandia  Vida had total  shareholder's  equity of  approximately  $4,179,000  and  $4,402,000  as of
         December  31,  2001,  and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has  invested in the
         Skandia Vida  operations  with the expectation of generating  profits from long-term  savings  products in future years. As such,  Skandia Vida has generated net losses of  approximately  $2,619,000,  $2,540,000  and  $2,523,000 in 2001,  2000 and
         1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United  States  ("U.S.  GAAP").  Intercompany  transactions  and  balances  between the
                  Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative  instruments  held by the Company  consist of equity  option  contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits ("GMDB").  These derivative  instruments are carried at fair value.  Realized and  unrealized  gains and losses are reported in the  Consolidated  Statement of
                  Income,  consistent with the item being hedged, as a component of return credited to contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for Goodwill and  Intangible  Assets."  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company will apply the new rules on the accounting for goodwill and other  intangible  assets beginning in the first quarter of 2002.  The Company is still  assessing the impact of the new standard,  however,  the adoption of
                  SFAS 142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments
                  -----------

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation  plan (see Note
                  13) as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments are determined by the specific  identification method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management  purposes, and not for trading or  speculation.  The Company  economically  hedges the GMDB exposure  associated  with market value fluctuations.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on  criteria  described  in SFAS 133,  the  Company's  hedges do not  qualify  as  "effective"  hedges  and, therefore,  hedge  accounting  may not be applied.  Accordingly,  the derivative  investments  are carried at fair value  with  changes  in  unrealized  gains and losses  being  recorded  in income.  As such,  both  realized  and unrealized gains and losses are reported in the Consolidated Statements of Income,  consistent with the item being hedged, as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term  nature of these investments.

                  The carrying value of short-term  borrowings (cost)  approximates fair value due to the short-term nature of these liabilities.

                  Fair  values of certain  financial  instruments,  such as future  fees  payable to ASI and  surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of  $6,000,000 less  accumulated  amortization.  The cost of the  licenses is being  amortized on a  straight-line  basis over 40 years.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with  internal use software in  accordance  with the American
                  Institute of  Certified  Public  Accountants  Statement of Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal Use" ("SOP 98-1").  SOP 98-1, which was adopted  prospectively as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the Company  expensed all internal use software related costs as incurred.  Details  of  the  capitalized  software  costs,  which  are  included  in  fixed  assets,  and  related amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender charges and an annual maintenance fee per contract.
                  Benefit reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee income from mutual fund  organizations  is realized based on assets under management.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Revenues for market value  adjusted  fixed annuity  contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner  obligations,  all of which are included in return credited to contractowners.  Benefit reserves for these contracts represent the account value of the contracts,  and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income.  Revenues for fixed  immediate  annuity  contracts with life  contingencies  consist of single premium  payments  recognized as annuity  considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed  interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable  life  insurance  contracts  consist of charges  against  contractowner  account  values for mortality  and expense risk fees,  administration  fees,  cost of insurance  fees,  taxes and  surrender  charges.
                  Certain  contracts also include charges against premium to pay state premium taxes.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily related to the production of new business, are being deferred, net of reinsurance.  These costs include commissions,  costs of contract issuance, and certain selling  expenses that vary with production.  These costs are being amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the  deferred  acquisition  costs and  related  amortization  for the years ended  December  31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market fluctuations  associated with its GMDB liability in the first half of
                  1999. Under this reinsurance  agreement,  the Company ceded premiums of approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in 1999.

At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately
                  $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets and liabilities in Separate  Accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  Account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments are managed predominately through the Company's investment advisory affiliate,

                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various fund managers as  sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The investment risk on the variable  portion of a contract is borne by the  contractowner.  Fixed  options with minimum  guaranteed  interest rates are also available.  The Company bears the credit risk  associated  with the investments  that support these fixed options.

                  Included in Separate  Account  liabilities are reserves of  approximately  $1,092,944,000  and  $1,059,987,000  at
                  December 31, 2001 and 2000, respectively,  relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000  and  $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  consisting of long term bonds,  short-term  securities,  transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations,  pursuant to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions  are  related  to  deferred  acquisition  costs and  involve  policy  lapses,  investment  return  and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other comprehensive (loss) income is shown net of tax (benefit) expense of approximately ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized  cost,  gross  unrealized  gains and losses and estimated fair value of fixed  maturities and  investments in equity  securities  as of December 31, 2001 and 2000 are shown  below.  All  securities  held at December 31, 2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2001 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed maturities during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000 and
         $32,196,000,  respectively.  Proceeds from maturities during 2001, 2000 and 1999 were approximately $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense  was  different  from the amount  computed by  applying  the  federal  statutory  tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss  carryforwards,  totaling  approximately  $41,063,000 at December 31, 2001, will expire in
         2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia  Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.
         The Company has also charged  operating costs to several of its  affiliates.  The total cost to the Company for these items was  approximately  $6,179,000,  $13,974,000  and  $11,136,000 in 2001,  2000 and 1999,  respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed were approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999, respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights  transferred  provide for ASI to receive a percentage (60%, 80% or
         100% depending on the underlying  commission option) of future mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected  to be  realized  over the  remaining  surrender  charge  period of the  designated contracts (generally 6 to 8 years).

         Payments,  representing  fees and  charges  in the  aggregate  amount,  of  approximately  $207,731,000,  $219,454,000  and
         $131,420,000  were  made by the  Company  to ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and  $52,840,000  has been  included in the  statement  of income for 2001,  2000 and1999, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001,  2000 and 1999 was  approximately  $8,404,000,  $6,593,000  and  $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and $4,636,000 as of
         December  31,  2001  and  2000,  respectively.  These  deposits  are  required  to be  maintained  for  the  protection  of contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at December 31, 2001 and 2000,
         respectively.

         The Company  incurred  statutory  basis net losses for 2001 of  approximately  $121,957,000  due  primarily to  significant declines in the equity  markets  during the year as well as increased  levels of operating  expenses  relative to revenues.
         Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase  the par value of its capital  stock from
         $80 per share to $100 per share in order to comply with minimum  capital  levels as required by the  California  Department of Insurance.  This  transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis financial  statements in accordance with accounting  practices  prescribed by the
         State  of  Connecticut  Insurance  Department.  Prescribed  statutory  accounting  practices  include  publications  of the
         National  Association of Insurance  Commissioners  (NAIC),  as well as state laws,  regulations and general  administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit  recorded  directly in statutory surplus of approximately $12,047,000.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory  method of accounting for its liability  associated with  securitized  variable  annuity fees.  Under the new method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory liability at any valuation date being equal to the  Commissioners  Annuity Reserve  Valuation Method (CARVM) offset related to the  securitized  contracts.  The impact of this change in  accounting,  representing  the  difference  in the liability calculated  under the old method  versus the new method as of January 1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company  provides a 50% match on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's  salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and  certain  of its  affiliates.  Company  contributions  to this plan on behalf of the  participants  were  approximately
         $2,738,000, $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Company  contributions to this plan on behalf of the participants  were  approximately  $345,000,  $399,000 and
         $193,000 in 2001, 2000 and 1999, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees  below the officer level.  These programs  consist of multiple plans with new plans  instituted each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was approximately  $13,645,000  and $31,632,000 as of December 31, 2001 and 2000,  respectively.  Payments under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The Company  cedes  insurance to other  insurers in order to limit its risk  exposure.  Such  transfer does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their  obligation could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company  entered into a modified  coinsurance  agreement with SICL covering  certain  contracts  issued since January 1996. The impact of this treaty to the Company was a pre tax loss of  approximately  $4,917,000 in 2001 and pre tax income of  approximately  $7,067,453 in 2000. At December 31, 2001 and 2000,  approximately  $12,983,000  and $6,109,000, respectively, was payable to SICL under this agreement.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994           7.28%               -             -             -          732          738
         March 28, 1994              7.90%               -             -             -          794          801
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         December 28, 1994           9.78%               -             -             -            -        1,308
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated September 30, 1994, for $15,000,000 was repaid.  On December 27, 2000,  surplus notes for  $10,000,000,  dated  February 18, 1994,  and  $10,000,000,  dated March 28, 1994,  were repaid.  On December 10,
         1999, a surplus note,  dated December 28, 1994, for $14,000,000  was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2001 and 2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan payable to ASI at December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest  rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the Company was  approximately  $522,000,  $687,000 and $585,000 in 2001,  2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22, 2001,  and  December 3, 2001,  the Company  announced  separate  plans to reduce  expenses to better align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the  Company.  Estimated  pre-tax  severance  benefits  of  approximately  $8,500,000  have been  charged  against  2001 operations  related to these  reductions.  These charges have been reported in the  Consolidated  Statements of Income as a
         component  of  Underwriting,   Acquisition  and  Other  Insurance  Expenses.   As  of  December  31,  2001,  the  remaining
         restructuring liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not involved in any legal proceedings  outside of the ordinary course of its business  operations.  The Company is involved in pending and threatened  legal  proceedings in the ordinary  course of its
         business   operations.   While  the  outcome  of  these  legal  proceedings  cannot  be  determined  at  this  time,  after consideration  of  the  defenses  available  to the  Company,  applicable  insurance  coverage  and  any  related  reserves established,  these legal  proceedings  are not  expected to result in  liability  for  amounts  material to the  financial condition of the Company, although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent  years,  in order to complete  the array of products  offered by the  Company and its  affiliates  to meet a wide variety of financial  planning,  the Company  developed  variable  life  insurance and  qualified  retirement  plan annuity products.  Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an Enterprise  and Related
         Information,"  and the  Company  does not  anticipate  that they will do so in the future due to a change in the  Company's strategy.  On March 15,  2002,  the  Company  announced  that it will no longer  accept  new  business  for the  funding of qualified  retirement  plans,  effective July 31, 2002 and will not accept  applications for it's flexible premium variable insurance  products that are signed after April 1, 2002 or received after April 15, 2002.  The Company  intends to continue to accept additional  contributions to existing qualified plans, to service and accept additional premiums for its existing flexible  premium  variable  insurance  contracts,  and to  continue  to offer and sell its single  premium  variable  life insurance products.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the quarters  ended March 31, 2001,  June 30, 2001 and  September  30, 2001,  the Company had reported  investment
              performance   associated  with  its  derivatives  as  net  investment  income.  The  above  presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

                               APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable  annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The following table shows:  (a) the Unit Price,  as of the dates shown,  for Units in each of the
Sub-accounts of Separate Account B that are being offered pursuant to this  Prospectus;  and (b) the number of Units  outstanding in each  such  Sub-account  as of the  dates  shown.  The year in which  operations  commenced  in each  such  Sub-account  is noted in parentheses.  To the extent a Sub-account  commenced  operations during a particular  calendar year, the Unit Price as of the end of the period reflects only the partial year results from the  commencement of operations  until December 31st of the applicable  year.
The  portfolios  in  which a  particular  Sub-account  invests  may or may not have  commenced  operations  prior  to the date  such
Sub-account  commenced  operations.  The initial offering price for each Sub-account was $10.00.  Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2002.

Beginning  November 18, 2002,  multiple Unit Prices will be calculated  for each  Sub-account  of Separate  Account B to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional benefit offered under this Annuity.

                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------------------
AST Strong
International Equity 1
(1989)
Unit Price                    $24.28        31.88       43.99      27.18      22.95      19.70       18.23      16.80      16.60     12.37
Number of Units           17,388,860   19,112,622  16,903,883 17,748,560 17,534,233 17,220,688  14,393,137 14,043,215  9,063,464 1,948,773
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth
(1997)
Unit Price                    $13.54        17.96       24.16      13.41      11.70          -           -          -          -         -
Number of Units           40,507,419   57,327,711  61,117,418 43,711,763 21,405,891          -           -          -          -         -
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth 2
(1997)
Unit Price                    $12.85        17.92       21.66      13.30      11.35          -           -          -          -         -
Number of Units           37,487,425   17,007,352   6,855,601  5,670,336  2,857,188          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST DeAM
International Equity 3
(1994)
Unit Price                    $10.77        16.12       23.45      12.54      11.46      11.39       10.23          -          -         -
Number of Units           13,627,264   16,245,805   8,818,599  9,207,623  9,988,104  9,922,698   2,601,283          -          -         -
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity
(1999)
Unit Price                     $8.94        10.08       11.01          -          -          -           -          -          -         -
Number of Units            5,806,567    2,803,013     116,756          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST PBHG Small-Cap
Growth 4
(1994)
Unit Price                    $19.84        21.51       42.08      17.64      17.28      16.54       13.97      10.69          -         -
Number of Units           23,048,821   25,535,093  32,134,969 15,003,001 14,662,728 12,282,211   6,076,373  2,575,105          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Small-
Cap Growth 5
(1999)
Unit Price                     $8.46        11.98       15.37          -          -          -           -          -          -         -
Number of Units           60,703,791   63,621,279  53,349,003          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth
(2000)
Unit Price                     $7.10         9.08           -          -          -          -           -          -          -         -
Number of Units            6,499,066      196,575           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value 6
(1998)
Unit Price                    $15.12        13.95       10.57       9.85          -          -           -          -          -         -
Number of Units           26,220,860   15,193,053   6,597,544  4,081,870          -          -           -          -          -         -
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value 7
(1997)
Unit Price                    $14.08        13.35       11.11      11.20      12.70          -           -          -          -         -
Number of Units           35,483,530   23,298,524  21,340,168 24,700,211 14,612,510          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth
(2000)
Unit Price                     $3.88         6.58           -          -          -          -           -          -          -         -
Number of Units           17,045,776    9,426,102           -          -          -          -           -          -          -         -
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Growth 8
(1994)
Unit Price                    $18.95        25.90       28.58      19.15      16.10      13.99       12.20       9.94          -         -
Number of Units           25,717,164   26,517,850  13,460,525 13,389,289 11,293,799  9,563,858   3,658,836    301,267          -         -
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Value 9
(1993)
Unit Price                    $20.16        21.09       16.78      16.10      16.72      13.41       12.20       9.81      10.69         -
Number of Units           47,298,313   44,558,699  37,864,586 16,410,121 11,745,440  9,062,152   8,642,186  7,177,232  5,390,887         -
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap
Growth
(2000)
Unit Price                     $5.54         6.74           -          -          -          -           -          -          -         -
Number of Units          125,442,916   28,229,631           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value
(2000)
Unit Price                     $9.71        10.06           -          -          -          -           -          -          -         -
Number of Units           14,934,570    1,273,094           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                    $19.71        19.86       15.88      12.57      14.46      14.19       11.01          -          -         -
Number of Units            6,565,088    6,520,983   6,201,327  5,697,453  7,550,076  6,061,852     808,605          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Alliance
Growth 10
(1996)
Unit Price                    $14.61        17.38       20.44      15.48      12.33      10.89           -          -          -         -
Number of Units           29,478,257   25,796,792  17,059,819 19,009,242 18,736,994  4,324,161           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                     $8.02        10.38       11.27          -          -          -           -          -          -         -
Number of Units          117,716,242    7,515,486     409,467          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
AST Marsico Capital
Growth
(1997)
Unit Price                    $13.74        17.81       21.06      14.00      10.03          -           -          -          -         -
Number of Units           85,895,802   94,627,691  78,684,943 40,757,449    714,309          -           -          -          -         -
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                    $27.71        41.14       60.44      39.54      23.83      18.79       14.85      10.91      11.59     10.51
Number of Units           84,116,221   99,250,773  94,850,623 80,631,598 62,486,302 46,779,164  28,662,737 22,354,170 13,603,637 1,476,139
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap
Value 11
(2000)
Unit Price                     $9.15         9.82           -          -          -          -           -          -          -         -
Number of Units            4,575,558      586,058           -          -          -          -           -          -          -         -
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Alliance/Bernstein
Growth + Value 12
(2001)
Unit Price                     $9.63            -           -          -          -          -           -          -          -         -
Number of Units            3,351,836            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Core Value 12
(2001)
Unit Price                    $10.04            -           -          -          -          -           -          -          -         -
Number of Units            4,207,869            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                    $10.54        10.39        8.35       8.28          -          -           -          -          -         -
Number of Units           12,268,426   11,891,188   6,224,365  3,771,461          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 13
(1998)
Unit Price                    $12.03        13.55       15.08      12.61          -          -           -          -          -         -
Number of Units           48,018,721   48,835,089  39,825,951 22,421,754          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth 14
(1997)
Unit Price                    $12.86        14.24       16.19      13.35      12.06          -           -          -          -         -
Number of Units           27,386,278   32,388,202  21,361,995 13,845,190  9,523,815          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth
and Income 15
(1992)
Unit Price                    $28.18        28.72       27.60      24.11      21.74      17.79       15.22      11.98      11.88     10.60
Number of Units           63,123,316   53,536,296  52,766,579 47,979,349 42,197,002 28,937,085  18,411,759  7,479,449  4,058,228   956,949
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
AST MFS Growth with
Income
(1999)
Unit Price                     $8.64        10.36       10.49          -          -          -           -          -          -         -
Number of Units           11,896,688    6,937,627     741,323          -          -          -           -          -          -         -
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                                                                                                                                 ----------
AST INVESCO Capital
Income 16
(1994)
Unit Price                    $19.84        22.01       21.31      19.34      17.31      14.23       12.33       9.61          -         -
Number of Units           48,595,962   50,171,495  46,660,160 40,994,187 33,420,274 23,592,226  13,883,712  6,633,333          -         -
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AST DeAM Global
Allocation 17
(1993)
Unit Price                    $17.39        19.98       21.19      17.78      15.98      13.70       12.49      10.34      10.47         -
Number of Units           26,641,422   30,290,413  23,102,272 22,634,344 22,109,373 20,691,852  20,163,848 13,986,604  8,743,758         -
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                                                                                                                                 ----------
AST American Century
Strategic Balanced
(1997)
Unit Price                    $13.50        14.23       14.90      13.37      11.18          -           -          -          -         -
Number of Units           14,369,895   14,498,180  13,944,535  6,714,065  2,560,866          -           -          -          -         -
                                                                                                                                 ----------
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AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                    $18.15        19.33       19.70      18.12      15.53      13.30       11.92       9.80          -         -
Number of Units           17,579,107   19,704,198  22,002,028 18,469,315 13,524,781  8,863,840   4,868,956  2,320,063          -         -
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AST T. Rowe Price
Global Bond 18
(1994)
Unit Price                    $10.62        10.49       10.69      11.82      10.45      10.98       10.51       9.59          -         -
Number of Units            9,668,062   11,219,503  12,533,037 12,007,692 12,089,872  8,667,712   4,186,695  1,562,364          -         -
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AST Federated High
Yield
(1994)
Unit Price                    $12.64        12.80       14.38      14.30      14.13      12.62       11.27       9.56          -         -
Number of Units           39,130,467   36,914,825  41,588,401 40,170,144 29,663,242 15,460,522   6,915,158  2,106,791          -         -
                                                                                                                                 ----------
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AST Lord Abbett
Bond-Debenture
(2000)
Unit Price                    $10.28        10.12           -          -          -          -           -          -          -         -
Number of Units            5,506,982      650,253           -          -          -          -           -          -          -         -
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AST PIMCO Total
Return Bond
(1994)
Unit Price                    $15.46        14.40       13.09      13.43      12.44      11.48       11.26       9.61          -         -
Number of Units           99,028,465   82,545,240  73,530,507 64,224,618 44,098,036 29,921,643  19,061,840  4,577,708          -         -
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                                                                       Year Ended December 31,
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                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
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AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                    $13.61        12.79       11.96      11.73      11.26      10.62       10.37          -          -         -
Number of Units           42,410,807   31,046,956  32,560,943 28,863,932 25,008,310 18,894,375  15,058,644          -          -         -
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AST Money Market
(1992)
Unit Price                    $13.24        12.94       12.38      12.00      11.57      11.16       10.77      10.35      10.12     10.01
Number of Units          184,612,059  172,493,206 187,609,708 75,855,442 66,869,998 42,435,169  30,564,442 27,491,389 11,422,783   457,872

The Montgomery
Variable Series - MV
Emerging Markets
(1996)
Unit Price                     $6.50         7.09       10.06       6.19      10.05      10.25           -          -          -         -
Number of Units           14,095,135   12,899,472  12,060,036 10,534,383 10,371,104  2,360,940           -          -          -         -

Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                     $8.83         9.56        9.17       9.53         -           -          -           -          -         -
Number of Units            3,705,869    4,442,888   2,826,839  1,148,849         -           -          -           -          -         -
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Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                     $9.37        10.05        9.96          -          -          -           -          -          -         -
Number of Units            1,019,937      502,986     136,006          -          -          -           -          -          -         -

Rydex Variable Trust
-
Nova
(1999)                         $6.41         8.50       10.82          -          -          -           -          -          -         -
Unit Price                 3,990,618   14,799,352   5,474,129          -          -          -           -          -          -         -
Number of Units
-------------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-
Ursa
(1999)                        $12.05        10.62        9.28          -          -          -           -          -          -         -
Unit Price                   351,487    2,269,599   1,803,669          -          -          -           -          -          -         -
Number of Units
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Rydex Variable Trust
-
OTC
(1999)                         $6.65        10.40       17.07          -          -          -           -          -          -         -
Unit Price                15,866,046   32,179,793  18,520,440          -          -          -           -          -          -         -
Number of Units

INVESCO VIF -
Dynamics
(1999)
Unit Price                     $8.98        13.23       13.91          -          -          -           -          -          -         -
Number of Units           13,391,660   11,409,827   2,022,585          -          -          -           -          -          -         -
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                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
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INVESCO VIF -
Technology
(1999)
Unit Price                     $6.66        12.48       16.52          -          -          -           -          -          -         -
Number of Units           26,652,622   29,491,113   4,622,242          -          -          -           -          -          -         -
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INVESCO VIF -
Health Sciences
(1999)
Unit Price                    $12.58        14.59       11.34          -          -          -           -          -          -         -
Number of Units           17,419,141   19,381,405     786,518          -          -          -           -          -          -         -
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INVESCO VIF -
Financial Services
(1999)
Unit Price                    $12.48        14.04       11.41          -          -          -           -          -          -         -
Number of Units           11,612,048   14,091,636     759,104          -          -          -           -          -          -         -
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INVESCO VIF -
Telecommunications
(1999)
Unit Price                     $5.01        11.05       15.17          -          -          -           -          -          -         -
Number of Units           13,553,158   17,856,118   4,184,526          -          -          -           -          -          -         -

Evergreen VA - Global
Leaders
(1999)
Unit Price                     $9.00        10.55       11.72          -          -          -           -          -          -         -
Number of Units            1,520,376      887,758      23,101          -          -          -           -          -          -         -
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Evergreen VA -
Special Equity
(1999)
Unit Price                     $9.98        11.01       12.19          -          -          -           -          -          -         -
Number of Units            2,540,062    1,731,145     152,342          -          -          -           -          -          -         -
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Evergreen VA - Omega
(2000)
Unit Price                     $6.71         7.98           -          -          -          -           -          -          -         -
Number of Units            2,585,848    1,637,475           -          -          -          -           -          -          -         -

ProFund VP -
Europe 30
(1999)
Unit Price                     $7.87        10.52       12.24          -          -          -           -          -          -         -
Number of Units            5,711,763    2,327,562     273,963          -          -          -           -          -          -         -
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ProFund VP -
UltraSmall-Cap 19
(1999)
Unit Price                     $8.37         9.18       11.96          -          -          -           -          -          -         -
Number of Units           10,010,482    3,258,574     813,904          -          -          -           -          -          -         -
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ProFund VP -OTC 20
(2001)
Unit Price                     $5.77            -           -          -          -          -           -          -          -         -
Number of Units           11,681,189            -           -          -          -          -           -          -          -         -
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                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                     $1.91         6.19       23.58          -          -          -           -          -          -         -
Number of Units           50,124,696   17,597,528   2,906,024          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Bear 20
(2001)
Unit Price                    $11.54            -           -          -          -          -           -          -          -         -
Number of Units            3,059,897            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
Bull Plus 20
(2001)
Unit Price                     $7.47            -           -          -          -          -           -          -          -         -
Number of Units            7,628,819            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
Biotechnology 20
(2001)
Unit Price                     $8.37            -           -          -          -          -           -          -          -         -
Number of Units            5,093,235            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP - Energy 20
(2001)
Unit Price                     $9.19            -           -          -          -          -           -          -          -         -
Number of Units            2,299,149            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
Financial 20
(2001)
Unit Price                     $9.22            -           -          -          -          -           -          -          -         -
Number of Units            2,154,106            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
Healthcare 20
(2001)
Unit Price                     $9.35            -           -          -          -          -           -          -          -         -
Number of Units            3,489,097            -           -          -          -          -           -          -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
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ProFund VP -
Real Estate 20
(2001)
Unit Price                    $10.76            -           -          -          -          -           -          -          -         -
Number of Units            3,592,834            -           -          -          -          -           -          -          -         -
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ProFund VP -
Technology 20
(2001)
Unit Price                     $5.91            -           -          -          -          -           -          -          -         -
Number of Units            2,524,295            -           -          -          -          -           -          -          -         -
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ProFund VP -
Telecommunications 20
(2001)
Unit Price                     $7.10            -           -          -          -          -           -          -          -         -
Number of Units              583,065            -           -          -          -          -           -          -          -         -
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                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                           2001          2000        1999        1998       1997       1996       1995        1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Utilities 20
(2001)
Unit Price                     $8.12            -           -          -          -          -           -          -          -         -
Number of Units            1,589,344            -           -          -          -          -           -          -          -         -

First Trust(R)10
Uncommon Values
(2000)
Unit Price                     $4.72         7.43           -          -          -          -           -          -          -         -
Number of Units            2,255,266    2,690,435           -          -          -          -           -          -          -         -

Prudential - SP
Jennison
International
Growth 21
(2001)
Unit Price                     $7.39            -           -          -          -          -           -          -          -         -
Number of Units              273,843            -           -          -          -          -           -          -          -         -
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1.       Effective December 10, 2001, Strong Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital  Management,  Inc.  served as  Sub-advisor  of the Portfolio,  then named "AST AIM  International  Equity."
     Between October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST Putnam  International  Equity."  Prior to October 15, 1996,  Seligman  Henderson  Co. served as  Sub-advisor  of the
     Portfolio, then named "Seligman Henderson International Equity Portfolio."
2.       This  Portfolio  reflects the  addition of the net assets of the AST American  Century  International  Growth  Portfolio II
     ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
3.       Effective  May 1, 2002,  Deutsche  Asset  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2002,
     Founders Asset Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport." Prior to October
     15, 1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small
     Cap Portfolio."
4.       Effective  September 17, 2001, Pilgrim Baxter & Associates,  Ltd. became  Sub-advisor of the Portfolio.  Prior to September
     17, 2001, Janus Capital  Corporation served as Sub-advisor of the Portfolio,  then named "AST Janus Small-Cap Growth." Prior to
     December 31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
5.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001, the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
6.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
7.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
8.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
9.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
10.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
11.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
12.      These Portfolios commenced operations on May 1, 2001.
13.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
15.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."

16.      Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.

17.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, A I M
     Capital  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and
     May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam  Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
18.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
19.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
20.      These Portfolios were first offered as Sub-accounts on January 22, 2001.
21.      This Portfolio was first offered as a Sub-account on April 15, 2001.

                                        APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000  initial  Purchase  Payment is made. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account  Value is maintained in the variable  investment  options.  The formula for  determining  the Enhanced  Beneficiary
Protection Optional Death Benefit is as follows:

           Growth =               Account Value of variable             minus         Purchase Payments - proportional
                               investment options plus Interim
                                Value of Fixed Allocations (no
                                         MVA applies)                                           withdrawals

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example with market increase
Assume that the Owner has made no withdrawals  and that the Account Value has been  increasing due to positive  market  performance.
On the date we receive  due proof of death,  the  Account  Value is  $75,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus  proportional  withdrawals,  or Account Value,  less the amount of any Credits applied within  12-months prior to the date of  death,  which  ever is  greater.  Therefore,  the  basic  Death  Benefit  is equal to  $75,000.  The  Enhanced  Beneficiary
Protection  Optional Death Benefit is equal to the amount  payable under the basic Death Benefit  ($75,000) PLUS 40% of the "Growth"
under the Annuity.

         Growth   =        $75,000 - [$50,000 - $0]
                  =        $25,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $25,000 * 0.40
                  =        $10,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $85,000

Examples with market decline
Assume  that the  Owner  has made no  withdrawals  and that  the  Account  Value  has been  decreasing  due to  declines  in  market performance.  On the date we receive due proof of death,  the Account  Value is $45,000.  The basic Death  Benefit is  calculated as
Purchase Payments minus  proportional  withdrawals,  or Account Value, less the amount of any Credits applied within 12-months prior to the date of death,  which ever is greater.  Therefore,  the basic Death  Benefit is equal to $50,000.  The  Enhanced  Beneficiary
Protection  Optional  Death Benefit is equal to the amount  payable under the basic Death Benefit  ($50,000) PLUS the "Growth" under the Annuity.

         Growth   =        $45,000 - [$50,000 - $0]
                  =        $-5,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  NO BENEFIT IS PAYABLE

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $50,000

In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.

Example with market increase and withdrawals
Assume that the Account Value has been increasing due to positive  market  performance and the Owner made a withdrawal of $15,000 in
Annuity Year 5 when the Account  Value was $75,000.  On the date we receive due proof of death,  the Account  Value is $90,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or Account Value,  less the amount of any
Credits applied within  12-months  prior to the date of death,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $90,000.  The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is equal to the amount  payable  under the basic Death
Benefit ($90,000) PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $90,000 - [$50,000 - ($50,000 * $15,000/$75,000)]
                  =        $90,000 - [$50,000 - $10,000]
                  =        $90,000 - $40,000
                  =        $50,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $50,000 * 0.40
                  =        $20,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $110,000

Examples of Highest Anniversary Value Death Benefit Calculation
The  following  are examples of how the Highest  Anniversary  Value Death  Benefit is  calculated.  Each example  assumes an initial
Purchase  Payment of  $50,000.  Each  example  assumes  that there is one Owner who is age 70 on the Issue Date and that all Account
Value is maintained in the variable investment options.

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance  and that no withdrawals have been made.  On the date we receive due proof of death,  the Account Value is $75,000;  however,  the  Anniversary  Value on the
5th  anniversary  of the Issue Date was $90,000.  Assume as well that the Owner has died before the Death Benefit  Target Date.  The
Death Benefit is equal to the greater of the Highest  Anniversary  Value or the basic Death Benefit.  The Death Benefit would be the
Highest  Anniversary  Value  ($90,000)  because it is greater  than the amount  that would have been  payable  under the basic Death
Benefit ($75,000).

Example with withdrawals
Assume that the Account Value has been increasing due to positive  market  performance and the Owner made a withdrawal of $15,000 in
Annuity  Year 7 when the  Account  Value was  $75,000.  On the date we receive  due proof of death,  the  Account  Value is $80,000;
however,  the  Anniversary  Value on the 5th  anniversary  of the  Issue  Date was  $90,000.  Assume as well that the Owner has died before the Death  Benefit  Target  Date.  The Death  Benefit is equal to the greater of the Highest  Anniversary  Value or the basic
Death Benefit.

Highest Anniversary Value  = $90,000 - [$90,000 * $15,000/$75,000]
                                    = $90,000 - $18,000
                                    = $72,000

Basic Death Benefit                 = $80,000 - [$80,000 * $15,000/$75,000]
                                    = $80,000 - $16,000
                                    = $64,000

Example with death after Death Benefit Target Date
Assume that the Owner's Account Value has generally been  increasing due to positive market  performance and that no withdrawals had been made prior to the Death  Benefit  Target Date.  Further  assume that the Owner dies after the Death Benefit  Target Date,  when the Account Value is $75,000.  The Highest  Anniversary Value on the Death Benefit Target Date was $80,000;  however,  following the
Death  Benefit  Target  Date,  the Owner made a Purchase  Payment of $15,000 and had taken a  withdrawal  of $5,000 when the Account
Value was  $70,000.  The Death  Benefit is equal to the  greater of the  Highest  Anniversary  Value plus  Purchase  Payments  minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Anniversary Value  = $80,000 + $15,000 - [$80,000 * $5,000/$70,000]
                                    = $80,000 + $15,000 - $5,714
                                    = $100,714

Basic Death Benefit                 = $75,000

                              APPENDIX D - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.

GLOSSARY OF TERMS

MVA:  The definition for MVA is not applicable.

INVESTMENT OPTIONS

WHAT ARE THE FIXED INVESTMENT OPTIONS?
Fixed  investment  options are not  available to residents of the State of New York.  All  references to Fixed  Allocations  are not applicable.

FEES AND CHARGES

Tax Charges: For New York contracts a charge for taxes may also be assessed against the Sub-accounts.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
Unless you  indicated  that a prior choice was  irrevocable  or your Annuity has been  endorsed to limit  certain  changes,  you may request to change  Owner,  Annuitant  and  Beneficiary  designations  by sending a request In Writing.  Where  allowed by law,  such changes will be subject to our  acceptance.  For New York  contracts,  some of the changes we will not accept  include,  but are not limited  to:  (a) a new  Owner  subsequent  to the  death of the Owner or the  first of any  joint  Owners  to die,  except  where a spouse-Beneficiary  has become the Owner as a result of an Owner's  death;  (b) a new  Annuitant  prior to the  Annuity  Date if the
Annuity is owned by an entity; and (c) a change in the Beneficiary if the Owner had previously made the designation irrevocable.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
For New York  contracts  you may exercise your right to return the Annuity  within 21 days of receipt of the Annuity.  The amount to be refunded  for New York  contracts  is the Account  Value as of the date we receive  your  request to cancel the  Annuity.  Notice received by mail is effective as of the date of the postmark.  If the Annuity is returned to the agent,  the  effective  date is the date the Annuity is  received by the agent.  If you return your  Annuity,  we will not return any  additional  amounts we applied to your Annuity based on your Purchase Payments.

MANAGING YOUR ACCOUNT VALUE

HOW DO I RECEIVE CREDITS?
We apply a "Credit"  to your  Annuity's  Account  Value each time you make a Purchase  Payment.  The amount of the Credit is payable from our general  account.  The amount of the Credit  depends on the  cumulative  amount of Purchase  Payments you have made to your
Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999.99                                    1.5%
                      Between $10,000 and $999,999.99                                 3.0%
                      Between $1,000,000 and $4,999,999.99                            4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

====================================================================================================================================
This Annuity  features the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities and does not charge an additional  amount  for the XTra  CreditSM  feature.  However,  the  amount of any  Credits  applied  to your  Account  Value can be recovered by American Skandia under certain circumstances:

|X|      any Credits  applied to your Account Value on Purchase  Payments made within the 12 months before the date of death will be recovered.

|X|      if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
The value of the XTra CreditSM  amount will be  substantially  reduced if American  Skandia  recovers the XTra CreditSM amount under these  circumstances.  However,  any investment  gain on the XTra CreditSM amount will not be taken back. We do not deduct a CDSC in any situation where we recover the XTra CreditSM amount.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
For New York contracts the minimum amount allowed in an investment  option is $500.  Your transfer  request must be In Writing.  For
New York contracts,  a specific  authorization  form MUST be completed which  authorizes us to accept transfers via phone or through means such as electronic mail.

Guaranteed Return OptionSM
This benefit is not available to residents of the State of New York.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

This benefit is not available to residents of the State of New York.

ACCESS TO ACCOUNT VALUE

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
The Annuity Date must be the first or the fifteenth day of a calendar  month.  However,  for New York  contracts,  if the contract's accumulated  value, at the time of annuitization,  is less than $2,000,  or would provide an income,  the initial amount of which is less than $20 per month,  in lieu of  commencing  the annuity  payments,  we reserve the right to cancel the Annuity and pay you the total of the Account Value.

For New York contracts the Annuity Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
This benefit is not available to residents of the State of New York.

DEATH BENEFIT

Under certain circumstances, your Death Benefit may be reduced by the amount of any Credits we applied to your Purchase Payments.

Basic Death Benefit:

         If death occurs during the first ten (10) Annuity Years:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      Your Account Value.

         If death occurs after the tenth (10th) Annuity Year:  The Death Benefit is your Account Value.

Optional Death Benefits

====================================================================================================================================
The Optional Death Benefits  described in the  Prospectus are not offered in the State of New York.  However,  effective as of March
12, 2001, the Highest  Anniversary  Value Optional Death Benefit  described  below is available to new purchasers of the Annuity who are residents of the State of New York.
====================================================================================================================================

If the Annuity has one Owner, the Owner must be age 80 or less at the time the Highest  Anniversary  Value Optional Death Benefit is
purchased.  If the Annuity has joint  Owners,  the oldest  Owner must be age 80 or less.  If the Annuity is owned by an entity,  the
Annuitant must be age 80 or less.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as each anniversary of the Issue Date plus the sum of all Purchase  Payments on
             ------------------
     or after such anniversary less the sum of all "Proportional  Reductions"  since such anniversary.  The Anniversary Value on the
     Issue Date is equal to your Purchase Payment.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

3.       the Account Value in the Sub-accounts as of the date we receive in writing "due proof of death"; and
4.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

3.       the Account Value as of the date we receive in writing "due proof of death"; and
4.       the Highest  Anniversary  Value on the Death Benefit Target Date plus the sum of all Purchase  Payments less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

Charges for Highest Anniversary Value Death Benefit
If you purchase the Highest  Anniversary  Value Optional  Death  Benefit,  an annual charge of 0.15% is deducted from your Annuity's
Account  Value.  The charge will be based on the current Death Benefit under the Highest  Anniversary  Value  Optional Death Benefit
as of the date the charge is  deducted.  The charge is  deducted  in addition  to the  Insurance  Charge.  The charge is deducted in arrears on each  anniversary  of the Issue Date of the Annuity or, if you  terminate the Optional  Death  Benefit or surrender  your
Annuity, on the date the termination or surrender is effective.

AMERICAN SKANDIA'S ANNUITY REWARDS

This benefit is not available to residents of the State of New York.

TAX CONSIDERATIONS

HOW ARE DISTRIBUTIONS FROM TAX-QUALIFIED RETIREMENT PLANS TAXED?

Minimum  Distributions  after age 70 1/2: For New York  contracts the Minimum  Distribution  provision is only  available for annuities issued under Section 403(b) of the IRS Code or for IRA's where Minimum  Distributions  are required.  Minimum  Distributions are not available for any other contracts.

Deferral of  Transactions:  For New York  contracts,  if we defer a distribution or transfer from any fixed annuity payment for more than ten days, we pay interest  using our then current  crediting  rate for this purpose,  which is not less than 3% per year on the amount deferred.

Modification:  In addition to obtaining  prior approval from the insurance  department of our state of domicile before making such a combination,  substitution,  deletion or addition,  we will also obtain prior approval from the  Superintendent of Insurance for New
York.

Misstatement of Age or Sex: For New York contracts the following provision (c) is added:
(c) as to any annuity payments, we shall credit or charge interest using our then current crediting rate for this purpose, which is not greater than 6% interest per year, calculated from the date of any underpayment or overpayment to the date actual payment is made.

                                         APPENDIX E - Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

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The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included as an Appendix to this  Prospectus to help you  understand  the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions of the
Federal securities laws regarding accuracy and completeness.
------------------------------------------------------------------------------------------------------------------------------------

The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your  Annuity  as of the date we  receive  due proof of death,  subject  to certain  adjustments,  restrictions  and  limitations described below.

ELIGIBILITY
The Plus40(TM)rider may be purchased as a rider on your  Annuity.  The Rider must cover those  persons upon whose death the Annuity's death benefit  becomes payable - the Annuity's  owner or owners,  or the Annuitant (in the case of an entity owned Annuity).  If the
Annuity has two Owners,  the Rider's death  benefit is payable upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase the Plus40(TM)rider is 40; the maximum  allowable age is 75. If the Rider is purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available to purchasers  who use their
Annuity as a funding  vehicle for a Tax  Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section
401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the  effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your  Annuity),  the death  benefit will be limited to the amount of any charges paid for the Rider while it was in effect.
         While we will return the charges you have paid during the  applicable  period as the death benefit,  your  Beneficiary(ies)
         will receive no  additional  life  insurance  benefit from the Plus40(TM)rider if you die within 24 months of its  effective
                          ----------
         date.

|X|      If you make a Purchase  Payment  within 24 months  prior to the date of death,  the  Account  Value used to  determine  the amount of the death  benefit  will be reduced by the amount of such  Purchase  Payment(s).  If we reduce the death  benefit payable  under the Plus40(TM)rider based on this  provision,  we will return 50% of any charges  paid for the Rider based on those Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply Credits to your Annuity based on Purchase  Payments,  such Credits are treated as Account Value for purposes of determining  the death  benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced by the amount of such  Credits.  If we reduce the death  benefit  payable  under the Plus40(TM)rider based on this  provision,  we will  return 50% of any  charges  paid for the Rider  based on such  Credits as an  additional  amount included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as  defined in the Rider)  and elect to  receive a portion  of the  Plus40(TM)rider's  death benefit  under the  Accelerated  Death Benefit  provision,  the amount that will be payable under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If  charges  for the  Plus40(TM)rider are due and are  unpaid as of the date the death  benefit  is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the Plus40(TM)rider is  misstated,  we will adjust any coverage  under the Rider to conform to the facts. For example,  if, due to the  misstatement,  we overcharged you for coverage under the Rider, we will add any  additional  charges  paid to the  amount  payable  to  your  Beneficiary(ies).  If,  due to the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death benefit in proportion to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|

     On or after an Owner reaches the expiry date of the Rider (the anniversary of the Annuity's Issue Date on or immediately  after the 95th  birthday),  coverage  will  terminate.  No charge will be made for an Owner  following  the expiry date. If there are two Owners,  the expiry date  applies  separately  to each Owner;  therefore,  coverage  may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death  Benefit  Amount  based on the  Purchase  Payments  applied to your  Annuity.  The
Plus40(TM)rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts  paid under any annuity  contract we
                                                                                                             ---
issue to you under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum  Death  Benefit  Amount is 100% of the Purchase  Payments  increasing  at 5% per year  following  the date each
             -------------------------------
         Purchase  Payment is applied to the  Annuity  until the date of death.  If  Purchase  Payments  are  applied to the Annuity within 24 months prior to the date of death,  the Maximum Death Benefit  Amount is decreased by the amount of such Purchase
         Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments  applied to any such annuity  contracts more than 24 months from
             ------------------------
         the date of death that  exceed  $1,000,000.  If you make  Purchase  Payments  in excess of  $1,000,000,  we will reduce the aggregate death benefit  payable under all Plus40(TM)riders,  or similar riders issued by us, based on the combined amount of
         Purchase  Payments in excess of $1,000,000  multiplied by 40%. If the Per Life Maximum Benefit applies,  we will reduce the amount  payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit  applies upon your death,  we will return any excess  charges that you paid on the portion of your  Account  Value on which no benefit is payable.  The Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill,  you may request  that a portion of the death  benefit  payable  under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time, lump sum payment.  Our  requirements  include proof  satisfactory to us, in writing,  of terminal illness after the
Rider's Effective Date.

The maximum we will pay,  before any  reduction,  is the lesser of 50% of the Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility for an accelerated  payout of a portion of your Plus40(TM)rider death benefit may be more restrictive than any  medically-related  surrender  provision that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The Plus40(TM)rider has a current  charge and a guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained age,  last birthday of the Owner(s) or Annuitant (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current charge,  at any time,  subject to regulatory  approval where  required.  If there are two Owners,  we calculate  the current  charge that  applies to each Owner  individually  and deduct the combined  amount as the charge for the Rider.  There is no charge  based on a person's  life after  coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and  coverage  will  continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the Plus40(TM)rider may also be subject to a guaranteed  maximum  charge that will apply if the current  charge,  when applied to the Account  Value,  exceeds the  guaranteed  maximum  charge.  The  guaranteed  maximum  charge is based on a charge per
$1,000 of insurance.

We determine the charge for the Rider annually,  in arrears.  We deduct the charge:  (1) upon your death; (2) on each anniversary of the Issue  Date;  (3) on the date that you begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you  choose to  terminate  the  Rider.  If the Rider  terminates  for any of the  preceding reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge will be  prorated.  During the first year after the  Annuity's  Issue Date,  the charge will be prorated  from the Issue Date.  In all  subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a redemption  from your  Annuity's  Account Value or through funds other than those within the Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual charge from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your Annuity's  Account Value,  the withdrawal  will be treated as a taxable  distribution,  and will  generally  be  subject  to  ordinary  income  tax on the  amount of any  investment  gain withdrawn.  If you are under age 59 1/2,  the  distribution  may also be subject to a 10%  penalty on any gain  withdrawn,  in addition to  ordinary  income  taxes.  We first  deduct the amount of the charge  pro-rata  from the  Account  Value in the variable  investment  options.  We only  deduct the  charge  pro-rata  from the Fixed  Allocations  to the extent  there is insufficient Account Value in the variable investment options to pay the charge.

|X|      If you elect to pay the  charge  through  funds  other  than  those from your  Annuity,  we  require  that  payment be made electronically in U.S. currency through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds and  payment  has not been  received  within 31 days from the due date,  we will  deduct the charge as a redemption from your Annuity, as described above.

TERMINATION
You can terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will terminate  automatically  on the date your Account Value is applied to begin receiving annuity  payments,  on the date you  surrender the Annuity or, on the expiry date with respect to such person who reaches the expiry date.  We may also  terminate  the Plus40(TM)rider,  if  necessary,  to comply  with our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in  ownership  and  annuitant  designations  under the Annuity may result in changes in  eligibility  and charges  under the
Plus40(TM)rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead of taking the  Annuity's  Death  Benefit.  However, regardless  of whether a spousal  beneficiary  assumes  ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the
Plus40(TM)rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit proceeds for any other  purpose.  Certain  restrictions  may apply to an Annuity that is used as a qualified  investment.  Spousal  beneficiaries may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account  Value,  as of the date the assumption is effective, will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The  Plus40(TM)rider  was  designed  to  qualify  as a life  insurance  contract  under  the  Code.  As life  insurance,  under  most circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an Individual  Retirement  Annuity (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since  premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent  permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

 APPENDIX F - DESCRIPTION AND CALCULATION OF THE ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT AND THE GUARANTEED MINIMUM
                                                           DEATH BENEFIT

If you purchased  your Annuity  before  November 18, 2002 and were not a resident of the State of New York,  the following  optional death benefits were offered:

Enhanced Beneficiary Protection Optional Death Benefit

The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

"Death  Benefit  Amount"  includes your Account  Value and any amounts  added to your Account Value under the Annuity's  basic Death
------------------------
Benefit when the Death  Benefit is  calculated.  Under the basic Death  Benefit,  amounts are added to your  Account  Value when the
Account Value is less than Purchase Payments minus proportional withdrawals.

"Proportional  withdrawals"  are  determined  by  calculating  the  percentage  of your  Account  Value that each  prior  withdrawal
---------------------------
represented when withdrawn.

The amount calculated in Items 1 & 2 above may be reduced by any Credits or Target Value Credits under certain circumstances.

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The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 50% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
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Please refer to the section  entitled "Tax  Considerations"  for a discussion of special tax  considerations  for purchasers of this benefit.
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NOTE:  You may not elect the Enhanced  Beneficiary  Protection  Optional  Death Benefit if you have elected any other Optional Death
Benefit.

Guaranteed Minimum Death Benefit

If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased.  If the
Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments
             ------------------
     on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each increasing  daily until the Owner's date of  death  at a rate of  5.0%,  subject  to a limit of 200% of the  difference  between  the sum of all  Purchase
              Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.  The amount calculated in Items 1 & 3 above may be reduced by any Credits or Target Value Credits under certain circumstances.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments  less the sum of all Proportional Reductions since the Death Benefit Target Date.

         The amount calculated in Item 1 above may be reduced by any Credits or Target Value Credits under certain circumstances.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can  terminate the Enhanced  Beneficiary  Protection  Optional  Death  Benefit and the  Guaranteed  Minimum Death Benefit at any
time. Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  Both optional Death
Benefits  will  terminate  automatically  on the Annuity  Date.  We may also  terminate  any optional  Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge from your  Account  Value if you elect to purchase  either  optional  Death  Benefit.  The  Enhanced  Beneficiary
Protection  Death  Benefit  costs 0.25% of Account  Value.  The  Guaranteed  Minimum  Death Benefit costs 0.30% of the current Death
Benefit.  The charges for these death  benefits  are  deducted in arrears each Annuity  Year.  No charge  applies  after the Annuity
Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you  surrender  the  Annuity,  elect to begin  receiving  annuity  payments  or  terminate  the  benefit  on a date other than an anniversary  of the Issue  Date,  the charge  will be  prorated.  During the first year  after the Issue  Date,  the charge  will be prorated from the Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account  Value in the variable  investment  options.  We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient  Account Value in the variable  investment options to pay the charge.  If your Annuity's  Account Value is insufficient to pay the charge,  we may deduct your remaining Account Value and terminate  your  Annuity.  We will notify you if your  Account  Value is  insufficient  to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

ADDITIONAL CALCULATIONS
-----------------------

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000 initial  Purchase  Payment is made and that no withdrawals are made prior to the Owner's death.  Each example assumes that  there is one Owner  who is age 50 on the Issue  Date and that all  Account  Value is  maintained  in the  variable  investment options.

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example with market increase
Assume that the Owner's Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals, or Account  Value,  less the amount of any  Credits  applied  within  12-months  prior to the date of death,  which ever is greater.
Therefore,  the basic Death Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death Benefit  ($75,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments  reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death,  the  Account  Value is  $45,000.  The  basic  Death  Benefit  is  calculated  as  Purchase  Payments  minus  proportional withdrawals,  or Account Value,  less the amount of any Credits applied within  12-months prior to the date of death,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection  Optional Death Benefit is
equal to the amount payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would  receive no additional  benefit from  purchasing  the Enhanced  Beneficiary  Protection  Optional
         Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000 initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each  example  assumes  that there is one
Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary Value at the end of any previous period is $72,000.  The
Death Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value generally  increased until the fifth  anniversary but generally has been decreasing  since the fifth  contract  anniversary.  On the date we receive due proof of death,  the Account  Value is  $48,000.  The Highest  Anniversary
Value at the end of any previous  period is $54,000.  The Death Benefit  would be the sum of prior  Purchase  Payments  increased by
5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account Value  increased  significantly  during the first six years  following the Issue Date. On the sixth anniversary  date the Account  Value is  $90,000.  During the seventh  Annuity  Year,  the  Account  Value  increases  to as high as
$100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death Benefit would be the Highest
Anniversary Value at the end of any previous period ($90,000),  which occurred on the sixth anniversary,  although the Account Value was higher  during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

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                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS ASXT-PROS (11/2002).
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                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-766-4530                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

ITEM                                                                                                                   PAGE

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THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
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Date of Prospectus: May 1, 2002                                        Date of Statement of Additional Information:  May 1, 2002
revised effective November 18, 2002                                                    revised effective November 18, 2002
ASXT - SAI (11/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd.
is a major worldwide  insurance company  operating from Stockholm,  Sweden which owns and controls,  directly or through  subsidiary companies,  numerous  insurance and related  companies.  We are organized as a Connecticut  stock life  insurance  company,  and are subject to Connecticut law governing  insurance  companies.  We are licensed to sell insurance  products in each of the fifty states of the United States,  the District of Columbia,  and Puerto Rico.  American  Skandia's  principal business address is One Corporate
Drive, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary  according to the  investment  performance  the  underlying  mutual funds or portfolios  of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each  Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 11, 2002,
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge and the charge for each optional  benefit  offered under Annuity  contracts funded through  Separate Account B. The  consolidation of Separate Account B will have no impact on Annuity
Owners.

During the accumulation  phase, we offer a number of Sub-accounts.  Certain  Sub-accounts may not be available in all jurisdictions.
If and when we obtain  approval of the applicable  authorities  to make such  Sub-accounts  available,  we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by Portfolios of
American Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities  and Exchange Act of 1934  ("Exchange  Act") and is a member of the National  Association  of  Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity  do not result in any  additional  charge to you or to the  Separate  Account.  No  compensation  is  payable  on  Annuities purchased by a member of the designated class of Owners.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2001: $193,056,109;  2000: $355,445,427;  1999:
$296,723,325.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and this  Statement of Additional  Information.  At the beginning of the seven day period,  the  hypothetical  contract had a balance of one Unit. The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge compensates  American  Skandia  for  providing  the  insurance  benefits  under the  Annuity.  In an  extremely  low  interest  rate environment,  money market yields, after deducting the Insurance Charge, may be negative,  even though the Portfolio's yield (before deducting  the  Insurance  Charge) is positive.  Please note that current and  effective  yield  information  will  fluctuate.  This information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                   AST Money Market                         0.25%                              0.25%

Total Return
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is  surrendered  at the end of the  applicable  period,  meaning  that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also  deducted.  "Standard  Total  Return"  figures do not take into  consideration  any Credits.  "Non-standard  Total
Return"  figures  include any performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total
Returns are  calculated  in the same manner as  standardized  returns  except that the figures may not reflect all fees and charges.
In  particular,  they may assume no surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard
Total  Return"  figures may assume  Credits of 1.5%,  4.0% or 5.0%,  respectively,  depending on the  cumulative  amount of Purchase
Payments  being  illustrated.  The amount of credits  illustrated  may be more or less than the Credits  applicable  to your Annuity
(see "What are Credits and How Do I Receive  Them?").  Standard and  Non-standard  Total Returns will not reflect charges that apply to any optional  benefits.  The additional  cost  associated  with any optional  benefits you elected will reduce your  performance.
Non-standard  Total Returns must be  accompanied  by Standard Total Returns.  Any  performance  advertisements  will not reflect the impact of any Target Value Credits.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

Non-standard  Total Returns  reflect the addition of Credits.  The  Non-standard  Total Return  numbers  provided may assume Credits equal to 1.5%,  4.0% or 5.0%,  respectively,  of Purchase  Payments.  The amount of the Credit  applicable is described in detail in the "How Do I Receive  Credits?"  section of the  Prospectus.  The  percentage of the Credit  depends on the age and the  cumulative amount of Purchase  Payments  received.  In  addition,  the amount of the Credits may be deducted  from the amount  payable at death under  limited  circumstances  (see "Death  Benefit").  The impact of Credits on Total  Return is  particularly  pronounced  for the shorter  durations  for which Total Return is measured,  such as one and three years.  You should take this into  considerations  in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31,  2001.  The  "inception-to-date"  figures  shown  below are based on the  inception  date of the  Portfolio.  "N/A"  means  "not applicable"  and indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios prior to inception of a Sub-account  is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                    and a 1.5% Credit)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -32.37    -6.89      2.92      5.94      7.23         -31.23    -6.38      3.25     6.10      7.36
AST Janus Overseas Growth          -33.15    -2.64      N/A       N/A       5.00         -32.02    -2.11      N/A       N/A      5.33
AST American Century               -36.83    -4.17      N/A       N/A       3.84         -35.75    -3.65      N/A       N/A      4.17
  International Growth
AST DeAM International Equity      -41.70    -8.21     -2.78      N/A       0.58         -40.69    -7.71     -2.46      N/A      0.81
AST MFS Global Equity              -19.77     N/A       N/A       N/A       -9.19        -18.44     N/A       N/A       N/A      -8.51
AST PBHG Small-Cap Growth          -16.32     1.26      2.33      N/A       8.80         -14.94     1.80      2.65      N/A      9.00
AST DeAM Small-Cap Growth          -37.96     N/A       N/A       N/A       -8.79        -36.90     N/A       N/A       N/A      -8.28
AST Federated Aggressive Growth    -30.26     N/A       N/A       N/A      -32.67        -29.09     N/A       N/A       N/A     -31.70
AST Goldman Sachs Small-Cap         -0.18    13.12      N/A       N/A       9.25          1.45     13.71      N/A       N/A      9.68
  Value
AST Gabelli Small-Cap Value         -3.07     5.38      N/A       N/A       5.88         -1.49      5.94      N/A       N/A      6.21
AST Janus Mid-Cap Growth           -49.54     N/A       N/A       N/A      -51.16        -48.65     N/A       N/A       N/A     -50.60
AST NB Mid-Cap Growth              -35.37    -3.33      5.01      N/A       9.12         -34.27    -2.80      5.34      N/A      9.35
AST NB Mid-Cap Value               -12.93     5.24      7.34      N/A       8.39         -11.49     5.80      7.68      N/A      8.57
AST Alger All-Cap Growth           -26.37     N/A       N/A       N/A      -31.63        -25.14     N/A       N/A       N/A     -31.02
AST Gabelli All-Cap Value          -12.09     N/A       N/A       N/A       -9.76        -10.64     N/A       N/A       N/A      -8.51
AST T. Rowe Price Natural           -9.25    13.98      5.58      N/A       10.37        -7.76     14.58      5.91      N/A      10.62
  Resources
AST Alliance Growth                -24.45    -4.98      4.81      N/A       6.16         -23.19    -4.46      5.14      N/A      6.45
AST MFS Growth                     -31.32     N/A       N/A       N/A      -14.06        -30.16     N/A       N/A       N/A     -13.41
AST Marsico Capital Growth         -31.34    -3.61      N/A       N/A       6.68         -30.18    -3.08      N/A       N/A      7.09
AST JanCap Growth                  -41.16    -14.96     6.91      N/A       11.73        -40.15    -14.48     7.25      N/A      11.91
AST DeAM Large-Cap Value           -15.40     N/A       N/A       N/A      -14.55        -14.00     N/A       N/A       N/A     -13.36
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A      -12.24         N/A       N/A       N/A       N/A     -10.80
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -8.08         N/A       N/A       N/A       N/A      -6.58
AST Cohen & Steers Realty           -7.13     5.84      N/A       N/A       -0.84        -5.61      6.40      N/A       N/A      -0.44
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years     to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Sanford Bernstein Managed      -19.81    -4.64      N/A       N/A       2.77         -18.48    -4.12      N/A       N/A      3.19
  Index 500
AST American Century Income &      -18.26    -4.29      N/A       N/A       3.86         -16.91    -3.77      N/A       N/A      4.18
  Growth
AST Alliance Growth and Income     -10.42     2.67      8.52      N/A       11.26        -8.95      3.22      8.86      N/A      11.43
AST MFS Growth with Income         -25.18     N/A       N/A       N/A      -10.77        -23.93     N/A       N/A       N/A     -10.10

AST INVESCO Capital Income         -18.41    -2.07      5.64      N/A       8.80         -17.06    -1.54      5.97      N/A      9.00

AST DeAM Global Allocation         -21.51    -3.75      3.56      N/A       6.55         -20.20    -3.23      3.89      N/A      6.73
AST American Century Strategic     -13.69    -2.63      N/A       N/A       4.93         -12.27    -2.11      N/A       N/A      5.27
  Balanced
AST T. Rowe Price Asset            -14.67    -2.91      5.17      N/A       7.59         -13.26    -2.38      5.50      N/A      7.79
   Allocation
AST T. Rowe Price Global Bond       -7.32    -6.71     -2.30      N/A       0.55         -5.80     -6.20     -1.98      N/A      0.75
AST Federated High Yield            -9.80    -7.25     -1.55      N/A       2.78         -8.32     -6.73     -1.24      N/A      2.97
AST Lord Abbett Bond-Debenture      -6.95     N/A       N/A       N/A       -4.83        -5.43      N/A       N/A       N/A      -3.52
AST PIMCO Total Return Bond         -1.20     2.12      4.87      N/A       5.43          0.41      2.67      5.20      N/A      5.63
AST PIMCO Limited Maturity          -2.08     2.39      3.77      N/A       4.28         -0.49      2.94      4.10      N/A      4.52
  Bond

MV Emerging Markets                -16.80    -1.22     -11.02     N/A       -8.79        -15.43    -0.68     -10.72     N/A      -8.53

WFVT Equity Value                  -16.24    -5.66      N/A       N/A       -6.02        -14.86    -5.15      N/A       N/A      -5.60
WFVT Equity Income                 -15.28     N/A       N/A       N/A       -6.83        -13.88     N/A       N/A       N/A      -6.16

Rydex Nova                         -33.18     N/A       N/A       N/A      -19.83        -32.06     N/A       N/A       N/A     -19.31
Rydex Ursa                          4.84      N/A       N/A       N/A       4.28          6.54      N/A       N/A       N/A      4.91
Rydex OTC                          -44.61     N/A       N/A       N/A      -18.55        -43.66     N/A       N/A       N/A     -18.02

INVESCO VIF Dynamics               -40.63     N/A       N/A       N/A       -8.99        -39.62     N/A       N/A       N/A      -8.31
INVESCO VIF Technology             -55.11     N/A       N/A       N/A      -21.85        -54.31     N/A       N/A       N/A     -21.25
INVESCO VIF Health Sciences        -22.35     N/A       N/A       N/A       7.45         -21.06     N/A       N/A       N/A      8.24
INVESCO VIF Financial Services     -19.68     N/A       N/A       N/A       7.02         -18.35     N/A       N/A       N/A      7.80
INVESCO VIF                        -63.17     N/A       N/A       N/A      -32.87        -62.49     N/A       N/A       N/A     -32.32
  Telecommunications

Evergreen VA Global Leaders        -23.18     N/A       N/A       N/A       -8.89        -21.90     N/A       N/A       N/A      -8.21
Evergreen VA Special Equity        -17.93     N/A       N/A       N/A       -4.11        -16.57     N/A       N/A       N/A      -3.40
Evergreen VA Omega                 -24.52     N/A       N/A       N/A      -24.83        -23.26     N/A       N/A       N/A     -24.14

ProFund VP Europe 30               -33.71     N/A       N/A       N/A      -14.85        -32.59     N/A       N/A       N/A     -14.20
ProFund VP OTC                       N/A      N/A       N/A       N/A      -89.29         N/A       N/A       N/A       N/A     -89.00
ProFund VP UltraSmall-Cap          -17.44     N/A       N/A       N/A      -12.20        -16.08     N/A       N/A       N/A     -11.54
ProFund VP UltraOTC                -77.68     N/A       N/A       N/A      -63.93        -77.21     N/A       N/A       N/A     -63.49
ProFund VP Bear                      N/A      N/A       N/A       N/A      -70.06         N/A       N/A       N/A       N/A     -69.48
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -83.61         N/A       N/A       N/A       N/A     -83.24
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -80.62         N/A       N/A       N/A       N/A     -80.20
ProFund VP Energy                    N/A      N/A       N/A       N/A      -77.89         N/A       N/A       N/A       N/A     -77.43
ProFund VP Financial                 N/A      N/A       N/A       N/A      -77.79         N/A       N/A       N/A       N/A     -77.33
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -77.34         N/A       N/A       N/A       N/A     -76.87
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -72.64         N/A       N/A       N/A       N/A     -72.10
ProFund VP Technology                N/A      N/A       N/A       N/A      -88.81         N/A       N/A       N/A       N/A     -88.51
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -84.86         N/A       N/A       N/A       N/A     -84.50
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -81.44         N/A       N/A       N/A       N/A     -81.03

First Trust(R)10 Uncommon Values    -45.07     N/A       N/A       N/A      -47.07        -44.12     N/A       N/A       N/A     -46.42

SP Jennison International Growth     N/A      N/A       N/A       N/A      -34.62         N/A       N/A       N/A       N/A     -33.51
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 4.0% Credit)                                    and a 5.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -29.32    -5.54      3.78      6.36      7.57         -28.56    -5.21      3.99     6.46      7.65
AST Janus Overseas Growth          -30.14    -1.24      N/A       N/A       5.87         -29.38    -0.90      N/A       N/A      6.09
AST American Century               -33.96    -2.79      N/A       N/A       4.71         -33.24    -2.45      N/A       N/A      4.92
  International Growth
AST DeAM International Equity      -39.02    -6.87     -1.95      N/A       1.19         -38.36    -6.55     -1.74      N/A      1.34
AST MFS Global Equity              -16.22     N/A       N/A       N/A       -7.39        -15.33     N/A       N/A       N/A      -6.95
AST PBHG Small-Cap Growth          -12.63     2.70      3.19      N/A       9.34         -11.71     3.05      3.40      N/A      9.47
AST DeAM Small-Cap Growth          -35.14     N/A       N/A       N/A       -7.45        -34.43     N/A       N/A       N/A      -7.12
AST Federated Aggressive Growth    -27.13     N/A       N/A       N/A      -30.10        -26.35     N/A       N/A       N/A     -29.46
AST Goldman Sachs Small-Cap         4.15     14.69      N/A       N/A       10.39         5.24     15.08      N/A       N/A      10.67
  Value
AST Gabelli Small-Cap Value         1.15      6.86      N/A       N/A       6.76          2.20      7.23      N/A       N/A      6.98
AST Janus Mid-Cap Growth           -47.18     N/A       N/A       N/A      -49.68        -46.59     N/A       N/A       N/A     -49.31
AST NB Mid-Cap Growth              -32.44    -1.94      5.88      N/A       9.72         -31.71    -1.59      6.10      N/A      9.87
AST NB Mid-Cap Value                -9.10     6.73      8.23      N/A       8.88         -8.15      7.09      8.45      N/A      9.00
AST Alger All-Cap Growth           -23.09     N/A       N/A       N/A      -30.03        -22.27     N/A       N/A       N/A     -29.63
AST Gabelli All-Cap Value           -8.23     N/A       N/A       N/A       -6.44        -7.27      N/A       N/A       N/A      -5.62
AST T. Rowe Price Natural           -5.28    15.57      6.45      N/A       11.03        -4.29     15.96      6.67      N/A      11.19
  Resources
AST Alliance Growth                -21.09    -3.60      5.68      N/A       6.92         -20.25    -3.27      5.89      N/A      7.11
AST MFS Growth                     -28.23     N/A       N/A       N/A      -12.34        -27.46     N/A       N/A       N/A     -11.91
AST Marsico Capital Growth         -28.25    -2.22      N/A       N/A       7.78         -27.48    -1.88      N/A       N/A      8.05
AST JanCap Growth                  -38.47    -13.69     7.80      N/A       12.21        -37.79    -13.38     8.02      N/A      12.33
AST DeAM Large-Cap Value           -11.67     N/A       N/A       N/A      -11.39        -10.74     N/A       N/A       N/A     -10.61
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -8.39         N/A       N/A       N/A       N/A      -7.43
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -4.06         N/A       N/A       N/A       N/A      -3.06
AST Cohen & Steers Realty           -3.08     7.33      N/A       N/A       0.22         -2.06      7.69      N/A       N/A      0.49
AST Sanford Bernstein Managed      -16.27    -3.26      N/A       N/A       3.86         -15.38    -2.92      N/A       N/A      4.13
  Index 500
AST American Century Income &      -14.65    -2.91      N/A       N/A       4.72         -13.75    -2.57      N/A       N/A      4.94
  Growth
AST Alliance Growth and Income      -6.49     4.12      9.42      N/A       11.72        -5.51      4.48      9.64      N/A      11.83
AST MFS Growth with Income         -21.85     N/A       N/A       N/A       -8.99        -21.02     N/A       N/A       N/A      -8.56
AST INVESCO Capital Income         -14.81    -0.67      6.52      N/A       9.34         -13.90    -0.32      6.73      N/A      9.47
AST DeAM Global Allocation         -18.03    -2.37      4.43      N/A       7.03         -17.16    -2.03      4.64      N/A      7.15
AST American Century Strategic      -9.90    -1.24      N/A       N/A       5.81         -8.95     -0.89      N/A       N/A      6.02
  Balanced
AST T. Rowe Price Asset            -10.91    -1.51      6.05      N/A       8.12         -9.98     -1.17      6.26      N/A      8.25
   Allocation
AST T. Rowe Price Global Bond       -3.27    -5.36     -1.47      N/A       1.08         -2.26     -5.03     -1.26      N/A      1.21
AST Federated High Yield            -5.86    -5.90     -0.72      N/A       3.29         -4.87     -5.57     -0.51      N/A      3.41
AST Lord Abbett Bond-Debenture      -2.89     N/A       N/A       N/A       -1.35        -1.87      N/A       N/A       N/A      -0.48
AST PIMCO Total Return Bond         3.09      3.57      5.75      N/A       5.95          4.16      3.93      5.96      N/A      6.08
AST PIMCO Limited Maturity          2.17      3.85      4.64      N/A       4.91          3.24      4.20      4.85      N/A      5.06
  Bond

MV Emerging Markets                -13.14     0.20     -10.23     N/A       -8.10        -12.22     0.54     -10.03     N/A      -7.93

WFVT Equity Value                  -12.55    -4.30      N/A       N/A       -4.91        -11.63    -3.96      N/A       N/A      -4.63
WFVT Equity Income                 -11.55     N/A       N/A       N/A       -5.05        -10.62     N/A       N/A       N/A      -4.62

Rydex Nova                         -30.17     N/A       N/A       N/A      -18.46        -29.42     N/A       N/A       N/A     -18.12
Rydex Ursa                          9.37      N/A       N/A       N/A       5.94         10.50      N/A       N/A       N/A      6.35
Rydex OTC                          -42.06     N/A       N/A       N/A      -17.16        -41.42     N/A       N/A       N/A     -16.82
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

INVESCO VIF Dynamics               -37.92     N/A       N/A       N/A       -7.19        -37.24     N/A       N/A       N/A      -6.75
INVESCO VIF Technology             -52.97     N/A       N/A       N/A      -20.25        -52.44     N/A       N/A       N/A     -19.85
INVESCO VIF Health Sciences        -18.90     N/A       N/A       N/A       9.52         -18.04     N/A       N/A       N/A      10.03
INVESCO VIF Financial Services     -16.13     N/A       N/A       N/A       9.08         -15.24     N/A       N/A       N/A      9.59
INVESCO VIF                        -61.36     N/A       N/A       N/A      -31.42        -60.91     N/A       N/A       N/A     -31.07
  Telecommunications

Evergreen VA Global Leaders        -19.76     N/A       N/A       N/A       -7.08        -18.91     N/A       N/A       N/A      -6.64
Evergreen VA Special Equity        -14.31     N/A       N/A       N/A       -2.23        -13.41     N/A       N/A       N/A      -1.76
Evergreen VA Omega                 -21.16     N/A       N/A       N/A      -23.01        -20.32     N/A       N/A       N/A     -22.56

ProFund VP Europe 30               -30.72     N/A       N/A       N/A      -13.14        -29.97     N/A       N/A       N/A     -12.72
ProFund VP OTC                       N/A      N/A       N/A       N/A      -88.52         N/A       N/A       N/A       N/A     -88.33
ProFund VP UltraSmall-Cap          -13.80     N/A       N/A       N/A      -10.44        -12.89     N/A       N/A       N/A     -10.01
ProFund VP UltraOTC                -76.44     N/A       N/A       N/A      -62.77        -76.13     N/A       N/A       N/A     -62.49
ProFund VP Bear                      N/A      N/A       N/A       N/A      -68.52         N/A       N/A       N/A       N/A     -68.14
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -82.61         N/A       N/A       N/A       N/A     -82.37
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -79.50         N/A       N/A       N/A       N/A     -79.22
ProFund VP Energy                    N/A      N/A       N/A       N/A      -76.66         N/A       N/A       N/A       N/A     -76.36
ProFund VP Financial                 N/A      N/A       N/A       N/A      -76.56         N/A       N/A       N/A       N/A     -76.25
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -76.09         N/A       N/A       N/A       N/A     -75.78
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -71.20         N/A       N/A       N/A       N/A     -70.84
ProFund VP Technology                N/A      N/A       N/A       N/A      -88.02         N/A       N/A       N/A       N/A     -87.82
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -83.91         N/A       N/A       N/A       N/A     -83.68
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -80.36         N/A       N/A       N/A       N/A     -80.09

First Trust(R)10 Uncommon Values    -42.53     N/A       N/A       N/A      -45.36        -41.90     N/A       N/A       N/A     -44.93

SP Jennison International Growth     N/A      N/A       N/A       N/A      -31.66         N/A       N/A       N/A       N/A     -30.92
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 1.5% Credit)                                    and a 4.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -22.73    -3.25      4.53      6.10      7.36         -20.82    -2.46      5.04     6.36      7.57
AST Janus Overseas Growth          -23.52     0.76      N/A       N/A       6.52         -21.64     1.58      N/A       N/A      7.04
AST American Century               -27.25    -0.69      N/A       N/A       5.41         -25.46     0.12      N/A       N/A      5.93
  International Growth
AST DeAM International Equity      -32.19    -4.49     -0.86      N/A       1.30         -30.52    -3.72     -0.38      N/A      1.68
AST MFS Global Equity               -9.94     N/A       N/A       N/A       -4.34        -7.72      N/A       N/A       N/A      -3.27
AST PBHG Small-Cap Growth           -6.44     4.46      3.97      N/A       9.10         -4.13      5.31      4.48      N/A      9.44
AST DeAM Small-Cap Growth          -28.40     N/A       N/A       N/A       -5.02        -26.64     N/A       N/A       N/A      -4.25
AST Federated Aggressive Growth    -20.59     N/A       N/A       N/A      -24.09        -18.63     N/A       N/A       N/A     -22.52
AST Goldman Sachs Small-Cap         9.95     15.86      N/A       N/A       11.26        12.65     16.81      N/A       N/A      11.94
  Value
AST Gabelli Small-Cap Value         7.01      8.41      N/A       N/A       7.37          9.65      9.29      N/A       N/A      7.89
AST Janus Mid-Cap Growth           -40.15     N/A       N/A       N/A      -42.84        -38.68     N/A       N/A       N/A     -42.00
AST NB Mid-Cap Growth              -25.77     0.11      6.53      N/A       9.46         -23.94     0.93      7.05      N/A      9.84
AST NB Mid-Cap Value                -2.99     8.28      8.77      N/A       8.57         -0.60      9.16      9.30      N/A      8.88
AST Alger All-Cap Growth           -16.64     N/A       N/A       N/A      -25.11        -14.59     N/A       N/A       N/A     -24.19
AST Gabelli All-Cap Value           -2.14     N/A       N/A       N/A       -1.29         0.27      N/A       N/A       N/A      0.75
AST T. Rowe Price Natural           0.74     16.70      7.07      N/A       10.91         3.22     17.65      7.60      N/A      11.32
  Resources
AST Alliance Growth                -14.69    -1.45      6.34      N/A       7.16         -12.59    -0.65      6.86      N/A      7.62
AST MFS Growth                     -21.66     N/A       N/A       N/A       -8.96        -19.73     N/A       N/A       N/A      -7.95
AST Marsico Capital Growth         -21.68    -0.16      N/A       N/A       8.58         -19.75     0.66      N/A       N/A      9.24
AST JanCap Growth                  -31.65    -10.77     8.36      N/A       11.91        -29.97    -10.04     8.89      N/A      12.21
AST DeAM Large-Cap Value            -5.50     N/A       N/A       N/A       -6.07        -3.17      N/A       N/A       N/A      -4.13
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -2.30         N/A       N/A       N/A       N/A      0.11
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       1.92          N/A       N/A       N/A       N/A      4.44
AST Cohen & Steers Realty           2.89      8.85      N/A       N/A       1.65          5.42      9.73      N/A       N/A      2.27
AST Sanford Bernstein Managed       -9.98    -1.13      N/A       N/A       5.07         -7.77     -0.32      N/A       N/A      5.71
  Index 500
AST American Century Income &       -8.41    -0.80      N/A       N/A       5.43         -6.15      0.01      N/A       N/A      5.94
  Growth
AST Alliance Growth and Income      -0.45     5.81      9.91      N/A       11.43         2.01      6.67     10.45      N/A      11.72
AST MFS Growth with Income         -15.43     N/A       N/A       N/A       -5.83        -13.35     N/A       N/A       N/A      -4.79
AST INVESCO Capital Income          -8.56     1.30      7.14      N/A       9.11         -6.31      2.13      7.66      N/A      9.44
AST DeAM Global Allocation         -11.70    -0.29      5.15      N/A       6.73         -9.53      0.52      5.66      N/A      7.03
AST American Century Strategic      -3.77     0.77      N/A       N/A       6.46         -1.40      1.59      N/A       N/A      6.98
  Balanced
AST T. Rowe Price Asset             -4.76     0.51      6.69      N/A       7.90         -2.41      1.33      7.21      N/A      8.23
   Allocation
AST T. Rowe Price Global Bond       2.70     -3.09     -0.41      N/A       0.94          5.23     -2.30      0.08      N/A      1.26
AST Federated High Yield            0.18     -3.58      0.29      N/A       3.12          2.64     -2.80      0.78      N/A      3.44
AST Lord Abbett Bond-Debenture      3.07      N/A       N/A       N/A       3.63          5.61      N/A       N/A       N/A      5.78
AST PIMCO Total Return Bond         8.91      5.29      6.40      N/A       5.75         11.59      6.15      6.92      N/A      6.08
AST PIMCO Limited Maturity          8.01      5.55      5.35      N/A       4.92         10.67      6.41      5.86      N/A      5.31
  Bond

MV Emerging Markets                 -6.93     2.11     -8.47      N/A       -7.11        -4.64      2.94     -8.03      N/A      -6.71

WFVT Equity Value                   -6.36    -2.10      N/A       N/A       -3.00        -4.05     -1.30      N/A       N/A      -2.35
WFVT Equity Income                  -5.38     N/A       N/A       N/A       -2.22        -3.05      N/A       N/A       N/A      -1.17

Rydex Nova                         -23.56     N/A       N/A       N/A      -14.95        -21.67     N/A       N/A       N/A     -14.17
Rydex Ursa                          15.04     N/A       N/A       N/A       7.79         17.87      N/A       N/A       N/A      8.78
Rydex OTC                          -35.16     N/A       N/A       N/A      -13.77        -33.56     N/A       N/A       N/A     -12.98
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

INVESCO VIF Dynamics               -31.12     N/A       N/A       N/A       -4.15        -29.42     N/A       N/A       N/A      -3.08
INVESCO VIF Technology             -45.81     N/A       N/A       N/A      -16.29        -44.47     N/A       N/A       N/A     -15.36
INVESCO VIF Health Sciences        -12.56     N/A       N/A       N/A       11.68        -10.40     N/A       N/A       N/A      12.92
INVESCO VIF Financial Services      -9.85     N/A       N/A       N/A       11.26        -7.63      N/A       N/A       N/A      12.49
INVESCO VIF                        -53.99     N/A       N/A       N/A      -26.46        -52.86     N/A       N/A       N/A     -25.64
  Telecommunications

Evergreen VA Global Leaders        -13.40     N/A       N/A       N/A       -4.05        -11.26     N/A       N/A       N/A      -2.98
Evergreen VA Special Equity         -8.07     N/A       N/A       N/A       0.53         -5.81      N/A       N/A       N/A      1.64
Evergreen VA Omega                 -14.76     N/A       N/A       N/A      -18.55        -12.66     N/A       N/A       N/A     -17.49
                                              N/A       N/A       N/A                               N/A       N/A       N/A
ProFund VP Europe 30               -24.09     N/A       N/A       N/A       -9.71        -22.22     N/A       N/A       N/A      -8.70
ProFund VP OTC                       N/A      N/A       N/A       N/A      -80.50         N/A       N/A       N/A       N/A     -80.02
ProFund VP UltraSmall-Cap           -7.58     N/A       N/A       N/A       -7.19        -5.30      N/A       N/A       N/A      -6.16
ProFund VP UltraOTC                -68.71     N/A       N/A       N/A      -52.53        -67.94     N/A       N/A       N/A     -52.01
ProFund VP Bear                      N/A      N/A       N/A       N/A      -60.98         N/A       N/A       N/A       N/A     -60.02
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -74.74         N/A       N/A       N/A       N/A     -74.11
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -71.70         N/A       N/A       N/A       N/A     -71.00
ProFund VP Energy                    N/A      N/A       N/A       N/A      -68.93         N/A       N/A       N/A       N/A     -68.16
ProFund VP Financial                 N/A      N/A       N/A       N/A      -68.83         N/A       N/A       N/A       N/A     -68.06
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -68.37         N/A       N/A       N/A       N/A     -67.59
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -63.60         N/A       N/A       N/A       N/A     -62.70
ProFund VP Technology                N/A      N/A       N/A       N/A      -80.01         N/A       N/A       N/A       N/A     -79.52
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -76.00         N/A       N/A       N/A       N/A     -75.41
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -72.53         N/A       N/A       N/A       N/A     -71.86

First Trust(R)10 Uncommon Values    -35.62     N/A       N/A       N/A      -38.93        -34.03     N/A       N/A       N/A     -37.93

SP Jennison International Growth     N/A      N/A       N/A       N/A      -25.01         N/A       N/A       N/A       N/A     -23.16
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                ---------------------------------------------------
                                            Non-Standard Total Return
                                ---------------------------------------------------
                                ---------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)
                                ---------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST Strong International Equity    -20.06    -2.15      5.25      6.46      7.65
AST Janus Overseas Growth          -20.88     1.91      N/A       N/A       7.25
AST American Century               -24.74     0.44      N/A       N/A       6.13
  International Growth
AST DeAM International Equity      -29.86    -3.41     -0.19      N/A       1.82
AST MFS Global Equity               -6.83               N/A       N/A       -2.85
AST PBHG Small-Cap Growth           -3.21     5.65      4.68      N/A       9.57
AST DeAM Small-Cap Growth          -25.93     N/A       N/A       N/A       -3.94
AST Federated Aggressive Growth    -17.85     N/A       N/A       N/A      -21.90
AST Goldman Sachs Small-Cap         13.74    17.18      N/A       N/A       12.21
  Value
AST Gabelli Small-Cap Value         10.70     9.64      N/A       N/A       8.10
AST Janus Mid-Cap Growth           -38.09     N/A       N/A       N/A      -41.67
AST NB Mid-Cap Growth              -23.21     1.25      7.26      N/A       9.98
AST NB Mid-Cap Value                0.35      9.51      9.51      N/A       9.00
AST Alger All-Cap Growth           -13.77     N/A       N/A       N/A      -23.82
AST Gabelli All-Cap Value           1.23      N/A       N/A       N/A       1.56
AST T. Rowe Price Natural           4.21     18.03      7.80      N/A       11.48
  Resources
AST Alliance Growth                -11.75    -0.33      7.06      N/A       7.80
AST MFS Growth                     -18.96     N/A       N/A       N/A       -7.55
AST Marsico Capital Growth         -18.98     0.98      N/A       N/A       9.50
AST JanCap Growth                  -29.29    -9.76      9.10      N/A       12.33
AST DeAM Large-Cap Value            -2.24     N/A       N/A       N/A       -3.35
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       1.07
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       5.44
AST Cohen & Steers Realty           6.44     10.08      N/A       N/A       2.52
AST Sanford Bernstein Managed       -6.88     0.00      N/A       N/A       5.97
  Index 500
AST American Century Income &       -5.25     0.33      N/A       N/A       6.15
  Growth
AST Alliance Growth and Income      2.99      7.01     10.66      N/A       11.83
AST MFS Growth with Income         -12.52     N/A       N/A       N/A       -4.38
AST INVESCO Capital Income          -5.40     2.45      7.87      N/A       9.57
AST DeAM Global Allocation          -8.66     0.84      5.86      N/A       7.15
AST American Century Strategic      -0.45     1.91      N/A       N/A       7.19
  Balanced
AST T. Rowe Price Asset             -1.48     1.65      7.41      N/A       8.36
   Allocation
AST T. Rowe Price Global Bond       6.24     -1.98      0.27      N/A       1.39
AST Federated High Yield            3.63     -2.49      0.98      N/A       3.56
AST Lord Abbett Bond-Debenture      6.63      N/A       N/A       N/A       6.63
AST PIMCO Total Return Bond         12.66     6.49      7.12      N/A       6.20
AST PIMCO Limited Maturity          11.74     6.75      6.07      N/A       5.46
  Bond

MV Emerging Markets                 -3.72     3.27     -7.85      N/A       -6.56

WFVT Equity Value                   -3.13    -0.99      N/A       N/A       -2.10
WFVT Equity Income                  -2.12     N/A       N/A       N/A       -0.76

Rydex Nova                         -20.92     N/A       N/A       N/A      -13.86
Rydex Ursa                          19.00     N/A       N/A       N/A       9.17
Rydex OTC                          -32.92     N/A       N/A       N/A      -12.66
---------------------------------- -------- --------- --------- --------- ----------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------

INVESCO VIF Dynamics               -28.74     N/A       N/A       N/A       -2.66
INVESCO VIF Technology             -43.94     N/A       N/A       N/A      -15.00
INVESCO VIF Health Sciences         -9.54     N/A       N/A       N/A       13.41
INVESCO VIF Financial Services      -6.74     N/A       N/A       N/A       12.98
INVESCO VIF                        -52.41     N/A       N/A       N/A      -25.32
  Telecommunications

Evergreen VA Global Leaders        -10.41     N/A       N/A       N/A       -2.56
Evergreen VA Special Equity         -4.91     N/A       N/A       N/A       2.08
Evergreen VA Omega                 -11.82     N/A       N/A       N/A      -17.07

ProFund VP Europe 30               -21.47     N/A       N/A       N/A       -8.31
ProFund VP OTC                       N/A      N/A       N/A       N/A      -79.83
ProFund VP UltraSmall-Cap           -4.39     N/A       N/A       N/A       -5.76
ProFund VP UltraOTC                -67.63     N/A       N/A       N/A      -51.80
ProFund VP Bear                      N/A      N/A       N/A       N/A      -59.64
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -73.87
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -70.72
ProFund VP Energy                    N/A      N/A       N/A       N/A      -67.86
ProFund VP Financial                 N/A      N/A       N/A       N/A      -67.75
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -67.28
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -62.34
ProFund VP Technology                N/A      N/A       N/A       N/A      -79.32
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -75.18
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -71.59

First Trust(R)10 Uncommon Values    -33.40     N/A       N/A       N/A      -37.53

SP Jennison International Growth     N/A      N/A       N/A       N/A      -22.42
---------------------------------- -------- --------- --------- --------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus
2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus
2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charges deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

The formula is:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next  higher  integer when  occurring  on  other  than  an  anniversary  of the  beginning  of the  Fixed  Allocation's
                  Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months  (rounded to the next higher  integer  when  occurring  on other than a monthly  anniversary  of the  beginning of the  Guarantee  Period)  remaining  in such  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia  Trust  ("Trust")  has  obtained  an  exemption  from the SEC that  permits  its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act of 1934 or the  Investment  Company Act; (h) make  changes that are  necessary to maintain the tax status of your Annuity  under the
Code;  (i) make  changes  required  by any  change in other  Federal or state  laws  relating  to  retirement  annuities  or annuity contracts; and (j) discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the 1983a  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment option 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance  Date is the date we receive,  at our office,  due proof  satisfactory to us of the  Annuitant's  death and all other  requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint  Annuitants,  the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and for each of the three years in the period  ended  December  31,  2001,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B at  December  31,  2001 and for the years  ended  December  31,  2001 and 2000,  appearing  in this
Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon  appearing  elsewhere  herein,  and are  included in reliance  upon such  reports  given upon the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel for American  Skandia Life Assurance  Corporation has passed with respect to Federal laws and regulations  applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B

The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation  Variable Account B Sub-accounts as of December  31, 2001 and for the years ended  December  31,  2001 and 2000.  There are other  Sub-accounts  included in Variable
Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-766-4530.  You may also forward such a request  electronically  to our Customer Service Department at customerservice@skandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                                         Variable Account B

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have audited the accompanying  statement of assets,  liabilities and contractowners' equity of the seventy-eight sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B - Class 1, referred to in Note 1, as of December 31, 2001,  and the related  statement of  operations  for the year then ended and the  statements of changes in net assets  for each of the two years in the period  then  ended.  These  financial  statements  are the responsibility  of the  Company's  management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the  seventy-eight  sub-accounts  of American  Skandia Life Assurance  Corporation  Variable
Account B - Class 1,  referred to in Note 1, at December  31,  2001,  and the results of their  operations  for the year  then  ended,  and  changes  in their  net  assets  for  each of the two  years in the  period  then  ended in conformity with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B --- CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------

                                        ASSETS                                                                                           LIABILITIES

Investment in mutual funds, at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM Balanced Portfolio - 40,417,490 shares ( cost $543,033,020)                     $ 463,184,439      Payable to American Skandia Trust                                                $ 37,450,589
            Alger All-Cap Growth Portfolio - 1,004,532,140 shares ( cost $769,789,249)            695,157,974      Payable to Davis Funds                                                                    703
            Alliance Bernstein Growth & Value Portfolio - 3,320,346 shares ( cost $30,500,424)     32,273,758      Payable to ProFunds                                                                   839,481
                                                                                                                                                                                                 ----------------
            Alliance Growth - 44,049,034 shares ( cost $509,608,521)                              430,799,551                                Total Liabilities                                        38,290,773
            Alliance Growth & Income - 95,114,169 shares ( cost $1,935,554,588)                 1,778,634,952
            American Century Income and Growth - 29,737,846 shares ( cost $413,067,980)           352,096,097
            American Century International Growth I - 39,571,671 shares ( cost $454,228,475)      481,587,232
            American Century Strategic Balanced - 15,369,022 shares ( cost $210,996,592)          193,957,064
            Cohen & Steers Real Estate Portfolio - 12,786,936 shares ( cost $129,136,569)         129,275,923
            DeAm Small-Cap Growth - 73,017,689 shares ( cost $492,491,389)                        513,314,354
            Federated Aggressive Growth - 6,394,454 shares ( cost $44,577,693)                     46,167,956
            Federated High Yield Bond - 55,887,442 shares ( cost $531,126,582)                    494,603,861
            Founders Passport - 14,534,848 shares ( cost $170,741,039)                            146,801,965
            Gabelli All-Cap Value - 14,701,385 shares ( cost $147,920,836)                        144,955,652
            Gabelli Small-Cap Value - 38,228,131 shares ( cost $491,533,791)                      499,641,677                             NET ASSETS
            Goldman Sachs Small-Cap Value - 25,488,010 shares ( cost $373,123,258)                396,338,558                                                                             Unit
            Invesco Equity Income - 61,837,333 shares ( cost $1,046,997,502)                      964,044,028      Contractowners' Equity                                      Units     Value
                                                                                                                   ----------------------                                      -----     -----
            JanCap Growth - 97,248,963 shares ( cost $3,986,573,953)                            2,331,057,650                  AST - AIM Balanced                            26,641,422    17.39   $ 463,184,439
            Janus Mid-Cap Growth - 16,659,236 shares ( cost $73,940,792)                           66,137,168                  AST - Alger All-Cap Growth                   125,442,916     5.54     695,157,974
            Janus Overseas Growth - 52,771,459 shares ( cost $822,754,497)                        548,295,456                  AST - Alliance Bernstein Growth & Value        3,351,836     9.63      32,273,758
            Janus Strategic Value - 4,501,844 shares ( cost $43,042,236)                           41,867,147                  AST - Alliance Growth                         29,478,257    14.61     430,799,551
            Kinetics Internet - 382,870 shares ( cost $3,053,562)                                   3,208,454                  AST - Alliance Growth & Income                63,123,316    28.18   1,778,634,952
            Lord Abbett Bond Debenture - 5,419,709 shares ( cost $55,662,308)                      56,635,959                  AST - American Century Income & Growth        27,386,278    12.86     352,096,097
            Marsico Capital Growth - 85,056,604 shares ( cost $1,534,153,502)                   1,180,585,665                  AST - American Century International Growth I 37,487,425    12.85     481,587,232
            MFS Global Equity - 5,638,585 shares ( cost $50,408,609)                               51,931,371                  AST - American Century Strategic Balanced     14,369,895    13.50     193,957,064
            MFS Growth - 114,134,466 shares ( cost $1,113,121,104)                                943,892,034                  AST - Cohen & Steers Real Estate              12,268,426    10.54     129,275,923
            MFS Growth with Income - 11,559,047 shares ( cost $111,182,845)                       102,759,926                  AST - DeAm Small-Cap Growth                   60,703,791     8.46     513,314,354
            Money Market - 2,445,129,183 shares ( cost $2,445,129,183)                          2,445,129,183                  AST - Federated Aggressive Growth              6,499,066     7.10      46,167,956
            Neuberger & Berman Mid-Cap Growth - 35,708,079 shares ( cost $514,044,728)            487,415,278                  AST - Federated High Yield Bond               39,130,467    12.64     494,603,861
            Neuberger & Berman Mid-Cap Value - 61,885,398 shares ( cost $928,326,229)             953,653,982                  AST - Founders Passport                       13,627,264    10.77     146,801,965
            PBHG Small-Cap Growth - 28,807,891 shares ( cost $747,251,184)                        457,181,229                  AST - Gabelli All-Cap Value                   14,934,570     9.71     144,955,652
            PIMCO Limited Maturity Bond - 51,091,500 shares ( cost $563,698,254)                  577,333,950                  AST - Gabelli Small-Cap Value                 35,483,530    14.08     499,641,677
            PIMCO Total Return Bond - 128,323,724 shares ( cost $1,446,571,227)                 1,530,902,033                  AST - Goldman Sachs Small-Cap Value           26,220,860    15.12  396,338,558.00
            Sanford Bernstein Core Value - 4,168,332 shares ( cost $40,971,136)                    42,266,883                  AST - Invesco Equity Income                   48,595,962    19.84  964,044,028.00
            Sanford Bernstein Managed Index 500 - 51,834,567 shares ( cost $641,152,896)          577,437,079                  AST - JanCap Growth                           84,116,221    27.71   2,331,057,650
            Scudder Japan - 590,493 shares ( cost $3,104,137)                                       3,035,133                  AST - Janus Mid-Cap Growth                    17,045,776     3.88      66,137,168
            Strong International Equity .- 28,018,887 shares ( cost $449,736,285)                 422,244,622                  AST - Janus Overseas Growth                   40,507,419    13.54     548,295,456
            T. Rowe Price Asset Allocation - 21,199,122 shares ( cost $358,906,678)               319,046,785                  AST - Janus Strategic Value                    4,575,558     9.15      41,867,147
            T. Rowe Price Global Bond - 10,637,640 shares ( cost $101,034,008)                    102,653,229                  AST - Kinetics Internet                          389,350     8.24       3,208,454
            T. Rowe Price Natural Resources - 8,560,110 shares ( cost $131,138,624)               129,428,870                  AST - Lord Abbett Bond Debenture               5,506,982    10.28      56,635,959
      Davis Funds:                                                                                                             AST - Marsico Capital Growth                  85,895,802    13.74   1,180,585,665
            Davis Value Fund - 547,332 shares ( cost $5,648,142)                                    5,402,164                  AST - MFS Global Equity                        5,806,567     8.94      51,931,371
      Evergreen Funds:                                                                                                         AST - MFS Growth                             117,716,242     8.02     943,892,034
            VA Blue Chip Fund - 523,011 shares ( cost $4,658,200)                                   3,891,203                  AST - MFS Growth with Income                  11,896,688     8.64     102,759,926
            VA Capital Growth Fund - 595,339 shares ( cost $8,914,815)                            $ 8,358,559                  AST - Money Market                           184,612,059    13.24 $ 2,445,129,183
            VA Equity Index Fund - 482,378 shares ( cost $4,948,088)                                4,326,928                  AST - Neuberger & Berman Mid-Cap Growth       25,717,164    18.95     487,415,278
            VA Foundation Fund - 679,706 shares ( cost $10,071,701)                                 8,870,162                  AST - Neuberger & Berman Mid-Cap Value        47,298,313    20.16     953,653,982
            VA Global Leaders Fund - 1,103,036 shares ( cost $13,451,681)                          13,688,682                  AST - PBHG Small-Cap Growth                   23,048,821    19.84     457,181,229
            VA International Growth Fund - 45,049 shares ( cost $454,854)                             421,638                  AST - PIMCO Limited Maturity Bond             42,410,807    13.61     577,333,950
            VA Omega Fund - 1,199,307 shares ( cost $22,083,573)                                   17,341,986                  AST - PIMCO Total Return Bond                 99,028,465    15.46   1,530,902,033
            VA Small-Cap Value Fund - 292,885 shares ( cost $3,494,499)                             3,690,353                  AST - Sanford Bernstein Core Value             4,207,869    10.04      42,266,883
            VA Special Equity Fund - 2,599,002 shares ( cost $25,138,099)                          25,340,271                  AST - Sanford Bernstein Managed Index 500     48,018,721    12.03     577,437,079
            VA Strategic Income Fund - 388,977 shares ( cost $3,636,611)                            3,512,462                  AST - Scudder Japan                              596,230     5.09       3,035,133
      Invesco Variable Investment Funds:                                                                                       AST - Strong International Equity             17,388,860    24.28     422,244,622
            VIF Dynamics Fund - 9,592,929 shares ( cost $117,714,968)                             120,295,329                  AST - T. Rowe Price Asset Allocation          17,579,107    18.15     319,046,785
            VIF Financial Services Fund - 11,663,838 shares ( cost $152,077,230)                  144,864,867                  AST - T. Rowe Price Global Bond                9,668,062    10.62     102,653,229
            VIF Health Sciences Fund - 12,039,335 shares ( cost $215,582,851)                     219,115,896                  AST - T. Rowe Price Natural Resources          6,565,088    19.71     129,428,870
            VIF Technology Fund - 11,554,994 shares ( cost $213,608,566)                          177,600,254                  Davis Value Fund                                 617,727     8.75       5,402,164
            VIF Telecommunications Fund - 12,188,725 shares ( cost $67,400,225)                    67,891,196                  Evergreen - VA Blue Chip Fund                    526,302     7.39       3,891,203
      Montgomery Variable Series ( Montgomery ):                                                                               Evergreen - VA Capital Growth Fund               788,396    10.60       8,358,559
            Emerging Markets - 12,691,103 shares ( cost $91,435,043)                               91,629,764                  Evergreen - VA Equity Index Fund                 526,290     8.22       4,326,928
      Nike:                                                                                                                    Evergreen - VA Foundation Fund                 1,019,799     8.70       8,870,162
            First Trust 10 Uncommon Values - 1,969,774 shares ( cost $14,490,322)                  10,636,782                  Evergreen - VA Global Leaders Fund             1,520,376     9.00      13,688,682
      ProFunds:                                                                                                                Evergreen - VA International Growth Fund          45,358     9.30         421,638
            VP Bear - 1,006,567 shares ( cost $35,556,947)                                         35,300,301                  Evergreen - VA Omega Fund                      2,585,848     6.71      17,341,986
            VP Biotechnology - 1,675,351 shares ( cost $43,553,084)                                42,620,918                  Evergreen - VA Small-Cap Value Fund              258,972    14.25       3,690,353
            VP Bull Plus - 2,509,342 shares ( cost $56,683,480)                                    56,987,150                  Evergreen - VA Special Equity Fund             2,540,062     9.98   25,340,271.00
            VP Energy - 756,303 shares ( cost $20,948,412)                                         21,123,539                  Evergreen - VA Strategic Income Fund             341,316    10.29       3,512,462
            VP Europe 30 - 1,853,916 shares ( cost $45,102,096)                                    44,975,990                  INVESCO - VIF Dynamics Fund                   13,391,660     8.98  120,295,329.00
            VP Financial - 708,566 shares ( cost $19,632,095)                                      19,854,014                  INVESCO - VIF Financial Services Fund         11,612,048    12.48     144,864,867
            VP Healthcare - 1,147,716 shares ( cost $32,868,357)                                   32,629,559                  INVESCO - VIF Health Sciences Fund            17,419,141    12.58     219,115,896
            VP OTC - 3,842,148 shares ( cost $69,396,735)                                          67,352,846                  INVESCO - VIF Technology Fund                 26,652,622     6.66     177,600,254
            VP Real Estate - 1,181,836 shares ( cost $38,189,169)                                  38,669,672                  INVESCO - VIF Telecommunications Fund         13,553,158     5.01      67,891,196
            VP Technology - 830,290 shares ( cost $15,590,786)                                     14,920,314                  Montgomery - Emerging Markets                 14,095,135     6.50      91,629,764
            VP Telecommunications - 191,790 shares ( cost $4,164,363)                               4,136,919                  Nike - First Trust 10 Uncommon Values          2,255,266     4.72      10,636,782
            VP Ultra OTC - 19,806,001 shares ( cost $92,079,489)                                   95,662,983                  ProFunds - VP Bear                             3,059,897    11.54      35,300,301
            VP Ultra Small-Cap - 3,282,657 shares ( cost $76,943,947)                              83,740,574                  ProFunds - VP Biotechnology                    5,093,235     8.37      42,620,918
            VP Utilities - 522,801 shares ( cost $12,877,873)                                      12,907,953                  ProFunds - VP Bull Plus                        7,628,819     7.47      56,987,150
      Prudential Funds:                                                                                                        ProFunds - VP Energy                           2,299,149     9.19      21,123,539
            SP Jennison Int'l Growth - 372,728 shares ( cost $1,979,905)                            2,023,829                  ProFunds - VP Europe 30                        5,711,763     7.87      44,975,990
      Rydex Inc.:                                                                                                              ProFunds - VP Financial                        2,154,106     9.22      19,854,014
            Nova Fund- 2,949,360 shares ( cost $36,719,447)                                        25,570,952                  ProFunds - VP Healthcare                       3,489,097     9.35      32,629,559
            OTC Fund - 7,126,431 shares ( cost $183,725,768)                                      105,471,178                  ProFunds - VP OTC                             11,681,189     5.77      67,352,846
            Ursa Fund - 673,095 shares ( cost $4,514,301)                                           4,233,769                  ProFunds - VP Real Estate                      3,592,834    10.76      38,669,672
      Wells Fargo Variable Trust (WFVT):                                                                                       ProFunds - VP Technology                       2,524,295     5.91      14,920,314
            Equity Income Fund - 615,742 shares ( cost $9,899,479)                                  9,556,312                  ProFunds - VP Telecommunications                 583,065     7.10       4,136,919
            Equity Value Fund - 3,625,970 shares ( cost $34,551,964)                               32,706,250                  ProFunds - VP Ultra OTC                       50,124,696     1.91      95,662,983
                                                                                       -----------------------
                          Total Invested Assets                                                22,814,257,645                  ProFunds - VP Ultra Small-Cap                 10,010,482     8.37      83,740,574
                                                                                                                               ProFunds - VP Utilities                        1,589,344     8.12      12,907,953
                                                                                                                               Prudential - SP Jennison Int'l Growth            273,843     7.39       2,023,829
Receivable from American Skandia Life Assurance Corporation                                       $ 8,321,146                  Rydex - Nova Fund                              3,990,618     6.41    $ 25,570,952
Receivable from Evergreen Funds                                                                     1,838,313                  Rydex - OTC Fund                              15,866,046     6.65     105,471,178
Receivable from Invesco Funds                                                                      26,737,301                  Rydex - Ursa Fund                                351,487    12.05       4,233,769
Receivable from Montgomery Funds                                                                    1,083,941                  WFVT - Equity Income Fund                      1,019,937     9.37       9,556,312
Receivable from Nike Funds                                                                             17,541                  WFVT - Equity Value Fund                       3,705,869     8.83      32,706,250
Receivable from Prudential Funds                                                                       97,783
                                                                                                                                                                                                 ----------------
Receivable from Rydex Funds                                                                           153,067                                Total Contractowner's Equity                         22,814,257,645
Receivable from Wells Fargo Funds                                                                      41,682

                                                                                       -----------------------
                          Total Receivables                                                        38,290,773

                                                                                       -----------------------                                                                                   ----------------
                          Total Assets                                                       $ 22,852,548,418                                Total Liabilities & Contractowner's Equity          $ 22,852,548,418
                                                                                       =======================                                                                                   ================

--------------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                AST - Alger        AST - Alliance Bernstein
                                                                                                                                     AST - Alger Growth        Mid-Cap Growth          Growth & Value
                                                                                             AST - AIM           AST - Alger            Jan. 1 thru             Jan. 1 thru             * May 1 thru            AST - Alliance         AST - Alliance       AST - American Century   AST - American Century
                                                                         Total               Balanced           All-Cap Growth        Feb. 15, 2001 **        Feb. 15, 2001 **          Dec. 31, 2001               Growth              Growth & Income       Income & Growth        International Growth I
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                         $ 370,917,609         $ 14,190,525                    $ -              $ 817,679                     $ -                       $ -                     $ -        $ 13,962,753                $ 2,916,979             $ 1,445,558
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)(348,155,367)          (7,683,856)           (10,510,845)            (2,644,534)             (1,664,654)                 (118,566)             (5,729,244)        (24,827,391)                (5,768,224)             (5,038,367)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                               22,762,242            6,506,669            (10,510,845)            (1,826,855)             (1,664,654)                 (118,566)             (5,729,244)        (10,864,639)                (2,851,245)             (3,592,809)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                 27,877,633,466          209,117,441            363,301,477          1,336,613,917             875,785,741                15,937,531             240,492,121         317,206,068                128,020,302             512,691,701
   Cost of Securities Sold                                             32,585,112,611          217,793,229            492,722,584          1,391,046,912             885,524,836                16,278,611             384,265,757         347,952,451                141,621,362             647,041,269

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                 (4,707,479,145)          (8,675,788)          (129,421,107)           (54,432,995)             (9,739,095)                 (341,080)           (143,773,636)        (30,746,383)               (13,601,060)           (134,349,568)
   Short-Term Capital Gain Distributions Received                         334,337,707                    -                      -              6,317,615               2,603,400                         -              80,803,445          38,920,034                          -                       -
   Long-Term Capital Gain Distributions Received                          788,479,538                    -                      -                      -                       -                         -              16,030,371         144,804,372                          -              22,052,576
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                               (3,584,661,900)          (8,675,788)          (129,421,107)           (48,115,380)             (7,135,695)                 (341,080)            (46,939,820)        152,978,023                (13,601,060)           (112,296,992)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                 (2,644,589,445)          (3,323,475)           (67,580,996)           (66,319,007)            (20,190,656)                        -             (58,576,473)         42,894,219                (31,613,068)            (18,096,465)
   End of Period                                                       (3,454,914,914)         (79,848,583)           (74,631,275)                     -                       -                 1,773,334             (78,808,970)       (156,919,636)               (60,971,883)             27,358,756
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                               (810,325,469)         (76,525,108)            (7,050,279)            66,319,007              20,190,656                 1,773,334             (20,232,497)       (199,813,855)               (29,358,815)             45,455,221
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ (4,372,225,127)       $ (78,694,227)        $ (146,982,231)          $ 16,376,772            $ 11,390,307               $ 1,313,688           $ (72,901,561)      $ (57,700,471)             $ (45,811,120)          $ (70,434,580)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                   AST - American CenturyAST - Cohen & Steers     AST - DeAm          AST - Federated         AST - Federated          AST - Founders            AST - Gabelli         AST - Gabelli        AST - Goldman Sachs         AST - Invesco
                                                                    Strategic Balanced      Real Estate        Small-Cap Growth      Aggressive Growth        High Yield Bond             Passport               All-Cap Value          Small-Cap Value       Small-Cap Value           Equity Income
                                                                   ----------------------------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 3,705,785          $ 3,746,924                    $ -                $ 2,670            $ 55,168,381                       $ -                $ 36,772         $ 1,982,981                        $ -            $ 24,067,128
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (2,845,218)          (1,773,329)            (8,907,853)              (195,726)             (7,460,663)               (2,746,057)             (1,489,226)         (6,020,688)                (4,252,327)            (15,281,329)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  860,567            1,973,594             (8,907,853)              (193,055)             47,707,717                (2,746,057)             (1,452,454)         (4,037,708)                (4,252,327)              8,785,799
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     50,987,296          114,980,006          1,181,221,216             16,036,134             386,033,379               195,843,434              88,728,531         310,923,998                166,701,211             397,570,892
   Cost of Securities Sold                                                 50,437,817          107,877,842          1,672,574,814             17,930,123             471,307,607               305,462,016              92,410,115         288,148,954                134,902,845             431,198,901

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                        549,479            7,102,164           (491,353,598)            (1,893,989)            (85,274,228)             (109,618,582)             (3,681,584)         22,775,044                 31,798,366             (33,628,009)
   Short-Term Capital Gain Distributions Received                           1,832,361                    -             72,654,894                      -                       -                         -                  38,538           2,657,460                  4,133,606                       -
   Long-Term Capital Gain Distributions Received                            2,944,110                    -             41,217,480                      -                       -                         -                       -          17,600,526                  3,112,030              10,871,285
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                    5,325,950            7,102,164           (377,481,224)            (1,893,989)            (85,274,228)             (109,618,582)             (3,643,046)         43,033,030                 39,044,002             (22,756,724)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        516,686           10,133,996           (138,682,868)               (93,295)            (67,009,291)              (55,632,602)                170,400          34,910,721                 36,800,960              24,250,053
   End of Period                                                          (17,039,528)             139,355             20,822,964              1,590,263             (36,522,721)              (23,939,074)             (2,965,183)          8,107,886                 23,215,301             (82,953,474)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                (17,556,214)          (9,994,641)           159,505,832              1,683,558              30,486,570                31,693,528              (3,135,583)        (26,802,835)               (13,585,659)           (107,203,527)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (11,369,697)          $ (918,883)        $ (226,883,245)            $ (403,486)           $ (7,079,941)            $ (80,671,111)           $ (8,231,083)       $ 12,192,487               $ 21,206,016          $ (121,174,452)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                      AST - Janus           AST - Janus          AST - Janus           AST - Kinetics        AST - Lord Abbett          AST - Marsico              AST - MFS             AST - MFS               AST - MFS                   AST
                                                                     Mid-Cap Growth        Overseas Growth     Strategic Value            Internet             Bond Debenture          Capital Growth            Global Equity             Growth           Growth with Income           Money Market
                                                                   -------------------   -----------------------------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                              $ 54,601         $ 43,112,004               $ 16,835                    $ -                $ 12,687                       $ -                     $ -            $ 25,134                  $ 117,017            $ 87,652,956
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (966,333)         (10,513,308)              (458,406)               (54,155)               (445,201)              (19,283,201)               (582,839)        (13,794,118)                (1,359,832)            (35,405,815)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                 (911,732)          32,598,697               (441,571)               (54,155)               (432,513)              (19,283,201)               (582,839)        (13,768,985)                (1,242,815)             52,247,141
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     94,920,593          512,920,457             34,898,123             11,098,129              38,552,544               660,840,721              64,229,046         362,076,161                 41,729,183           8,679,262,534
   Cost of Securities Sold                                                153,310,156          940,598,327             36,974,573             11,748,799              38,956,296               680,063,756              70,923,824         438,199,784                 50,879,092           8,679,262,534

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                    (58,389,563)        (427,677,870)            (2,076,450)              (650,670)               (403,752)              (19,223,035)             (6,694,778)        (76,123,623)                (9,149,909)                      -
   Short-Term Capital Gain Distributions Received                                   -           65,719,060                      -                      -                   4,298                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -          140,147,901                      -                      -                       -                31,172,476                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                  (58,389,563)        (221,810,909)            (2,076,450)              (650,670)               (399,454)               11,949,441              (6,694,778)        (76,123,623)                (9,149,909)                      -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                    (25,104,601)        (229,011,421)               (34,155)               (87,495)                 54,231                22,231,335              (1,212,175)         (6,906,361)                  (630,016)                      -
   End of Period                                                           (7,803,624)        (274,459,041)            (1,175,088)               154,892                 973,651              (353,567,838)              1,522,762        (169,229,070)                (8,422,920)                      -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                 17,300,977          (45,447,620)            (1,140,933)               242,387                 919,420              (375,799,173)              2,734,937        (162,322,709)                (7,792,904)                      -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (42,000,318)      $ (234,659,832)          $ (3,658,954)            $ (462,438)               $ 87,453            $ (383,132,933)           $ (4,542,680)     $ (252,215,317)             $ (18,185,628)           $ 52,247,141
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                            AST - Sanford Bernstein
                                                                                                                                                                 Core Value
                                                                   AST - Neuberger & Berman AST - PBHG           AST - PIMCO            AST - PIMCO             * May 1 thru        AST - Sanford Bernstein      AST - Scudder          AST - Strong        AST - T. Rowe Price      AST - T. Rowe Price
                                                                     Mid-Cap Value        Small-Cap Growth   Limited Maturity Bond   Total Return Bond         Dec. 31, 2001          Managed Index 500              Japan            International Equity   Asset Allocation            Global Bond
                                                                   -------------------   ----------------------------------------------------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 1,286,073                  $ -           $ 22,675,028           $ 65,418,292                     $ -               $ 5,636,086                     $ -           $ 938,217               $ 10,781,977                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6) (13,209,149)          (6,147,084)            (7,256,512)           (20,087,164)               (160,639)               (8,574,950)                (47,501)         (7,276,643)                (5,091,223)             (1,596,417)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                              (11,923,076)          (6,147,084)            15,418,516             45,331,128                (160,639)               (2,938,864)                (47,501)         (6,338,425)                 5,690,755              (1,596,417)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    392,979,138          179,100,179            353,612,738            563,308,357               9,195,298               343,612,776              47,980,586         742,551,881                 90,666,652              52,765,546
   Cost of Securities Sold                                                363,599,109          267,332,337            339,510,531            553,532,430               9,759,834               416,096,777              49,058,694       1,020,738,807                 85,498,807              57,679,247

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                     29,380,029          (88,232,158)            14,102,207              9,775,927                (564,536)              (72,484,001)             (1,078,108)       (278,186,926)                 5,167,845              (4,913,701)
   Short-Term Capital Gain Distributions Received                          44,855,751                    -                      -                      -                       -                         -                  11,008                   -                          -                       -
   Long-Term Capital Gain Distributions Received                            5,255,987           78,840,195                      -                      -                       -                 6,845,533                       -          61,964,138                 36,268,037                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                   79,491,767           (9,391,963)            14,102,207              9,775,927                (564,536)              (65,638,468)             (1,067,100)       (216,222,788)                41,435,882              (4,913,701)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                    141,198,425         (260,197,998)            14,577,604             47,016,511                       -               (54,062,023)                (44,554)       (110,282,633)                32,198,030              (6,204,550)
   End of Period                                                           25,327,753         (290,069,954)            13,635,695             84,330,806               1,295,747               (63,715,816)                (69,004)        (27,491,664)               (39,859,893)              1,619,221
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                               (115,870,672)         (29,871,956)              (941,909)            37,314,295               1,295,747                (9,653,793)                (24,450)         82,790,969                (72,057,923)              7,823,771
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (48,301,981)       $ (45,411,003)          $ 28,578,814           $ 92,421,350               $ 570,572             $ (78,231,125)           $ (1,139,051)     $ (139,770,244)             $ (24,931,286)            $ 1,313,653
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                         Evergreen             Evergreen VA
                                                                                                                                                                                                                                          VA Omega        Perpetual International Fund
                                                                         Davis             Evergreen VA          Evergreen VA           Evergreen VA            Evergreen VA            Evergreen VA             Evergreen VA           * May 1 thru            Jan 1 thru               Evergreen VA
                                                                       Value Fund         Blue Chip Fund      Capital Growth Fund    Equity Index Fund        Foundation Fund        Global Leaders Fund     International Growth Fund Dec. 31, 2001           Aug. 3, 2001          Small-Cap Value Fund
                                                                   -------------------   ------------------  --------------------------------------------   ---------------------  ------------------------  ------------------------------------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -             $ 11,577               $ 26,714               $ 45,228               $ 196,508                  $ 61,103                 $ 2,075                 $ -                    $ 2,454                 $ 6,600
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (54,574)             (55,257)               (88,637)               (54,873)               (126,466)                 (176,903)                 (2,622)           (223,603)                    (4,187)                (28,174)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  (54,574)             (43,680)               (61,923)                (9,645)                 70,042                  (115,800)                   (547)           (223,603)                    (1,733)                (21,575)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        259,905              595,676                203,201                503,947                 872,057                25,223,130                  30,846           1,605,132                    486,094                 152,883
   Cost of Securities Sold                                                    293,642              813,344                213,859                655,672               1,012,403                27,249,914                  34,427           2,536,014                    589,447                 138,456

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                        (33,737)            (217,668)               (10,658)              (151,725)               (140,346)               (2,026,784)                 (3,581)           (930,882)                  (103,353)                 14,427
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -                       -                   -                     12,492                 162,429
   Long-Term Capital Gain Distributions Received                                    -                    -                 58,077                      -                       -                         -                       -                   -                     24,312                  83,969
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                      (33,737)            (217,668)                47,419               (151,725)               (140,346)               (2,026,784)                 (3,581)           (930,882)                   (66,549)                260,825
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         15,135             (291,331)               252,491               (264,391)               (425,429)                 (322,123)                      -          (3,432,073)                    (1,892)                 39,925
   End of Period                                                             (245,979)            (766,997)              (556,255)              (621,160)             (1,201,539)                  237,001                 (33,200)         (4,741,588)                         -                 195,854
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                   (261,114)            (475,666)              (808,746)              (356,769)               (776,110)                  559,124                 (33,200)         (1,309,515)                     1,892                 155,929
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ (349,425)          $ (737,014)            $ (823,250)            $ (518,139)             $ (846,414)             $ (1,583,460)              $ (37,328)       $ (2,464,000)                 $ (66,390)              $ 395,179
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                                                 ProFunds                  ProFunds
                                                                                                                                                                                                                  Montgomery                                      VP Bear              VP Biotechnology
                                                                      Evergreen VA         INVESCO - VIF        INVESCO - VIF          INVESCO - VIF           INVESCO - VIF            INVESCO - VIF              Emerging           Nike - First Trust      * Jan. 22 thru            * Jan. 22 thru
                                                                   Strategic Income Fund   Dynamics Fund     Financial Services Fund Health Sciences Fund     Technology Fund       Telecommunications Fund         Markets           10 Uncommon Values       Dec. 31, 2001            Dec. 31, 2001
                                                                   ----------------------------------------  --------------------------------------------------------------------  ------------------------------------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                             $ 195,705                  $ -              $ 481,793              $ 745,374                     $ -                       $ -                     $ -                 $ -                        $ -                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (33,222)          (1,805,581)            (2,534,509)            (3,144,840)             (3,396,357)               (1,771,049)             (1,251,839)           (207,765)                  (273,736)               (263,172)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  162,483           (1,805,581)            (2,052,716)            (2,399,467)             (3,396,357)               (1,771,049)             (1,251,839)           (207,765)                  (273,736)               (263,172)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        296,763          636,645,790            159,236,162            270,340,600             313,609,687               412,895,251             108,725,536          11,544,163                316,665,586             167,031,618
   Cost of Securities Sold                                                    306,476          722,818,367            162,555,759            293,345,639             605,073,151               583,188,746             133,765,402          19,950,117                321,082,038             170,627,406

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                         (9,713)         (86,172,577)            (3,319,597)           (23,005,039)           (291,463,464)             (170,293,495)            (25,039,866)         (8,405,954)                (4,416,452)             (3,595,788)
   Short-Term Capital Gain Distributions Received                                   -                    -                 97,545                      -                       -                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -                    -                 32,515                      -                       -                         -                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                       (9,713)         (86,172,577)            (3,189,537)           (23,005,039)           (291,463,464)             (170,293,495)            (25,039,866)         (8,405,954)                (4,416,452)             (3,595,788)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        (78,087)         (28,798,850)            16,802,025             20,573,152            (152,776,597)              (65,570,845)            (17,851,745)         (4,928,560)                         -                       -
   End of Period                                                             (124,149)           2,580,361             (7,212,363)             3,533,046             (36,008,312)                  490,970                 194,722          (3,853,540)                  (256,646)               (932,166)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                    (46,062)          31,379,211            (24,014,388)           (17,040,106)            116,768,285                66,061,815              18,046,467           1,075,020                   (256,646)               (932,166)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 106,708        $ (56,598,946)         $ (29,256,641)         $ (42,444,612)         $ (178,091,536)           $ (106,002,729)           $ (8,245,238)       $ (7,538,699)              $ (4,946,834)           $ (4,791,126)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        ProFunds                                   ProFunds               ProFunds                ProFunds                ProFunds                 ProFunds             ProFunds VP
                                                                       VP Energy                                 VP Financial          VP Health Care              VP OTC              VP Real Estate            VP Technology        Telecommunications
                                                                     * Jan. 22 thru          ProFunds           * Jan. 22 thru         * Jan. 22 thru          * Jan. 22 thru          * Jan. 22 thru           * Jan. 22 thru         * Jan. 22 thru            ProFunds                  ProFunds
                                                                     Dec. 31, 2001         VP Europe 30         Dec. 31, 2001          Dec. 31, 2001           Dec. 31, 2001            Dec. 31, 2001            Dec. 31, 2001         Dec. 31, 2001           VP Ultra OTC           VP Ultra Small-Cap
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -                  $ -                    $ -                    $ -                     $ -                       $ -                     $ -                 $ -                        $ -                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (226,444)            (517,227)              (163,113)              (226,581)               (498,418)                 (295,700)               (138,025)            (73,634)                (1,233,847)               (517,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                 (226,444)            (517,227)              (163,113)              (226,581)               (498,418)                 (295,700)               (138,025)            (73,634)                (1,233,847)               (517,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    123,410,285          255,373,256            118,903,388            141,760,719             356,133,245               146,891,095             133,600,206          70,371,800                133,740,530             229,556,703
   Cost of Securities Sold                                                130,025,890          270,913,576            119,545,020            145,219,743             362,927,602               149,791,169             136,291,563          74,241,139                411,937,631             239,356,660

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                     (6,615,605)         (15,540,320)              (641,632)            (3,459,024)             (6,794,357)               (2,900,074)             (2,691,357)         (3,869,339)              (278,197,101)             (9,799,957)
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -                    -                      -                      -                       -                         -                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                   (6,615,605)         (15,540,320)              (641,632)            (3,459,024)             (6,794,357)               (2,900,074)             (2,691,357)         (3,869,339)              (278,197,101)             (9,799,957)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -             (509,428)                     -                      -                       -                         -                       -                   -               (170,189,204)                (18,463)
   End of Period                                                              175,127             (126,106)               221,919               (238,799)             (2,043,890)                  480,503                (670,472)            (27,444)                 3,583,494               6,796,628
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                    175,127              383,322                221,919               (238,799)             (2,043,890)                  480,503                (670,472)            (27,444)               173,772,698               6,815,091
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (6,666,922)       $ (15,674,225)            $ (582,826)          $ (3,924,404)           $ (9,336,665)             $ (2,715,271)           $ (3,499,854)       $ (3,970,417)            $ (105,658,250)           $ (3,501,951)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                     Prudential SP
                                                                   Jennison Int'l Growth
                                                                      * May 1 thru             Rydex                Rydex                  Rydex                    WFVT                    WFVT
                                                                     Dec. 31, 2001           Nova Fund             OTC Fund              Ursa Fund           Equity Income Fund       Equity Value Fund
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 1,022          $ 4,780,163                    $ -              $ 602,355                $ 80,441                 $ 210,815
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (8,359)            (889,038)            (2,598,994)              (118,063)               (110,974)                 (519,500)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------
NET INVESTMENT INCOME (LOSS)                                                   (7,337)           3,891,125             (2,598,994)               484,292                 (30,533)                 (308,685)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     27,603,712          192,235,524            223,042,434             79,330,664               4,545,697                36,813,647
   Cost of Securities Sold                                                 27,478,765          221,240,261            413,629,470             77,918,448               4,756,449                37,695,937

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------
       Net Gain (Loss)                                                        124,947          (29,004,737)          (190,587,036)             1,412,216                (210,752)                 (882,290)
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -
   Long-Term Capital Gain Distributions Received                                    -                    -                      -                      -                 228,626                         -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET REALIZED GAIN (LOSS)                                                      124,947          (29,004,737)          (190,587,036)             1,412,216                  17,874                  (882,290)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -          (12,393,594)          (160,955,435)               425,567                 146,949                   959,371
   End of Period                                                               44,005          (11,148,495)           (78,254,591)              (280,532)               (343,167)               (1,845,714)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET UNREALIZED GAIN (LOSS)                                                     44,005            1,245,099             82,700,844               (706,099)               (490,116)               (2,805,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 161,615        $ (23,868,513)        $ (110,485,186)           $ 1,190,409              $ (502,775)             $ (3,996,060)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AAF                                 AAF                               AST - AIM                         AST - Alger                         AST - Alger                          AST - Alger
                                                     Total                               Growth                          Mid-Cap Growth                           Balanced                                All-Cap Growth                  Growth                           Mid-Cap Growth
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended      Jan. 1 thru         Year Ended       Jan. 1 thru          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended         Jan. 1 thru      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001  Nov. 11, 2000 **     Dec. 31, 2001   Nov. 11, 2000 **     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Feb. 16, 2001 **  Dec. 31, 2000      Feb. 16, 2001 **  Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ 22,762,242    $ (71,016,722)               $ -    $ (20,524,239)                $ -    $ (11,337,429)        $ 6,506,669     $ 2,411,758     $ (10,510,845)    $ (2,587,208)       $ (1,826,855)    $ (2,567,277)       $ (1,664,654)   $ (1,635,667)
     Net Realized Gain (Loss)                     (3,584,661,900)   3,137,063,351                  -       89,162,778                   -      197,363,003          (8,675,788)     52,619,550      (129,421,107)     (29,839,159)        (48,115,380)      (1,330,992)         (7,135,695)     (4,251,615)
     Net Unrealized Gain (Loss) On Investments      (810,325,469)  (8,146,306,514)                 -     (257,603,833)                  -     (112,117,870)        (76,525,108)    (93,344,984)       (7,050,279)     (67,580,996)         66,319,007      (66,319,007)         20,190,656     (20,190,656)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                           (4,372,225,127)  (5,080,259,885)                 -     (188,965,294)                  -       73,907,704         (78,694,227)    (38,313,676)     (146,982,231)    (100,007,363)         16,376,772      (70,217,276)         11,390,307     (26,077,938)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits            3,508,248,798    7,657,892,463                  -      160,577,408                   -      101,704,991          59,631,681     155,449,449        40,352,498      140,745,245           4,079,152        6,729,763           2,466,512       4,373,488
     Net Transfers Between Sub-accounts                  692,388       18,352,124                  -   (1,563,104,868)                  -     (858,070,611)        (55,918,739)     71,392,669       676,628,042      161,697,109      (1,320,146,351)   1,399,927,736        (865,481,345)    894,250,483
     Surrenders                                   (2,896,480,612)  (2,709,688,618)                 -     (134,085,695)                  -      (67,909,601)        (66,956,455)    (72,863,196)      (65,239,032)     (12,036,293)        (17,902,326)     (18,847,469)        (11,106,396)     (9,815,111)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              612,460,574    4,966,555,969                  -   (1,536,613,155)                  -     (824,275,221)        (63,243,513)    153,978,922       651,741,508      290,406,060      (1,333,969,526)   1,387,810,030        (874,121,229)    888,808,860
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (3,759,764,553)    (113,703,916)                 -   (1,725,578,449)                  -     (750,367,517)       (141,937,740)    115,665,246       504,759,277      190,398,697      (1,317,592,754)   1,317,592,754        (862,730,922)    862,730,922
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                          26,574,022,197   26,687,726,113                  -    1,725,578,449                   -      750,367,517         605,122,179     489,456,933       190,398,697                -       1,317,592,754                -         862,730,922               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                              $ 22,814,257,645 $ 26,574,022,197                $ -              $ -                 $ -              $ -       $ 463,184,439   $ 605,122,179     $ 695,157,974    $ 190,398,697                 $ -  $ 1,317,592,754                 $ -   $ 862,730,922
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    AST - Alliance Bernstein         AST - Alliance                      AST - Alliance                            AST - American Century             AST - American Century              AST - American Century               AST - American Century
                                                         Growth & Value                  Growth                                  Growth & Income                      Income & Growth                 International Growth I              International Growth II                Strategic Balanced
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                  * May 1 thru      Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Sep. 24, 2001 **  Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (118,566)             $ -       $ (5,729,244)    $ (6,195,333)      $ (10,864,639)    $ (6,362,444)       $ (2,851,245)   $ (4,216,523)     $ (3,592,809)    $ (3,475,709)       $ (1,013,131)    $ (5,002,296)          $ 860,567        $ 92,330
     Net Realized Gain (Loss)                           (341,080)               -        (46,939,820)      63,145,346         152,978,023      183,828,474         (13,601,060)     33,862,476      (112,296,992)      28,808,616        (171,507,749)      68,927,116           5,325,950      17,642,726
     Net Unrealized Gain (Loss) On Investments         1,773,334                -        (20,232,497)    (149,556,231)       (199,813,855)    (121,542,798)        (29,358,815)    (86,679,415)       45,455,221      (72,413,819)         47,556,473     (148,657,416)        (17,556,214)    (27,445,089)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                1,313,688                -        (72,901,561)     (92,606,218)        (57,700,471)      55,923,232         (45,811,120)    (57,033,462)      (70,434,580)     (47,080,912)       (124,964,407)     (84,732,596)        (11,369,697)     (9,710,033)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                7,273,899                -         52,925,865      105,010,204         169,409,756      161,825,964          36,932,063     150,905,022        57,486,845      120,636,499           2,657,512       24,961,846          19,434,879      39,478,424
     Net Transfers Between Sub-accounts               25,051,738                -         34,245,771      119,674,414         297,113,752          332,482         (67,514,459)     52,232,815       217,107,037       99,179,233        (224,947,041)     (28,332,452)         (3,754,597)    (12,175,711)
     Surrenders                                       (1,365,567)               -        (31,822,955)     (32,355,026)       (167,519,658)    (137,097,989)        (32,747,344)    (30,668,893)      (27,275,396)     (16,509,380)        (19,674,978)     (35,808,042)        (16,662,295)    (19,008,080)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               30,960,070                -         55,348,681      192,329,592         299,003,850       25,060,457         (63,329,740)    172,468,944       247,318,487      203,306,352        (241,964,507)     (39,178,648)           (982,012)      8,294,633
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               32,273,758                -        (17,552,880)      99,723,374         241,303,380       80,983,689        (109,140,860)    115,435,482       176,883,907      156,225,440        (366,928,914)    (123,911,244)        (12,351,709)     (1,415,400)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                       -                -        448,352,431      348,629,057       1,537,331,572    1,456,347,883         461,236,957     345,801,475       304,703,325      148,477,885         366,928,914      490,840,158         206,308,773     207,724,173
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 32,273,758              $ -      $ 430,799,551    $ 448,352,431     $ 1,778,634,952  $ 1,537,331,572       $ 352,096,097   $ 461,236,957     $ 481,587,232    $ 304,703,325                 $ -    $ 366,928,914       $ 193,957,064   $ 206,308,773
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - Cohen & Steers             AST - DeAm                                AST - Federated              AST - Federated                    AST - Founders                       AST - Gabelli                        AST - Gabelli
                                                  Real Estate                                Small-Cap Growth                   Aggressive Growth             High Yield Bond                       Passport                          All-Cap Value                       Small-Cap Value
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                    $ 1,973,594        $ 626,185       $ (8,907,853)   $ (12,994,136)         $ (193,055)        $ (1,332)       $ 47,707,717    $ 47,695,993      $ (2,746,057)    $ (4,570,840)       $ (1,452,454)       $ (19,246)       $ (4,037,708)   $ (2,358,089)
     Net Realized Gain (Loss)                          7,102,164        6,245,204       (377,481,224)     243,131,548          (1,893,989)          (3,500)        (85,274,228)    (55,974,674)     (109,618,582)     (10,637,960)         (3,643,046)         (61,695)         43,033,030       6,427,980
     Net Unrealized Gain (Loss) On Investments        (9,994,641)      11,238,262        159,505,832     (467,935,913)          1,683,558          (93,295)         30,486,570     (49,540,994)       31,693,528     (126,867,779)         (3,135,583)         170,400         (26,802,835)     46,035,548
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (918,883)      18,109,651       (226,883,245)    (237,798,501)           (403,486)         (98,127)         (7,079,941)    (57,819,675)      (80,671,111)    (142,076,579)         (8,231,083)          89,459          12,192,487      50,105,439
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               15,857,660       17,208,495         40,984,274      195,980,211           6,700,832          329,092          49,480,904      75,723,630        18,230,050      149,947,892          32,225,341        2,547,865          52,288,785      32,789,977
     Net Transfers Between Sub-accounts                  576,586       42,112,008         (1,927,855)      77,321,399          39,186,476        1,555,293          29,839,728     (91,887,293)      (37,231,697)      70,736,589         117,400,911       10,269,636         157,876,946      10,829,929
     Surrenders                                       (9,796,349)      (5,854,644)       (61,216,888)     (93,364,141)         (1,099,936)          (2,187)        (50,196,423)    (51,387,823)      (15,386,738)     (23,527,301)         (9,250,885)         (95,592)        (33,747,136)    (19,805,822)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                6,637,897       53,465,859        (22,160,469)     179,937,469          44,787,372        1,882,198          29,124,208     (67,551,487)      (34,388,386)     197,157,180         140,375,367       12,721,909         176,418,596      23,814,084
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                5,719,014       71,575,510       (249,043,714)     (57,861,032)         44,383,885        1,784,071          22,044,268    (125,371,161)     (115,059,497)      55,080,601         132,144,284       12,811,368         188,611,083      73,919,523
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             123,556,909       51,981,399        762,358,068      820,219,100           1,784,071                -         472,559,593     597,930,754       261,861,462      206,780,861          12,811,368                -         311,030,594     237,111,071
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 129,275,923    $ 123,556,909      $ 513,314,354    $ 762,358,068        $ 46,167,956      $ 1,784,071       $ 494,603,861   $ 472,559,593     $ 146,801,965    $ 261,861,462       $ 144,955,652     $ 12,811,368       $ 499,641,677   $ 311,030,594
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Goldman Sachs            AST - Invesco                       AST - JanCap                          AST - Janus                        AST - Janus                         AST - Janus                         AST - Kinetics
                                                         Small-Cap Value              Equity Income                          Growth                                    Mid-Cap Growth                    Overseas Growth             Strategic Value                          Internet
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (4,252,327)    $ (1,636,480)       $ 8,785,799      $ 3,986,781       $ (43,075,181)   $ (71,226,642)         $ (911,732)     $ (432,066)     $ 32,598,697    $ (11,595,735)         $ (441,571)        $ (7,665)          $ (54,155)       $ (2,132)
     Net Realized Gain (Loss)                         39,044,002        7,215,812        (22,756,724)      89,707,174        (719,984,665)   1,062,247,742         (58,389,563)       (919,821)     (221,810,909)     461,711,121          (2,076,450)            (828)           (650,670)        (91,243)
     Net Unrealized Gain (Loss) On Investments       (13,585,659)      31,955,736       (107,203,527)     (60,157,729)       (563,147,639)  (2,941,891,381)         17,300,977     (25,104,601)      (45,447,620)    (787,268,266)         (1,140,933)         (34,155)            242,387         (87,495)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               21,206,016       37,535,068       (121,174,452)      33,536,226      (1,326,207,485)  (1,950,870,281)        (42,000,318)    (26,456,488)     (234,659,832)    (337,152,880)         (3,658,954)         (42,648)           (462,438)       (180,870)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               49,432,574       34,444,437         96,836,636      148,061,102         168,694,758      977,864,053          26,757,598      41,691,279         7,563,490      197,489,457          16,088,375        1,198,718           1,081,435         219,281
     Net Transfers Between Sub-accounts              138,712,264       77,428,084        (17,657,741)      18,295,872        (319,503,359)    (195,978,719)         24,362,133      48,369,579      (198,470,804)    (208,315,999)         26,428,586        4,611,520           2,071,398         895,947
     Surrenders                                      (24,927,079)      (7,219,612)       (98,254,137)     (90,064,766)       (274,623,693)    (480,860,576)         (4,983,788)     (1,602,827)      (55,525,183)     (99,261,698)         (2,748,172)         (10,279)           (413,839)         (2,459)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              163,217,759      104,652,909        (19,075,242)      76,292,208        (425,432,294)     301,024,758          46,135,943      88,458,031      (246,432,497)    (110,088,240)         39,768,789        5,799,959           2,738,993       1,112,768
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              184,423,775      142,187,977       (140,249,694)     109,828,434      (1,751,639,779)  (1,649,845,523)          4,135,625      62,001,543      (481,092,330)    (447,241,120)         36,109,836        5,757,311           2,276,555         931,899
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             211,914,783       69,726,806      1,104,293,722      994,465,288       4,082,697,429    5,732,542,952          62,001,543               -     1,029,387,786    1,476,628,906           5,757,311                -             931,899               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 396,338,558    $ 211,914,783      $ 964,044,028  $ 1,104,293,722     $ 2,331,057,650  $ 4,082,697,429        $ 66,137,168    $ 62,001,543     $ 548,295,456  $ 1,029,387,786        $ 41,867,147      $ 5,757,311         $ 3,208,454       $ 931,899
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------

                                                        AST - Lord Abbett             AST - Marsico                         AST - MFS                            AST - MFS                          AST - MFS                              AST                                AST - Neuberger & Berman
                                                         Bond Debenture              Capital Growth                       Global Equity                            Growth                               Growth with Income             Money Market                        Mid-Cap Growth
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (432,513)        $ (4,642)     $ (19,283,201)   $ (24,931,385)         $ (582,839)      $ (174,244)      $ (13,768,985)     $ (555,541)     $ (1,242,815)      $ (468,447)       $ 52,247,141     $ 86,075,856        $ (7,646,526)   $ (9,739,008)
     Net Realized Gain (Loss)                           (399,454)          14,172         11,949,441      209,778,971          (6,694,778)        (177,915)        (76,123,623)        200,384        (9,149,909)         114,785                   -            8,047        (278,457,374)    127,942,543
     Net Unrealized Gain (Loss) On Investments           919,420           54,231       (375,799,173)    (479,413,471)          2,734,937       (1,318,070)       (162,322,709)     (7,232,175)       (7,792,904)        (882,225)                  -                -          99,796,047    (250,596,450)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   87,453           63,761       (383,132,933)    (294,565,885)         (4,542,680)      (1,670,229)       (252,215,317)     (7,587,332)      (18,185,628)      (1,235,887)         52,247,141       86,083,903        (186,307,853)   (132,392,915)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               16,800,821          381,262        111,356,470      437,999,730          14,325,838       15,258,139          57,223,126      46,406,264        34,861,103       40,430,301       1,318,684,795    2,187,885,020          64,812,622     209,722,652
     Net Transfers Between Sub-accounts               36,184,167        6,285,816       (128,196,695)       1,192,958          17,751,979       14,176,486       1,161,792,253      36,501,515        21,923,390       26,408,968        (261,267,227)  (1,907,385,235)        (36,108,159)    275,227,841
     Surrenders                                       (3,018,991)        (148,330)      (104,300,751)    (116,886,757)         (3,845,017)        (808,466)       (100,951,256)     (1,891,041)       (7,732,625)      (1,486,200)       (897,351,577)    (455,810,549)        (41,901,250)    (50,346,767)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               49,965,998        6,518,748       (121,140,975)     322,305,931          28,232,801       28,626,159       1,118,064,122      81,016,738        49,051,868       65,353,070         160,065,990     (175,310,764)        (13,196,787)    434,603,726
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               50,053,450        6,582,509       (504,273,908)      27,740,046          23,690,121       26,955,930         865,848,806      73,429,406        30,866,240       64,117,183         212,313,131      (89,226,861)       (199,504,639)    302,210,811
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               6,582,509                -      1,684,859,573    1,657,119,527          28,241,250        1,285,320          78,043,228       4,613,822        71,893,686        7,776,503       2,232,816,052    2,322,042,913         686,919,917     384,709,106
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 56,635,959      $ 6,582,509    $ 1,180,585,665  $ 1,684,859,573        $ 51,931,371     $ 28,241,250       $ 943,892,034    $ 78,043,228     $ 102,759,926     $ 71,893,686     $ 2,445,129,183  $ 2,232,816,052       $ 487,415,278   $ 686,919,917
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    AST - Neuberger & Berman           AST - PBHG                          AST - PIMCO                          AST - PIMCO                          AST - Sanford Bernstein              AST - Sanford Bernstein          AST - Scudder
                                                 Mid-Cap Value                               Small-Cap Growth                 Limited Maturity Bond                  Total Return Bond             Core Value                                Managed Index 500                 Japan
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended       * May 1 thru      Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                  $ (11,923,076)    $ (7,939,916)      $ (6,147,084)   $ (14,260,238)       $ 15,418,516     $ 15,168,592        $ 45,331,128    $ 36,681,521        $ (160,639)             $ -        $ (2,938,864)    $ (6,174,812)          $ (47,501)       $ (1,085)
     Net Realized Gain (Loss)                         79,491,767       22,867,432         (9,391,963)     299,416,182          14,102,207       (2,815,033)          9,775,927     (14,455,806)         (564,536)               -         (65,638,468)      51,921,917          (1,067,100)          6,770
     Net Unrealized Gain (Loss) On Investments      (115,870,672)     157,146,009        (29,871,956)    (852,374,375)           (941,909)      12,526,626          37,314,295      81,768,404         1,295,747                -          (9,653,793)    (119,319,072)            (24,450)        (44,554)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                              (48,301,981)     172,073,525        (45,411,003)    (567,218,431)         28,578,814       24,880,185          92,421,350     103,994,119           570,572                -         (78,231,125)     (73,571,967)         (1,139,051)        (38,869)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               96,152,497       76,507,818          5,131,609       74,706,240          94,175,543       58,016,105         231,721,094     152,548,125         7,045,367                -          67,237,203      128,906,590           1,665,501          58,175
     Net Transfers Between Sub-accounts               60,269,495      121,890,621        (17,589,332)    (240,856,158)        121,060,295      (26,152,462)        161,699,944      70,099,983        35,679,704                -         (20,249,010)      54,492,760           1,899,331         675,465
     Surrenders                                      (94,087,075)     (66,037,832)       (34,191,921)     (69,689,069)        (63,467,443)     (49,212,541)       (143,739,736)   (100,516,156)       (1,028,759)               -         (53,207,241)     (48,367,355)            (87,031)          1,612
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               62,334,916      132,360,607        (46,649,644)    (235,838,987)        151,768,396      (17,348,898)        249,681,302     122,131,952        41,696,312                -          (6,219,049)     135,031,995           3,477,801         735,252
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               14,032,935      304,434,132        (92,060,647)    (803,057,418)        180,347,210        7,531,287         342,102,653     226,126,071        42,266,883                -         (84,450,174)      61,460,028           2,338,750         696,383
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             939,621,047      635,186,915        549,241,876    1,352,299,294         396,986,740      389,455,453       1,188,799,380     962,673,309                 -                -         661,887,253      600,427,225             696,383               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 953,653,982    $ 939,621,047      $ 457,181,229    $ 549,241,876       $ 577,333,950    $ 396,986,740     $ 1,530,902,033 $ 1,188,799,380      $ 42,266,883              $ -       $ 577,437,079    $ 661,887,253         $ 3,035,133       $ 696,383
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  AST - Strong                             AST - T. Rowe Price                 AST - T. Rowe Price                  AST - T. Rowe Price               Davis                            Evergreen VA                         Evergreen VA
                                                      International Equity                   Asset Allocation              Global Bond                               Natural Resources             Value Fund                         Blue Chip Fund                            Capital Growth Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (6,338,425)    $ (8,414,313)       $ 5,690,755      $ 4,334,561        $ (1,596,417)       $ 330,164          $ (472,466)     $ (655,855)        $ (54,574)        $ (7,091)          $ (43,680)        $ (7,359)          $ (61,923)      $ (12,682)
     Net Realized Gain (Loss)                       (216,222,788)     142,536,722         41,435,882       33,340,180          (4,913,701)      (4,096,643)         15,486,883      11,563,318           (33,737)          16,361            (217,668)            (489)             47,419           1,562
     Net Unrealized Gain (Loss) On Investments        82,790,969     (347,936,631)       (72,057,923)     (46,087,398)          7,823,771          808,665         (19,733,718)     11,740,710          (261,114)          15,135            (475,666)        (291,331)           (808,746)        252,491
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             (139,770,244)    (213,814,222)       (24,931,286)      (8,412,657)          1,313,653       (2,957,814)         (4,719,301)     22,648,173          (349,425)          24,405            (737,014)        (299,179)           (823,250)        241,371
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               52,018,027      165,491,349         26,198,279       47,515,910           7,687,999       10,839,934          17,921,733      15,580,962         3,027,401        1,669,776           1,922,053        3,208,346           4,727,278       2,985,934
     Net Transfers Between Sub-accounts              (46,016,370)     (11,374,177)       (28,062,515)     (51,381,193)        (13,517,804)     (12,459,969)            567,119       1,402,151         1,051,104          259,390            (291,967)         288,145           1,520,780         134,236
     Surrenders                                      (53,321,123)     (74,573,053)       (35,113,014)     (40,281,811)        (10,518,017)     (11,680,745)        (13,816,082)     (8,651,777)         (267,055)         (13,432)           (161,115)         (38,066)           (387,704)        (40,086)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              (47,319,466)      79,544,119        (36,977,250)     (44,147,094)        (16,347,822)     (13,300,780)          4,672,770       8,331,336         3,811,450        1,915,734           1,468,971        3,458,425           5,860,354       3,080,084
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (187,089,710)    (134,270,103)       (61,908,537)     (52,559,751)        (15,034,169)     (16,258,594)            (46,531)     30,979,509         3,462,025        1,940,139             731,957        3,159,246           5,037,104       3,321,455
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------------------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                             609,334,332      743,604,435        380,955,322      433,515,073         117,687,398      133,945,992         129,475,401      98,495,892         1,940,139                -           3,159,246                -           3,321,455               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 422,244,622    $ 609,334,332      $ 319,046,785    $ 380,955,322       $ 102,653,229    $ 117,687,398       $ 129,428,870   $ 129,475,401       $ 5,402,164      $ 1,940,139         $ 3,891,203      $ 3,159,246         $ 8,358,559     $ 3,321,455
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Evergreen VA                        Evergreen VA                        Evergreen VA                          Evergreen VA                      Evergreen VA                         Evergreen VA                         Evergreen VA
                                                        Equity Index Fund                    Foundation Fund                   Global Leaders Fund               International Growth Fund         Omega Fund                          Perpetual International Fund             Small-Cap Value Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Aug. 3, 2001 **   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (9,645)        $ 12,468           $ 70,042         $ 77,404          $ (115,800)       $ (35,763)             $ (547)            $ -        $ (223,603)       $ (61,871)           $ (1,733)        $ (3,121)          $ (21,575)        $ 3,280
     Net Realized Gain (Loss)                           (151,725)          (2,526)          (140,346)          (4,458)         (2,026,784)         (21,304)             (3,581)              -          (930,882)           3,755             (66,549)         (44,033)            260,825          26,106
     Net Unrealized Gain (Loss) On Investments          (356,769)        (264,391)          (776,110)        (425,429)            559,124         (339,397)            (33,200)              -        (1,309,515)      (3,432,073)              1,892           (1,892)            155,929          39,925
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (518,139)        (254,449)          (846,414)        (352,483)         (1,583,460)        (396,464)            (37,328)              -        (2,464,000)      (3,490,189)            (66,390)         (49,046)            395,179          69,311
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                1,874,630        2,713,195          3,159,027        6,858,388           4,129,014        5,208,274               3,273               -         5,642,385       15,493,123              44,591          548,854           1,883,080         741,406
     Net Transfers Between Sub-accounts                  250,541          424,728           (230,836)         999,767           2,537,991        4,790,897             456,263               -         2,009,195        1,244,502            (476,465)           1,010             770,610          (4,195)
     Surrenders                                         (149,766)         (13,811)          (504,577)        (212,710)           (758,529)        (509,709)               (570)              -          (917,016)        (176,015)             (1,195)          (1,358)           (159,871)         (5,168)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                1,975,404        3,124,112          2,423,614        7,645,445           5,908,476        9,489,462             458,966               -         6,734,565       16,561,610            (433,070)         548,506           2,493,819         732,043
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                1,457,265        2,869,663          1,577,200        7,292,962           4,325,016        9,092,998             421,638               -         4,270,565       13,071,421            (499,460)         499,460           2,888,999         801,354
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               2,869,663                -          7,292,962                -           9,363,666          270,668                   -               -        13,071,421                -             499,460                -             801,354
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                   $ 4,326,928      $ 2,869,663        $ 8,870,162      $ 7,292,962        $ 13,688,682      $ 9,363,666           $ 421,638             $ -      $ 17,341,986     $ 13,071,421                 $ -        $ 499,460         $ 3,690,353       $ 801,354
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Evergreen VA                        Evergreen VA                         INVESCO VIF                          INVESCO VIF                        INVESCO VIF                         INVESCO VIF                          INVESCO VIF
                                                       Special Equity Fund                Strategic Income Fund           Dynamics Fund                           Financial Services Fund              Health Sciences Fund                   Technology Fund                 Telecommunications Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (348,734)      $ (167,241)         $ 162,483         $ 92,167        $ (1,805,581)    $ (1,595,528)       $ (2,052,716)   $ (1,211,729)     $ (2,399,467)    $ (1,894,806)       $ (3,396,357)    $ (5,283,922)       $ (1,771,049)   $ (3,166,966)
     Net Realized Gain (Loss)                         (4,967,424)         456,715             (9,713)             (87)        (86,172,577)       2,250,133          (3,189,537)      6,307,906       (23,005,039)       1,062,668        (291,463,464)     (38,369,197)       (170,293,495)    (27,730,974)
     Net Unrealized Gain (Loss) On Investments         2,928,505       (2,926,623)           (46,062)         (78,087)         31,379,211      (32,017,623)        (24,014,388)     16,732,179       (17,040,106)      20,153,329         116,768,285     (165,116,082)         66,061,815     (75,195,174)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (2,387,653)      (2,637,149)           106,708           13,993         (56,598,946)     (31,363,018)        (29,256,641)     21,828,356       (42,444,612)      19,321,191        (178,091,536)    (208,769,201)       (106,002,729)   (106,093,114)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                5,184,731       14,067,871          1,813,850        1,166,954          21,995,144       61,142,990          30,665,259      37,211,313        39,715,024       72,483,931          34,435,395      225,408,992          12,796,351     134,497,553
     Net Transfers Between Sub-accounts                5,350,558        6,544,216            622,458           (8,959)         13,663,651      102,458,798         (40,202,270)    134,969,382       (45,241,189)     190,641,093         (31,309,910)     306,364,788         (29,172,956)    120,319,228
     Surrenders                                       (1,868,407)        (771,473)          (195,655)          (6,887)         (9,722,245)      (9,420,192)        (14,194,199)     (4,818,304)      (15,780,704)      (8,497,293)        (15,346,413)     (31,458,990)         (6,977,133)    (14,973,341)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                8,666,881       19,840,614          2,240,653        1,151,108          25,936,549      154,181,596         (23,731,210)    167,362,391       (21,306,869)     254,627,731         (12,220,928)     500,314,790         (23,353,738)    239,843,440
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                6,279,229       17,203,465          2,347,361        1,165,101         (30,662,397)     122,818,578         (52,987,851)    189,190,747       (63,751,480)     273,948,922        (190,312,465)     291,545,589        (129,356,467)    133,750,326
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              19,061,042        1,857,577          1,165,101                -         150,957,726       28,139,148         197,852,718       8,661,971       282,867,376        8,918,454         367,912,719       76,367,130         197,247,663      63,497,337
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 25,340,271     $ 19,061,042        $ 3,512,462      $ 1,165,101       $ 120,295,329    $ 150,957,726       $ 144,864,867   $ 197,852,718     $ 219,115,896    $ 282,867,376       $ 177,600,254    $ 367,912,719        $ 67,891,196   $ 197,247,663
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       Montgomery Variable           Nike First Trust                       ProFunds                              ProFunds                          ProFunds                             ProFunds                             ProFunds
                                                        Emerging Markets                    10 Uncommon Values               VP Bear                                  VP Biotechnology            VP Bull Plus                          VP Energy                           VP Europe 30
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended       * Jan. 22 thru      Year Ended        * Jan. 22 thru    Year Ended      * Jan. 22 thru     Year Ended        * Jan. 22 thru     Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (1,251,839)    $ (1,747,842)        $ (207,765)      $ (116,259)         $ (273,736)             $ -          $ (263,172)            $ -        $ (813,376)             $ -          $ (226,444)             $ -          $ (517,227)     $ (584,610)
     Net Realized Gain (Loss)                        (25,039,866)       7,393,861         (8,405,954)      (1,139,190)         (4,416,452)               -          (3,595,788)              -       (15,444,090)               -          (6,615,605)               -         (15,540,320)    (22,660,369)
     Net Unrealized Gain (Loss) On Investments        18,046,467      (45,116,417)         1,075,020       (4,928,560)           (256,646)               -            (932,166)              -           303,671                -             175,127                -             383,322        (730,325)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (8,245,238)     (39,470,398)        (7,538,699)      (6,184,009)         (4,946,834)               -          (4,791,126)              -       (15,953,795)               -          (6,666,922)               -         (15,674,225)    (23,975,304)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                5,842,932       24,148,970          2,222,692        6,576,664           2,101,562                -           3,846,811               -         5,208,432                -           3,259,535                -           4,206,872      10,816,556
     Net Transfers Between Sub-accounts                8,978,861       (6,108,393)        (3,128,858)      20,095,356          39,943,757                -          45,023,867               -        78,476,897                -          26,566,595                -          34,460,430      36,875,424
     Surrenders                                       (6,358,722)      (8,467,299)          (915,086)        (491,278)         (1,798,184)               -          (1,458,635)              -       (10,744,383)               -          (2,035,669)               -          (2,513,430)     (2,573,208)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                8,463,071        9,573,278         (1,821,252)      26,180,742          40,247,135                -          47,412,043               -        72,940,946                -          27,790,460                -          36,153,872      45,118,772
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  217,833      (29,897,120)        (9,359,951)      19,996,733          35,300,301                -          42,620,918               -        56,987,150                -          21,123,539                -          20,479,647      21,143,468
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              91,411,931      121,309,051         19,996,733                -                   -                -                   -               -                 -                -                   -                -          24,496,343       3,352,875
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 91,629,764     $ 91,411,931       $ 10,636,782     $ 19,996,733        $ 35,300,301              $ -        $ 42,620,918             $ -      $ 56,987,150              $ -        $ 21,123,539              $ -        $ 44,975,990    $ 24,496,343
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    ProFunds                            ProFunds                            ProFunds                              ProFunds                          ProFunds                             ProFunds                             ProFunds
                                                  VP Financial                        VP Healthcare                          VP OTC                            VP Real Estate                             VP Technology                    VP Telecommunications            VP Ultra OTC
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                 * Jan. 22 thru     Year Ended       * Jan. 22 thru     Year Ended       * Jan. 22 thru      Year Ended        * Jan. 22 thru    Year Ended      * Jan. 22 thru     Year Ended        * Jan. 22 thru     Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (163,113)             $ -         $ (226,581)             $ -          $ (498,418)             $ -          $ (295,700)            $ -        $ (138,025)             $ -           $ (73,634)             $ -        $ (1,233,847)   $ (2,324,406)
     Net Realized Gain (Loss)                           (641,632)               -         (3,459,024)               -          (6,794,357)               -          (2,900,074)              -        (2,691,357)               -          (3,869,339)               -        (278,197,101)    (55,958,488)
     Net Unrealized Gain (Loss) On Investments           221,919                -           (238,799)               -          (2,043,890)               -             480,503               -          (670,472)               -             (27,444)               -         173,772,698    (186,119,753)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (582,826)               -         (3,924,404)               -          (9,336,665)               -          (2,715,271)              -        (3,499,854)               -          (3,970,417)               -        (105,658,250)   (244,402,647)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                1,533,104                -          2,273,837                -           5,146,223                -           1,326,955               -         3,179,410                -             581,818                -          13,347,277      79,693,992
     Net Transfers Between Sub-accounts               20,267,584                -         35,933,389                -          74,805,518                -          42,203,923               -        15,984,600                -           8,060,490                -          84,177,959     218,424,736
     Surrenders                                       (1,363,848)               -         (1,653,263)               -          (3,262,230)               -          (2,145,936)              -          (743,841)               -            (534,972)               -          (5,113,029)    (13,322,303)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               20,436,841                -         36,553,963                -          76,689,511                -          41,384,943               -        18,420,168                -           8,107,336                -          92,412,207     284,796,425
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               19,854,014                -         32,629,559                -          67,352,846                -          38,669,672               -        14,920,314                -           4,136,919                -         (13,246,043)     40,393,778
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                       -                -                  -                -                   -                -                   -               -                 -                -                   -                -         108,909,026      68,515,248
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 19,854,014              $ -       $ 32,629,559              $ -        $ 67,352,846              $ -        $ 38,669,672             $ -      $ 14,920,314              $ -         $ 4,136,919              $ -        $ 95,662,983   $ 108,909,026
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    ProFunds                            ProFunds                           Prudential                              Rydex                              Rydex                               Rydex                                 WFVT
                                                       VP Ultra Small-Cap             VP Utilities                           SP Jennison Int'l Growth            Nova Fund                          OTC Fund                            Ursa Fund                                Equity Income Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended       * Jan. 22 thru     Year Ended        * May 1 thru       Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (517,085)      $ (461,182)        $ (188,356)             $ -            $ (7,337)             $ -         $ 3,891,125      $ (767,969)     $ (2,598,994)    $ (7,131,232)          $ 484,292        $ 258,316           $ (30,533)          $ 535
     Net Realized Gain (Loss)                         (9,799,957)     (21,412,447)        (5,454,542)               -             124,947                -         (29,004,737)    (29,716,218)     (190,587,036)     (73,766,556)          1,412,216        3,123,232              17,874          37,316
     Net Unrealized Gain (Loss) On Investments         6,815,091         (474,358)            30,080                -              44,005                -           1,245,099     (17,515,483)       82,700,844     (216,861,483)           (706,099)         864,577            (490,116)        143,799
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (3,501,951)     (22,347,987)        (5,612,818)               -             161,615                -         (23,868,513)    (47,999,670)     (110,485,186)    (297,759,271)          1,190,409        4,246,125            (502,775)        181,650
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                2,707,420       11,119,736          2,255,435                -             376,419                -           1,825,401      25,700,830         9,472,619      188,734,596             256,619        2,319,555           2,266,843       2,051,539
     Net Transfers Between Sub-accounts               57,103,288       34,327,715         17,755,381                -           1,590,594                -         (71,930,824)    102,316,679      (116,211,747)     165,208,195         (20,775,248)       1,943,165           3,328,085       1,654,901
     Surrenders                                       (2,492,033)      (2,911,983)        (1,490,045)               -            (104,799)               -          (6,313,228)    (13,406,033)      (12,005,925)     (37,558,898)           (548,893)      (1,143,642)           (589,129)       (189,062)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               57,318,676       42,535,468         18,520,771                -           1,862,214                -         (76,418,651)    114,611,476      (118,745,054)     316,383,893         (21,067,522)       3,119,078           5,005,798       3,517,378
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               53,816,724       20,187,481         12,907,953                -           2,023,829                -        (100,287,164)     66,611,806      (229,230,239)      18,624,622         (19,877,113)       7,365,203           4,503,024       3,699,028
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              29,923,850        9,736,369                  -                -                   -                -         125,858,116      59,246,310       334,701,417      316,076,795          24,110,882       16,745,679           5,053,288       1,354,260
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 83,740,574     $ 29,923,850       $ 12,907,953              $ -         $ 2,023,829              $ -        $ 25,570,952   $ 125,858,116     $ 105,471,178    $ 334,701,417         $ 4,233,769     $ 24,110,882         $ 9,556,312     $ 5,053,288
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

                                                      WFVT
                                                        Equity Value Fund
                                                ----------------------------------
                                                ----------------------------------
                                                   Year Ended       Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------
                                                ----------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (308,685)      $ (215,080)
     Net Realized Gain (Loss)                           (882,290)         108,867
     Net Unrealized Gain (Loss) On Investments        (2,805,085)       1,520,084
                                                ----------------------------------
                                                ----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (3,996,060)       1,413,871
                                                ----------------------------------
                                                ----------------------------------

     Transfers of Annuity Fund Deposits                2,099,096        5,174,757
     Net Transfers Between Sub-accounts               (5,097,653)      12,194,806
     Surrenders                                       (2,781,624)      (2,216,738)
                                                ----------------------------------
                                                ----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               (5,780,182)      15,152,825
                                                ----------------------------------
                                                ----------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (9,776,241)      16,566,696
                                                ----------------------------------
                                                ----------------------------------

NET ASSETS:
     Beginning of Period                              42,482,491       25,915,795
                                                ----------------------------------
                                                ----------------------------------
     End of Period                                  $ 32,706,250     $ 42,482,491
                                                ==================================
                                                ==================================

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 2001
----------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     American  Skandia  Life  Assurance  Corporation  Variable  Account  B - Class  1 (the  "Account")  is a  separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company").  The Account
     is registered  with the Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit investment trust.

     As of December 31, 2001, the Account consisted of seventy-eight  sub-accounts.  These financial statements report on seventy-eight  sub-accounts  offered in the LifeVest Personal Security Annuity,  the American Skandia Advisors
     Plan  Annuity,  the American  Skandia  Advisors  Plan II Annuity,  the  Imperium  Annuity,  the American  Skandia
     Protector Annuity,  the Emerald Choice Annuity,  American Skandia XTra Credit Annuity,  American Skandia LifeVest
     Annuity,  the Alliance Capital Navigator Annuity,  the Evergreen Skandia Harvester Annuity,  the American Skandia
     Advisor Plan II Premier  Annuity,  the Evergreen  Skandia  Harvester XTra Credit Annuity,  American  Skandia XTra
     Credit  Premier and  American  Skandia  Apex.  Each of the  seventy-eight  sub-accounts  invests only in a single corresponding  portfolio of either  American  Skandia Trust,  Montgomery  Variable  Series,  Wells Fargo Variable
     Trust, Rydex Variable Trust,  INVESCO Variable  Investment Funds, Inc.,  ProFunds VP, The Prudential Series Fund,
     Inc.,  Evergreen  Variable Annuity Trust,  First Defined  Portfolio Fund LLC or Davis Variable Account Fund, Inc.
     (the "Trusts").  American Skandia Investment  Services,  Incorporated,  an affiliate of American Skandia,  is the investment  manager for American  Skandia Trust,  while AIM Capital  Management,  Inc.,  Lord Abbett & Co., Janus
     Capital  Corporation,  J. P.  Morgan  Investment  Management  Inc.,  Neuberger  Berman  Management  Incorporated,
     Federated Investment  Counseling,  T. Rowe Price Associates,  Inc., T. Rowe Price  International,  Inc., Founders
     Asset  Management,  LLC,  Pacific  Investment  Management  Company,  INVESCO Funds Group Inc.,  American  Century
     Investment  Management,  Inc.,  Marsico  Capital  Management  LLC,  Cohen and Steers  Capital  Management,  Inc.,
     Massachusetts  Financial Services Company,  Sanford C. Bernstein & Co., LLC, Alliance Capital  Management,  L.P.,
     Fred Alger Management, Inc., GAMCO Investors, Inc., Zurich Scudder Investments,  Inc., Kinetics Asset Management,
     Inc., Pilgrim Baxter & Associates,  Goldman Sachs Asset Management,  Deutsche Asset Management,  Inc., and Strong
     Capital Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery  Variable  Series.  Wells Fargo Bank N.A. is the  investment  advisor for the Wells Fargo Variable
     Trust. PADCO Advisors II, Inc. is the investment advisor for the Rydex Variable Trust.  INVESCO Funds Group, Inc.
     is the investment advisor for the INVESCO Variable  Investment Funds, Inc. ProFund Advisors LLC is the investment advisor for ProFunds VP.  Evergreen  Investment  Management  Company is the  investment  advisor for Evergreen VA
     Strategic  Income,  Evergreen VA Equity  Index,  Evergreen  VA Blue Chip,  Evergreen  VA Omega,  Evergreen  Asset
     Management Corp. is the investment advisor for Evergreen VA Foundation, Evergreen VA Small Cap Value, and

1.   ORGANIZATION (continued)

     Evergreen VA Global Leaders.  Mentor Investment  Advisors LLC is the investment  advisor for Evergreen VA Capital
     Growth.  Meridian Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.  Mentor  Perpetual  Advisors LLC is the investment  advisor to Evergreen VA
     Perpetual  International.  Davis Selected  Advisers,  L.P. is the investment  advisor to Davis Value.  Prudential
     Investment Fund Management,  LLC/Jennison Associates,  LLC are the investment advisors for Prudential SP Jennison
     International Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities  referred to above are distributed by American  Skandia  Marketing,  Inc., an affiliate of American
     Skandia.

     During 2001, the following  sub-accounts  incurred a name change or sub-advisor  change:  AST Alger Growth merged into AST MFS  Growth;  AST Alger  Mid-Cap  Growth  merged  into AST  Alger  All-Cap  Growth,  AST  Goldman  Sachs
     Small-Cap Value (formerly AST Lord Abbett  Small-Cap  Value),  AST Scudder  Small-Cap Growth (formerly AST Kemper
     Small-Cap  Growth),  AST PBHG  Small-Cap  Growth  (formerly AST Janus  Small-Cap  Growth),  AST American  Century
     International  Growth II merged  into AST  American  Century  International  Growth,  AST DeAm  Small-Cap  Growth
     (formerly AST Scudder Small-Cap Growth), AST Strong International Equity

     (formerly AST AIM  International  Equity),  Evergreen VA International  Growth  (formerly  Evergreen VA Perpetual
     International)  and AST Money Market  sub-advised  by Wells Fargo Capital  Management,  Inc.  (formerly AST Money
     Market sub-advised by J.P. Morgan Investment Management).

 2.  VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the  current  period.  Transactions  are  accounted  for on the trade date and  dividend  income is recognized on an accrual basis.  Realized  gains and losses on sales of investments  are determined on a first-in first-out basis.

3.       ESTIMATES

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the
     United States requires that management make estimates and assumptions  that affect the reported amounts of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American  Skandia does not expect to incur any federal  income tax  liability on  earnings,  or realized  capital gains attributable to the Account; therefore,
     no charges for federal income taxes are currently  deducted from the Account.  If American  Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred,  it may make a charge for such taxes  against the  Account.  Under  current  laws,  American  Skandia may incur state and local income taxes (in addition  to  premium  tax) in  several  states.  The  Company  does not  anticipate  that  these  taxes  will be significant.  However,  American  Skandia  may make  charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal  Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the  diversification  requirements  under the  Internal  Revenue  Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification  requirements for variable annuity  contracts.  The Company believes the underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following  contract  charges are paid to American  Skandia,  which  provides  administrative  services to the
     Account:

     Mortality  and Expense  Risk  Charges - Charged  daily  against the Account at an annual rate of 1.25% of the net assets.

     Administrative  Fees - Charged daily  against the Account at an annual rate of .15% of the net assets.  An annual maintenance  fee of up to $35 is  deducted  at the  end of  each  contract  year  and on  surrender.  The  annual maintenance  fee may be less than $35 on certain  contracts,  and may be waived on some contracts  based on their account value.

     Transfer  Fees - Charged at a rate of $10 for each transfer  after the 20th for each  contractowner  account,  in each annuity year, as set forth in the respective prospectus'.

     Contingent Deferred Sales Charges, if applicable,  are computed as set forth in the respective prospectus' of the
     LifeVest  Personal Security  Annuity,  the American Skandia Advisors Plan Annuity,  the American Skandia Advisors
     Plan II Annuity,  the Imperium  Annuity,  the American  Skandia  Protector  Annuity,  the Emerald Choice Annuity,
     American Skandia XTra Credit Annuity,  American Skandia LifeVest Annuity, the Alliance Capital Navigator Annuity,
     the Evergreen  Skandia  Harvester  Annuity,  the American Skandia Advisor Plan II Premier Annuity,  the Evergreen
     Skandia Harvester XTra Credit Annuity, American Skandia

6.   CONTRACT CHARGES (continued)

     XTra Credit Premier and American Skandia Apex.  These charges may be imposed on the full or partial surrender of certain  contracts.  There is no contingent  deferred  sales charge if all premiums were received at least eight or nine complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                AST- AIM                                 AST-Alger                                  AST - Alger                                 AST - Alger                                      AST - Alliance Bernstein                AST - Alliance                               AST - Alliance
                                                                Balanced                              All-Cap Growth                                  Growth                                   Mid-Cap Growth                               Growth & Value                                   Growth                                  Growth & Income
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Jan. 1 thru          Year Ended             Jan. 1 thru           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Feb. 16, 2001 **       Dec. 31, 2000         Feb. 16, 2001 **      Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          30,290,413         23,102,272            28,229,631                    -              138,664,577                   -              88,470,750                    -                       -                   -                25,796,792           17,059,819            53,536,296            52,766,579
Units Purchased                                                     3,102,528          7,119,034             6,515,621           15,572,565                  401,928             659,052                 244,391              435,428                 727,148                   -                 3,365,083            4,793,115             5,632,354             5,740,035
Units Transferred Between Sub-accounts                             (3,158,731)         3,465,328           102,133,195           14,041,924             (137,235,305)        139,959,589             (87,578,961)          89,067,748               2,718,437                   -                 2,344,458            5,449,744             9,585,170                11,210
Units Surrendered                                                  (3,592,789)        (3,396,221)          (11,435,531)          (1,384,858)              (1,831,200)         (1,954,064)             (1,136,181)          (1,032,426)                (93,750)                  -                (2,028,076)          (1,505,886)           (5,630,504)           (4,981,528)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                26,641,422         30,290,413           125,442,916           28,229,631                        -         138,664,577                       -           88,470,750               3,351,836                   -                29,478,257           25,796,792            63,123,316            53,536,296
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  AST - American Century                     AST - American Century                     AST - American Century                       AST - American Century                        AST - Cohen & Steers                    AST - DeAm                                           AST - Federated
                                                            Income & Growth                                  International Growth I                     International Growth II              Strategic Balanced                              Real Estate                                Small-Cap Growth                                       Aggressive Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Jan.1 thru           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Sep. 24, 2001 **       Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          32,388,202         21,361,995            17,007,352            6,855,601               26,340,548          28,704,924              14,498,180           13,944,535              11,891,188           6,224,365                63,621,279           53,349,003               196,575                     -
Units Purchased                                                     2,662,910          9,503,127             3,854,740            5,938,888                  210,963           1,525,058               1,308,335            2,540,017               1,458,533           1,783,109                 4,092,149           12,668,203               929,555                31,795
Units Transferred Between Sub-accounts                             (5,267,004)         3,489,536            18,553,959            5,040,621              (24,868,122)         (1,589,145)               (319,592)            (717,794)               (205,556)          4,496,188                  (547,390)           3,826,659             5,506,043               165,027
Units Surrendered                                                  (2,397,830)        (1,966,456)           (1,928,626)            (827,758)              (1,683,389)         (2,300,289)             (1,117,027)          (1,268,578)               (875,739)           (612,474)               (6,462,246)          (6,222,586)             (133,107)                 (247)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                27,386,278         32,388,202            37,487,425           17,007,352                        -          26,340,548              14,369,895           14,498,180              12,268,426          11,891,188                60,703,791           63,621,279             6,499,066               196,575
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - Federated                           AST - Founders                               AST - Gabelli                               AST - Gabelli                                       AST - Goldman Sachs                   AST - Invesco                                 AST - JanCap
                                                            High Yield Bond                              Passport                                  All-Cap Value                              Small-Cap Value                              Small-Cap Value                               Equity Income                                    Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          36,914,825         41,588,401            16,245,805            8,818,599                1,273,094                   -              23,298,524           21,340,168              15,193,053           6,597,544                50,171,495           46,660,160            99,250,773            94,850,623
Units Purchased                                                     3,668,971          5,243,661             1,316,292            6,371,241                3,117,563             199,495               3,698,142            2,636,286               3,347,561           2,903,934                 4,464,351            6,485,913             4,811,511            16,634,541
Units Transferred Between Sub-accounts                              2,289,552         (6,334,429)           (2,746,101)           2,113,181               11,392,943           1,083,314              10,853,421              920,717               9,321,807           6,271,107                (1,405,421)           1,073,082           (11,448,417)           (3,643,238)
Units Surrendered                                                  (3,742,881)        (3,582,808)           (1,188,733)          (1,057,216)                (849,031)             (9,715)             (2,366,557)          (1,598,647)             (1,641,562)           (579,532)               (4,634,462)          (4,047,660)           (8,497,647)           (8,591,153)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                39,130,467         36,914,825            13,627,264           16,245,805               14,934,570           1,273,094              35,483,530           23,298,524              26,220,860          15,193,053                48,595,962           50,171,495            84,116,221            99,250,773
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              AST - Janus                               AST - Janus                                 AST - Janus                                AST - Kinetics                             AST - Lord Abbett                              AST - Marsico                                  AST - MFS
                                                             Mid-Cap Growth                                     Overseas Growth                   Strategic Value                                 Internet                                  Bond Debenture                               Capital Growth                               Global Equity
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           9,426,102                  -            57,327,711           61,117,418                  586,058                   -                 116,363                    -                 650,253                   -                94,627,691           78,684,943             2,803,013               116,756
Units Purchased                                                     5,347,823          4,549,468               456,292            7,430,557                1,661,561             120,529                 130,170               23,995               1,612,099              34,974                 7,170,213           21,621,804             1,521,462             1,428,941
Units Transferred Between Sub-accounts                              3,232,113          5,048,195           (13,524,553)          (6,940,931)               2,579,871             466,510                 193,064               92,835               3,510,172             630,083                (9,008,743)             276,496             1,860,812             1,335,516
Units Surrendered                                                    (960,262)          (171,561)           (3,752,032)          (4,279,333)                (251,932)               (981)                (50,246)                (467)               (265,542)            (14,804)               (6,893,359)          (5,955,552)             (378,720)              (78,200)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                17,045,776          9,426,102            40,507,419           57,327,711                4,575,558             586,058                 389,350              116,363               5,506,982             650,253                85,895,802           94,627,691             5,806,567             2,803,013
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               AST - MFS                                 AST - MFS                                      AST                                         AST - Neuberger & Berman                     AST - Neuberger & Berman                  AST - PBHG                                  AST - PIMCO
                                                                 Growth                                        Growth with Income                  Money Market                                Mid-Cap Growth                               Mid-Cap Value                               Small-Cap Growth                                     Limited Maturity Bond
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ---------------------------------------------------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ---------------------------------------------------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           7,515,486            409,467             6,937,627              741,323              172,493,206         187,609,708              26,517,850           13,460,525              44,558,699          37,864,586                25,535,093           32,134,969            31,046,956            32,560,943
Units Purchased                                                     6,309,440          4,001,534             3,671,228            3,806,195               98,647,297         172,045,225               2,976,459            6,576,802               4,584,279           4,112,369                   241,528            1,691,590             6,855,556             4,573,653
Units Transferred Between Sub-accounts                            115,724,161          3,271,065             2,045,719            2,523,569              (19,943,222)       (154,154,744)             (1,796,065)           8,088,785               2,685,173           6,160,891                  (919,484)          (6,280,218)            9,094,823            (2,252,122)
Units Surrendered                                                 (11,832,845)          (166,580)             (757,886)            (133,460)             (66,585,222)        (33,006,983)             (1,981,080)          (1,608,262)             (4,529,838)         (3,579,147)               (1,808,315)          (2,011,248)           (4,586,528)           (3,835,518)
                                                           ------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           ------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                               117,716,242          7,515,486            11,896,688            6,937,627              184,612,059         172,493,206              25,717,164           26,517,850              47,298,313          44,558,699                23,048,821           25,535,093            42,410,807            31,046,956
                                                           ==============================================================================================================================   ==========================================   =========================================   ============================================   =========================================
                                                           ==============================================================================================================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              AST - PIMCO                                   AST - Sanford Bernstein                     AST - Sanford Bernstein                AST - Scudder                                 AST - Strong                             AST - T. Rowe Price                                     AST - T. Rowe Price
                                                           Total Return Bond                            Core Value                               Managed Index 500                                 Japan                                 International Equity                           Asset Allocation                               Global Bond
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          82,545,240         73,530,507                     -                    -               48,835,089          39,825,951                  84,394                    -              19,112,622          16,903,883                19,704,198           22,002,028            11,219,502            12,533,037
Units Purchased                                                    15,056,609         10,867,479               704,077                    -                5,069,774           8,462,705                 248,162                6,590               1,848,546           4,210,289                 1,323,360            2,308,846               711,946             1,007,702
Units Transferred Between Sub-accounts                             10,639,157          5,273,481             3,588,544                    -               (1,910,618)          3,790,669                 280,195               77,885              (1,616,948)            (64,138)               (1,624,610)          (2,588,933)           (1,280,775)           (1,210,212)
Units Surrendered                                                  (9,212,542)        (7,126,227)              (84,752)                   -               (3,975,524)         (3,244,236)                (16,521)                 (81)             (1,955,360)         (1,937,412)               (1,823,841)          (2,017,743)             (982,611)           (1,111,025)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                99,028,465         82,545,240             4,207,869                    -               48,018,721          48,835,089                 596,230               84,394              17,388,860          19,112,622                17,579,107           19,704,198             9,668,062            11,219,502
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           AST - T. Rowe Price                             Davis                                   Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA
                                                                     Natural Resources                  Value Fund                                Blue Chip Fund                                       Capital Growth Fund                Equity Index Fund                             Foundation Fund                                       Global Leaders Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           6,520,983          6,201,327               195,203                    -                  351,338                   -                 268,886                    -                 302,954                   -                   755,890                    -               887,758                23,101
Units Purchased                                                       856,718            891,162               311,615              168,437                  236,515             323,390                 399,128              258,526                 203,742             259,407                   330,065              667,039               423,719               462,902
Units Transferred Between Sub-accounts                               (155,294)           (79,604)              120,786               27,420                  (42,273)             31,182                 138,858               11,222                  27,889              44,420                   (28,197)              92,253               286,608               446,486
Units Surrendered                                                    (657,319)          (491,902)               (9,876)                (654)                 (19,278)             (3,234)                (18,475)                (862)                 (8,294)               (873)                  (37,959)              (3,402)              (77,709)              (44,731)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 6,565,088          6,520,983               617,727              195,203                  526,302             351,338                 788,396              268,886                 526,290             302,954                 1,019,799              755,890             1,520,376               887,758
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen VA                             Evergreen VA                                Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 INVESCO VIF
                                                                 International Growth Fund              Omega Fund                                   Perpetual International Fund                     Small-Cap Value Fund               Special Equity Fund                                    Strategic Income Fund                 Dynamics Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended           * May 1 thru         Year Ended              Jan. 1 thru          Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000           Aug. 3, 2001 **       Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -             1,637,475                    -                   57,408                   -                  65,490                    -               1,731,145             152,342                   118,558                    -            11,409,827             2,022,585
Units Purchased                                                           352                  -               753,689            1,515,312                    5,413              56,131                 139,848               66,275                 502,070           1,109,747                   169,127              120,079             2,069,898             3,969,062
Units Transferred Between Sub-accounts                                 45,099                  -               291,113              133,633                  (62,667)              1,425                  59,486                 (350)                485,545             529,633                    62,145                 (810)              855,017             6,027,609
Units Surrendered                                                         (93)                 -               (96,430)             (11,470)                    (153)               (148)                 (5,851)                (435)               (178,699)            (60,577)                   (8,514)                (711)             (943,082)             (609,429)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                    45,358                  -             2,585,848            1,637,475                        -              57,408                 258,972               65,490               2,540,062           1,731,145                   341,316              118,558            13,391,660            11,409,827
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              INVESCO VIF                               INVESCO VIF                                 INVESCO VIF                                 INVESCO VIF                                        Montgomery Variable                  Nike First Trust                                 ProFunds
                                                                  Financial Services Fund                     Health Sciences Fund                Technology Fund                                    Telecommunications Fund               Emerging Markets                                      10 Uncommon Values                      VP Bear
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended           * Jan. 22 thru        Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          14,091,636            759,104            19,381,405              786,518               29,491,113           4,622,242              17,856,118            4,184,526              12,899,472          12,060,036                 2,690,435                    -                     -                     -
Units Purchased                                                     2,323,790          3,005,893             3,114,993            5,378,661                3,765,519          12,017,020               1,521,290            8,069,101                 836,538           2,474,507                   387,125              706,560               178,199                     -
Units Transferred Between Sub-accounts                             (3,730,125)        10,722,351            (3,872,295)          13,821,022               (4,746,368)         14,569,486              (4,891,395)           6,537,477               1,308,684            (710,436)                 (650,993)           2,039,296             3,035,152                     -
Units Surrendered                                                  (1,073,253)          (395,712)           (1,204,962)            (604,796)              (1,857,642)         (1,717,635)               (932,854)            (934,986)               (949,559)           (924,635)                 (171,302)             (55,421)             (153,454)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                11,612,048         14,091,636            17,419,141           19,381,405               26,652,622          29,491,113              13,553,158           17,856,118              14,095,135          12,899,472                 2,255,266            2,690,435             3,059,897                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                                 ProFunds                                    ProFunds                                     ProFunds                                     ProFunds                                     ProFunds                                     ProFunds
                                                            VP Biotechnology                           VP Bull Plus                                  VP Energy                                  VP Europe 30                                 VP Financial                                VP Healthcare                                    VP OTC
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                             * Jan. 22 thru       Year Ended          * Jan. 22 thru        Year Ended            * Jan. 22 thru         Year Ended              Year Ended           Year Ended            * Jan. 22 thru        Year Ended             * Jan. 22 thru          Year Ended           * Jan. 22 thru        Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -                     -                    -                        -                   -               2,327,562              273,963                       -                   -                         -                    -                     -                     -
Units Purchased                                                       438,847                  -               667,858                    -                  296,483                   -                 482,197              901,380                 158,798                   -                   239,023                    -               842,812                     -
Units Transferred Between Sub-accounts                              4,815,995                  -             8,305,636                    -                2,178,531                   -               3,192,410            1,373,170               2,142,715                   -                 3,423,390                    -            11,406,396                     -
Units Surrendered                                                    (161,607)                 -            (1,344,675)                   -                 (175,865)                  -                (290,406)            (220,951)               (147,407)                  -                  (173,316)                   -              (568,019)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 5,093,235                  -             7,628,819                    -                2,299,149                   -               5,711,763            2,327,562               2,154,106                   -                 3,489,097                    -            11,681,189                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                                 ProFunds                                    ProFunds                                     ProFunds                                     ProFunds                                     ProFunds                                    Prudential
                                                             VP Real Estate                            VP Technology                                     VP Telecommunications                  VP Ultra OTC                              VP Ultra Small-Cap                              VP Utilities                                      SP Jennison Int'l Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                             * Jan. 22 thru       Year Ended          * Jan. 22 thru        Year Ended            * Jan. 22 thru         Year Ended              Year Ended           Year Ended              Year Ended          Year Ended             * Jan. 22 thru          Year Ended            * May 1 thru         Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -                     -                    -                        -                   -              17,597,528            2,906,024               3,258,574             813,904                         -                    -                     -                     -
Units Purchased                                                       104,086                  -               519,443                    -                   71,983                   -               5,306,142            4,076,427                 309,225             951,343                   203,225                    -                50,304                     -
Units Transferred Between Sub-accounts                              3,670,794                  -             2,120,912                    -                  578,239                   -              29,347,431           11,438,688               6,742,566           1,758,770                 1,510,934                    -               237,344                     -
Units Surrendered                                                    (182,045)                 -              (116,060)                   -                  (67,157)                  -              (2,126,405)            (823,611)               (299,884)           (265,443)                 (124,815)                   -               (13,805)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 3,592,834                  -             2,524,295                    -                  583,065                   -              50,124,696           17,597,528              10,010,482           3,258,574                 1,589,344                    -               273,843                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
                                                                 Rydex                                     Rydex                                       Rydex                                        WFVT                                         WFVT
                                                               Nova Fund                                 OTC Fund                                    Ursa Fund                               Equity Income Fund                           Equity Value Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          14,799,352          5,474,129            32,179,793           18,520,440                2,269,599           1,803,669                 502,986              136,006               4,442,888           2,826,839
Units Purchased                                                       200,713          2,485,894               947,085           10,862,830                   23,427             237,416                 226,735              208,581                 204,622             527,611
Units Transferred Between Sub-accounts                            (10,154,425)         8,190,715           (15,735,204)           5,100,518               (1,894,400)            352,644                 338,967              176,174                (653,658)          1,292,554
Units Surrendered                                                    (855,022)        (1,351,386)           (1,525,627)          (2,303,995)                 (47,139)           (124,130)                (48,752)             (17,775)               (287,983)           (204,116)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 3,990,618         14,799,352            15,866,046           32,179,793                  351,487           2,269,599               1,019,937              502,986               3,705,869           4,442,888
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for year ended
December 31, 2001 were as follows:

                                                                        2001
                                                                   --------------------------------
                                                                   --------------------------------
                                                                      Purchases         Sales
                                                                   --------------------------------
                                                                   --------------------------------

            AST - AIM Balanced                                       $ 152,380,597   $ 209,117,441
            AST - Alger All-Cap Growth                               1,004,532,140     363,301,477
            AST - Alger Growth                                           7,135,294   1,336,613,917
            AST - Alger Mid-Cap Growth                                   2,603,400     875,785,741
            AST - Alliance Bernstein Growth & Value                     46,779,035      15,937,531
            AST - Alliance Growth                                      386,945,374     240,492,121
            AST - Alliance Growth & Income                             789,069,687     317,206,068
            AST - American Century Income & Growth                      61,839,317     128,020,302
            AST - American Century International Growth I              778,469,954     512,691,701
            AST - American Century International Growth II             179,443,408     341,676,854
            AST - American Century Strategic Balanced                   55,642,321      50,987,296
            AST - Cohen & Steers Real Estate                           123,591,498     114,980,006
            AST - DeAm Small-Cap Growth                              1,264,025,267   1,181,221,216
            AST - Federated Aggressive Growth                           60,630,450      16,036,134
            AST - Federated High Yield Bond                            462,865,306     386,033,379
            AST - Founders Passport                                    158,708,992     195,843,434
            AST - Gabelli All-Cap Value                                227,689,982      88,728,531
            AST - Gabelli Small-Cap Value                              503,562,874     310,923,998
            AST - Goldman Sachs Small-Cap Value                        332,912,280     166,701,211
            AST - Invesco Equity Income                                398,152,735     397,570,892
            AST - JanCap Growth                                        957,596,313   1,426,103,787
            AST - Janus Mid-Cap Growth                                 140,144,804      94,920,593
            AST - Janus Overseas Growth                                504,953,618     512,920,457
            AST - Janus Strategic Value                                 74,225,343      34,898,123
            AST - Kinetics Internet                                     13,782,966      11,098,129
            AST - Lord Abbett Bond Debenture                            88,090,325      38,552,544
            AST - Marsico Capital Growth                               551,589,020     660,840,721
            AST - MFS Global Equity                                     91,879,008      64,229,046
            AST - MFS Growth                                         1,466,371,299     362,076,161
            AST - MFS Growth with Income                                89,538,236      41,729,183
            AST - Money Market                                       8,891,575,604   8,679,262,534
            AST - Neuberger & Berman Mid-Cap Growth                    751,199,462     680,304,762
            AST - Neuberger & Berman Mid-Cap Value                     493,502,716     392,979,138
            AST - PBHG Small-Cap Growth                                205,143,647     179,100,179
            AST - PIMCO Limited Maturity Bond                          520,799,649     353,612,738
            AST - PIMCO Total Return Bond                              858,320,788     563,308,357
            AST - Sanford Bernstein Core Value                          50,730,970       9,195,298
            AST - Sanford Bernstein Managed Index 500                  341,300,397     343,612,776
            AST - Scudder Japan                                         51,421,894      47,980,586
            AST - Strong International Equity                          750,858,128     742,551,881
            AST - T. Rowe Price Asset Allocation                        95,648,193      90,666,652
            AST - T. Rowe Price Global Bond                             34,821,307      52,765,546
            AST - T. Rowe Price Natural Resources                       83,608,644      69,451,752
            Davis Value Fund                                             4,016,780         259,905
            Evergreen - VA Blue Chip Fund                                2,020,967         595,676
            Evergreen - VA Capital Growth Fund                           6,059,709         203,201
            Evergreen - VA Equity Index Fund                             2,469,705         503,947
            Evergreen - VA Foundation Fund                               3,365,713         872,057
            Evergreen - VA Global Leaders Fund                          31,015,806      25,223,130
            Evergreen - VA International Growth Fund                       489,281          30,846
            Evergreen - VA Omega Fund                                    8,116,093       1,605,132
            Evergreen - VA Perpetual International Fund                     88,095         486,094
            Evergreen - VA Small-Cap Value Fund                          2,871,527         152,883
            Evergreen - VA Special Equity Fund                          25,273,454      16,955,307
            Evergreen - VA Strategic Income Fund                         2,699,898         296,763
            INVESCO - VIF Dynamics Fund                              $ 660,776,759   $ 636,645,790
            INVESCO - VIF Financial Services Fund                      133,582,296     159,236,162
            INVESCO - VIF Health Sciences Fund                         246,634,265     270,340,600
            INVESCO - VIF Technology Fund                              297,992,401     313,609,687
            INVESCO - VIF Telecommunications Fund                      387,770,463     412,895,251
            Montgomery - Emerging Markets                              115,936,768     108,725,536
            Nike - First Trust 10 Uncommon Values                        9,515,145      11,544,163
            ProFunds - VP Bear                                         356,638,985     316,665,586
            ProFunds - VP Biotechnology                                214,180,490     167,031,618
            ProFunds - VP Bull Plus                                    427,870,143     355,742,574
            ProFunds - VP Energy                                       150,974,302     123,410,285
            ProFunds - VP Europe 30                                    291,009,900     255,373,256
            ProFunds - VP Financial                                    139,177,115     118,903,388
            ProFunds - VP Healthcare                                   178,088,101     141,760,719
            ProFunds - VP OTC                                          432,324,337     356,133,245
            ProFunds - VP Real Estate                                  187,980,338     146,891,095
            ProFunds - VP Technology                                   151,882,349     133,600,206
            ProFunds - VP Telecommunications                            78,405,502      70,371,800
            ProFunds - VP Ultra OTC                                    224,918,891     133,740,530
            ProFunds - VP Ultra Small-Cap                              286,358,293     229,556,703
            ProFunds - VP Utilities                                    121,000,876     102,668,460
            Prudential - SP Jennison Int'l Growth                       29,458,670      27,603,712
            Rydex - Nova Fund                                          119,707,999     192,235,524
            Rydex - OTC Fund                                           101,698,388     223,042,434
            Rydex - Ursa Fund                                           58,747,434      79,330,664
            WFVT - Equity Income Fund                                    9,749,589       4,545,697
            WFVT - Equity Value Fund                                    30,724,779      36,813,647
                                                                   --------------------------------
                                                                   --------------------------------
                                                                   $ 29,635,673,849$ 27,877,633,466
                                                                   ================================
                                                                   ================================

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

                                                   # Of Units Outstanding        Net Asset Value            Net            Expense     Investment      Total
                                                   ----------------------        ---------------
Fund Name                                       Dec. 31, 2001   Dec. 31, 2000    Lowest    Highest         Assets           Ratio     Income Ratio*   Return*
----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

American Skandia Trust (AST):
AIM Balanced                                        26,641,422    30,290,413    $ 10.07   $ 13.81        $ 463,184,439       1.25%           2.72%  -12.97%
Alger All-Cap Growth                               125,442,916    28,229,631       4.59      7.00          695,157,974       1.25%               -  -17.84%
Alger Growth 1                                            -      138,664,577       9.19     10.17                    -           -           0.56%   0.16%
Alger Mid-Cap Growth 2                                    -       88,470,750       8.96     10.30                    -           -               -   0.19%
Alliance Bernstein Growth & Value                    3,351,836             -       8.00     10.06           32,273,758       1.25%               -   -2.49%
Alliance Growth                                     29,478,257    25,796,792       7.84     16.36          430,799,551       1.25%               -   62.12%
Alliance Growth & Income                            63,123,316    53,536,296      15.71     22.81        1,778,634,952       1.25%           0.51%  -49.11%
American Century Income & Growth                    27,386,278    32,388,202      10.00     13.46          352,096,097       1.25%           0.74%   -9.79%
Amercian Century International Growth I             37,487,425    17,007,352      10.74     17.98          481,587,232       1.25%           0.41%  -28.24%
American Century International Growth II 3                        26,340,548       5.94     12.28                    -           -           0.93%  -26.27%
American Century Strategic Balanced                 14,369,895    14,498,180      11.38     14.07          193,957,064       1.25%           1.90%   -5.15%
Cohen & Steers Realty                               12,268,426    11,891,188       9.20     10.71          129,275,923       1.25%           3.06%   1.41%
DeAm Small-Cap Growth                               60,703,791    63,621,279       5.69     11.85          513,314,354       1.25%               -  -29.43%
Federated Aggressive Growth                          6,499,066       196,575       5.28     10.06           46,167,956       1.25%           0.02%  -21.73%
Federated High Yield Bond                           39,130,467    36,914,825       8.36     10.46          494,603,861       1.25%          10.89%   -1.26%
Founders Passport                                   13,627,264    16,245,805       8.56     14.91          146,801,965       1.25%               -  -33.17%
Gabelli All-Cap Value                               14,934,570     1,273,094       8.60     10.86          144,955,652       1.25%           0.03%   -3.55%
Gabelli Small-Cap Value                             35,483,530    23,298,524      10.86     13.79          499,641,677       1.25%           0.48%   5.48%
Goldman Sachs Small-Cap Value                       26,220,860    15,193,053      12.75     15.68          396,338,558       1.25%               -   8.37%
Invesco Equity Income                               48,595,962    50,171,495      13.67     17.99          964,044,028       1.25%           2.30%   -9.87%
JanCap Growth                                       84,116,221    99,250,773      19.36     38.54        2,331,057,650       1.25%               -  -32.63%
Janus Mid-Cap Growth                                17,045,776     9,426,102       3.31      7.85           66,137,168       1.25%           0.08%  -41.01%
Janus Overseas Growth                               40,507,419    57,327,711       8.48     19.71          548,295,456       1.25%           6.01%  -24.62%
Janus Strategic Value                                4,575,558       586,058       7.98     10.43           41,867,147       1.25%           0.06%   -6.86%
Kinetics Internet                                      389,350       116,363       7.40      8.73            3,208,454       1.25%               -   2.90%
Lord Abbett Bond Debenture                           5,506,982       650,253       9.85     10.62           56,635,959       1.25%           0.04%   1.59%
Marsico Capital Growth                              85,895,802    94,627,691      11.53     18.26        1,180,585,665       1.25%               -  -22.81%
MFS Global Equity                                    5,806,567     2,803,013     $ 7.75   $ 10.41      $ 51,931,371.00       1.25%               -  -11.23%
MFS Growth                                         117,716,242     7,515,486       6.70     10.79       943,892,034.00       1.25%               -  -22.78%
MFS Growth with Income                              11,896,688     6,937,627       7.63     10.54          102,759,926       1.25%           0.13%  -16.65%
Money Market                                       184,612,059   172,493,206       1.00      1.00        2,445,129,183       1.25%           3.59%   2.32%
Neuberger & Berman Mid-Cap Growth                   25,717,164    26,517,850      10.57     22.61          487,415,278       1.25%               -  -26.83%
Neuberger & Berman Mid-Cap Value                    47,298,313    44,558,699      13.08     16.62       953,653,982.00       1.25%           0.14%   -4.39%
PBHG Small-Cap Growth                               23,048,821    25,535,093      11.87     22.48       457,181,229.00       1.25%               -   -7.78%
Pimco Limited Maturity Bond                         42,410,807    31,046,956      10.65     11.39          577,333,950       1.25%           4.57%   6.46%
Pimco Total Return Bond                             99,028,465    82,545,240      11.15     12.27        1,530,902,033       1.25%           4.73%   7.34%
Sanford Bernstein Core Value                         4,207,869             -       8.74     10.33           42,266,883       1.25%               -   0.30%
Sanford Bernstein Managed Index 500                 48,018,721    48,835,089       9.47     12.91          577,437,079       1.25%           0.22%  -11.28%
Scudder Japan                                          596,230        84,394       4.99      8.25            3,035,133       1.25%               -  -38.31%
Strong International Equity                         17,388,860    19,112,622      13.37     22.45          422,244,622       1.25%           0.19%  -23.83%
T. Rowe Price Asset Allocation                      17,579,107    19,704,198      13.39     18.69          319,046,785       1.25%           3.10%   -6.13%
T. Rowe Price Global Bond                            9,668,062    11,219,502       9.16     10.02          102,653,229       1.25%               -   1.22%
T. Rowe Price Natural Resources                      6,565,088     6,520,983      12.76     17.23          129,428,870       1.25%           1.14%   -0.71%
Davis Funds:
Davis Value Fund                                       617,727       195,203       8.27     11.27            5,402,164       1.25%               -  -12.01%
Evergreen Funds:
VA Blue Chip Fund                                      526,302       351,338       6.37      8.97            3,891,203       1.25%           0.32%  -17.78%
VA Capital Growth Fund                                 788,396       268,886      12.03     16.82            8,358,559       1.25%           0.44%  -14.17%
VA Equity Index Fund                                   526,290       302,954       7.60     10.72            4,326,928       1.25%           1.24%  -13.20%
VA Foundation Fund                                   1,019,799       755,890      12.19     14.63            8,870,162       1.25%           2.32%   -9.85%
VA Global Leaders Fund                               1,520,376       887,758      10.30     14.57           13,688,682       1.25%           0.28%  -14.64%
VA International Growth Fund                            45,358           -         8.49     10.15              421,638       1.25%           0.47%  -16.80%
VA Omega Fund                                        2,585,848     1,637,475      10.00     17.42           17,341,986       1.25%               -  -10.73%
VA Perpetual International Fund4                            -         57,408      12.24     16.02                    -           -           0.75%  -21.21%
VA Small-Cap Value Fund                                258,972        65,490      10.66     13.27            3,690,353           -           0.33%   16.46%
VA Special Equity Fund                               2,540,062     1,731,145       7.97     10.59           25,340,271       1.25%               -   -9.39%
VA Strategic Income Fund                               341,316       118,558     $ 8.98    $ 9.61       $ 3,512,462.00       1.25%           8.57%   4.72%
INVESCO Variable Investment Funds:
VIF Dynamics Fund                                   13,391,660    11,409,827       9.40     19.23       120,295,329.00       1.25%               -  -32.10%
VIF Financial Services Fund                         11,612,048    14,091,636      10.30     13.91          144,864,867       1.25%           0.22%  -11.15%
VIF Health Sciences Fund                            17,419,141    19,381,405      14.84     20.24          219,115,896       1.25%           0.33%  -13.81%
VIF Technology Fund                                 26,652,622    29,491,113      10.74     32.11          177,600,254       1.25%               -  -39.68%
VIF Telecommunications Fund                         13,553,158    17,856,118       4.52     14.53           67,891,196       1.25%               -  -59.85%
Montgomery Variable Series:
Emerging Markets                                    14,095,135    12,899,472       5.57      8.64           91,629,764       1.25%               -   -8.26%
NIKE:
First Trust 10 Uncommon Values                       2,255,266    2,690,435        4.36      9.10        10,636,782.00       1.25%               -  -36.54%
Profunds:
VP Bear                                              3,059,897            -      10.00      41.99        35,300,301.00       1.25%               -   14.48%
VP Biotechnology                                     5,093,235            -      10.00      32.25           42,620,918       1.25%               -  -15.38%
VP Bull Plus                                         7,628,819            -      10.00      30.99           56,987,150       1.25%               -  -23.84%
VP Energy                                            2,299,149            -      10.00      34.72           21,123,539       1.25%               -   -7.66%
VP Europe 30                                         5,711,763    2,327,562      10.00      32.88           44,975,990       1.25%               -  -25.18%
VP Financial                                         2,154,106            -      10.00      31.22           19,854,014       1.25%               -   -7.38%
VP Healthcare                                        3,489,097            -      10.00      31.16           32,629,559       1.25%               -   -6.11%
VP OTC                                             11,681,189             -      10.00      30.94           67,352,846       1.25%               -  -39.90%
VP Real Estate                                       3,592,834            -      10.00      34.23           38,669,672       1.25%               -   7.19%
VP Technology                                        2,524,295            -      10.00      30.88            4,136,919       1.25%               -  -38.54%
VP Telecommunications                                  583,065           -       10.00      30.27           95,662,983       1.25%               -  -27.38%
VP Ultra OTC                                        50,124,696    17,597,528      2.64      19.76           83,740,574       1.25%               -  -69.16%
VP Ultra Small-Cap                                  10,010,482     3,258,574     10.00      30.43           14,920,314       1.25%               -   -8.91%
VP Utilities                                         1,589,344            -      10.00      33.29           12,907,953       1.25%               -  -17.70%
Prudential Funds:
SP Jennison Int'l Growth                               273,843           -        4.70      10.00           2,023,829        1.25%           0.11%  -17.52%
Rydex Inc:
Nova Fund                                            3,990,618   14,799,352     $ 6.79   $ 14.67      $ 25,570,952.00        1.25%           8.28%  -24.65%
OTC Fund                                            15,866,046   32,179,793      10.63     26.62          105,471,178        1.25%               -  -36.09%
Ursa Fund                                              351,487    2,269,599       5.86      7.56            4,233,769        1.25%           6.29%   13.38%
Wells Fargo Variable Trust (WFVT):
Equity Income Fund                                   1,019,937      502,986      13.37     17.33            9,556,312        1.25%           1.05%   -6.74%
Equity Value Fund                                    3,705,869    4,442,888       7.70     10.07           32,706,250        1.25%           0.59%   -7.70%

--------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

Footnotes:
----------
1 - Alger Growth merged into MFS Growth as of 2/16/01.
2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
3 - American Century International Growth II merged into American Century International Growth on 9/24/01
4 - Evergreen VA Perpetual International  merged into Evergreen VA International Growth on 8/3/2001

* Annualized

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  Stagecoach Extra Credit Variable Annuity, a flexible premium deferred annuity (the "Annuity") offered by
American Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us") exclusively through Wells Fargo Bank, N.A.
The Annuity may be offered as an individual  annuity  contract or as an interest in a group annuity.  This Prospectus  describes the important  features of the Annuity and what you should  consider  before  purchasing the Annuity.  We have also filed a Statement of
Additional  Information  that is available from us, without charge,  upon your request.  The contents of the Statement of Additional
Information  are  described on page 56. The Annuity or certain of its  investment  options  and/or  features may not be available in all states.  Various rights and benefits may differ between states to meet  applicable  laws and/or  regulations.  Certain terms are capitalized  in this  Prospectus.  Those  terms are either  defined in the  Glossary  of Terms or in the  context of the  particular section.

====================================================================================================================================
American  Skandia offers several  different  annuities  which your investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be subject to if you choose to surrender  the annuity.  The fees and charges may also be different between each annuity.
====================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any  surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for  retirement  planning  because it allows you to accumulate  retirement  savings and also offers annuity payment options when you are ready to begin  receiving  income.  The Annuity also offers one or more death benefits that can protect  your  retirement  savings if you die during a period of  declining  markets.  It may be used as an  investment  vehicle for
"qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or Tax  Sheltered  Annuity (or  403(b)).  It may also be used as an investment  vehicle  for  "non-qualified"  investments.  The  Annuity  allows  you to  invest  your  money in a number  of  variable investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally  are not taxed on any  investment  gains the Annuity earns until you make a  withdrawal  or begin to receive  annuity  payments.  This  feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your Account Value  because money that would  otherwise be needed to pay taxes on investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a
10%  penalty  tax may be  applied  on  withdrawals  you make  before  you  reach age 59 1/2.  Annuities  purchased  as a  non-qualified investment  are not subject to the maximum  contribution  limits  that may apply to a qualified  investment,  and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your  retirement  plan under the Internal  Revenue Code. An
Annuity may offer  features  and  benefits in addition to  providing  tax  deferral  that other  investment  vehicles may not offer, including  death benefit  protection for your  beneficiaries,  lifetime income  options,  and the ability to make transfers  between numerous  variable  investment  options  offered  under the Annuity.  You should  consult with your  investment  professional  as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.
------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or  obligations  of, or issued,  guaranteed or endorsed by, any bank, or bank  subsidiary of Wells
Fargo Bank,  N.A, are NOT insured or guaranteed by the U.S.  government,  the Federal  Deposit  Insurance  Corporation  (FDIC),  the
Federal Reserve Board or any other agency.  An investment in this annuity  involves  investment  risks,  including  possible loss of value.
------------------------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
------------------------------------------------------------------------------------------------------------------------------------
                                            FOR FURTHER INFORMATION CALL 1-800-680-8920.
Prospectus Dated: May 1, 2002                                                 Statement of Additional Information Dated: May 1, 2002
revised effective November 18, 2002                                                              revised effective November 18, 2002
WFVXTC-PROS (11/2002)                                                                                                       WFXTPROS

                            PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

====================================================================================================================================
If you purchase this Annuity,  we apply an additional  amount (an Extra Credit) to your account value with each purchase payment you make, including your initial purchase payment and any additional purchase payments.
====================================================================================================================================

     This Annuity features the same Insurance Charge as many of American  Skandia's other variable  annuities.  However,  if you make a withdrawal that exceeds the free withdrawal  amount or choose to surrender your Annuity,  the contingent  deferred sales charge  (CDSC) on this  Annuity  is higher  and is  deducted  for a longer  period of time as  compared  to our other  variable annuities.  As with any annuity that  features a CDSC,  you should  consider  your need to access your account value during the
     CDSC period and whether the  liquidity  provision  under the Annuity will satisfy that need.  The CDSC is only  deducted if you make a withdrawal  that exceeds the free  withdrawal  amount or choose to surrender  your Annuity.  If you make a withdrawal or surrender your Annuity which is subject to a CDSC, we do not recover the Extra Credit amount.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
     The Extra Credit  amount is included in your account  value.  However,  American  Skandia may take back the original  Extra
     Credit amount  applied to your  purchase  payment if you die, or elect to withdraw all or a portion of your account value under the  medically-related  surrender  provision,  within 12 months of having received an Extra Credit amount. In either situation, the value of the Extra Credit amount could be substantially  reduced.  However,  any investment gain on the Extra Credit amount will not be taken back.  Additional  conditions and restrictions  apply. We do not deduct a CDSC in any situation where we take back the Extra Credit amount.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
     We offer other annuities through  investment  professionals  associated with other firms, where we apply an Extra Credit to your annuity with each purchase  payment you make. The Extra Credit amount we apply to purchase  payments on those annuities is initially  higher than on this  Annuity but reduces over time and only applies  during the first six annuity  years.  The total asset-based  charges on those  annuities  are higher  during the first 10 years but are lower than this Annuity  after the 10th year.  The CDSC is also  higher and is deducted  for a longer  period of time than on this  Annuity;  however the CDSC on those annuities applies from the issue date of the annuity, not separately to each purchase payment.
====================================================================================================================================
====================================================================================================================================

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This Annuity is a "flexible  premium  deferred  annuity." It is called  "flexible  premium"  because you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving  annuity payments until after an accumulation period.
|X|      This  Annuity  offers  both  variable  and fixed  investment  options.  If you  allocate  your  Account  Value to  variable investment  options,  the value of your  Annuity  will vary daily to reflect the  investment  performance  of the  underlying investment  options.  Fixed investment  options of different  durations are offered that are guaranteed by us, but may have a
       Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.
|X|      The Annuity features two distinct phases - the accumulation  period and the payout period.  During the accumulation  period your Account Value is allocated to one or more investment options.  The variable  investment  options,  each a Sub-account of
       American Skandia Life Assurance  Corporation  Variable Account B, invest in an underlying  mutual fund portfolio.  Currently, portfolios of the following  underlying mutual funds are being offered:  Wells Fargo Variable Trust,  American Skandia Trust,
       Montgomery Variable Series and INVESCO Variable Investment Funds, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2)
       for life with a  guaranteed  minimum  number  of  payments;  (3)  based on joint  lives;  or (4) for a  guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This  Annuity  offers two  different  types of  Credits.  We add a Credit to your  Annuity  with each  Purchase  Payment we receive.  We also provide an  additional 1% credit on Purchase  Payments  made within the first year and may provide  certain additional benefits if your Account Value has not reached a Target Value on its 10th anniversary.
|X|      This Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      Annuity  Owners can purchase an optional  life  insurance  rider called  Plus40(TM)which  provides an income  tax-free  life insurance benefit to the Owner's beneficiary(ies) equal to 40% of the Account Value of your Annuity.
|X|      You are allowed to withdraw a limited  amount of money from your  Annuity on an annual  basis  without any  charges.  Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty  transfers each year free of charge.
       We also  offer  several  programs  that  enable you to manage  your  Account  Value as your  financial  needs and  investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed,  registered  investment  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower  initial  purchase  payment  provided  you  establish a bank drafting  program under which purchase  payments  received in the first Annuity Year total at least $1,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those  persons must be age 80 or under.  If the Annuity is owned by an entity,  the annuitant must be age 80 or under.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

APPENDIX E - DESCRIPTION AND CALCULATION OF THE ENHANCED BENEFICIARY PROTECTION OPTIONAL
  DEATH BENEFIT AND THE GUARANTEED MINIMUM DEATH BENEFIT...........................................................................1

                                                         GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account Value:  The value of each  allocation to a Sub-account or a Fixed  Allocation  prior to the Annuity Date, plus any earnings, and/or less any losses,  distributions  and charges.  The Account Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge ("CDSC") and/or any Annual  Maintenance  Fee. The Account Value includes any additional  amounts we applied to your  Purchase  Payments that we are entitled to recover under  certain  circumstances.  The Account Value is determined  separately for each  Sub-account and for each Fixed  Allocation,  and then totaled to determine the Account Value for your entire Annuity.  The
Account Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The application of Account Value to one of the available  annuity options to begin receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An allocation of Account Value that is to be credited a fixed rate of interest for a specified  Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation  on any date other  than the  Maturity  Date.  The  Interim  Value is equal to the initial value allocated to the Fixed Allocation plus all interest  credited to the Fixed Allocation as of the date calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market  value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on any day other than the
Maturity Date of such Fixed Allocation.

Owner: With an Annuity issued as an individual  annuity  contract,  the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.  With an Annuity issued as a certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender  prior to the Annuity Date. It equals the Account Value as of the date we price the  surrender  minus any  applicable  CDSC,  Annual  Maintenance  Fee,  Tax Charge,  the charge for any  optional benefits and any  additional  amounts we applied to your Purchase  Payments  that we are entitled to recover upon  surrender of your
Annuity.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities and Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against  your  Annuity  while others are assessed  against  assets  allocated  to the  variable  investment  options.  The charges  that are assessed  against the
Annuity include the Contingent  Deferred Sales Charge,  Annual  Maintenance Fee, Transfer Fee and the Tax Charge. The charge that is assessed against the variable  investment options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration  of the Annuity.  Each  underlying  mutual fund  portfolio  assesses a charge for investment management,  other expenses and with some mutual funds, a 12b-1 charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information  about the expenses for the  underlying  mutual  funds.  In certain  states,  a premium tax charge may be applicable.  All of these fees and expenses are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        Amount Deducted/
         Fee/Expense                                 Description Of Charge                                    When Deducted
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                Yr. 1   Yr. 2  Yr. 3  Yr. 4   Yr. 5  Yr. 6  Yr. 7   Yr. 8  Yr.
                                                                                            9+              Upon Surrender or
Contingent Deferred Sales                                                                                  Partial Withdrawal
Charge

------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                 8.5%   8.5%   8.5%    8.5%   7.5%   5.5%    3.5%   1.5%   0.0%
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------
------------------------------- -----------------------------------------------------------------
                                     The charge is a percentage of each applicable Purchase
                                  Payment. The period is measured from the date each Purchase
                                                     Payment is allocated.
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                      Annually on the Annuity's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Charges  of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this Prospectus.

------------------------------------------------------------------------------------------- --------------------- ----------------------
                                    OPTIONAL BENEFITS                                         Optional Benefit     Total Annual Charge
                                                                                                   Charge         (including Insurance
                                                                                                                         Charge)
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
GUARANTEED RETURN OPTION                                                                                                  1.65%
We offer a program  that  guarantees  a  "return  of  premium"  at a future  date,  while     0.25% of average
allowing you to allocate all or a portion of your Account  Value to the  Sub-accounts  of   daily net assets of
your choice.                                                                                  the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT                                                                             1.65%
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by providing  amounts in addition to the basic Death Benefit that   daily net assets of
can be used to offset  federal  and state  taxes  payable  on any  taxable  gains in your     the Sub-accounts
Annuity at the time of your death.
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
We offer an Optional  Death  Benefit that provides an enhanced  level of  protection  for     0.25% of average
your  beneficiary(ies)  by  providing a death  benefit  equal to the greater of the basic   daily net assets of           1.65%
Death Benefit or the Highest Anniversary Value.                                               the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------------------------
Please  refer to the section of the  Prospectus  that  describes  each  optional  benefit for a complete  description  of the  benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL LIFE INSURANCE RIDER
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
Plus40(TM)OPTIONAL LIFE INSURANCE RIDER                                                                   The current charge is based on
We offer an income tax-free life insurance  benefit for your  Beneficiary(ies)  that may be useful in     age and is a percentage of
offsetting  federal and state taxes  payable on any taxable gains in your Annuity at the time of your    your Account Value as of the
death.  Please refer to the Appendix for a detailed description of this Rider.                           anniversary of the Issue Date
                                                                                                          of your Annuity. The charge
                                                                                                          ranges from .80% for Owners
                                                                                                           age 40 - 75 to 10.50% for
                                                                                                          Owners age 95. Please refer
                                                                                                        to the Appendix for a complete
                                                                                                          description of the charge.
------------------------------------------------------------------------------------------------------- --------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each underlying  mutual fund  ("Portfolio") as of December 31, 2001,  except as noted.  Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the combination of the underlying  Portfolio's  investment  management  fee,  other  expenses  and any  12b-1  fees,  net of any fee  waivers  and  expense reimbursements.  The  following  expenses are deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset  value.  Any  footnotes  about  expenses  appear  after the list of all the  Portfolios.  The  underlying  Portfolio information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the  underlying  Portfolios for further  details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-680-8920.

---------------------------------------------- ----------------- ------------ --------------- -------------- ------------ -------------
                                                  Management      Other                       Total Annual    Fee         Net
                                                     Fees         Expenses     12b-1 Fees       Portfolio    Waivers      Annual
            UNDERLYING PORTFOLIO                                                                Operating    and          Portfolio
                                                                                                Expenses     Expense      Operating
                                                                                                             Reimburse-mentExpenses
---------------------------------------------- ----------------- ------------ --------------- -------------- ------------ -------------
Wells Fargo Variable Trust:
  International Equity                              0.75%          2.40%          0.25%          3.40%         2.40%         1.00%
  Small Cap Growth                                  0.75%          0.32%          0.25%          1.32%         0.12%         1.20%
  Growth                                            0.55%          0.47%          0.25%          1.27%         0.27%         1.00%
  Large Company Growth                              0.55%          0.21%          0.25%          1.01%         0.01%         1.00%
  Equity Value                                      0.55%          0.36%          0.25%          1.16%         0.16%         1.00%
  Equity Income                                     0.55%          0.43%          0.25%          1.23%         0.23%         1.00%
  Asset Allocation                                  0.55%          0.24%          0.25%          1.04%         0.04%         1.00%
  Corporate Bond                                    0.45%          0.44%          0.25%          1.14%         0.24%         0.90%
  Money Market                                      0.40%          0.33%          0.25%          0.98%         0.13%         0.85%

American Skandia Trust: 1
  AST William Blair International Growth 2          1.00%          0.22%          0.02%          1.24%         0.10%         1.14%
  AST American Century International Growth         1.00%          0.28%          0.00%          1.28%          N/A          1.28%
  AST PBHG Small-Cap Growth                         0.90%          0.23%          0.03%          1.16%          N/A          1.16%
  AST DeAM Small-Cap Growth                         0.95%          0.19%          0.03%          1.17%         0.01%         1.16%
  AST Goldman Sachs Small-Cap Value                 0.95%          0.16%          0.07%          1.18%          N/A          1.18%
  AST Gabelli Small-Cap Value                       0.90%          0.18%          0.00%          1.08%          N/A          1.08%
  AST Goldman Sachs Mid-Cap Growth 2                1.00%          0.26%          0.08%          1.34%         0.10%         1.24%
  AST Neuberger Berman Mid-Cap Growth               0.90%          0.18%          0.04%          1.12%          N/A          1.12%
  AST Neuberger Berman Mid-Cap Value                0.90%          0.16%          0.16%          1.22%          N/A          1.22%
  AST Alger All-Cap Growth                          0.95%          0.16%          0.09%          1.20%          N/A          1.20%
  AST MFS Growth                                    0.90%          0.17%          0.04%          1.11%          N/A          1.11%
  AST Marsico Capital Growth                        0.90%          0.16%          0.02%          1.08%         0.02%         1.06%
  AST Goldman Sachs Concentrated Growth 2           0.90%          0.14%          0.03%          1.07%         0.06%         1.01%
  AST Cohen & Steers Realty                         1.00%          0.19%          0.02%          1.21%          N/A          1.21%
  AST American Century Income & Growth              0.75%          0.19%          0.00%          0.94%          N/A          0.94%
  AST INVESCO Capital Income                        0.75%          0.16%          0.01%          0.92%         0.01%         0.91%
  AST PIMCO Total Return Bond                       0.65%          0.16%          0.00%          0.81%         0.02%         0.79%
  AST PIMCO Limited Maturity Bond                   0.65%          0.18%          0.00%          0.83%          N/A          0.83%

Montgomery Variable Series:
  Emerging Markets                                  1.25%          0.42%            N/A           1.67%         N/A          1.67%

INVESCO Variable Investment Funds, Inc.:
  Technology                                         0.75%         0.32%            N/A           1.07%          N/A          1.07%
  Health Sciences                                    0.75%         0.31%            N/A           1.06%          N/A          1.06%
---------------------------------------------------------------------------------------------------------------------------------------

1        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to  reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2003. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed  under the  Distribution  Plan for the fiscal year ended  December 31,  2001.  Although  there are no maximum  amounts allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.

2    Net Annual Portfolio Operating Expenses reflect fee waivers and expense reimbursements in effect as of November 11, 2002.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and expenses you will incur with the Annuity over certain  periods of time based on specific  assumptions.  The examples  reflect the  Insurance  Charge,  Contingent  Deferred  Sales
Charges (when  applicable),  the Annual  Maintenance Fee (when applicable),  the charges deducted by the underlying  Portfolios,  as well as the charges for the optional  benefits that are offered under the Annuity.  The Securities and Exchange  Commission  ("SEC")
requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $1,000 in the Annuity and received a 5% annual return on assets.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-accounts,  not to a Fixed  Allocation;  (b) the
Insurance  Charge is assessed as 1.40% per year;  (c) the Annual  Maintenance  Fee (when  applicable) is reflected as an asset-based charge based on an assumed  average  contract size;  (d) you make no  withdrawals of Account Value during the period shown;  (e) you make no  transfers,  withdrawals,  surrender or other  transactions  for which we charge a fee during the period  shown;  (f) no tax charge applies;  (g) the expenses for the underlying  Portfolios  reflect the continued  waiver of fees or reimbursement of expenses throughout each period shown (refer to the "Net Annual Portfolio  Operating  Expenses," in the section entitled  "Underlying  Mutual
Fund Portfolio Annual  Expenses");  (h) the charge for each optional benefit is reflected as an additional charge equal to 0.25% per year,  respectively,  for the Guaranteed Return Option, the Enhanced Beneficiary  Protection and the Highest Anniversary Value Death
Benefit;  and (i) the Credit  applicable  to your  Annuity is 2% of Purchase  Payments.  The Credit may be less when total  Purchase
Payments  are less  then  $10,000  and may be more when  total  Purchase  Payments  are at least  $1,000,000  (see "How do I receive
Credits?").  The examples do not reflect the impact of any Target  Value  Credits  that may be applied to Purchase  Payments  within the first Annuity Year.  The Insurance  Charge and the charges for the optional  benefits are deducted  daily.  Amounts shown in the examples are rounded to the nearest dollar.

Expense  Examples are provided as follows:  1.) for the basic  Annuity  contract  without any optional  benefits;  2.) for the basic
Annuity contract assuming that you elect any one of the available  optional  benefits:  the Guaranteed  Return Option,  the Enhanced
Beneficiary  Protection or the Highest  Anniversary  Value Death Benefit;  3.) for the basic Annuity contract assuming you elect any combination of two of the available  optional  benefits;  and 4.) for the basic Annuity contract assuming you elect all three of the available  optional  benefits.  You cannot elect to purchase the Enhanced  Beneficiary  Protection  Optional  Death Benefit with the
Plus40(TM)Optional Life Insurance Rider.

Expense  Examples are not provided for the Plus40(TM)Optional  Life  Insurance  Rider  because it is supported by American  Skandia's general  account and is not subject to, or registered  as a security  under,  either the  Securities  Act of 1933 or the  Investment
Company Act of 1940 and because  Owners can pay the annual,  age-based  charge  through funds  outside of the Annuity.  If the Owner elects to pay the annual  charge  from the  Annuity,  charges are  deducted as a partial  withdrawal  from the  Annuity,  subject to applicable taxes.  Please refer to the Appendix for a detailed description of this Rider.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
WFVT International Equity                  26       79      134      286      28      86       147     310      31       94      160      335      33      102      173     360
WFVT Small Cap Growth                      28       85      145      307      30      92       157     330      33       100     170      355      36      109      184     380
WFVT Growth                                26       79      134      286      28      86       147     310      31       94      160      335      33      102      173     360
WFVT Large Company Growth                  26       79      134      286      28      86       147     310      31       94      160      335      33      102      173     360
WFVT Equity Value                          26       79      134      286      28      86       147     310      31       94      160      335      33      102      173     360
WFVT Equity Income                         26       79      134      286      28      86       147     310      31       94      160      335      33      102      173     360
WFVT Asset Allocation                      26       79      134      286      28      86       147     310      31       94      160      335      33      102      173     360
WFVT Corporate Bond                        25       76      129      275      27      83       142     300      30       91      155      327      32      99       168     351
WFVT Money Market                          24       74      127      270      27      82       140     297      29       89      152      320      32      97       165     345

AST William Blair International Growth     27       83      142      300      30      91       155     325      32       98      167      349      35      106      179     373
AST American Century International
Growth                                     29       88      149      314      31      95       162     339      34       103     174      363      36      110      186     385
AST PBHG Small-Cap Growth                  27       84      143      302      30      91       155     327      33       100     169      352      35      107      181     375
AST DeAM Small-Cap Growth                  27       84      143      302      30      91       155     327      33       100     169      352      35      107      181     375
AST Goldman Sachs Small-Cap Value          28       85      144      304      30      92       157     329      33       100     169      353      35      107      181     376
AST Gabelli Small-Cap Value                26       81      138      293      29      89       152     320      32       97      164      344      34      104      176     367
AST Goldman Sachs Mid-Cap Growth           28       86      147      310      31      94       160     335      33       101     172      359      36      109      184     383
AST Neuberger Berman Mid-Cap Growth        27       82      140      297      29      90       153     323      32       98      166      348      35      106      179     372
AST Neuberger Berman Mid-Cap Value         28       86      146      308      31      94       159     334      33       101     171      357      36      109      184     380
AST Alger All-Cap Growth                   28       85      145      307      30      92       157     330      33       100     170      355      36      109      184     380
AST MFS Growth                             27       82      140      297      29      90       153     321      32       98      166      347      35      106      179     371
AST Marsico Capital Growth                 26       80      137      291      29      88       150     317      31       96      163      341      34      104      176     366
AST Goldman Sachs Concentrated Growth      26       79      135      287      28      87       148     311      31       95      161      338      34      103      174     362
AST Cohen & Steers Realty                  28       85      145      307      30      93       158     331      33       101     171      356      36      109      184     380
AST American Century Income & Growth       25       77      132      280      28      85       144     305      30       92      157      330      33      100      170     355
AST INVESCO Capital Income                 25       76      130      277      27      84       143     302      30       91      155      327      33      100      169     352
AST PIMCO Total Return Bond                23       72      123      264      26      80       137     290      29       88      150      316      31      95       162     339
AST PIMCO Limited Maturity Bond            24       73      125      267      26      81       138     293      29       89      152      320      32      97       164     344

MV Emerging Markets                        33      100      169      353      35      107      181     376      38       115     194      400      40      122      206     422

INVESCO VIF Technology                     26       81      138      293      29      89       151     318      38       115     194      400      34      104      176     366
INVESCO VIF Health Sciences                26       80      137      291      29      88       150     317      38       115     194      400      34      104      176     366
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected      One Optional Benefit Elected        Any Two Optional Benefits        All Optional Benefits Elected
your   Annuity   at  the   end  of  the                                                                                   Elected
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years    Year     Years   Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
WFVT International Equity                  111     164      209     286      113      171      222     310      116      179     235     335      118      187      248     360
WFVT Small Cap Growth                      113     170      220     307      115      177      232     330      118      185     245     355      121      194      259     380
WFVT Growth                                111     164      209     286      113      171      222     310      116      179     235     335      118      187      248     360
WFVT Large Company Growth                  111     164      209     286      113      171      222     310      116      179     235     335      118      187      248     360
WFVT Equity Value                          111     164      209     286      113      171      222     310      116      179     235     335      118      187      248     360
WFVT Equity Income                         111     164      209     286      113      171      222     310      116      179     235     335      118      187      248     360
WFVT Asset Allocation                      111     164      209     286      113      171      222     310      116      179     235     335      118      187      248     360
WFVT Corporate Bond                        110     161      204     275      112      168      217     300      115      176     230     327      117      184      243     351
WFVT Money Market                          109     159      202     270      112      167      215     297      114      174     227     320      117      182      240     345

AST William Blair International Growth     112     168      217     300      115      176      230     325      117      183     242     349      120      191      254     373
AST American Century International
Growth                                     114     173      224     314      116      180      237     339      119      188     249     363      121      195      261     385
AST PBHG Small-Cap Growth                  112     169      218     302      115      176      230     327      118      185     244     352      120      192      256     375
AST DeAM Small-Cap Growth                  112     169      218     302      115      176      230     327      118      185     244     352      120      192      256     375
AST Goldman Sachs Small-Cap Value          113     170      219     304      115      177      232     329      118      185     244     353      120      192      256     376
AST Gabelli Small-Cap Value                111     166      213     293      114      174      227     320      117      182     239     344      119      189      251     367
AST Goldman Sachs Mid-Cap Growth           113     171      222     310      116      179      235     335      118      186     247     359      121      194      259     383
AST Neuberger Berman Mid-Cap Growth        112     167      215     297      114      175      228     323      117      183     241     348      120      191      254     372
AST Neuberger Berman Mid-Cap Value         113     171      221     308      116      179      234     334      118      186     246     357      121      194      259     380
AST Alger All-Cap Growth                   113     170      220     307      115      177      232     330      118      185     245     355      121      194      259     380
AST MFS Growth                             112     167      215     297      114      175      228     321      117      183     241     347      120      191      254     371
AST Marsico Capital Growth                 111     165      212     291      114      173      225     317      116      181     238     341      119      189      251     366
AST Goldman Sachs Concentrated Growth      111     164      210     287      113      172      223     311      116      180     236     338      119      188      249     362
AST Cohen & Steers Realty                  113     170      220     307      115      178      233     331      118      186     246     356      121      194      259     380
AST American Century Income & Growth       110     162      207     280      113      170      219     305      115      177     232     330      118      185      245     355
AST INVESCO Capital Income                 110     161      205     277      112      169      218     302      115      176     230     327      118      185      244     352
AST PIMCO Total Return Bond                108     157      198     264      111      165      212     290      114      173     225     316      116      180      237     339
AST PIMCO Limited Maturity Bond            109     158      200     267      111      166      213     293      114      174     227     320      117      182      239     344

MV Emerging Markets                        118     185      244     353      120      192      256     376      123      200     269     400      125      207      281     422

INVESCO VIF Technology                     111     166      213     293      114      174      226     318      117      182     239     343      119      189      251     366
INVESCO VIF Health Sciences                111     165      212     291      114      173      225     317      116      181     238     341      119      189      251     366
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see "What are
Separate  Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are interested.  The following chart  classifies each of the Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also  provides a  description  of each
Portfolio's  investment  objective (in italics) and a short,  summary description of their key policies to assist you in determining which  Portfolios  may be of  interest  to you.  There is no  guarantee  that any  underlying  Portfolio  will  meet its  investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those Portfolios whose name includes the prefix "AST" are Portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-766-4530.

====================================================================================================================================
Effective  close of business June 28, 2002, the AST Goldman Sachs  Small-Cap  Value  portfolio is no longer offered as a Sub-account under the  Annuity,  except as noted below.  Annuity  contracts  with Account  Value  allocated to the AST Goldman  Sachs  Small-Cap
Value  Sub-account  on or before June 28, 2002 may continue to allocate  Account Value and make transfers into the AST Goldman Sachs
Small-Cap  Value  Sub-account,  including any bank drafting,  dollar cost  averaging,  asset  allocation and  rebalancing  programs.
Owners of Annuities  issued after June 28, 2002 will not be allowed to allocate  Account  Value to the AST Goldman  Sachs  Small-Cap
Value Sub-account.

The AST Goldman Sachs Small-Cap Value  Sub-account may be offered to new Owners at some future date;  however,  at the present time,
American Skandia has no intention to do so.
====================================================================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        WFVT International Equity: seeks total return, with an emphasis on capital  appreciation,  over the  long-term.  The Portfolio  pursues its  objective by investing  primarily in a diversified portfolio of equity  securities  of  companies  based in developed  non-U.S.  countries  and in emerging markets of the world. Under normal market  conditions,  the Portfolio invests at least
                    80% of its total  assets in equity  securities  of companies  located or operating  outside the
 NATIONAL EQUITY    U.S. and in a minimum of five  countries  exclusive of the U.S. The  Portfolio may invest up to
                    50% of its total assets in any one country and up to 25% of total  assets in emerging  markets.    Wells Fargo Funds
                    Generally,  the  Portfolio  invests in issuers  with an average  market  capitalization  of $10     Management, LLC
                    billion  or  more,  although  it may  invest  in  equity  securities  of  issuers  with  market capitalization as low as $250 million.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP EQUITY   WFVT Small Cap  Growth:  seeks  long-term  capital  appreciation.  The  Portfolio  pursues  its objective by investing in a diversified  portfolio of common  stocks issued by companies  whose market  capitalization  falls with the range of the Russell 2000 Index.  The Portfolio  invests in common stocks of domestic and foreign  companies that the Investment  Advisor  believes have above-average  prospects  for capital  growth,  or that may be  involved  in new or  innovative products,  services and processes.  Under normal market conditions, the Portfolio invests in an
                    actively managed, broadly diversified portfolio of small-cap  growth-oriented common stocks and    Wells Fargo Funds
                    in at least 20 common stock issues spread across  multiple  industry  groups and sectors of the     Management, LLC
                    economy.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Growth:  seeks  long-term  capital  appreciation.  The Portfolio  pursues its objective by investing  primarily in common  stocks and other  equity  securities  of companies  that have a strong earnings growth trend that the Investment Advisor believes have above-average  prospects
 LARGE CAP EQUITY   for future  growth.  Under normal  market  conditions,  the  Portfolio  invests at least 65% of
                    total  assets in equity  securities,  including  common and  preferred  stocks  and  securities    Wells Fargo Funds
                    convertible  into common stocks.  The investment  strategy is focused on larger  capitalization     Management, LLC
                    stocks that fall within, but towards the higher end of, the range of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Large Company Growth:  seeks long-term  capital  appreciation.  The Portfolio  pursues its objective by investing  primarily in common stocks of large,  high-quality  domestic  companies that the Investment  Advisor believes have superior growth  potential.  The Investment  Advisor
 LARGE CAP EQUITY   looks for companies  whose growth  potential is generally  unrecognized  or misperceived by the    Wells Fargo Funds
                    market.  The  Portfolio  may invest,  under  normal  market  conditions,  at least 80% of total     Management, LLC
                    assets in securities with market  capitalizations of $3 billion or more, and up to 20% of total assets in securities of foreign companies..
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term  capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective by  investing  primarily  in equity  securities  of U.S.
                    companies  with strong  return  potential  based on current  market  valuations.  Under  normal
                    circumstances,  the Portfolio  invests at least 80% of its assets in equity securities with the    Wells Fargo Funds
                    same  characteristics  as common stocks, and in preferred stocks,  warrants,  and securities of     Management, LLC
                    foreign companies through ADRs and similar investments.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least    Wells Fargo Funds
                    80% of its total assets in income producing  equity  securities and in issues of companies with     Management, LLC
                    market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   WFVT Asset  Allocation:  seeks  long-term total return,  consistent  with reasonable  risk. The
                    Portfolio  pursues its objective by allocating and  reallocating its assets among common stocks and U.S.  Treasury Bonds.  The Investment  Advisor manages the allocation of investments in the
                    Portfolio  assuming a  "neutral"  target  allocation  of 60%  stocks  and 40% bonds.  The stock      Wells Capital
                    portion of the  Portfolio is invested to replicate the  weightings  of each company  comprising        Management
                    the S&P 500 Index.  The bond  portion of the  Portfolio  is  invested to  replicate  the Lehman       Incorporated
                    Brothers 20+ Year Treasury Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         WFVT Corporate  Bond:  seeks a high level of current income,  consistent with reasonable  risk.
                    The Portfolio  pursues its objective by actively  managing a diversified  portfolio  consisting primarily of corporate  debt  securities of any maturity.  Under normal market  conditions,  it expects to maintain a  dollar-weighted  average maturity for portfolio  securities of between 3
                    and 15 years.  The Portfolio may invest up to 35% of its total assets in debt  securities  that    Wells Fargo Funds
                    are below  investment  grade (junk  bonds).  The Portfolio  also may invest in U.S.  Government     Management, LLC
                    obligations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    WFVT Money Market:  seeks high current  income,  while  preserving  capital and liquidity.  The
                    Investment  Advisor  actively  manages a  portfolio  of U.S.  dollar-denominated  high-quality,    Wells Fargo Funds
   MONEY MARKET     short-term  money market  instruments.  They also make  certain  other  investments,  including     Management, LLC
                    repurchase agreements.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different
      EQUITY        countries,  excluding the United States.  The Portfolio invests primarily in companies selected
                    for their growth  potential.  Securities are generally  selected  without regard to any defined     William Blair &
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     American Century
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the
 SMALL CAP GROWTH   common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market     Pilgrim Baxter &
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity      Deutsche Asset
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized, based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller, less well-known  companies (with market  capitalizations of less than $4 billion at the time of investment).
                    Effective  July 31, 2002,  the Portfolio will have a  non-fundamental  policy to invest,  under   Goldman Sachs Asset
                    normal  circumstances,  at  least  80% of the  value  of its  assets  in  small  capitalization        Management
                    companies.  The 80%  investment  requirement  applies  at the time the  Portfolio  invests  its assets.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
                    Effective  July 31, 2002,  the Portfolio will have a  non-fundamental  policy to invest,  under          GAMCO
                    normal  circumstances,  at  least  80% of the  value  of its  assets  in  small  capitalization     Investors, Inc.
                    companies.  Effective  September  30, 2002,  the stated  market  capitalization  range has been increased to $1.5 billion or less.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity securities  selected for their growth  potential,  and normally invests at least 80% of its net assets in medium-sized  companies.  For purposes of the Portfolio,  medium-sized  companies are those whose market  capitalizations  (measured at the time of investment) fall within the range
                    of companies  in the  Standard & Poor's  MidCap 400 Index.  The  Sub-advisor  seeks to identify   Goldman Sachs Asset
                    individual  companies with earnings  growth  potential that may not be recognized by the market        Management
                    at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that     Neuberger Berman
  MID-CAP GROWTH    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered        Management
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of       Incorporated
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of     Neuberger Berman
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented        Management
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are       Incorporated
                    undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on        Fred Alger
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term      Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor     Marsico Capital
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes are experiencing  favorable demand for their products and services,  and which operate        Management
                    in a favorable  competitive  and  regulatory  environment.  The  Sub-advisor  seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
      (REIT)        securities of real estate companies,  i.e., a company that derives at least 50% of its revenues      Cohen & Steers
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its
                    assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to   INVESCO Funds Group,
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular           Inc.
                    dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are maintained  in at least six  countries at all times and no more than 35% of total assets in any
                    single  one of them.  Effective  July 31,  2002,  the  Portfolio  will seek  long-term  capital     Montgomery Asset
                    appreciation  under normal  conditions  by investing at least 80% of its total assets in stocks     Management, LLC
                    of companies of any size based in the world's developing economies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,   INVESCO Funds Group,
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT           Inc.
                    infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These
      SECTOR        companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts   INVESCO Funds Group,
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care           Inc.
                    companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed  investment  options of  different  durations  during the  accumulation  period.  These  "Fixed  Allocations"  earn a guaranteed  fixed rate of interest for a specified  period of time,  called the "Guarantee  Period." In most states,  we offer Fixed
Allocations  with Guarantee  Periods from 1 to 10 years.  We may also offer special  purpose Fixed  Allocations for use with certain optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee Period.  However,  if you withdraw or transfer
Account Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer based on a formula, called a "Market Value  Adjustment."  The Market Value  Adjustment  can either be positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  Please refer to the section  entitled  "How does the Market Value  Adjustment
Work?" for a description  of the formula along with examples of how it is  calculated.  You may allocate  Account Value to more than one Fixed Allocation at a time.

Fixed  Allocations  may not be available in all states.  Availability  of Fixed  Allocations  is subject to change and may differ by state and by the annuity product you purchase.  Please call American Skandia at  1-800-766-4530  to determine  availability of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred  Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a Contingent  Deferred  Sales Charge or CDSC if you  surrender  your Annuity or when you make a partial  withdrawal.  The
CDSC reimburses us for expenses related to sales and distribution of the Annuity,  including  commissions,  marketing  materials and other  promotional  expenses.  The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable  Annuity Year.  For purposes of  calculating  the CDSC, we consider the year following the date we receive a Purchase
Payment as Year 1. The amount of the CDSC  applicable  to each  Purchase  Payment  decreases  over time,  measured from the date the
Purchase Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           YEARS               1      2     3     4     5     6     7     8     9+
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           CHARGE (%)         8.5    8.5   8.5   8.5   7.5   5.5   3.5   1.5   0.0
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each Purchase  Payment has its own CDSC period.  When you make a  withdrawal,  we assume that the oldest  Purchase  Payment is being withdrawn  first so that the lowest CDSC is deducted  from the amount  withdrawn.  After eight (8) complete  years from the date you make a Purchase Payment,  no CDSC will be assessed if you withdraw or surrender that Purchase Payment.  Under certain  circumstances you can  withdraw a limited  amount of Account  Value  without  paying a CDSC.  This is  referred  to as a "Free  Withdrawal."  Free
Withdrawals  are not treated as a withdrawal of Purchase  Payments for purposes of calculating  the CDSC on a subsequent  withdrawal or  surrender.  Withdrawals  of amounts  greater than the maximum  Free  Withdrawal  amount are treated as a withdrawal  of Purchase
Payments and will be assessed a CDSC.  For purposes of  calculating  the CDSC on a surrender or a partial  withdrawal,  the Purchase
Payments being  withdrawn may be greater than your remaining  Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision or if your Account  Value has declined in value due to negative market performance.

We may  waive  the CDSC  under  certain  medically-related  circumstances  or when  taking a Minimum  Distribution  from an  Annuity purchased  as a  "qualified"  investment.  Free  Withdrawals,  Medically-Related  Surrenders  and  Minimum  Distributions  are  each explained more fully in the section entitled "Access to Your Account Value".

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $30.00
or 2% of your Account Value invested in the variable  investment  options,  whichever is less. This fee will be deducted annually on the  anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year, the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase one or more optional  benefits,  we will deduct an additional  charge on a daily basis from your  Account  Value  allocated  to the  Sub-accounts.  The charge for each  optional  benefit is  deducted  in addition to the
Insurance Charge due to the increased  insurance risk associated with the optional  benefits.  The additional  charge is included in the  daily  calculation  of the Unit  Price for each  Sub-account.  Please  refer to the  section  entitled  "Death  Benefit"  for a description of the charge for each Optional Death Benefit.  Please refer to the section  entitled  "Managing Your Account Value - Do you offer  programs  designed  to  guarantee  a "return  of  premium"  at a future  date?" for a  description  of the charge for the
Guaranteed Return Option.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period
are not  subject  to the  Transfer  Fee and are not  counted  toward  the twenty  free  transfers.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax  Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes.  The amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges from each  Purchase  Payment at the time of a withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against the average  daily assets  allocated  to the  Sub-accounts.  The
Insurance  Charge is the  combination  of the Mortality & Expense Risk Charge (1.25%) and the  Administration  Charge  (0.15%).  The
total charge is equal to 1.40% on an annual basis.  The Insurance  Charge is intended to compensate  American  Skandia for providing the insurance  benefits under the Annuity,  including the Annuity's  basic death benefit that provides  guaranteed  benefits to your beneficiaries  even if the market  declines  and the risk that persons we  guarantee  annuity  payments to will live longer than our assumptions.  The charge also covers  administrative costs associated with providing the Annuity benefits,  including preparation of the contract,  confirmation  statements,  annual account statements and annual reports, legal and accounting fees as well as various related  expenses.  Finally,  the charge  covers the risk that our  assumptions  about the mortality  risks and expenses  under this
Annuity are  incorrect and that we have agreed not to increase  these  charges over time despite our actual  costs.  We may increase the portion of the total  Insurance  Charge that is deducted for  administrative  costs;  however,  any increase  will only apply to
Annuities issued after the date of the increase.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in promoting,  distributing,  issuing and  administering  the Annuity and to offset a portion of the costs associated with offering Credits which are funded through  American  Skandia's  general account.  The Insurance Charge is deducted against your
Annuity's  Account  Value,  which  includes  the amount of any  Credits we apply to your  Purchase  Payments  and any  increases  or decreases in your Account Value based on market  fluctuations  of the  Sub-accounts.  Any profit that  American  Skandia may make on the Insurance  Charge may include a profit on the portion of the Account Value that represents  Credits  applied to the Annuity,  as well as profits based on market appreciation of the Sub-account values.

The  Insurance  Charge is not deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.  Please also see
"Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining  the interest  rates we credit to Fixed  Allocations.
Any CDSC or Tax Charge applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market
Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain states a tax is due if and when you exercise your right to receive  periodic  annuity  payments.  The amount payable will depend on the applicable  jurisdiction  and on the annuity  payment  option you select.  If you select a fixed payment  option,  the amount of each fixed payment will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific charge  deducted  from these  payments;  however,  the amount of each  annuity  payment  reflects  assumptions  about our  insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the length of time it  applies,  reduce or  eliminate  the amount of the Annual
Maintenance  Fee or reduce the  portion of the total  Insurance  Charge that is deducted  as an  Administration  Charge.  Generally, these types of changes will be based on a reduction to our sales,  maintenance or  administrative  expenses due to the nature of the individual or group  purchasing  the Annuity.  Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or likelihood of additional
Purchase Payments;  and/or (d) other transactions where sales,  maintenance or administrative  expenses are likely to be reduced. We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge  attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial  Purchase  Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase  Payment provided that,  within the first Annuity Year, you make at least $1,000 in total Purchase Payments.

Where allowed by law,  initial  Purchase  Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional  Purchase Payments,  changing the number of transfers  allowable  under the Annuity or restricting  the  Sub-accounts  that are available.  Other  limitations  and/or restrictions may apply.

Except as noted below,  Purchase  Payments  must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be transmitted to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm.  Additional  Purchase Payments may also be applied to your Annuity under an arrangement  called "bank drafting"
where you  authorize us to deduct money  directly from your bank account.  We call our bank  drafting  program "Auto Saver".  We may reject any  payment if it is  received  in an  unacceptable  form.  Our  acceptance  of a check is subject to our ability to collect funds.

Age  Restrictions:  The Owner must be age 80 or under as of the Issue Date of the  Annuity.  If the  Annuity is owned  jointly,  the oldest of the Owners must be age 80 or under on the Issue  Date.  If the Annuity is owned by an entity,  the  Annuitant  must be age
80 or under as of the Issue Date.  You should  consider your need to access your Account  Value and whether the Annuity's  liquidity features  will satisfy that need. If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  The  availability  of certain  optional  benefits may vary based on the age of the Owner on the
Issue Date of the Annuity.

Additional Purchase Payments may be made at any time before the Annuity Date as long as the oldest Owner or Annuitant (if the
Annuity is entity owned) is not over age 80.

Special Considerations for Purchasers of Bonus or Credit Products
|X|      This Annuity  features the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities  and does not charge an additional  amount for the Extra Credit  feature.  However,  if you make a withdrawal  that exceeds the annual free withdrawal amount or choose to surrender your Annuity,  the contingent deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer  period of time as compared to our other  variable  annuities.  If you expect that you will need to access your Account Value during the CDSC period and the liquidity  provisions are insufficient to satisfy that need, then this Annuity may be more expensive than other variable annuities.

|X|      The Extra Credit  amount is included in your Account  Value.  However,  American  Skandia may take back the original  Extra
       Credit amount applied to your Purchase  Payment if you die, or elect to withdraw all or a portion of your Account Value under the  medically-related  waiver  provision,  within 12 months of having received an Extra Credit amount.  In either situation, the value of the Extra  Credit  amount could be  substantially  reduced.  However,  any  investment  gain on the Extra Credit amount will not be taken back.  Additional conditions and restrictions apply.

|X|      We offer other annuities through  investment  professionals  associated with other firms, where we apply an Extra Credit to your annuity with each purchase  payment you make. The Extra Credit amount we apply to purchase  payments on those  annuities is  initially  higher than on this Annuity but reduces over time and only  applies  during the first six annuity  years.  The total  asset-based  charges on those annuities are higher during the first 10 years but are lower than this Annuity after the
       10th year.  The CDSC is also higher and is deducted  for a longer  period of time than on this  Annuity;  however the CDSC on those annuities applies from the issue date of the annuity, not separately to each purchase payment.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all rights  under the  Annuity.  You may name more than one Owner in which case all  ownership
         -----
       rights are held  jointly.  However,  this  Annuity does not provide a right of  survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant is the person we agree to make annuity  payments to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for
       Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no  beneficiary  is
         -----------
       named the death benefit will be paid to you or your estate.

Your right to make  certain  designations  may be limited if your  Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income,  estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant and  Beneficiary  designations  by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new  Owner  subsequent  to  the  death  of the  Owner  or  the  first  of  any  joint  Owners  to  die,  except  where  a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative  Beneficiary  designation,  upon the death of either spousal
Owner,  the surviving  spouse may elect to assume  ownership of the Annuity instead of taking the Death Benefit  payment.  The Death
Benefit  that would have been  payable  will be the new  Account  Value of the  Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the  surviving  spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of determining  any future Death Benefit for the beneficiary of the surviving  spouse,  the new Account Value will be considered as the initial Purchase  Payment.  No CDSC will apply to the new Account Value.  However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant, the  surviving  spouse  will  become the  Annuitant.  No Death  Benefit is payable  upon the death of the  Annuitant.  However,  the
Account  Value  of the  Annuity  as of the  date of due  proof of death of the  Annuitant  (and any  required  proof of the  spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred  to as a  "free-look."  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity during the  applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account
Value or the amount of your  initial  Purchase  Payment,  whichever  is  greater.  The same  rules may apply to an  Annuity  that is purchased as an IRA. In any situation  where we are required to return the greater of your  Purchase  Payment or Account  Value,  we may  allocate  your  Account  Value to the WFVT Money  Market  Sub-account  during the right to cancel  period and for a  reasonable additional  amount of time to allow for delivery of your  Annuity.  If you return your  Annuity,  we will not return any  additional amounts we applied to your Annuity based on your Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum  amount that we accept as an additional  Purchase  Payment is $100 unless you  participate in "Auto Saver" or a periodic purchase  payment  program.  We will allocate any additional  Purchase  Payments you make  according to your most recent  allocation instructions,  unless you request new allocations when you submit a new Purchase Payment.  Additional  Purchase Payments may be paid at any time before the Annuity Date as long as the oldest Owner or Annuitant (if the Annuity is entity owned) is not over age 80.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your bank account and
              ----------
applying  it to your  Annuity.  This type of program is often  called  "bank  drafting".  We call our bank  drafting  program  "Auto
Saver".  Purchase  Payments  made through Auto Saver may only be allocated to the variable  investment  options when  applied.  Auto
Saver allows you to invest in your Annuity with a lower  initial  Purchase  Payment,  as long as you  authorize  payments  that will equal at least $1,000  during the first 12 months of your Annuity.  We may suspend or cancel bank drafting  privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program, we may agree to accept periodic  Purchase  Payments through a salary  reduction  program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net Purchase
Payment is your initial  Purchase  Payment minus any tax charges that may apply.  On your  application we ask you to provide us with instructions  for  allocating  your Account  Value.  You can allocate  Account Value to one or more variable  investment  options or
Fixed Allocations.

In those  states  where we are  required  to return your  Purchase  Payment if you  exercise  your right to return the  Annuity,  we initially  allocate  all  amounts  that you  choose  to  allocate  to the  variable  investment  options  to the WFVT  Money  Market
Sub-account.  At the end of the  right to cancel  period  we will  reallocate  your  Account  Value  according  to your most  recent allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments  according to your initial  instructions, without  temporarily  allocating  to the WFVT Money Market  Sub-account.  To do this, we will ask that you execute our form called a
"return  waiver" that authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the
"return  waiver" and then decide to return your Annuity  during the right to cancel  period,  you will receive your current  Account
Value,  minus the  amount of any  Credits,  which may be more or less than your  initial  Purchase  Payment  (see "May I Return  the
Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation  should conform with such a program.
We assume that your current  allocation  instructions  are valid for subsequent  Purchase  Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

HOW DO I RECEIVE CREDITS?
We apply a "Credit"  to your  Annuity's  Account  Value each time you make a Purchase  Payment.  The amount of the Credit is payable from our general  account.  The amount of the Credit  depends on the  cumulative  amount of Purchase  Payments you have made to your
Annuity, payable as a percentage of each specific Purchase Payment, according to the tables below:

The Credits shown below are in effect as of May 3, 1999 in those states where approved.

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999.99                                    1.0%
                      Between $10,000 and $999,999.99                                 2.0%
                      Between $1,000,000 and $4,999,999.99                            3.0%
                      Greater than $5,000,000                                         4.0%
                      -------------------------------------------------------- -------------------

The Credits shown below apply to all Annuities  issued before May 3, 1999 and to Annuities  issued after May 3, 1999 in those states where the above table has not been approved.

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999.99                                    1.5%
                      Between $10,000 and $999,999.99                                 3.0%
                      Between $1,000,000 and $4,999,999.99                            4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

Credits Applied to Purchase Payments for Designated Class of Annuity Owner
Where  allowed by state law, on Annuities  owned by a member of the class defined  below,  the table of Credits we apply to Purchase
Payments is deleted.  The Credit applied to all Purchase Payments on such Annuities will be 8.0%.

The  designated  class of Annuity  Owners  includes:  (a) any parent  company,  affiliate  or  subsidiary  of ours;  (b) an officer, director,  employee,  retiree, sales representative,  or in the case of an affiliated  broker-dealer,  registered  representative of such  company;  (c) a  director,  officer or trustee of any  underlying  mutual  fund;  (d) a  director,  officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory,  transfer agency,  custodianship,  auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer  or insurance  agency that has a then current selling  agreement with us and/or with American  Skandia  Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f),  above;  (h) the parents of any such person  noted in (b) through (g),  above;  (i) the child(ren) or other legal dependent  under the age of 21 of any such person noted in (b) through (h) above;  and (j) the siblings of any such persons noted in (b) through (h) above.

All other  terms and  conditions  of the  Annuity  apply to Owners in the  designated  class,  except  that we will not  provide any
Additional  Amounts for any such contracts (see  "Additional  Amounts in the Fixed  Allocations").  Any Target Value Credits applied under the Performance Advantage benefit are not affected by an Owner's inclusion in the designated class of Annuity Owners.

You must  notify us at the time you apply for an  Annuity  if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether you qualify as a member of the  designated  class.  Failure to inform us that you qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.

HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?
Each Credit is allocated to your Account  Value at the time the  Purchase  Payment is applied to your Account  Value.  The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment
Assume you make an initial  Purchase  Payment of $250,000.  We would apply a 2.0% Credit to your  Purchase  Payment and allocate the amount of the Credit ($5,000 = $250,000 X .02) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)
Assume that you make an additional Purchase Payment of $500,000.  Because your cumulative Purchase Payments are less than the next breakpoint ($1,000,000), we would apply a 2.0% Credit to your Purchase Payment and allocate the amount of the Credit ($10,000 =
$500,000 X .02) to your Account Value.

Additional Purchase Payment (at higher breakpoint)
Assume that you make an additional  Purchase  Payment of $400,000.  Because your  cumulative  Purchase  Payments are now  $1,150,000
(greater  than the next  breakpoint),  we would apply a 3.0% Credit to your  Purchase  Payment and allocate the amount of the Credit
($12,000 = $400,000 X .03) to your Account Value.

====================================================================================================================================
This Annuity  features the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities and does not charge an additional  amount for the Extra Credit feature.  However,  the amount of any Credits applied to your Account Value can be recovered by American Skandia under certain circumstances:
====================================================================================================================================
|X|      any Credits  applied to your Account Value on Purchase  Payments made within the 12 months before the date of death will be recovered.
====================================================================================================================================
====================================================================================================================================
|X|      the amount  available  under the  medically-related  surrender  portion of the  Annuity  will not include the amount of any
     Credits  payable  on  Purchase  Payments  made  within  12 months  of the date the  Annuitant  first  became  eligible  for the medically-related surrender.
====================================================================================================================================
====================================================================================================================================
|X|      if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
The value of the Extra Credit  amount will be  substantially  reduced if American  Skandia  recovers  the Extra Credit  amount under these  circumstances.  However,  any  investment  gain on the Extra Credit amount will not be taken back. We do not deduct a CDSC in any situation where we recover the Extra Credit amount.

Examples of Recovering Credits
The following are  hypothetical  examples of how Credits could be recovered by American  Skandia.  These examples do not cover every potential situation.

Recovery from payment of Death Benefits
1.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date.  Both of the Purchase  Payments  received a 2.0% Credit,  for a total of $1,200.  If the
     Death Benefit  becomes  payable in the 9th month after the Issue Date,  the amount of the Death Benefit would be reduced by the entire amount of the prior Credits ($1,200).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase  Payments  received a 2.0% Credit,  for a total of $1,200. If death occurs in the 16th month  after the Issue  Date,  the amount of the Death  Benefit  would be reduced  but only in the amount of those Credits applied within the previous  12-months.  Since the initial  Purchase  Payment (and the Credits that were applied)
     occurred  more than  12-months  before the date of death,  the Death  Benefit would not be reduced by the amount of the Credits applied to the initial Purchase  Payment.  However,  the $10,000  additional  Purchase Payment was made within 12-months of the date of death.  Therefore,  the  amount of the Death  Benefit  would be reduced  by the  amount of the  Credits  payable on the additional Purchase Payment ($200).
3.       NOTE: If the Death Benefit would  otherwise  have been equal to the Purchase  Payments  minus any  withdrawals  due to poor investment  performance,  we will not reduce the amount of the Death Benefit by the amount of the Credits as shown in Example 2 above.

Recovery from Medically-Related Surrenders
1.       Assume you purchase your Annuity with an initial  Purchase  Payment of $50,000.  You receive a Credit of $1,000  ($50,000 X
     .02).  The  Annuitant  is  diagnosed  as  terminally  ill in the 6th month  after the Issue Date and we grant  your  request to surrender your Annuity under the medically-related  surrender provision.  Assuming the Credits were applied within 12-months of the date of  diagnosis  of the  terminal  illness,  the  amount  that would be payable  under the  medically-related  surrender provision would be reduced by the entire amount of the Credits ($1,000).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue  Date.  Both of the  Purchase  Payments  received a 2.0%  Credit,  for a total of $1,200.  The
     Annuitant  is diagnosed as  terminally  ill in the 16th month after the Issue Date and we grant your request to surrender  your
     Annuity  under the  medically-related  surrender  provision.  Since the initial  Purchase  Payment  (and the Credits  that were applied)  occurred more than  12-months  before the  diagnosis,  the amount that would be payable  under the  medically-related surrender  provision would not be reduced by the amount of the Credits applied to the initial Purchase  Payment.  However,  the
     $10,000  additional  Purchase Payment was made within 12-months of the date of diagnosis.  Therefore,  the amount that would be payable  under the  medically-related  surrender  provision  would be  reduced  by the  amount of the  Credits  payable  on the additional Purchase Payment ($200).

Credits applied to estimated Purchase Payments
Under certain  circumstances,  we may determine the amount of Credits payable on two or more separate Purchase Payments based on the
Credit  percentage  that  would  have  applied  had all such  Purchase  Payments  been  made at the same  time.  To make use of this procedure,  often  referred  to as a "letter of  intent",  you must  provide  evidence of your  intention  to submit the  cumulative additional  Purchase  Payments  within a 13-month  period.  A letter of intent  must be provided to us prior to the Issue Date to be effective.  Acceptance  of a letter of  intent is at our sole  discretion  and may be  subject  to  restrictions  as to the  minimum initial Purchase Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit two or more  Purchase  Payments  within a 13-month  period may result in your Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive  Credits on Purchase  Payments at a higher  Credit  percentage  than would have applied
BUT do not submit the required  Purchase  Payments during the 13-month  period as required by your letter of intent,  we may recover the "excess"  Credits.  "Excess"  Credits are Credits in excess of the Credits  that would have been  payable  without the letter of intent.  If we determine  that you have received  "excess"  Credits,  any such amounts will be taken  pro-rata  from the  investment options based on your Account  Values as of the date we act to recover the excess.  If the amount of the recovery  exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits
|X|      We do not consider Credits to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw the amount of any Credits under the Free  Withdrawal  provision.  The Free  Withdrawal  provision only applies to withdrawals of Purchase Payments.
|X|      These Credits are separate and distinct from the Target Value Credits  discussed  below in the section  entitled  "American
     Skandia's Performance Advantage."

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the  number of  Sub-accounts  you can  invest in at any one time to twenty  (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you  allocate  Account
Value to at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing,  asset allocation or similar program which you have authorized.  Transfers made as part of a dollar cost  averaging  program do not count toward the twenty free  transfer  limit.  Renewals or transfers of Account  Value from a Fixed
Allocation at the end of its Guarantee  Period are not subject to the transfer  charge.  We may reduce the number of free  transfers allowable  each  Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption  of shares must be  restricted  because of  excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the aggregate  amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to  transfer  earnings only,  principal  plus  earnings  or a flat  dollar  amount.  Dollar  Cost  Averaging  allows you to invest  regularly  each  month, regardless  of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to purchase more units when the market  price is low and fewer  units  when the market  price is high.  This may  result in a lower  average  cost of units over time.  However,  there is no guarantee that Dollar Cost  Averaging will result in a profit or protect  against a loss in a declining market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal  plus  earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar Cost Averaging program is established from a Fixed Allocation, the fixed rate of interest we credit to your
Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts during the Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your Account  Value  rebalanced  quarterly,  semi-annually,  or annually.  On the  appropriate  date,  your  variable investment  options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the variable  investment  options will differ,  causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your allocations to the percentages  you request.  If you request a transfer  from or into any variable  investment  option  participating  in the automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum  Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two different  programs for investors who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific date in the future.  You may not want to use either of these  programs if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account Value is allocated to a Fixed  Allocation and the remaining
Account  Value is  allocated  to the  variable  investment  options  that you  select.  When you enroll in the  Balanced  Investment
Program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the
Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate the portion of your Account Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount" (such as your initial  Purchase  Payment).  We determine  the amount based on the rates then in effect for the Guarantee  Period you choose.  If you continue the program until the end of the Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee
Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer the Account Value that is not allocated to the Fixed  Allocation  between any of the Sub-accounts  available under the Annuity.  Account Value you allocate to the variable  investment  options is subject to market  fluctuations  and may  increase or decrease in value.  We do not deduct a charge for participating in the Balanced Investment Program.

         Example
         Assume  you invest  $100,000.  You  choose a 10-year  program  and  allocate  a portion  of your  Account  Value to a Fixed
         Allocation  with a 10-year  Guarantee  Period.  The rate for the  10-year  Guarantee  Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for determining how much of your Account Value will be  allocated  to the Fixed  Allocation.  That  means  that  $59,495  will be  allocated  to the Fixed  Allocation  and the remaining  Account Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming that you do not make any  withdrawals  from the Fixed  Allocation,  it will grow to $100,000 at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return Option (GRO)SM
We also offer a seven-year  program  where we monitor your Account Value daily and  systematically  transfer  amounts  between Fixed
Allocations and the variable  investment  options you choose.  American Skandia guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart date),  you will receive no less than your Account Value on the date you elected to participate in the program,  including any Credits we applied to your Purchase Payments  ("commencement  value").  On the program maturity date, if your Account Value is below the  commencement  value,  American  Skandia will apply additional  amounts to your  Annuity  so that it is equal to  commencement  value or your  Account  Value on the  date you  elect to  restart  the  program duration.  Any  amounts  added to your  Annuity  will be applied to the WFVT Money  Market  Sub-account,  unless you provide us with alternative  instructions.  We will notify you of any amounts  added to your Annuity under the program.  We do not consider  amounts added to your Annuity to be "investment in the contract" for income tax purposes.

Account Value is only  transferred  to and  maintained in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is
                 ----
necessary to support our  guarantee  under the program.  This differs  from the Balanced  Investment  Program  where a set amount is allocated to a Fixed Allocation  regardless of the performance of the underlying  Sub-accounts.  With the Guaranteed  Return Option, your  Annuity  is able to  participate  in the  upside  potential  of the  Sub-accounts  while  only  transferring  amounts to Fixed
Allocations  to  protect  against  significant  market  downturns.   NOTE:  If  a  significant  amount  of  your  Account  Value  is systematically  transferred to Fixed  Allocations  during prolonged  market declines,  less of your Account Value may be immediately available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each business day we monitor the  performance of your Account Value to determine  whether it is greater than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the  performance  of the  Sub-accounts  in which you choose to  allocate  your
Account  Value  relative  to the  reallocation  trigger,  we may  transfer  some or all of  your  Account  Value  to or from a Fixed
Allocation.  You have  complete  discretion  over the  allocation  of your  Account  Value that  remains  allocated  in the variable investment options.  However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater than or equal to  reallocation  trigger:  Your Account  Value in the  variable  investment  options remains allocated according to your most recent  instructions.  If a portion of Account Value was previously allocated to a Fixed  Allocation,  those amounts may be transferred  from the Fixed  Allocation and re-allocated to the variable investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value  below  reallocation  trigger:  A portion  of your  Account  Value in the  variable  investment  options  is transferred  to a new  Fixed  Allocation.  These  amounts  are  transferred  on a  pro-rata  basis  from the  variable investment  options.  The new Fixed  Allocation  will have a Guarantee  Period equal to the remaining  duration in the
              Guaranteed  Return  Option.  The Account  Value  applied to the new Fixed  Allocation  will be credited with the fixed interest rate then being  applied to a new Fixed  Allocation  of the next higher  yearly  duration.  The Account Value will remain invested in the Fixed Allocation  until the maturity date of the program unless,  at an earlier date, your
              Account  Value is at or above the  reallocation  trigger and amounts can be  transferred  to the  variable  investment options (as described above) while maintaining the guarantee protection under the program.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Any change to the allocation  mechanism and/or the reallocation trigger will only apply to programs that begin after the change is effective.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your Account Value at that time.  Upon  termination,  any Account Value allocated to the Fixed  Allocations  will be transferred to the WFVT Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not provide any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program is in effect  will reduce the  guaranteed  amount  under the program in proportion  to your Account Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied  to the  Annuity  while the  program  is in effect  will only  increase  the amount guaranteed; however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot transfer Account Value to or from a Fixed  Allocation  while  participating in the program and cannot participate  in any dollar cost  averaging  program  that  transfers  Account  Value from a Fixed  Allocation  to the  variable investment options.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option  will  terminate:  (a) upon the death of the  Owner or the  Annuitant  (in an entity  owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year  program  duration on any  anniversary  of the Issue Date of the  Annuity.  The
     Account  Value on the date the restart is  effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Program
We deduct a charge equal to 0.25% per year to  participate  in the  Guaranteed  Return  Option.  The annual charge is deducted daily against your Account Value  allocated to the  Sub-accounts.  Account Value allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia for:  (a) the risk that your  Account  Value on the maturity date of the program is less than the amount guaranteed; and (b) administration of the program.

--------------------------------------------------------------------------------------------------------------------------------
     Effective  November 18, 2002,  American  Skandia  changed the manner in which the annual charge for the  Guaranteed  Return
     Option is deducted  to the method  described  above.  The annual  charge for the  Guaranteed  Return  Option for Owners who elected the  benefit  between  May 1, 2001 and  November  15, 2002 is  deducted  annually,  in  arrears,  according  to the prospectus  in effect as of the date the program  was  elected.  Owners who  terminate  and then  re-elect  the  Guaranteed
     Return Option or elect to restart the  Guaranteed  Return Option at any time after November 18, 2002 will be subject to the charge method described above.
--------------------------------------------------------------------------------------------------------------------------------

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes. You may  authorize  your  investment  professional  to direct the  allocation  of your Account  Value and to request  financial transactions  between  investment  options while you are living,  subject to our rules.  You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such  person's  authority has been revoked.  We may also  suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Account Value under any  circumstance.  Any investment  professionals  you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any  recommendations  such investment  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals or investment  advisors,  who are authorized by multiple contract owners to make financial transactions,  to enter into an administrative  agreement with American Skandia as a condition of our accepting transactions on your behalf. The  administrative  agreement may impose  limitations on the investment  professional's or investment  advisor's ability to request financial  transactions on your behalf.  These limitations are intended to minimize the detrimental  impact of an investment professional  who is in a position to transfer  large  amounts of money for multiple  clients in a  particular  Portfolio or type of
portfolio  or  to  comply  with  specific   restrictions  or  limitations  imposed  by  a  Portfolio(s)  on  American  Skandia.  The administrative agreement may limit the available investment options,  require advance notice of large transactions,  or impose other trading limitations on your investment  professional.  Your investment  professional will be informed of all such restrictions on an ongoing  basis.  We may also require that your  investment  professional  transmit all financial  transactions  using the electronic trading  functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations that we may impose on your investment  professional  or  investment  advisor  under  the  terms of the  administrative  agreement  do not  apply  to  financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed  Allocations of different  durations available in the future,  including Fixed Allocations offered exclusively for use with certain optional investment  programs.  Fixed
Allocations  may not be  available  in all states and may not always be  available  for all  Guarantee  Periods  depending on market factors and other considerations.

The interest rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change during the  Guarantee  Period.  The rates are an  effective  annual rate of  interest.  We  determine  the  interest  rates for the various
Guarantee  Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the interest  rate in effect and the date your Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time. Any change in interest rate does not affect Fixed  Allocations  that were in effect  before the date of the change.  To inquire as to the current rates for
Fixed Allocations, please call 1-800-680-8920.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent permitted by law, we may establish  different  interest rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment  programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or a balanced investment  program (see "Do you offer programs  designed to guarantee a "Return of Premium" at a future date?").  The interest rate credited to Fixed  Allocations  offered to this class of  purchasers  may be different  than those offered to other  purchasers  who choose the same Guarantee  Period but who do not  participate  in an optional  investment  program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United States  government and its agencies and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements, asset-backed  obligations  and municipal  bonds. In determining  rates we also consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make, commissions,  administrative and investment  expenses,  our insurance risks in relation to the Fixed  Allocations,  general economic trends and competition.  Some of these  considerations  are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we credit  for a Fixed  Allocation  is  subject  to a  minimum.  Please  refer to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a Fixed Allocation  before the end of its Guarantee  Period, we will adjust the value of your investment based on a formula,  called a "Market Value  Adjustment" or "MVA".  The Market Value Adjustment  formula compares the interest  rates  credited for Fixed  Allocations  at the time you  invested,  to interest  rates being  credited when you make a transfer or withdrawal.  The amount of any Market Value  Adjustment can be either positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  In certain  states the amount of any Market Value  Adjustment  may be limited under state law or  regulation.  If your  Annuity is governed by the laws of that state,  any Market Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

MVA Formula
The MVA formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed  Allocation  on a
particular date.  The formula is as follows:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the fixed  interest rate we guaranteed to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of  annuities at the time of the  withdrawal  for a new Fixed  Allocation  with a Guarantee  Period  equal to the  remaining  number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal  does not occur on the yearly or monthly  anniversary  of the beginning of the Fixed  Allocation,  the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after exactly three (3)
         years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 3.5% (J = 3.5%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 6.0% (J = 6.0%).  Based on these assumptions, the MVA would be calculated as follows:

                                 MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date, you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or  different  length or you may  transfer all or part of that
Fixed Allocation's  Account Value to another Fixed Allocation or to one or more  Sub-accounts.  We will notify you before the end of the  Guarantee  Period  about the fixed  interest  rates that we are  currently  crediting to all Fixed  Allocations  that are being offered.  The rates  being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not  specify  how you want a Fixed  Allocation  to be  allocated  on its  Maturity  Date,  it will be renewed  for a Fixed
Allocation of the same duration if then available.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

Do you provide any guarantees on my investment?
The Annuity  provides  variable  investment  options and fixed  investment  options.  Only the fixed  investment  options  provide a guaranteed  return on your  investment,  subject to certain terms and  conditions.  However,  your Annuity  includes a feature at no additional  cost that  provides  certain  benefits if your  Account  Value has not reached or exceeded a "target  value" on its 10th anniversary.  If, on the 10th  anniversary  of your  Annuity's  Issue Date,  your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X|      You may continue your Annuity  without  electing to receive  Annuity  payments and receive an annual credit to your Account
                                                                                                       ------
     Value  payable  until you begin  receiving  Annuity  payments.  The credit is equal to 0.25% of the  average of your  Annuity's
     Account Value for the preceding four complete  calendar  quarters.  This credit is applied to your investment  options pro-rata based on the allocation of your then current Account Value.

                                                                 OR

|X|      You may begin receiving  Annuity  payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account  Value on the 10th  anniversary  of its Issue Date minus the sum of all Purchase  Payments  allocated in the prior five years.  The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th  anniversary  of your  Annuity's  Issue Date, we will inform you if your Account Value did not meet or exceed the
Target  Value.  We will assume that you have elected to receive the annual  credit to your Account  Value  unless,  not less than 30 days  prior to the next  anniversary  of the  Annuity,  we receive at our home  office  your  election  to begin  receiving  Annuity payments.

Certain  provisions of this benefit and of the Target Value Credits  described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target Value is a tool used to determine  whether you are eligible to elect either of the benefits  described  above. The Target
Value does not impact the Account Value  available if you surrender  your Annuity or make a partial  withdrawal  and does not impact the Death  Benefit  available to your  Beneficiary(ies).  The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial  investment to double in value,  adjusted for any withdrawals  and/or additional  Purchase Payments you make during the 10 year period.  We calculate the "Target Value" as follows:

1.       Accumulate  the initial  Purchase  Payment at an annual  interest rate of 7.2% until the 10th  anniversary of the Annuity's
     Issue Date; plus
                 ----
2.       Accumulate  any  additional  Purchase  Payments at an annual  interest  rate of 7.2% from the date  applied  until the 10th anniversary of the Annuity's Issue Date; minus
                                              -----
3.       Each  "proportional  reduction"  resulting from any  withdrawal,  accumulating  at an annual interest rate of 7.2% from the date the  withdrawal is processed  until the 10th  anniversary  of the Annuity's  Issue Date. We determine  each  "proportional reduction"  by  determining  the  percentage  of your Account  Value then  withdrawn and reducing the Target Value by that same percentage.  We include  any  withdrawals  under  your  Annuity  in this  calculation,  as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1.       Assume you make an initial  Purchase  Payment of $10,000 and make no further  Purchase  Payments.  The Target  Value on the
     10th  anniversary of your Annuity's  Issue Date would be $20,042,  assuming no withdrawals  are made.  This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2.       Assume you make an initial  Purchase Payment of $10,000 and make no further  Purchase  Payments.  Assume at the end of Year
     6, your  Account  Value has  increased  to $15,000 and you make a  withdrawal  of 10% or $1,500.  The Target  Value on the 10th anniversary  would be $18,722.  This is equal to $10,000  accumulating at an annual rate of 7.2% for the 10-year period,  minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by  "restarting"  the 10-year period on any  anniversary of the Issue Date.
If you elect to restart the  calculation  period,  we will treat your Account  Value on the restart date as if it was your  Purchase
Payment  when  determining  if your  Annuity's  Account  Value meets or exceeds the Target  Value on the  appropriate  tenth  (10th)
anniversary.  You may elect to restart the calculation more than once, in which case, the 10-year  calculation  period will begin on the date of the last restart  date. We must receive your  election to restart the  calculation  at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are additional  amounts that we apply to your Account Value to increase the likelihood  that your Account Value will meet or exceed the Target Value.  We add Target Value  Credits to your Account Value at the time a Purchase  Payment is applied to your Annuity.  Only those Purchase  Payments made before the first  anniversary of the Issue Date of your Annuity are eligible to receive Target Value Credits.  Target Value Credits are separate and distinct from other Credits we apply to all Purchase Payments.

The amount of the Target Value Credit is equal to 1.0% of each qualifying  Purchase  Payment.  Target Value Credits are only payable on  qualifying  Purchase  Payments  if the  Owner(s) of the Annuity  is(are)  less than age 81 on its Issue Date.  If the Annuity is owned by an entity,  the age  restriction  applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general  account and is allocated  to the  investment  options in the same ratio that the  qualifying  Purchase  Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange,  replacement  or transfer,  in whole or in part, of an Annuity we issued that has the same or a similar benefit.

 ====================================================================================================================================
 The amount of any Target Value Credits are not immediately  vested and can be recovered by American Skandia under the circumstances and for the time periods  shown below.  If American  Skandia  exercises its right to recover the amount of any Target Value Credit, any investment gain on the Target Value Credit will not be taken back.
 1.       If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
 2.       If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
 3.       If a  person  on  whose  life we pay the  Death  Benefit  dies,  or if a  "contingency  event"  occurs  which  triggers  a medically-related surrender:
 |X|      within 12 months after the date a Target Value Credit was allocated to your Account Value; or
 |X|      within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.
 Following completion of the above time periods, the amount of any Target Value Credits are vested in the Owner.
 ====================================================================================================================================

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation  period you can access your Account Value through Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time.  We may deduct a portion of the Account Value being  withdrawn or surrendered  as a CDSC. If you surrender your Annuity,  in addition to any CDSC, we may deduct the Annual  Maintenance  Fee,  any Tax Charge that  applies  and the charge for any  optional  benefits.  We may also apply a Market
Value  Adjustment  to any Fixed  Allocations.  Certain  amounts may be  available to you each Annuity Year that are not subject to a
CDSC.  These are called "Free  Withdrawals."  In addition,  under certain  circumstances,  we may waive the CDSC for surrenders made for  qualified  medical  reasons  or for  withdrawals  made to  satisfy  Minimum  Distribution  requirements.  Unless  you notify us differently,  withdrawals  are taken  pro-rata  based on the Account  Value in the  investment  options at the time we receive  your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally  subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the  payment.  The Code and  regulations  have  "exclusionary  rules" that we use to  determine  what portion of each annuity  payment  should be  treated as a return of any tax basis you have in the  Annuity.  Once the tax basis in the  Annuity  has been distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet  liquidity  needs,  you can withdraw a limited  amount from your Annuity during each of Annuity Years 1-8 without a
         CDSC  being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available  if you choose to surrender your Annuity.  Amounts  withdrawn as a Free  Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals in excess of the Free Withdrawal  amount.  We call this a "Partial  Withdrawal."  The amount that you may withdraw  will depend on the Annuity's  Surrender  Value.  The Surrender  Value is equal to your Account Value minus any CDSC,  the Annual  Maintenance  Fee,  the Tax Charge,  any charges for  optional  benefits  and any Market  Value
         Adjustment  that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your  Annuity  must have a Surrender
         Value of at least $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully  surrender  your Annuity.
         The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts  qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals or Systematic  Withdrawals
of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar amount after  deduction of any CDSC that applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that applies,  resulting in less money being payable to you than the amount you  requested.  If you request a net  withdrawal,  the amount  deducted  from your Account Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms  necessary to make a withdrawal  from your  Annuity,  contact our Customer  Service Team at  1-800-680-8920  or visit our Internet Website at www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|      the "Growth" in the Annuity; or
|X|      10% of Purchase  Payments  that, as of the date of the  withdrawal,  have been invested for less than the CDSC period (with your Annuity, eight (8) years).  The 10% amount is not cumulative.

"Growth"  equals the current  Account  Value less all Purchase  Payments  that have been  invested for less than the CDSC period and have not been  previously  withdrawn.  "Growth"  does not include any  additional  amounts we applied to your Annuity  based on your
Purchase Payments (see "How Do I Receive Credits" and "What Are Target Value Credits").

NOTE:  Free  withdrawals  do not reduce the amount of any CDSC that would apply upon a partial  withdrawal or subsequent  surrender.
The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount  available as a Free  Withdrawal if your Annuity is used in connection with certain plans that receive  special  tax  treatment  under  the  Code.  As of the date of this  Prospectus,  the  Free  Withdrawal  privilege  has been eliminated for Annuities purchased as funding vehicles for retirement plans under Section 401 or 403(b) of the Code.

Examples
Assume you make an initial  Purchase  Payment of $10,000 and make no additional  Purchase  Payments.  Assume that in Annuity Year 2, due to positive investment  performance,  your Account Value is $12,500.  The maximum Free Withdrawal amount would be the greater of
Growth (Account Value minus Purchase  Payments = $2,500) or 10% of Purchase Payments  ($1,000).  Your maximum Free Withdrawal amount would therefore be $2,500.

Further  assume that in your third Annuity  Year,  you choose to surrender  your Annuity.  Assume that after taking your $2,500 Free
Withdrawal in Year 2, your Account Value has increased to $11,000 due to positive investment  performance.  Upon surrender,  we will deduct a CDSC of 8.5% based on the number of years that your Purchase  Payment has been  invested  times the amount of your Purchase
Payment  that has not been  previously  withdrawn  (8.5% of $10,000 = $850).  The amount of the  previous  Free  Withdrawal  was not subject to a CDSC when  withdrawn.  Therefore,  upon surrender,  the amount of the entire  Purchase  Payment is subject to the CDSC.
You would receive $10,150 minus the Annual Maintenance Fee and any Target Value Credits.

These  examples do not reflect  the effect of any  Credits or Target  Value  Credits.  These  amounts  are not  available  as a free withdrawal.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawal or Systematic  Withdrawal of
amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the accumulation  period.  Whether a CDSC applies and the amount to be charged  depends on whether the Partial  Withdrawal  exceeds  any Free  Withdrawal  amount and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.   If you request a Partial  Withdrawal we determine if the amount you requested is available as a Free  Withdrawal (in which case it would not be subject to a CDSC);
2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from  Purchase  Payments  that have been  invested  for longer than the CDSC period,  if any
         (with your Annuity, eight (8) years);
|X|      Second,  we withdraw the  remaining  amount from the Purchase  Payments  that are still  subject to a CDSC. We withdraw the
         "oldest" of your Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn.

     Any CDSC will only apply to the amount withdrawn that exceeds the Free Withdrawal amount.

     For purposes of calculating the CDSC on a partial  withdrawal,  the Purchase  Payments being withdrawn may be greater than your remaining  Account  Value or the  amount of your  withdrawal  request.  This is most  likely  to occur if you have  made  prior withdrawals  under the Free  Withdrawal  provision  or if your  Account  Value has  declined  in value due to  negative  market performance.

3.   If the amount  requested  exceeds the amounts  available  under Item#2 above,  we withdraw the remaining  amount from any other
     Account Value (including Account Value due to Credits and Target Value Credits).

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar  amount.  Systematic  Withdrawals  may be subject to a CDSC. We will  determine  whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals  can be made  from  Account  Value  allocated  to the  variable  investment  options  or Fixed  Allocations.
Generally,  Systematic  Withdrawals  from Fixed  Allocations  are  limited  to  earnings  accrued  after the  program of  Systematic
Withdrawals  begins, or payments of fixed dollar amounts that do not exceed such earnings.  Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual  or annual basis.  The Surrender  Value of your Annuity must be at least $20,000  before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100, we may postpone  the  withdrawal  and add the  expected  amount to the amount  that is to be  withdrawn  on the next  scheduled  Systematic
Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax treatment under Sections
401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to  receive  distributions  as a series of  "substantially  equal  periodic  payments".  Distributions received under this provision in any Annuity Year that exceed the maximum amount  available as a free  withdrawal will be subject to a CDSC. To request a program that complies with Section  72(t),  you must provide us with certain  required  information  in writing on a form  acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender
Value of your Annuity must be at least $20,000  before we will allow you to begin a program for  withdrawals  under  Section  72(t).
The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code.  We do not assess a CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such Minimum  Distributions  from your
Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to satisfy the minimum  distribution  requirements in relation to other savings or investment  plans under other  qualified  retirement plans not maintained with American Skandia.

The  amount of the  required  Minimum  Distribution  for your  particular  situation  may  depend  on other  annuities,  savings  or investments.  We will only  calculate  the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3) days advance  written notice to calculate and process the amount of your  payments.  You may elect to have Minimum
Distributions  paid out monthly,  quarterly,  semi-annually  or annually.  The $100 minimum that applies to  Systematic  Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can surrender your Annuity at any time.  Upon  surrender,  you will receive the Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of  calculating  the CDSC on  surrender,  the Purchase  Payments  being  withdrawn  may be greater than your  remaining
Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the
Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms  necessary  to  surrender  your  Annuity,  contact our Customer  Service  Team at  1-800-680-8920  or visit our
Internet Website at www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender  your Annuity prior to the Annuity Date without  application  of any CDSC upon occurrence of a  medically-related  "Contingency  Event". The amount payable will be your Account Value minus: (a) the amount of any
Credits  applied within 12 months of the  applicable  "Contingency  Event" as defined below;  (b) the amount of any Credits added in conjunction with any Purchase Payments received after our receipt of your request for a  medically-related  surrender (i.e. Purchase
Payments  received  at such time  pursuant to a salary  reduction  program;  and (c) the amount of any Target  Value  Credits  under certain circumstances.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be named or any change of Annuitant must be accepted by us, prior to the  "Contingency  Event" described below;
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X|      first confined in a "Medical Care Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make any annuity  payment  options  available in the future.  For additional  information on annuity  payment options you may request a Statement of Additional Information.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other  payments or death benefits would be payable.  This Option is  currently  available  on a fixed or  variable  basis.  Under this  option,  you cannot make a partial or full  surrender  of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This Option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the  Insurance  Charge  assessed  to cover the risk that key lives  outlive  our  expectations  provides  no  benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within eight years of the Annuity  Date limits your  annuity  payment  options.  Certain  annuity  payment  options may not be  available if your
Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the 1983a Individual  Annuity  Mortality Table with an assumed interest rate of 3% per annum.  Where required by law or regulation,  such annuity  table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR, as well as, other  factors  described  below.  The greater the AIR, the greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments will be higher than the first annuity  payment.  If the Sub-accounts you choose perform worse than the
AIR,  then  subsequent  annuity  payments  will be lower  than the  first.  Within  payment  options 5 and 6, the cash value for the
Annuitant  (while alive) and a variable  period of time during which  annuity  payments will be made whether or not the Annuitant is still alive are adjusted based on the performance of the Sub-accounts  relative to the AIR; however,  subsequent annuity payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate each annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any  premium  tax that  applies)  at the time you elect to begin  receiving annuity  payments.  The  schedule  of units will vary  based on the  annuity  payment  option  selected,  the length of any certain  period  (if  applicable),  the  Annuitant's  age and  gender  (if  annuity  payments  are due for the  life of the
         Annuitant) and the Unit Value of the  Sub-accounts  you initially  selected on the Issue Date. The calculation is performed for each Sub-account,  and the sum of the Sub-account  calculations  equals the amount of your annuity payment.  Other than to fund annuity  payments,  the number of units allocated to each Sub-account will not change unless you transfer among the
         Sub-accounts or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established for each Sub-account you choose on the annuitization date based on the applicable  benchmark rate,  meaning the AIR, and the annuity factors.  The annuity factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity provides a Death Benefit during its  accumulation  period.  If the Annuity is owned by one or more natural persons,  the
Death  Benefit is payable  upon the first  death of an Owner.  If the  Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated before the Annuitant's death and the  Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

Basic Death Benefit

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts  is used, in part,  to pay us for the risk we assume in providing  the basic Death Benefit  guarantee under the  Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.  Either  benefit  can be  purchased  for an additional charge. The additional charge is deducted to compensate  American Skandia for providing  increased  insurance  protection under the optional Death  Benefits.  Notwithstanding  the additional  protection  provided  under the optional Death  Benefits,  the additional cost has the impact of reducing the net performance of the investment options.  Under certain  circumstances,  your Death
Benefit may be reduced by the amount of any  Credits or Target  Value  Credits we applied to your  Purchase  Payments  (see "How are
Credits Applied to My Account Value" and "Recovery of Target Value Credits").

The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs during the first ten (10) Annuity Years:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs after the tenth (10th) Annuity Year:  The Death Benefit is your Account Value.

OPTIONAL DEATH BENEFITS

Two  optional  Death  Benefits  are offered for  purchase  with your  Annuity to provide an enhanced  level of  protection  for your beneficiaries.

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Currently,  these  benefits  are only  offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date,  allow  existing  Annuity Owners to purchase  either of the optional  Death  Benefits  subject to our rules and any changes or restrictions  in the  benefits.  Certain  terms and  conditions  may differ if you  purchase  your  Annuity as part of an  exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
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Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above;

     PLUS

2.       40% of your "Growth" under the Annuity, as defined below.

The amount calculated in Items 1 & 2 above may be reduced by any Credits or Target Value Credits under certain circumstances.

"Growth" means the sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations,
 ------
minus the total of all Purchase Payments reduced by the sum of all proportional withdrawals.

"Proportional  withdrawals"  are  determined  by  calculating  the  percentage  of your  Account  Value that each  prior  withdrawal
 -------------------------
represented when withdrawn.

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The Enhanced  Beneficiary  Protection Optional Death Benefit is subject to a maximum of 100% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
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The Enhanced  Beneficiary  Protection Optional Death Benefit described above is currently being offered in those jurisdictions where we have received  regulatory  approval.  Certain terms and  conditions may differ between  jurisdictions  once approved.  Please see
Appendix E for a description  of the Enhanced  Beneficiary  Protection  Optional Death Benefit  offered before  November 18, 2002 in those  jurisdictions  where we received  regulatory  approval.  Please  refer to the section  entitled  "Tax  Considerations"  for a discussion of special tax considerations for purchasers of this benefit.
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NOTE: You may not elect the Enhanced  Beneficiary  Protection  Optional Death Benefit if you have elected the Plus40TM Optional Life
Insurance Rider.

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Highest Anniversary Value Death Benefit
If the Annuity has one Owner,  the Owner must be age 79 or less at the time Highest  Anniversary  Value  Optional  Death  Benefit is
purchased.  If the Annuity has joint  Owners,  the oldest  Owner must be age 79 or less.  If the Annuity is owned by an entity,  the
Annuitant must be age 79 or less.

Certain of the Portfolios offered as Sub-accounts under the Annuity are not available if you elect the Highest Anniversary Value
Death Benefit.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest Anniversary Value equals the highest of all previous  "Anniversary  Value" less proportional  withdrawals since
             -------------------------
     such anniversary and plus any Purchase Payments since such anniversary.

|X|      The  Anniversary  Value is the Account  Value as of each  anniversary  of the Issue Date of the  Annuity.  The  Anniversary
              ------------------
     Value on the Issue Date is equal to your Purchase Payment.

|X|      Proportional  withdrawals  result in a  reduction  to the  Highest  Anniversary  Value by  reducing  such value in the same
         -------------------------
     proportion as the Account Value was reduced by the  withdrawal as of the date the  withdrawal  occurred.  For example,  if your
     Highest  Anniversary  Value is $125,000 and you  subsequently  withdraw  $10,000 at a time when your Account  Value is equal to
     $100,000 (a 10%  reduction),  when  calculating  the  optional  Death  Benefit we will reduce your  Highest  Anniversary  Value
     ($125,000) by 10% or $12,500.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest Anniversary Value as of the Owner's date of death.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the Highest  Anniversary  Value on the Death Benefit Target Date plus the sum of all Purchase  Payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount  determined  by this  calculation  is  increased by any Purchase  Payments  received  after the Owner's date of death and decreased by any  proportional  withdrawals  since such date.  The amount  calculated in Items 1 & 2 above (both  before,  and on or after the Death Benefit Target Date) may be reduced by any Credits or Target Value Credits under certain circumstances.

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The Highest  Anniversary  Value Death  Benefit  described  above is currently  being  offered in those  jurisdictions  where we have received regulatory  approval.  Certain terms and conditions may differ between  jurisdictions once approved.  Please see Appendix E for a  description  of the  Guaranteed  Minimum Death  Benefit  offered  before  November 18, 2002 in those  jurisdictions  where we received regulatory approval.
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See Appendix C for examples of how the Highest Anniversary Value Death Benefit is calculated.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced  Beneficiary  Protection  Optional Death Benefit and Highest Anniversary Value Optional Death Benefit
at any time.  Both optional  Death  Benefits will  terminate  automatically  on the Annuity Date. We may also terminate any optional
Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge equal to 0.25% per year,  respectively,  if you elect the Highest Anniversary Value Optional Death Benefit or the
Enhanced  Beneficiary  Protection  Optional Death Benefit.  If you elect both optional Death Benefits,  the total charge is equal to
0.50% per year.  We deduct the charge to  compensate  American  Skandia  for  providing  increased  insurance  protection  under the optional Death Benefit.  The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments  not  extending  beyond the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an  election  prior to death  benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive  the Death
Benefit  proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable annuity payments
(annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be  considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.
However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant"  for a discussion of the treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides for  alternative  death benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified investment" that requires Minimum  Distributions.  Upon the Owner's death under an IRA, 403(b) or other  "qualified  investment",  a
Beneficiary  may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death  occurs  before the date Minimum  Distributions  must begin under the Code,  the Death  Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life  expectancy  of the  designated
         Beneficiary  (as long as payments begin by December 31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death  Benefit can be paid out over the life or life  expectancy of the spouse with such payments beginning no earlier than December  31st of the year  following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs  after the date  Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary has the flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue to be tax deferred.  Amounts  withdrawn each year,  including amounts  that are  required to be  withdrawn  under the Minimum  Distribution  rules,  are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your  particular  situation.  See the section  entitled "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the  Beneficiary  can request a withdrawal  of all or a portion of the Account Value at any time without  application  of a
              CDSC.
|X|      upon the death of the  Beneficiary,  any remaining  Account Value will be paid in a lump sum to the person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity  must be paid out to the  Beneficiary  according  to the Minimum  Distribution  rules  described above.

Please contact American Skandia for additional  information on the  availability,  restrictions and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the  decedent  was not the Owner or  Annuitant  as of the Issue  Date and did not  become  the Owner or  Annuitant  due to the prior
Owner's or  Annuitant's  death.  Any Death Benefit  (including  either  optional Death Benefit) that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension  period is completed,  the
Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We  determine  the amount of the Death  Benefit as of the date we receive  "due  proof of  death",  any  instructions  we require to determine  the method of payment and any other  written  representations  we require to  determine  the proper  payment of the Death
Benefit to all  Beneficiaries.  "Due proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of
"due proof of death" we automatically  transfer the Death Benefit to the WFVT Money Market  Sub-account  until we further  determine the universe of eligible  Beneficiaries.  Once the universe of eligible  Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an  election  as to the method  they wish to receive  their  portion  of the Death  Benefit.  Absent an election  of a  Death  Benefit  payment  method,  no  Death  Benefit  can  be  paid  to the  Beneficiary.  We  may  require  written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

NOTE:  You may not elect the Plus40(TM)Optional Life Insurance Rider if you have elected the Enhanced Beneficiary Protection
Optional Death Benefit.

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The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included in this  Prospectus to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this information.  However,  the information may be subject to certain  generally  applicable  provisions of the Federal  securities laws regarding accuracy and completeness.
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The Plus40(TM)rider provides an income tax-free life insurance benefit to your  Beneficiary(ies)  equal to 40% of the Account Value of your  Annuity as of the date we receive  due proof of death,  subject to certain  adjustments,  restrictions  and  limitations.  The
Rider may be  especially  useful in  offsetting  federal and state taxes payable on any taxable gains in your Annuity at the time of your death.  The Rider is available in addition to the death  benefit  payable under the Annuity.  Whether the Rider is  appropriate for you  may  depend  on  your  particular  circumstances,  including  other  financial  resources  that  may be  available  to your
Beneficiary(ies)  to pay taxes on the gain in your Annuity  should you die during the  accumulation  period.  No amounts are payable under the Rider if you die on or after the date your  Account  Value is applied to begin  receiving  annuity  payments  or after you surrender the Annuity.  The Rider has no cash value.

Currently,  the Plus40(TM)rider is only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date, allow existing Annuity Owners to purchase the Plus40(TM)rider subject to our rules and any changes or restrictions.

Please refer to Appendix D for a more complete description of the Plus40(TM)rider.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  The Account
Value  includes  any  additional  amounts we  applied to your  Purchase  Payments  that we are  entitled  to recover  under  certain circumstances.  When determining the Account Value on any day other than a Fixed  Allocation's  Maturity Date, the Account Value may
include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee, the charge for any optional  benefits and any additional amounts we applied to your Purchase  Payments that we are entitled to recover upon  surrender of your Annuity.  The Surrender  Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you  allocate  Account  Value  to a  Sub-account,  you are  purchasing  units  of the  Sub-account.  Each  Sub-account  invests exclusively  in  shares  of an  underlying  Portfolio.  The  value of the  Units  fluctuates  with the  market  fluctuations  of the
Portfolios.  The value of the Units  also  reflects  the daily  accrual  for the  Insurance  Charge and if you  elected  one or more optional  benefits  whose annual  charge is deducted  daily,  the  additional  charge made for such  benefits.  There may be several different  Unit Prices for each  Sub-account  to reflect the Insurance  Charge and the charges for any optional  benefits.  The Unit
Price for the Units you purchase will be based on the total  charges for the benefits  that apply to your  Annuity.  See the section entitled  "What Happens to My Units When There is a Change in Daily  Asset-Based  Charges?"  for a detailed  discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each  Valuation  Day, we determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit Price is used for determining  the value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the number of Units  involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a Sub-account.  On the Valuation Day you make the allocation,  the Unit Price is $14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume  that  later,  you wish to  transfer  $3,000  of your  Account  Value  out of that
Sub-account  and  into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit  Price of the  original
Sub-account  has  increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477
Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255  Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.
The Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers or  withdrawals  from a
Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were  withdrawn.  To determine  the Account Value of a Fixed  Allocation  on any day other than its Maturity  Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American Skandia is generally open to process  financial  transactions on those days that the New York Stock Exchange (NYSE) is open for  trading.  There  may be  circumstances  where  the NYSE  does not open on a  regularly  scheduled  date or time or closes at an earlier time than scheduled  (normally  4:00 p.m. EST).  Financial  transactions  requested  before the close of the NYSE which meet our requirements will be processed according to the value next determined  following the close of business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE will be  processed  based on the value next  computed  on the next business  day.  There may be  circumstances  when the  opening or closing  time of the NYSE is  different  than  other  major  stock exchanges,  such as NASDAQ or the  American  Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial  Purchase  Payments:  We are required to allocate  your initial  Purchase  Payment to the  Sub-accounts  within two (2) days after we receive  all of our  requirements  to issue the  Annuity.  If we do not have all the  required  information  to allow us to issue your  Annuity,  we may retain  the  Purchase  Payment  while we try to reach you or your  representative  to obtain all of our requirements.  If we are unable to obtain all of our  required  information  within  five (5) days,  we are  required  to return the
Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase  Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include  transfers  under  a  Dollar  Cost  Averaging,  rebalancing,  or  asset allocation program,  Systematic  Withdrawals,  Minimum Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are scheduled,  unless the scheduled day is not a Valuation Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:   "Unscheduled"  transactions  include  any  other  non-scheduled  transfers  and  requests  for  Partial
Withdrawals  or Free  Withdrawals  or  Surrenders.  Unscheduled  transactions  are  processed  and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death  Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation before  processing.  We price such transactions as of the date we receive at our Office all supporting  documentation we require for such transactions and that are satisfactory to us.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Termination of Optional  Benefits:  If you terminate the Guaranteed Return Option program or either Optional Death Benefit,  we will no longer  deduct the charge we apply to purchase  the  optional  benefit.  On the date the charge no longer  applies,  your Annuity will become subject to a different daily  asset-based  charge.  We will process a transaction  where your Account Value allocated to the Sub-accounts  will be used to purchase new Units of the Sub-accounts  that reflect the Insurance Charge and any optional benefit or program  still  elected,  but not the charge  for the  optional  benefit  or  program  that you  terminated.  The number of Units attributed  to your Annuity  will be decreased  and the Unit Price of each unit of the  Sub-accounts  in which you invested  will be increased.  The  adjustment in the number of Units and Unit Price will not affect your Account Value.  Beginning on that date,  your
Account  Value  will be  determined  based on the  change in the value of Units  that  reflect  the  Insurance  Charge and any other optional benefits that you have elected.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not  intended  to be  fully  comprehensive  nor is it  intended  as tax  advice.  Therefore,  you  may  wish  to  consult  a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American Skandia is taxed as a life insurance  company under Part I, subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains  earned by the
Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit  sharing plan or other  retirement  arrangement  that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity  until an amount is received (a  "distribution").  This is  commonly  referred to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity  payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the Annuity must currently  include  any  increase in the value of the Annuity  during a tax year in its gross  income.  An  exception  from  current taxation  applies for annuities held by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt  entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity  payments begin are generally  treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated  as receipt of  "income  on the  contract"  is  includible  in the  taxpayer's  gross  income and  taxable in the year it is received.  The amount of any  distribution  treated as a return of the  "investment  in the  contract"  is not  includible  in gross income.

|X|      "Income on the  contract" is calculated by  subtracting  the  taxpayer's  "investment  in the contract"  from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is equal to  total  purchase  payments  for all  "related  contracts"  minus  any  previous distributions  or portions of such  distributions  from such  "related  contracts"  that were not  includible  in gross income.
     "Investment  in the  contract"  may be affected by whether an annuity or any  "related  contract"  was  purchased  as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received on or after the Annuity  Date will  generally be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the  exclusion  ratio  differs  between fixed and variable annuity  payments.  When annuity  payments  cease  because of the death of the person upon whose life  payments are based and, as of the date of death,  the  amount of  annuity  payments  excluded  from  taxable  income by the  exclusion  ratio  does not exceed the
"investment in the contract," then the remaining  portion of unrecovered  investment may be allowed as a deduction on the decedent's final income tax return.

Penalty Tax on  Distributions:  Generally,  any  distribution  from an annuity  not used in  conjunction  with a Qualified  Contract
(Qualified  Contracts are  discussed  below) is subject to a penalty  equal to 10% of the amount  includible  in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life  expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's designated beneficiary;
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity contract when determining the taxation of distributions  before  annuitization.  We refer to these contracts as "related contracts."  In situations  involving  related  contracts we believe that the values under such  contracts and the investment in the contracts  will be added  together to determine the proper  taxation of a  distribution  from any one contract  described  under the section  "Distributions  before  Annuitization."  Generally,  distributions  will be  treated  as coming  first  from  income on the contract  until all of the  income on all such  related  contracts  is  withdrawn,  and then as a return  of the  investment  in the contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue Service would view related  contracts when one or more  contracts are immediate  annuities or are contracts that have been  annuitized.  The Internal  Revenue  Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are  particularly  cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  "substantially  equal  periodic  payments":  (also  known as  "72(t)" or  "72(q)"  distributions)  Any modification to a program of  distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such payments will result in the  requirement to pay the 10%  premature  distribution  penalty  that would have been due had the payments  been  treated as subject to the 10%  premature distribution  penalty in the years  received,  plus  interest.  This does not apply when the  modification  is by reason of death or disability.  American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the
10% penalty described above under "Penalty Tax on Distributions" for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract  were  contributed  or deemed to be  contributed more than one year  prior to the  annuity  starting  date  under the  immediate  annuity;  and (b) the  annuity  payments  under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased  through a tax-free exchange of a life insurance,  annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the  purchase  payments  made prior to August 14, 1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a distribution is equal to or less than the remaining  investment in the contract made prior to August 14,
1982,  such amounts are not included in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a  partial  exchange.  As of the  date of this  prospectus,  we will  treat a  partial  surrender  of this  type  involving  a non-qualified  annuity  contract as a "tax-free"  exchange  for future tax  reporting  purposes,  except to the extent that we, as a reporting and withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance companies may not recognize  these partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as subjecting the taxable  portion of the  distribution  to the 10% IRS early  distribution penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  on the remaining  life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries below of the  types of  tax-qualified  retirement  plans  with  which we may  issue an  Annuity.  These  summaries  provide  general information  about the tax rules and are not  intended to be  complete  discussions.  The tax rules  regarding  qualified  plans are complex.  These rules may include limitations on contributions and restrictions on distributions,  including  additional taxation of distributions  and  additional  penalties.  The  terms  and  conditions  of the  tax-qualified  retirement  plan  may  impose  other limitations  and  restrictions  that are in  addition  to the terms of the  Annuity.  The  application  of these  rules  depends  on individual  facts and  circumstances.  Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and  suitability of such an investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Economic Growth and Tax Relief  Reconciliation  Act (EGTRRA):  Certain states do not conform to the pension  provisions  included in
EGTRRA.  We  recommend  that you consult with your tax advisor to  determine  the status of your state's  statutes as they relate to
EGTRRA and your tax qualified retirement plan.

Corporate  Pension and  Profit-sharing  Plans:  Annuities may be used to fund  employee  benefits of various  corporate  pension and profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including  401(k) plans.  Contributions to such plans are not taxable to the employee until  distributions  are made from the retirement plan. The Code imposes  limitations on the amount that may be contributed  and the timing of  distributions.  The tax treatment of  distributions  is subject to special provisions of the Code, and also depends on the design of the specific  retirement plan.  There are also special  requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".  These plans are subject to most of the same types of limitations and  requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee  until  distributions  are made from the TSA.  The Code  imposes  limits on  contributions,  transfers  and  distributions.
Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes  eligibility  requirements as well.  Contributions  are not taxable to employees until  distributed from the plan.  However, plan assets  remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code allows  eligible  individuals  to maintain an  individual retirement  account  or  individual  retirement  annuity  ("IRA").  IRAs  are  subject  to  limitations  on the  amount  that may be contributed,  the  contributions  that may be deducted from taxable income,  the persons who may be eligible to establish an IRA and the time when  distributions  must commence.  Further,  an Annuity may be established  with "roll-over"  distributions  from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs:  A form of IRA is also  available  called a "Roth  IRA".  Contributions  to a Roth IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional  IRA was made and the  distribution is made
                                                                                                       ---
(a) once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth  IRAs  will  receive a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and  distributions.  It also  describes  the  conditions  under which  distributions  from IRAs and qualified  plans  may be  rolled  over or  transferred  into an IRA or  another  qualified  plan,  on a  tax-deferred  basis and the conditions  under which  distributions  from  traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may  establish  Simplified  Employee  Pensions or SEP IRAs.  Employer
contributions  that may be made to employee SEP IRAs are larger than the amounts that may be  contributed  to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under  Section 72 of the Code.  Under these rules,  a portion of each distribution  may be excludable  from income.  The  excludable  amount is the proportion of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7)
         of the Code);
|X|      is part of a series  of  substantially  equal  periodic  payments  to be paid not less  frequently  than  annually  for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*;
|X|      is made pursuant to an IRS levy;
|X|      is made to pay qualified acquisition costs for a first time home purchase (IRA only);
|X|      is made to pay qualified higher education expenses (IRA only); and
|X|      is not more than the cost of your medical insurance (IRA only).

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.  The  retirement option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum Distribution rules. For Minimum  Distributions  required in 2002, the  individual  may utilize the 2002 Final  Regulations,  the 2001  Proposed  Regulations  or the 1987  Proposed  Regulations.  For
Minimum Distributions  required in 2003 and later,  individuals are required to use the rules under the 2002 Final Regulations.  The
2002 Final  Regulations  contain a  provision  which  could  increase  the  amount of minimum  distributions  required  for  certain individuals.  Under the 2002 Final  Regulations,  individuals are required to include in their annuity  contract value the actuarial value of any other  benefits  that will be  provided  under the  annuity.  We and other  annuity  providers  are  currently  seeking clarification  of this new rule.  You  should  consult  your tax  adviser  to  determine  the  impact  of this rule on your  Minimum
Distributions.

Under the new Minimum  Distribution  rules, a uniform life expectancy table will be utilized by all participants except those with a spouse who is more than ten (10)  years  younger  than the  participant.  In that case,  the new rules  permit  the  participant  to utilize the actual life  expectancies of the participant  and the spouse.  In most cases,  the beneficiary may be changed during the participant's  lifetime with no affect on the Minimum  Distributions.  At death,  the  designated  Beneficiary  may  generally  take
Minimum Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum  required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly  distributed.  Because of the many recent changes to the Minimum  Distribution  rules,  we strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations prescribe the  diversification  requirements  for variable  annuity  contracts.  We expect the underlying  mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity for tax  purposes  if persons  with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such guidelines may or may not address the number of investment  options or the number of transfers  between  investment  options offered under a variable annuity.
It is not known whether such guidelines,  if in fact promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered  pursuant to this  Prospectus.
We will take any action,  including  modifications to your Annuity or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject  to  automatic  20%
withholding for Federal income taxes. The following  distributions  are not eligible  rollover  distributions and not subject to 20%
withholding:
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of substantial  periodic  payments pursuant to Section 72(q) or 72(t) of the Code;
     and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments  and Pledges:  Any amount  received  directly or indirectly  as a loan from, or any  assignment or pledge of any portion of the value of, an annuity  before annuity  payments have begun is treated as a distribution  subject to taxation under the distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity and while such  assignment  or pledge  remains  in effect is  treated as  "income  on the  contract"  in the year in which it is  earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge includible  in gross  income.  The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other than the spouse of the owner (or former  spouse  incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant  succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a confirmation  statement to you each time a transaction  is made affecting  Account Value, such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual
Maintenance  Fee, in quarterly  statements  instead of  confirming  them  immediately.  You should review the  information  in these statements  carefully.  You may  request  additional  reports.  We  reserve  the right to charge up to $50 for each such  additional report.

Any errors or  corrections  on  transactions  for your  Annuity  must be  reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  All transactions  confirmed  immediately or by quarterly statement are deemed conclusive after the applicable
30-day  period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements  for the
Separate Account and the Portfolios,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc., whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  American Skandia markets its products to broker-dealers  and financial  planners through an internal field marketing staff. In addition,  American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC;  (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC.
No company  other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The separate  accounts are where American  Skandia sets aside and invests the assets of some of our annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in a separate account  established under the laws of the State of Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout period,  assets supporting fixed annuity payments  and any  adjustable  annuity  payments we make  available  are held in our general  account.  Assets  supporting  variable annuity  payment  options  may be invested in our  separate  accounts.  Income,  gains and losses  from  assets  allocated  to these separate  accounts are credited to or charged against each such separate account without regard to other income,  gains or losses of
American Skandia or of any other of our separate  accounts.  These assets may only be charged with liabilities  which arise from the
Annuities  issued by American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in  Sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B".
Separate  Account B was  established by us pursuant to Connecticut  law on November 25, 1987.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  The name of each  Sub-account  generally  corresponds  to the name of the  underlying  Portfolio.  Each  Sub-account  in
Separate  Account B may have  several  different  Unit Prices to reflect  the  Insurance  Charge and the  charges  for any  optional benefits that are offered under this Annuity and other  annuities  issued by us through  Separate  Account B. Separate  Account B is registered with the SEC under the Investment  Company Act of 1940 ("Investment  Company Act") as a unit investment trust, which is a type of investment company.  The SEC does not supervise investment policies, management or practices of Separate Account B.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the  Investment  Company Act.  Effective  November 18, 2002
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional benefit offered under Annuity  contracts  funded through Separate Account B. The  consolidation of Separate
Account B will have no impact on Annuity Owners.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated  to the  Sub-accounts  may increase or  decrease.  You bear the entire  investment  risk.  There is no assurance  that the
Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our obligations  based on Fixed  Allocations are held in American Skandia Life
Assurance  Corporation  Separate  Account D, also  referred to as  "Separate  Account D".  Such  obligations  are based on the fixed interest  rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We are not obligated to invest  according to specific  guidelines or strategies  except as may be required by Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the  Sub-accounts  invest.  However,  under SEC rules, you have voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an  underlying  mutual fund  portfolio requests a vote of  shareholders,  we will vote our shares based on  instructions  received from Owners with Account Value allocated to that  Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares  for which we have  received  instructions.  We will  furnish  those  Owners who have  Account  Value  allocated  to a
Sub-account  whose  underlying  mutual fund portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a  fundamental  investment  strategy,  adoption  of a new  investment  advisory  agreement,  or matters  relating  to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

Material Conflicts
It is possible that  differences  may occur between  companies  that offer shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable life insurance  products.  Differences may also occur surrounding the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material  conflicts," in which case we would take  necessary  action to protect  persons with voting rights under our variable  annuity  contracts  and variable  life  insurance policies  against  persons  with  voting  rights  under other  insurance  companies'  variable  insurance  products.  If a "material conflict" were to arise between owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take  necessary  action to treat such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise due to differences  in voting  instructions  between  owners of variable  life  insurance  and  variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of  brokerage  commissions  in connection  with  purchases  and sales of securities  held by  portfolios of American  Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission  plus ongoing  annual  compensation  based on all or a portion of Account  Value.  We may also provide  compensation  for providing  ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional  charge to you or to the Separate  Account.  No compensation is payable on Annuities  purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may  advertise  certain  information  regarding  the  performance  of the  investment  options.  Details  on how we calculate  performance  for the  Sub-accounts  are found in the  Statement of Additional  Information,  including how we account for
Credits in these performance  measures.  This information may help you review the performance of the investment  options and provide a basis for comparison with other  annuities.  This  information may be less useful when comparing the performance of the investment options with other savings or investment  vehicles.  Such other  investments  may not provide some of the benefits of annuities,  or may not be designed for  long-term  investment  purposes.  Additionally  other  savings or  investment  vehicles may not receive the beneficial tax treatment given to annuities under the Code.

We may advertise the performance of the Portfolios in the form of "Standard" and  "Non-standard"  Total Returns  calculated for each
Sub-account.  "Standard Total Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent,  one, five and ten year periods (or since the inception  date that the Portfolio has been offered as a Sub-account, if less).  "Standard Total Return" figures assume that the applicable  Insurance Charge and the Annual  Maintenance Fee are deducted and that the Annuity is  surrendered  at the end of the applicable  period,  meaning that any Contingent  Deferred Sales Charge that would  apply upon  surrender  is also  deducted.  "Standard  Total  Return"  figures  do not take into  consideration  any  Credits.
"Non-standard  Total Return" figures  include any  performance  figures that do not meet the SEC's rules for Standard Total Returns.
Non-standard  Total Returns are  calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and  charges.  In  particular,  they may  assume no  surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard  Total  Return"  figures  may assume  Credits of 1.0%,  2.0%,  3.0% or 4.0%,  respectively,  depending  on the cumulative amount of Purchase  Payments being  illustrated.  The amount of credits  illustrated may be more or less than the Credits applicable  to your Annuity (see "What are Credits and how do I Receive  Credits?").  Standard and  Non-standard  Total Returns will not reflect the  additional  asset-based  charges  that are deducted  when you elect any  optional  benefits.  The  additional  cost associated with any optional  benefits you elected will reduce your performance.  Non-standard  Total Returns must be accompanied by
Standard Total Returns.  Any performance advertisements will not reflect the impact of any Target Value Credits.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the  performance  of money  market-type  Sub-accounts  using a measure of the "current and  effective  yield".  The current yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of calculation.  The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a  Sub-account.  The current  and  effective  yields  reflect the  Insurance  Charge and the charge for any  optional benefits (if  applicable)  deducted  against the  Sub-account.  In a low interest  rate  environment,  yields for money  market-type
Sub-accounts,  after  deduction of the Insurance  Charge,  and the charge for any optional  benefits (if applicable) may be negative even though the yield (before  deducting for such charges) is positive.  Current and effective  yield  information  will  fluctuate.
This information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment  companies which do not serve as underlying  mutual funds for variable  annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the underlying  mutual funds or portfolios and upon prevailing  market conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such  underlying  mutual  fund or  portfolio.  In  addition,  the total  amount of  asset-based  charges  assessed  against  each
Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are crediting to new Fixed  Allocations.  Information  on  current  rates  will be as of the date  specified  in such  advertisement.  Rates  will be included in  advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed  Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating  our ability to meet our  obligations in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of
Separate Account B.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,   as  well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or  superseded  by a statement in this  Prospectus  or in a  later-filed  document,  such  statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2001  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated  by reference in this  Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling  our  Customer  Service  Team at  1-800-680-8920  or  Skandia's  Telephone  Automated  Response  System  (STARS) at
         1-800-766-4530.
|X|      writing to us via regular mail at American Skandia - Variable  Annuities,  Attention:  Stagecoach  Annuity,  P.O. Box 7040,
         Bridgeport,  Connecticut 06601-7040 OR for express mail American Skandia - Variable Annuities, Attention: Stagecoach Annuity,
         One Corporate Drive,  Shelton,  Connecticut  06484. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You can obtain account information  through Skandia's  Telephone  Automated Response System (STARS) and at  www.americanskandia.com, our  Internet  Website.  Our  Customer  Service  representatives  are also  available  during  business  hours to  provide  you with information  about your account.  You can request certain  transactions  through our telephone voice response  system,  our Internet
Website  or  through  a  customer  service  representative.  You  can  provide  authorization  for a  third  party,  including  your attorney-in-fact  acting  pursuant to a power of attorney or an  investment  professional,  to access your account  information  and perform certain  transactions on your account.  You will need to complete a form provided by us which identifies those  transactions that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your  Annuity or you may  establish  or change your PIN through  STARS and at  www.americanskandia.com,  our  Internet
Website.  Any third party that you  authorize  to perform  financial  transactions  on your  account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B

                                     APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(table in thousands)                                         For the Year Ended December 31,
                                              2001          2000           1999          1998          1997
                                              ----          ----           ----          ----          ----
STATEMENT OF OPERATIONS DATA
Revenues:
Annuity and life insurance charges and fee$*   378,693  $    424,578   $    289,989  $    186,211  $    121,158
Fee income                                     111,196       130,610         83,243        50,839        27,593
Net investment income                           20,126        11,656         10,441        11,130         8,181
Premium income and other revenues                3,368         4,778          3,688         1,360         1,082
                                          ------------  ------------   ------------  ------------  ------------

Total revenues                            $    513,383  $    571,622   $    387,361  $    249,540  $    158,014
                                          ============  ============   ============  ============  ============

Benefits and Expenses:
Annuity and life insurance benefits       $      1,955  $        751   $        612  $        558  $      2,033
Change in annuity and life insurance
     policy reserves                           (39,898)       45,018          3,078         1,053            37
Cost of minimum death benefit                        -             -          2,945         5,144         4,545
reinsurance
Return credited to contractowners               16,833         9,046         (1,639)       (8,930)       (2,018)
Underwriting, acquisition and other
     insurance expenses                        420,802       335,213        206,350       167,790        90,496
Interest expense                                73,424        85,998         69,502        41,004        24,895
                                          ------------  ------------   ------------  ------------  ------------

Total benefits and expenses               $    473,116  $    476,026   $    280,848  $    206,619  $    119,988
                                          ============  ============   ============  ============  ============

Income tax expense                        $      7,168  $     30,779   $     30,344  $      8,154  $     10,478
                                          ============  ============   ============  ============  ============

Net income                                $     33,099  $     64,817   $     76,169  $     34,767  $     27,548
                                          ============  ============   ============  ============  ============

STATEMENT OF FINANCIAL CONDITION DATA
Total Assets                              $ 28,036,860  $ 31,702,705   $ 30,881,579  $ 18,848,273  $ 12,894,290
                                          ============  ============   ============  ============  ============

Future fees payable to parent             $    797,055  $    934,410   $    576,034  $    368,978  $    233,034
                                          ============  ============   ============  ============  ============

Surplus Notes                             $    144,000  $    159,000   $    179,000  $    193,000  $    213,000
                                          ============  ============   ============  ============  ============

Shareholder's Equity                      $    577,668  $    496,911   $    359,434  $    250,417  $    184,421
                                          ============  ============   ============  ============  ============

*        On annuity and life insurance sales of $3,834,167,  $8,216,167,  $6,862,968,  $4,159,662, and $3,697,990,  during the years ended December 31, 2001, 2000, 1999, 1998 and 1997,  respectively,  with contractowner  assets under management of $26,017,847,
     $29,751,822, $29,396,693, $17,854,761, and $12,119,191, as of December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and Analysis of Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Results of Operations
---------------------

Annuity and life  insurance  sales  decreased 53% in 2001 to  $3,834,167,000  as compared to a 20% increase in 2000. The decrease in sales in 2001 was consistent with the general decline in sales  throughout the variable annuity  industry,  attributed in large part to the decline in the equity  markets.  The sales  growth in 2000 was driven by  significant  sales  volume in the first  quarter of
2000 due to the strong  equity  market  performance.  However,  the decline in the equity  markets  during the remainder of the year negatively  impacted sales as the first quarter level of sales was not  sustained.  The Company has announced its intention to focus on the growth of its core variable  annuity  business,  with a continuing  focus on  increasing  sales  through  innovative  product development  activities,  the expansion of its wholesaling force through  recruitment and retention of top producers,  and providing consistently good customer service.

Average assets under management totaled  $27,020,489,000 in 2001,  $31,413,809,000 in 2000 and $21,984,759,000 in 1999, representing a decrease of 14% in 2001 and an increase of 46% in 2000.  As a result of the  decrease  in sales  volume and average  assets  under management,  annuity and life  insurance  charges and fees  decreased  11% in 2001,  as compared to an increase of 46% in 2000.  Fee income generated from transfer agency-type and investment support activities decreased 15% in 2001 and increased 57% in 2000.

Net  investment  income  increased 73% in 2001 compared to 2000 and increased 12% in 2000 compared to 1999. The increase in 2001 was primarily  due to a higher level of fixed  maturity  investments  in support of the Company's  risk-based  capital  objectives.  The increase  in 2000 was  primarily  due to the  higher  level  of  fixed  maturity  investments  partially  offset  by  $6,939,000  of amortization of premiums paid on derivative  instruments.  Excluding the derivative  amortization,  net investment  income increased
62% in 2000 as a result of increased fixed maturity investments in support of the Company's risk-based capital objectives.

Premium income represents  premiums earned on the sale of ancillary  contracts such as immediate  annuities with life contingencies, supplementary  contracts  with life  contingencies  and certain life  insurance  products.  Sales of these products will increase or decrease over time  depending on the payout  elections of the  policyholders.  Management  expects  supplementary  contracts to grow over time with the maturing of the core business lines.

Net  realized  investment  gains  totaled  $928,000 in 2001,  compared  to losses of  $688,000  in 2000.  The gross gain in 2001 was partially  offset by losses on securities in the fixed maturity  portfolio.  The most  significant  loss was  $2,636,000  related to
Enron  securities.  In addition net realized  losses were  incurred due to  redemption's  of mutual fund  holdings in support of the
Company's  non-qualified  deferred  compensation program. The change from 1999 to 2000 was primarily due to realized losses on sales of securities in the fixed  maturity  portfolio.  These losses were  partially  offset by realized  gains on sales of fixed maturity investments and mutual funds.

The change in annuity policy  reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the company's  guaranteed minimum death benefit ("GMDB")  liability.  The GMDB reserve decreased  $43,984,000 in 2001, as the result of an update of certain  reserve  assumptions  during 2001 to reflect more realistic  expectations  as to risks inherent in the GMDB liability.  These changes  reduced the GMDB liability  significantly.  Previous  assumptions  had been based on statutory  valuation principles as an  approximation  for  accounting  principles  generally  accepted in the United States ("U.S.  GAAP").  In addition, future  mortality  rates have been lowered to reflect  favorable past  experience.  This decrease in 2001 compares to an increase in
GMDB reserves of $44,186,000 in 2000.

Certain assumptions were also updated in the calculation of the deferred acquisition cost asset,  however,  offsetting the resulting increase in earnings and equity as a result of changes in the GMDB  liability.  The  amortization  of such costs are  determined  in large part by changes in the  expectations  of future  gross  profits of the  variable  annuity  business.  In 2001,  the decline in equity  markets  resulted in a  significantly  lower estimate of future gross profits,  thereby  increasing the expenses  recognized through amortization.

In 1999,  the Company began to develop a program  utilizing  equity put options to manage the risks  embedded in the GMDB in annuity contracts that would result from significant  declines in the equity markets.  Prior to the  implementation  of the hedge strategies utilizing equity put options,  the Company had reinsured  substantially  all of its exposure on the GMDB liability.  The reinsurance was terminated during the second quarter of 1999 as the reinsurer exited this market.

Return  credited to  contractowners  consists of revenues on the variable  and market value  adjusted  annuities  and variable  life insurance,  offset by the benefit  payments  and changes in  reserves  required on this  business.  Market  value  adjusted  annuity activity  has the  largest  impact on this  benefit.  In 2001 and 2000,  the  Separate  Account  investment  returns  on the  assets supporting  market value adjusted  annuities were less than the expected returns as calculated in the reserves,  contributing to the significant  increase in the return credited to  contractholders  benefit.  In addition,  this benefit  increased as a result of the amortization of unearned  Performance  Advantage target value credits,  which increased  $12,814,581 in 2001 over 2000 due primarily to increased  sales of products  containing  this feature.  Other  significant  contributors to the change from 2000 to 2001 include guaranteed minimum death benefit payments on variable  annuities,  which were driven up due to the market declines in 2001, totaling
$2,569,000  net of gains on equity put  options as well as  increased  costs  associated  with  processing  of  backdated  financial transactions.

Underwriting, acquisition and other insurance expenses for 2001, 2000 and 1999 were as follows:

                 (table in thousands)                        2001               2000              1999
                                                             ----               ----              ----
Commissions and purchase credits                           $ 238,847         $ 393,494      $     358,279
General operating expenses                                   167,044           252,206            214,269
Acquisition costs deferred during the year                  (209,136)         (495,103)          (450,059)
Acquisition costs amortized during the year                  224,047           184,616             83,861
                                                           ---------         ---------          ---------
Net amortization of deferred acquisition costs                14,911          (310,487)          (366,198)
                                                           ---------         ----------         ----------
Underwriting, acquisition and other insurance
     expenses                                              $ 420,802         $ 335,213          $ 206,350
                                                           =========         =========          =========

Underwriting,  acquisition  and other  insurance  expenses  increased  26% and 62% in 2001 and 2000,  respectively.  Lower sales and asset levels in 2001 led to a 39% decease in  commissions  and purchase  credits.  Partially  offsetting  this decline,  the company launched a  commission  promotion  program  during  2001,  which  increased  commissions  as a  percentage  of new sales.  Increased commissions and purchase credits reflect the increase in sales in both 2000 and 1999.

General  operating  expenses  decreased 34% from 2000 as a result of lower sales-based  compensation and expense reduction  programs implemented  in 2001 (see Note 18 to the  consolidated  financial  statements).  In addition,  variable  compensation  and long-term incentive plan expense have  decreased due to the slowdown in sales and decline in equity  markets.  Significant  investments in new product development and Internet-based technology contributed to general operating expense increases in both 2001 and 2000.

The company  updated  certain  assumptions in the calculation of expected gross profits used to develop  deferred  acquisition  cost amortization  rates to reflect more recent  experience and current equity market  conditions.  As a result of this the  amortization of such costs increased significantly over the year 2000.

The  amortization of acquisition  costs increased  substantially  in 2000 compared to 1999 as the associated costs from record sales in late 1999 and early 2000 were recognized in accordance with profit and expense recognition models under U.S. GAAP.

Interest  expense  decreased  $12,574,000  in 2001 as a result of the reduction in borrowing and increased  $16,496,000 in 2000 as a result of additional  securitized  financing  transactions,  which consist of the transfer of rights to receive  future fees to ASI,
which  fees   collateralize   notes  issued  in  private   placements  by  ASI  through  special  purpose  trusts   ("securitization
transactions").  In  addition,  the Company paid down surplus  notes on December 3, 2001 and  December 10, 2000 of  $15,000,000  and
$20,000,000  respectively.  Surplus  notes  outstanding  as of December 31, 2001 and 2000  totaled  $144,000,000  and  $159,000,000, respectively.

The  effective  income tax rates for the years ended  December 31,  2001,  2000 and 1999 were 18%,  32% and 28%,  respectively.  The effective  rate is lower than the  corporate  rate of 35% due to permanent  differences,  with the most  significant  item being the dividend  received  deduction.  Management  believes that,  based on the taxable income  produced in the past two years,  as well as continued  growth in annuity sales, the Company will produce  sufficient  taxable income in future years to realize its deferred tax assets.

The Company  generated net income after tax of  $33,099,000,  $64,817,000  and  $76,169,000  in 2001,  2000 and 1999,  respectively.
Equity market  volatility  during 2001 directly  impacted  revenues,  sales and ultimately  expenses for the company.  Revenues were lower than expected due to the  significant  drop in sales year over year, as well as the negative  performance  of the mutual funds underlying  annuity and  insurance  contracts.  Benefits  were higher than  expected  due to the death  claims paid in excess of the account values of the specific  contracts due to GMDB  provisions in such  contracts.  Expenses were  relatively  higher compared to sales and assets than in prior  periods.  Expense  reduction  programs  were  implemented  during the year to better match  expenses incurred  with sales  activity and  management  of the book of business.  Revenue  increases in 2000 were more than offset by higher benefits and expenses driven primarily from the increase in the reserve  requirement  related to the GMDB as a result of the decline in the equity markets.  Investments in new product development and technology also contributed to the increase in expenses.

The Company  considers  Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term  savings products in future years. As such,  Skandia Vida has generated net losses of $2,619,000,  $2,540,000 and $2,523,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

Total assets declined 12% in 2001 as a direct result of the decrease in separate  account assets.  Separate  account assets declined consistent with the drop in the equity market, offset in part by new net sales activity.

Liabilities  declined 12% in 2001 as a result of several  factors.  Reserves and Separate  Account  liabilities  required to support the annuity and life insurance  business declined  consistent with market valuing of the underlying assets as well as the changes in the GMDB reserve.  Payable to affiliate  increased due to borrowing from ASI to support  temporary  operating cash needs.  Reduction in Future Fees Payable to ASI declined,  consistent with the  securitization  transaction cash flow realized on the designated block of contracts.

Significant Accounting Policies
-------------------------------

For information on the Company's significant  accounting policies,  see Notes to Consolidated  Financial  Statements.  Specifically,
for Deferred  Acquisition  Costs,  see Note 21, for Separate  Accounts,  see Note 20 and for the Company's  employee  profit sharing programs, see Note 13.

Liquidity and Capital Resources
-------------------------------

The Company's liquidity requirement was met by cash from insurance operations, investment activities and borrowings from ASI.

In 2001, the Company had net positive  operating  cash flow as a result of increased cash from insurance  operations and a decreased acquisition  cost cash flow strain due to the  reduction in sales  activity.  In 2000,  the majority of the  operating  cash outflow resulted from the sale of variable  annuity and variable life products that carry a contingent  deferred sales charge.  This type of product  causes a temporary  cash strain in that 100% of the  proceeds  are  invested in separate  accounts  supporting  the product leaving a cash (but not  capital)  strain  caused by the  acquisition  cost for the new  business.  This cash  strain  required  the
Company to look beyond the cash made available by insurance  operations  and  investments of the Company to financing in the form of surplus notes, capital contributions, cash advances, securitization transactions and modified coinsurance reinsurance arrangements:

During 2001 and 2000, the Company  received  $45,500,000 and  $69,000,000,  respectively,  from ASI to support the solvency  capital needs and anticipated growth in business of its U.S.  operations.  In addition,  the Company received $2,500,000 and $2,450,000 from
ASI in 2001 and 2000, respectively, to support its investment in Skandia Vida.

In 2001, in anticipation of more permanent financing,  the Company received approximately  $100,000,000 from ASI in the form of cash advances.  These amounts are reported as Payable to Affiliates in the Consolidated Statements of Financial Condition.

Funds received from new  securitization  transactions  amounted to  $476,288,000 in 2000 (see Note 8 to the  consolidated  financial statements).

During 2001 and 2000, the Company extended its reinsurance  agreements.  The Company also entered into a reinsurance  agreement with
SICL in 2000. The reinsurance  agreements are modified  coinsurance  arrangements  where the reinsurer shares in the experience of a specific book of business.

The Company expects the continued use of reinsurance and  securitization  transactions to fund the cash strain  anticipated from the acquisition costs on future years' sales volume.

As of December 31, 2001 and 2000,  shareholder's  equity totaled  $577,668,000 and  $496,911,000,  respectively.  The increases were driven by the previously mentioned capital contributions received from ASI and net income from operations.

The Company has long-term surplus notes and short-term borrowings from ASI.  No dividends have been paid to ASI.

The National Association of Insurance  Commissioners  ("NAIC") requires insurance companies to report information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These requirements are intended to allow insurance  regulators to identify companies that may need regulatory  attention.  The RBC model law requires that insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks.  The formula  includes  components for asset risk,  insurance risk,  interest rate risk and business risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

Effects of Inflation
--------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company believes that it is well positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning  concerns and supplemental  retirement  needs. The Company has renewed its focus on its core variable annuity  business,  offering  innovative long-term  savings and income products,  strengthening its wholesaling  efforts and providing  consistently good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits  affiliation among banks,  securities firms and insurance  companies.  This legislative change has created  opportunities for continued  consolidation in the financial services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company  such as pension  reform,  capital  gains and estate tax changes, privacy  standards and Internet  regulation.  Additional  pension reform may change  current tax deferral rules and allow  increased contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities for the Company.  A capital gains tax  reduction may cause  tax-deferred  products to be less  attractive to consumers,  which could adversely  impact the Company.  New privacy  standards  and Internet  regulation  may impact the  Company's  strategic  initiatives, especially related to potential business relationships with web-based technology providers.

Forward Looking Information
---------------------------

The Private Securities  Litigation Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for forward-looking  statements,  so long as those statements are identified as forward-looking,  and the statements are accompanied by meaningful  cautionary statements that identify  important  factors that could cause actual results to differ  materially  from those  discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and Analysis of Financial  Condition  and Results of Operations is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These  forward-looking  statements  rely on a number  of  assumptions  concerning  future  events,  and are  subject  to a number of significant  uncertainties  and  results to differ  materially  from these  statements.  You should not put undue  reliance on these forward-looking  statements.  We disclaim any intention or obligation to update or revise forward-looking  statements,  whether as a result of new information, future events or otherwise.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest rates and equity prices.  The following  discussion  focuses on specific  exposures the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks, and includes  "forward-looking  statements" that involve risk and uncertainties.  The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

Interest Rate Risk
------------------

Fluctuations  in interest rates can  potentially  impact the Company's  profitability  and cash flows.  At December 31, 2001, 97% of assets  held under  management  by the Company are in  non-guaranteed  Separate  Accounts  for which the  Company's  exposure is not significant,  as the contractowner  assumes  substantially all the investment risk. On the remaining 3% of assets, the interest rate risk from  contracts  that carry  interest rate exposure is managed  through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2001, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate  annuities,  fixed supplementary  contracts,  the fixed investment option offered in its variable life insurance  contracts,  and in support of the Company's target solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these investments.  All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the  contractowner.  Guarantee  period options  available range from one to ten years.  Withdrawal of funds, or transfer of funds to variable  investment  options,  before the end of the guarantee period subjects the  contractowner  to a market value  adjustment  ("MVA").  In the event of rising  interest rates,  which make the fixed maturity  securities  underlying the guarantee less valuable,  the MVA could be negative.  In the event of declining  interest rates, which make the fixed maturity  securities  underlying the guarantee more valuable,  the MVA could be positive.  The resulting increase or decrease in the value of the fixed option,  from  calculation of the MVA,  should  substantially  offset the increase or decrease in the market value of the securities underlying the guarantee.  The Company maintains strict  asset/liability  matching to enable this offset.  However, the Company still takes on the default risk for the underlying  securities,  the interest rate risk of reinvestment  of  interest  payments  and the risk of failing to maintain  the  asset/liability  matching  program  with  respect to duration and convexity.

Liabilities  held in the  Company's  guaranteed  separate  account as of December  31, 2001  totaled  $1,092,944,000.  Fixed  income investments  supporting  those  liabilities  had a fair value of  $1,092,944,000.  The Company  performed a sensitivity  analysis on these  interest-sensitive  liabilities and assets at December 31, 2001. The analysis showed that an immediate  decrease of 100 basis points in interest rates would result in a net increase in liabilities and the  corresponding  assets of  approximately  $37,300,000 and  $41,500,000,  respectively.  An  analysis  of a 100 basis point  decline in  interest  rates at December  31, 2000 showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800,000 and $39,900,000, respectively.

Equity Market Exposure
----------------------

The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the
Company.  Various  fees and  charges  earned  are  substantially  derived  as a  percentage  of the  market  value of  assets  under management.  In a market decline,  this income would be reduced.  This could be further compounded by customer  withdrawals,  net of applicable  surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed  above. A 10% decline in the market value of the assets under  management at December 31, 2001,  sustained  throughout  2002, would result in an approximate drop in related annual fee income of  $49,727,000.  This result was not materially  different than the result  obtained from the analysis performed as of December 31, 2000.

Another equity market risk exposure of the Company  relates to the guaranteed  minimum death benefit  liability.  Declines in equity markets and,  correspondingly,  the  performance  of the mutual funds  underlying  the Company's  products,  increase the guaranteed minimum death benefit liabilities.  As discussed in Note 2E of the consolidated  financial  statements,  the Company uses derivative instruments to hedge against the risk of  significant  decreases in equity  markets.  Prior to the  implementation  of this program, the Company used reinsurance to mitigate this risk.

The  Company  has a small  portfolio  of equity  investments  consisting  of mutual  funds,  which are held in support of a deferred compensation  program.  In the event of a decline  in market  values of  underlying  securities,  the value of the  portfolio  would decline;  however the accrued  benefits  payable under the related  deferred  compensation  program would decline by a corresponding amount.

Estimates of interest rate risk and equity price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the  uncertainty  of future  interest rate  movements,  volatility  in the equity  markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is a  wholly-owned  subsidiary  of  Skandia  Insurance  Company  Ltd.) as of  December  31,  2001 and  2000,  and the  related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2001. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments
and Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                        (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                       (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                        (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                        (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2001

1.       ORGANIZATION AND OPERATION

         American  Skandia Life  Assurance  Corporation  (the  "Company") is a  wholly-owned  subsidiary of American  Skandia,  Inc.
         ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops long-term savings and retirement products which are distributed  through its affiliated  broker/dealer company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues variable and term life insurance and variable,  fixed, market value adjusted deferred and immediate annuities for individuals,  groups and qualified pension plans.  The Company has announced its  intention to focus on its core  variable  annuity  business by exiting the qualified pension plan market and limiting its variable life insurance  offerings to single premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled  in Mexico.  Skandia  Vida had total  shareholder's  equity of  approximately  $4,179,000  and  $4,402,000  as of
         December  31,  2001,  and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has  invested in the
         Skandia Vida  operations  with the expectation of generating  profits from long-term  savings  products in future years. As such,  Skandia Vida has generated net losses of  approximately  $2,619,000,  $2,540,000  and  $2,523,000 in 2001,  2000 and
         1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United  States  ("U.S.  GAAP").  Intercompany  transactions  and  balances  between the
                  Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative  instruments  held by the Company  consist of equity  option  contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits ("GMDB").  These derivative  instruments are carried at fair value.  Realized and  unrealized  gains and losses are reported in the  Consolidated  Statement of
                  Income,  consistent with the item being hedged, as a component of return credited to contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for Goodwill and  Intangible  Assets."  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company will apply the new rules on the accounting for goodwill and other  intangible  assets beginning in the first quarter of 2002.  The Company is still  assessing the impact of the new standard,  however,  the adoption of
                  SFAS 142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments
                  -----------

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation  plan (see Note
                  13) as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments are determined by the specific  identification method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management  purposes, and not for trading or  speculation.  The Company  economically  hedges the GMDB exposure  associated  with market value fluctuations.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on  criteria  described  in SFAS 133,  the  Company's  hedges do not  qualify  as  "effective"  hedges  and, therefore,  hedge  accounting  may not be applied.  Accordingly,  the derivative  investments  are carried at fair value  with  changes  in  unrealized  gains and losses  being  recorded  in income.  As such,  both  realized  and unrealized gains and losses are reported in the Consolidated Statements of Income,  consistent with the item being hedged, as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term  nature of these investments.

                  The carrying value of short-term  borrowings (cost)  approximates fair value due to the short-term nature of these liabilities.

                  Fair  values of certain  financial  instruments,  such as future  fees  payable to ASI and  surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of  $6,000,000 less  accumulated  amortization.  The cost of the  licenses is being  amortized on a  straight-line  basis over 40 years.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with  internal use software in  accordance  with the American
                  Institute of  Certified  Public  Accountants  Statement of Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal Use" ("SOP 98-1").  SOP 98-1, which was adopted  prospectively as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the Company  expensed all internal use software related costs as incurred.  Details  of  the  capitalized  software  costs,  which  are  included  in  fixed  assets,  and  related amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender charges and an annual maintenance fee per contract.
                  Benefit reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee income from mutual fund  organizations  is realized based on assets under management.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Revenues for market value  adjusted  fixed annuity  contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner  obligations,  all of which are included in return credited to contractowners.  Benefit reserves for these contracts represent the account value of the contracts,  and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income.  Revenues for fixed  immediate  annuity  contracts with life  contingencies  consist of single premium  payments  recognized as annuity  considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed  interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable  life  insurance  contracts  consist of charges  against  contractowner  account  values for mortality  and expense risk fees,  administration  fees,  cost of insurance  fees,  taxes and  surrender  charges.
                  Certain  contracts also include charges against premium to pay state premium taxes.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily related to the production of new business, are being deferred, net of reinsurance.  These costs include commissions,  costs of contract issuance, and certain selling  expenses that vary with production.  These costs are being amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the  deferred  acquisition  costs and  related  amortization  for the years ended  December  31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market fluctuations  associated with its GMDB liability in the first half of
                  1999. Under this reinsurance  agreement,  the Company ceded premiums of approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in 1999.

At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately
                  $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets and liabilities in Separate  Accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  Account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments are managed predominately through the Company's investment advisory affiliate,

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various fund managers as  sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The investment risk on the variable  portion of a contract is borne by the  contractowner.  Fixed  options with minimum  guaranteed  interest rates are also available.  The Company bears the credit risk  associated  with the investments  that support these fixed options.

                  Included in Separate  Account  liabilities are reserves of  approximately  $1,092,944,000  and  $1,059,987,000  at
                  December 31, 2001 and 2000, respectively,  relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000  and  $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  consisting of long term bonds,  short-term  securities,  transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations,  pursuant to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions  are  related  to  deferred  acquisition  costs and  involve  policy  lapses,  investment  return  and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other comprehensive (loss) income is shown net of tax (benefit) expense of approximately ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized  cost,  gross  unrealized  gains and losses and estimated fair value of fixed  maturities and  investments in equity  securities  as of December 31, 2001 and 2000 are shown  below.  All  securities  held at December 31, 2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2001 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed maturities during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000 and
         $32,196,000,  respectively.  Proceeds from maturities during 2001, 2000 and 1999 were approximately $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense  was  different  from the amount  computed by  applying  the  federal  statutory  tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss  carryforwards,  totaling  approximately  $41,063,000 at December 31, 2001, will expire in
         2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia  Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.
         The Company has also charged  operating costs to several of its  affiliates.  The total cost to the Company for these items was  approximately  $6,179,000,  $13,974,000  and  $11,136,000 in 2001,  2000 and 1999,  respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed were approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999, respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights  transferred  provide for ASI to receive a percentage (60%, 80% or
         100% depending on the underlying  commission option) of future mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected  to be  realized  over the  remaining  surrender  charge  period of the  designated contracts (generally 6 to 8 years).

         Payments,  representing  fees and  charges  in the  aggregate  amount,  of  approximately  $207,731,000,  $219,454,000  and
         $131,420,000  were  made by the  Company  to ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and  $52,840,000  has been  included in the  statement  of income for 2001,  2000 and1999, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001,  2000 and 1999 was  approximately  $8,404,000,  $6,593,000  and  $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and $4,636,000 as of
         December  31,  2001  and  2000,  respectively.  These  deposits  are  required  to be  maintained  for  the  protection  of contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at December 31, 2001 and 2000,
         respectively.

         The Company  incurred  statutory  basis net losses for 2001 of  approximately  $121,957,000  due  primarily to  significant declines in the equity  markets  during the year as well as increased  levels of operating  expenses  relative to revenues.
         Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase  the par value of its capital  stock from
         $80 per share to $100 per share in order to comply with minimum  capital  levels as required by the  California  Department of Insurance.  This  transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis financial  statements in accordance with accounting  practices  prescribed by the
         State  of  Connecticut  Insurance  Department.  Prescribed  statutory  accounting  practices  include  publications  of the
         National  Association of Insurance  Commissioners  (NAIC),  as well as state laws,  regulations and general  administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit  recorded  directly in statutory surplus of approximately $12,047,000.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory  method of accounting for its liability  associated with  securitized  variable  annuity fees.  Under the new method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory liability at any valuation date being equal to the  Commissioners  Annuity Reserve  Valuation Method (CARVM) offset related to the  securitized  contracts.  The impact of this change in  accounting,  representing  the  difference  in the liability calculated  under the old method  versus the new method as of January 1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company  provides a 50% match on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's  salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and  certain  of its  affiliates.  Company  contributions  to this plan on behalf of the  participants  were  approximately
         $2,738,000, $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Company  contributions to this plan on behalf of the participants  were  approximately  $345,000,  $399,000 and
         $193,000 in 2001, 2000 and 1999, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees  below the officer level.  These programs  consist of multiple plans with new plans  instituted each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was approximately  $13,645,000  and $31,632,000 as of December 31, 2001 and 2000,  respectively.  Payments under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The Company  cedes  insurance to other  insurers in order to limit its risk  exposure.  Such  transfer does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their  obligation could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company  entered into a modified  coinsurance  agreement with SICL covering  certain  contracts  issued since January 1996. The impact of this treaty to the Company was a pre tax loss of  approximately  $4,917,000 in 2001 and pre tax income of  approximately  $7,067,453 in 2000. At December 31, 2001 and 2000,  approximately  $12,983,000  and $6,109,000, respectively, was payable to SICL under this agreement.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994           7.28%               -             -             -          732          738
         March 28, 1994              7.90%               -             -             -          794          801
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         December 28, 1994           9.78%               -             -             -            -        1,308
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated September 30, 1994, for $15,000,000 was repaid.  On December 27, 2000,  surplus notes for  $10,000,000,  dated  February 18, 1994,  and  $10,000,000,  dated March 28, 1994,  were repaid.  On December 10,
         1999, a surplus note,  dated December 28, 1994, for $14,000,000  was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2001 and 2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan payable to ASI at December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest  rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the Company was  approximately  $522,000,  $687,000 and $585,000 in 2001,  2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22, 2001,  and  December 3, 2001,  the Company  announced  separate  plans to reduce  expenses to better align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the  Company.  Estimated  pre-tax  severance  benefits  of  approximately  $8,500,000  have been  charged  against  2001 operations  related to these  reductions.  These charges have been reported in the  Consolidated  Statements of Income as a
         component  of  Underwriting,   Acquisition  and  Other  Insurance  Expenses.   As  of  December  31,  2001,  the  remaining
         restructuring liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not involved in any legal proceedings  outside of the ordinary course of its business  operations.  The Company is involved in pending and threatened  legal  proceedings in the ordinary  course of its
         business   operations.   While  the  outcome  of  these  legal  proceedings  cannot  be  determined  at  this  time,  after consideration  of  the  defenses  available  to the  Company,  applicable  insurance  coverage  and  any  related  reserves established,  these legal  proceedings  are not  expected to result in  liability  for  amounts  material to the  financial condition of the Company, although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent  years,  in order to complete  the array of products  offered by the  Company and its  affiliates  to meet a wide variety of financial  planning,  the Company  developed  variable  life  insurance and  qualified  retirement  plan annuity products.  Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an Enterprise  and Related
         Information,"  and the  Company  does not  anticipate  that they will do so in the future due to a change in the  Company's strategy.  On March 15,  2002,  the  Company  announced  that it will no longer  accept  new  business  for the  funding of qualified  retirement  plans,  effective July 31, 2002 and will not accept  applications for it's flexible premium variable insurance  products that are signed after April 1, 2002 or received after April 15, 2002.  The Company  intends to continue to accept additional  contributions to existing qualified plans, to service and accept additional premiums for its existing flexible  premium  variable  insurance  contracts,  and to  continue  to offer and sell its single  premium  variable  life insurance products.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the quarters  ended March 31, 2001,  June 30, 2001 and  September  30, 2001,  the Company had reported  investment
              performance   associated  with  its  derivatives  as  net  investment  income.  The  above  presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

                               APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable  annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The following table shows:  (a) the Unit Price,  as of the dates shown,  for Units in each of the
Sub-accounts of Separate Account B that are being offered pursuant to this  Prospectus;  and (b) the number of Units  outstanding in each  such  Sub-account  as of the  dates  shown.  The year in which  operations  commenced  in each  such  Sub-account  is noted in parentheses.  To the extent a Sub-account  commenced  operations during a particular  calendar year, the Unit Price as of the end of the period reflects only the partial year results from the  commencement of operations  until December 31st of the applicable  year.
The  portfolios  in  which a  particular  Sub-account  invests  may or may not have  commenced  operations  prior  to the date  such
Sub-account  commenced  operations.  The initial offering price for each Sub-account was $10.00.  Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2002.

Beginning  November 18, 2002,  multiple Unit Prices will be calculated  for each  Sub-account  of Separate  Account B to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional benefit offered under this Annuity.

                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                            2001        2000        1999       1998        1997       1996        1995       1994        1993      1992
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
Wells Fargo Variable
Trust - International
Equity
(2000)
Unit Price                     $7.37        8.90          -           -          -           -          -           -          -         -
Number of Units              205,255     127,257          -           -          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Small Cap
Growth
(1999)
Unit Price                     $9.38       12.58      16.48           -          -           -          -           -          -         -
Number of Units              900,655     902,955    247,735           -          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
Wells Fargo Variable
Trust -Growth
(1994)
Unit Price                    $18.83       23.64      27.75       23.37      18.40       15.90      13.18       10.34          -         -
Number of Units            3,783,815   4,373,354  4,625,477   4,314,842  3,907,919   2,096,545    823,247     204,067          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
Wells Fargo Variable
Trust - Large Company
Growth
(1999)
Unit Price                     $9.16       11.75      11.98           -          -           -          -           -          -         -
Number of Units            1,900,437   1,563,551    189,740           -          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                     $8.83        9.56       9.17        9.53          -           -          -           -          -         -
Number of Units            3,705,869   4,442,888  2,826,839   1,148,849          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                     $9.37       10.05       9.96           -          -           -          -           -          -         -
Number of Units            1,019,937     502,986    136,006           -          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                            2001        2000        1999       1998        1997       1996        1995       1994        1993      1992
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
Wells Fargo Variable
Trust - Asset Allocation
(1994)
Unit Price                    $20.28       22.11      22.20       20.59      16.67       13.99      12.73       10.01          -         -
Number of Units           10,328,629  11,237,827 10,783,373   7,584,157  5,186,216   3,700,609  1,991,150     743,176          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Corporate
Bond
(1999)
Unit Price                    $11.44       10.81       9.94           -          -           -          -           -          -         -
Number of Units            2,978,591   3,634,317  3,758,299           -          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Money Market
(1998)
Unit Price                    $12.84       12.55      12.04       11.68      11.31       10.92      10.58       10.18          -         -
Number of Units            5,952,104   3,440,514  3,500,017   2,250,003  1,304,834   1,157,342    521,291     144,050          -         -

AST Janus Overseas
Growth
(1997)
Unit Price                    $13.54       17.96      24.16       13.41      11.70           -          -           -          -         -
Number of Units           40,507,419  57,327,711 61,117,418  43,711,763 21,405,891           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth 1
(1997)
Unit Price                    $12.85       17.92      21.66       13.30      11.35           -          -           -          -         -
Number of Units           37,487,425  17,007,352  6,855,601   5,670,336  2,857,188           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
AST PBHG Small-Cap
Growth 2
(1994)
Unit Price                    $19.84       21.51      42.08       17.64      17.28       16.54      13.97       10.69          -         -
Number of Units           23,048,821  25,535,093 32,134,969  15,003,001 14,662,728  12,282,211  6,076,373   2,575,105          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Small-
Cap Growth 3
(1999)
Unit Price                     $8.46       11.98      15.37           -          -           -          -           -          -         -
Number of Units           60,703,791  63,621,279 53,349,003           -          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value 4
(1998)
Unit Price                    $15.12       13.95      10.57        9.85          -           -          -           -          -         -
Number of Units           26,220,860  15,193,053  6,597,544   4,081,870          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
AST Gabelli Small-Cap
Value 5
(1997)
Unit Price                    $14.08       13.35      11.11       11.20      12.70           -          -           -          -         -
Number of Units           35,483,530  23,298,524 21,340,168  24,700,211 14,612,510           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                            2001        2000        1999       1998        1997       1996        1995       1994        1993      1992
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
AST Janus Mid-Cap
Growth
(2000)
Unit Price                     $3.88        6.58          -           -          -           -          -           -          -         -
Number of Units           17,045,776   9,426,102          -           -          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
AST Neuberger Berman
Mid-Cap Growth 6
(1994)
Unit Price                    $18.95       25.90      28.58       19.15      16.10       13.99      12.20        9.94          -         -
Number of Units           25,717,164  26,517,850 13,460,525  13,389,289 11,293,799   9,563,858  3,658,836     301,267          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
AST Neuberger Berman
Mid-Cap Value 7
(1993)
Unit Price                    $20.16       21.09      16.78       16.10      16.72       13.41      12.20        9.81      10.69         -
Number of Units           47,298,313  44,558,699 37,864,586  16,410,121 11,745,440   9,062,152  8,642,186   7,177,232  5,390,887         -
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
AST Alger All-Cap
Growth
(2000)
Unit Price                     $5.54        6.74          -           -          -           -          -           -          -         -
Number of Units          125,442,916  28,229,631          -           -          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
AST MFS Growth
(1999)
Unit Price                     $8.02       10.38      11.27           -          -           -          -           -          -         -
Number of Units          117,716,242   7,515,486    409,467           -          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
AST Marsico Capital
Growth
(1997)
Unit Price                    $13.74       17.81      21.06       14.00      10.03           -          -           -          -         -
Number of Units           85,895,802  94,627,691 78,684,943  40,757,449    714,309           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
AST JanCap Growth
(1992)
Unit Price                    $27.71       41.14      60.44       39.54      23.83       18.79      14.85       10.91      11.59     10.51
Number of Units           84,116,221  99,250,773 94,850,623  80,631,598 62,486,302  46,779,164 28,662,737  22,354,170 13,603,637 1,476,139
-------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 ----------
AST Cohen & Steers
Realty
(1998)
Unit Price                    $10.54       10.39       8.35        8.28          -           -          -           -          -         -
Number of Units           12,268,426  11,891,188  6,224,365   3,771,461          -           -          -           -          -         -
                                                                                                                                 ----------
-------------------------------------------------------------------------------------------------------------------------------------------
AST American Century                                                                                                           `
Income & Growth 8
(1997)
Unit Price                    $12.86       14.24      16.19       13.35      12.06           -          -           -          -         -
Number of Units           27,386,278  32,388,202 21,361,995  13,845,190  9,523,815           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST INVESCO Capital
Income 9
(1994)
Unit Price                    $19.84       22.01      21.31       19.34      17.31       14.23      12.33        9.61          -         -
Number of Units           48,595,962  50,171,495 46,660,160  40,994,187 33,420,274  23,592,226 13,883,712   6,633,333          -         -
-------------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------------
                            2001        2000        1999       1998        1997       1996        1995       1994        1993      1992
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                    $15.46       14.40      13.09       13.43      12.44       11.48      11.26        9.61          -         -
Number of Units           99,028,465  82,545,240 73,530,507  64,224,618 44,098,036  29,921,643 19,061,840   4,577,708          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                    $13.61       12.79      11.96       11.73      11.26       10.62      10.37           -          -         -
Number of Units           42,410,807  31,046,956 32,560,943  28,863,932 25,008,310  18,894,375 15,058,644           -          -         -

The Montgomery Variable
Series - MV Emerging
Markets
(1996)
Unit Price                     $6.50        7.09      10.06        6.19      10.05       10.25          -           -          -         -
Number of Units           14,095,135  12,899,472 12,060,036  10,534,383 10,371,104   2,360,940          -           -          -         -

INVESCO VIF -
Technology
(1999)
Unit Price                     $6.66       12.48      16.52           -          -           -          -           -          -         -
Number of Units           26,652,622  29,491,113  4,622,242           -          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Health
Sciences
(1999)
Unit Price                    $12.58       14.59      11.34           -          -           -          -           -          -         -
Number of Units           17,419,141  19,381,405    786,518           -          -           -          -           -          -         -
-------------------------------------------------------------------------------------------------------------------------------------------

1.       This  Portfolio  reflects the  addition of the net assets of the AST American  Century  International  Growth  Portfolio II
     ("Portfolio II") as a result of the merger between the Portfolio and Portfolio II.
2.       Effective  September 17, 2001, Pilgrim Baxter & Associates,  Ltd. became  Sub-advisor of the Portfolio.  Prior to September
     17, 2001, Janus Capital  Corporation served as Sub-advisor of the Portfolio,  then named "AST Janus Small-Cap Growth." Prior to
     December 31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
3.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
4.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
5.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
6.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
7.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
8.       Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."

9.       Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.

                                        APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000  initial  Purchase  Payment is made. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account  Value is maintained in the variable  investment  options.  The formula for  determining  the Enhanced  Beneficiary
Protection Optional Death Benefit is as follows:

           Growth =               Account Value of variable             minus         Purchase Payments - proportional
                               investment options plus Interim
                                Value of Fixed Allocations (no
                                         MVA applies)                                           withdrawals

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example with market increase
Assume that the Owner has made no withdrawals  and that the Account Value has been  increasing due to positive  market  performance.
On the date we receive  due proof of death,  the  Account  Value is  $75,000.  The basic  Death  Benefit is  calculated  as Purchase
Payments minus  proportional  withdrawals,  or Account Value,  less the amount of any Credits applied within  12-months prior to the date of  death,  which  ever is  greater.  Therefore,  the  basic  Death  Benefit  is equal to  $75,000.  The  Enhanced  Beneficiary
Protection  Optional Death Benefit is equal to the amount  payable under the basic Death Benefit  ($75,000) PLUS 40% of the "Growth"
under the Annuity.

         Growth   =        $75,000 - [$50,000 - $0]
                  =        $25,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $25,000 * 0.40
                  =        $10,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $85,000

Examples with market decline
Assume  that the  Owner  has made no  withdrawals  and that  the  Account  Value  has been  decreasing  due to  declines  in  market performance.  On the date we receive due proof of death,  the Account  Value is $45,000.  The basic Death  Benefit is  calculated as
Purchase Payments minus  proportional  withdrawals,  or Account Value, less the amount of any Credits applied within 12-months prior to the date of death,  which ever is greater.  Therefore,  the basic Death  Benefit is equal to $50,000.  The  Enhanced  Beneficiary
Protection  Optional  Death Benefit is equal to the amount  payable under the basic Death Benefit  ($50,000) PLUS the "Growth" under the Annuity.

         Growth   =        $45,000 - [$50,000 - $0]
                  =        $-5,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  NO BENEFIT IS PAYABLE

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $50,000

In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.

Example with market increase and withdrawals
Assume that the Account Value has been increasing due to positive  market  performance and the Owner made a withdrawal of $15,000 in
Annuity Year 5 when the Account  Value was $75,000.  On the date we receive due proof of death,  the Account  Value is $90,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals,  or Account Value,  less the amount of any
Credits applied within  12-months  prior to the date of death,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $90,000.  The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is equal to the amount  payable  under the basic Death
Benefit ($90,000) PLUS 40% of the "Growth" under the Annuity.

         Growth   =        $90,000 - [$50,000 - ($50,000 * $15,000/$75,000)]
                  =        $90,000 - [$50,000 - $10,000]
                  =        $90,000 - $40,000
                  =        $50,000

         Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                  =        $50,000 * 0.40
                  =        $20,000

         Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                  =        $110,000

Examples of Highest Anniversary Value Death Benefit Calculation
The  following  are examples of how the Highest  Anniversary  Value Death  Benefit is  calculated.  Each example  assumes an initial
Purchase  Payment of  $50,000.  Each  example  assumes  that there is one Owner who is age 70 on the Issue Date and that all Account
Value is maintained in the variable investment options.

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance  and that no withdrawals have been made.  On the date we receive due proof of death,  the Account Value is $75,000;  however,  the  Anniversary  Value on the
5th  anniversary  of the Issue Date was $90,000.  Assume as well that the Owner has died before the Death Benefit  Target Date.  The
Death Benefit is equal to the greater of the Highest  Anniversary  Value or the basic Death Benefit.  The Death Benefit would be the
Highest  Anniversary  Value  ($90,000)  because it is greater  than the amount  that would have been  payable  under the basic Death
Benefit ($75,000).

Example with withdrawals
Assume that the Account Value has been increasing due to positive  market  performance and the Owner made a withdrawal of $15,000 in
Annuity  Year 7 when the  Account  Value was  $75,000.  On the date we receive  due proof of death,  the  Account  Value is $80,000;
however,  the  Anniversary  Value on the 5th  anniversary  of the  Issue  Date was  $90,000.  Assume as well that the Owner has died before the Death  Benefit  Target  Date.  The Death  Benefit is equal to the greater of the Highest  Anniversary  Value or the basic
Death Benefit.

Highest Anniversary Value  = $90,000 - [$90,000 * $15,000/$75,000]
                                    = $90,000 - $18,000
                                    = $72,000

Basic Death Benefit                 = $80,000 - [$80,000 * $15,000/$75,000]
                                    = $80,000 - $16,000
                                    = $64,000

Example with death after Death Benefit Target Date
Assume that the Owner's Account Value has generally been  increasing due to positive market  performance and that no withdrawals had been made prior to the Death  Benefit  Target Date.  Further  assume that the Owner dies after the Death Benefit  Target Date,  when the Account Value is $75,000.  The Highest  Anniversary Value on the Death Benefit Target Date was $80,000;  however,  following the
Death  Benefit  Target  Date,  the Owner made a Purchase  Payment of $15,000 and had taken a  withdrawal  of $5,000 when the Account
Value was  $70,000.  The Death  Benefit is equal to the  greater of the  Highest  Anniversary  Value plus  Purchase  Payments  minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Anniversary Value  = $80,000 + $15,000 - [$80,000 * $5,000/$70,000]
                                    = $80,000 + $15,000 - $5,714
                                    = $100,714

Basic Death Benefit                 = $75,000

                                         APPENDIX D - PLUS40(TM)OPTIONAL LIFE INSURANCE RIDER

------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included as an Appendix to this  Prospectus to help you  understand  the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions of the
Federal securities laws regarding accuracy and completeness.
------------------------------------------------------------------------------------------------------------------------------------

The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your  Annuity  as of the date we  receive  due proof of death,  subject  to certain  adjustments,  restrictions  and  limitations described below.

ELIGIBILITY
The Plus40(TM)rider may be purchased as a rider on your  Annuity.  The Rider must cover those  persons upon whose death the Annuity's death benefit  becomes payable - the Annuity's  owner or owners,  or the Annuitant (in the case of an entity owned Annuity).  If the
Annuity has two Owners,  the Rider's death  benefit is payable upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase the Plus40(TM)rider is 40; the maximum  allowable age is 75. If the Rider is purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available to purchasers  who use their
Annuity as a funding  vehicle for a Tax  Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section
401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the  effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your  Annuity),  the death  benefit will be limited to the amount of any charges paid for the Rider while it was in effect.
         While we will return the charges you have paid during the  applicable  period as the death benefit,  your  Beneficiary(ies)
         will receive no  additional  life  insurance  benefit from the Plus40(TM)rider if you die within 24 months of its  effective
                          ----------
         date.

|X|      If you make a Purchase  Payment  within 24 months  prior to the date of death,  the  Account  Value used to  determine  the amount of the death  benefit  will be reduced by the amount of such  Purchase  Payment(s).  If we reduce the death  benefit payable  under the Plus40(TM)rider based on this  provision,  we will return 50% of any charges  paid for the Rider based on those Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply Credits to your Annuity based on Purchase  Payments,  such Credits are treated as Account Value for purposes of determining  the death  benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced by the amount of such  Credits.  If we reduce the death  benefit  payable  under the Plus40(TM)rider based on this  provision,  we will  return 50% of any  charges  paid for the Rider  based on such  Credits as an  additional  amount included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as  defined in the Rider)  and elect to  receive a portion  of the  Plus40(TM)rider's  death benefit  under the  Accelerated  Death Benefit  provision,  the amount that will be payable under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If  charges  for the  Plus40(TM)rider are due and are  unpaid as of the date the death  benefit  is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the Plus40(TM)rider is  misstated,  we will adjust any coverage  under the Rider to conform to the facts. For example,  if, due to the  misstatement,  we overcharged you for coverage under the Rider, we will add any  additional  charges  paid to the  amount  payable  to  your  Beneficiary(ies).  If,  due to the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death benefit in proportion to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|

     On or after an Owner reaches the expiry date of the Rider (the anniversary of the Annuity's Issue Date on or immediately  after the 95th  birthday),  coverage  will  terminate.  No charge will be made for an Owner  following  the expiry date. If there are two Owners,  the expiry date  applies  separately  to each Owner;  therefore,  coverage  may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death  Benefit  Amount  based on the  Purchase  Payments  applied to your  Annuity.  The
Plus40(TM)rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts  paid under any annuity  contract we
                                                                                                             ---
issue to you under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum  Death  Benefit  Amount is 100% of the Purchase  Payments  increasing  at 5% per year  following  the date each
             -------------------------------
         Purchase  Payment is applied to the  Annuity  until the date of death.  If  Purchase  Payments  are  applied to the Annuity within 24 months prior to the date of death,  the Maximum Death Benefit  Amount is decreased by the amount of such Purchase
         Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments  applied to any such annuity  contracts more than 24 months from
             ------------------------
         the date of death that  exceed  $1,000,000.  If you make  Purchase  Payments  in excess of  $1,000,000,  we will reduce the aggregate death benefit  payable under all Plus40(TM)riders,  or similar riders issued by us, based on the combined amount of
         Purchase  Payments in excess of $1,000,000  multiplied by 40%. If the Per Life Maximum Benefit applies,  we will reduce the amount  payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit  applies upon your death,  we will return any excess  charges that you paid on the portion of your  Account  Value on which no benefit is payable.  The Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill,  you may request  that a portion of the death  benefit  payable  under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time, lump sum payment.  Our  requirements  include proof  satisfactory to us, in writing,  of terminal illness after the
Rider's Effective Date.

The maximum we will pay,  before any  reduction,  is the lesser of 50% of the Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility for an accelerated  payout of a portion of your Plus40(TM)rider death benefit may be more restrictive than any  medically-related  surrender  provision that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The Plus40(TM)rider has a current  charge and a guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained age,  last birthday of the Owner(s) or Annuitant (in the case of an entity owned  Annuity) as of the date the charge is due. We reserve the right to change the current charge,  at any time,  subject to regulatory  approval where  required.  If there are two Owners,  we calculate  the current  charge that  applies to each Owner  individually  and deduct the combined  amount as the charge for the Rider.  There is no charge  based on a person's  life after  coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and  coverage  will  continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the Plus40(TM)rider may also be subject to a guaranteed  maximum  charge that will apply if the current  charge,  when applied to the Account  Value,  exceeds the  guaranteed  maximum  charge.  The  guaranteed  maximum  charge is based on a charge per
$1,000 of insurance.

We determine the charge for the Rider annually,  in arrears.  We deduct the charge:  (1) upon your death; (2) on each anniversary of the Issue  Date;  (3) on the date that you begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you  choose to  terminate  the  Rider.  If the Rider  terminates  for any of the  preceding reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge will be  prorated.  During the first year after the  Annuity's  Issue Date,  the charge will be prorated  from the Issue Date.  In all  subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a redemption  from your  Annuity's  Account Value or through funds other than those within the Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual charge from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your Annuity's  Account Value,  the withdrawal  will be treated as a taxable  distribution,  and will  generally  be  subject  to  ordinary  income  tax on the  amount of any  investment  gain withdrawn.  If you are under age 59 1/2,  the  distribution  may also be subject to a 10%  penalty on any gain  withdrawn,  in addition to  ordinary  income  taxes.  We first  deduct the amount of the charge  pro-rata  from the  Account  Value in the variable  investment  options.  We only  deduct the  charge  pro-rata  from the Fixed  Allocations  to the extent  there is insufficient Account Value in the variable investment options to pay the charge.

|X|      If you elect to pay the  charge  through  funds  other  than  those from your  Annuity,  we  require  that  payment be made electronically in U.S. currency through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds and  payment  has not been  received  within 31 days from the due date,  we will  deduct the charge as a redemption from your Annuity, as described above.

TERMINATION
You can terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will terminate  automatically  on the date your Account Value is applied to begin receiving annuity  payments,  on the date you  surrender the Annuity or, on the expiry date with respect to such person who reaches the expiry date.  We may also  terminate  the Plus40(TM)rider,  if  necessary,  to comply  with our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in  ownership  and  annuitant  designations  under the Annuity may result in changes in  eligibility  and charges  under the
Plus40(TM)rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead of taking the  Annuity's  Death  Benefit.  However, regardless  of whether a spousal  beneficiary  assumes  ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the
Plus40(TM)rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit proceeds for any other  purpose.  Certain  restrictions  may apply to an Annuity that is used as a qualified  investment.  Spousal  beneficiaries may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account  Value,  as of the date the assumption is effective, will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The  Plus40(TM)rider  was  designed  to  qualify  as a life  insurance  contract  under  the  Code.  As life  insurance,  under  most circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an Individual  Retirement  Annuity (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since  premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent  permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

 APPENDIX E - DESCRIPTION AND CALCULATION OF THE ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT AND THE GUARANTEED MINIMUM
                                                           DEATH BENEFIT

If you purchased  your Annuity  before  November 18, 2002 and were not a resident of the State of New York,  the following  optional death benefits were offered:

Enhanced Beneficiary Protection Optional Death Benefit

The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

"Death  Benefit  Amount"  includes your Account  Value and any amounts  added to your Account Value under the Annuity's  basic Death
------------------------
Benefit when the Death  Benefit is  calculated.  Under the basic Death  Benefit,  amounts are added to your  Account  Value when the
Account Value is less than Purchase Payments minus proportional withdrawals.

"Proportional  withdrawals"  are  determined  by  calculating  the  percentage  of your  Account  Value that each  prior  withdrawal
---------------------------
represented when withdrawn.

The amount calculated in Items 1 & 2 above may be reduced by any Credits or Target Value Credits under certain circumstances.

------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 50% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Please refer to the section  entitled "Tax  Considerations"  for a discussion of special tax  considerations  for purchasers of this benefit.
------------------------------------------------------------------------------------------------------------------------------------

NOTE:  You may not elect the Enhanced  Beneficiary  Protection  Optional  Death Benefit if you have elected any other Optional Death
Benefit.

Guaranteed Minimum Death Benefit

If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased.  If the
Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments
             ------------------
     on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each increasing  daily until the Owner's date of  death  at a rate of  5.0%,  subject  to a limit of 200% of the  difference  between  the sum of all  Purchase
              Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.  The amount calculated in Items 1 & 3 above may be reduced by any Credits or Target Value Credits under certain circumstances.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments  less the sum of all Proportional Reductions since the Death Benefit Target Date.

         The amount calculated in Item 1 above may be reduced by any Credits or Target Value Credits under certain circumstances.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can  terminate the Enhanced  Beneficiary  Protection  Optional  Death  Benefit and the  Guaranteed  Minimum Death Benefit at any
time. Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  Both optional Death
Benefits  will  terminate  automatically  on the Annuity  Date.  We may also  terminate  any optional  Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge from your  Account  Value if you elect to purchase  either  optional  Death  Benefit.  The  Enhanced  Beneficiary
Protection  Death  Benefit  costs 0.25% of Account  Value.  The  Guaranteed  Minimum  Death Benefit costs 0.30% of the current Death
Benefit.  The charges for these death  benefits  are  deducted in arrears each Annuity  Year.  No charge  applies  after the Annuity
Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you  surrender  the  Annuity,  elect to begin  receiving  annuity  payments  or  terminate  the  benefit  on a date other than an anniversary  of the Issue  Date,  the charge  will be  prorated.  During the first year  after the Issue  Date,  the charge  will be prorated from the Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account  Value in the variable  investment  options.  We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient  Account Value in the variable  investment options to pay the charge.  If your Annuity's  Account Value is insufficient to pay the charge,  we may deduct your remaining Account Value and terminate  your  Annuity.  We will notify you if your  Account  Value is  insufficient  to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

ADDITIONAL CALCULATIONS
-----------------------

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000 initial  Purchase  Payment is made and that no withdrawals are made prior to the Owner's death.  Each example assumes that  there is one Owner  who is age 50 on the Issue  Date and that all  Account  Value is  maintained  in the  variable  investment options.

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example with market increase
Assume that the Owner's Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals, or Account  Value,  less the amount of any  Credits  applied  within  12-months  prior to the date of death,  which ever is greater.
Therefore,  the basic Death Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death Benefit  ($75,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments  reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death,  the  Account  Value is  $45,000.  The  basic  Death  Benefit  is  calculated  as  Purchase  Payments  minus  proportional withdrawals,  or Account Value,  less the amount of any Credits applied within  12-months prior to the date of death,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection  Optional Death Benefit is
equal to the amount payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would  receive no additional  benefit from  purchasing  the Enhanced  Beneficiary  Protection  Optional
         Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000 initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each  example  assumes  that there is one
Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary Value at the end of any previous period is $72,000.  The
Death Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value generally  increased until the fifth  anniversary but generally has been decreasing  since the fifth  contract  anniversary.  On the date we receive due proof of death,  the Account  Value is  $48,000.  The Highest  Anniversary
Value at the end of any previous  period is $54,000.  The Death Benefit  would be the sum of prior  Purchase  Payments  increased by
5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account Value  increased  significantly  during the first six years  following the Issue Date. On the sixth anniversary  date the Account  Value is  $90,000.  During the seventh  Annuity  Year,  the  Account  Value  increases  to as high as
$100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death Benefit would be the Highest
Anniversary Value at the end of any previous period ($90,000),  which occurred on the sixth anniversary,  although the Account Value was higher  during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

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                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS WFVXT-PROS (11/2002).
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                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-766-4530                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

ITEM                                                                                                                   PAGE

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THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-680-8920.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
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Date of Prospectus:  May 1, 2002                                       Date of Statement of Additional Information:  May 1, 2002
revised effective November 18, 2002                                                            revised effective November 18, 2002
WellsXT - SAI (11/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd.
is a major worldwide  insurance company  operating from Stockholm,  Sweden which owns and controls,  directly or through  subsidiary companies,  numerous  insurance and related  companies.  We are organized as a Connecticut  stock life  insurance  company,  and are subject to Connecticut law governing  insurance  companies.  We are licensed to sell insurance  products in each of the fifty states of the United States,  the District of Columbia,  and Puerto Rico.  American  Skandia's  principal business address is One Corporate
Drive, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each  Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 11, 2002,
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge and the charge for each optional  benefit  offered under Annuity  contracts funded through  Separate Account B. The  consolidation of Separate Account B will have no impact on Annuity
Owners.

During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions.
If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the  prospectuses  and the statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by Portfolios of
American Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity  do not result in any  additional  charge to you or to the  Separate  Account.  No  compensation  is  payable  on  Annuities purchased by a member of the designated class of Owners.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2001: $193,056,109;  2000: $355,445,427;  1999:
$296,723,325.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money  market-type  Sub-accounts  (like the WFVT Money Market  Sub-account)  and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the WFVT Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of the  Prospectus  and this  Statement of Additional  Information.  At the beginning of the seven day period,  the  hypothetical  contract had a balance of one Unit. The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge compensates  American  Skandia  for  providing  the  insurance  benefits  under the  Annuity.  In an  extremely  low  interest  rate environment,  money market yields, after deducting the Insurance Charge, may be negative,  even though the Portfolio's yield (before deducting  the  Insurance  Charge) is positive.  Please note that current and  effective  yield  information  will  fluctuate.  This information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                   WFVT Money Market                        0.35%                              0.35%

Total Return
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is  surrendered  at the end of the  applicable  period,  meaning  that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also  deducted.  "Standard  Total  Return"  figures do not take into  consideration  any Credits.  "Non-standard  Total
Return"  figures  include any performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total
Returns are  calculated  in the same manner as  standardized  returns  except that the figures may not reflect all fees and charges.
In  particular,  they may assume no surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard
Total Return" figures may assume Credits of 1.0%, 2.0%, 3.0% or 4.0%,  respectively,  depending on the cumulative amount of Purchase
Payments  being  illustrated.  The amount of credits  illustrated  may be more or less than the Credits  applicable  to your Annuity
(see "What are Credits and how do I Receive  Them?").  Standard and  Non-standard  Total Returns will not reflect charges that apply to any optional  benefits.  The additional  cost  associated  with any optional  benefits you elected will reduce your  performance.
Non-standard  Total Returns must be  accompanied  by Standard Total Returns.  Any  performance  advertisements  will not reflect the impact of any Target Value Credits.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods  during which the  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated  using the same assumptions  employed in calculating  actual  performance  since inception of the  Sub-accounts.  Hypothetical  historical  performance of the Portfolios  prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

Non-standard  Total Returns  reflect the addition of Credits.  The  Non-standard  Total Return  numbers  provided may assume Credits equal to 1.0%, 2.0%, 3.0% or 4.0%  respectively,  of Purchase  Payments.  The amount of the Credit applicable is described in detail in the "How Do I Receive  Credits?"  section of the  Prospectus.  The percentage of the Credit depends on the age and the cumulative amount of Purchase  Payments  received.  In  addition,  the amount of the Credits may be deducted  from the amount  payable at death under  limited  circumstances  (see "Death  Benefit").  The impact of Credits on Total  Return is  particularly  pronounced  for the shorter  durations  for which Total Return is measured,  such as one and three years.  You should take this into  considerations  in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31,  2001.  The  "inception-to-date"  figures  shown  below are based on the  inception  date of the  Portfolio.  "N/A"  means  "not applicable"  and indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios prior to inception of a Sub-account  is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                    and a 1.0% Credit)
                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
                                      1        3         5        10      Inception        1         3         5        10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
WFVT International Equity          -25.80     N/A       N/A       N/A      -24.94        -24.98     N/A       N/A      N/A      -24.38
WFVT Small Cap Growth              -33.97     N/A       N/A       N/A       -6.76        -33.22     N/A       N/A      N/A       -6.31
WFVT Growth                        -28.87    -10.38    2.04       N/A       8.39         -28.08    -10.05    2.26      N/A       8.53
WFVT Large Company Growth          -30.52     N/A       N/A       N/A       -7.82        -29.74     N/A       N/A      N/A       -7.38
WFVT Equity Value                  -16.24    -5.66      N/A       N/A       -6.02        -15.32    -5.32      N/A      N/A       -5.74
WFVT Equity Income                 -15.28     N/A       N/A       N/A       -6.83        -14.35     N/A       N/A      N/A       -6.38
WFVT Asset Allocation              -16.80    -3.50     6.53       N/A       9.45         -15.88    -3.15     6.75      N/A       9.59
WFVT Corporate Bond                 -2.64     N/A       N/A       N/A       2.57         -1.58      N/A       N/A      N/A       3.05

AST Janus Overseas Growth          -33.15    -2.64      N/A       N/A       5.00         -32.40    -2.29      N/A      N/A       5.22
AST American Century               -36.83    -4.17      N/A       N/A       3.84         -36.11    -3.82      N/A      N/A       4.06
  International Growth
AST PBHG Small-Cap Growth          -16.32     1.26     2.33       N/A       8.80         -15.40     1.62     2.55      N/A       8.93
AST DeAM Small-Cap Growth          -37.96     N/A       N/A       N/A       -8.79        -37.26     N/A       N/A      N/A       -8.45
AST Goldman Sachs Small-Cap         -0.18    13.12      N/A       N/A       9.25          0.91     13.52      N/A      N/A       9.54
  Value
AST Gabelli Small-Cap Value         -3.07     5.38      N/A       N/A       5.88         -2.01      5.75      N/A      N/A       6.10
AST Janus Mid-Cap Growth           -49.54     N/A       N/A       N/A      -51.16        -48.95     N/A       N/A      N/A      -50.79
AST NB Mid-Cap Growth              -35.37    -3.33     5.01       N/A       9.12         -34.63    -2.97     5.23      N/A       9.27
AST NB Mid-Cap Value               -12.93     5.24     7.34       N/A       8.39         -11.97     5.62     7.57      N/A       8.51
AST Alger All-Cap Growth           -26.37     N/A       N/A       N/A      -31.63        -25.55     N/A       N/A      N/A      -31.22
AST MFS Growth                     -31.32     N/A       N/A       N/A      -14.06        -30.55     N/A       N/A      N/A      -13.63
AST Marsico Capital Growth         -31.34    -3.61      N/A       N/A       6.68         -30.57    -3.26      N/A      N/A       6.96
AST JanCap Growth                  -41.16    -14.96    6.91       N/A       11.73        -40.49    -14.64    7.14      N/A       11.85
AST Cohen & Steers Realty           -7.13     5.84      N/A       N/A       -0.84        -6.12      6.21      N/A      N/A       -0.57
AST American Century Income &      -18.26    -4.29      N/A       N/A       3.86         -17.36    -3.94      N/A      N/A       4.08
  Growth
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------

---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
                                      1        3         5        10      Inception        1         3         5        10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
AST INVESCO Capital Income         -18.41    -2.07     5.64       N/A       8.80         -17.51    -1.71     5.86      N/A       8.94
AST PIMCO Total Return Bond         -1.20     2.12     4.87       N/A       5.43         -0.13      2.49     5.09      N/A       5.56
AST PIMCO Limited Maturity Bond     -2.08     2.39     3.77       N/A       4.28         -1.02      2.76     3.99      N/A       4.44

MV Emerging Markets                -16.80    -1.22    -11.02      N/A       -8.79        -15.89    -0.86    -10.82     N/A       -8.62

INVESCO VIF Technology             -55.11     N/A       N/A       N/A      -21.85        -54.58     N/A       N/A      N/A      -21.45
INVESCO VIF Health Sciences        -22.35     N/A       N/A       N/A       7.45         -21.49     N/A       N/A      N/A       7.98
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 2.0% Credit)                                    and a 3.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
                                      1        3         5        10      Inception        1         3         5        10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
WFVT International Equity          -24.15     N/A       N/A       N/A      -23.81        -23.32     N/A       N/A      N/A      -23.25
WFVT Small Cap Growth              -32.48     N/A       N/A       N/A       -5.87        -31.73     N/A       N/A      N/A       -5.43
WFVT Growth                        -27.28    -9.72     2.47       N/A       8.67         -26.49    -9.39     2.69      N/A       8.81
WFVT Large Company Growth          -28.96     N/A       N/A       N/A       -6.94        -28.18     N/A       N/A      N/A       -6.50
WFVT Equity Value                  -14.40    -4.98      N/A       N/A       -5.46        -13.47    -4.64      N/A      N/A       -5.18
WFVT Equity Income                 -13.41     N/A       N/A       N/A       -5.94        -12.48     N/A       N/A      N/A       -5.49
WFVT Asset Allocation              -14.97    -2.80     6.97       N/A       9.73         -14.05    -2.45     7.19      N/A       9.87
WFVT Corporate Bond                 -0.52     N/A       N/A       N/A       3.54          0.54      N/A       N/A      N/A       4.01

AST Janus Overseas Growth          -31.64    -1.94      N/A       N/A       5.44         -30.89    -1.59      N/A      N/A       5.66
AST American Century               -35.39    -3.48      N/A       N/A       4.28         -34.68    -3.13      N/A      N/A       4.49
  International Growth
AST PBHG Small-Cap Growth          -14.48     1.98     2.76       N/A       9.07         -13.56     2.34     2.98      N/A       9.20
AST DeAM Small-Cap Growth          -36.55     N/A       N/A       N/A       -8.12        -35.85     N/A       N/A      N/A       -7.78
AST Goldman Sachs Small-Cap         1.99     13.91      N/A       N/A       9.83          3.07     14.30      N/A      N/A       10.11
  Value
AST Gabelli Small-Cap Value         -0.96     6.13      N/A       N/A       6.32          0.09      6.50      N/A      N/A       6.54
AST Janus Mid-Cap Growth           -48.36     N/A       N/A       N/A      -50.42        -47.77     N/A       N/A      N/A      -50.05
AST NB Mid-Cap Growth              -33.90    -2.63     5.45       N/A       9.42         -33.17    -2.28     5.67      N/A       9.57
AST NB Mid-Cap Value               -11.01     5.99     7.79       N/A       8.63         -10.06     6.36     8.01      N/A       8.76
AST Alger All-Cap Growth           -24.73     N/A       N/A       N/A      -30.82        -23.91     N/A       N/A      N/A      -30.42
AST MFS Growth                     -29.77     N/A       N/A       N/A      -13.19        -29.00     N/A       N/A      N/A      -12.76
AST Marsico Capital Growth         -29.80    -2.91      N/A       N/A       7.23         -29.02    -2.56      N/A      N/A       7.51
AST JanCap Growth                  -39.81    -14.32    7.36       N/A       11.97        -39.14    -14.01    7.58      N/A       12.09
AST Cohen & Steers Realty           -5.10     6.59      N/A       N/A       -0.30        -4.09      6.96      N/A      N/A       -0.04
AST American Century Income &      -16.45    -3.59      N/A       N/A       4.29         -15.55    -3.25      N/A      N/A       4.51
  Growth
AST INVESCO Capital Income         -16.61    -1.36     6.08       N/A       9.07         -15.71    -1.01     6.30      N/A       9.21
AST PIMCO Total Return Bond         0.94      2.85     5.31       N/A       5.69          2.02      3.21     5.53      N/A       5.82
AST PIMCO Limited Maturity Bond     0.04      3.13     4.21       N/A       4.60          1.11      3.49     4.43      N/A       4.75

MV Emerging Markets                -14.97    -0.51    -10.62      N/A       -8.45        -14.05    -0.15    -10.42     N/A       -8.27

INVESCO VIF Technology             -54.04     N/A       N/A       N/A      -21.05        -53.51     N/A       N/A      N/A      -20.65
INVESCO VIF Health Sciences        -20.63     N/A       N/A       N/A       8.49         -19.76     N/A       N/A      N/A       9.01
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees            (Assuming no CDSC, with maintenance fees
                                                and a 4.0% Credit)                                    and a 1.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
                                      1        3         5        10      Inception        1         3         5        10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
WFVT International Equity          -22.49     N/A       N/A       N/A      -22.69        -16.48     N/A       N/A      N/A      -17.98
WFVT Small Cap Growth              -30.99     N/A       N/A       N/A       -4.99        -24.72     N/A       N/A      N/A       -2.37
WFVT Growth                        -25.69    -9.07     2.90       N/A       8.95         -19.58    -6.68     3.60      N/A       8.64
WFVT Large Company Growth          -27.40     N/A       N/A       N/A       -6.06        -21.24     N/A       N/A      N/A       -3.38
WFVT Equity Value                  -12.55    -4.30      N/A       N/A       -4.91        -6.82     -2.26      N/A      N/A       -3.13
WFVT Equity Income                 -11.55     N/A       N/A       N/A       -5.05        -5.85      N/A       N/A      N/A       -2.43
WFVT Asset Allocation              -13.13    -2.11     7.41       N/A       10.01        -7.38     -0.22     7.88      N/A       9.69
WFVT Corporate Bond                 1.60      N/A       N/A       N/A       4.49          6.92      N/A       N/A      N/A       6.56

AST Janus Overseas Growth          -30.14    -1.24      N/A       N/A       5.87         -23.90     0.59      N/A      N/A       6.42
AST American Century               -33.96    -2.79      N/A       N/A       4.71         -27.61    -0.85      N/A      N/A       5.31
  International Growth
AST PBHG Small-Cap Growth          -12.63     2.70     3.19       N/A       9.34         -6.90      4.29     3.87      N/A       9.04
AST DeAM Small-Cap Growth          -35.14     N/A       N/A       N/A       -7.45        -28.76     N/A       N/A      N/A       -5.18
AST Goldman Sachs Small-Cap         4.15     14.69      N/A       N/A       10.39         9.41     15.67      N/A      N/A       11.13
  Value
AST Gabelli Small-Cap Value         1.15      6.86      N/A       N/A       6.76          6.49      8.23      N/A      N/A       7.26
AST Janus Mid-Cap Growth           -47.18     N/A       N/A       N/A      -49.68        -40.45     N/A       N/A      N/A      -43.01
AST NB Mid-Cap Growth              -32.44    -1.94     5.88       N/A       9.72         -26.13    -0.05     6.43      N/A       9.39
AST NB Mid-Cap Value                -9.10     6.73     8.23       N/A       8.88         -3.47      8.10     8.66      N/A       8.51
AST Alger All-Cap Growth           -23.09     N/A       N/A       N/A      -30.03        -17.05     N/A       N/A      N/A      -25.29
AST MFS Growth                     -28.23     N/A       N/A       N/A      -12.34        -22.05     N/A       N/A      N/A       -9.16
AST Marsico Capital Growth         -28.25    -2.22      N/A       N/A       7.78         -22.07    -0.32      N/A      N/A       8.44
AST JanCap Growth                  -38.47    -13.69    7.80       N/A       12.21        -31.99    -10.92    8.25      N/A       11.85
AST Cohen & Steers Realty           -3.08     7.33      N/A       N/A       0.22          2.38      8.67      N/A      N/A       1.53
AST American Century Income &      -14.65    -2.91      N/A       N/A       4.72         -8.86     -0.96      N/A      N/A       5.33
  Growth
AST INVESCO Capital Income         -14.81    -0.67     6.52       N/A       9.34         -9.01      1.14     7.03      N/A       9.04
AST PIMCO Total Return Bond         3.09      3.57     5.75       N/A       5.95          8.37      5.12     6.30      N/A       5.69
AST PIMCO Limited Maturity Bond     2.17      3.85     4.64       N/A       4.91          7.48      5.38     5.25      N/A       4.84

MV Emerging Markets                -13.14     0.20    -10.23      N/A       -8.10        -7.39      1.94     -8.56     N/A       -7.19

INVESCO VIF Technology             -52.97     N/A       N/A       N/A      -20.25        -46.08     N/A       N/A      N/A      -16.48
INVESCO VIF Health Sciences        -18.90     N/A       N/A       N/A       9.52         -12.99     N/A       N/A      N/A       11.43
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 2.0% Credit)                                    and a 3.0% Credit)
                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
                                      1        3         5        10      Inception        1         3         5        10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------
WFVT International Equity          -15.65     N/A       N/A       N/A      -17.44        -14.82     N/A       N/A      N/A      -16.90
WFVT Small Cap Growth              -23.98     N/A       N/A       N/A       -1.95        -23.23     N/A       N/A      N/A       -1.53
WFVT Growth                        -18.78    -6.37     3.80       N/A       8.78         -17.99    -6.07     4.00      N/A       8.92
WFVT Large Company Growth          -20.46     N/A       N/A       N/A       -2.96        -19.68     N/A       N/A      N/A       -2.55
WFVT Equity Value                   -5.90    -1.94      N/A       N/A       -2.87        -4.97     -1.62      N/A      N/A       -2.61
WFVT Equity Income                  -4.91     N/A       N/A       N/A       -2.01        -3.98      N/A       N/A      N/A       -1.59
WFVT Asset Allocation               -6.47     0.11     8.09       N/A       9.83         -5.55      0.44     8.31      N/A       9.97
WFVT Corporate Bond                 7.98                N/A       N/A       7.02          9.04      N/A       N/A      N/A       7.48

AST Janus Overseas Growth          -23.14     0.93      N/A       N/A       6.63         -22.39     1.25      N/A      N/A       6.83
AST American Century               -26.89    -0.53      N/A       N/A       5.52         -26.18    -0.20      N/A      N/A       5.72
  International Growth
AST PBHG Small-Cap Growth           -5.98     4.64     4.07       N/A       9.17         -5.06      4.98     4.28      N/A       9.31
AST DeAM Small-Cap Growth          -28.05     N/A       N/A       N/A       -4.87        -27.35     N/A       N/A      N/A       -4.56
AST Goldman Sachs Small-Cap         10.49    16.05      N/A       N/A       11.40        11.57     16.43      N/A      N/A       11.67
  Value
AST Gabelli Small-Cap Value         7.54      8.58      N/A       N/A       7.47          8.59      8.94      N/A      N/A       7.68
AST Janus Mid-Cap Growth           -39.86     N/A       N/A       N/A      -42.67        -39.27     N/A       N/A      N/A      -42.34
AST NB Mid-Cap Growth              -25.40     0.28     6.64       N/A       9.54         -24.67     0.60     6.84      N/A       9.69
AST NB Mid-Cap Value                -2.51     8.45     8.88       N/A       8.63         -1.56      8.81     9.09      N/A       8.76
AST Alger All-Cap Growth           -16.23     N/A       N/A       N/A      -24.92        -15.41     N/A       N/A      N/A      -24.55
AST MFS Growth                     -21.27     N/A       N/A       N/A       -8.76        -20.50     N/A       N/A      N/A       -8.35
AST Marsico Capital Growth         -21.30     0.01      N/A       N/A       8.71         -20.52     0.33      N/A      N/A       8.97
AST JanCap Growth                  -31.31    -10.62    8.47       N/A       11.97        -30.64    -10.33    8.68      N/A       12.09
AST Cohen & Steers Realty           3.40      9.03      N/A       N/A       1.78          4.41      9.38      N/A      N/A       2.03
AST American Century Income &       -7.95    -0.64      N/A       N/A       5.53         -7.05     -0.31      N/A      N/A       5.74
  Growth
AST INVESCO Capital Income          -8.11     1.47     7.24       N/A       9.17         -7.21      1.80     7.45      N/A       9.31
AST PIMCO Total Return Bond         9.44      5.46     6.50       N/A       5.82         10.52      5.81     6.71      N/A       5.95
AST PIMCO Limited Maturity Bond     8.54      5.72     5.45       N/A       5.00          9.61      6.07     5.66      N/A       5.15

MV Emerging Markets                 -6.47     2.28     -8.38      N/A       -7.03        -5.55      2.61     -8.20     N/A       -6.87

INVESCO VIF Technology             -45.54     N/A       N/A       N/A      -16.11        -45.01     N/A       N/A      N/A      -15.73
INVESCO VIF Health Sciences        -12.13     N/A       N/A       N/A       11.93        -11.26     N/A       N/A      N/A       12.42
---------------------------------- -------- --------- -------- ---------- ---------- -- --------- --------- -------- --------- ----------

                                ---------------------------------------------------
                                            Non-Standard Total Return
                                ---------------------------------------------------
                                ---------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 4.0% Credit)
                                ---------------------------------------------------

---------------------------------- -------- --------- -------- ---------- ----------
                                      1        3         5        10      Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- -------- ---------- ----------
WFVT International Equity          -13.99     N/A       N/A       N/A      -16.36
WFVT Small Cap Growth              -22.49     N/A       N/A       N/A       -1.11
WFVT Growth                        -17.19    -5.76     4.20       N/A       9.05
WFVT Large Company Growth          -18.90     N/A       N/A       N/A       -2.13
WFVT Equity Value                   -4.05    -1.30      N/A       N/A       -2.35
WFVT Equity Income                  -3.05     N/A       N/A       N/A       -1.17
WFVT Asset Allocation               -4.63     0.76     8.51       N/A       10.11
WFVT Corporate Bond                 10.10     N/A       N/A       N/A       7.94

AST Janus Overseas Growth          -21.64     1.58      N/A       N/A       7.04
AST American Century               -25.46     0.12      N/A       N/A       5.93
  International Growth
AST PBHG Small-Cap Growth           -4.13     5.31     4.48       N/A       9.44
AST DeAM Small-Cap Growth          -26.64     N/A       N/A       N/A       -4.25
AST Goldman Sachs Small-Cap         12.65    16.81      N/A       N/A       11.94
  Value
AST Gabelli Small-Cap Value         9.65      9.29      N/A       N/A       7.89
AST Janus Mid-Cap Growth           -38.68     N/A       N/A       N/A      -42.00
AST NB Mid-Cap Growth              -23.94     0.93     7.05       N/A       9.84
AST NB Mid-Cap Value                -0.60     9.16     9.30       N/A       8.88
AST Alger All-Cap Growth           -14.59     N/A       N/A       N/A      -24.19
AST MFS Growth                     -19.73     N/A       N/A       N/A       -7.95
AST Marsico Capital Growth         -19.75     0.66      N/A       N/A       9.24
AST JanCap Growth                  -29.97    -10.04    8.89       N/A       12.21
AST Cohen & Steers Realty           5.42      9.73      N/A       N/A       2.27
AST American Century Income &       -6.15     0.01      N/A       N/A       5.94
  Growth
AST INVESCO Capital Income          -6.31     2.13     7.66       N/A       9.44
AST PIMCO Total Return Bond         11.59     6.15     6.92       N/A       6.08
AST PIMCO Limited Maturity Bond     10.67     6.41     5.86       N/A       5.31

MV Emerging Markets                 -4.64     2.94     -8.03      N/A       -6.71

INVESCO VIF Technology             -44.47     N/A       N/A       N/A      -15.36
INVESCO VIF Health Sciences        -10.40     N/A       N/A       N/A       12.92
---------------------------------- -------- --------- -------- ---------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus

2.
              any per share charge or credit during the Valuation  Period as a provision for taxes  attributable to the operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset value per share of the Portfolio  shares held by in that  Sub-account  at the end of the preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus
2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

The formula is:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next  higher  integer when  occurring  on  other  than  an  anniversary  of the  beginning  of the  Fixed  Allocation's
                  Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months  (rounded to the next higher  integer  when  occurring  on other than a monthly  anniversary  of the  beginning of the  Guarantee  Period)  remaining  in such  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia  Trust (the  "Trust") has  obtained an  exemption  from the SEC that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code;  (i)
make changes required by any change in other Federal or state laws relating to retirement  annuities or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the 1983a  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment option 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance  Date is the date we receive,  at our office,  due proof  satisfactory to us of the  Annuitant's  death and all other  requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint  Annuitants,  the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and for each of the three years in the period  ended  December  31,  2001,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B at  December  31,  2001 and for the years  ended  December  31,  2001 and 2000,  appearing  in this
Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon  appearing  elsewhere  herein,  and are  included in reliance  upon such  reports  given upon the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B

The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation  Variable Account B Sub-accounts as of December  31, 2001 and for the years ended  December  31,  2001 and 2000.  There are other  Sub-accounts  included in Variable
Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt  of your  written or oral  request.  Please  address  your  request to  American  Skandia - Variable  Annuities,  Attention:
Stagecoach Annuity, P.O. Box 7040, Bridgeport,  Connecticut,  06601-7040.  Our phone number is 1-800-680-8920.  You may also forward such a request electronically to our Customer Service Department at customerservice@skandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                                         Variable Account B

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 Stagecoach and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have  audited  the  accompanying  statement  of assets,  liabilities  and  contractowners'  equity of the thirty sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B - Class 1 Stagecoach,  referred to in Note 1, as of  December  31,  2001,  and the related  statement  of  operations  for the year then ended and the statements  of  changes  in net  assets  for each of the two  years  in the  period  then  ended.  These  financial statements are the  responsibility  of the Company's  management.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial position of the thirty sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B -
Class 1  (Stagecoach),  referred to in Note 1, at December 31, 2001,  the results of their  operations for the year then ended,  and changes in their net assets for each of the two years in the period then ended in conformity  with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B --- CLASS 1 STAGECOACH
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------        --------------------------------------------------------------------------------------------------------------------------

                                             ASSETS                                                                                            LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            Alger All-Cap Growth Portfolio - 121,957,539 shares ( cost $769,789,249)                  $ 695,157,974         Payable to American Skandia Life Assurance Corporation                                                       $ 54,353,343
                                                                                                                                                                                                                           ---------------------------
            American Century Income & Growth Portfolio - 29,737,846 shares ( cost $413,067,980)         352,096,097                                   Total Liabilities                                                                    54,353,343
            American Century International Growth I Portfolio - 39,571,671 shares ( cost $454,228,475)  481,587,232
            Cohen & Steers Real Estate Portfolio - 12,786,936 shares ( cost $129,136,569)               129,275,923
            DeAm Small-Cap Growth Portfolio - 73,017,689 shares ( cost $492,491,389)                    513,314,354
            Gabelli Small-Cap Value Portfolio - 38,228,131 shares ( cost $491,533,791)                  499,641,677
            Goldman Sachs Small-Cap Value Portfolio - 25,488,010 shares ( cost $373,123,258)            396,338,558
            Invesco Equity Income Portfolio - 61,837,333 shares ( cost $1,046,997,502)                  964,044,028
            JanCap Growth Portfolio - 97,248,963 shares ( cost $3,986,573,953)                        2,331,057,650
            Janus Mid-Cap Growth Portfolio - 16,659,236 shares ( cost $73,940,792)                       66,137,168                             NET ASSETS
            Janus Overseas Growth Portfolio - 52,771,459 shares ( cost $822,754,497)                    548,295,456                                                                                             Unit
            Marsico Capital Growth Portfolio - 85,056,604 shares ( cost $1,534,153,502)               1,180,585,665         Contractowners' Equity                                        Units                 Value
            MFS Growth Portfolio - 114,134,466 shares ( cost $1,113,121,104)                            943,892,034                     AST - Alger All-Cap Growth Portfolio                   125,442,916            5.54              $ 695,157,974
            Neuberger & Berman Mid-Cap Growth Portfolio - 35,708,079 shares ( cost $514,044,728)        487,415,278                     AST - American Century Income & Growth Portfolio        27,386,278           12.86                352,096,097
            Neuberger & Berman Mid-Cap Value Portfolio - 61,885,398 shares ( cost $928,326,229)         953,653,982                     AST - American Century International Growth I Portfolio 37,487,425           12.85                481,587,232
            PBHG Small-Cap Growth Portfolio - 28,807,891 shares ( cost $747,251,184)                    457,181,229                     AST - Cohen & Steers Real Estate Portfolio              12,268,426           10.54                129,275,923
            PIMCO Limited Maturity Bond Portfolio - 51,091,500 shares ( cost $563,698,254)              577,333,950                     AST - DeAm Small-Cap Growth Portfolio                   60,703,791            8.46                513,314,354
            PIMCO Total Return Bond Portfolio - 128,323,724 shares ( cost $1,446,571,227)             1,530,902,033                     AST - Gabelli Small-Cap Value Portfolio                 35,483,530           14.08                499,641,677
      INVESCO Variable Investment Funds ( INVESCO ):                                                                                    AST - Goldman Sachs Small-Cap Value Portfolio           26,220,860           15.12                396,338,558
            VIF Health Sciences Fund - 12,039,335 shares ( cost $215,582,851)                           219,115,896                     AST - Invesco Equity Income Portfolio                   48,595,962           19.84                964,044,028
            VIF Technology Fund - 11,554,994 shares ( cost $213,608,566)                                177,600,254                     AST - JanCap Growth Portfolio                           84,116,221           27.71              2,331,057,650
      Montgomery Variable Series ( Montgomery ):                                                                                        AST - Janus Mid-Cap Growth Portfolio                    17,045,776            3.88                 66,137,168
            Emerging Markets - 12,691,103 shares ( cost $91,435,043)                                     91,629,764                     AST - Janus Overseas Growth Portfolio                   40,507,419           13.54                548,295,456
      Wells Fargo Variable Trust (WFVT):                                                                                                AST - Marsico Capital Growth Portfolio                  85,895,802           13.74              1,180,585,665
            Asset Allocation Fund - 17,003,948 shares ( cost $226,421,444)                              209,488,644                     AST - MFS Growth Portfolio                             117,716,242            8.02                943,892,034
            Corporate Bond Fund - 3,328,814 shares ( cost $33,261,140)                                   34,087,060                     AST - Neuberger & Berman Mid-Cap Growth Portfolio       25,717,164           18.95                487,415,278
            Equity Income Fund - 615,742 shares ( cost $9,899,479)                                        9,556,312                     AST - Neuberger & Berman Mid-Cap Value Portfolio        47,298,313           20.16                953,653,982
            Equity Value Fund - 3,625,970 shares ( cost $34,551,964)                                     32,706,250                     AST - PBHG Small-Cap Growth Portfolio                   23,048,821           19.84                457,181,229
            Growth & Income Fund - 5,060,003 shares ( cost $93,323,774)                                  71,244,836                     AST - PIMCO Limited Maturity Bond Portfolio             42,410,807           13.61                577,333,950
            International Equity Fund - 201,624 shares ( cost $1,706,391)                                 1,512,122                     AST - PIMCO Total Return Bond Portfolio                 99,028,465           15.46              1,530,902,033
            Large Company Growth Fund - 1,840,797 shares ( cost $22,386,623)                             17,413,941                     INVESCO - VIF Health Sciences Fund                      17,419,141           12.58                219,115,896
            Money Market Fund - 76,417,357 shares ( cost $76,417,357)                                    76,417,357                     INVESCO - VIF Technology Fund                           26,652,622            6.66                177,600,254
            Small-Cap Growth Fund - 1,076,452 shares ( cost $16,468,728)                                  8,450,150                     Montgomery - Emerging Markets                           14,095,135            6.50                 91,629,764
                                                                                                  ------------------
                                                                                                                                        WFVT - Asset Allocation Fund                            10,328,629           20.28                209,488,644
                          Total Invested Assets                                                      14,057,132,874                     WFVT - Corporate Bond Fund                               2,978,591           11.44                 34,087,060
                                                                                                                                        WFVT - Equity Income Fund                                1,019,937            9.37                  9,556,312
Receivable from American Skandia Trust                                                                   44,348,534                     WFVT - Equity Value Fund                                 3,705,869            8.83                 32,706,250
Receivable from INVESCO Variable Investment Funds                                                         8,750,224                     WFVT - Growth & Income Fund                              3,783,815           18.83                 71,244,836
Receivable from Montgomery Variable Series                                                                1,083,941                     WFVT - International Equity Fund                           205,255            7.37                  1,512,122
Receivable from Wells Capital Management                                                                    170,644                     WFVT - Large Company Growth Fund                         1,900,437            9.16                 17,413,941
                                                                                                  ------------------
                          Total Receivables                                                              54,353,343                     WFVT - Money Market Fund                                 5,952,104           12.84                 76,417,357
                                                                                                                                        WFVT - Small Cap Growth Fund                               900,655            9.38                  8,450,150
                                                                                                                                                                                                                           ---------------------------
                                                                                                                                                      Total Contractowner's Equity                                                     14,057,132,874

                                                                                                  ------------------                                                                                                       ---------------------------
                          Total Assets                                                             $ 14,111,486,217                                   Total Liabilities & Contractowner's Equity                                     $ 14,111,486,217
                                                                                                  ==================                                                                                                       ===========================

--------------------------------------------------------------------------------------------------------------------        --------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                          AST - American Century
                                                                                                                                AST - Alger Growth                                         International Growth II
                                                                                                     AST - Alger       Jan. 1 thru       AST - American Century   AST - American Century       Jan. 1 thru           AST - Cohen & Steers      AST - DeAm          AST - Gabelli       AST - Goldman Sachs     AST - Invesco
                                                                                     Total          All-Cap Growth  Feb. 15, 2001 **       Income & Growth        International Growth I     Sep. 24, 2001 **           Real Estate          Small-Cap Growth      Small-Cap Value      Small-Cap Value        Equity Income
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 178,894,905              $ -           $ 817,679              $ 2,916,979              $ 1,445,558              $ 2,108,735             $ 3,746,924                  $ -          $ 1,982,981                     $ -        $ 24,067,128
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (220,020,497)     (10,510,845)         (2,644,534)              (5,768,224)              (5,038,367)              (3,121,866)             (1,773,329)          (8,907,853)          (6,020,688)             (4,252,327)        (15,281,329)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (41,125,592)     (10,510,845)         (1,826,855)              (2,851,245)              (3,592,809)              (1,013,131)              1,973,595           (8,907,853)          (4,037,707)             (4,252,327)          8,785,799
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            10,899,971,745      363,301,477       1,336,613,917              128,020,302              512,691,701              341,676,854             114,980,006        1,181,221,216          310,923,998             166,701,211         397,570,892
   Cost of Securities Sold                                                        13,994,344,121      492,722,584       1,391,046,912              141,621,362              647,041,269              593,928,794             107,877,842        1,672,574,814          288,148,954             134,902,845         431,198,901

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                            (3,094,372,376)    (129,421,107)        (54,432,995)             (13,601,060)            (134,349,568)            (252,251,940)              7,102,164         (491,353,598)          22,775,044              31,798,366         (33,628,009)
   Short-Term Capital Gain Distributions Received                                    207,100,647                -           6,317,615                        -                        -                        -                       -           72,654,894            2,657,460               4,133,606                   -
   Long-Term Capital Gain Distributions Received                                     524,427,638                -                   -                        -               22,052,576               80,744,191                       -           41,217,480           17,600,526               3,112,030          10,871,285
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                          (2,362,844,091)    (129,421,107)        (48,115,380)             (13,601,060)            (112,296,992)            (171,507,749)              7,102,164         (377,481,224)          43,033,030              39,044,002         (22,756,724)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            (1,918,986,995)     (67,580,996)        (66,319,007)             (31,613,068)             (18,096,465)             (47,556,473)             10,133,996         (138,682,868)          34,910,721              36,800,960          24,250,053
   End of Period                                                                  (2,878,734,109)     (74,631,275)                  -              (60,971,883)              27,358,756                        -                 139,355           20,822,964            8,107,886              23,215,301         (82,953,474)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (959,747,114)      (7,050,279)         66,319,007              (29,358,815)              45,455,221               47,556,473              (9,994,641)         159,505,832          (26,802,835)            (13,585,659)       (107,203,527)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (3,363,716,797)   $ (146,982,231)      $ 16,376,772            $ (45,811,120)           $ (70,434,580)          $ (124,964,407)             $ (918,882)      $ (226,883,245)        $ 12,192,488            $ 21,206,016      $ (121,174,452)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                 AST - JanCap        AST - Janus       AST - Janus          AST - Marsico              AST - MFS          AST - Neuberger & Berman  AST - Neuberger & Berman   AST - PBHG        AST - PIMCO Limited      AST - PIMCO          INVESCO - VIF
                                                                                    Growth          Mid-Cap Growth    Overseas Growth       Capital Growth               Growth               Mid-Cap Growth           Mid-Cap Value         Small-Cap Growth      Maturity Bond       Total Return Bond      Health Sciences
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                              $ -         $ 54,601        $ 43,112,004                      $ -                 $ 25,134                      $ -             $ 1,286,073                  $ -         $ 22,675,028            $ 65,418,292           $ 745,374
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)            (43,075,181)        (966,333)        (10,513,308)             (19,283,201)             (13,794,118)              (7,646,526)            (13,209,149)          (6,147,084)          (7,256,512)            (20,087,164)         (3,144,840)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (43,075,181)        (911,732)         32,598,696              (19,283,201)             (13,768,984)              (7,646,526)            (11,923,076)          (6,147,084)          15,418,516              45,331,128          (2,399,466)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                             1,426,103,787       94,920,593         512,920,457              660,840,721              362,076,161              680,304,762             392,979,138          179,100,179          353,612,738             563,308,357         270,340,600
   Cost of Securities Sold                                                         2,146,088,452      153,310,156         940,598,327              680,063,756              438,199,784            1,050,500,148             363,599,109          267,332,337          339,510,531             553,532,430         293,345,639

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                              (719,984,665)     (58,389,563)       (427,677,870)             (19,223,035)             (76,123,623)            (370,195,386)             29,380,029          (88,232,158)          14,102,207               9,775,927         (23,005,039)
   Short-Term Capital Gain Distributions Received                                              -                -          65,719,060                        -                        -               10,426,767              44,855,751                    -                    -                       -                   -
   Long-Term Capital Gain Distributions Received                                               -                -         140,147,901               31,172,476                        -               81,311,245               5,255,987           78,840,195                    -                       -                   -
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (719,984,665)     (58,389,563)       (221,810,909)              11,949,441              (76,123,623)            (278,457,374)             79,491,767           (9,391,963)          14,102,207               9,775,927         (23,005,039)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            (1,092,368,665)     (25,104,601)       (229,011,421)              22,231,335               (6,906,361)            (126,425,497)            141,198,425         (260,197,998)          14,577,604              47,016,511          20,573,152
   End of Period                                                                  (1,655,516,304)      (7,803,624)       (274,459,041)            (353,567,838)            (169,229,070)             (26,629,450)             25,327,753         (290,069,954)          13,635,695              84,330,806           3,533,046
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (563,147,639)      17,300,977         (45,447,620)            (375,799,173)            (162,322,709)              99,796,047            (115,870,672)         (29,871,956)            (941,909)             37,314,295         (17,040,106)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (1,326,207,485)   $ (42,000,318)     $ (234,659,833)          $ (383,132,933)          $ (252,215,316)          $ (186,307,853)          $ (48,301,981)       $ (45,411,003)        $ 28,578,814            $ 92,421,350       $ (42,444,611)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Montgomery
                                                                                 INVESCO - VIF        Emerging            WFVT                   WFVT                     WFVT                     WFVT                     WFVT                  WFVT                 WFVT                  WFVT                  WFVT
                                                                                  Technology           Markets      Asset Allocation        Corporate Bond           Equity Income             Equity Value           Growth & Income      International Equity  Large Company Growth    Money Market        Small-Cap Growth
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                              $ -              $ -         $ 3,571,180              $ 2,301,382                 $ 80,441                $ 210,815                $ 10,879                $ 322                  $ -             $ 2,317,396                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)             (3,396,357)      (1,251,839)         (3,252,570)                (531,244)                (110,974)                (519,500)             (1,171,124)             (21,565)            (250,200)               (947,498)           (124,848)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                          (3,396,357)      (1,251,839)            318,610                1,770,138                  (30,533)                (308,685)             (1,160,245)             (21,243)            (250,200)              1,369,898            (124,848)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                               313,609,687      108,725,536          28,281,735               11,436,051                4,545,697               36,813,647              18,425,508              506,179            1,688,775              24,176,975           1,552,888
   Cost of Securities Sold                                                           605,073,151      133,765,402          25,974,056               11,115,015                4,756,449               37,695,937              17,850,958              647,546            2,143,400              24,176,975           4,000,286

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                              (291,463,464)     (25,039,866)          2,307,679                  321,036                 (210,752)                (882,290)                574,550             (141,367)            (454,625)                      -          (2,447,398)
   Short-Term Capital Gain Distributions Received                                              -                -             335,494                        -                        -                        -                       -                    -                    -                       -                   -
   Long-Term Capital Gain Distributions Received                                               -                -           5,434,730                        -                  228,626                        -               6,432,709                    -                5,681                       -                   -
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (291,463,464)     (25,039,866)          8,077,903                  321,036                   17,874                 (882,290)              7,007,259             (141,367)            (448,944)                      -          (2,447,398)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              (152,776,597)     (17,851,745)         12,628,895                  740,271                  146,949                  959,371               4,068,331              (71,131)          (1,063,129)                      -          (7,597,547)
   End of Period                                                                     (36,008,312)         194,722         (16,932,800)                 825,920                 (343,167)              (1,845,714)            (22,078,938)            (194,210)          (4,972,682)                      -          (8,018,577)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           116,768,285       18,046,467         (29,561,695)                  85,649                 (490,116)              (2,805,085)            (26,147,269)            (123,079)          (3,909,553)                      -            (421,030)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (178,091,536)    $ (8,245,238)      $ (21,165,182)             $ 2,176,823               $ (502,775)            $ (3,996,060)          $ (20,300,255)          $ (285,689)        $ (4,608,697)            $ 1,369,898        $ (2,993,276)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                          AST - American Century
                                                                                                                                AST - Alger Growth                                         International Growth II
                                                                                                     AST - Alger       Jan. 1 thru       AST - American Century   AST - American Century       Jan. 1 thru           AST - Cohen & Steers      AST - DeAm          AST - Gabelli       AST - Goldman Sachs     AST - Invesco
                                                                                     Total          All-Cap Growth  Feb. 15, 2001 **       Income & Growth        International Growth I     Sep. 24, 2001 **           Real Estate          Small-Cap Growth      Small-Cap Value      Small-Cap Value        Equity Income
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ 178,894,905              $ -           $ 817,679              $ 2,916,979              $ 1,445,558              $ 2,108,735             $ 3,746,924                  $ -          $ 1,982,981                     $ -        $ 24,067,128
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (220,020,497)     (10,510,845)         (2,644,534)              (5,768,224)              (5,038,367)              (3,121,866)             (1,773,329)          (8,907,853)          (6,020,688)             (4,252,327)        (15,281,329)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (41,125,592)     (10,510,845)         (1,826,855)              (2,851,245)              (3,592,809)              (1,013,131)              1,973,595           (8,907,853)          (4,037,707)             (4,252,327)          8,785,799
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            10,899,971,745      363,301,477       1,336,613,917              128,020,302              512,691,701              341,676,854             114,980,006        1,181,221,216          310,923,998             166,701,211         397,570,892
   Cost of Securities Sold                                                        13,994,344,121      492,722,584       1,391,046,912              141,621,362              647,041,269              593,928,794             107,877,842        1,672,574,814          288,148,954             134,902,845         431,198,901

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                            (3,094,372,376)    (129,421,107)        (54,432,995)             (13,601,060)            (134,349,568)            (252,251,940)              7,102,164         (491,353,598)          22,775,044              31,798,366         (33,628,009)
   Short-Term Capital Gain Distributions Received                                    207,100,647                -           6,317,615                        -                        -                        -                       -           72,654,894            2,657,460               4,133,606                   -
   Long-Term Capital Gain Distributions Received                                     524,427,638                -                   -                        -               22,052,576               80,744,191                       -           41,217,480           17,600,526               3,112,030          10,871,285
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                          (2,362,844,091)    (129,421,107)        (48,115,380)             (13,601,060)            (112,296,992)            (171,507,749)              7,102,164         (377,481,224)          43,033,030              39,044,002         (22,756,724)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            (1,918,986,995)     (67,580,996)        (66,319,007)             (31,613,068)             (18,096,465)             (47,556,473)             10,133,996         (138,682,868)          34,910,721              36,800,960          24,250,053
   End of Period                                                                  (2,878,734,109)     (74,631,275)                  -              (60,971,883)              27,358,756                        -                 139,355           20,822,964            8,107,886              23,215,301         (82,953,474)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (959,747,114)      (7,050,279)         66,319,007              (29,358,815)              45,455,221               47,556,473              (9,994,641)         159,505,832          (26,802,835)            (13,585,659)       (107,203,527)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (3,363,716,797)   $ (146,982,231)      $ 16,376,772            $ (45,811,120)           $ (70,434,580)          $ (124,964,407)             $ (918,882)      $ (226,883,245)        $ 12,192,488            $ 21,206,016      $ (121,174,452)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                 AST - JanCap        AST - Janus       AST - Janus          AST - Marsico              AST - MFS          AST - Neuberger & Berman  AST - Neuberger & Berman   AST - PBHG        AST - PIMCO Limited      AST - PIMCO          INVESCO - VIF
                                                                                    Growth          Mid-Cap Growth    Overseas Growth       Capital Growth               Growth               Mid-Cap Growth           Mid-Cap Value         Small-Cap Growth      Maturity Bond       Total Return Bond      Health Sciences
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                              $ -         $ 54,601        $ 43,112,004                      $ -                 $ 25,134                      $ -             $ 1,286,073                  $ -         $ 22,675,028            $ 65,418,292           $ 745,374
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)            (43,075,181)        (966,333)        (10,513,308)             (19,283,201)             (13,794,118)              (7,646,526)            (13,209,149)          (6,147,084)          (7,256,512)            (20,087,164)         (3,144,840)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                         (43,075,181)        (911,732)         32,598,696              (19,283,201)             (13,768,984)              (7,646,526)            (11,923,076)          (6,147,084)          15,418,516              45,331,128          (2,399,466)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                             1,426,103,787       94,920,593         512,920,457              660,840,721              362,076,161              680,304,762             392,979,138          179,100,179          353,612,738             563,308,357         270,340,600
   Cost of Securities Sold                                                         2,146,088,452      153,310,156         940,598,327              680,063,756              438,199,784            1,050,500,148             363,599,109          267,332,337          339,510,531             553,532,430         293,345,639

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                              (719,984,665)     (58,389,563)       (427,677,870)             (19,223,035)             (76,123,623)            (370,195,386)             29,380,029          (88,232,158)          14,102,207               9,775,927         (23,005,039)
   Short-Term Capital Gain Distributions Received                                              -                -          65,719,060                        -                        -               10,426,767              44,855,751                    -                    -                       -                   -
   Long-Term Capital Gain Distributions Received                                               -                -         140,147,901               31,172,476                        -               81,311,245               5,255,987           78,840,195                    -                       -                   -
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (719,984,665)     (58,389,563)       (221,810,909)              11,949,441              (76,123,623)            (278,457,374)             79,491,767           (9,391,963)          14,102,207               9,775,927         (23,005,039)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            (1,092,368,665)     (25,104,601)       (229,011,421)              22,231,335               (6,906,361)            (126,425,497)            141,198,425         (260,197,998)          14,577,604              47,016,511          20,573,152
   End of Period                                                                  (1,655,516,304)      (7,803,624)       (274,459,041)            (353,567,838)            (169,229,070)             (26,629,450)             25,327,753         (290,069,954)          13,635,695              84,330,806           3,533,046
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (563,147,639)      17,300,977         (45,447,620)            (375,799,173)            (162,322,709)              99,796,047            (115,870,672)         (29,871,956)            (941,909)             37,314,295         (17,040,106)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (1,326,207,485)   $ (42,000,318)     $ (234,659,833)          $ (383,132,933)          $ (252,215,316)          $ (186,307,853)          $ (48,301,981)       $ (45,411,003)        $ 28,578,814            $ 92,421,350       $ (42,444,611)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Montgomery
                                                                                 INVESCO - VIF        Emerging            WFVT                   WFVT                     WFVT                     WFVT                     WFVT                  WFVT                 WFVT                  WFVT                  WFVT
                                                                                  Technology           Markets      Asset Allocation        Corporate Bond           Equity Income             Equity Value           Growth & Income      International Equity  Large Company Growth    Money Market        Small-Cap Growth
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                              $ -              $ -         $ 3,571,180              $ 2,301,382                 $ 80,441                $ 210,815                $ 10,879                $ 322                  $ -             $ 2,317,396                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)             (3,396,357)      (1,251,839)         (3,252,570)                (531,244)                (110,974)                (519,500)             (1,171,124)             (21,565)            (250,200)               (947,498)           (124,848)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                          (3,396,357)      (1,251,839)            318,610                1,770,138                  (30,533)                (308,685)             (1,160,245)             (21,243)            (250,200)              1,369,898            (124,848)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                               313,609,687      108,725,536          28,281,735               11,436,051                4,545,697               36,813,647              18,425,508              506,179            1,688,775              24,176,975           1,552,888
   Cost of Securities Sold                                                           605,073,151      133,765,402          25,974,056               11,115,015                4,756,449               37,695,937              17,850,958              647,546            2,143,400              24,176,975           4,000,286

                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                              (291,463,464)     (25,039,866)          2,307,679                  321,036                 (210,752)                (882,290)                574,550             (141,367)            (454,625)                      -          (2,447,398)
   Short-Term Capital Gain Distributions Received                                              -                -             335,494                        -                        -                        -                       -                    -                    -                       -                   -
   Long-Term Capital Gain Distributions Received                                               -                -           5,434,730                        -                  228,626                        -               6,432,709                    -                5,681                       -                   -
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                            (291,463,464)     (25,039,866)          8,077,903                  321,036                   17,874                 (882,290)              7,007,259             (141,367)            (448,944)                      -          (2,447,398)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              (152,776,597)     (17,851,745)         12,628,895                  740,271                  146,949                  959,371               4,068,331              (71,131)          (1,063,129)                      -          (7,597,547)
   End of Period                                                                     (36,008,312)         194,722         (16,932,800)                 825,920                 (343,167)              (1,845,714)            (22,078,938)            (194,210)          (4,972,682)                      -          (8,018,577)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                           116,768,285       18,046,467         (29,561,695)                  85,649                 (490,116)              (2,805,085)            (26,147,269)            (123,079)          (3,909,553)                      -            (421,030)
                                                                               ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (178,091,536)    $ (8,245,238)      $ (21,165,182)             $ 2,176,823               $ (502,775)            $ (3,996,060)          $ (20,300,255)          $ (285,689)        $ (4,608,697)            $ 1,369,898        $ (2,993,276)
                                                                               ================================================================================================================================================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    AAF                               AST - Alger                            AST - Alger                                 AST - American Century                AST - American Century                 AST - American Century
                                                                    Total                         Growth                             All-Cap Growth                             Growth                                      Income & Growth                    International Growth I                International Growth II
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                       Year Ended           Year Ended          Year Ended       Jan. 1 thru           Year Ended       Year Ended           Jan. 1 thru         Year Ended           Year Ended        Year Ended          Year Ended        Year Ended          Jan. 1 thru        Year Ended
                                                     Dec. 31, 2001        Dec. 31, 2000        Dec. 31, 2001   Nov. 11, 2000 **      Dec. 31, 2001     Dec. 31, 2000       Feb. 15, 2001 **    Dec. 31, 2000         Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000      Sep. 24, 2001 **    Dec. 31, 2000
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                          (41,125,592)        (145,184,859)              $ -      $ (20,524,239)      $ (10,510,845)     $ (2,587,208)         $ (1,826,855)      $ (2,567,277)        $ (2,851,245)    $ (4,216,523)        $ (3,592,809)     $ (3,475,709)        $ (1,013,131)     $ (5,002,296)
     Net Realized Gain (Loss)                           (2,362,844,091)       2,710,822,179                 -         89,162,778        (129,421,107)      (29,839,159)          (48,115,380)        (1,330,992)         (13,601,060)      33,862,476         (112,296,992)       28,808,616         (171,507,749)       68,927,116
     Net Unrealized Gain (Loss) On Investments            (959,747,114)      (6,475,082,128)                -       (257,603,833)         (7,050,279)      (67,580,996)           66,319,007        (66,319,007)         (29,358,815)     (86,679,415)          45,455,221       (72,413,819)          47,556,473      (148,657,416)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (3,363,716,797)      (3,909,444,808)                -       (188,965,294)       (146,982,231)     (100,007,363)           16,376,772        (70,217,276)         (45,811,120)     (57,033,462)         (70,434,580)      (47,080,912)        (124,964,407)      (84,732,596)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Transfers of Annuity Fund Deposits                  1,384,065,674        3,735,229,149                 -        160,577,408          40,352,498       140,745,245             4,079,152          6,729,762           36,932,063      150,905,021           57,486,845       120,636,498            2,657,512        24,961,846
     Net Transfers Between Sub-accounts                    350,525,720          713,574,449                 -     (1,563,104,868)        676,628,042       161,697,109        (1,320,146,351)     1,399,927,736          (67,514,459)      52,232,815          217,107,037        99,179,233         (224,947,041)      (28,332,452)
     Surrenders                                         (1,421,187,044)      (1,598,764,713)                -       (134,085,695)        (65,239,032)      (12,036,293)          (17,902,326)       (18,847,469)         (32,747,344)     (30,668,893)         (27,275,396)      (16,509,380)         (19,674,978)      (35,808,042)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    313,404,350        2,850,038,885                 -     (1,536,613,155)        651,741,508       290,406,060        (1,333,969,526)     1,387,810,030          (63,329,740)     172,468,944          247,318,487       203,306,351         (241,964,507)      (39,178,648)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (3,050,312,447)      (1,059,405,923)                -     (1,725,578,449)        504,759,277       190,398,697        (1,317,592,754)     1,317,592,754         (109,140,860)     115,435,482          176,883,907       156,225,440         (366,928,914)     (123,911,244)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

NET ASSETS:
     Beginning of Period                                17,107,445,324       18,166,851,247                 -      1,725,578,449         190,398,697                 -         1,317,592,754                  -          461,236,957      345,801,475          304,703,325       148,477,885          366,928,914       490,840,158
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
     End of Period                                    $ 14,057,132,874     $ 17,107,445,324               $ -                $ -       $ 695,157,974     $ 190,398,697                   $ -    $ 1,317,592,754        $ 352,096,097    $ 461,236,957        $ 481,587,232     $ 304,703,325                  $ -     $ 366,928,914
                                                  ==========================================  ===================================   ===================================   ======================================   ===================================   ====================================  =====================================
                                                  ==========================================  ===================================   ===================================   ======================================   ===================================   ====================================  =====================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  AST - Cohen & Steers                          AST - DeAm                           AST - Gabelli                                 AST - Goldman Sachs               AST - Invesco                         AST - JanCap                           AST - Janus
                                                      Real Estate                                      Small-Cap Growth             Small-Cap Value                        Small-Cap Value                           Equity Income                            Growth                             Mid-Cap Growth
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                       Year Ended           Year Ended          Year Ended        Year Ended           Year Ended       Year Ended            Year Ended         Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                     Dec. 31, 2001        Dec. 31, 2000        Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001    Dec. 31, 2000        Dec. 31, 2001     Dec. 31, 2000       Dec. 31, 2001      Dec. 31, 2000
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                          $ 1,973,594            $ 626,184      $ (8,907,853)     $ (12,994,136)       $ (4,037,708)     $ (2,358,089)         $ (4,252,327)      $ (1,636,480)         $ 8,785,799      $ 3,986,780        $ (43,075,181)    $ (71,226,642)          $ (911,732)       $ (432,066)
     Net Realized Gain (Loss)                                7,102,164            6,245,204      (377,481,224)       243,131,548          43,033,030         6,427,980            39,044,002          7,215,812          (22,756,724)      89,707,174         (719,984,665)    1,062,247,742          (58,389,563)         (919,821)
     Net Unrealized Gain (Loss) On Investments              (9,994,641)          11,238,262       159,505,832       (467,935,913)        (26,802,835)       46,035,548           (13,585,659)        31,955,736         (107,203,527)     (60,157,729)        (563,147,639)   (2,941,891,381)          17,300,977       (25,104,601)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (918,883)          18,109,650      (226,883,245)      (237,798,501)         12,192,487        50,105,439            21,206,016         37,535,068         (121,174,452)      33,536,225       (1,326,207,485)   (1,950,870,281)         (42,000,318)      (26,456,488)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Transfers of Annuity Fund Deposits                     15,857,660           17,208,495        40,984,274        195,980,210          52,288,785        32,789,977            49,432,574         34,444,437           96,836,636      148,061,103          168,694,758       977,864,052           26,757,598        41,691,279
     Net Transfers Between Sub-accounts                        576,586           42,112,008        (1,927,855)        77,321,399         157,876,946        10,829,929           138,712,264         77,428,084          (17,657,741)      18,295,872         (319,503,359)     (195,978,719)          24,362,133        48,369,579
     Surrenders                                             (9,796,349)          (5,854,644)      (61,216,888)       (93,364,141)        (33,747,136)      (19,805,822)          (24,927,079)        (7,219,612)         (98,254,137)     (90,064,766)        (274,623,693)     (480,860,576)          (4,983,788)       (1,602,827)
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                      6,637,897           53,465,859       (22,160,469)       179,937,468         176,418,596        23,814,084           163,217,759        104,652,910          (19,075,242)      76,292,209         (425,432,294)      301,024,758           46,135,943        88,458,031
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      5,719,014           71,575,510      (249,043,714)       (57,861,032)        188,611,083        73,919,523           184,423,775        142,187,977         (140,249,694)     109,828,434       (1,751,639,779)   (1,649,845,523)           4,135,625        62,001,543
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------

NET ASSETS:
     Beginning of Period                                   123,556,909           51,981,399       762,358,068        820,219,100         311,030,594       237,111,071           211,914,783         69,726,806        1,104,293,722      994,465,288        4,082,697,429     5,732,542,952           62,001,543                 -
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
                                                  ------------------------------------------  -----------------------------------   -----------------------------------   --------------------------------------   -----------------------------------   ------------------------------------  -------------------------------------
     End of Period                                       $ 129,275,923        $ 123,556,909     $ 513,314,354      $ 762,358,068       $ 499,641,677     $ 311,030,594         $ 396,338,558      $ 211,914,783        $ 964,044,028  $ 1,104,293,722      $ 2,331,057,650   $ 4,082,697,429         $ 66,137,168      $ 62,001,543
                                                  ==========================================  ===================================   ===================================   ======================================   ===================================   ====================================  =====================================
                                                  ==========================================  ===================================   ===================================   ======================================   ===================================   ====================================  =====================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

American Skandia Life Assurance Corporation
Variable Account B - Class 1 Stagecoach

Notes to Financial Statements
December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     American Skandia Life Assurance  Corporation  Variable Account B - Class 1 Stagecoach (the "Account") is a separate  investment account of American Skandia Life Assurance  Corporation  ("American Skandia" or "Company").  The Account is registered with the
     Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

     As of December 31, 2001, the Account  consisted of  seventy-eight  sub-accounts.  These financial  statements  report on thirty sub-accounts offered in the American Skandia's Stagecoach Variable Annuity,  Stagecoach Variable Annuity Plus, Stagecoach Extra
     Credit,  Stagecoach  Variable  Annuity  Flex and  Stagecoach  Apex.  Each of the thirty  sub-accounts  invests only in a single corresponding  portfolio of either American Skandia Trust,  Montgomery Variable Series,  Wells Fargo Variable Trust, or INVESCO
     Variable Investment Funds, Inc. (the "Trusts").  American Skandia Investment Services,  Incorporated,  an affiliate of American
     Skandia,  is the investment  manager for American Skandia Trust while Janus Capital  Corporation,  Neuberger Berman  Management
     Incorporated,  Pacific Investment Management Company,  INVESCO Funds Group Inc., American Century Investment Management,  Inc.,
     Marsico Capital Management LLC, Cohen and Steers Capital  Management,  Inc.,  Massachusetts  Financial  Services Company,  Fred
     Alger Management,  Inc., GAMCO Investors, Inc., Pilgrim Baxter & Associates,  Goldman Sachs Asset Management and Deutsche Asset
     Management,  Inc.  are the  sub-advisors.  Montgomery  Asset  Management,  L.P. is the  investment  advisor for the  Montgomery
     Variable  Series.  Wells Fargo Bank N.A. is the  investment  advisor for the Wells Fargo Variable  Trust.  INVESCO Funds Group,
     Inc. is the investment advisor for the INVESCO Variable Investment Funds, Inc.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities  described above are distributed by American Skandia Marketing,  Inc., an affiliate of American Skandia,  and are sold exclusively to customers of Wells Fargo Bank, N.A.

     During 2001,  the following  sub-accounts  incurred a name change or sub-advisor  change:  AST Alger Growth merged into AST MFS
     Growth;  AST Alger Mid-Cap Growth merged into AST Alger All-Cap  Growth,  AST Goldman Sachs  Small-Cap Value (formerly AST Lord
     Abbett  Small-Cap  Value),  AST Scudder  Small-Cap Growth  (formerly AST Kemper  Small-Cap  Growth),  AST PBHG Small-Cap Growth
     (formerly  AST Janus  Small-Cap  Growth),  AST  American  Century  International  Growth II merged  into AST  American  Century
     International Growth and AST DeAm Small-Cap Growth (formerly AST Scudder Small-Cap Growth).

2.   VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend  income is recognized on an accrual basis.
     Realized gains and losses on sales of

2.   VALUATION OF INVESTMENTS (continued)

     investments are determined on a first-in first-out basis.

3.   ESTIMATES

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the United States requires that management make estimates and assumptions  that affect the reported amounts of assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains attributable to the Account;  therefore,  no charges for federal income taxes are currently  deducted from the Account.  If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred,  it may make a charge for such taxes against the Account.
     Under current  laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several  states.
     The Company  does not  anticipate  that these taxes will be  significant.  However,  American  Skandia may make  charges to the
     Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal Revenue Code provides that a variable annuity contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated  asset account  (including  investments in a mutual fund by the segregated  asset account of the insurance  companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an  annuity,  the  taxpayer  will be subject to income tax on the annual  gain in the  contract.  The
     Treasury  Department's  regulations  prescribe the  diversification  requirements for variable annuity  contracts.  The Company believes the underlying mutual fund portfolios have continuously complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following contract charges are paid to American Skandia, which provides administrative services to the Account:

     Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

     Administrative  Fees - Charged  daily  against the Account at an annual rate of .15% of the net assets.  An annual  maintenance fee of up to $35 is deducted at the end of each  contract year and on surrender.  The annual  maintenance  fee may be less than
     $35 on certain contracts, and may be waived on some contracts based on their account value.

6.   CONTRACT CHARGES (continued)

     Contingent  Deferred Sales Charges are computed as set forth in the respective  prospectus' of the Stagecoach Variable Annuity, the Stagecoach  Variable Annuity Plus and the Stagecoach Extra Credit Variable Annuity.  There is no Contingent  Deferred Sales
     Charges on the  Stagecoach  Variable  Annuity Flex.  These  charges may be imposed on the full or partial  surrender of certain contracts.  There is no contingent  deferred  sales charge if all premiums were received at least eight complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                         AAF                                   AST-Alger                              AST-Alger                                        AST- American Century                         AST- American Century                        AST- American Century                       AST-Cohen & Steers
                                                        Growth                              All-Cap Growth                             Growth                                  Income & Growth                                      International Growth I                       International Growth II                 Real Estate
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                      Year Ended        Jan. 1 thru           Year Ended         Year Ended          Jan. 1 thru          Year Ended              Year Ended            Year Ended              Year Ended           Year Ended             Jan. 1 thru           Year Ended             Year Ended         Year Ended
                                                    Dec. 31, 2001    Nov. 11, 2000 **        Dec. 31, 2001     Dec. 31, 2000      Feb. 15, 2001 **      Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000         Sep. 24, 2001 **       Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding Beginning of the Period                          0        20,747,944             28,229,631                -           138,664,577                    -               32,388,202           21,361,995               17,007,352           6,855,601              26,340,548            28,704,924            11,891,188         6,224,365
Units Purchased                                                    0         1,829,435              6,515,621       15,572,565               401,928              659,052                2,662,910            9,503,127                3,854,740           5,938,888                 210,963             1,525,058             1,458,533         1,783,109
Units Transferred Between Sub-accounts                             0       (20,988,624)           102,133,195       14,041,924          (137,235,305)         139,959,589               (5,267,004)           3,489,536               18,553,959           5,040,621             (24,868,122)           (1,589,145)             (205,556)        4,496,188
Units Surrendered                                                  0        (1,588,755)           (11,435,531)      (1,384,858)           (1,831,200)          (1,954,064)              (2,397,830)          (1,966,456)              (1,928,626)           (827,758)             (1,683,389)           (2,300,289)             (875,739)         (612,474)
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding End of the Period                                -                 0            125,442,916       28,229,631                     -          138,664,577               27,386,278           32,388,202               37,487,425          17,007,352                       -            26,340,548            12,268,426        11,891,188
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                      AST - DeAm                              AST-Gabelli                                  AST - Goldman Sachs                              AST-Invesco                         AST-JanCap                                   AST-Janus                                             AST-Janus
                                                   Small-Cap Growth                         Small-Cap Value                        Small-Cap Value                                         Equity Income                          Growth                                   Mid-Cap Growth                                       Overseas Growth
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                      Year Ended        Year Ended            Year Ended         Year Ended          Year Ended           Year Ended              Year Ended            Year Ended              Year Ended           Year Ended              Year Ended           Year Ended             Year Ended         Year Ended
                                                    Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001       Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding Beginning of the Period                 63,621,279        53,349,003             23,298,524       21,340,168            15,193,053            6,597,544               50,171,495           46,660,160               99,250,773          94,850,623               9,426,102                     0            57,327,711        61,117,418
Units Purchased                                            4,092,149        12,668,203              3,698,142        2,636,286             3,347,561            2,903,934                4,464,351            6,485,913                4,811,511          16,634,541               5,347,823             4,549,468               456,292         7,430,557
Units Transferred Between Sub-accounts                      (547,390)        3,826,659             10,853,421          920,717             9,321,807            6,271,107               (1,405,421)           1,073,082              (11,448,417)         (3,643,238)              3,232,113             5,048,195           (13,524,553)       (6,940,931)
Units Surrendered                                         (6,462,246)       (6,222,586)            (2,366,557)      (1,598,647)           (1,641,562)            (579,532)              (4,634,462)          (4,047,660)              (8,497,647)         (8,591,153)               (960,262)             (171,561)           (3,752,032)       (4,279,333)
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding End of the Period                       60,703,791        63,621,279             35,483,530       23,298,524            26,220,860           15,193,053               48,595,962           50,171,495               84,116,221          99,250,773              17,045,776             9,426,102            40,507,419        57,327,711
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    AST - Marsico                              AST - MFS                                 AST- Neuberger & Berman                      AST- Neuberger & Berman                    AST-PBHG                                   AST - PIMCO                                  AST - PIMCO
                                                    Capital Growth                              Growth                             Mid-Cap Growth                               Mid-Cap Value                                Small-Cap Growth                                     Limited Maturity Bond               Total Return Bond
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                      Year Ended        Year Ended            Year Ended         Year Ended          Year Ended           Year Ended              Year Ended            Year Ended              Year Ended           Year Ended              Year Ended           Year Ended             Year Ended         Year Ended
                                                    Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001       Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding Beginning of the Period                 94,627,691        78,684,943              7,515,486          409,467            26,517,850           13,460,525               44,558,699           37,864,586               25,535,093          32,134,969              31,046,956            32,560,943            82,545,240        73,530,507
Units Purchased                                            7,170,213        21,621,804              6,309,440        4,001,534             2,976,459            6,576,802                4,584,279            4,112,369                  241,528           1,691,590               6,855,556             4,573,653            15,056,609        10,867,479
Units Transferred Between Sub-accounts                    (9,008,743)          276,496            115,724,161        3,271,065            (1,796,065)           8,088,785                2,685,173            6,160,891                 (919,484)         (6,280,218)              9,094,823            (2,252,122)           10,639,157         5,273,481
Units Surrendered                                         (6,893,359)       (5,955,552)           (11,832,845)        (166,580)           (1,981,080)          (1,608,262)              (4,529,838)          (3,579,147)              (1,808,315)         (2,011,248)             (4,586,528)           (3,835,518)           (9,212,542)       (7,126,227)
                                                  -------------------------------------   --------------------------------------------------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   --------------------------------------------------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding End of the Period                       85,895,802        94,627,691            117,716,242        7,515,486            25,717,164           26,517,850               47,298,313           44,558,699               23,048,821          25,535,093              42,410,807            31,046,956            99,028,465        82,545,240
                                                  =====================================   ================================================================================  ============================================   ==========================================   ===========================================  ======================================
                                                  =====================================   ================================================================================  ============================================   ==========================================   ===========================================  ======================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       INVESCO                                  INVESCO                              Montgomery                                      WFVT                                          WFVT                                         WFVT                                        WFVT
                                                          VIF Health Sciences               VIF Technology                        Emerging Markets                             Asset Allocation                               Corporate Bond                               Equity Income                                Equity Value
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                      Year Ended        Year Ended            Year Ended         Year Ended          Year Ended           Year Ended              Year Ended            Year Ended              Year Ended           Year Ended              Year Ended           Year Ended             Year Ended         Year Ended
                                                    Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001       Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding Beginning of the Period                 19,381,405           786,518             29,491,113        4,622,242            12,899,472           12,060,036               11,237,827           10,783,373                3,634,317           3,758,299                 502,986               136,006             4,442,888         2,826,839
Units Purchased                                            3,114,993         5,378,661              3,765,519       12,017,020               836,538            2,474,507                  586,060            1,426,653                  105,056             195,469                 226,735               208,581               204,622           527,611
Units Transferred Between Sub-accounts                    (3,872,295)       13,821,022             (4,746,368)      14,569,486             1,308,684             (710,436)                (580,938)            (210,988)                (441,674)                 84                 338,967               176,174              (653,658)        1,292,554
Units Surrendered                                         (1,204,962)         (604,796)            (1,857,642)      (1,717,635)             (949,559)            (924,635)                (914,320)            (761,211)                (319,108)           (319,535)                (48,752)              (17,775)             (287,983)         (204,116)
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------   -------------------------------------------  --------------------------------------
Units Outstanding End of the Period                       17,419,141        19,381,405             26,652,622       29,491,113            14,095,135           12,899,472               10,328,629           11,237,827                2,978,591           3,634,317               1,019,937               502,986             3,705,869         4,442,888
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================   ===========================================  ======================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                         WFVT                                    WFVT                                WFVT Large                                      WFVT                                          WFVT
                                                   Growth & Income                        International Equity                     Company Growth                                Money Market                                Small-Cap Growth
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
                                                      Year Ended        Year Ended            Year Ended         Year Ended          Year Ended           Year Ended              Year Ended            Year Ended              Year Ended           Year Ended
                                                    Dec. 31, 2001      Dec. 31, 2000         Dec. 31, 2001     Dec. 31, 2000        Dec. 31, 2001       Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
Units Outstanding Beginning of the Period                  4,373,354         4,625,477                127,257                0             1,563,551              189,740                3,440,514            3,500,017                  902,955             247,735
Units Purchased                                               31,439           166,594                 54,915           77,113               326,722              938,933                1,352,228            2,942,324                   72,461             455,060
Units Transferred Between Sub-accounts                      (266,943)         (118,134)                38,958           50,236               123,679              468,240                4,104,443           (2,103,982)                 (38,789)            237,893
Units Surrendered                                           (354,035)         (300,583)               (15,875)             (92)             (113,514)             (33,362)              (2,945,081)            (897,845)                 (35,972)            (37,733)
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
                                                  -------------------------------------   -------------------------------------  -----------------------------------------  --------------------------------------------   ------------------------------------------
Units Outstanding End of the Period                        3,783,815         4,373,354                205,255          127,257             1,900,437            1,563,551                5,952,104            3,440,514                  900,655             902,955
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================
                                                  =====================================   =====================================  =========================================  ============================================   ==========================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended
December 31, 2001 were as follows:

                                                                                 2001
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
                                                                               Purchases                    Sales
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
            AST - Alger All-Cap Growth Portfolio                                 $ 1,004,532,140               $ 363,301,477
            AST - Alger Growth Portfolio                                               7,135,294               1,336,613,917
            AST - American Century Income & Growth Portfolio                          61,839,317                 128,020,302
            AST - American Century International Growth I Portfolio                  778,469,954                 512,691,701
            AST - American Century International Growth II Portfolio                 179,443,408                 341,676,854
            AST - Cohen & Steers Real Estate Portfolio                               123,591,498                 114,980,006
            AST - DeAm Small-Cap Value Portfolio                                   1,264,025,267               1,181,221,216
            AST - Gabelli Small-Cap Value Portfolio                                  503,562,874                 310,923,998
            AST - Goldman Sachs Small-Cap Value Portfolio                            332,912,280                 166,701,211
            AST - Invesco Equity Income Portfolio                                    398,152,735                 397,570,892
            AST - JanCap Growth Portfolio                                            957,596,313               1,426,103,787
            AST - Janus Mid-Cap Growth Portfolio                                     140,144,804                  94,920,593
            AST - Janus Overseas Growth Portfolio                                    504,953,618                 512,920,457
            AST - Marsico Capital Growth Portfolio                                   551,589,020                 660,840,721
            AST - MFS Growth Portfolio                                             1,466,371,299                 362,076,161
            AST - Neuberger & Berman Mid-Cap Growth Portfolio                        751,199,462                 680,304,762
            AST - Neuberger & Berman Mid-Cap Value Portfolio                         493,502,716                 392,979,138
            AST - PBHG Small-Cap Growth Portfolio                                    205,143,647                 179,100,179
            AST - PIMCO Limited Maturity Bond Portfolio                              520,799,649                 353,612,738
            AST - PIMCO Total Return Bond Portfolio                                  858,320,788                 563,308,357
            INVESCO - VIF Health Sciences Fund                                       246,634,265                 270,340,600
            INVESCO - VIF Technology Fund                                            297,992,401                 313,609,687
            Montgomery - Emerging Markets Portfolio                                  115,936,768                 108,725,536
            WFVT - Asset Allocation Fund                                              16,571,013                  28,281,735
            WFVT - Corporate Bond Fund                                                 5,845,410                  11,436,051
            WFVT - Equity Income Fund                                                  9,749,589                   4,545,697
            WFVT - Equity Value Fund                                                  30,724,779                  36,813,647
            WFVT - Growth & Income Fund                                               11,871,545                  18,425,508
            WFVT - International Equity Fund                                           1,149,633                     506,179
            WFVT - Large Company Growth Fund                                           5,101,767                   1,688,775
            WFVT - Money Market Fund                                                  57,405,658                  24,176,975
            WFVT - Small-Cap Growth Fund                                               1,509,716                   1,552,888

                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
                                                                                $ 11,903,778,630            $ 10,899,971,745
                                                                       ======================================================
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

                                         # Of Units Outstanding                                       Net Asset Value                              Net               Expense         Investment              Total
                                         ----------------------                                       ---------------
Fund Name                                     Dec. 31, 2001                 Dec. 31, 2000                  Lowest           Highest              Assets               Ratio         Income Ratio*           Return*
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
American Skandia Trust (AST):
Alger All-Cap Growth                                            125,442,916               28,229,631             $ 4.59           $ 7.00           $ 695,157,974           1.25%                   -        -17.84%
Alger Growth 1                                                                     -     138,664,577               9.19            10.17                       -               -               0.56%         0.16%
American Century Income & Growth                                  27,386,278              32,388,202              10.00            13.46             352,096,097           1.25%               0.74%        -9.79%
Amercian Century International Growth I                           37,487,425              17,007,352              10.74            17.98             481,587,232           1.25%               0.41%        -28.24%
American Century International Growth II 2                                         -      26,340,548               5.94            12.28                       -               -               0.93%        -26.27%
Cohen & Steers Real Estate                                        12,268,426              11,891,188               9.20            10.71             129,275,923           1.25%               3.06%         1.41%
DeAm Small-Cap Growth                                             60,703,791              63,621,279               5.69            11.85             513,314,354           1.25%                   -        -29.43%
Gabelli Small-Cap Value                                           35,483,530              23,298,524              10.86            13.79             499,641,677           1.25%               0.48%         5.48%
Goldman Sachs Small-Cap Value                                     26,220,860              15,193,053              12.75            15.68             396,338,558           1.25%                   -         8.37%
Invesco Equity Income                                             48,595,962              50,171,495              13.67            17.99             964,044,028           1.25%               2.30%        -9.87%
JanCap Growth                                                     84,116,221              99,250,773              19.36            38.54           2,331,057,650           1.25%                   -        -32.63%
Janus Mid-Cap Growth                                              17,045,776               9,426,102               3.31             7.85              66,137,168           1.25%               0.08%        -41.01%
Janus Overseas Growth                                             40,507,419              57,327,711               8.48            19.71             548,295,456           1.25%               6.01%        -24.62%
Marsico Capital Growth                                            85,895,802              94,627,691              11.53            18.26           1,180,585,665           1.25%                   -        -22.81%
MFS Growth                                                      117,716,242                7,515,486               6.70            10.79             943,892,034           1.25%              0.003%        -22.78%
Neuberger & Berman Mid-Cap Growth                                 25,717,164              26,517,850              10.57            22.61             487,415,278           1.25%                   -        -26.83%
Neuberger & Berman Mid-Cap Value                                  47,298,313              44,558,699              13.08            16.62             953,653,982           1.25%               0.14%        -4.39%
PBHG Small-Cap Growth                                             23,048,821              25,535,093              11.87            22.48             457,181,229           1.25%                   -        -7.78%
Pimco Limited Maturity Bond                                       42,410,807              31,046,956              10.65            11.39             577,333,950           1.25%               4.57%         6.46%
Pimco Total Return Bond                                           99,028,465              82,545,240              11.15            12.27           1,530,902,033           1.25%               4.73%         7.34%
INVESCO Variable Investment Funds:
VIF Health Sciences Fund                                          17,419,141              19,381,405              14.84            20.24             219,115,896           1.25%               0.33%        -13.81%
VIF Technology Fund                                               26,652,622              29,491,113              10.74            32.11             177,600,254           1.25%                   -        -39.68%
Montgomery Variable Series:
Emerging Markets                                                  14,095,135              12,899,472               5.57             8.64              91,629,764           1.25%                   -        -8.26%
Wells Fargo Variable Trust (WFVT):
Asset Allocation                                                  10,328,629              11,237,827              10.99            14.26             209,488,644           1.25%               1.58%        -8.26%
Corporate Bond                                                      2,978,591              3,634,317              10.11            10.56              34,087,060           1.25%               6.19%         5.91%
Equity Income                                                       1,019,937                502,986              13.37            17.33               9,556,312           1.25%               1.05%        -6.74%
Equity Value                                                        3,705,869              4,442,888               7.70            10.07              32,706,250           1.25%               0.59%        -7.70%
Growth & Income                                                     3,783,815              4,373,354              11.83            19.44              71,244,836           1.25%               0.01%        -20.34%
International Equity                                                   205,255               127,257               6.31             9.18               1,512,122           1.25%               0.02%        -17.27%
Large Company Growth                                                1,900,437              1,563,551               7.41            12.32              17,413,941           1.25%                   -        -21.99%
Money Market                                                        5,952,104                440,514               1.00             1.00              76,417,357           1.25%               3.53%         2.28%
Small-Cap Growth                                                       900,655               902,955               5.67            10.66               8,450,150           1.25%                   -        -25.44%

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

Footnotes:
----------
1 - Alger Growth merged into MFS Growth as of 2/16/01.
2 - American Century International Growth II merged into American Century International Growth on 9/24/01

* Annualized

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes the Evergreen Skandia  Harvester XTra Credit Variable  Annuity,  a flexible premium deferred annuity (the
"Annuity")  offered by American Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us"). The Annuity may be
offered as an individual  annuity contract or as an interest in a group annuity.  This Prospectus  describes the important  features of the  Annuity  and what you  should  consider  before  purchasing  the  Annuity.  We have also  filed a  Statement  of  Additional
Information that is available from us, without charge,  upon your request.  The contents of the Statement of Additional  Information are  described  on page 54. The Annuity or certain of its  investment  options  and/or  features may not be available in all states.
Various rights and benefits may differ between states to meet  applicable  laws and/or  regulations.  Certain terms are  capitalized in this Prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

====================================================================================================================================
American  Skandia offers several  different  annuities  which your investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be subject to if you choose to surrender  the annuity.  The fees and charges may also be different between each annuity.
====================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any  surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?

This Annuity is frequently  used for  retirement  planning  because it allows you to accumulate  retirement  savings and also offers annuity payment options when you are ready to begin  receiving  income.  The Annuity also offers one or more death benefits that can protect  your  retirement  savings if you die during a period of  declining  markets.  It may be used as an  investment  vehicle for
"qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or Tax  Sheltered  Annuity (or  403(b)).  It may also be used as an investment  vehicle  for  "non-qualified"  investments.  The  Annuity  allows  you to  invest  your  money in a number  of  variable investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally  are not taxed on any  investment  gains the Annuity earns until you make a  withdrawal  or begin to receive  annuity  payments.  This  feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your Account Value  because money that would  otherwise be needed to pay taxes on investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a
10%  penalty  tax may be  applied  on  withdrawals  you make  before  you  reach age 59 1/2.  Annuities  purchased  as a  non-qualified investment  are not subject to the maximum  contribution  limits  that may apply to a qualified  investment,  and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your  retirement  plan under the Internal  Revenue Code. An
Annuity may offer  features  and  benefits in addition to  providing  tax  deferral  that other  investment  vehicles may not offer, including  death benefit  protection for your  beneficiaries,  lifetime income  options,  and the ability to make transfers  between numerous  variable  investment  options  offered  under the Annuity.  You should  consult with your  investment  professional  as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.
------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by First Union Bank, the U.S. government,  the Federal Deposit Insurance  Corporation (FDIC), the Federal Reserve Board or any other agency.  An investment in this annuity involves investment risks, including possible loss of value.
------------------------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                            FOR FURTHER INFORMATION CALL 1-800-766-4530.
Prospectus Dated: May 1, 2002                                                 Statement of Additional Information Dated: May 1, 2002
revised effective November 18, 2002                                                              revised effective November 18, 2002
EVAXT - PROS - (11/2002)                                                                                                   EVAXTPROS

                            PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

====================================================================================================================================
If you purchase this  Annuity,  we apply an additional  amount (an XTra  CreditSM) to your account value with each purchase  payment you make, including your initial purchase payment and any additional purchase payments.
====================================================================================================================================

     This Annuity features the same Insurance Charge as many of American  Skandia's other variable  annuities.  However,  if you make a withdrawal that exceeds the free withdrawal  amount or choose to surrender your Annuity,  the contingent  deferred sales charge  (CDSC) on this  Annuity  is higher  and is  deducted  for a longer  period of time as  compared  to our other  variable annuities.  As with any annuity that  features a CDSC,  you should  consider  your need to access your account value during the
     CDSC period and whether the  liquidity  provision  under the Annuity will satisfy that need.  The CDSC is only  deducted if you make a withdrawal  that exceeds the free  withdrawal  amount or choose to surrender  your Annuity.  If you make a withdrawal or surrender your Annuity which is subject to a CDSC, we do not recover the XTra CreditSM amount.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
     The XTra  CreditSM  amount is included in your account  value.  However,  American  Skandia may take back the original XTra
     CreditSM amount applied to your purchase  payment if you die, or elect to withdraw all or a portion of your account value under the  medically-related  surrender provision,  within 12 months of having received an XTra CreditSM amount. In either situation, the value of the XTra  CreditSM  amount could be  substantially  reduced.  However,  any  investment  gain on the XTra CreditSM amount will not be taken back.  Additional  conditions and  restrictions  apply. We do not deduct a CDSC in any situation where we take back the XTra CreditSM amount.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
     We offer other annuities through investment  professionals  associated with other firms, where we apply an XTra CreditSM to your annuity with each purchase  payment you make. The XTra CreditSM  amount we apply to purchase  payments on those  annuities is initially  higher than on this Annuity but reduces over time and only applies during the first six annuity years.  The total asset-based  charges on those  annuities  are higher  during the first 10 years but are lower than this Annuity  after the 10th year.  The CDSC is also  higher and is deducted  for a longer  period of time than on this  Annuity;  however the CDSC on those annuities applies from the issue date of the annuity, not separately to each purchase payment.
====================================================================================================================================
====================================================================================================================================

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This Annuity is a "flexible  premium  deferred  annuity." It is called  "flexible  premium"  because you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving  annuity payments until after an accumulation period.
|X|      This  Annuity  offers  both  variable  and fixed  investment  options.  If you  allocate  your  Account  Value to  variable investment  options,  the value of your  Annuity  will vary daily to reflect the  investment  performance  of the  underlying investment  options.  Fixed investment  options of different  durations are offered that are guaranteed by us, but may have a
       Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.
|X|      The Annuity features two distinct phases - the accumulation  period and the payout period.  During the accumulation  period your Account Value is allocated to one or more investment options.  The variable  investment  options,  each a Sub-account of
       American Skandia Life Assurance  Corporation  Variable Account B, invest in an underlying  mutual fund portfolio.  Currently, portfolios of the following  underlying mutual funds are being offered:  Evergreen  Variable Annuity Trust,  American Skandia
       Trust, INVESCO Variable Investment Funds, Inc. and Davis Variable Account Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2)
       for life with a  guaranteed  minimum  number  of  payments;  (3)  based on joint  lives;  or (4) for a  guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This  Annuity  offers two  different  types of  Credits.  We add a Credit to your  Annuity  with each  Purchase  Payment we receive.  We also provide an  additional 1% credit on Purchase  Payments  made within the first year and may provide  certain additional benefits if your Account Value has not reached a Target Value on its 10th anniversary.
|X|      This Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      You are allowed to withdraw a limited  amount of money from your  Annuity on an annual  basis  without any  charges.  Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty  transfers each year free of charge.
       We also  offer  several  programs  that  enable you to manage  your  Account  Value as your  financial  needs and  investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed,  registered  investment  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower  initial  purchase  payment  provided  you  establish a bank drafting  program under which purchase  payments  received in the first Annuity Year total at least $1,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those  persons must be age 80 or under.  If the Annuity is owned by an entity,  the annuitant must be age 80 or under.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

                                                         GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account Value:  The value of each  allocation to a Sub-account or a Fixed  Allocation  prior to the Annuity Date, plus any earnings, and/or less any losses,  distributions  and charges.  The Account Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge ("CDSC") and/or any Annual  Maintenance  Fee. The Account Value includes any additional  amounts we applied to your  Purchase  Payments that we are entitled to recover under  certain  circumstances.  The Account Value is determined  separately for each  Sub-account and for each Fixed  Allocation,  and then totaled to determine the Account Value for your entire Annuity.  The
Account Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The application of Account Value to one of the available  annuity options to begin receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An allocation of Account Value that is to be credited a fixed rate of interest for a specified  Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation  on any date other  than the  Maturity  Date.  The  Interim  Value is equal to the initial value allocated to the Fixed Allocation plus all interest  credited to the Fixed Allocation as of the date calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market  value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on any day other than the
Maturity Date of such Fixed Allocation.

Owner: With an Annuity issued as an individual  annuity  contract,  the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.  With an Annuity issued as a certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender  prior to the Annuity Date. It equals the Account Value as of the date we price the  surrender  minus any  applicable  CDSC,  Annual  Maintenance  Fee,  Tax Charge,  the charge for any  optional benefits and any  additional  amounts we applied to your Purchase  Payments  that we are entitled to recover upon  surrender of your
Annuity.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities and Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against  your  Annuity  while others are assessed  against  assets  allocated  to the  variable  investment  options.  The charges  that are assessed  against the
Annuity include the Contingent  Deferred Sales Charge,  Annual  Maintenance Fee, Transfer Fee and the Tax Charge. The charge that is assessed against the variable  investment options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration  of the Annuity.  Each  underlying  mutual fund  portfolio  assesses a charge for investment management,  other expenses and with some mutual funds, a 12b-1 charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information  about the expenses for the  underlying  mutual  funds.  In certain  states,  a premium tax charge may be applicable.  All of these fees and expenses are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        Amount Deducted/
         Fee/Expense                                 Description Of Charge                                    When Deducted
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                Yr. 1   Yr. 2  Yr. 3  Yr. 4   Yr. 5  Yr. 6  Yr. 7   Yr. 8  Yr.
                                                                                            9+              Upon Surrender or
Contingent Deferred Sales                                                                                  Partial Withdrawal
Charge

------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                 8.5%   8.5%   8.5%    8.5%   7.5%   5.5%    3.5%   1.5%   0.0%
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------
------------------------------- -----------------------------------------------------------------
                                     The charge is a percentage of each applicable Purchase
                                  Payment. The period is measured from the date each Purchase
                                                     Payment is allocated.
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                      Annually on the Annuity's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Charges  of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this Prospectus.

-------------------------------------------------------------------------------------------- --------------------- ---------------------
                                     OPTIONAL BENEFITS                                         Optional Benefit    Total Annual Charge
                                                                                                    Charge              (including
                                                                                                                    Insurance Charge)
-------------------------------------------------------------------------------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------- --------------------- ---------------------
GUARANTEED RETURN OPTION                                                                                                  1.65%
We offer a program that guarantees a "return of premium" at a future date,  while allowing     0.25% of average
you to  allocate  all or a  portion  of your  Account  Value to the  Sub-accounts  of your   daily net assets of
choice.                                                                                        the Sub-accounts
-------------------------------------------------------------------------------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------- --------------------- ---------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT                                                                             1.65%
We offer an Optional  Death Benefit that provides an enhanced level of protection for your     0.25% of Account
beneficiary(ies)  by providing  additional  amounts that can be used to offset federal and          Value
state taxes payable on any taxable gains in your Annuity at the time of your death.              (Amounts are
                                                                                             deducted in arrears
                                                                                              each Annuity Year)
-------------------------------------------------------------------------------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------- --------------------- ---------------------
GUARANTEED MINIMUM DEATH BENEFIT                                                                                          1.70%
We offer an Optional  Death Benefit that provides an enhanced level of protection for your       0.30% of the
beneficiary(ies)  by providing  the greater of the current  Account  Value,  a 5.0% annual      current Death
increase on Purchase Payments minus  proportional  withdrawals or the Highest  Anniversary         Benefit
Value.                                                                                           (Amounts are
                                                                                             deducted in arrears
                                                                                              each Annuity Year)
-------------------------------------------------------------------------------------------- --------------------- ---------------------
----------------------------------------------------------------------------------------------------------------------------------------

Please  refer to the section of the  Prospectus  that  describes  each  optional  benefit for a complete  description  of the  benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each underlying  mutual fund  ("Portfolio") as of December 31, 2001,  except as noted.  Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the combination of the underlying  Portfolio's  investment  management  fee,  other  expenses  and any  12b-1  fees,  net of any fee  waivers  and  expense reimbursements.  The  following  expenses are deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset  value.  Any  footnotes  about  expenses  appear  after the list of all the  Portfolios.  The  underlying  Portfolio information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the  underlying  Portfolios for further  details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-766-4530.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.28%            N/A          1.15%         0.15%        1.00%
  Special Equity                                       0.92%         0.23%            N/A          1.15%         0.12%        1.03%
  Small Cap Value                                      0.87%         0.20%            N/A          1.07%         0.07%        1.00%
  Omega                                                0.52%         0.20%            N/A          0.72%          N/A         0.72%
  Capital Growth                                       0.80%         0.24%            N/A          1.04%          N/A         1.04%
  Blue Chip                                            0.61%         0.36%            N/A          0.97%          N/A         0.97%
  Equity Index                                         0.32%         0.22%            N/A          0.54%         0.24%        0.30%
  Foundation                                           0.75%         0.18%            N/A          0.93%          N/A         0.93%
  Strategic Income                                     0.51%         0.30%            N/A          0.81%          N/A         0.81%

American Skandia Trust: 1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Goldman Sachs Concentrated Growth 2             0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Money Market                                    0.50%          0.14%          0.00%         0.64%         0.05%        0.59%

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.33%            N/A          1.08%          N/A         1.08%
  Technology                                           0.75%         0.32%            N/A          1.07%          N/A         1.07%

Davis Variable Account Fund, Inc:
  Davis Value                                         0.75%          0.12%            N/A          0.87%         N/A         0.87%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to  reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2003. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed  under the  Distribution  Plan for the fiscal year ended  December 31,  2001.  Although  there are no maximum  amounts allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.

2    Net Annual Portfolio Operating Expenses reflect fee waivers and expense reimbursements in effect as of November 11, 2002.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and expenses you will incur with the Annuity over certain  periods of time based on specific  assumptions.  The examples  reflect the  Insurance  Charge,  Contingent  Deferred  Sales
Charges (when  applicable),  the Annual  Maintenance Fee (when applicable),  the charges deducted by the underlying  Portfolios,  as well as the charges for the optional  benefits that are offered under the Annuity.  The Securities and Exchange  Commission  ("SEC")
requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $1,000 in the Annuity and received a 5% annual return on assets.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-accounts,  not to a Fixed  Allocation;  (b) the
Insurance  Charge is assessed as 1.40% per year;  (c) the Annual  Maintenance  Fee (when  applicable) is reflected as an asset-based charge based on an assumed  average  contract size;  (d) you make no  withdrawals of Account Value during the period shown;  (e) you make no  transfers,  withdrawals,  surrender or other  transactions  for which we charge a fee during the period  shown;  (f) no tax charge applies;  (g) the expenses for the underlying  Portfolios  reflect the continued  waiver of fees or reimbursement of expenses throughout each period shown (refer to the "Net Annual Portfolio  Operating  Expenses," in the section entitled  "Underlying  Mutual
Fund  Portfolio  Annual  Expenses");  (h) the charges for the  optional  benefits are  reflected  as charges  equal to 0.25% for the
Guaranteed Return Option,  0.25% for the Enhanced  Beneficiary  Protection and 0.30% for the Guaranteed  Minimum Death Benefit;  and
(i) the Credit  applicable  to your  Annuity is 3% of Purchase  Payments.  The Credit may be less when total  Purchase  Payments are less then  $10,000 and may be more when total  Purchase  Payments are at least  $1,000,000  (see "How do I Receive  Credits?").  The examples do not reflect the impact of any Target Value  Credits that may be applied to Purchase  Payments  within the first  Annuity
Year. The charge for the  Guaranteed  Return Option is deducted  daily.  The charges for the optional death benefits are deducted on an annual basis in arrears.  Amounts shown in the examples are rounded to the nearest dollar.

Expense  Examples are provided as follows:  1.) for the basic  Annuity  contract  without any optional  benefits;  2.) for the basic
Annuity contract assuming that you elect one of the following:  the Guaranteed Return Option,  the Enhanced  Beneficiary  Protection
or the Guaranteed  Minimum Death Benefit;  3.) for the basic Annuity contract  assuming you elect both the Guaranteed  Return Option and the Enhanced  Beneficiary  Protection;  and 4.) for the basic Annuity  contract  assuming you elect both the  Guaranteed  Return
Option and the Guaranteed  Minimum Death Benefit.  You cannot purchase the Enhanced  Beneficiary  Protection with any other optional death  benefit.  Unlike the annual  charge for either the  Guaranteed  Return  Option or the Enhanced  Beneficiary  Protection,  the
annual charge for the Guaranteed Minimum Death Benefit is based on the Death Benefit and not the Account Value.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
EVA Global Leaders                         26       80      137      290      29      88       150     317      29       88      150      317      29      90       153     325
EVA Special Equity                         26       81      138      293      29      89       151     318      29       89      151      318      30      91       155     329
EVA Small Cap Value                        26       80      137      290      29      88       150     317      29       88      150      317      29      90       153     325
EVA Omega                                  23       71      122      260      26      79       135     287      26       79      135      287      26      81       138     296
EVA Capital Growth                         26       81      138      294      29      89       152     320      29       89      152      320      30      91       155     329
EVA Blue Chip                              26       79      135      287      28      87       148     313      28       87      148      313      29      89       152     323
EVA Equity Index                           19       58      99       214      21      66       113     242      21       66      113      242      22      67       116     251
EVA Foundation                             25       78      133      283      28      86       146     308      28       86      146      308      28      87       149     318
EVA Strategic Income                       24       74      127      270      27      82       140     297      27       82      140      297      27      84       143     305

AST Strong International Equity            28       85      144      305      30      92       157     330      30       92      157      330      31      94       160     339
AST MFS Growth                             27       83      142      300      30      91       155     327      30       91      155      327      30      93       158     335
AST Goldman Sachs Concentrated Growth      26       80      137      290      29      88       150     317      29       88      150      317      29      90       153     326
AST MFS Growth with Income                 27       83      142      300      30      91       155     327      30       91      155      327      30      93       158     335
AST Federated High Yield                   26       79      134      285      28      86       147     310      28       86      147      310      29      88       151     321
AST Money Market                           22       67      115      247      24      75       128     273      24       75      128      273      25      77       132     283

INVESCO VIF Dynamics                       27       82      140      297      30      91       154     324      30       91      154      324      30      92       157     333
INVESCO VIF Technology                     27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333

Davis Value                                25       76      130      277      27      84       143     303      27       84      143      303      28      86       147     312
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
EVA Global Leaders                         31       96      163      341      32      97       166     350
EVA Special Equity                         32       97      164      344      32      98       167     353
EVA Small Cap Value                        31       96      163      341      32      97       166     350
EVA Omega                                  28       87      148      313      29      89       152     323
EVA Capital Growth                         32       97      164      344      32      99       168     355
EVA Blue Chip                              31       95      161      338      32      97       165     348
EVA Equity Index                           24       74      127      270      24      75       129     278
EVA Foundation                             31       94      159      334      31      95       162     343
EVA Strategic Income                       29       90      153      322      30      92       157     332

AST Strong International Equity            33      100      169      354      33      102      173     364
AST MFS Growth                             32       99      168      351      33      101      172     361
AST Goldman Sachs Concentrated Growth      31       96      163      341      32      98       167     352
AST MFS Growth with Income                 32       99      168      351      33      101      172     361
AST Federated High Yield                   31       94      160      336      31      96       163     345
AST Money Market                           27       83      142      300      28      85       145     309

INVESCO VIF Dynamics                       32       98      167      349      33      100      170     358
INVESCO VIF Technology                     32       98      166      348      33      100      170     358

Davis Value                                30       92      156      328      30      93       159     337
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years    Year     Years   Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
EVA Global Leaders                         101     140      177     290      104      148      190     317      104      148     190     317      104      150      193     325
EVA Special Equity                         101     141      178     293      104      149      191     318      104      149     191     318      105      151      195     329
EVA Small Cap Value                        101     140      177     290      104      148      190     317      104      148     190     317      104      150      193     325
EVA Omega                                  98      131      162     260      101      139      175     287      101      139     175     287      101      141      178     296
EVA Capital Growth                         101     141      178     294      104      149      192     320      104      149     192     320      105      151      195     329
EVA Blue Chip                              101     139      175     287      103      147      188     313      103      147     188     313      104      149      192     323
EVA Equity Index                           94      118      139     214      96       126      153     242      96       126     153     242      97       127      156     251
EVA Foundation                             100     138      173     283      103      146      186     308      103      146     186     308      103      147      189     318
EVA Strategic Income                       99      134      167     270      102      142      180     297      102      142     180     297      102      144      183     305

AST Strong International Equity            103     145      184     305      105      152      197     330      105      152     197     330      106      154      200     339
AST MFS Growth                             102     143      182     300      105      151      195     327      105      151     195     327      105      153      198     335
AST Goldman Sachs Concentrated Growth      101     140      177     290      104      148      190     317      104      148     190     317      104      150      193     326
AST MFS Growth with Income                 102     143      182     300      105      151      195     327      105      151     195     327      105      153      198     335
AST Federated High Yield                   101     139      174     285      103      146      187     310      103      146     187     310      104      148      191     321
AST Money Market                           97      127      155     247      99       135      168     273      99       135     168     273      100      137      172     283

INVESCO VIF Dynamics                       102     142      180     297      105      151      194     324      105      151     194     324      105      152      197     333
INVESCO VIF Technology                     102     142      180     297      104      150      193     323      104      150     193     323      105      152      197     333

Davis Value                                100     136      170     277      102      144      183     303      102      144     183     303      103      146      187     312
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
EVA Global Leaders                         106     156      203      341     107      157      206     350
EVA Special Equity                         107     157      204      344     107      158      207     353
EVA Small Cap Value                        106     156      203      341     107      157      206     350
EVA Omega                                  103     147      188      313     104      149      192     323
EVA Capital Growth                         107     157      204      344     107      159      208     355
EVA Blue Chip                              106     155      201      338     107      157      205     348
EVA Equity Index                           99      134      167      270      99      135      169     278
EVA Foundation                             106     154      199      334     106      155      202     343
EVA Strategic Income                       104     150      193      322     105      152      197     332

AST Strong International Equity            108     160      209      354     108      162      213     364
AST MFS Growth                             107     159      208      351     108      161      212     361
AST Goldman Sachs Concentrated Growth      106     156      203      341     107      158      207     352
AST MFS Growth with Income                 107     159      208      351     108      161      212     361
AST Federated High Yield                   106     154      200      336     106      156      203     345
AST Money Market                           102     143      182      300     103      145      185     309

INVESCO VIF Dynamics                       107     158      207      349     108      160      210     358
INVESCO VIF Technology                     107     158      206      348     108      160      210     358

Davis Value                                105     152      196      328     105      153      199     337
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see "What are
Separate  Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are interested.  The following chart  classifies each of the Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also  provides a  description  of each
Portfolio's  investment  objective (in italics) and a short,  summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those Portfolios whose name includes the prefix "AST" are Portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-766-4530.

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
                    U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Evergreen Investment
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative   Management Company,
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and           LLC
                    established market presence.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various   Evergreen Investment
                    cash  equivalents.  The Portfolio's  advisor selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Small Cap Value:  seeks capital growth.  The Portfolio  normally  invests at least
                    80% of its  assets in common  stocks of small  U.S.  companies  (i.e.  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
 SMALL CAP EQUITY   The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various   Evergreen Investment
                    cash equivalents or common stocks of any market  capitalization.  The Portfolio's advisor seeks   Management Company,
                    to limit the  investment  risk of small  company  investing by seeking  stocks that trade below           LLC
                    what it considers their intrinsic value.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market conditions,  business  developments  and  economic  trends.  During  this review  process,  the
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than   Evergreen Investment
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead   Management Company,
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may           LLC
                    also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   Evergreen VA Capital Growth:  seeks to provide long-term capital growth.  The Portfolio invests primarily in common  stocks.  The  Portfolio may also invest in preferred  stocks,  convertible preferred  stocks,  convertible  debentures,  and any other class or type of security which the
                    portfolio manager believes offers the potential for capital growth.  In selecting  investments,   Evergreen Investment
                    the investment adviser attempts to identify  securities it believes will provide capital growth   Management Company,
                    over the  intermediate  or long term due to  changes in the  financial  condition  of  issuers,   LLC/ Pilgrim Baxter
                    changes in financial conditions generally, or other factors.                                     Value Investors, Inc.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   Evergreen VA Blue Chip:  seeks  capital  growth with the  potential  for income.  The Portfolio normally  invests at least 80% of its assets in "blue  chip"  stocks.  Blue chip stocks are the common stocks of  well-established,  large U.S.  companies with a long history of  performance,
                    typically   recognizable   names   representing  a  broad  range  of  industries.   The  market
                    capitalization  of the stocks  selected  will be within the range tracked by the S&P 500 Index,
                    at the time of purchase.  The remaining 20% of the  Portfolio's  assets may be  represented  by   Evergreen Investment
                    cash or invested in various cash  equivalents.  The  Portfolio's  stock selection is based on a   Management Company,
                    diversified  style of equity  management  that  allows it to invest in both  growth- and value-           LLC
                    oriented securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Equity Index:  seeks investment  results that achieve price and yield  performance similar  to the  Standards  and  Poor's  500  Composite  Price  Index  ("S&P 500  Index").  The
                    Portfolio  invests  substantially all of its total assets in equity securities that represent a   Evergreen Investment
  S&P 500 INDEX     composite of the S&P 500 Index.  The  correlation  between the performance of the Portfolio and   Management Company,
                    the S&P 500  Index is  expected  to be,  before  expenses,  0.98 or  higher.  The S&P 500 is an           LLC
                    unmanaged  index of 500 common stocks chosen to reflect the industries of the U.S.  economy and is often considered a proxy for the stock market in general.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
BALANCED            Evergreen VA  Foundation:  seeks  capital  growth and current  income.  The  Portfolio  invests principally in a combination of common stocks,  securities convertible into or exchangeable for common stocks and fixed income  securities.  Common stocks are selected  based on a combination of financial  strength and estimated  growth  potential.  Fixed income  securities are selected
                    based  on the  investment  adviser's  projections  of  interests  rates,  varying  amounts  and   Evergreen Investment
                    maturities in order to achieve  capital  protection and, when possible,  capital  appreciation.   Management Company,
                    Under normal circumstances,  the Portfolio anticipates that at least 25% of its net assets will           LLC
                    consist of  debt securities and the remainder in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    Evergreen VA Strategic  Income:  seeks high current  income from  interest on debt  securities.
                    Secondarily,  the Portfolio considers potential for growth of capital in selecting  securities.
                    The  Portfolio  intends  to  allocate  its  assets  principally  between  domestic  high-yield, high-risk  bonds and debt securities  (which may be denominated in U.S.  dollars or in non-U.S.
                    currencies) of foreign governments and foreign corporations.  In addition,  the Portfolio will,
       BOND         from time to time,  allocate a portion of its assets to U.S. government  securities,  including
                    zero-coupon   U.S.   Treasury   securities,   mortgage-backed   securities   and  money  market   Evergreen Investment
                    instruments.  This allocation will be made on the basis of the investment  advisor's assessment   Management Company,
                    of global  opportunities  for high income and high  investment  return.  From time to time, the           LLC
                    Portfolio may invest 100% of its assets in U.S. or foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on
                    companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative      Strong Capital
                    valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation,     Management, Inc.
                    management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term      Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor believes are experiencing  favorable demand for their products and services,  and which operate
                    in a favorable  competitive  and  regulatory  environment.  The  Sub-advisor  seeks to identify   Goldman Sachs Asset
                    individual  companies with earnings  growth  potential that may not be recognized by the market        Management
                    at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      GROWTH        AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the      Massachusetts
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on    Financial Services
                    current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net         Company
                    assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a   Federated Investment
                    typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or        Counseling
                    greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective      Wells Capital
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies  that are leaders in attractive  growth markets with a history of strong
                    returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show   INVESCO Funds Group,
                    accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and           Inc.
                    other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,   INVESCO Funds Group,
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT           Inc.
                    infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   Davis Value:  seeks  long-term  growth of capital.  Under normal  circumstances  the  Portfolio invests  the  majority  of its assets in equity  securities  issued by  companies  with  market capitalizations  of at least $10 billion  that the  advisor  believes  are of high  quality and
                    whose shares are selling at attractive  prices.  The advisor  selects stocks with the intention      Davis Selected
                    of holding them for the long term.                                                                   Advisers, L.P.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed  investment  options of  different  durations  during the  accumulation  period.  These  "Fixed  Allocations"  earn a guaranteed  fixed rate of interest for a specified  period of time,  called the "Guarantee  Period." In most states,  we offer Fixed
Allocations  with Guarantee  Periods from 1 to 10 years.  We may also offer special  purpose Fixed  Allocations for use with certain optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee Period.  However,  if you withdraw or transfer
Account Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer based on a formula, called a "Market Value  Adjustment."  The Market Value  Adjustment  can either be positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  Please refer to the section  entitled  "How does the Market Value  Adjustment
Work?" for a description  of the formula along with examples of how it is  calculated.  You may allocate  Account Value to more than one Fixed Allocation at a time.

Fixed  Allocations  may not be available in all states.  Availability  of Fixed  Allocations  is subject to change and may differ by state and by the annuity product you purchase.  Please call American Skandia at  1-800-766-4530  to determine  availability of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred  Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a Contingent  Deferred  Sales Charge or CDSC if you  surrender  your Annuity or when you make a partial  withdrawal.  The
CDSC reimburses us for expenses related to sales and distribution of the Annuity,  including  commissions,  marketing  materials and other  promotional  expenses.  The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable  Annuity Year.  For purposes of  calculating  the CDSC, we consider the year following the date we receive a Purchase
Payment as Year 1. The amount of the CDSC  applicable  to each  Purchase  Payment  decreases  over time,  measured from the date the
Purchase Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           YEARS               1      2     3     4     5     6     7     8     9+
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           CHARGE (%)         8.5    8.5   8.5   8.5   7.5   5.5   3.5   1.5   0.0
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each Purchase  Payment has its own CDSC period.  When you make a  withdrawal,  we assume that the oldest  Purchase  Payment is being withdrawn  first so that the lowest CDSC is deducted  from the amount  withdrawn.  After eight (8) complete  years from the date you make a Purchase Payment,  no CDSC will be assessed if you withdraw or surrender that Purchase Payment.  Under certain  circumstances you can  withdraw a limited  amount of Account  Value  without  paying a CDSC.  This is  referred  to as a "Free  Withdrawal."  Free
Withdrawals  are not treated as a withdrawal of Purchase  Payments for purposes of calculating  the CDSC on a subsequent  withdrawal or  surrender.  Withdrawals  of amounts  greater than the maximum  Free  Withdrawal  amount are treated as a withdrawal  of Purchase
Payments and will be assessed a CDSC.  For purposes of  calculating  the CDSC on a surrender or a partial  withdrawal,  the Purchase
Payments being  withdrawn may be greater than your remaining  Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision or if your Account  Value has declined in value due to negative market performance.

We may  waive  the CDSC  under  certain  medically-related  circumstances  or when  taking a Minimum  Distribution  from an  Annuity purchased  as a  "qualified"  investment.  Free  Withdrawals,  Medically-Related  Surrenders  and  Minimum  Distributions  are  each explained more fully in the section entitled "Access to Your Account Value".

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $30.00
or 2% of your Account Value invested in the variable  investment  options,  whichever is less. This fee will be deducted annually on the  anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year, the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase the  Guaranteed  Return Option,  we will deduct an additional  charge on a daily basis from your Account Value  allocated to the  Sub-accounts.  The  additional  charge is included in the daily  calculation  of the Unit
Price for each  Sub-account.  If you elect to purchase one or more optional  death  benefits,  we will deduct the annual charge from your Account Value on the anniversary of your Annuity's Issue Date.  Under certain  circumstances,  we may deduct a pro-rata portion of the annual  charge for any  optional  benefit.  The charge for each  optional  benefit is deducted  in addition to the  Insurance
Charge due to the increased  insurance  risk  associated  with the optional  benefit.  Please refer to the section  entitled  "Death
Benefit" for a description  of the charge for each Optional  Death  Benefit.  Please refer to the section  entitled  "Managing  Your
Account  Value - Do you offer  programs  designed to  guarantee a "return of premium" at a future  date?" for a  description  of the charge for the Guaranteed Return Option.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period
are not  subject  to the  Transfer  Fee and are not  counted  toward  the twenty  free  transfers.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax  Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes.  The amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges from each  Purchase  Payment at the time of a withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against the average  daily assets  allocated  to the  Sub-accounts.  The
Insurance  Charge is the  combination  of the Mortality & Expense Risk Charge (1.25%) and the  Administration  Charge  (0.15%).  The
total charge is equal to 1.40% on an annual basis.  The Insurance  Charge is intended to compensate  American  Skandia for providing the insurance  benefits under the Annuity,  including the Annuity's  basic death benefit that provides  guaranteed  benefits to your beneficiaries  even if the market  declines  and the risk that persons we  guarantee  annuity  payments to will live longer than our assumptions.  The charge also covers  administrative costs associated with providing the Annuity benefits,  including preparation of the contract,  confirmation  statements,  annual account statements and annual reports, legal and accounting fees as well as various related  expenses.  Finally,  the charge  covers the risk that our  assumptions  about the mortality  risks and expenses  under this
Annuity are  incorrect and that we have agreed not to increase  these  charges over time despite our actual  costs.  We may increase the portion of the total  Insurance  Charge that is deducted for  administrative  costs;  however,  any increase  will only apply to
Annuities issued after the date of the increase.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in promoting,  distributing,  issuing and  administering  the Annuity and to offset a portion of the costs associated with offering Credits which are funded through  American  Skandia's  general account.  The Insurance Charge is deducted against your
Annuity's  Account  Value,  which  includes  the amount of any  Credits we apply to your  Purchase  Payments  and any  increases  or decreases in your Account Value based on market  fluctuations  of the  Sub-accounts.  Any profit that  American  Skandia may make on the Insurance  Charge may include a profit on the portion of the Account Value that represents  Credits  applied to the Annuity,  as well as profits based on market appreciation of the Sub-account values.

The  Insurance  Charge is not deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.  Please also see
"Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining  the interest  rates we credit to Fixed  Allocations.
Any CDSC or Tax Charge applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market
Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain states a tax is due if and when you exercise your right to receive  periodic  annuity  payments.  The amount payable will depend on the applicable  jurisdiction  and on the annuity  payment  option you select.  If you select a fixed payment  option,  the amount of each fixed payment will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific charge  deducted  from these  payments;  however,  the amount of each  annuity  payment  reflects  assumptions  about our  insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the length of time it  applies,  reduce or  eliminate  the amount of the Annual
Maintenance  Fee or reduce the  portion of the total  Insurance  Charge that is deducted  as an  Administration  Charge.  Generally, these types of changes will be based on a reduction to our sales,  maintenance or  administrative  expenses due to the nature of the individual or group  purchasing  the Annuity.  Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or likelihood of additional
Purchase Payments;  and/or (d) other transactions where sales,  maintenance or administrative  expenses are likely to be reduced. We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge  attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial  Purchase  Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase  Payment provided that,  within the first Annuity Year, you make at least $1,000 in total Purchase Payments.

Where allowed by law,  initial  Purchase  Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional  Purchase Payments,  changing the number of transfers  allowable  under the Annuity or restricting  the  Sub-accounts  that are available.  Other  limitations  and/or restrictions may apply.

Except as noted below,  Purchase  Payments  must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be transmitted to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm.  Additional  Purchase Payments may also be applied to your Annuity under an arrangement  called "bank drafting"
where you  authorize  us to deduct  money  directly  from your bank  account.  We may reject any  payment  if it is  received  in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age  Restrictions:  The Owner must be age 80 or under as of the Issue Date of the  Annuity.  If the  Annuity is owned  jointly,  the oldest of the Owners must be age 80 or under on the Issue  Date.  If the Annuity is owned by an entity,  the  Annuitant  must be age
80 or under as of the Issue Date.  You should  consider your need to access your Account  Value and whether the Annuity's  liquidity features  will satisfy that need. If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  The  availability  of certain  optional  benefits may vary based on the age of the Owner on the
Issue Date of the Annuity.

Additional  Purchase  Payments  may be made at any time before the Annuity  Date as long as the oldest  Owner or  Annuitant  (if the
Annuity is entity owned) is not over age 80.

Special Considerations for Purchasers of Bonus or Credit Products
|X|    This Annuity  features the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities  and does not charge an additional  amount for the XTra CreditSM  feature.  However,  if you make a withdrawal that exceeds the annual free withdrawal amount or choose to surrender your Annuity,  the contingent deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other variable annuities.  If you expect that you will need to access your Account Value during the CDSC period and the liquidity  provisions are  insufficient  to satisfy that need,  then this Annuity may be more expensive than other variable annuities.

|X|    The XTra  CreditSM  amount is included in your Account  Value.  However,  American  Skandia may take back the original XTra
       CreditSM  amount  applied to your  Purchase  Payment if you die, or elect to withdraw all or a portion of your Account  Value under the  medically-related  waiver  provision,  within 12 months of having  received  an XTra  CreditSM  amount.  In either situation,  the value of the XTra CreditSM amount could be substantially  reduced.  However,  any investment gain on the XTra
       CreditSM amount will not be taken back.  Additional conditions and restrictions apply.

|X|    We offer other annuities through investment  professionals  associated with other firms, where we apply an XTra CreditSM to your annuity with each purchase  payment you make. The XTra CreditSM amount we apply to purchase  payments on those annuities is  initially  higher than on this Annuity but reduces over time and only  applies  during the first six annuity  years.  The total  asset-based  charges on those annuities are higher during the first 10 years but are lower than this Annuity after the
       10th year.  The CDSC is also higher and is deducted  for a longer  period of time than on this  Annuity;  however the CDSC on those annuities applies from the issue date of the annuity, not separately to each purchase payment.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all rights  under the  Annuity.  You may name more than one Owner in which case all  ownership
         -----
       rights are held  jointly.  However,  this  Annuity does not provide a right of  survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant is the person we agree to make annuity  payments to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for
       Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no  beneficiary  is
         -----------
       named the death benefit will be paid to you or your estate.

Your right to make  certain  designations  may be limited if your  Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income,  estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant and  Beneficiary  designations  by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new  Owner  subsequent  to  the  death  of the  Owner  or  the  first  of  any  joint  Owners  to  die,  except  where  a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative  Beneficiary  designation,  upon the death of either spousal
Owner,  the surviving  spouse may elect to assume  ownership of the Annuity instead of taking the Death Benefit  payment.  The Death
Benefit  that would have been  payable  will be the new  Account  Value of the  Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the  surviving  spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of determining  any future Death Benefit for the beneficiary of the surviving  spouse,  the new Account Value will be considered as the initial Purchase  Payment.  No CDSC will apply to the new Account Value.  However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant, the  surviving  spouse  will  become the  Annuitant.  No Death  Benefit is payable  upon the death of the  Annuitant.  However,  the
Account  Value  of the  Annuity  as of the  date of due  proof of death of the  Annuitant  (and any  required  proof of the  spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred  to as a  "free-look."  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity during the  applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account
Value or the amount of your  initial  Purchase  Payment,  whichever  is  greater.  The same  rules may apply to an  Annuity  that is purchased as an IRA. In any situation  where we are required to return the greater of your  Purchase  Payment or Account  Value,  we may  allocate  your  Account  Value to the AST Money  Market  Sub-account  during the right to cancel  period  and for a  reasonable additional  amount of time to allow for delivery of your  Annuity.  If you return your  Annuity,  we will not return any  additional amounts we applied to your Annuity based on your Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The  minimum  amount  that we accept as an  additional  Purchase  Payment  is $100  unless you  participate  in  American  Skandia's
Systematic  Investment Plan or a periodic  purchase  payment  program.  We will allocate any additional  Purchase  Payments you make according to your most recent  allocation  instructions,  unless you request new allocations when you submit a new Purchase Payment.
Additional  Purchase  Payments  may be paid at any time before the Annuity  Date as long as the oldest  Owner or  Annuitant  (if the
Annuity is entity owned) is not over age 80.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank drafting  program  "American
Skandia's  Systematic  Investment  Plan."  Purchase  Payments  made  through  bank  drafting  may only be  allocated to the variable investment  options when applied.  Bank  drafting  allows you to invest in your Annuity with a lower initial  Purchase  Payment,  as long as you  authorize  payments  that will equal at least  $1,000  during the first 12 months of your  Annuity.  We may  suspend or cancel bank drafting privileges if sufficient funds are not available from the applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program, we may agree to accept periodic  Purchase  Payments through a salary  reduction  program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net Purchase
Payment is your initial  Purchase  Payment minus any tax charges that may apply.  On your  application we ask you to provide us with instructions  for  allocating  your Account  Value.  You can allocate  Account Value to one or more variable  investment  options or
Fixed Allocations.

In those  states  where we are  required  to return your  Purchase  Payment if you  exercise  your right to return the  Annuity,  we initially  allocate  all  amounts  that  you  choose  to  allocate  to the  variable  investment  options  to the AST  Money  Market
Sub-account.  At the end of the  right to cancel  period  we will  reallocate  your  Account  Value  according  to your most  recent allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments  according to your initial  instructions, without  temporarily  allocating  to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a
"return  waiver" that authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the
"return  waiver" and then decide to return your Annuity  during the right to cancel  period,  you will receive your current  Account
Value,  minus the  amount of any  Credits,  which may be more or less than your  initial  Purchase  Payment  (see "May I Return  the
Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation  should conform with such a program.
We assume that your current  allocation  instructions  are valid for subsequent  Purchase  Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

HOW DO I RECEIVE CREDITS?
We apply a "Credit"  to your  Annuity's  Account  Value each time you make a Purchase  Payment.  The amount of the Credit is payable from our general  account.  The amount of the Credit  depends on the  cumulative  amount of Purchase  Payments you have made to your
Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999.99                                    1.5%
                      Between $10,000 and $999,999.99                                 3.0%
                      Between $1,000,000 and $4,999,999.99                            4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

Credits Applied to Purchase Payments for Designated Class of Annuity Owner
Where  allowed by state law, on Annuities  owned by a member of the class defined  below,  the table of Credits we apply to Purchase
Payments is deleted.  The Credit applied to all Purchase Payments on such Annuities will be 8.5%.

The  designated  class of Annuity  Owners  includes:  (a) any parent  company,  affiliate  or  subsidiary  of ours;  (b) an officer, director,  employee,  retiree, sales representative,  or in the case of an affiliated  broker-dealer,  registered  representative of such  company;  (c) a  director,  officer or trustee of any  underlying  mutual  fund;  (d) a  director,  officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory,  transfer agency,  custodianship,  auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer  or insurance  agency that has a then current selling  agreement with us and/or with American  Skandia  Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f),  above;  (h) the parents of any such person  noted in (b) through (g),  above;  (i) the child(ren) or other legal dependent  under the age of 21 of any such person noted in (b) through (h) above;  and (j) the siblings of any such persons noted in (b) through (h) above.

All other  terms and  conditions  of the  Annuity  apply to Owners in the  designated  class,  except  that we will not  provide any
Additional  Amounts for any such contracts (see  "Additional  Amounts in the Fixed  Allocations").  Any Target Value Credits applied under the Performance Advantage benefit are not affected by an Owner's inclusion in the designated class of Annuity Owners.

You must  notify us at the time you apply for an  Annuity  if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether you qualify as a member of the  designated  class.  Failure to inform us that you qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.

HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?
Each Credit is allocated to your Account  Value at the time the  Purchase  Payment is applied to your Account  Value.  The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment
Assume you make an initial  Purchase  Payment of $250,000.  We would apply a 3.0% Credit to your  Purchase  Payment and allocate the amount of the Credit ($7,500 = $250,000 X .03) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)
Assume that you make an additional Purchase Payment of $500,000.  Because your cumulative Purchase Payments are less than the next breakpoint ($1,000,000), we would apply a 3.0% Credit to your Purchase Payment and allocate the amount of the Credit ($15,000 =
$500,000 X .03) to your Account Value.

Additional Purchase Payment (at higher breakpoint)
Assume that you make an additional  Purchase  Payment of $400,000.  Because your  cumulative  Purchase  Payments are now  $1,150,000
(greater  than the next  breakpoint),  we would apply a 4.0% Credit to your  Purchase  Payment and allocate the amount of the Credit
($16,000 = $400,000 X .04) to your Account Value.

====================================================================================================================================
This Annuity  features the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities and does not charge an additional  amount  for the XTra  CreditSM  feature.  However,  the  amount of any  Credits  applied  to your  Account  Value can be recovered by American Skandia under certain circumstances:
====================================================================================================================================
|X|      any Credits  applied to your Account Value on Purchase  Payments made within the 12 months before the date of death will be recovered.
====================================================================================================================================
====================================================================================================================================
|X|      the amount  available  under the  medically-related  surrender  portion of the  Annuity  will not include the amount of any
     Credits  payable  on  Purchase  Payments  made  within  12 months  of the date the  Annuitant  first  became  eligible  for the medically-related surrender.
====================================================================================================================================
====================================================================================================================================
|X|      if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
The value of the XTra CreditSM  amount will be  substantially  reduced if American  Skandia  recovers the XTra CreditSM amount under these  circumstances.  However,  any investment  gain on the XTra CreditSM amount will not be taken back. We do not deduct a CDSC in any situation where we recover the XTra CreditSM amount.

Examples of Recovering Credits
The following are  hypothetical  examples of how Credits could be recovered by American  Skandia.  These examples do not cover every potential situation.

Recovery from payment of Death Benefits
1.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date.  Both of the Purchase  Payments  received a 3.0% Credit,  for a total of $1,800.  If the
     Death Benefit  becomes  payable in the 9th month after the Issue Date,  the amount of the Death Benefit would be reduced by the entire amount of the prior Credits ($1,800).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase  Payments  received a 3.0% Credit,  for a total of $1,800. If death occurs in the 16th month  after the Issue  Date,  the amount of the Death  Benefit  would be reduced  but only in the amount of those Credits applied within the previous  12-months.  Since the initial  Purchase  Payment (and the Credits that were applied)
     occurred  more than  12-months  before the date of death,  the Death  Benefit would not be reduced by the amount of the Credits applied to the initial Purchase  Payment.  However,  the $10,000  additional  Purchase Payment was made within 12-months of the date of death.  Therefore,  the  amount of the Death  Benefit  would be reduced  by the  amount of the  Credits  payable on the additional Purchase Payment ($300).
3.       NOTE: If the Death Benefit would  otherwise  have been equal to the Purchase  Payments  minus any  withdrawals  due to poor investment  performance,  we will not reduce the amount of the Death Benefit by the amount of the Credits as shown in Example 2 above.

Recovery from Medically-Related Surrenders
1.       Assume you purchase your Annuity with an initial  Purchase  Payment of $50,000.  You receive a Credit of $1,500  ($50,000 X
     .03).  The  Annuitant  is  diagnosed  as  terminally  ill in the 6th month  after the Issue Date and we grant  your  request to surrender your Annuity under the medically-related  surrender provision.  Assuming the Credits were applied within 12-months of the date of  diagnosis  of the  terminal  illness,  the  amount  that would be payable  under the  medically-related  surrender provision would be reduced by the entire amount of the Credits ($1,500).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue  Date.  Both of the  Purchase  Payments  received a 3.0%  Credit,  for a total of $1,800.  The
     Annuitant  is diagnosed as  terminally  ill in the 16th month after the Issue Date and we grant your request to surrender  your
     Annuity  under the  medically-related  surrender  provision.  Since the initial  Purchase  Payment  (and the Credits  that were applied)  occurred  more than  12-months  before the  diagnosis,  the amount that would be payable  upon the  medically-related surrender  provision would not be reduced by the amount of the Credits applied to the initial Purchase  Payment.  However,  the
     $10,000  additional  Purchase Payment was made within 12-months of the date of diagnosis.  Therefore,  the amount that would be payable  under the  medically-related  surrender  provision  would be  reduced  by the  amount of the  Credits  payable  on the additional Purchase Payment ($300).

Credits applied to estimated Purchase Payments
Under certain  circumstances,  we may determine the amount of Credits payable on two or more separate Purchase Payments based on the
Credit  percentage  that  would  have  applied  had all such  Purchase  Payments  been  made at the same  time.  To make use of this procedure,  often  referred  to as a "letter of  intent",  you must  provide  evidence of your  intention  to submit the  cumulative additional  Purchase  Payments  within a 13-month  period.  A letter of intent  must be provided to us prior to the Issue Date to be effective.  Acceptance  of a letter of  intent is at our sole  discretion  and may be  subject  to  restrictions  as to the  minimum initial Purchase Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit two or more  Purchase  Payments  within a 13-month  period may result in your Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive  Credits on Purchase  Payments at a higher  Credit  percentage  than would have applied
BUT do not submit the required  Purchase  Payments during the 13-month  period as required by your letter of intent,  we may recover the "excess"  Credits.  "Excess"  Credits are Credits in excess of the Credits  that would have been  payable  without the letter of intent.  If we determine  that you have received  "excess"  Credits,  any such amounts will be taken  pro-rata  from the  investment options based on your Account  Values as of the date we act to recover the excess.  If the amount of the recovery  exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits
|X|      We do not consider Credits to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw the amount of any Credits under the Free  Withdrawal  provision.  The Free  Withdrawal  provision only applies to withdrawals of Purchase Payments.
|X|      These Credits are separate and distinct from the Target Value Credits  discussed  below in the section  entitled  "American
     Skandia's Performance Advantage."

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the  number of  Sub-accounts  you can  invest in at any one time to twenty  (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you  allocate  Account
Value to at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing,  asset allocation or similar program which you have authorized.  Transfers made as part of a dollar cost  averaging  program do not count toward the twenty free  transfer  limit.  Renewals or transfers of Account  Value from a Fixed
Allocation at the end of its Guarantee  Period are not subject to the transfer  charge.  We may reduce the number of free  transfers allowable  each  Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption  of shares must be  restricted  because of  excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the aggregate  amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to  transfer  earnings only,  principal  plus  earnings  or a flat  dollar  amount.  Dollar  Cost  Averaging  allows you to invest  regularly  each  month, regardless  of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to purchase more units when the market  price is low and fewer  units  when the market  price is high.  This may  result in a lower  average  cost of units over time.  However,  there is no guarantee that Dollar Cost  Averaging will result in a profit or protect  against a loss in a declining market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal  plus  earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar Cost Averaging  program is established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a declining  balance due to the  transfers of Account  Value to the  Sub-accounts  during the Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your Account  Value  rebalanced  quarterly,  semi-annually,  or annually.  On the  appropriate  date,  your  variable investment  options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the variable  investment  options will differ,  causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your allocations to the percentages  you request.  If you request a transfer  from or into any variable  investment  option  participating  in the automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum  Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers.  We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two different  programs for investors who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific date in the future.  You may not want to use either of these  programs if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account Value is allocated to a Fixed  Allocation and the remaining
Account  Value is  allocated  to the  variable  investment  options  that you  select.  When you enroll in the  Balanced  Investment
Program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the
Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate the portion of your Account Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount" (such as your initial  Purchase  Payment).  We determine  the amount based on the rates then in effect for the Guarantee  Period you choose.  If you continue the program until the end of the Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee
Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer the Account Value that is not allocated to the Fixed  Allocation  between any of the Sub-accounts  available under the Annuity.  Account Value you allocate to the variable  investment options is subject to market  fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program.

         Example
         Assume  you invest  $100,000.  You  choose a 10-year  program  and  allocate  a portion  of your  Account  Value to a Fixed
         Allocation  with a 10-year  Guarantee  Period.  The rate for the  10-year  Guarantee  Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for determining how much of your Account Value will be  allocated  to the Fixed  Allocation.  That  means  that  $59,495  will be  allocated  to the Fixed  Allocation  and the remaining  Account Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming that you do not make any  withdrawals  from the Fixed  Allocation,  it will grow to $100,000 at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return Option (GRO)SM
We also offer a seven-year  program  where we monitor your Account Value daily and  systematically  transfer  amounts  between Fixed
Allocations and the variable  investment  options you choose.  American Skandia guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart date),  you will receive no less than your Account Value on the date you elected to participate in the program,  including any Credits we applied to your Purchase Payments  ("commencement  value").  On the program maturity date, if your Account Value is below the  commencement  value,  American  Skandia will apply additional  amounts to your  Annuity  so that it is equal to  commencement  value or your  Account  Value on the  date you  elect to  restart  the  program duration.  Any  amounts  added to your  Annuity  will be applied to the AST Money  Market  Sub-account,  unless you  provide us with alternative  instructions.  We will notify you of any amounts  added to your Annuity under the program.  We do not consider  amounts added to your Annuity to be "investment in the contract" for income tax purposes.

Account Value is only  transferred  to and  maintained in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is
                 ----
necessary to support our  guarantee  under the program.  This differs  from the Balanced  Investment  Program  where a set amount is allocated to a Fixed Allocation  regardless of the performance of the underlying  Sub-accounts.  With the Guaranteed  Return Option, your  Annuity  is able to  participate  in the  upside  potential  of the  Sub-accounts  while  only  transferring  amounts to Fixed
Allocations  to  protect  against  significant  market  downturns.   NOTE:  If  a  significant  amount  of  your  Account  Value  is systematically  transferred to Fixed  Allocations  during prolonged  market declines,  less of your Account Value may be immediately available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each business day we monitor the  performance of your Account Value to determine  whether it is greater than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the  performance  of the  Sub-accounts  in which you choose to  allocate  your
Account  Value  relative  to the  reallocation  trigger,  we may  transfer  some or all of  your  Account  Value  to or from a Fixed
Allocation.  You have  complete  discretion  over the  allocation  of your  Account  Value that  remains  allocated  in the variable investment options.  However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater than or equal to  reallocation  trigger:  Your Account  Value in the  variable  investment  options remains allocated  according to your most recent  instructions.  If a portion of Account Value was previously  allocated to a Fixed  Allocation,  those  amounts  may be  transferred  from the  Fixed  Allocation  and  re-allocated  to the  variable investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value  below  reallocation  trigger:  A portion  of your  Account  Value in the  variable  investment  options  is transferred to a new Fixed  Allocation.  These amounts are  transferred  on a pro-rata  basis from the variable  investment options.  The new Fixed  Allocation will have a Guarantee Period equal to the remaining  duration in the Guaranteed  Return
         Option.  The Account Value  applied to the new Fixed  Allocation  will be credited with the fixed  interest rate then being applied to a new Fixed  Allocation  of the next  higher  yearly  duration.  The Account  Value will remain  invested in the
         Fixed Allocation  until the maturity date of the program unless,  at an earlier date, your Account Value is at or above the reallocation  trigger and amounts can be  transferred  to the  variable  investment  options  (as  described  above)  while maintaining the guarantee protection under the program.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Any change to the allocation  mechanism and/or the reallocation trigger will only apply to programs that begin after the change is effective.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your Account Value at that time.  Upon  termination,  any Account Value allocated to the Fixed  Allocations  will be transferred to the AST Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not provide any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program is in effect  will reduce the  guaranteed  amount  under the program in proportion  to your Account Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied  to the  Annuity  while the  program  is in effect  will only  increase  the amount guaranteed; however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot transfer Account Value to or from a Fixed  Allocation  while  participating in the program and cannot participate  in any dollar cost  averaging  program  that  transfers  Account  Value from a Fixed  Allocation  to the  variable investment options.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option  will  terminate:  (a) upon the death of the  Owner or the  Annuitant  (in an entity  owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year  program  duration on any  anniversary  of the Issue Date of the  Annuity.  The
     Account  Value on the date the restart is  effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Program
We deduct a charge equal to 0.25% per year to  participate  in the  Guaranteed  Return  Option.  The annual charge is deducted daily against your Account Value  allocated to the  Sub-accounts.  Account Value allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia for:  (a) the risk that your  Account  Value on the maturity date of the program is less than the amount guaranteed; and (b) administration of the program.

--------------------------------------------------------------------------------------------------------------------------------
     Effective  November 18, 2002,  American  Skandia  changed the manner in which the annual charge for the  Guaranteed  Return
     Option is deducted  to the method  described  above.  The annual  charge for the  Guaranteed  Return  Option for Owners who elected the  benefit  between  May 1, 2001 and  November  15, 2002 is  deducted  annually,  in  arrears,  according  to the prospectus  in effect as of the date the program  was  elected.  Owners who  terminate  and then  re-elect  the  Guaranteed
     Return Option or elect to restart the  Guaranteed  Return Option at any time after November 18, 2002 will be subject to the charge method described above.
--------------------------------------------------------------------------------------------------------------------------------

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes. You may  authorize  your  investment  professional  to direct the  allocation  of your Account  Value and to request  financial transactions  between  investment  options while you are living,  subject to our rules.  You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such  person's  authority has been revoked.  We may also  suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Account Value under any  circumstance.  Any investment  professionals  you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any  recommendations  such investment  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals or investment  advisors,  who are authorized by multiple contract owners to make financial transactions,  to enter into an administrative  agreement with American Skandia as a condition of our accepting transactions on your behalf. The  administrative  agreement may impose  limitations on the investment  professional's or investment  advisor's ability to request financial  transactions on your behalf.  These limitations are intended to minimize the detrimental  impact of an investment professional  who is in a position to transfer  large  amounts of money for multiple  clients in a  particular  Portfolio or type of
portfolio  or  to  comply  with  specific   restrictions  or  limitations  imposed  by  a  Portfolio(s)  on  American  Skandia.  The administrative agreement may limit the available investment options,  require advance notice of large transactions,  or impose other trading limitations on your investment  professional.  Your investment  professional will be informed of all such restrictions on an ongoing  basis.  We may also require that your  investment  professional  transmit all financial  transactions  using the electronic trading  functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations that we may impose on your investment  professional  or  investment  advisor  under  the  terms of the  administrative  agreement  do not  apply  to  financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?

We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed  Allocations of different  durations available in the future,  including Fixed Allocations offered exclusively for use with certain optional investment  programs.  Fixed
Allocations  may not be  available  in all states and may not always be  available  for all  Guarantee  Periods  depending on market factors and other considerations.

The interest rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change during the  Guarantee  Period.  The rates are an  effective  annual rate of  interest.  We  determine  the  interest  rates for the various
Guarantee  Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the interest  rate in effect and the date your Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time. Any change in interest rate does not affect Fixed  Allocations  that were in effect  before the date of the change.  To inquire as to the current rates for
Fixed Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent permitted by law, we may establish  different  interest rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment  programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or a balanced investment  program (see "Do you offer programs  designed to guarantee a "Return of Premium" at a future date?").  The interest rate credited to Fixed  Allocations  offered to this class of  purchasers  may be different  than those offered to other  purchasers  who choose the same Guarantee  Period but who do not  participate  in an optional  investment  program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United States  government and its agencies and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements, asset-backed  obligations  and municipal  bonds. In determining  rates we also consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make, commissions,  administrative and investment  expenses,  our insurance risks in relation to the Fixed  Allocations,  general economic trends and competition.  Some of these  considerations  are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we credit  for a Fixed  Allocation  is  subject  to a  minimum.  Please  refer to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a Fixed Allocation  before the end of its Guarantee  Period, we will adjust the value of your investment based on a formula,  called a "Market Value  Adjustment" or "MVA".  The Market Value Adjustment  formula compares the interest  rates  credited for Fixed  Allocations  at the time you  invested,  to interest  rates being  credited when you make a transfer or withdrawal.  The amount of any Market Value  Adjustment can be either positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  In certain  states the amount of any Market Value  Adjustment  may be limited under state law or  regulation.  If your  Annuity is governed by the laws of that state,  any Market Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

MVA Formula
The MVA formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed  Allocation  on a
particular date.  The formula is as follows:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the fixed  interest rate we guaranteed to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of  annuities at the time of the  withdrawal  for a new Fixed  Allocation  with a Guarantee  Period  equal to the  remaining  number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal  does not occur on the yearly or monthly  anniversary  of the beginning of the Fixed  Allocation,  the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after exactly three (3)
         years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 3.5% (J = 3.5%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 6.0% (J = 6.0%).  Based on these assumptions, the MVA would be calculated as follows:

                                 MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date, you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or  different  length or you may  transfer all or part of that
Fixed Allocation's  Account Value to another Fixed Allocation or to one or more  Sub-accounts.  We will notify you before the end of the  Guarantee  Period  about the fixed  interest  rates that we are  currently  crediting to all Fixed  Allocations  that are being offered.  The rates  being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not  specify  how you want a Fixed  Allocation  to be  allocated  on its  Maturity  Date,  it will be renewed  for a Fixed
Allocation of the same duration if then available.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

Do you provide any guarantees on my investment?
The Annuity  provides  variable  investment  options and fixed  investment  options.  Only the fixed  investment  options  provide a guaranteed  return on your  investment,  subject to certain terms and  conditions.  However,  your Annuity  includes a feature at no additional  cost that  provides  certain  benefits if your  Account  Value has not reached or exceeded a "target  value" on its 10th anniversary.  If, on the 10th  anniversary  of your  Annuity's  Issue Date,  your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X|      You may continue your Annuity  without  electing to receive  Annuity  payments and receive an annual credit to your Account
                                                                                                       ------
     Value  payable  until you begin  receiving  Annuity  payments.  The credit is equal to 0.25% of the  average of your  Annuity's
     Account Value for the preceding four complete  calendar  quarters.  This credit is applied to your investment  options pro-rata based on the allocation of your then current Account Value.

                                                                 OR

|X|      You may begin receiving  Annuity  payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account  Value on the 10th  anniversary  of its Issue Date minus the sum of all Purchase  Payments  allocated in the prior five years.  The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th  anniversary  of your  Annuity's  Issue Date, we will inform you if your Account Value did not meet or exceed the
Target  Value.  We will assume that you have elected to receive the annual  credit to your Account  Value  unless,  not less than 30 days  prior to the next  anniversary  of the  Annuity,  we receive at our home  office  your  election  to begin  receiving  Annuity payments.

Certain  provisions of this benefit and of the Target Value Credits  described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target Value is a tool used to determine  whether you are eligible to elect either of the benefits  described  above. The Target
Value does not impact the Account Value  available if you surrender  your Annuity or make a partial  withdrawal  and does not impact the Death  Benefit  available to your  Beneficiary(ies).  The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial  investment to double in value,  adjusted for any withdrawals  and/or additional  Purchase Payments you make during the 10 year period.  We calculate the "Target Value" as follows:

1.       Accumulate  the initial  Purchase  Payment at an annual  interest rate of 7.2% until the 10th  anniversary of the Annuity's
     Issue Date; plus
                 ----
2.       Accumulate  any  additional  Purchase  Payments at an annual  interest  rate of 7.2% from the date  applied  until the 10th anniversary of the Annuity's Issue Date; minus
                                              -----
3.       Each  "proportional  reduction"  resulting from any  withdrawal,  accumulating  at an annual interest rate of 7.2% from the date the  withdrawal is processed  until the 10th  anniversary  of the Annuity's  Issue Date. We determine  each  "proportional reduction"  by  determining  the  percentage  of your Account  Value then  withdrawn and reducing the Target Value by that same percentage.  We include  any  withdrawals  under  your  Annuity  in this  calculation,  as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1.       Assume you make an initial  Purchase  Payment of $10,000 and make no further  Purchase  Payments.  The Target  Value on the
     10th  anniversary of your Annuity's  Issue Date would be $20,042,  assuming no withdrawals  are made.  This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2.       Assume you make an initial  Purchase Payment of $10,000 and make no further  Purchase  Payments.  Assume at the end of Year
     6, your  Account  Value has  increased  to $15,000 and you make a  withdrawal  of 10% or $1,500.  The Target  Value on the 10th anniversary  would be $18,722.  This is equal to $10,000  accumulating at an annual rate of 7.2% for the 10-year period,  minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by  "restarting"  the 10-year period on any  anniversary of the Issue Date.
If you elect to restart the  calculation  period,  we will treat your Account  Value on the restart date as if it was your  Purchase
Payment  when  determining  if your  Annuity's  Account  Value meets or exceeds the Target  Value on the  appropriate  tenth  (10th)
anniversary.  You may elect to restart the calculation more than once, in which case, the 10-year  calculation  period will begin on the date of the last restart  date. We must receive your  election to restart the  calculation  at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are additional  amounts that we apply to your Account Value to increase the likelihood  that your Account Value will meet or exceed the Target Value.  We add Target Value  Credits to your Account Value at the time a Purchase  Payment is applied to your Annuity.  Only those Purchase  Payments made before the first  anniversary of the Issue Date of your Annuity are eligible to receive Target Value Credits.  Target Value Credits are separate and distinct from other Credits we apply to all Purchase Payments.

The amount of the Target Value Credit is equal to 1.0% of each qualifying  Purchase  Payment.  Target Value Credits are only payable on  qualifying  Purchase  Payments  if the  Owner(s) of the Annuity  is(are)  less than age 81 on its Issue Date.  If the Annuity is owned by an entity,  the age  restriction  applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general  account and is allocated  to the  investment  options in the same ratio that the  qualifying  Purchase  Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange,  replacement  or transfer,  in whole or in part, of an Annuity we issued that has the same or a similar benefit.

 ====================================================================================================================================
 The amount of any Target Value Credits are not immediately  vested and can be recovered by American Skandia under the circumstances and for the time periods  shown below.  If American  Skandia  exercises its right to recover the amount of any Target Value Credit, any investment gain on the Target Value Credit will not be taken back.
 1.       If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
 2.       If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
 3.       If a  person  on  whose  life we pay the  Death  Benefit  dies,  or if a  "contingency  event"  occurs  which  triggers  a medically-related surrender:
 |X|      within 12 months after the date a Target Value Credit was allocated to your Account Value; or
 |X|      within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.
 Following completion of the above time periods, the amount of any Target Value Credits are vested in the Owner.
 ====================================================================================================================================

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation  period you can access your Account Value through Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time.  We may deduct a portion of the Account Value being  withdrawn or surrendered  as a CDSC. If you surrender your Annuity,  in addition to any CDSC, we may deduct the Annual  Maintenance  Fee,  any Tax Charge that  applies  and the charge for any  optional  benefits.  We may also apply a Market
Value  Adjustment  to any Fixed  Allocations.  Certain  amounts may be  available to you each Annuity Year that are not subject to a
CDSC.  These are called "Free  Withdrawals."  In addition,  under certain  circumstances,  we may waive the CDSC for surrenders made for  qualified  medical  reasons  or for  withdrawals  made to  satisfy  Minimum  Distribution  requirements.  Unless  you notify us differently,  withdrawals  are taken  pro-rata  based on the Account  Value in the  investment  options at the time we receive  your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally  subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the  payment.  The Code and  regulations  have  "exclusionary  rules" that we use to  determine  what portion of each annuity  payment  should be  treated as a return of any tax basis you have in the  Annuity.  Once the tax basis in the  Annuity  has been distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet  liquidity  needs,  you can withdraw a limited  amount from your Annuity during each of Annuity Years 1-8 without a
         CDSC  being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available  if you choose to surrender your Annuity.  Amounts  withdrawn as a Free  Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals in excess of the Free Withdrawal  amount.  We call this a "Partial  Withdrawal."  The amount that you may withdraw  will depend on the Annuity's  Surrender  Value.  The Surrender  Value is equal to your Account Value minus any CDSC,  the Annual  Maintenance  Fee,  the Tax Charge,  any charges for  optional  benefits  and any Market  Value
         Adjustment  that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your  Annuity  must have a Surrender
         Value of at least $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully  surrender  your Annuity.
         The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts  qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals or Systematic  Withdrawals
of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar amount after  deduction of any CDSC that applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that applies,  resulting in less money being payable to you than the amount you  requested.  If you request a net  withdrawal,  the amount  deducted  from your Account Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms  necessary  to make a withdrawal  from your  Annuity,  call  1-800-766-4530  or visit our  Internet  Website at
www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|      the "Growth" in the Annuity; or
|X|      10% of Purchase  Payments  that, as of the date of the  withdrawal,  have been invested for less than the CDSC period (with your Annuity, eight (8) years).  The 10% amount is not cumulative.

"Growth"  equals the current  Account  Value less all Purchase  Payments  that have been  invested for less than the CDSC period and have not been  previously  withdrawn.  "Growth"  does not include any  additional  amounts we applied to your Annuity  based on your
Purchase Payments (see "How Do I Receive Credits" and "What Are Target Value Credits").

NOTE:  Free  withdrawals  do not reduce the amount of any CDSC that would apply upon a partial  withdrawal or subsequent  surrender.
The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount  available as a Free  Withdrawal if your Annuity is used in connection with certain plans that receive  special  tax  treatment  under  the  Code.  As of the date of this  Prospectus,  the  Free  Withdrawal  privilege  has been eliminated for Annuities purchased as funding vehicles for retirement plans under Section 401 or 403(b) of the Code.

Examples
Assume you make an initial  Purchase  Payment of $10,000 and make no additional  Purchase  Payments.  Assume that in Annuity Year 2, due to positive investment  performance,  your Account Value is $12,500.  The maximum Free Withdrawal amount would be the greater of
Growth (Account Value minus Purchase  Payments = $2,500) or 10% of Purchase Payments  ($1,000).  Your maximum Free Withdrawal amount would therefore be $2,500.

Further  assume that in your third Annuity  Year,  you choose to surrender  your Annuity.  Assume that after taking your $2,500 Free
Withdrawal in Year 2, your Account Value has increased to $11,000 due to positive investment  performance.  Upon surrender,  we will deduct a CDSC of 8.5% based on the number of years that your Purchase  Payment has been  invested  times the amount of your Purchase
Payment  that has not been  previously  withdrawn  (8.5% of $10,000 = $850).  The amount of the  previous  Free  Withdrawal  was not subject to a CDSC when  withdrawn.  Therefore,  upon surrender,  the amount of the entire  Purchase  Payment is subject to the CDSC.
You would receive $10,150 minus the Annual Maintenance Fee and any Target Value Credits.

These  examples do not reflect  the effect of any  Credits or Target  Value  Credits.  These  amounts  are not  available  as a free withdrawal.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawal or Systematic  Withdrawal of
amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the accumulation  period.  Whether a CDSC applies and the amount to be charged  depends on whether the Partial  Withdrawal  exceeds  any Free  Withdrawal  amount and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.   If you request a Partial  Withdrawal we determine if the amount you requested is available as a Free  Withdrawal (in which case it would not be subject to a CDSC);
2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from  Purchase  Payments  that have been  invested  for longer than the CDSC period,  if any
         (with your Annuity, eight (8) years);
|X|      Second,  we withdraw the  remaining  amount from the Purchase  Payments  that are still  subject to a CDSC. We withdraw the
         "oldest" of your Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn.

     Any CDSC will only apply to the amount withdrawn that exceeds the Free Withdrawal amount.

     For purposes of calculating the CDSC on a partial  withdrawal,  the Purchase  Payments being withdrawn may be greater than your remaining  Account  Value or the  amount of your  withdrawal  request.  This is most  likely  to occur if you have  made  prior withdrawals  under the Free  Withdrawal  provision  or if your  Account  Value has  declined  in value due to  negative  market performance.

3.   If the amount  requested  exceeds the amounts  available  under Item#2 above,  we withdraw the remaining  amount from any other
     Account Value (including Account Value due to Credits and Target Value Credits).

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar  amount.  Systematic  Withdrawals  may be subject to a CDSC. We will  determine  whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals  can be made  from  Account  Value  allocated  to the  variable  investment  options  or Fixed  Allocations.
Generally,  Systematic  Withdrawals  from Fixed  Allocations  are  limited  to  earnings  accrued  after the  program of  Systematic
Withdrawals  begins, or payments of fixed dollar amounts that do not exceed such earnings.  Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual  or annual basis.  The Surrender  Value of your Annuity must be at least $20,000  before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100, we may postpone  the  withdrawal  and add the  expected  amount to the amount  that is to be  withdrawn  on the next  scheduled  Systematic
Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax treatment under Sections
401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to  receive  distributions  as a series of  "substantially  equal  periodic  payments".  Distributions received under this provision in any Annuity Year that exceed the maximum amount  available as a free  withdrawal will be subject to a CDSC. To request a program that complies with Section  72(t),  you must provide us with certain  required  information  in writing on a form  acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender
Value of your Annuity must be at least $20,000  before we will allow you to begin a program for  withdrawals  under  Section  72(t).
The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code.  We do not assess a CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such Minimum  Distributions  from your
Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to satisfy the minimum  distribution  requirements in relation to other savings or investment  plans under other  qualified  retirement plans not maintained with American Skandia.

The  amount of the  required  Minimum  Distribution  for your  particular  situation  may  depend  on other  annuities,  savings  or investments.  We will only  calculate  the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3) days advance  written notice to calculate and process the amount of your  payments.  You may elect to have Minimum
Distributions  paid out monthly,  quarterly,  semi-annually  or annually.  The $100 minimum that applies to  Systematic  Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can surrender your Annuity at any time.  Upon  surrender,  you will receive the Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of  calculating  the CDSC on  surrender,  the Purchase  Payments  being  withdrawn  may be greater than your  remaining
Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the
Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To  request  the  forms   necessary  to  surrender   your  Annuity,   call   1-800-766-4530   or  visit  our  Internet   Website  at
www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender  your Annuity prior to the Annuity Date without  application  of any CDSC upon occurrence of a  medically-related  "Contingency  Event". The amount payable will be your Account Value minus: (a) the amount of any
Credits  applied within 12 months of the  applicable  "Contingency  Event" as defined below;  (b) the amount of any Credits added in conjunction with any Purchase Payments received after our receipt of your request for a  medically-related  surrender (i.e. Purchase
Payments  received  at such time  pursuant to a salary  reduction  program;  and (c) the amount of any Target  Value  Credits  under certain circumstances.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be named or any change of Annuitant must be accepted by us, prior to the  "Contingency  Event" described below;
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X|      first confined in a "Medical Care Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make any annuity  payment  options  available in the future.  For additional  information on annuity  payment options you may request a Statement of Additional Information.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other  payments or death benefits would be payable.  This Option is  currently  available  on a fixed or  variable  basis.  Under this  option,  you cannot make a partial or full  surrender  of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This Option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the  Insurance  Charge  assessed  to cover the risk that key lives  outlive  our  expectations  provides  no  benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within eight years of the Annuity  Date limits your  annuity  payment  options.  Certain  annuity  payment  options may not be  available if your
Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the 1983a Individual  Annuity  Mortality Table with an assumed interest rate of 3% per annum.  Where required by law or regulation,  such annuity  table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR, as well as, other  factors  described  below.  The greater the AIR, the greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments will be higher than the first annuity  payment.  If the Sub-accounts you choose perform worse than the
AIR,  then  subsequent  annuity  payments  will be lower  than the  first.  Within  payment  options 5 and 6, the cash value for the
Annuitant  (while alive) and a variable  period of time during which  annuity  payments will be made whether or not the Annuitant is still alive are adjusted based on the performance of the Sub-accounts  relative to the AIR; however,  subsequent annuity payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate each annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any  premium  tax that  applies)  at the time you elect to begin  receiving annuity  payments.  The  schedule  of units will vary  based on the  annuity  payment  option  selected,  the length of any certain  period  (if  applicable),  the  Annuitant's  age and  gender  (if  annuity  payments  are due for the  life of the
         Annuitant) and the Unit Value of the  Sub-accounts  you initially  selected on the Issue Date. The calculation is performed for each Sub-account,  and the sum of the Sub-account  calculations  equals the amount of your annuity payment.  Other than to fund annuity  payments,  the number of units allocated to each Sub-account will not change unless you transfer among the
         Sub-accounts or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|

     Stabilized Variable Payments (Option 5)
     ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established for each Sub-account you choose on the annuitization date based on the applicable  benchmark rate,  meaning the AIR, and the annuity factors.  The annuity factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity provides a Death Benefit during its  accumulation  period.  If the Annuity is owned by one or more natural persons,  the
Death  Benefit is payable  upon the first  death of an Owner.  If the  Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated before the Annuitant's death and the  Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

Basic Death Benefit

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts  is used, in part,  to pay us for the risk we assume in providing  the basic Death Benefit  guarantee under the  Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.  Either  benefit  can be  purchased  for an additional charge. The additional charge is deducted to compensate  American Skandia for providing  increased  insurance  protection under the optional Death  Benefits.  Notwithstanding  the additional  protection  provided  under the optional Death  Benefits,  the additional cost has the impact of reducing the net performance of the investment options.  Under certain  circumstances,  your Death
Benefit may be reduced by the amount of any  Credits or Target  Value  Credits we applied to your  Purchase  Payments  (see "How are
Credits Applied to My Account Value" and "Recovery of Target Value Credits").

The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs during the first ten (10) Annuity Years:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs after the tenth (10th) Annuity Year:  The Death Benefit is your Account Value.

OPTIONAL DEATH BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
American Skandia offered the Guaranteed  Minimum Death Benefit with a 7.2%  accumulation  rate between February 14, 2000 and January
22, 2001 and a Guaranteed  Minimum Death Benefit with a 5.0%  accumulation  rate between February 14, 2000 and November 15, 2002, in those  jurisdictions  where we received  regulatory  approval.  Additionally,  American  Skandia  offered the  Enhanced  Beneficiary
Protection  Optional Death Benefit between May 1, 2001 and November 15, 2002, in those  jurisdictions  where we received  regulatory approval.  For Annuity Owners who purchased any of these optional Death Benefits  during the applicable  period,  the optional Death
Benefits will be calculated as described  below.  These  optional Death Benefits were only offered and must have been elected at the time you purchased your Annuity.
------------------------------------------------------------------------------------------------------------------------------------

You can purchase  either of two  optional  Death  Benefits  with your Annuity to provide an enhanced  level of  protection  for your beneficiaries.

NOTE:  You may not elect the Enhanced  Beneficiary  Protection  Optional  Death Benefit if you have elected any other Optional Death
Benefit.

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

------------------------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is being  offered  in those  jurisdictions  where we have  received regulatory  approval.  Certain terms and  conditions  may differ between  jurisdictions  once approved.  Please refer to the section entitled "Tax Considerations" for a discussion of special tax considerations for purchasers of this benefit.
------------------------------------------------------------------------------------------------------------------------------------

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above;

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

"Proportional  withdrawals"  are  determined  by  calculating  the  percentage  of your  Account  Value that each  prior  withdrawal
 -------------------------
represented when withdrawn.

"Death  Benefit  Amount"  includes your Account Value and any amounts added to your Account Value under the basic Death Benefit when
------------------------
the Death Benefit is calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

The amount calculated in Items 1 & 2 above may be reduced by any Credits or Target Value Credits under certain circumstances.

------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 50% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased.  If the
Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments
             ------------------
     on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each increasing  daily until the Owner's date of  death  at a rate of  5.0%,  subject  to a limit of 200% of the  difference  between  the sum of all  Purchase
              Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.  The amount calculated in Items 1 & 3 above may be reduced by any Credits or Target Value Credits under certain circumstances.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments  less the sum of all Proportional Reductions since the Death Benefit Target Date.

         The amount calculated in Item 1 above may be reduced by any Credits or Target Value Credits under certain circumstances.

See Appendix C for examples of how the Guaranteed Minimum Death Benefit is calculated.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can  terminate the Enhanced  Beneficiary  Protection  Optional  Death  Benefit and the  Guaranteed  Minimum Death Benefit at any
time. Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  Both optional Death
Benefits  will  terminate  automatically  on the Annuity  Date.  We may also  terminate  any optional  Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge from your  Account  Value if you elect to purchase  either  optional  Death  Benefit.  The  Enhanced  Beneficiary
Protection  Death  Benefit  costs 0.25% of Account  Value.  The  Guaranteed  Minimum  Death Benefit costs 0.30% of the current Death
Benefit.  The charges for these death  benefits  are  deducted in arrears each Annuity  Year.  No charge  applies  after the Annuity
Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you  surrender  the  Annuity,  elect to begin  receiving  annuity  payments  or  terminate  the  benefit  on a date other than an anniversary  of the Issue  Date,  the charge  will be  prorated.  During the first year  after the Issue  Date,  the charge  will be prorated from the Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account  Value in the variable  investment  options.  We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient  Account Value in the variable  investment options to pay the charge.  If your Annuity's  Account Value is insufficient to pay the charge,  we may deduct your remaining Account Value and terminate  your  Annuity.  We will notify you if your  Account  Value is  insufficient  to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments  not  extending  beyond the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an  election  prior to death  benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive  the Death
Benefit  proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable annuity payments
(annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be  considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.
However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant"  for a discussion of the treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides for  alternative  death benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified investment" that requires Minimum  Distributions.  Upon the Owner's death under an IRA, 403(b) or other  "qualified  investment",  a
Beneficiary  may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death  occurs  before the date Minimum  Distributions  must begin under the Code,  the Death  Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life  expectancy  of the  designated
         Beneficiary  (as long as payments begin by December 31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death  Benefit can be paid out over the life or life  expectancy of the spouse with such payments beginning no earlier than December  31st of the year  following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs  after the date  Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary has the flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue to be tax deferred.  Amounts  withdrawn each year,  including amounts  that are  required to be  withdrawn  under the Minimum  Distribution  rules,  are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your  particular  situation.  See the section  entitled "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the  Beneficiary  can request a withdrawal  of all or a portion of the Account Value at any time without  application  of a
              CDSC.
|X|      upon the death of the  Beneficiary,  any remaining  Account Value will be paid in a lump sum to the person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity  must be paid out to the  Beneficiary  according  to the Minimum  Distribution  rules  described above.

Please contact American Skandia for additional  information on the  availability,  restrictions and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the  decedent  was not the Owner or  Annuitant  as of the Issue  Date and did not  become  the Owner or  Annuitant  due to the prior
Owner's or  Annuitant's  death.  Any Death Benefit  (including  either  optional Death Benefit) that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension  period is completed,  the
Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We  determine  the amount of the Death  Benefit as of the date we receive  "due  proof of  death",  any  instructions  we require to determine  the method of payment and any other  written  representations  we require to  determine  the proper  payment of the Death
Benefit to all  Beneficiaries.  "Due proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of
"due proof of death" we  automatically  transfer the Death Benefit to the AST Money Market  Sub-account  until we further  determine the universe of eligible  Beneficiaries.  Once the universe of eligible  Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an  election  as to the method  they wish to receive  their  portion  of the Death  Benefit.  Absent an election  of a  Death  Benefit  payment  method,  no  Death  Benefit  can  be  paid  to the  Beneficiary.  We  may  require  written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  The Account
Value  includes  any  additional  amounts we  applied to your  Purchase  Payments  that we are  entitled  to recover  under  certain circumstances.  When determining the Account Value on any day other than a Fixed  Allocation's  Maturity Date, the Account Value may
include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee, the charge for any optional  benefits and any additional amounts we applied to your Purchase  Payments that we are entitled to recover upon  surrender of your Annuity.  The Surrender  Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you  allocate  Account  Value  to a  Sub-account,  you are  purchasing  units  of the  Sub-account.  Each  Sub-account  invests exclusively  in  shares  of an  underlying  Portfolio.  The  value of the  Units  fluctuates  with the  market  fluctuations  of the
Portfolios.  The value of the Units  also  reflects  the daily  accrual  for the  Insurance  Charge and if you  elected  one or more optional  benefits  whose annual  charge is deducted  daily,  the  additional  charge made for such  benefits.  There may be several different  Unit Prices for each  Sub-account  to reflect the Insurance  Charge and the charges for any optional  benefits.  The Unit
Price for the Units you purchase will be based on the total  charges for the benefits  that apply to your  Annuity.  See the section entitled  "What Happens to My Units When There is a Change in Daily  Asset-Based  Charges?"  for a detailed  discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each  Valuation  Day, we determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit Price is used for determining  the value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the number of Units  involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a Sub-account.  On the Valuation Day you make the allocation,  the Unit Price is $14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume  that  later,  you wish to  transfer  $3,000  of your  Account  Value  out of that
Sub-account  and  into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit  Price of the  original
Sub-account  has  increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477
Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255  Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.
The Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers or  withdrawals  from a
Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were  withdrawn.  To determine  the Account Value of a Fixed  Allocation  on any day other than its Maturity  Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American Skandia is generally open to process  financial  transactions on those days that the New York Stock Exchange (NYSE) is open for  trading.  There  may be  circumstances  where  the NYSE  does not open on a  regularly  scheduled  date or time or closes at an earlier time than scheduled  (normally  4:00 p.m. EST).  Financial  transactions  requested  before the close of the NYSE which meet our requirements will be processed according to the value next determined  following the close of business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE will be  processed  based on the value next  computed  on the next business  day.  There may be  circumstances  when the  opening or closing  time of the NYSE is  different  than  other  major  stock exchanges,  such as NASDAQ or the  American  Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial  Purchase  Payments:  We are required to allocate  your initial  Purchase  Payment to the  Sub-accounts  within two (2) days after we receive  all of our  requirements  to issue the  Annuity.  If we do not have all the  required  information  to allow us to issue your  Annuity,  we may retain  the  Purchase  Payment  while we try to reach you or your  representative  to obtain all of our requirements.  If we are unable to obtain all of our  required  information  within  five (5) days,  we are  required  to return the
Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase  Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include  transfers  under  a  Dollar  Cost  Averaging,  rebalancing,  or  asset allocation program,  Systematic  Withdrawals,  Minimum Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are scheduled,  unless the scheduled day is not a Valuation Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:   "Unscheduled"  transactions  include  any  other  non-scheduled  transfers  and  requests  for  Partial
Withdrawals  or Free  Withdrawals  or  Surrenders.  Unscheduled  transactions  are  processed  and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death  Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation before  processing.  We price such transactions as of the date we receive at our Office all supporting  documentation we require for such transactions and that are satisfactory to us.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Termination of Optional  Benefit:  If you terminate the  Guaranteed  Return Option  program,  we will no longer deduct the charge we apply to purchase the optional  benefit.  On the date the charge no longer applies,  your Annuity will become subject to a different daily  asset-based  charge.  We will process a transaction  where your Account Value allocated to the  Sub-accounts  will be used to purchase new Units of the  Sub-accounts  that reflect the  Insurance  Charge,  but not the charge for the optional  program that you terminated.  The number of Units  attributed to your Annuity will be decreased  and the Unit Price of each unit of the  Sub-accounts in which you  invested  will be  increased.  The  adjustment  in the number of Units and Unit Price  will not  affect  your  Account
Value.  Beginning on that date,  your Account  Value will be  determined  based on the change in the value of Units that reflect the
Insurance Charge.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not  intended  to be  fully  comprehensive  nor is it  intended  as tax  advice.  Therefore,  you  may  wish  to  consult  a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American Skandia is taxed as a life insurance  company under Part I, subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains  earned by the
Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit  sharing plan or other  retirement  arrangement  that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity  until an amount is received (a  "distribution").  This is  commonly  referred to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity  payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the Annuity must currently  include  any  increase in the value of the Annuity  during a tax year in its gross  income.  An  exception  from  current taxation  applies for annuities held by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt  entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity  payments begin are generally  treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated  as receipt of  "income  on the  contract"  is  includible  in the  taxpayer's  gross  income and  taxable in the year it is received.  The amount of any  distribution  treated as a return of the  "investment  in the  contract"  is not  includible  in gross income.

|X|      "Income on the  contract" is calculated by  subtracting  the  taxpayer's  "investment  in the contract"  from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is equal to  total  purchase  payments  for all  "related  contracts"  minus  any  previous distributions  or portions of such  distributions  from such  "related  contracts"  that were not  includible  in gross income.
     "Investment  in the  contract"  may be affected by whether an annuity or any  "related  contract"  was  purchased  as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received on or after the Annuity  Date will  generally be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the  exclusion  ratio  differs  between fixed and variable annuity  payments.  When annuity  payments  cease  because of the death of the person upon whose life  payments are based and, as of the date of death,  the  amount of  annuity  payments  excluded  from  taxable  income by the  exclusion  ratio  does not exceed the
"investment in the contract," then the remaining  portion of unrecovered  investment may be allowed as a deduction on the decedent's final income tax return.

Penalty Tax on  Distributions:  Generally,  any  distribution  from an annuity  not used in  conjunction  with a Qualified  Contract
(Qualified  Contracts are  discussed  below) is subject to a penalty  equal to 10% of the amount  includible  in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life  expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's designated beneficiary;
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity contract when determining the taxation of distributions  before  annuitization.  We refer to these contracts as "related contracts."  In situations  involving  related  contracts we believe that the values under such  contracts and the investment in the contracts  will be added  together to determine the proper  taxation of a  distribution  from any one contract  described  under the section  "Distributions  before  Annuitization."  Generally,  distributions  will be  treated  as coming  first  from  income on the contract  until all of the  income on all such  related  contracts  is  withdrawn,  and then as a return  of the  investment  in the contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue Service would view related  contracts when one or more  contracts are immediate  annuities or are contracts that have been  annuitized.  The Internal  Revenue  Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are  particularly  cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  "substantially  equal  periodic  payments":  (also  known as  "72(t)" or  "72(q)"  distributions)  Any modification to a program of  distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such payments will result in the  requirement to pay the 10%  premature  distribution  penalty  that would have been due had the payments  been  treated as subject to the 10%  premature distribution  penalty in the years  received,  plus  interest.  This does not apply when the  modification  is by reason of death or disability.  American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the
10% penalty described above under "Penalty Tax on Distributions" for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract  were  contributed  or deemed to be  contributed more than one year  prior to the  annuity  starting  date  under the  immediate  annuity;  and (b) the  annuity  payments  under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased  through a tax-free exchange of a life insurance,  annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the  purchase  payments  made prior to August 14, 1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a distribution is equal to or less than the remaining  investment in the contract made prior to August 14,
1982,  such amounts are not included in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a  partial  exchange.  As of the  date of this  prospectus,  we will  treat a  partial  surrender  of this  type  involving  a non-qualified  annuity  contract as a "tax-free"  exchange  for future tax  reporting  purposes,  except to the extent that we, as a reporting and withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance companies may not recognize  these partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as subjecting the taxable  portion of the  distribution  to the 10% IRS early  distribution penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  on the remaining  life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries below of the  types of  tax-qualified  retirement  plans  with  which we may  issue an  Annuity.  These  summaries  provide  general information  about the tax rules and are not  intended to be  complete  discussions.  The tax rules  regarding  qualified  plans are complex.  These rules may include limitations on contributions and restrictions on distributions,  including  additional taxation of distributions  and  additional  penalties.  The  terms  and  conditions  of the  tax-qualified  retirement  plan  may  impose  other limitations  and  restrictions  that are in  addition  to the terms of the  Annuity.  The  application  of these  rules  depends  on individual  facts and  circumstances.  Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and  suitability of such an investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Economic Growth and Tax Relief  Reconciliation  Act (EGTRRA):  Certain states do not conform to the pension  provisions  included in
EGTRRA.  We  recommend  that you consult with your tax advisor to  determine  the status of your state's  statutes as they relate to
EGTRRA and your tax qualified retirement plan.

Corporate  Pension and  Profit-sharing  Plans:  Annuities may be used to fund  employee  benefits of various  corporate  pension and profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including  401(k) plans.  Contributions to such plans are not taxable to the employee until  distributions  are made from the retirement plan. The Code imposes  limitations on the amount that may be contributed  and the timing of  distributions.  The tax treatment of  distributions  is subject to special provisions of the Code, and also depends on the design of the specific  retirement plan.  There are also special  requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".  These plans are subject to most of the same types of limitations and  requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee  until  distributions  are made from the TSA.  The Code  imposes  limits on  contributions,  transfers  and  distributions.
Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes  eligibility  requirements as well.  Contributions  are not taxable to employees until  distributed from the plan.  However, plan assets  remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code allows  eligible  individuals  to maintain an  individual retirement  account  or  individual  retirement  annuity  ("IRA").  IRAs  are  subject  to  limitations  on the  amount  that may be contributed,  the  contributions  that may be deducted from taxable income,  the persons who may be eligible to establish an IRA and the time when  distributions  must commence.  Further,  an Annuity may be established  with "roll-over"  distributions  from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs:  A form of IRA is also  available  called a "Roth  IRA".  Contributions  to a Roth IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional  IRA was made and the  distribution is made
                                                                                                       ---
(a) once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth  IRAs  will  receive a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and  distributions.  It also  describes  the  conditions  under which  distributions  from IRAs and qualified  plans  may be  rolled  over or  transferred  into an IRA or  another  qualified  plan,  on a  tax-deferred  basis and the conditions  under which  distributions  from  traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may  establish  Simplified  Employee  Pensions or SEP IRAs.  Employer
contributions  that may be made to employee SEP IRAs are larger than the amounts that may be  contributed  to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under  Section 72 of the Code.  Under these rules,  a portion of each distribution  may be excludable  from income.  The  excludable  amount is the proportion of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7)
         of the Code);
|X|      is part of a series  of  substantially  equal  periodic  payments  to be paid not less  frequently  than  annually  for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*;
|X|      is made pursuant to an IRS levy;
|X|      is made to pay qualified acquisition costs for a first time home purchase (IRA only);
|X|      is made to pay qualified higher education expenses (IRA only); and
|X|      is not more than the cost of your medical insurance (IRA only).

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.  The  retirement option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum Distribution rules. For Minimum  Distributions  required in 2002, the  individual  may utilize the 2002 Final  Regulations,  the 2001  Proposed  Regulations  or the 1987  Proposed  Regulations.  For
Minimum Distributions  required in 2003 and later,  individuals are required to use the rules under the 2002 Final Regulations.  The
2002 Final  Regulations  contain a  provision  which  could  increase  the  amount of minimum  distributions  required  for  certain individuals.  Under the 2002 Final  Regulations,  individuals are required to include in their annuity  contract value the actuarial value of any other  benefits  that will be  provided  under the  annuity.  We and other  annuity  providers  are  currently  seeking clarification  of this new rule.  You  should  consult  your tax  adviser  to  determine  the  impact  of this rule on your  Minimum
Distributions.

Under the new Minimum  Distribution  rules, a uniform life expectancy table will be utilized by all participants except those with a spouse who is more than ten (10)  years  younger  than the  participant.  In that case,  the new rules  permit  the  participant  to utilize the actual life  expectancies of the participant  and the spouse.  In most cases,  the beneficiary may be changed during the participant's  lifetime with no affect on the Minimum  Distributions.  At death,  the  designated  Beneficiary  may  generally  take
Minimum Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum  required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly  distributed.  Because of the many recent changes to the Minimum  Distribution  rules,  we strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations prescribe the  diversification  requirements  for variable  annuity  contracts.  We expect the underlying  mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity for tax  purposes  if persons  with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such guidelines may or may not address the number of investment  options or the number of transfers  between  investment  options offered under a variable annuity.
It is not known whether such guidelines,  if in fact promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered  pursuant to this  Prospectus.
We will take any action,  including  modifications to your Annuity or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject  to  automatic  20%
withholding for Federal income taxes. The following  distributions  are not eligible  rollover  distributions and not subject to 20%
withholding:
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of substantial  periodic  payments pursuant to Section 72(q) or 72(t) of the Code;
     and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments  and Pledges:  Any amount  received  directly or indirectly  as a loan from, or any  assignment or pledge of any portion of the value of, an annuity  before annuity  payments have begun is treated as a distribution  subject to taxation under the distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity and while such  assignment  or pledge  remains  in effect is  treated as  "income  on the  contract"  in the year in which it is  earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge includible  in gross  income.  The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other than the spouse of the owner (or former  spouse  incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant  succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a confirmation  statement to you each time a transaction  is made affecting  Account Value, such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual
Maintenance  Fee, in quarterly  statements  instead of  confirming  them  immediately.  You should review the  information  in these statements  carefully.  You may  request  additional  reports.  We  reserve  the right to charge up to $50 for each such  additional report.

Any errors or  corrections  on  transactions  for your  Annuity  must be  reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  All transactions  confirmed  immediately or by quarterly statement are deemed conclusive after the applicable
30-day  period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements  for the
Separate Account and the Portfolios,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc., whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  American Skandia markets its products to broker-dealers  and financial  planners through an internal field marketing staff. In addition,  American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC;  (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC.
No company  other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The separate  accounts are where American  Skandia sets aside and invests the assets of some of our annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in a separate account  established under the laws of the State of Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout period,  assets supporting fixed annuity payments  and any  adjustable  annuity  payments we make  available  are held in our general  account.  Assets  supporting  variable annuity  payment  options  may be invested in our  separate  accounts.  Income,  gains and losses  from  assets  allocated  to these separate  accounts are credited to or charged against each such separate account without regard to other income,  gains or losses of
American Skandia or of any other of our separate  accounts.  These assets may only be charged with liabilities  which arise from the
Annuities  issued by American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in  Sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B".
Separate  Account B was  established by us pursuant to Connecticut  law on November 25, 1987.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  The name of each  Sub-account  generally  corresponds  to the name of the  underlying  Portfolio.  Each  Sub-account  in
Separate  Account B may have  several  different  Unit Prices to reflect  the  Insurance  Charge and the  charges  for any  optional benefits that are offered under this Annuity and other  annuities  issued by us through  Separate  Account B. Separate  Account B is registered with the SEC under the Investment  Company Act of 1940 ("Investment  Company Act") as a unit investment trust, which is a type of investment company.  The SEC does not supervise investment policies, management or practices of Separate Account B.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional benefit offered under Annuity  contracts  funded through Separate Account B. The  consolidation of Separate
Account B will have no impact on Annuity Owners.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated  to the  Sub-accounts  may increase or  decrease.  You bear the entire  investment  risk.  There is no assurance  that the
Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our obligations  based on Fixed  Allocations are held in American Skandia Life
Assurance  Corporation  Separate  Account D, also  referred to as  "Separate  Account D".  Such  obligations  are based on the fixed interest  rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We are not obligated to invest  according to specific  guidelines or strategies  except as may be required by Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the  Sub-accounts  invest.  However,  under SEC rules, you have voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an  underlying  mutual fund  portfolio requests a vote of  shareholders,  we will vote our shares based on  instructions  received from Owners with Account Value allocated to that  Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares  for which we have  received  instructions.  We will  furnish  those  Owners who have  Account  Value  allocated  to a
Sub-account  whose  underlying  mutual fund portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a  fundamental  investment  strategy,  adoption  of a new  investment  advisory  agreement,  or matters  relating  to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

Material Conflicts
It is possible that  differences  may occur between  companies  that offer shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable life insurance  products.  Differences may also occur surrounding the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material  conflicts," in which case we would take  necessary  action to protect  persons with voting rights under our variable  annuity  contracts  and variable  life  insurance policies  against  persons  with  voting  rights  under other  insurance  companies'  variable  insurance  products.  If a "material conflict" were to arise between owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take  necessary  action to treat such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise due to differences  in voting  instructions  between  owners of variable  life  insurance  and  variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of  brokerage  commissions  in connection  with  purchases  and sales of securities  held by  portfolios of American  Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission  plus ongoing  annual  compensation  based on all or a portion of Account  Value.  We may also provide  compensation  for providing  ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional  charge to you or to the Separate  Account.  No compensation is payable on Annuities  purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may  advertise  certain  information  regarding  the  performance  of the  investment  options.  Details  on how we calculate  performance  for the  Sub-accounts  are found in the  Statement of Additional  Information,  including how we account for
Credits in these performance  measures.  This information may help you review the performance of the investment  options and provide a basis for comparison with other  annuities.  This  information may be less useful when comparing the performance of the investment options with other savings or investment  vehicles.  Such other  investments  may not provide some of the benefits of annuities,  or may not be designed for  long-term  investment  purposes.  Additionally  other  savings or  investment  vehicles may not receive the beneficial tax treatment given to annuities under the Code.

We may advertise the performance of the Portfolios in the form of "Standard" and  "Non-standard"  Total Returns  calculated for each
Sub-account.  "Standard Total Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent,  one, five and ten year periods (or since the inception  date that the Portfolio has been offered as a Sub-account, if less).  "Standard Total Return" figures assume that the applicable  Insurance Charge and the Annual  Maintenance Fee are deducted and that the Annuity is  surrendered  at the end of the applicable  period,  meaning that any Contingent  Deferred Sales Charge that would  apply upon  surrender  is also  deducted.  "Standard  Total  Return"  figures  do not take into  consideration  any  Credits.
"Non-standard  Total Return" figures  include any  performance  figures that do not meet the SEC's rules for Standard Total Returns.
Non-standard  Total Returns are  calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and  charges.  In  particular,  they may  assume no  surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard  Total  Return"  figures  may assume  Credits of 1.5%,  3.0%,  4.0% or 5.0%,  respectively,  depending  on the cumulative amount of Purchase  Payments being  illustrated.  The amount of credits  illustrated may be more or less than the Credits applicable  to your Annuity (see "What are Credits and How Do I Receive  Credits?").  Standard and  Non-standard  Total Returns will not reflect the  additional  asset-based  charges  that are deducted  when you elect any  optional  benefits.  The  additional  cost associated with any optional  benefits you elected will reduce your performance.  Non-standard  Total Returns must be accompanied by
Standard Total Returns.  Any performance advertisements will not reflect the impact of any Target Value Credits.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the  performance  of money  market-type  Sub-accounts  using a measure of the "current and  effective  yield".  The current yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of calculation.  The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a  Sub-account.  The current  and  effective  yields  reflect the  Insurance  Charge and the charge for any  optional benefits (if  applicable)  deducted  against the  Sub-account.  In a low interest  rate  environment,  yields for money  market-type
Sub-accounts,  after  deduction of the Insurance  Charge,  and the charge for any optional  benefits (if applicable) may be negative even though the yield (before  deducting for such charges) is positive.  Current and effective  yield  information  will  fluctuate.
This information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment  companies which do not serve as underlying  mutual funds for variable  annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the underlying  mutual funds or portfolios and upon prevailing  market conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such  underlying  mutual  fund or  portfolio.  In  addition,  the total  amount of  asset-based  charges  assessed  against  each
Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are crediting to new Fixed  Allocations.  Information  on  current  rates  will be as of the date  specified  in such  advertisement.  Rates  will be included in  advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed  Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating  our ability to meet our  obligations in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of
Separate Account B.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,   as  well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or  superseded  by a statement in this  Prospectus  or in a  later-filed  document,  such  statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2001  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated  by reference in this  Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing  to us via  regular  mail at  American  Skandia  -  Variable  Annuities,  P.O.  Box 7040,  Bridgeport,  Connecticut
       06601-7040 OR for express mail American  Skandia - Variable  Annuities,  One Corporate  Drive,  Shelton,  Connecticut  06484.
       NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You can obtain account information  through Skandia's  Telephone  Automated Response System (STARS) and at  www.americanskandia.com, our  Internet  Website.  Our  Customer  Service  representatives  are also  available  during  business  hours to  provide  you with information  about your account.  You can request certain  transactions  through our telephone voice response  system,  our Internet
Website  or  through  a  customer  service  representative.  You  can  provide  authorization  for a  third  party,  including  your attorney-in-fact  acting  pursuant to a power of attorney or an  investment  professional,  to access your account  information  and perform certain  transactions on your account.  You will need to complete a form provided by us which identifies those  transactions that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your  Annuity or you may  establish  or change your PIN through  STARS and at  www.americanskandia.com,  our  Internet
Website.  Any third party that you  authorize  to perform  financial  transactions  on your  account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B

                                     APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(table in thousands)                                         For the Year Ended December 31,
                                              2001          2000           1999          1998          1997
                                              ----          ----           ----          ----          ----
STATEMENT OF OPERATIONS DATA
Revenues:
Annuity and life insurance charges and fee$*   378,693  $    424,578   $    289,989  $    186,211  $    121,158
Fee income                                     111,196       130,610         83,243        50,839        27,593
Net investment income                           20,126        11,656         10,441        11,130         8,181
Premium income and other revenues                3,368         4,778          3,688         1,360         1,082
                                          ------------  ------------   ------------  ------------  ------------

Total revenues                            $    513,383  $    571,622   $    387,361  $    249,540  $    158,014
                                          ============  ============   ============  ============  ============

Benefits and Expenses:
Annuity and life insurance benefits       $      1,955  $        751   $        612  $        558  $      2,033
Change in annuity and life insurance
     policy reserves                           (39,898)       45,018          3,078         1,053            37
Cost of minimum death benefit                        -             -          2,945         5,144         4,545
reinsurance
Return credited to contractowners               16,833         9,046         (1,639)       (8,930)       (2,018)
Underwriting, acquisition and other
     insurance expenses                        420,802       335,213        206,350       167,790        90,496
Interest expense                                73,424        85,998         69,502        41,004        24,895
                                          ------------  ------------   ------------  ------------  ------------

Total benefits and expenses               $    473,116  $    476,026   $    280,848  $    206,619  $    119,988
                                          ============  ============   ============  ============  ============

Income tax expense                        $      7,168  $     30,779   $     30,344  $      8,154  $     10,478
                                          ============  ============   ============  ============  ============

Net income                                $     33,099  $     64,817   $     76,169  $     34,767  $     27,548
                                          ============  ============   ============  ============  ============

STATEMENT OF FINANCIAL CONDITION DATA
Total Assets                              $ 28,036,860  $ 31,702,705   $ 30,881,579  $ 18,848,273  $ 12,894,290
                                          ============  ============   ============  ============  ============

Future fees payable to parent             $    797,055  $    934,410   $    576,034  $    368,978  $    233,034
                                          ============  ============   ============  ============  ============

Surplus Notes                             $    144,000  $    159,000   $    179,000  $    193,000  $    213,000
                                          ============  ============   ============  ============  ============

Shareholder's Equity                      $    577,668  $    496,911   $    359,434  $    250,417  $    184,421
                                          ============  ============   ============  ============  ============

*        On annuity and life insurance sales of $3,834,167,  $8,216,167,  $6,862,968,  $4,159,662, and $3,697,990,  during the years ended December 31, 2001, 2000, 1999, 1998 and 1997,  respectively,  with contractowner  assets under management of $26,017,847,
     $29,751,822, $29,396,693, $17,854,761, and $12,119,191, as of December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and Analysis of Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Results of Operations
---------------------

Annuity and life  insurance  sales  decreased 53% in 2001 to  $3,834,167,000  as compared to a 20% increase in 2000. The decrease in sales in 2001 was consistent with the general decline in sales  throughout the variable annuity  industry,  attributed in large part to the decline in the equity  markets.  The sales  growth in 2000 was driven by  significant  sales  volume in the first  quarter of
2000 due to the strong  equity  market  performance.  However,  the decline in the equity  markets  during the remainder of the year negatively  impacted sales as the first quarter level of sales was not  sustained.  The Company has announced its intention to focus on the growth of its core variable  annuity  business,  with a continuing  focus on  increasing  sales  through  innovative  product development  activities,  the expansion of its wholesaling force through  recruitment and retention of top producers,  and providing consistently good customer service.

Average assets under management totaled  $27,020,489,000 in 2001,  $31,413,809,000 in 2000 and $21,984,759,000 in 1999, representing a decrease of 14% in 2001 and an increase of 46% in 2000.  As a result of the  decrease  in sales  volume and average  assets  under management,  annuity and life  insurance  charges and fees  decreased  11% in 2001,  as compared to an increase of 46% in 2000.  Fee income generated from transfer agency-type and investment support activities decreased 15% in 2001 and increased 57% in 2000.

Net  investment  income  increased 73% in 2001 compared to 2000 and increased 12% in 2000 compared to 1999. The increase in 2001 was primarily  due to a higher level of fixed  maturity  investments  in support of the Company's  risk-based  capital  objectives.  The increase  in 2000 was  primarily  due to the  higher  level  of  fixed  maturity  investments  partially  offset  by  $6,939,000  of amortization of premiums paid on derivative  instruments.  Excluding the derivative  amortization,  net investment  income increased
62% in 2000 as a result of increased fixed maturity investments in support of the Company's risk-based capital objectives.

Premium income represents  premiums earned on the sale of ancillary  contracts such as immediate  annuities with life contingencies, supplementary  contracts  with life  contingencies  and certain life  insurance  products.  Sales of these products will increase or decrease over time  depending on the payout  elections of the  policyholders.  Management  expects  supplementary  contracts to grow over time with the maturing of the core business lines.

Net  realized  investment  gains  totaled  $928,000 in 2001,  compared  to losses of  $688,000  in 2000.  The gross gain in 2001 was partially  offset by losses on securities in the fixed maturity  portfolio.  The most  significant  loss was  $2,636,000  related to
Enron  securities.  In addition net realized  losses were  incurred due to  redemption's  of mutual fund  holdings in support of the
Company's  non-qualified  deferred  compensation program. The change from 1999 to 2000 was primarily due to realized losses on sales of securities in the fixed  maturity  portfolio.  These losses were  partially  offset by realized  gains on sales of fixed maturity investments and mutual funds.

The change in annuity policy  reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the company's  guaranteed minimum death benefit ("GMDB")  liability.  The GMDB reserve decreased  $43,984,000 in 2001, as the result of an update of certain  reserve  assumptions  during 2001 to reflect more realistic  expectations  as to risks inherent in the GMDB liability.  These changes  reduced the GMDB liability  significantly.  Previous  assumptions  had been based on statutory  valuation principles as an  approximation  for  accounting  principles  generally  accepted in the United States ("U.S.  GAAP").  In addition, future  mortality  rates have been lowered to reflect  favorable past  experience.  This decrease in 2001 compares to an increase in
GMDB reserves of $44,186,000 in 2000.

Certain assumptions were also updated in the calculation of the deferred acquisition cost asset,  however,  offsetting the resulting increase in earnings and equity as a result of changes in the GMDB  liability.  The  amortization  of such costs are  determined  in large part by changes in the  expectations  of future  gross  profits of the  variable  annuity  business.  In 2001,  the decline in equity  markets  resulted in a  significantly  lower estimate of future gross profits,  thereby  increasing the expenses  recognized through amortization.

In 1999,  the Company began to develop a program  utilizing  equity put options to manage the risks  embedded in the GMDB in annuity contracts that would result from significant  declines in the equity markets.  Prior to the  implementation  of the hedge strategies utilizing equity put options,  the Company had reinsured  substantially  all of its exposure on the GMDB liability.  The reinsurance was terminated during the second quarter of 1999 as the reinsurer exited this market.

Return  credited to  contractowners  consists of revenues on the variable  and market value  adjusted  annuities  and variable  life insurance,  offset by the benefit  payments  and changes in  reserves  required on this  business.  Market  value  adjusted  annuity activity  has the  largest  impact on this  benefit.  In 2001 and 2000,  the  Separate  Account  investment  returns  on the  assets supporting  market value adjusted  annuities were less than the expected returns as calculated in the reserves,  contributing to the significant  increase in the return credited to  contractholders  benefit.  In addition,  this benefit  increased as a result of the amortization of unearned  Performance  Advantage target value credits,  which increased  $12,814,581 in 2001 over 2000 due primarily to increased  sales of products  containing  this feature.  Other  significant  contributors to the change from 2000 to 2001 include guaranteed minimum death benefit payments on variable  annuities,  which were driven up due to the market declines in 2001, totaling
$2,569,000  net of gains on equity put  options as well as  increased  costs  associated  with  processing  of  backdated  financial transactions.

Underwriting, acquisition and other insurance expenses for 2001, 2000 and 1999 were as follows:

                 (table in thousands)                        2001               2000              1999
                                                             ----               ----              ----
Commissions and purchase credits                           $ 238,847         $ 393,494      $     358,279
General operating expenses                                   167,044           252,206            214,269
Acquisition costs deferred during the year                  (209,136)         (495,103)          (450,059)
Acquisition costs amortized during the year                  224,047           184,616             83,861
                                                           ---------         ---------          ---------
Net amortization of deferred acquisition costs                14,911          (310,487)          (366,198)
                                                           ---------         ----------         ----------
Underwriting, acquisition and other insurance
     expenses                                              $ 420,802         $ 335,213          $ 206,350
                                                           =========         =========          =========

Underwriting,  acquisition  and other  insurance  expenses  increased  26% and 62% in 2001 and 2000,  respectively.  Lower sales and asset levels in 2001 led to a 39% decease in  commissions  and purchase  credits.  Partially  offsetting  this decline,  the company launched a  commission  promotion  program  during  2001,  which  increased  commissions  as a  percentage  of new sales.  Increased commissions and purchase credits reflect the increase in sales in both 2000 and 1999.

General  operating  expenses  decreased 34% from 2000 as a result of lower sales-based  compensation and expense reduction  programs implemented  in 2001 (see Note 18 to the  consolidated  financial  statements).  In addition,  variable  compensation  and long-term incentive plan expense have  decreased due to the slowdown in sales and decline in equity  markets.  Significant  investments in new product development and Internet-based technology contributed to general operating expense increases in both 2001 and 2000.

The company  updated  certain  assumptions in the calculation of expected gross profits used to develop  deferred  acquisition  cost amortization  rates to reflect more recent  experience and current equity market  conditions.  As a result of this the  amortization of such costs increased significantly over the year 2000.

The  amortization of acquisition  costs increased  substantially  in 2000 compared to 1999 as the associated costs from record sales in late 1999 and early 2000 were recognized in accordance with profit and expense recognition models under U.S. GAAP.

Interest  expense  decreased  $12,574,000  in 2001 as a result of the reduction in borrowing and increased  $16,496,000 in 2000 as a result of additional  securitized  financing  transactions,  which consist of the transfer of rights to receive  future fees to ASI,
which  fees   collateralize   notes  issued  in  private   placements  by  ASI  through  special  purpose  trusts   ("securitization
transactions").  In  addition,  the Company paid down surplus  notes on December 3, 2001 and  December 10, 2000 of  $15,000,000  and
$20,000,000  respectively.  Surplus  notes  outstanding  as of December 31, 2001 and 2000  totaled  $144,000,000  and  $159,000,000, respectively.

The  effective  income tax rates for the years ended  December 31,  2001,  2000 and 1999 were 18%,  32% and 28%,  respectively.  The effective  rate is lower than the  corporate  rate of 35% due to permanent  differences,  with the most  significant  item being the dividend  received  deduction.  Management  believes that,  based on the taxable income  produced in the past two years,  as well as continued  growth in annuity sales, the Company will produce  sufficient  taxable income in future years to realize its deferred tax assets.

The Company  generated net income after tax of  $33,099,000,  $64,817,000  and  $76,169,000  in 2001,  2000 and 1999,  respectively.
Equity market  volatility  during 2001 directly  impacted  revenues,  sales and ultimately  expenses for the company.  Revenues were lower than expected due to the  significant  drop in sales year over year, as well as the negative  performance  of the mutual funds underlying  annuity and  insurance  contracts.  Benefits  were higher than  expected  due to the death  claims paid in excess of the account values of the specific  contracts due to GMDB  provisions in such  contracts.  Expenses were  relatively  higher compared to sales and assets than in prior  periods.  Expense  reduction  programs  were  implemented  during the year to better match  expenses incurred  with sales  activity and  management  of the book of business.  Revenue  increases in 2000 were more than offset by higher benefits and expenses driven primarily from the increase in the reserve  requirement  related to the GMDB as a result of the decline in the equity markets.  Investments in new product development and technology also contributed to the increase in expenses.

The Company  considers  Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term  savings products in future years. As such,  Skandia Vida has generated net losses of $2,619,000,  $2,540,000 and $2,523,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

Total assets declined 12% in 2001 as a direct result of the decrease in separate  account assets.  Separate  account assets declined consistent with the drop in the equity market, offset in part by new net sales activity.

Liabilities  declined 12% in 2001 as a result of several  factors.  Reserves and Separate  Account  liabilities  required to support the annuity and life insurance  business declined  consistent with market valuing of the underlying assets as well as the changes in the GMDB reserve.  Payable to affiliate  increased due to borrowing from ASI to support  temporary  operating cash needs.  Reduction in Future Fees Payable to ASI declined,  consistent with the  securitization  transaction cash flow realized on the designated block of contracts.

Significant Accounting Policies
-------------------------------

For information on the Company's significant  accounting policies,  see Notes to Consolidated  Financial  Statements.  Specifically,
for Deferred  Acquisition  Costs,  see Note 21, for Separate  Accounts,  see Note 20 and for the Company's  employee  profit sharing programs, see Note 13.

Liquidity and Capital Resources
-------------------------------

The Company's liquidity requirement was met by cash from insurance operations, investment activities and borrowings from ASI.

In 2001, the Company had net positive  operating  cash flow as a result of increased cash from insurance  operations and a decreased acquisition  cost cash flow strain due to the  reduction in sales  activity.  In 2000,  the majority of the  operating  cash outflow resulted from the sale of variable  annuity and variable life products that carry a contingent  deferred sales charge.  This type of product  causes a temporary  cash strain in that 100% of the  proceeds  are  invested in separate  accounts  supporting  the product leaving a cash (but not  capital)  strain  caused by the  acquisition  cost for the new  business.  This cash  strain  required  the
Company to look beyond the cash made available by insurance  operations  and  investments of the Company to financing in the form of surplus notes, capital contributions, cash advances, securitization transactions and modified coinsurance reinsurance arrangements:

During 2001 and 2000, the Company  received  $45,500,000 and  $69,000,000,  respectively,  from ASI to support the solvency  capital needs and anticipated growth in business of its U.S.  operations.  In addition,  the Company received $2,500,000 and $2,450,000 from
ASI in 2001 and 2000, respectively, to support its investment in Skandia Vida.

In 2001, in anticipation of more permanent financing,  the Company received approximately  $100,000,000 from ASI in the form of cash advances.  These amounts are reported as Payable to Affiliates in the Consolidated Statements of Financial Condition.

Funds received from new  securitization  transactions  amounted to  $476,288,000 in 2000 (see Note 8 to the  consolidated  financial statements).

During 2001 and 2000, the Company extended its reinsurance  agreements.  The Company also entered into a reinsurance  agreement with
SICL in 2000. The reinsurance  agreements are modified  coinsurance  arrangements  where the reinsurer shares in the experience of a specific book of business.

The Company expects the continued use of reinsurance and  securitization  transactions to fund the cash strain  anticipated from the acquisition costs on future years' sales volume.

As of December 31, 2001 and 2000,  shareholder's  equity totaled  $577,668,000 and  $496,911,000,  respectively.  The increases were driven by the previously mentioned capital contributions received from ASI and net income from operations.

The Company has long-term surplus notes and short-term borrowings from ASI.  No dividends have been paid to ASI.

The National Association of Insurance  Commissioners  ("NAIC") requires insurance companies to report information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These requirements are intended to allow insurance  regulators to identify companies that may need regulatory  attention.  The RBC model law requires that insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks.  The formula  includes  components for asset risk,  insurance risk,  interest rate risk and business risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

Effects of Inflation
--------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company believes that it is well positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning  concerns and supplemental  retirement  needs. The Company has renewed its focus on its core variable annuity  business,  offering  innovative long-term  savings and income products,  strengthening its wholesaling  efforts and providing  consistently good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits  affiliation among banks,  securities firms and insurance  companies.  This legislative change has created  opportunities for continued  consolidation in the financial services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company  such as pension  reform,  capital  gains and estate tax changes, privacy  standards and Internet  regulation.  Additional  pension reform may change  current tax deferral rules and allow  increased contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities for the Company.  A capital gains tax  reduction may cause  tax-deferred  products to be less  attractive to consumers,  which could adversely  impact the Company.  New privacy  standards  and Internet  regulation  may impact the  Company's  strategic  initiatives, especially related to potential business relationships with web-based technology providers.

Forward Looking Information
---------------------------

The Private Securities  Litigation Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for forward-looking  statements,  so long as those statements are identified as forward-looking,  and the statements are accompanied by meaningful  cautionary statements that identify  important  factors that could cause actual results to differ  materially  from those  discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and Analysis of Financial  Condition  and Results of Operations is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These  forward-looking  statements  rely on a number  of  assumptions  concerning  future  events,  and are  subject  to a number of significant  uncertainties  and  results to differ  materially  from these  statements.  You should not put undue  reliance on these forward-looking  statements.  We disclaim any intention or obligation to update or revise forward-looking  statements,  whether as a result of new information, future events or otherwise.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest rates and equity prices.  The following  discussion  focuses on specific  exposures the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks, and includes  "forward-looking  statements" that involve risk and uncertainties.  The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

Interest Rate Risk
------------------

Fluctuations  in interest rates can  potentially  impact the Company's  profitability  and cash flows.  At December 31, 2001, 97% of assets  held under  management  by the Company are in  non-guaranteed  Separate  Accounts  for which the  Company's  exposure is not significant,  as the contractowner  assumes  substantially all the investment risk. On the remaining 3% of assets, the interest rate risk from  contracts  that carry  interest rate exposure is managed  through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2001, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate  annuities,  fixed supplementary  contracts,  the fixed investment option offered in its variable life insurance  contracts,  and in support of the Company's target solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these investments.  All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the  contractowner.  Guarantee  period options  available range from one to ten years.  Withdrawal of funds, or transfer of funds to variable  investment  options,  before the end of the guarantee period subjects the  contractowner  to a market value  adjustment  ("MVA").  In the event of rising  interest rates,  which make the fixed maturity  securities  underlying the guarantee less valuable,  the MVA could be negative.  In the event of declining  interest rates, which make the fixed maturity  securities  underlying the guarantee more valuable,  the MVA could be positive.  The resulting increase or decrease in the value of the fixed option,  from  calculation of the MVA,  should  substantially  offset the increase or decrease in the market value of the securities underlying the guarantee.  The Company maintains strict  asset/liability  matching to enable this offset.  However, the Company still takes on the default risk for the underlying  securities,  the interest rate risk of reinvestment  of  interest  payments  and the risk of failing to maintain  the  asset/liability  matching  program  with  respect to duration and convexity.

Liabilities  held in the  Company's  guaranteed  separate  account as of December  31, 2001  totaled  $1,092,944,000.  Fixed  income investments  supporting  those  liabilities  had a fair value of  $1,092,944,000.  The Company  performed a sensitivity  analysis on these  interest-sensitive  liabilities and assets at December 31, 2001. The analysis showed that an immediate  decrease of 100 basis points in interest rates would result in a net increase in liabilities and the  corresponding  assets of  approximately  $37,300,000 and  $41,500,000,  respectively.  An  analysis  of a 100 basis point  decline in  interest  rates at December  31, 2000 showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800,000 and $39,900,000, respectively.

Equity Market Exposure
----------------------

The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the
Company.  Various  fees and  charges  earned  are  substantially  derived  as a  percentage  of the  market  value of  assets  under management.  In a market decline,  this income would be reduced.  This could be further compounded by customer  withdrawals,  net of applicable  surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed  above. A 10% decline in the market value of the assets under  management at December 31, 2001,  sustained  throughout  2002, would result in an approximate drop in related annual fee income of  $49,727,000.  This result was not materially  different than the result  obtained from the analysis performed as of December 31, 2000.

Another equity market risk exposure of the Company  relates to the guaranteed  minimum death benefit  liability.  Declines in equity markets and,  correspondingly,  the  performance  of the mutual funds  underlying  the Company's  products,  increase the guaranteed minimum death benefit liabilities.  As discussed in Note 2E of the consolidated  financial  statements,  the Company uses derivative instruments to hedge against the risk of  significant  decreases in equity  markets.  Prior to the  implementation  of this program, the Company used reinsurance to mitigate this risk.

The  Company  has a small  portfolio  of equity  investments  consisting  of mutual  funds,  which are held in support of a deferred compensation  program.  In the event of a decline  in market  values of  underlying  securities,  the value of the  portfolio  would decline;  however the accrued  benefits  payable under the related  deferred  compensation  program would decline by a corresponding amount.

Estimates of interest rate risk and equity price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the  uncertainty  of future  interest rate  movements,  volatility  in the equity  markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is a  wholly-owned  subsidiary  of  Skandia  Insurance  Company  Ltd.) as of  December  31,  2001 and  2000,  and the  related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2001. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments
and Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                        (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                       (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                        (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                        (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2001

1.       ORGANIZATION AND OPERATION

         American  Skandia Life  Assurance  Corporation  (the  "Company") is a  wholly-owned  subsidiary of American  Skandia,  Inc.
         ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops long-term savings and retirement products which are distributed  through its affiliated  broker/dealer company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues variable and term life insurance and variable,  fixed, market value adjusted deferred and immediate annuities for individuals,  groups and qualified pension plans.  The Company has announced its  intention to focus on its core  variable  annuity  business by exiting the qualified pension plan market and limiting its variable life insurance  offerings to single premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled  in Mexico.  Skandia  Vida had total  shareholder's  equity of  approximately  $4,179,000  and  $4,402,000  as of
         December  31,  2001,  and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has  invested in the
         Skandia Vida  operations  with the expectation of generating  profits from long-term  savings  products in future years. As such,  Skandia Vida has generated net losses of  approximately  $2,619,000,  $2,540,000  and  $2,523,000 in 2001,  2000 and
         1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United  States  ("U.S.  GAAP").  Intercompany  transactions  and  balances  between the
                  Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative  instruments  held by the Company  consist of equity  option  contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits ("GMDB").  These derivative  instruments are carried at fair value.  Realized and  unrealized  gains and losses are reported in the  Consolidated  Statement of
                  Income,  consistent with the item being hedged, as a component of return credited to contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for Goodwill and  Intangible  Assets."  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company will apply the new rules on the accounting for goodwill and other  intangible  assets beginning in the first quarter of 2002.  The Company is still  assessing the impact of the new standard,  however,  the adoption of
                  SFAS 142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments
                  -----------

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation  plan (see Note
                  13) as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments are determined by the specific  identification method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management  purposes, and not for trading or  speculation.  The Company  economically  hedges the GMDB exposure  associated  with market value fluctuations.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on  criteria  described  in SFAS 133,  the  Company's  hedges do not  qualify  as  "effective"  hedges  and, therefore,  hedge  accounting  may not be applied.  Accordingly,  the derivative  investments  are carried at fair value  with  changes  in  unrealized  gains and losses  being  recorded  in income.  As such,  both  realized  and unrealized gains and losses are reported in the Consolidated Statements of Income,  consistent with the item being hedged, as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term  nature of these investments.

                  The carrying value of short-term  borrowings (cost)  approximates fair value due to the short-term nature of these liabilities.

                  Fair  values of certain  financial  instruments,  such as future  fees  payable to ASI and  surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of  $6,000,000 less  accumulated  amortization.  The cost of the  licenses is being  amortized on a  straight-line  basis over 40 years.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with  internal use software in  accordance  with the American
                  Institute of  Certified  Public  Accountants  Statement of Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal Use" ("SOP 98-1").  SOP 98-1, which was adopted  prospectively as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the Company  expensed all internal use software related costs as incurred.  Details  of  the  capitalized  software  costs,  which  are  included  in  fixed  assets,  and  related amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender charges and an annual maintenance fee per contract.
                  Benefit reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee income from mutual fund  organizations  is realized based on assets under management.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Revenues for market value  adjusted  fixed annuity  contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner  obligations,  all of which are included in return credited to contractowners.  Benefit reserves for these contracts represent the account value of the contracts,  and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income.  Revenues for fixed  immediate  annuity  contracts with life  contingencies  consist of single premium  payments  recognized as annuity  considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed  interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable  life  insurance  contracts  consist of charges  against  contractowner  account  values for mortality  and expense risk fees,  administration  fees,  cost of insurance  fees,  taxes and  surrender  charges.
                  Certain  contracts also include charges against premium to pay state premium taxes.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily related to the production of new business, are being deferred, net of reinsurance.  These costs include commissions,  costs of contract issuance, and certain selling  expenses that vary with production.  These costs are being amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the  deferred  acquisition  costs and  related  amortization  for the years ended  December  31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market fluctuations  associated with its GMDB liability in the first half of
                  1999. Under this reinsurance  agreement,  the Company ceded premiums of approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in 1999.

At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately
                  $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

                  Assets and liabilities in Separate  Accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  Account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments are managed predominately through the Company's investment advisory affiliate,

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various fund managers as  sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The investment risk on the variable  portion of a contract is borne by the  contractowner.  Fixed  options with minimum  guaranteed  interest rates are also available.  The Company bears the credit risk  associated  with the investments  that support these fixed options.

                  Included in Separate  Account  liabilities are reserves of  approximately  $1,092,944,000  and  $1,059,987,000  at
                  December 31, 2001 and 2000, respectively,  relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000  and  $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  consisting of long term bonds,  short-term  securities,  transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations,  pursuant to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions  are  related  to  deferred  acquisition  costs and  involve  policy  lapses,  investment  return  and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other comprehensive (loss) income is shown net of tax (benefit) expense of approximately ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized  cost,  gross  unrealized  gains and losses and estimated fair value of fixed  maturities and  investments in equity  securities  as of December 31, 2001 and 2000 are shown  below.  All  securities  held at December 31, 2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2001 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed maturities during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000 and
         $32,196,000,  respectively.  Proceeds from maturities during 2001, 2000 and 1999 were approximately $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense  was  different  from the amount  computed by  applying  the  federal  statutory  tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss  carryforwards,  totaling  approximately  $41,063,000 at December 31, 2001, will expire in
         2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia  Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.
         The Company has also charged  operating costs to several of its  affiliates.  The total cost to the Company for these items was  approximately  $6,179,000,  $13,974,000  and  $11,136,000 in 2001,  2000 and 1999,  respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed were approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999, respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights  transferred  provide for ASI to receive a percentage (60%, 80% or
         100% depending on the underlying  commission option) of future mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected  to be  realized  over the  remaining  surrender  charge  period of the  designated contracts (generally 6 to 8 years).

         Payments,  representing  fees and  charges  in the  aggregate  amount,  of  approximately  $207,731,000,  $219,454,000  and
         $131,420,000  were  made by the  Company  to ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and  $52,840,000  has been  included in the  statement  of income for 2001,  2000 and1999, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001,  2000 and 1999 was  approximately  $8,404,000,  $6,593,000  and  $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and $4,636,000 as of
         December  31,  2001  and  2000,  respectively.  These  deposits  are  required  to be  maintained  for  the  protection  of contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at December 31, 2001 and 2000,
         respectively.

         The Company  incurred  statutory  basis net losses for 2001 of  approximately  $121,957,000  due  primarily to  significant declines in the equity  markets  during the year as well as increased  levels of operating  expenses  relative to revenues.
         Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase  the par value of its capital  stock from
         $80 per share to $100 per share in order to comply with minimum  capital  levels as required by the  California  Department of Insurance.  This  transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis financial  statements in accordance with accounting  practices  prescribed by the
         State  of  Connecticut  Insurance  Department.  Prescribed  statutory  accounting  practices  include  publications  of the
         National  Association of Insurance  Commissioners  (NAIC),  as well as state laws,  regulations and general  administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit  recorded  directly in statutory surplus of approximately $12,047,000.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory  method of accounting for its liability  associated with  securitized  variable  annuity fees.  Under the new method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory liability at any valuation date being equal to the  Commissioners  Annuity Reserve  Valuation Method (CARVM) offset related to the  securitized  contracts.  The impact of this change in  accounting,  representing  the  difference  in the liability calculated  under the old method  versus the new method as of January 1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company  provides a 50% match on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's  salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and  certain  of its  affiliates.  Company  contributions  to this plan on behalf of the  participants  were  approximately
         $2,738,000, $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Company  contributions to this plan on behalf of the participants  were  approximately  $345,000,  $399,000 and
         $193,000 in 2001, 2000 and 1999, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees  below the officer level.  These programs  consist of multiple plans with new plans  instituted each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was approximately  $13,645,000  and $31,632,000 as of December 31, 2001 and 2000,  respectively.  Payments under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The Company  cedes  insurance to other  insurers in order to limit its risk  exposure.  Such  transfer does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their  obligation could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company  entered into a modified  coinsurance  agreement with SICL covering  certain  contracts  issued since January 1996. The impact of this treaty to the Company was a pre tax loss of  approximately  $4,917,000 in 2001 and pre tax income of  approximately  $7,067,453 in 2000. At December 31, 2001 and 2000,  approximately  $12,983,000  and $6,109,000, respectively, was payable to SICL under this agreement.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994           7.28%               -             -             -          732          738
         March 28, 1994              7.90%               -             -             -          794          801
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         December 28, 1994           9.78%               -             -             -            -        1,308
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated September 30, 1994, for $15,000,000 was repaid.  On December 27, 2000,  surplus notes for  $10,000,000,  dated  February 18, 1994,  and  $10,000,000,  dated March 28, 1994,  were repaid.  On December 10,
         1999, a surplus note,  dated December 28, 1994, for $14,000,000  was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2001 and 2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan payable to ASI at December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest  rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the Company was  approximately  $522,000,  $687,000 and $585,000 in 2001,  2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22, 2001,  and  December 3, 2001,  the Company  announced  separate  plans to reduce  expenses to better align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the  Company.  Estimated  pre-tax  severance  benefits  of  approximately  $8,500,000  have been  charged  against  2001 operations  related to these  reductions.  These charges have been reported in the  Consolidated  Statements of Income as a
         component  of  Underwriting,   Acquisition  and  Other  Insurance  Expenses.   As  of  December  31,  2001,  the  remaining
         restructuring liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not involved in any legal proceedings  outside of the ordinary course of its business  operations.  The Company is involved in pending and threatened  legal  proceedings in the ordinary  course of its
         business   operations.   While  the  outcome  of  these  legal  proceedings  cannot  be  determined  at  this  time,  after consideration  of  the  defenses  available  to the  Company,  applicable  insurance  coverage  and  any  related  reserves established,  these legal  proceedings  are not  expected to result in  liability  for  amounts  material to the  financial condition of the Company, although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent  years,  in order to complete  the array of products  offered by the  Company and its  affiliates  to meet a wide variety of financial  planning,  the Company  developed  variable  life  insurance and  qualified  retirement  plan annuity products.  Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an Enterprise  and Related
         Information,"  and the  Company  does not  anticipate  that they will do so in the future due to a change in the  Company's strategy.  On March 15,  2002,  the  Company  announced  that it will no longer  accept  new  business  for the  funding of qualified  retirement  plans,  effective July 31, 2002 and will not accept  applications for it's flexible premium variable insurance  products that are signed after April 1, 2002 or received after April 15, 2002.  The Company  intends to continue to accept additional  contributions to existing qualified plans, to service and accept additional premiums for its existing flexible  premium  variable  insurance  contracts,  and to  continue  to offer and sell its single  premium  variable  life insurance products.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the quarters  ended March 31, 2001,  June 30, 2001 and  September  30, 2001,  the Company had reported  investment
              performance   associated  with  its  derivatives  as  net  investment  income.  The  above  presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

                               APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable  annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The following table shows:  (a) the Unit Price,  as of the dates shown,  for Units in each of the
Sub-accounts of Separate Account B that are being offered pursuant to this  Prospectus;  and (b) the number of Units  outstanding in each  such  Sub-account  as of the  dates  shown.  The year in which  operations  commenced  in each  such  Sub-account  is noted in parentheses.  To the extent a Sub-account  commenced  operations during a particular  calendar year, the Unit Price as of the end of the period reflects only the partial year results from the  commencement of operations  until December 31st of the applicable  year.
The  portfolios  in  which a  particular  Sub-account  invests  may or may not have  commenced  operations  prior  to the date  such
Sub-account  commenced  operations.  The initial offering price for each Sub-account was $10.00.  Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2002.

Beginning  November 18, 2002,  multiple Unit Prices will be calculated  for each  Sub-account  of Separate  Account B to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for the Guaranteed Return Option offered under this Annuity.

                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                         2001        2000         1999       1998       1997       1996        1995       1994       1993       1992
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Global
Leaders
(1999)
Unit Price                  $9.00       10.55        11.72         -          -          -            -         -           -         -
Number of Units         1,520,376     887,758       23,100         -          -          -            -         -           -         -
                                                                                                                              ----------
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Special
Equity
(1999)                      $9.98       11.01        12.19         -          -          -            -         -           -         -
Unit Price              2,540,062   1,731,145      152,341         -          -          -            -         -           -         -
Number of Units
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Small
Cap Value
(2000)
Unit Price                 $14.25       12.24            -         -          -          -            -         -           -         -
Number of Units           258,972      65,490            -         -          -          -            -         -           -         -
                                                                                                                              ----------
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Omega
(2000)
Unit Price                  $6.71        7.98            -         -          -          -            -         -           -         -
Number of Units         2,585,848   1,637,475            -         -          -          -            -         -           -         -
                                                                                                                              ----------
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Capital Growth
(2000)
Unit Price                 $10.60       12.35            -         -          -          -            -         -           -         -
Number of Units           788,396     268,886            -         -          -          -            -         -           -         -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Blue
Chip
(2000)
Unit Price                  $7.39        8.99            -         -          -          -            -         -           -         -
Number of Units           526,302     351,338            -         -          -          -            -         -           -         -
----------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                         2001        2000         1999       1998       1997       1996        1995       1994       1993       1992
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Equity
Index
(2000)
Unit Price                  $8.22        9.47            -         -          -          -            -         -           -         -
Number of Units           526,290     302,954            -         -          -          -            -         -           -         -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Foundation
(2000)
Unit Price                  $8.70        9.65            -         -          -          -            -         -           -         -
Number of Units         1,019,799     755,890            -         -          -          -            -         -           -         -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Strategic Income
(2000)
Unit Price                 $10.29        9.83            -         -          -          -            -         -           -         -
Number of Units           341,316     118,558            -         -          -          -            -         -           -         -

AST Strong
International Equity
1
(1989)                     $24.28       31.88        43.99      27.18      22.95     19.70        18.23      16.80      16.60     12.37
Unit Price             17,388,860  19,112,622   16,903,882 17,748,560 17,534,233 17,220,688  14,393,137 14,043,215  9,063,464 1,948,773
Number of Units
----------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                  $8.02       10.38        11.27          -          -         -            -          -          -         -
Number of Units       117,716,242   7,515,486      409,467          -          -         -            -          -          -         -
----------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                 $27.71       41.14        60.44      39.54      23.83     18.79        14.85      10.91      11.59     10.51
Number of Units        84,116,221  99,250,773   94,850,623 80,631,598 62,486,302 46,779,164  28,662,737 22,354,170 13,603,637 1,476,139
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
with Income
(1999)
Unit Price                  $8.64       10.36        10.49          -          -         -            -          -          -         -
Number of Units        11,896,688   6,937,627      741,323          -          -         -            -          -          -         -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                 $12.64       12.80        14.38      14.30      14.13     12.62        11.27       9.56          -         -
Number of Units        39,130,467  36,914,825   41,588,401 40,170,144 29,663,242 15,460,522   6,915,158  2,106,791          -         -
----------------------------------------------------------------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                 $13.24       12.94        12.38      12.00      11.57     11.16        10.77      10.35      10.12     10.01
Number of Units       184,612,059 172,493,206  187,609,708 75,855,442 66,869,998 42,435,169  30,564,442 27,491,389 11,422,783   457,872

INVESCO VIF -
Dynamics
(1999)
Unit Price                  $8.98       13.23        13.91          -          -         -            -          -          -         -
Number of Units        13,391,660  11,409,827    2,022,584          -          -         -            -          -          -         -
----------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                         2001        2000         1999        1998       1997      1996        1995        1994       1993      1992
------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                  $6.66       12.48        16.52          -          -         -            -          -          -         -
Number of Units        26,652,622  29,491,113    4,622,241          -          -         -            -          -          -         -

Davis Variable
Account
Fund, Inc. - Value
(2000)                      $8.75        9.94            -          -          -         -            -          -          -         -
Unit Price                617,727     195,203            -          -          -         -            -          -          -         -
Number of Units
----------------------------------------------------------------------------------------------------------------------------------------

1.       Effective December 10, 2001, Strong Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital  Management,  Inc. served  Sub-advisor of the Portfolio,  then named "AIM  International  Equity."  Between
     October 15, 1996 and May 3, 1999, Putnam Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST
     Putnam  International  Equity." Prior to October 15, 1996,  Seligman  Henderson Co. served as the Sub-advisor of the Portfolio, then named "Seligman Henderson International Equity Portfolio."

                                                                C-1
                                        APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000 initial  Purchase  Payment is made and that no withdrawals are made prior to the Owner's death.  Each example assumes that  there is one Owner  who is age 50 on the Issue  Date and that all  Account  Value is  maintained  in the  variable  investment options.

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example with market increase
Assume that the Owner's Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals, or Account  Value,  less the amount of any  Credits  applied  within  12-months  prior to the date of death,  which ever is greater.
Therefore,  the basic Death Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death Benefit  ($75,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments  reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death,  the  Account  Value is  $45,000.  The  basic  Death  Benefit  is  calculated  as  Purchase  Payments  minus  proportional withdrawals,  or Account Value,  less the amount of any Credits applied within  12-months prior to the date of death,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection  Optional Death Benefit is
equal to the amount payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would  receive no additional  benefit from  purchasing  the Enhanced  Beneficiary  Protection  Optional
         Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000 initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each  example  assumes  that there is one
Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary Value at the end of any previous period is $72,000.  The
Death Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value generally  increased until the fifth  anniversary but generally has been decreasing  since the fifth  contract  anniversary.  On the date we receive due proof of death,  the Account  Value is  $48,000.  The Highest  Anniversary
Value at the end of any previous  period is $54,000.  The Death Benefit  would be the sum of prior  Purchase  Payments  increased by
5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account Value  increased  significantly  during the first six years  following the Issue Date. On the sixth anniversary  date the Account  Value is  $90,000.  During the seventh  Annuity  Year,  the  Account  Value  increases  to as high as
$100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death Benefit would be the Highest
Anniversary Value at the end of any previous period ($90,000),  which occurred on the sixth anniversary,  although the Account Value was higher  during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

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                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS EVAXT-PROS (11/2002).
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                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-766-4530                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

ITEM                                                                                                                   PAGE

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THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
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Date of Prospectus:  May 1, 2002                                       Date of Statement of Additional Information: May 1, 2002
revised effective November 18, 2002                                                           revised effective November 18, 2002
EVAXT - SAI (11/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc.  ("ASI"),  whose  ultimate  parent is Skandia  Insurance  Company  Ltd.  Skandia  Insurance  Company  Ltd., a Swedish
company.  Skandia  Insurance Company Ltd. is a major worldwide  insurance  company  operating from Stockholm,  Sweden which owns and controls,  directly or through subsidiary  companies,  numerous  insurance and related companies.  We are organized as a Connecticut stock life insurance company,  and are subject to Connecticut law governing insurance  companies.  We are licensed to sell insurance products  in each of the fifty  states of the United  States,  the  District  of  Columbia,  and  Puerto  Rico.  American  Skandia's
principal business address is One Corporate Drive, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information about these Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 11, 2002,
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge and the charge for each optional  benefit  offered under Annuity  contracts funded through  Separate Account B. The  consolidation of Separate Account B will have no impact on Annuity
Owners.

During the accumulation  phase, we offer a number of Sub-accounts.  Certain  Sub-accounts may not be available in all jurisdictions.
If and when we obtain  approval of the applicable  authorities  to make such  Sub-accounts  available,  we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each mutual fund or portfolio  regarding the  acceptable  ratings by  recognized  rating  services for bonds and other debt  obligations.
There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by Portfolios of
American Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity  do not result in any  additional  charge to you or to the  Separate  Account.  No  compensation  is  payable  on  Annuities purchased by a member of the designated class of Owners.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2001: $193,056,109;  2000: $355,445,427;  1999:
$296,723,325.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and this  Statement of Additional  Information.  At the beginning of the seven day period,  the  hypothetical  contract had a balance of one Unit. The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge compensates  American  Skandia  for  providing  the  insurance  benefits  under the  Annuity.  In an  extremely  low  interest  rate environment,  money market yields, after deducting the Insurance Charge, may be negative,  even though the Portfolio's yield (before deducting  the  Insurance  Charge) is positive.  Please note that current and  effective  yield  information  will  fluctuate.  This information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                   AST Money Market                         0.25%                              0.25%

Total Return
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is  surrendered  at the end of the  applicable  period,  meaning  that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also  deducted.  "Standard  Total  Return"  figures do not take into  consideration  any Credits.  "Non-standard  Total
Return"  figures  include any performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total
Returns are  calculated  in the same manner as  standardized  returns  except that the figures may not reflect all fees and charges.
In  particular,  they may assume no surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard
Total Return" figures may assume Credits of 1.5%, 3.0%, 4.0% or 5.0%,  respectively,  depending on the cumulative amount of Purchase
Payments  being  illustrated.  The amount of credits  illustrated  may be more or less than the Credits  applicable  to your Annuity
(see "What are Credits and How Do I Receive  Them?").  Standard and  Non-standard  Total Returns will not reflect charges that apply to any optional  benefits.  The additional  cost  associated  with any optional  benefits you elected will reduce your  performance.
Non-standard  Total Returns must be  accompanied  by Standard Total Returns.  Any  performance  advertisements  will not reflect the impact of any Target Value Credits.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

Non-standard  Total Returns  reflect the addition of Credits.  The  Non-standard  Total Return  numbers  provided may assume Credits equal to 1.5%, 3.0%, 4.0% or 5.0%,  respectively,  of Purchase Payments.  The amount of the Credit applicable is described in detail in the "How Do I Receive  Credits?"  section of the  Prospectus.  The percentage of the Credit depends on the age and the cumulative amount of Purchase  Payments  received.  In  addition,  the amount of the Credits may be deducted  from the amount  payable at death under  limited  circumstances  (see "Death  Benefit").  The impact of Credits on Total  Return is  particularly  pronounced  for the shorter  durations  for which Total Return is measured,  such as one and three years.  You should take this into  considerations  in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31,  2001.  The  "inception-to-date"  figures  shown  below are based on the  inception  date of the  Portfolio.  "N/A"  means  "not applicable"  and indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios prior to inception of a Sub-account  is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                    and a 1.5% Credit)

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
                                      1        3         5         10     Inception        1         3         5         10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
EVA Global Leaders                 -23.19     N/A       N/A       N/A       -8.91        -21.91     N/A       N/A       N/A       -8.23
EVA Special Equity                 -17.95     N/A       N/A       N/A       -4.13        -16.59     N/A       N/A       N/A       -3.42
EVA Small Cap Value                 7.89      N/A       N/A       N/A       16.79         9.63      N/A       N/A       N/A       17.78
EVA Omega                          -24.54     N/A       N/A       N/A      -24.84        -23.28     N/A       N/A       N/A      -24.16
EVA Capital Growth                 -22.72     N/A       N/A       N/A       -1.39        -21.44     N/A       N/A       N/A       -0.54
EVA Blue Chip                      -26.33     N/A       N/A       N/A      -22.97        -25.09     N/A       N/A       N/A      -22.18
EVA Equity Index                   -21.76     N/A       N/A       N/A      -15.04        -20.45     N/A       N/A       N/A      -14.29
EVA Foundation                     -18.40     N/A       N/A       N/A      -12.16        -17.05     N/A       N/A       N/A      -11.39
EVA Strategic Income                -3.84     N/A       N/A       N/A       -3.08        -2.27      N/A       N/A       N/A       -2.24

AST Strong International Equity 1  -32.38    -6.91      2.99      5.93      7.22         -31.24    -6.40      3.32      6.08      7.34
AST MFS Growth                     -31.33     N/A       N/A       N/A      -14.08        -30.17     N/A       N/A       N/A      -13.43
AST JanCap Growth                  -41.17    -14.98     6.97      N/A       11.71        -40.16    -14.50     7.31      N/A       11.90
AST MFS Growth with Income         -25.20     N/A       N/A       N/A      -10.78        -23.95     N/A       N/A       N/A      -10.11
AST Federated High Yield            -9.82    -7.26     -1.46      N/A       2.50         -8.34     -6.75     -1.15      N/A       2.70

INVESCO Dynamics                   -40.65     N/A       N/A       N/A       -9.01        -39.63     N/A       N/A       N/A       -8.33
INVESCO Technology                 -55.12     N/A       N/A       N/A      -21.87        -54.32     N/A       N/A       N/A      -21.26

Davis Value                        -20.56     N/A       N/A       N/A      -13.56        -19.25     N/A       N/A       N/A      -12.68
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 3.0% Credit)                                    and a 4.0% Credit)

                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
                                      1        3         5         10     Inception        1         3         5         10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
EVA Global Leaders                 -20.63     N/A       N/A       N/A       -7.55        -19.78     N/A       N/A       N/A       -7.10
EVA Special Equity                 -15.23     N/A       N/A       N/A       -2.71        -14.33     N/A       N/A       N/A       -2.25
EVA Small Cap Value                 11.38     N/A       N/A       N/A       18.76        12.54      N/A       N/A       N/A       19.41
EVA Omega                          -22.02     N/A       N/A       N/A      -23.48        -21.18     N/A       N/A       N/A      -23.03
EVA Capital Growth                 -20.15     N/A       N/A       N/A       0.31         -19.29     N/A       N/A       N/A       0.87
EVA Blue Chip                      -23.86     N/A       N/A       N/A      -21.38        -23.04     N/A       N/A       N/A      -20.86
EVA Equity Index                   -19.15     N/A       N/A       N/A      -13.54        -18.29     N/A       N/A       N/A      -13.05
EVA Foundation                     -15.70     N/A       N/A       N/A      -10.62        -14.80     N/A       N/A       N/A      -10.11
EVA Strategic Income                -0.70     N/A       N/A       N/A       -1.41         0.34      N/A       N/A       N/A       -0.85

AST Strong International Equity 1  -30.10    -5.89      3.64      6.24      7.47         -29.34    -5.56      3.85      6.34      7.55
AST MFS Growth                     -29.02     N/A       N/A       N/A      -12.78        -28.24     N/A       N/A       N/A      -12.35
AST JanCap Growth                  -39.15    -14.02     7.64      N/A       12.07        -38.48    -13.71     7.85      N/A       12.19
AST MFS Growth with Income         -22.70     N/A       N/A       N/A       -9.45        -21.87     N/A       N/A       N/A       -9.01
AST Federated High Yield            -6.86    -6.25     -0.84      N/A       2.89         -5.87     -5.91     -0.63      N/A       3.02

INVESCO Dynamics                   -38.61     N/A       N/A       N/A       -7.66        -37.93     N/A       N/A       N/A       -7.21
INVESCO Technology                 -53.52     N/A       N/A       N/A      -20.66        -52.98     N/A       N/A       N/A      -20.26

Davis Value                        -17.93     N/A       N/A       N/A      -11.81        -17.05     N/A       N/A       N/A      -11.23
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees            (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)                                    and a 1.5% Credit)

                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
                                      1        3         5         10     Inception        1         3         5         10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
EVA Global Leaders                 -18.92     N/A       N/A       N/A       -6.66        -13.41     N/A       N/A       N/A       -4.06
EVA Special Equity                 -13.42     N/A       N/A       N/A       -1.78        -8.09      N/A       N/A       N/A       0.51
EVA Small Cap Value                 13.71     N/A       N/A       N/A       20.05        18.13      N/A       N/A       N/A       21.64
EVA Omega                          -20.34     N/A       N/A       N/A      -22.58        -14.78     N/A       N/A       N/A      -18.57
EVA Capital Growth                 -18.43     N/A       N/A       N/A       1.43         -12.94     N/A       N/A       N/A       3.92
EVA Blue Chip                      -22.22     N/A       N/A       N/A      -20.33        -16.59     N/A       N/A       N/A      -16.21
EVA Equity Index                   -17.42     N/A       N/A       N/A      -12.55        -11.95     N/A       N/A       N/A       -9.24
EVA Foundation                     -13.90     N/A       N/A       N/A       -9.60        -8.55      N/A       N/A       N/A       -6.48
EVA Strategic Income                1.39      N/A       N/A       N/A       -0.30         6.23      N/A       N/A       N/A       2.29

AST Strong International Equity 1  -28.57    -5.22      4.06      6.44      7.63         -22.74    -3.27      4.52      6.08      7.34
AST MFS Growth                     -27.47     N/A       N/A       N/A      -11.93        -21.67     N/A       N/A       N/A       -8.98
AST JanCap Growth                  -37.81    -13.40     8.07      N/A       12.31        -31.66    -10.79     8.34      N/A       11.90
AST MFS Growth with Income         -21.03     N/A       N/A       N/A       -8.57        -15.45     N/A       N/A       N/A       -5.85
AST Federated High Yield            -4.89    -5.58     -0.43      N/A       3.15          0.16     -3.60      0.28      N/A       3.11

INVESCO Dynamics                   -37.25     N/A       N/A       N/A       -6.76        -31.13     N/A       N/A       N/A       -4.16
INVESCO Technology                 -52.45     N/A       N/A       N/A      -19.87        -45.82     N/A       N/A       N/A      -16.31

Davis Value                        -16.17     N/A       N/A       N/A      -10.65        -10.75     N/A       N/A       N/A       -7.11
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 3.0% Credit)                                    and a 4.0% Credit)

                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
                                      1        3         5         10     Inception        1         3         5         10     Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------
EVA Omega                          -12.13     N/A       N/A       N/A       -3.42        -11.28     N/A       N/A       N/A       -3.00
EVA Equity Index                    -6.73     N/A       N/A       N/A       1.18         -5.83      N/A       N/A       N/A       1.62
EVA Foundation                      19.88     N/A       N/A       N/A       22.59        21.04      N/A       N/A       N/A       23.23
EVA Global Leaders                 -13.52     N/A       N/A       N/A      -17.93        -12.68     N/A       N/A       N/A      -17.50
EVA Small Cap Value                -11.65     N/A       N/A       N/A       4.73         -10.79     N/A       N/A       N/A       5.28
EVA Special Equity                 -15.36     N/A       N/A       N/A      -15.45        -14.54     N/A       N/A       N/A      -14.95
EVA Strategic Income               -10.65     N/A       N/A       N/A       -8.53        -9.79      N/A       N/A       N/A       -8.06
EVA Capital Growth                  -7.20     N/A       N/A       N/A       -5.74        -6.30      N/A       N/A       N/A       -5.26
EVA Blue Chip                       7.80      N/A       N/A       N/A       3.09          8.84      N/A       N/A       N/A       3.62

AST AIM International Equity 1     -21.60    -2.79      4.82      6.24      7.47         -20.84    -2.48      5.03      6.34      7.55
AST MFS Growth                     -20.52     N/A       N/A       N/A       -8.37        -19.74     N/A       N/A       N/A       -7.97
AST JanCap Growth                  -30.65    -10.35     8.66      N/A       12.07        -29.98    -10.06     8.87      N/A       12.19
AST MFS Growth with Income         -14.20     N/A       N/A       N/A       -5.22        -13.37     N/A       N/A       N/A       -4.81
AST Federated High Yield            1.64     -3.13      0.57      N/A       3.29          2.63     -2.82      0.76      N/A       3.42

INVESCO Technology                 -30.11     N/A       N/A       N/A       -3.52        -29.43     N/A       N/A       N/A       -3.10
INVESCO Dynamics 1                 -45.02     N/A       N/A       N/A      -15.75        -44.48     N/A       N/A       N/A      -15.38

Davis Value                         -9.43     N/A       N/A       N/A       -6.27        -8.55      N/A       N/A       N/A       -5.71
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- --------- ----------

                                ---------------------------------------------------
                                            Non-Standard Total Return
                                ---------------------------------------------------
                                ---------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)
                                ---------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
EVA Global Leaders                 -10.42     N/A       N/A       N/A       -2.58
EVA Special Equity                  -4.92     N/A       N/A       N/A       2.07
EVA Small Cap Value                 22.21     N/A       N/A       N/A       23.86
EVA Omega                          -11.84     N/A       N/A       N/A      -17.08
EVA Capital Growth                  -9.93     N/A       N/A       N/A       5.81
EVA Blue Chip                      -13.72     N/A       N/A       N/A      -14.45
EVA Equity Index                    -8.92     N/A       N/A       N/A       -7.59
EVA Foundation                      -5.40     N/A       N/A       N/A       -4.77
EVA Strategic Income                9.89      N/A       N/A       N/A       4.15

AST Strong International Equity 1  -20.07    -2.17      5.23      6.44      7.63
AST MFS Growth                     -18.97     N/A       N/A       N/A       -7.57
AST JanCap Growth                  -29.31    -9.77      9.08      N/A       12.31
AST MFS Growth with Income         -12.53     N/A       N/A       N/A       -4.39
AST Federated High Yield            3.61     -2.51      0.96      N/A       3.54

INVESCO Dynamics                   -28.75     N/A       N/A       N/A       -2.68
INVESCO Technology                 -43.95     N/A       N/A       N/A      -15.01

Davis Value                         -7.67     N/A       N/A       N/A       -5.16
---------------------------------- -------- --------- --------- --------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus
2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charges deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

The formula is:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next  higher  integer when  occurring  on  other  than  an  anniversary  of the  beginning  of the  Fixed  Allocation's
                  Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months  (rounded to the next higher  integer  when  occurring  on other than a monthly  anniversary  of the  beginning of the  Guarantee  Period)  remaining  in such  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia  Trust (the  "Trust") has  obtained an  exemption  from the SEC that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form  permitted by law;  (g) make  changes  required by any change in the  Securities  Act of 1933,  the
Exchange Act of 1934 or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes  required by any change in other Federal or state laws relating to retirement  annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the 1983a  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment option 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance  Date is the date we receive,  at our office,  due proof  satisfactory to us of the  Annuitant's  death and all other  requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint  Annuitants,  the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and for each of the three years in the period  ended  December  31,  2001,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B at  December  31,  2001 and for the years  ended  December  31,  2001 and 2000,  appearing  in this
Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon  appearing  elsewhere  herein,  and are  included in reliance  upon such  reports  given upon the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B

The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation  Variable Account B Sub-accounts as of December  31, 2001 and for the years ended  December  31,  2001 and 2000.  There are other  Sub-accounts  included in Variable
Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia  Life - Variable  Annuities,  P.O. Box
7040, Bridgeport,  Connecticut  06601-7040.  Our phone number is 1-800-766-4530.  You may also forward such a request electronically to our Customer Service Department at customerservice@skandia.com.

                         APPENDIX A - -Financial Statements for American Skandia Life Assurance Corporation
                                                         Variable Account B

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have audited the accompanying  statement of assets,  liabilities and contractowners' equity of the seventy-eight sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B - Class 1, referred to in Note 1, as of December 31, 2001,  and the related  statement of  operations  for the year then ended and the  statements of changes in net assets  for each of the two years in the period  then  ended.  These  financial  statements  are the responsibility  of the  Company's  management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the  seventy-eight  sub-accounts  of American  Skandia Life Assurance  Corporation  Variable
Account B - Class 1,  referred to in Note 1, at December  31,  2001,  and the results of their  operations  for the year  then  ended,  and  changes  in their  net  assets  for  each of the two  years in the  period  then  ended in conformity with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B --- CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------

                                        ASSETS                                                                                           LIABILITIES

Investment in mutual funds, at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM Balanced Portfolio - 40,417,490 shares ( cost $543,033,020)                     $ 463,184,439      Payable to American Skandia Trust                                                $ 37,450,589
            Alger All-Cap Growth Portfolio - 1,004,532,140 shares ( cost $769,789,249)            695,157,974      Payable to Davis Funds                                                                    703
            Alliance Bernstein Growth & Value Portfolio - 3,320,346 shares ( cost $30,500,424)     32,273,758      Payable to ProFunds                                                                   839,481
                                                                                                                                                                                                 ----------------
            Alliance Growth - 44,049,034 shares ( cost $509,608,521)                              430,799,551                                Total Liabilities                                        38,290,773
            Alliance Growth & Income - 95,114,169 shares ( cost $1,935,554,588)                 1,778,634,952
            American Century Income and Growth - 29,737,846 shares ( cost $413,067,980)           352,096,097
            American Century International Growth I - 39,571,671 shares ( cost $454,228,475)      481,587,232
            American Century Strategic Balanced - 15,369,022 shares ( cost $210,996,592)          193,957,064
            Cohen & Steers Real Estate Portfolio - 12,786,936 shares ( cost $129,136,569)         129,275,923
            DeAm Small-Cap Growth - 73,017,689 shares ( cost $492,491,389)                        513,314,354
            Federated Aggressive Growth - 6,394,454 shares ( cost $44,577,693)                     46,167,956
            Federated High Yield Bond - 55,887,442 shares ( cost $531,126,582)                    494,603,861
            Founders Passport - 14,534,848 shares ( cost $170,741,039)                            146,801,965
            Gabelli All-Cap Value - 14,701,385 shares ( cost $147,920,836)                        144,955,652
            Gabelli Small-Cap Value - 38,228,131 shares ( cost $491,533,791)                      499,641,677                             NET ASSETS
            Goldman Sachs Small-Cap Value - 25,488,010 shares ( cost $373,123,258)                396,338,558                                                                             Unit
            Invesco Equity Income - 61,837,333 shares ( cost $1,046,997,502)                      964,044,028      Contractowners' Equity                                      Units     Value
                                                                                                                   ----------------------                                      -----     -----
            JanCap Growth - 97,248,963 shares ( cost $3,986,573,953)                            2,331,057,650                  AST - AIM Balanced                            26,641,422    17.39   $ 463,184,439
            Janus Mid-Cap Growth - 16,659,236 shares ( cost $73,940,792)                           66,137,168                  AST - Alger All-Cap Growth                   125,442,916     5.54     695,157,974
            Janus Overseas Growth - 52,771,459 shares ( cost $822,754,497)                        548,295,456                  AST - Alliance Bernstein Growth & Value        3,351,836     9.63      32,273,758
            Janus Strategic Value - 4,501,844 shares ( cost $43,042,236)                           41,867,147                  AST - Alliance Growth                         29,478,257    14.61     430,799,551
            Kinetics Internet - 382,870 shares ( cost $3,053,562)                                   3,208,454                  AST - Alliance Growth & Income                63,123,316    28.18   1,778,634,952
            Lord Abbett Bond Debenture - 5,419,709 shares ( cost $55,662,308)                      56,635,959                  AST - American Century Income & Growth        27,386,278    12.86     352,096,097
            Marsico Capital Growth - 85,056,604 shares ( cost $1,534,153,502)                   1,180,585,665                  AST - American Century International Growth I 37,487,425    12.85     481,587,232
            MFS Global Equity - 5,638,585 shares ( cost $50,408,609)                               51,931,371                  AST - American Century Strategic Balanced     14,369,895    13.50     193,957,064
            MFS Growth - 114,134,466 shares ( cost $1,113,121,104)                                943,892,034                  AST - Cohen & Steers Real Estate              12,268,426    10.54     129,275,923
            MFS Growth with Income - 11,559,047 shares ( cost $111,182,845)                       102,759,926                  AST - DeAm Small-Cap Growth                   60,703,791     8.46     513,314,354
            Money Market - 2,445,129,183 shares ( cost $2,445,129,183)                          2,445,129,183                  AST - Federated Aggressive Growth              6,499,066     7.10      46,167,956
            Neuberger & Berman Mid-Cap Growth - 35,708,079 shares ( cost $514,044,728)            487,415,278                  AST - Federated High Yield Bond               39,130,467    12.64     494,603,861
            Neuberger & Berman Mid-Cap Value - 61,885,398 shares ( cost $928,326,229)             953,653,982                  AST - Founders Passport                       13,627,264    10.77     146,801,965
            PBHG Small-Cap Growth - 28,807,891 shares ( cost $747,251,184)                        457,181,229                  AST - Gabelli All-Cap Value                   14,934,570     9.71     144,955,652
            PIMCO Limited Maturity Bond - 51,091,500 shares ( cost $563,698,254)                  577,333,950                  AST - Gabelli Small-Cap Value                 35,483,530    14.08     499,641,677
            PIMCO Total Return Bond - 128,323,724 shares ( cost $1,446,571,227)                 1,530,902,033                  AST - Goldman Sachs Small-Cap Value           26,220,860    15.12  396,338,558.00
            Sanford Bernstein Core Value - 4,168,332 shares ( cost $40,971,136)                    42,266,883                  AST - Invesco Equity Income                   48,595,962    19.84  964,044,028.00
            Sanford Bernstein Managed Index 500 - 51,834,567 shares ( cost $641,152,896)          577,437,079                  AST - JanCap Growth                           84,116,221    27.71   2,331,057,650
            Scudder Japan - 590,493 shares ( cost $3,104,137)                                       3,035,133                  AST - Janus Mid-Cap Growth                    17,045,776     3.88      66,137,168
            Strong International Equity .- 28,018,887 shares ( cost $449,736,285)                 422,244,622                  AST - Janus Overseas Growth                   40,507,419    13.54     548,295,456
            T. Rowe Price Asset Allocation - 21,199,122 shares ( cost $358,906,678)               319,046,785                  AST - Janus Strategic Value                    4,575,558     9.15      41,867,147
            T. Rowe Price Global Bond - 10,637,640 shares ( cost $101,034,008)                    102,653,229                  AST - Kinetics Internet                          389,350     8.24       3,208,454
            T. Rowe Price Natural Resources - 8,560,110 shares ( cost $131,138,624)               129,428,870                  AST - Lord Abbett Bond Debenture               5,506,982    10.28      56,635,959
      Davis Funds:                                                                                                             AST - Marsico Capital Growth                  85,895,802    13.74   1,180,585,665
            Davis Value Fund - 547,332 shares ( cost $5,648,142)                                    5,402,164                  AST - MFS Global Equity                        5,806,567     8.94      51,931,371
      Evergreen Funds:                                                                                                         AST - MFS Growth                             117,716,242     8.02     943,892,034
            VA Blue Chip Fund - 523,011 shares ( cost $4,658,200)                                   3,891,203                  AST - MFS Growth with Income                  11,896,688     8.64     102,759,926
            VA Capital Growth Fund - 595,339 shares ( cost $8,914,815)                            $ 8,358,559                  AST - Money Market                           184,612,059    13.24 $ 2,445,129,183
            VA Equity Index Fund - 482,378 shares ( cost $4,948,088)                                4,326,928                  AST - Neuberger & Berman Mid-Cap Growth       25,717,164    18.95     487,415,278
            VA Foundation Fund - 679,706 shares ( cost $10,071,701)                                 8,870,162                  AST - Neuberger & Berman Mid-Cap Value        47,298,313    20.16     953,653,982
            VA Global Leaders Fund - 1,103,036 shares ( cost $13,451,681)                          13,688,682                  AST - PBHG Small-Cap Growth                   23,048,821    19.84     457,181,229
            VA International Growth Fund - 45,049 shares ( cost $454,854)                             421,638                  AST - PIMCO Limited Maturity Bond             42,410,807    13.61     577,333,950
            VA Omega Fund - 1,199,307 shares ( cost $22,083,573)                                   17,341,986                  AST - PIMCO Total Return Bond                 99,028,465    15.46   1,530,902,033
            VA Small-Cap Value Fund - 292,885 shares ( cost $3,494,499)                             3,690,353                  AST - Sanford Bernstein Core Value             4,207,869    10.04      42,266,883
            VA Special Equity Fund - 2,599,002 shares ( cost $25,138,099)                          25,340,271                  AST - Sanford Bernstein Managed Index 500     48,018,721    12.03     577,437,079
            VA Strategic Income Fund - 388,977 shares ( cost $3,636,611)                            3,512,462                  AST - Scudder Japan                              596,230     5.09       3,035,133
      Invesco Variable Investment Funds:                                                                                       AST - Strong International Equity             17,388,860    24.28     422,244,622
            VIF Dynamics Fund - 9,592,929 shares ( cost $117,714,968)                             120,295,329                  AST - T. Rowe Price Asset Allocation          17,579,107    18.15     319,046,785
            VIF Financial Services Fund - 11,663,838 shares ( cost $152,077,230)                  144,864,867                  AST - T. Rowe Price Global Bond                9,668,062    10.62     102,653,229
            VIF Health Sciences Fund - 12,039,335 shares ( cost $215,582,851)                     219,115,896                  AST - T. Rowe Price Natural Resources          6,565,088    19.71     129,428,870
            VIF Technology Fund - 11,554,994 shares ( cost $213,608,566)                          177,600,254                  Davis Value Fund                                 617,727     8.75       5,402,164
            VIF Telecommunications Fund - 12,188,725 shares ( cost $67,400,225)                    67,891,196                  Evergreen - VA Blue Chip Fund                    526,302     7.39       3,891,203
      Montgomery Variable Series ( Montgomery ):                                                                               Evergreen - VA Capital Growth Fund               788,396    10.60       8,358,559
            Emerging Markets - 12,691,103 shares ( cost $91,435,043)                               91,629,764                  Evergreen - VA Equity Index Fund                 526,290     8.22       4,326,928
      Nike:                                                                                                                    Evergreen - VA Foundation Fund                 1,019,799     8.70       8,870,162
            First Trust 10 Uncommon Values - 1,969,774 shares ( cost $14,490,322)                  10,636,782                  Evergreen - VA Global Leaders Fund             1,520,376     9.00      13,688,682
      ProFunds:                                                                                                                Evergreen - VA International Growth Fund          45,358     9.30         421,638
            VP Bear - 1,006,567 shares ( cost $35,556,947)                                         35,300,301                  Evergreen - VA Omega Fund                      2,585,848     6.71      17,341,986
            VP Biotechnology - 1,675,351 shares ( cost $43,553,084)                                42,620,918                  Evergreen - VA Small-Cap Value Fund              258,972    14.25       3,690,353
            VP Bull Plus - 2,509,342 shares ( cost $56,683,480)                                    56,987,150                  Evergreen - VA Special Equity Fund             2,540,062     9.98   25,340,271.00
            VP Energy - 756,303 shares ( cost $20,948,412)                                         21,123,539                  Evergreen - VA Strategic Income Fund             341,316    10.29       3,512,462
            VP Europe 30 - 1,853,916 shares ( cost $45,102,096)                                    44,975,990                  INVESCO - VIF Dynamics Fund                   13,391,660     8.98  120,295,329.00
            VP Financial - 708,566 shares ( cost $19,632,095)                                      19,854,014                  INVESCO - VIF Financial Services Fund         11,612,048    12.48     144,864,867
            VP Healthcare - 1,147,716 shares ( cost $32,868,357)                                   32,629,559                  INVESCO - VIF Health Sciences Fund            17,419,141    12.58     219,115,896
            VP OTC - 3,842,148 shares ( cost $69,396,735)                                          67,352,846                  INVESCO - VIF Technology Fund                 26,652,622     6.66     177,600,254
            VP Real Estate - 1,181,836 shares ( cost $38,189,169)                                  38,669,672                  INVESCO - VIF Telecommunications Fund         13,553,158     5.01      67,891,196
            VP Technology - 830,290 shares ( cost $15,590,786)                                     14,920,314                  Montgomery - Emerging Markets                 14,095,135     6.50      91,629,764
            VP Telecommunications - 191,790 shares ( cost $4,164,363)                               4,136,919                  Nike - First Trust 10 Uncommon Values          2,255,266     4.72      10,636,782
            VP Ultra OTC - 19,806,001 shares ( cost $92,079,489)                                   95,662,983                  ProFunds - VP Bear                             3,059,897    11.54      35,300,301
            VP Ultra Small-Cap - 3,282,657 shares ( cost $76,943,947)                              83,740,574                  ProFunds - VP Biotechnology                    5,093,235     8.37      42,620,918
            VP Utilities - 522,801 shares ( cost $12,877,873)                                      12,907,953                  ProFunds - VP Bull Plus                        7,628,819     7.47      56,987,150
      Prudential Funds:                                                                                                        ProFunds - VP Energy                           2,299,149     9.19      21,123,539
            SP Jennison Int'l Growth - 372,728 shares ( cost $1,979,905)                            2,023,829                  ProFunds - VP Europe 30                        5,711,763     7.87      44,975,990
      Rydex Inc.:                                                                                                              ProFunds - VP Financial                        2,154,106     9.22      19,854,014
            Nova Fund- 2,949,360 shares ( cost $36,719,447)                                        25,570,952                  ProFunds - VP Healthcare                       3,489,097     9.35      32,629,559
            OTC Fund - 7,126,431 shares ( cost $183,725,768)                                      105,471,178                  ProFunds - VP OTC                             11,681,189     5.77      67,352,846
            Ursa Fund - 673,095 shares ( cost $4,514,301)                                           4,233,769                  ProFunds - VP Real Estate                      3,592,834    10.76      38,669,672
      Wells Fargo Variable Trust (WFVT):                                                                                       ProFunds - VP Technology                       2,524,295     5.91      14,920,314
            Equity Income Fund - 615,742 shares ( cost $9,899,479)                                  9,556,312                  ProFunds - VP Telecommunications                 583,065     7.10       4,136,919
            Equity Value Fund - 3,625,970 shares ( cost $34,551,964)                               32,706,250                  ProFunds - VP Ultra OTC                       50,124,696     1.91      95,662,983
                                                                                       -----------------------
                          Total Invested Assets                                                22,814,257,645                  ProFunds - VP Ultra Small-Cap                 10,010,482     8.37      83,740,574
                                                                                                                               ProFunds - VP Utilities                        1,589,344     8.12      12,907,953
                                                                                                                               Prudential - SP Jennison Int'l Growth            273,843     7.39       2,023,829
Receivable from American Skandia Life Assurance Corporation                                       $ 8,321,146                  Rydex - Nova Fund                              3,990,618     6.41    $ 25,570,952
Receivable from Evergreen Funds                                                                     1,838,313                  Rydex - OTC Fund                              15,866,046     6.65     105,471,178
Receivable from Invesco Funds                                                                      26,737,301                  Rydex - Ursa Fund                                351,487    12.05       4,233,769
Receivable from Montgomery Funds                                                                    1,083,941                  WFVT - Equity Income Fund                      1,019,937     9.37       9,556,312
Receivable from Nike Funds                                                                             17,541                  WFVT - Equity Value Fund                       3,705,869     8.83      32,706,250
Receivable from Prudential Funds                                                                       97,783
                                                                                                                                                                                                 ----------------
Receivable from Rydex Funds                                                                           153,067                                Total Contractowner's Equity                         22,814,257,645
Receivable from Wells Fargo Funds                                                                      41,682

                                                                                       -----------------------
                          Total Receivables                                                        38,290,773

                                                                                       -----------------------                                                                                   ----------------
                          Total Assets                                                       $ 22,852,548,418                                Total Liabilities & Contractowner's Equity          $ 22,852,548,418
                                                                                       =======================                                                                                   ================

--------------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                AST - Alger        AST - Alliance Bernstein
                                                                                                                                     AST - Alger Growth        Mid-Cap Growth          Growth & Value
                                                                                             AST - AIM           AST - Alger            Jan. 1 thru             Jan. 1 thru             * May 1 thru            AST - Alliance         AST - Alliance       AST - American Century   AST - American Century
                                                                         Total               Balanced           All-Cap Growth        Feb. 15, 2001 **        Feb. 15, 2001 **          Dec. 31, 2001               Growth              Growth & Income       Income & Growth        International Growth I
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                         $ 370,917,609         $ 14,190,525                    $ -              $ 817,679                     $ -                       $ -                     $ -        $ 13,962,753                $ 2,916,979             $ 1,445,558
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)(348,155,367)          (7,683,856)           (10,510,845)            (2,644,534)             (1,664,654)                 (118,566)             (5,729,244)        (24,827,391)                (5,768,224)             (5,038,367)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                               22,762,242            6,506,669            (10,510,845)            (1,826,855)             (1,664,654)                 (118,566)             (5,729,244)        (10,864,639)                (2,851,245)             (3,592,809)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                 27,877,633,466          209,117,441            363,301,477          1,336,613,917             875,785,741                15,937,531             240,492,121         317,206,068                128,020,302             512,691,701
   Cost of Securities Sold                                             32,585,112,611          217,793,229            492,722,584          1,391,046,912             885,524,836                16,278,611             384,265,757         347,952,451                141,621,362             647,041,269

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                 (4,707,479,145)          (8,675,788)          (129,421,107)           (54,432,995)             (9,739,095)                 (341,080)           (143,773,636)        (30,746,383)               (13,601,060)           (134,349,568)
   Short-Term Capital Gain Distributions Received                         334,337,707                    -                      -              6,317,615               2,603,400                         -              80,803,445          38,920,034                          -                       -
   Long-Term Capital Gain Distributions Received                          788,479,538                    -                      -                      -                       -                         -              16,030,371         144,804,372                          -              22,052,576
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                               (3,584,661,900)          (8,675,788)          (129,421,107)           (48,115,380)             (7,135,695)                 (341,080)            (46,939,820)        152,978,023                (13,601,060)           (112,296,992)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                 (2,644,589,445)          (3,323,475)           (67,580,996)           (66,319,007)            (20,190,656)                        -             (58,576,473)         42,894,219                (31,613,068)            (18,096,465)
   End of Period                                                       (3,454,914,914)         (79,848,583)           (74,631,275)                     -                       -                 1,773,334             (78,808,970)       (156,919,636)               (60,971,883)             27,358,756
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                               (810,325,469)         (76,525,108)            (7,050,279)            66,319,007              20,190,656                 1,773,334             (20,232,497)       (199,813,855)               (29,358,815)             45,455,221
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ (4,372,225,127)       $ (78,694,227)        $ (146,982,231)          $ 16,376,772            $ 11,390,307               $ 1,313,688           $ (72,901,561)      $ (57,700,471)             $ (45,811,120)          $ (70,434,580)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                   AST - American CenturyAST - Cohen & Steers     AST - DeAm          AST - Federated         AST - Federated          AST - Founders            AST - Gabelli         AST - Gabelli        AST - Goldman Sachs         AST - Invesco
                                                                    Strategic Balanced      Real Estate        Small-Cap Growth      Aggressive Growth        High Yield Bond             Passport               All-Cap Value          Small-Cap Value       Small-Cap Value           Equity Income
                                                                   ----------------------------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 3,705,785          $ 3,746,924                    $ -                $ 2,670            $ 55,168,381                       $ -                $ 36,772         $ 1,982,981                        $ -            $ 24,067,128
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (2,845,218)          (1,773,329)            (8,907,853)              (195,726)             (7,460,663)               (2,746,057)             (1,489,226)         (6,020,688)                (4,252,327)            (15,281,329)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  860,567            1,973,594             (8,907,853)              (193,055)             47,707,717                (2,746,057)             (1,452,454)         (4,037,708)                (4,252,327)              8,785,799
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     50,987,296          114,980,006          1,181,221,216             16,036,134             386,033,379               195,843,434              88,728,531         310,923,998                166,701,211             397,570,892
   Cost of Securities Sold                                                 50,437,817          107,877,842          1,672,574,814             17,930,123             471,307,607               305,462,016              92,410,115         288,148,954                134,902,845             431,198,901

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                        549,479            7,102,164           (491,353,598)            (1,893,989)            (85,274,228)             (109,618,582)             (3,681,584)         22,775,044                 31,798,366             (33,628,009)
   Short-Term Capital Gain Distributions Received                           1,832,361                    -             72,654,894                      -                       -                         -                  38,538           2,657,460                  4,133,606                       -
   Long-Term Capital Gain Distributions Received                            2,944,110                    -             41,217,480                      -                       -                         -                       -          17,600,526                  3,112,030              10,871,285
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                    5,325,950            7,102,164           (377,481,224)            (1,893,989)            (85,274,228)             (109,618,582)             (3,643,046)         43,033,030                 39,044,002             (22,756,724)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        516,686           10,133,996           (138,682,868)               (93,295)            (67,009,291)              (55,632,602)                170,400          34,910,721                 36,800,960              24,250,053
   End of Period                                                          (17,039,528)             139,355             20,822,964              1,590,263             (36,522,721)              (23,939,074)             (2,965,183)          8,107,886                 23,215,301             (82,953,474)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                (17,556,214)          (9,994,641)           159,505,832              1,683,558              30,486,570                31,693,528              (3,135,583)        (26,802,835)               (13,585,659)           (107,203,527)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (11,369,697)          $ (918,883)        $ (226,883,245)            $ (403,486)           $ (7,079,941)            $ (80,671,111)           $ (8,231,083)       $ 12,192,487               $ 21,206,016          $ (121,174,452)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                      AST - Janus           AST - Janus          AST - Janus           AST - Kinetics        AST - Lord Abbett          AST - Marsico              AST - MFS             AST - MFS               AST - MFS                   AST
                                                                     Mid-Cap Growth        Overseas Growth     Strategic Value            Internet             Bond Debenture          Capital Growth            Global Equity             Growth           Growth with Income           Money Market
                                                                   -------------------   -----------------------------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                              $ 54,601         $ 43,112,004               $ 16,835                    $ -                $ 12,687                       $ -                     $ -            $ 25,134                  $ 117,017            $ 87,652,956
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (966,333)         (10,513,308)              (458,406)               (54,155)               (445,201)              (19,283,201)               (582,839)        (13,794,118)                (1,359,832)            (35,405,815)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                 (911,732)          32,598,697               (441,571)               (54,155)               (432,513)              (19,283,201)               (582,839)        (13,768,985)                (1,242,815)             52,247,141
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     94,920,593          512,920,457             34,898,123             11,098,129              38,552,544               660,840,721              64,229,046         362,076,161                 41,729,183           8,679,262,534
   Cost of Securities Sold                                                153,310,156          940,598,327             36,974,573             11,748,799              38,956,296               680,063,756              70,923,824         438,199,784                 50,879,092           8,679,262,534

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                    (58,389,563)        (427,677,870)            (2,076,450)              (650,670)               (403,752)              (19,223,035)             (6,694,778)        (76,123,623)                (9,149,909)                      -
   Short-Term Capital Gain Distributions Received                                   -           65,719,060                      -                      -                   4,298                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -          140,147,901                      -                      -                       -                31,172,476                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                  (58,389,563)        (221,810,909)            (2,076,450)              (650,670)               (399,454)               11,949,441              (6,694,778)        (76,123,623)                (9,149,909)                      -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                    (25,104,601)        (229,011,421)               (34,155)               (87,495)                 54,231                22,231,335              (1,212,175)         (6,906,361)                  (630,016)                      -
   End of Period                                                           (7,803,624)        (274,459,041)            (1,175,088)               154,892                 973,651              (353,567,838)              1,522,762        (169,229,070)                (8,422,920)                      -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                 17,300,977          (45,447,620)            (1,140,933)               242,387                 919,420              (375,799,173)              2,734,937        (162,322,709)                (7,792,904)                      -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (42,000,318)      $ (234,659,832)          $ (3,658,954)            $ (462,438)               $ 87,453            $ (383,132,933)           $ (4,542,680)     $ (252,215,317)             $ (18,185,628)           $ 52,247,141
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                            AST - Sanford Bernstein
                                                                                                                                                                 Core Value
                                                                   AST - Neuberger & Berman AST - PBHG           AST - PIMCO            AST - PIMCO             * May 1 thru        AST - Sanford Bernstein      AST - Scudder          AST - Strong        AST - T. Rowe Price      AST - T. Rowe Price
                                                                     Mid-Cap Value        Small-Cap Growth   Limited Maturity Bond   Total Return Bond         Dec. 31, 2001          Managed Index 500              Japan            International Equity   Asset Allocation            Global Bond
                                                                   -------------------   ----------------------------------------------------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 1,286,073                  $ -           $ 22,675,028           $ 65,418,292                     $ -               $ 5,636,086                     $ -           $ 938,217               $ 10,781,977                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6) (13,209,149)          (6,147,084)            (7,256,512)           (20,087,164)               (160,639)               (8,574,950)                (47,501)         (7,276,643)                (5,091,223)             (1,596,417)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                              (11,923,076)          (6,147,084)            15,418,516             45,331,128                (160,639)               (2,938,864)                (47,501)         (6,338,425)                 5,690,755              (1,596,417)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    392,979,138          179,100,179            353,612,738            563,308,357               9,195,298               343,612,776              47,980,586         742,551,881                 90,666,652              52,765,546
   Cost of Securities Sold                                                363,599,109          267,332,337            339,510,531            553,532,430               9,759,834               416,096,777              49,058,694       1,020,738,807                 85,498,807              57,679,247

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                     29,380,029          (88,232,158)            14,102,207              9,775,927                (564,536)              (72,484,001)             (1,078,108)       (278,186,926)                 5,167,845              (4,913,701)
   Short-Term Capital Gain Distributions Received                          44,855,751                    -                      -                      -                       -                         -                  11,008                   -                          -                       -
   Long-Term Capital Gain Distributions Received                            5,255,987           78,840,195                      -                      -                       -                 6,845,533                       -          61,964,138                 36,268,037                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                   79,491,767           (9,391,963)            14,102,207              9,775,927                (564,536)              (65,638,468)             (1,067,100)       (216,222,788)                41,435,882              (4,913,701)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                    141,198,425         (260,197,998)            14,577,604             47,016,511                       -               (54,062,023)                (44,554)       (110,282,633)                32,198,030              (6,204,550)
   End of Period                                                           25,327,753         (290,069,954)            13,635,695             84,330,806               1,295,747               (63,715,816)                (69,004)        (27,491,664)               (39,859,893)              1,619,221
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                               (115,870,672)         (29,871,956)              (941,909)            37,314,295               1,295,747                (9,653,793)                (24,450)         82,790,969                (72,057,923)              7,823,771
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (48,301,981)       $ (45,411,003)          $ 28,578,814           $ 92,421,350               $ 570,572             $ (78,231,125)           $ (1,139,051)     $ (139,770,244)             $ (24,931,286)            $ 1,313,653
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                         Evergreen             Evergreen VA
                                                                                                                                                                                                                                          VA Omega        Perpetual International Fund
                                                                         Davis             Evergreen VA          Evergreen VA           Evergreen VA            Evergreen VA            Evergreen VA             Evergreen VA           * May 1 thru            Jan 1 thru               Evergreen VA
                                                                       Value Fund         Blue Chip Fund      Capital Growth Fund    Equity Index Fund        Foundation Fund        Global Leaders Fund     International Growth Fund Dec. 31, 2001           Aug. 3, 2001          Small-Cap Value Fund
                                                                   -------------------   ------------------  --------------------------------------------   ---------------------  ------------------------  ------------------------------------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -             $ 11,577               $ 26,714               $ 45,228               $ 196,508                  $ 61,103                 $ 2,075                 $ -                    $ 2,454                 $ 6,600
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (54,574)             (55,257)               (88,637)               (54,873)               (126,466)                 (176,903)                 (2,622)           (223,603)                    (4,187)                (28,174)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  (54,574)             (43,680)               (61,923)                (9,645)                 70,042                  (115,800)                   (547)           (223,603)                    (1,733)                (21,575)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        259,905              595,676                203,201                503,947                 872,057                25,223,130                  30,846           1,605,132                    486,094                 152,883
   Cost of Securities Sold                                                    293,642              813,344                213,859                655,672               1,012,403                27,249,914                  34,427           2,536,014                    589,447                 138,456

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                        (33,737)            (217,668)               (10,658)              (151,725)               (140,346)               (2,026,784)                 (3,581)           (930,882)                  (103,353)                 14,427
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -                       -                   -                     12,492                 162,429
   Long-Term Capital Gain Distributions Received                                    -                    -                 58,077                      -                       -                         -                       -                   -                     24,312                  83,969
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                      (33,737)            (217,668)                47,419               (151,725)               (140,346)               (2,026,784)                 (3,581)           (930,882)                   (66,549)                260,825
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         15,135             (291,331)               252,491               (264,391)               (425,429)                 (322,123)                      -          (3,432,073)                    (1,892)                 39,925
   End of Period                                                             (245,979)            (766,997)              (556,255)              (621,160)             (1,201,539)                  237,001                 (33,200)         (4,741,588)                         -                 195,854
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                   (261,114)            (475,666)              (808,746)              (356,769)               (776,110)                  559,124                 (33,200)         (1,309,515)                     1,892                 155,929
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ (349,425)          $ (737,014)            $ (823,250)            $ (518,139)             $ (846,414)             $ (1,583,460)              $ (37,328)       $ (2,464,000)                 $ (66,390)              $ 395,179
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                                                 ProFunds                  ProFunds
                                                                                                                                                                                                                  Montgomery                                      VP Bear              VP Biotechnology
                                                                      Evergreen VA         INVESCO - VIF        INVESCO - VIF          INVESCO - VIF           INVESCO - VIF            INVESCO - VIF              Emerging           Nike - First Trust      * Jan. 22 thru            * Jan. 22 thru
                                                                   Strategic Income Fund   Dynamics Fund     Financial Services Fund Health Sciences Fund     Technology Fund       Telecommunications Fund         Markets           10 Uncommon Values       Dec. 31, 2001            Dec. 31, 2001
                                                                   ----------------------------------------  --------------------------------------------------------------------  ------------------------------------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                             $ 195,705                  $ -              $ 481,793              $ 745,374                     $ -                       $ -                     $ -                 $ -                        $ -                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (33,222)          (1,805,581)            (2,534,509)            (3,144,840)             (3,396,357)               (1,771,049)             (1,251,839)           (207,765)                  (273,736)               (263,172)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  162,483           (1,805,581)            (2,052,716)            (2,399,467)             (3,396,357)               (1,771,049)             (1,251,839)           (207,765)                  (273,736)               (263,172)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        296,763          636,645,790            159,236,162            270,340,600             313,609,687               412,895,251             108,725,536          11,544,163                316,665,586             167,031,618
   Cost of Securities Sold                                                    306,476          722,818,367            162,555,759            293,345,639             605,073,151               583,188,746             133,765,402          19,950,117                321,082,038             170,627,406

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                         (9,713)         (86,172,577)            (3,319,597)           (23,005,039)           (291,463,464)             (170,293,495)            (25,039,866)         (8,405,954)                (4,416,452)             (3,595,788)
   Short-Term Capital Gain Distributions Received                                   -                    -                 97,545                      -                       -                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -                    -                 32,515                      -                       -                         -                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                       (9,713)         (86,172,577)            (3,189,537)           (23,005,039)           (291,463,464)             (170,293,495)            (25,039,866)         (8,405,954)                (4,416,452)             (3,595,788)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        (78,087)         (28,798,850)            16,802,025             20,573,152            (152,776,597)              (65,570,845)            (17,851,745)         (4,928,560)                         -                       -
   End of Period                                                             (124,149)           2,580,361             (7,212,363)             3,533,046             (36,008,312)                  490,970                 194,722          (3,853,540)                  (256,646)               (932,166)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                    (46,062)          31,379,211            (24,014,388)           (17,040,106)            116,768,285                66,061,815              18,046,467           1,075,020                   (256,646)               (932,166)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 106,708        $ (56,598,946)         $ (29,256,641)         $ (42,444,612)         $ (178,091,536)           $ (106,002,729)           $ (8,245,238)       $ (7,538,699)              $ (4,946,834)           $ (4,791,126)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        ProFunds                                   ProFunds               ProFunds                ProFunds                ProFunds                 ProFunds             ProFunds VP
                                                                       VP Energy                                 VP Financial          VP Health Care              VP OTC              VP Real Estate            VP Technology        Telecommunications
                                                                     * Jan. 22 thru          ProFunds           * Jan. 22 thru         * Jan. 22 thru          * Jan. 22 thru          * Jan. 22 thru           * Jan. 22 thru         * Jan. 22 thru            ProFunds                  ProFunds
                                                                     Dec. 31, 2001         VP Europe 30         Dec. 31, 2001          Dec. 31, 2001           Dec. 31, 2001            Dec. 31, 2001            Dec. 31, 2001         Dec. 31, 2001           VP Ultra OTC           VP Ultra Small-Cap
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -                  $ -                    $ -                    $ -                     $ -                       $ -                     $ -                 $ -                        $ -                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (226,444)            (517,227)              (163,113)              (226,581)               (498,418)                 (295,700)               (138,025)            (73,634)                (1,233,847)               (517,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                 (226,444)            (517,227)              (163,113)              (226,581)               (498,418)                 (295,700)               (138,025)            (73,634)                (1,233,847)               (517,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    123,410,285          255,373,256            118,903,388            141,760,719             356,133,245               146,891,095             133,600,206          70,371,800                133,740,530             229,556,703
   Cost of Securities Sold                                                130,025,890          270,913,576            119,545,020            145,219,743             362,927,602               149,791,169             136,291,563          74,241,139                411,937,631             239,356,660

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                     (6,615,605)         (15,540,320)              (641,632)            (3,459,024)             (6,794,357)               (2,900,074)             (2,691,357)         (3,869,339)              (278,197,101)             (9,799,957)
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -                    -                      -                      -                       -                         -                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                   (6,615,605)         (15,540,320)              (641,632)            (3,459,024)             (6,794,357)               (2,900,074)             (2,691,357)         (3,869,339)              (278,197,101)             (9,799,957)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -             (509,428)                     -                      -                       -                         -                       -                   -               (170,189,204)                (18,463)
   End of Period                                                              175,127             (126,106)               221,919               (238,799)             (2,043,890)                  480,503                (670,472)            (27,444)                 3,583,494               6,796,628
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                    175,127              383,322                221,919               (238,799)             (2,043,890)                  480,503                (670,472)            (27,444)               173,772,698               6,815,091
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (6,666,922)       $ (15,674,225)            $ (582,826)          $ (3,924,404)           $ (9,336,665)             $ (2,715,271)           $ (3,499,854)       $ (3,970,417)            $ (105,658,250)           $ (3,501,951)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                     Prudential SP
                                                                   Jennison Int'l Growth
                                                                      * May 1 thru             Rydex                Rydex                  Rydex                    WFVT                    WFVT
                                                                     Dec. 31, 2001           Nova Fund             OTC Fund              Ursa Fund           Equity Income Fund       Equity Value Fund
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 1,022          $ 4,780,163                    $ -              $ 602,355                $ 80,441                 $ 210,815
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (8,359)            (889,038)            (2,598,994)              (118,063)               (110,974)                 (519,500)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------
NET INVESTMENT INCOME (LOSS)                                                   (7,337)           3,891,125             (2,598,994)               484,292                 (30,533)                 (308,685)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     27,603,712          192,235,524            223,042,434             79,330,664               4,545,697                36,813,647
   Cost of Securities Sold                                                 27,478,765          221,240,261            413,629,470             77,918,448               4,756,449                37,695,937

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------
       Net Gain (Loss)                                                        124,947          (29,004,737)          (190,587,036)             1,412,216                (210,752)                 (882,290)
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -
   Long-Term Capital Gain Distributions Received                                    -                    -                      -                      -                 228,626                         -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET REALIZED GAIN (LOSS)                                                      124,947          (29,004,737)          (190,587,036)             1,412,216                  17,874                  (882,290)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -          (12,393,594)          (160,955,435)               425,567                 146,949                   959,371
   End of Period                                                               44,005          (11,148,495)           (78,254,591)              (280,532)               (343,167)               (1,845,714)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET UNREALIZED GAIN (LOSS)                                                     44,005            1,245,099             82,700,844               (706,099)               (490,116)               (2,805,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 161,615        $ (23,868,513)        $ (110,485,186)           $ 1,190,409              $ (502,775)             $ (3,996,060)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AAF                                 AAF                               AST - AIM                         AST - Alger                         AST - Alger                          AST - Alger
                                                     Total                               Growth                          Mid-Cap Growth                           Balanced                                All-Cap Growth                  Growth                           Mid-Cap Growth
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended      Jan. 1 thru         Year Ended       Jan. 1 thru          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended         Jan. 1 thru      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001  Nov. 11, 2000 **     Dec. 31, 2001   Nov. 11, 2000 **     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Feb. 16, 2001 **  Dec. 31, 2000      Feb. 16, 2001 **  Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ 22,762,242    $ (71,016,722)               $ -    $ (20,524,239)                $ -    $ (11,337,429)        $ 6,506,669     $ 2,411,758     $ (10,510,845)    $ (2,587,208)       $ (1,826,855)    $ (2,567,277)       $ (1,664,654)   $ (1,635,667)
     Net Realized Gain (Loss)                     (3,584,661,900)   3,137,063,351                  -       89,162,778                   -      197,363,003          (8,675,788)     52,619,550      (129,421,107)     (29,839,159)        (48,115,380)      (1,330,992)         (7,135,695)     (4,251,615)
     Net Unrealized Gain (Loss) On Investments      (810,325,469)  (8,146,306,514)                 -     (257,603,833)                  -     (112,117,870)        (76,525,108)    (93,344,984)       (7,050,279)     (67,580,996)         66,319,007      (66,319,007)         20,190,656     (20,190,656)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                           (4,372,225,127)  (5,080,259,885)                 -     (188,965,294)                  -       73,907,704         (78,694,227)    (38,313,676)     (146,982,231)    (100,007,363)         16,376,772      (70,217,276)         11,390,307     (26,077,938)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits            3,508,248,798    7,657,892,463                  -      160,577,408                   -      101,704,991          59,631,681     155,449,449        40,352,498      140,745,245           4,079,152        6,729,763           2,466,512       4,373,488
     Net Transfers Between Sub-accounts                  692,388       18,352,124                  -   (1,563,104,868)                  -     (858,070,611)        (55,918,739)     71,392,669       676,628,042      161,697,109      (1,320,146,351)   1,399,927,736        (865,481,345)    894,250,483
     Surrenders                                   (2,896,480,612)  (2,709,688,618)                 -     (134,085,695)                  -      (67,909,601)        (66,956,455)    (72,863,196)      (65,239,032)     (12,036,293)        (17,902,326)     (18,847,469)        (11,106,396)     (9,815,111)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              612,460,574    4,966,555,969                  -   (1,536,613,155)                  -     (824,275,221)        (63,243,513)    153,978,922       651,741,508      290,406,060      (1,333,969,526)   1,387,810,030        (874,121,229)    888,808,860
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (3,759,764,553)    (113,703,916)                 -   (1,725,578,449)                  -     (750,367,517)       (141,937,740)    115,665,246       504,759,277      190,398,697      (1,317,592,754)   1,317,592,754        (862,730,922)    862,730,922
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                          26,574,022,197   26,687,726,113                  -    1,725,578,449                   -      750,367,517         605,122,179     489,456,933       190,398,697                -       1,317,592,754                -         862,730,922               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                              $ 22,814,257,645 $ 26,574,022,197                $ -              $ -                 $ -              $ -       $ 463,184,439   $ 605,122,179     $ 695,157,974    $ 190,398,697                 $ -  $ 1,317,592,754                 $ -   $ 862,730,922
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    AST - Alliance Bernstein         AST - Alliance                      AST - Alliance                            AST - American Century             AST - American Century              AST - American Century               AST - American Century
                                                         Growth & Value                  Growth                                  Growth & Income                      Income & Growth                 International Growth I              International Growth II                Strategic Balanced
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                  * May 1 thru      Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Sep. 24, 2001 **  Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (118,566)             $ -       $ (5,729,244)    $ (6,195,333)      $ (10,864,639)    $ (6,362,444)       $ (2,851,245)   $ (4,216,523)     $ (3,592,809)    $ (3,475,709)       $ (1,013,131)    $ (5,002,296)          $ 860,567        $ 92,330
     Net Realized Gain (Loss)                           (341,080)               -        (46,939,820)      63,145,346         152,978,023      183,828,474         (13,601,060)     33,862,476      (112,296,992)      28,808,616        (171,507,749)      68,927,116           5,325,950      17,642,726
     Net Unrealized Gain (Loss) On Investments         1,773,334                -        (20,232,497)    (149,556,231)       (199,813,855)    (121,542,798)        (29,358,815)    (86,679,415)       45,455,221      (72,413,819)         47,556,473     (148,657,416)        (17,556,214)    (27,445,089)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                1,313,688                -        (72,901,561)     (92,606,218)        (57,700,471)      55,923,232         (45,811,120)    (57,033,462)      (70,434,580)     (47,080,912)       (124,964,407)     (84,732,596)        (11,369,697)     (9,710,033)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                7,273,899                -         52,925,865      105,010,204         169,409,756      161,825,964          36,932,063     150,905,022        57,486,845      120,636,499           2,657,512       24,961,846          19,434,879      39,478,424
     Net Transfers Between Sub-accounts               25,051,738                -         34,245,771      119,674,414         297,113,752          332,482         (67,514,459)     52,232,815       217,107,037       99,179,233        (224,947,041)     (28,332,452)         (3,754,597)    (12,175,711)
     Surrenders                                       (1,365,567)               -        (31,822,955)     (32,355,026)       (167,519,658)    (137,097,989)        (32,747,344)    (30,668,893)      (27,275,396)     (16,509,380)        (19,674,978)     (35,808,042)        (16,662,295)    (19,008,080)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               30,960,070                -         55,348,681      192,329,592         299,003,850       25,060,457         (63,329,740)    172,468,944       247,318,487      203,306,352        (241,964,507)     (39,178,648)           (982,012)      8,294,633
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               32,273,758                -        (17,552,880)      99,723,374         241,303,380       80,983,689        (109,140,860)    115,435,482       176,883,907      156,225,440        (366,928,914)    (123,911,244)        (12,351,709)     (1,415,400)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                       -                -        448,352,431      348,629,057       1,537,331,572    1,456,347,883         461,236,957     345,801,475       304,703,325      148,477,885         366,928,914      490,840,158         206,308,773     207,724,173
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 32,273,758              $ -      $ 430,799,551    $ 448,352,431     $ 1,778,634,952  $ 1,537,331,572       $ 352,096,097   $ 461,236,957     $ 481,587,232    $ 304,703,325                 $ -    $ 366,928,914       $ 193,957,064   $ 206,308,773
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - Cohen & Steers             AST - DeAm                                AST - Federated              AST - Federated                    AST - Founders                       AST - Gabelli                        AST - Gabelli
                                                  Real Estate                                Small-Cap Growth                   Aggressive Growth             High Yield Bond                       Passport                          All-Cap Value                       Small-Cap Value
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                    $ 1,973,594        $ 626,185       $ (8,907,853)   $ (12,994,136)         $ (193,055)        $ (1,332)       $ 47,707,717    $ 47,695,993      $ (2,746,057)    $ (4,570,840)       $ (1,452,454)       $ (19,246)       $ (4,037,708)   $ (2,358,089)
     Net Realized Gain (Loss)                          7,102,164        6,245,204       (377,481,224)     243,131,548          (1,893,989)          (3,500)        (85,274,228)    (55,974,674)     (109,618,582)     (10,637,960)         (3,643,046)         (61,695)         43,033,030       6,427,980
     Net Unrealized Gain (Loss) On Investments        (9,994,641)      11,238,262        159,505,832     (467,935,913)          1,683,558          (93,295)         30,486,570     (49,540,994)       31,693,528     (126,867,779)         (3,135,583)         170,400         (26,802,835)     46,035,548
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (918,883)      18,109,651       (226,883,245)    (237,798,501)           (403,486)         (98,127)         (7,079,941)    (57,819,675)      (80,671,111)    (142,076,579)         (8,231,083)          89,459          12,192,487      50,105,439
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               15,857,660       17,208,495         40,984,274      195,980,211           6,700,832          329,092          49,480,904      75,723,630        18,230,050      149,947,892          32,225,341        2,547,865          52,288,785      32,789,977
     Net Transfers Between Sub-accounts                  576,586       42,112,008         (1,927,855)      77,321,399          39,186,476        1,555,293          29,839,728     (91,887,293)      (37,231,697)      70,736,589         117,400,911       10,269,636         157,876,946      10,829,929
     Surrenders                                       (9,796,349)      (5,854,644)       (61,216,888)     (93,364,141)         (1,099,936)          (2,187)        (50,196,423)    (51,387,823)      (15,386,738)     (23,527,301)         (9,250,885)         (95,592)        (33,747,136)    (19,805,822)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                6,637,897       53,465,859        (22,160,469)     179,937,469          44,787,372        1,882,198          29,124,208     (67,551,487)      (34,388,386)     197,157,180         140,375,367       12,721,909         176,418,596      23,814,084
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                5,719,014       71,575,510       (249,043,714)     (57,861,032)         44,383,885        1,784,071          22,044,268    (125,371,161)     (115,059,497)      55,080,601         132,144,284       12,811,368         188,611,083      73,919,523
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             123,556,909       51,981,399        762,358,068      820,219,100           1,784,071                -         472,559,593     597,930,754       261,861,462      206,780,861          12,811,368                -         311,030,594     237,111,071
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 129,275,923    $ 123,556,909      $ 513,314,354    $ 762,358,068        $ 46,167,956      $ 1,784,071       $ 494,603,861   $ 472,559,593     $ 146,801,965    $ 261,861,462       $ 144,955,652     $ 12,811,368       $ 499,641,677   $ 311,030,594
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Goldman Sachs            AST - Invesco                       AST - JanCap                          AST - Janus                        AST - Janus                         AST - Janus                         AST - Kinetics
                                                         Small-Cap Value              Equity Income                          Growth                                    Mid-Cap Growth                    Overseas Growth             Strategic Value                          Internet
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (4,252,327)    $ (1,636,480)       $ 8,785,799      $ 3,986,781       $ (43,075,181)   $ (71,226,642)         $ (911,732)     $ (432,066)     $ 32,598,697    $ (11,595,735)         $ (441,571)        $ (7,665)          $ (54,155)       $ (2,132)
     Net Realized Gain (Loss)                         39,044,002        7,215,812        (22,756,724)      89,707,174        (719,984,665)   1,062,247,742         (58,389,563)       (919,821)     (221,810,909)     461,711,121          (2,076,450)            (828)           (650,670)        (91,243)
     Net Unrealized Gain (Loss) On Investments       (13,585,659)      31,955,736       (107,203,527)     (60,157,729)       (563,147,639)  (2,941,891,381)         17,300,977     (25,104,601)      (45,447,620)    (787,268,266)         (1,140,933)         (34,155)            242,387         (87,495)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               21,206,016       37,535,068       (121,174,452)      33,536,226      (1,326,207,485)  (1,950,870,281)        (42,000,318)    (26,456,488)     (234,659,832)    (337,152,880)         (3,658,954)         (42,648)           (462,438)       (180,870)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               49,432,574       34,444,437         96,836,636      148,061,102         168,694,758      977,864,053          26,757,598      41,691,279         7,563,490      197,489,457          16,088,375        1,198,718           1,081,435         219,281
     Net Transfers Between Sub-accounts              138,712,264       77,428,084        (17,657,741)      18,295,872        (319,503,359)    (195,978,719)         24,362,133      48,369,579      (198,470,804)    (208,315,999)         26,428,586        4,611,520           2,071,398         895,947
     Surrenders                                      (24,927,079)      (7,219,612)       (98,254,137)     (90,064,766)       (274,623,693)    (480,860,576)         (4,983,788)     (1,602,827)      (55,525,183)     (99,261,698)         (2,748,172)         (10,279)           (413,839)         (2,459)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              163,217,759      104,652,909        (19,075,242)      76,292,208        (425,432,294)     301,024,758          46,135,943      88,458,031      (246,432,497)    (110,088,240)         39,768,789        5,799,959           2,738,993       1,112,768
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              184,423,775      142,187,977       (140,249,694)     109,828,434      (1,751,639,779)  (1,649,845,523)          4,135,625      62,001,543      (481,092,330)    (447,241,120)         36,109,836        5,757,311           2,276,555         931,899
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             211,914,783       69,726,806      1,104,293,722      994,465,288       4,082,697,429    5,732,542,952          62,001,543               -     1,029,387,786    1,476,628,906           5,757,311                -             931,899               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 396,338,558    $ 211,914,783      $ 964,044,028  $ 1,104,293,722     $ 2,331,057,650  $ 4,082,697,429        $ 66,137,168    $ 62,001,543     $ 548,295,456  $ 1,029,387,786        $ 41,867,147      $ 5,757,311         $ 3,208,454       $ 931,899
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------

                                                        AST - Lord Abbett             AST - Marsico                         AST - MFS                            AST - MFS                          AST - MFS                              AST                                AST - Neuberger & Berman
                                                         Bond Debenture              Capital Growth                       Global Equity                            Growth                               Growth with Income             Money Market                        Mid-Cap Growth
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (432,513)        $ (4,642)     $ (19,283,201)   $ (24,931,385)         $ (582,839)      $ (174,244)      $ (13,768,985)     $ (555,541)     $ (1,242,815)      $ (468,447)       $ 52,247,141     $ 86,075,856        $ (7,646,526)   $ (9,739,008)
     Net Realized Gain (Loss)                           (399,454)          14,172         11,949,441      209,778,971          (6,694,778)        (177,915)        (76,123,623)        200,384        (9,149,909)         114,785                   -            8,047        (278,457,374)    127,942,543
     Net Unrealized Gain (Loss) On Investments           919,420           54,231       (375,799,173)    (479,413,471)          2,734,937       (1,318,070)       (162,322,709)     (7,232,175)       (7,792,904)        (882,225)                  -                -          99,796,047    (250,596,450)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   87,453           63,761       (383,132,933)    (294,565,885)         (4,542,680)      (1,670,229)       (252,215,317)     (7,587,332)      (18,185,628)      (1,235,887)         52,247,141       86,083,903        (186,307,853)   (132,392,915)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               16,800,821          381,262        111,356,470      437,999,730          14,325,838       15,258,139          57,223,126      46,406,264        34,861,103       40,430,301       1,318,684,795    2,187,885,020          64,812,622     209,722,652
     Net Transfers Between Sub-accounts               36,184,167        6,285,816       (128,196,695)       1,192,958          17,751,979       14,176,486       1,161,792,253      36,501,515        21,923,390       26,408,968        (261,267,227)  (1,907,385,235)        (36,108,159)    275,227,841
     Surrenders                                       (3,018,991)        (148,330)      (104,300,751)    (116,886,757)         (3,845,017)        (808,466)       (100,951,256)     (1,891,041)       (7,732,625)      (1,486,200)       (897,351,577)    (455,810,549)        (41,901,250)    (50,346,767)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               49,965,998        6,518,748       (121,140,975)     322,305,931          28,232,801       28,626,159       1,118,064,122      81,016,738        49,051,868       65,353,070         160,065,990     (175,310,764)        (13,196,787)    434,603,726
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               50,053,450        6,582,509       (504,273,908)      27,740,046          23,690,121       26,955,930         865,848,806      73,429,406        30,866,240       64,117,183         212,313,131      (89,226,861)       (199,504,639)    302,210,811
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               6,582,509                -      1,684,859,573    1,657,119,527          28,241,250        1,285,320          78,043,228       4,613,822        71,893,686        7,776,503       2,232,816,052    2,322,042,913         686,919,917     384,709,106
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 56,635,959      $ 6,582,509    $ 1,180,585,665  $ 1,684,859,573        $ 51,931,371     $ 28,241,250       $ 943,892,034    $ 78,043,228     $ 102,759,926     $ 71,893,686     $ 2,445,129,183  $ 2,232,816,052       $ 487,415,278   $ 686,919,917
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    AST - Neuberger & Berman           AST - PBHG                          AST - PIMCO                          AST - PIMCO                          AST - Sanford Bernstein              AST - Sanford Bernstein          AST - Scudder
                                                 Mid-Cap Value                               Small-Cap Growth                 Limited Maturity Bond                  Total Return Bond             Core Value                                Managed Index 500                 Japan
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended       * May 1 thru      Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                  $ (11,923,076)    $ (7,939,916)      $ (6,147,084)   $ (14,260,238)       $ 15,418,516     $ 15,168,592        $ 45,331,128    $ 36,681,521        $ (160,639)             $ -        $ (2,938,864)    $ (6,174,812)          $ (47,501)       $ (1,085)
     Net Realized Gain (Loss)                         79,491,767       22,867,432         (9,391,963)     299,416,182          14,102,207       (2,815,033)          9,775,927     (14,455,806)         (564,536)               -         (65,638,468)      51,921,917          (1,067,100)          6,770
     Net Unrealized Gain (Loss) On Investments      (115,870,672)     157,146,009        (29,871,956)    (852,374,375)           (941,909)      12,526,626          37,314,295      81,768,404         1,295,747                -          (9,653,793)    (119,319,072)            (24,450)        (44,554)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                              (48,301,981)     172,073,525        (45,411,003)    (567,218,431)         28,578,814       24,880,185          92,421,350     103,994,119           570,572                -         (78,231,125)     (73,571,967)         (1,139,051)        (38,869)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               96,152,497       76,507,818          5,131,609       74,706,240          94,175,543       58,016,105         231,721,094     152,548,125         7,045,367                -          67,237,203      128,906,590           1,665,501          58,175
     Net Transfers Between Sub-accounts               60,269,495      121,890,621        (17,589,332)    (240,856,158)        121,060,295      (26,152,462)        161,699,944      70,099,983        35,679,704                -         (20,249,010)      54,492,760           1,899,331         675,465
     Surrenders                                      (94,087,075)     (66,037,832)       (34,191,921)     (69,689,069)        (63,467,443)     (49,212,541)       (143,739,736)   (100,516,156)       (1,028,759)               -         (53,207,241)     (48,367,355)            (87,031)          1,612
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               62,334,916      132,360,607        (46,649,644)    (235,838,987)        151,768,396      (17,348,898)        249,681,302     122,131,952        41,696,312                -          (6,219,049)     135,031,995           3,477,801         735,252
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               14,032,935      304,434,132        (92,060,647)    (803,057,418)        180,347,210        7,531,287         342,102,653     226,126,071        42,266,883                -         (84,450,174)      61,460,028           2,338,750         696,383
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             939,621,047      635,186,915        549,241,876    1,352,299,294         396,986,740      389,455,453       1,188,799,380     962,673,309                 -                -         661,887,253      600,427,225             696,383               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 953,653,982    $ 939,621,047      $ 457,181,229    $ 549,241,876       $ 577,333,950    $ 396,986,740     $ 1,530,902,033 $ 1,188,799,380      $ 42,266,883              $ -       $ 577,437,079    $ 661,887,253         $ 3,035,133       $ 696,383
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  AST - Strong                             AST - T. Rowe Price                 AST - T. Rowe Price                  AST - T. Rowe Price               Davis                            Evergreen VA                         Evergreen VA
                                                      International Equity                   Asset Allocation              Global Bond                               Natural Resources             Value Fund                         Blue Chip Fund                            Capital Growth Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (6,338,425)    $ (8,414,313)       $ 5,690,755      $ 4,334,561        $ (1,596,417)       $ 330,164          $ (472,466)     $ (655,855)        $ (54,574)        $ (7,091)          $ (43,680)        $ (7,359)          $ (61,923)      $ (12,682)
     Net Realized Gain (Loss)                       (216,222,788)     142,536,722         41,435,882       33,340,180          (4,913,701)      (4,096,643)         15,486,883      11,563,318           (33,737)          16,361            (217,668)            (489)             47,419           1,562
     Net Unrealized Gain (Loss) On Investments        82,790,969     (347,936,631)       (72,057,923)     (46,087,398)          7,823,771          808,665         (19,733,718)     11,740,710          (261,114)          15,135            (475,666)        (291,331)           (808,746)        252,491
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             (139,770,244)    (213,814,222)       (24,931,286)      (8,412,657)          1,313,653       (2,957,814)         (4,719,301)     22,648,173          (349,425)          24,405            (737,014)        (299,179)           (823,250)        241,371
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               52,018,027      165,491,349         26,198,279       47,515,910           7,687,999       10,839,934          17,921,733      15,580,962         3,027,401        1,669,776           1,922,053        3,208,346           4,727,278       2,985,934
     Net Transfers Between Sub-accounts              (46,016,370)     (11,374,177)       (28,062,515)     (51,381,193)        (13,517,804)     (12,459,969)            567,119       1,402,151         1,051,104          259,390            (291,967)         288,145           1,520,780         134,236
     Surrenders                                      (53,321,123)     (74,573,053)       (35,113,014)     (40,281,811)        (10,518,017)     (11,680,745)        (13,816,082)     (8,651,777)         (267,055)         (13,432)           (161,115)         (38,066)           (387,704)        (40,086)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              (47,319,466)      79,544,119        (36,977,250)     (44,147,094)        (16,347,822)     (13,300,780)          4,672,770       8,331,336         3,811,450        1,915,734           1,468,971        3,458,425           5,860,354       3,080,084
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (187,089,710)    (134,270,103)       (61,908,537)     (52,559,751)        (15,034,169)     (16,258,594)            (46,531)     30,979,509         3,462,025        1,940,139             731,957        3,159,246           5,037,104       3,321,455
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------------------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                             609,334,332      743,604,435        380,955,322      433,515,073         117,687,398      133,945,992         129,475,401      98,495,892         1,940,139                -           3,159,246                -           3,321,455               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 422,244,622    $ 609,334,332      $ 319,046,785    $ 380,955,322       $ 102,653,229    $ 117,687,398       $ 129,428,870   $ 129,475,401       $ 5,402,164      $ 1,940,139         $ 3,891,203      $ 3,159,246         $ 8,358,559     $ 3,321,455
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Evergreen VA                        Evergreen VA                        Evergreen VA                          Evergreen VA                      Evergreen VA                         Evergreen VA                         Evergreen VA
                                                        Equity Index Fund                    Foundation Fund                   Global Leaders Fund               International Growth Fund         Omega Fund                          Perpetual International Fund             Small-Cap Value Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Aug. 3, 2001 **   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (9,645)        $ 12,468           $ 70,042         $ 77,404          $ (115,800)       $ (35,763)             $ (547)            $ -        $ (223,603)       $ (61,871)           $ (1,733)        $ (3,121)          $ (21,575)        $ 3,280
     Net Realized Gain (Loss)                           (151,725)          (2,526)          (140,346)          (4,458)         (2,026,784)         (21,304)             (3,581)              -          (930,882)           3,755             (66,549)         (44,033)            260,825          26,106
     Net Unrealized Gain (Loss) On Investments          (356,769)        (264,391)          (776,110)        (425,429)            559,124         (339,397)            (33,200)              -        (1,309,515)      (3,432,073)              1,892           (1,892)            155,929          39,925
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (518,139)        (254,449)          (846,414)        (352,483)         (1,583,460)        (396,464)            (37,328)              -        (2,464,000)      (3,490,189)            (66,390)         (49,046)            395,179          69,311
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                1,874,630        2,713,195          3,159,027        6,858,388           4,129,014        5,208,274               3,273               -         5,642,385       15,493,123              44,591          548,854           1,883,080         741,406
     Net Transfers Between Sub-accounts                  250,541          424,728           (230,836)         999,767           2,537,991        4,790,897             456,263               -         2,009,195        1,244,502            (476,465)           1,010             770,610          (4,195)
     Surrenders                                         (149,766)         (13,811)          (504,577)        (212,710)           (758,529)        (509,709)               (570)              -          (917,016)        (176,015)             (1,195)          (1,358)           (159,871)         (5,168)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                1,975,404        3,124,112          2,423,614        7,645,445           5,908,476        9,489,462             458,966               -         6,734,565       16,561,610            (433,070)         548,506           2,493,819         732,043
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                1,457,265        2,869,663          1,577,200        7,292,962           4,325,016        9,092,998             421,638               -         4,270,565       13,071,421            (499,460)         499,460           2,888,999         801,354
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               2,869,663                -          7,292,962                -           9,363,666          270,668                   -               -        13,071,421                -             499,460                -             801,354
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                   $ 4,326,928      $ 2,869,663        $ 8,870,162      $ 7,292,962        $ 13,688,682      $ 9,363,666           $ 421,638             $ -      $ 17,341,986     $ 13,071,421                 $ -        $ 499,460         $ 3,690,353       $ 801,354
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Evergreen VA                        Evergreen VA                         INVESCO VIF                          INVESCO VIF                        INVESCO VIF                         INVESCO VIF                          INVESCO VIF
                                                       Special Equity Fund                Strategic Income Fund           Dynamics Fund                           Financial Services Fund              Health Sciences Fund                   Technology Fund                 Telecommunications Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (348,734)      $ (167,241)         $ 162,483         $ 92,167        $ (1,805,581)    $ (1,595,528)       $ (2,052,716)   $ (1,211,729)     $ (2,399,467)    $ (1,894,806)       $ (3,396,357)    $ (5,283,922)       $ (1,771,049)   $ (3,166,966)
     Net Realized Gain (Loss)                         (4,967,424)         456,715             (9,713)             (87)        (86,172,577)       2,250,133          (3,189,537)      6,307,906       (23,005,039)       1,062,668        (291,463,464)     (38,369,197)       (170,293,495)    (27,730,974)
     Net Unrealized Gain (Loss) On Investments         2,928,505       (2,926,623)           (46,062)         (78,087)         31,379,211      (32,017,623)        (24,014,388)     16,732,179       (17,040,106)      20,153,329         116,768,285     (165,116,082)         66,061,815     (75,195,174)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (2,387,653)      (2,637,149)           106,708           13,993         (56,598,946)     (31,363,018)        (29,256,641)     21,828,356       (42,444,612)      19,321,191        (178,091,536)    (208,769,201)       (106,002,729)   (106,093,114)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                5,184,731       14,067,871          1,813,850        1,166,954          21,995,144       61,142,990          30,665,259      37,211,313        39,715,024       72,483,931          34,435,395      225,408,992          12,796,351     134,497,553
     Net Transfers Between Sub-accounts                5,350,558        6,544,216            622,458           (8,959)         13,663,651      102,458,798         (40,202,270)    134,969,382       (45,241,189)     190,641,093         (31,309,910)     306,364,788         (29,172,956)    120,319,228
     Surrenders                                       (1,868,407)        (771,473)          (195,655)          (6,887)         (9,722,245)      (9,420,192)        (14,194,199)     (4,818,304)      (15,780,704)      (8,497,293)        (15,346,413)     (31,458,990)         (6,977,133)    (14,973,341)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                8,666,881       19,840,614          2,240,653        1,151,108          25,936,549      154,181,596         (23,731,210)    167,362,391       (21,306,869)     254,627,731         (12,220,928)     500,314,790         (23,353,738)    239,843,440
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                6,279,229       17,203,465          2,347,361        1,165,101         (30,662,397)     122,818,578         (52,987,851)    189,190,747       (63,751,480)     273,948,922        (190,312,465)     291,545,589        (129,356,467)    133,750,326
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              19,061,042        1,857,577          1,165,101                -         150,957,726       28,139,148         197,852,718       8,661,971       282,867,376        8,918,454         367,912,719       76,367,130         197,247,663      63,497,337
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 25,340,271     $ 19,061,042        $ 3,512,462      $ 1,165,101       $ 120,295,329    $ 150,957,726       $ 144,864,867   $ 197,852,718     $ 219,115,896    $ 282,867,376       $ 177,600,254    $ 367,912,719        $ 67,891,196   $ 197,247,663
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       Montgomery Variable           Nike First Trust                       ProFunds                              ProFunds                          ProFunds                             ProFunds                             ProFunds
                                                        Emerging Markets                    10 Uncommon Values               VP Bear                                  VP Biotechnology            VP Bull Plus                          VP Energy                           VP Europe 30
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended       * Jan. 22 thru      Year Ended        * Jan. 22 thru    Year Ended      * Jan. 22 thru     Year Ended        * Jan. 22 thru     Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (1,251,839)    $ (1,747,842)        $ (207,765)      $ (116,259)         $ (273,736)             $ -          $ (263,172)            $ -        $ (813,376)             $ -          $ (226,444)             $ -          $ (517,227)     $ (584,610)
     Net Realized Gain (Loss)                        (25,039,866)       7,393,861         (8,405,954)      (1,139,190)         (4,416,452)               -          (3,595,788)              -       (15,444,090)               -          (6,615,605)               -         (15,540,320)    (22,660,369)
     Net Unrealized Gain (Loss) On Investments        18,046,467      (45,116,417)         1,075,020       (4,928,560)           (256,646)               -            (932,166)              -           303,671                -             175,127                -             383,322        (730,325)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (8,245,238)     (39,470,398)        (7,538,699)      (6,184,009)         (4,946,834)               -          (4,791,126)              -       (15,953,795)               -          (6,666,922)               -         (15,674,225)    (23,975,304)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                5,842,932       24,148,970          2,222,692        6,576,664           2,101,562                -           3,846,811               -         5,208,432                -           3,259,535                -           4,206,872      10,816,556
     Net Transfers Between Sub-accounts                8,978,861       (6,108,393)        (3,128,858)      20,095,356          39,943,757                -          45,023,867               -        78,476,897                -          26,566,595                -          34,460,430      36,875,424
     Surrenders                                       (6,358,722)      (8,467,299)          (915,086)        (491,278)         (1,798,184)               -          (1,458,635)              -       (10,744,383)               -          (2,035,669)               -          (2,513,430)     (2,573,208)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                8,463,071        9,573,278         (1,821,252)      26,180,742          40,247,135                -          47,412,043               -        72,940,946                -          27,790,460                -          36,153,872      45,118,772
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  217,833      (29,897,120)        (9,359,951)      19,996,733          35,300,301                -          42,620,918               -        56,987,150                -          21,123,539                -          20,479,647      21,143,468
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              91,411,931      121,309,051         19,996,733                -                   -                -                   -               -                 -                -                   -                -          24,496,343       3,352,875
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 91,629,764     $ 91,411,931       $ 10,636,782     $ 19,996,733        $ 35,300,301              $ -        $ 42,620,918             $ -      $ 56,987,150              $ -        $ 21,123,539              $ -        $ 44,975,990    $ 24,496,343
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    ProFunds                            ProFunds                            ProFunds                              ProFunds                          ProFunds                             ProFunds                             ProFunds
                                                  VP Financial                        VP Healthcare                          VP OTC                            VP Real Estate                             VP Technology                    VP Telecommunications            VP Ultra OTC
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                 * Jan. 22 thru     Year Ended       * Jan. 22 thru     Year Ended       * Jan. 22 thru      Year Ended        * Jan. 22 thru    Year Ended      * Jan. 22 thru     Year Ended        * Jan. 22 thru     Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (163,113)             $ -         $ (226,581)             $ -          $ (498,418)             $ -          $ (295,700)            $ -        $ (138,025)             $ -           $ (73,634)             $ -        $ (1,233,847)   $ (2,324,406)
     Net Realized Gain (Loss)                           (641,632)               -         (3,459,024)               -          (6,794,357)               -          (2,900,074)              -        (2,691,357)               -          (3,869,339)               -        (278,197,101)    (55,958,488)
     Net Unrealized Gain (Loss) On Investments           221,919                -           (238,799)               -          (2,043,890)               -             480,503               -          (670,472)               -             (27,444)               -         173,772,698    (186,119,753)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (582,826)               -         (3,924,404)               -          (9,336,665)               -          (2,715,271)              -        (3,499,854)               -          (3,970,417)               -        (105,658,250)   (244,402,647)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                1,533,104                -          2,273,837                -           5,146,223                -           1,326,955               -         3,179,410                -             581,818                -          13,347,277      79,693,992
     Net Transfers Between Sub-accounts               20,267,584                -         35,933,389                -          74,805,518                -          42,203,923               -        15,984,600                -           8,060,490                -          84,177,959     218,424,736
     Surrenders                                       (1,363,848)               -         (1,653,263)               -          (3,262,230)               -          (2,145,936)              -          (743,841)               -            (534,972)               -          (5,113,029)    (13,322,303)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               20,436,841                -         36,553,963                -          76,689,511                -          41,384,943               -        18,420,168                -           8,107,336                -          92,412,207     284,796,425
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               19,854,014                -         32,629,559                -          67,352,846                -          38,669,672               -        14,920,314                -           4,136,919                -         (13,246,043)     40,393,778
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                       -                -                  -                -                   -                -                   -               -                 -                -                   -                -         108,909,026      68,515,248
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 19,854,014              $ -       $ 32,629,559              $ -        $ 67,352,846              $ -        $ 38,669,672             $ -      $ 14,920,314              $ -         $ 4,136,919              $ -        $ 95,662,983   $ 108,909,026
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    ProFunds                            ProFunds                           Prudential                              Rydex                              Rydex                               Rydex                                 WFVT
                                                       VP Ultra Small-Cap             VP Utilities                           SP Jennison Int'l Growth            Nova Fund                          OTC Fund                            Ursa Fund                                Equity Income Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended       * Jan. 22 thru     Year Ended        * May 1 thru       Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (517,085)      $ (461,182)        $ (188,356)             $ -            $ (7,337)             $ -         $ 3,891,125      $ (767,969)     $ (2,598,994)    $ (7,131,232)          $ 484,292        $ 258,316           $ (30,533)          $ 535
     Net Realized Gain (Loss)                         (9,799,957)     (21,412,447)        (5,454,542)               -             124,947                -         (29,004,737)    (29,716,218)     (190,587,036)     (73,766,556)          1,412,216        3,123,232              17,874          37,316
     Net Unrealized Gain (Loss) On Investments         6,815,091         (474,358)            30,080                -              44,005                -           1,245,099     (17,515,483)       82,700,844     (216,861,483)           (706,099)         864,577            (490,116)        143,799
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (3,501,951)     (22,347,987)        (5,612,818)               -             161,615                -         (23,868,513)    (47,999,670)     (110,485,186)    (297,759,271)          1,190,409        4,246,125            (502,775)        181,650
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                2,707,420       11,119,736          2,255,435                -             376,419                -           1,825,401      25,700,830         9,472,619      188,734,596             256,619        2,319,555           2,266,843       2,051,539
     Net Transfers Between Sub-accounts               57,103,288       34,327,715         17,755,381                -           1,590,594                -         (71,930,824)    102,316,679      (116,211,747)     165,208,195         (20,775,248)       1,943,165           3,328,085       1,654,901
     Surrenders                                       (2,492,033)      (2,911,983)        (1,490,045)               -            (104,799)               -          (6,313,228)    (13,406,033)      (12,005,925)     (37,558,898)           (548,893)      (1,143,642)           (589,129)       (189,062)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               57,318,676       42,535,468         18,520,771                -           1,862,214                -         (76,418,651)    114,611,476      (118,745,054)     316,383,893         (21,067,522)       3,119,078           5,005,798       3,517,378
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               53,816,724       20,187,481         12,907,953                -           2,023,829                -        (100,287,164)     66,611,806      (229,230,239)      18,624,622         (19,877,113)       7,365,203           4,503,024       3,699,028
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              29,923,850        9,736,369                  -                -                   -                -         125,858,116      59,246,310       334,701,417      316,076,795          24,110,882       16,745,679           5,053,288       1,354,260
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 83,740,574     $ 29,923,850       $ 12,907,953              $ -         $ 2,023,829              $ -        $ 25,570,952   $ 125,858,116     $ 105,471,178    $ 334,701,417         $ 4,233,769     $ 24,110,882         $ 9,556,312     $ 5,053,288
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

                                                      WFVT
                                                        Equity Value Fund
                                                ----------------------------------
                                                ----------------------------------
                                                   Year Ended       Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------
                                                ----------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (308,685)      $ (215,080)
     Net Realized Gain (Loss)                           (882,290)         108,867
     Net Unrealized Gain (Loss) On Investments        (2,805,085)       1,520,084
                                                ----------------------------------
                                                ----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (3,996,060)       1,413,871
                                                ----------------------------------
                                                ----------------------------------

     Transfers of Annuity Fund Deposits                2,099,096        5,174,757
     Net Transfers Between Sub-accounts               (5,097,653)      12,194,806
     Surrenders                                       (2,781,624)      (2,216,738)
                                                ----------------------------------
                                                ----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               (5,780,182)      15,152,825
                                                ----------------------------------
                                                ----------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (9,776,241)      16,566,696
                                                ----------------------------------
                                                ----------------------------------

NET ASSETS:
     Beginning of Period                              42,482,491       25,915,795
                                                ----------------------------------
                                                ----------------------------------
     End of Period                                  $ 32,706,250     $ 42,482,491
                                                ==================================
                                                ==================================

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 2001
----------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     American  Skandia  Life  Assurance  Corporation  Variable  Account  B - Class  1 (the  "Account")  is a  separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company").  The Account
     is registered  with the Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit investment trust.

     As of December 31, 2001, the Account consisted of seventy-eight  sub-accounts.  These financial statements report on seventy-eight  sub-accounts  offered in the LifeVest Personal Security Annuity,  the American Skandia Advisors
     Plan  Annuity,  the American  Skandia  Advisors  Plan II Annuity,  the  Imperium  Annuity,  the American  Skandia
     Protector Annuity,  the Emerald Choice Annuity,  American Skandia XTra Credit Annuity,  American Skandia LifeVest
     Annuity,  the Alliance Capital Navigator Annuity,  the Evergreen Skandia Harvester Annuity,  the American Skandia
     Advisor Plan II Premier  Annuity,  the Evergreen  Skandia  Harvester XTra Credit Annuity,  American  Skandia XTra
     Credit  Premier and  American  Skandia  Apex.  Each of the  seventy-eight  sub-accounts  invests only in a single corresponding  portfolio of either  American  Skandia Trust,  Montgomery  Variable  Series,  Wells Fargo Variable
     Trust, Rydex Variable Trust,  INVESCO Variable  Investment Funds, Inc.,  ProFunds VP, The Prudential Series Fund,
     Inc.,  Evergreen  Variable Annuity Trust,  First Defined  Portfolio Fund LLC or Davis Variable Account Fund, Inc.
     (the "Trusts").  American Skandia Investment  Services,  Incorporated,  an affiliate of American Skandia,  is the investment  manager for American  Skandia Trust,  while AIM Capital  Management,  Inc.,  Lord Abbett & Co., Janus
     Capital  Corporation,  J. P.  Morgan  Investment  Management  Inc.,  Neuberger  Berman  Management  Incorporated,
     Federated Investment  Counseling,  T. Rowe Price Associates,  Inc., T. Rowe Price  International,  Inc., Founders
     Asset  Management,  LLC,  Pacific  Investment  Management  Company,  INVESCO Funds Group Inc.,  American  Century
     Investment  Management,  Inc.,  Marsico  Capital  Management  LLC,  Cohen and Steers  Capital  Management,  Inc.,
     Massachusetts  Financial Services Company,  Sanford C. Bernstein & Co., LLC, Alliance Capital  Management,  L.P.,
     Fred Alger Management, Inc., GAMCO Investors, Inc., Zurich Scudder Investments,  Inc., Kinetics Asset Management,
     Inc., Pilgrim Baxter & Associates,  Goldman Sachs Asset Management,  Deutsche Asset Management,  Inc., and Strong
     Capital Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery  Variable  Series.  Wells Fargo Bank N.A. is the  investment  advisor for the Wells Fargo Variable
     Trust. PADCO Advisors II, Inc. is the investment advisor for the Rydex Variable Trust.  INVESCO Funds Group, Inc.
     is the investment advisor for the INVESCO Variable  Investment Funds, Inc. ProFund Advisors LLC is the investment advisor for ProFunds VP.  Evergreen  Investment  Management  Company is the  investment  advisor for Evergreen VA
     Strategic  Income,  Evergreen VA Equity  Index,  Evergreen  VA Blue Chip,  Evergreen  VA Omega,  Evergreen  Asset
     Management Corp. is the investment advisor for Evergreen VA Foundation, Evergreen VA Small Cap Value, and

1.   ORGANIZATION (continued)

     Evergreen VA Global Leaders.  Mentor Investment  Advisors LLC is the investment  advisor for Evergreen VA Capital
     Growth.  Meridian Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.  Mentor  Perpetual  Advisors LLC is the investment  advisor to Evergreen VA
     Perpetual  International.  Davis Selected  Advisers,  L.P. is the investment  advisor to Davis Value.  Prudential
     Investment Fund Management,  LLC/Jennison Associates,  LLC are the investment advisors for Prudential SP Jennison
     International Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities  referred to above are distributed by American  Skandia  Marketing,  Inc., an affiliate of American
     Skandia.

     During 2001, the following  sub-accounts  incurred a name change or sub-advisor  change:  AST Alger Growth merged into AST MFS  Growth;  AST Alger  Mid-Cap  Growth  merged  into AST  Alger  All-Cap  Growth,  AST  Goldman  Sachs
     Small-Cap Value (formerly AST Lord Abbett  Small-Cap  Value),  AST Scudder  Small-Cap Growth (formerly AST Kemper
     Small-Cap  Growth),  AST PBHG  Small-Cap  Growth  (formerly AST Janus  Small-Cap  Growth),  AST American  Century
     International  Growth II merged  into AST  American  Century  International  Growth,  AST DeAm  Small-Cap  Growth
     (formerly AST Scudder Small-Cap Growth), AST Strong International Equity

     (formerly AST AIM  International  Equity),  Evergreen VA International  Growth  (formerly  Evergreen VA Perpetual
     International)  and AST Money Market  sub-advised  by Wells Fargo Capital  Management,  Inc.  (formerly AST Money
     Market sub-advised by J.P. Morgan Investment Management).

 2.  VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the  current  period.  Transactions  are  accounted  for on the trade date and  dividend  income is recognized on an accrual basis.  Realized  gains and losses on sales of investments  are determined on a first-in first-out basis.

3.       ESTIMATES

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the
     United States requires that management make estimates and assumptions  that affect the reported amounts of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American  Skandia does not expect to incur any federal  income tax  liability on  earnings,  or realized  capital gains attributable to the Account; therefore,
     no charges for federal income taxes are currently  deducted from the Account.  If American  Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred,  it may make a charge for such taxes  against the  Account.  Under  current  laws,  American  Skandia may incur state and local income taxes (in addition  to  premium  tax) in  several  states.  The  Company  does not  anticipate  that  these  taxes  will be significant.  However,  American  Skandia  may make  charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal  Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the  diversification  requirements  under the  Internal  Revenue  Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification  requirements for variable annuity  contracts.  The Company believes the underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following  contract  charges are paid to American  Skandia,  which  provides  administrative  services to the
     Account:

     Mortality  and Expense  Risk  Charges - Charged  daily  against the Account at an annual rate of 1.25% of the net assets.

     Administrative  Fees - Charged daily  against the Account at an annual rate of .15% of the net assets.  An annual maintenance  fee of up to $35 is  deducted  at the  end of  each  contract  year  and on  surrender.  The  annual maintenance  fee may be less than $35 on certain  contracts,  and may be waived on some contracts  based on their account value.

     Transfer  Fees - Charged at a rate of $10 for each transfer  after the 20th for each  contractowner  account,  in each annuity year, as set forth in the respective prospectus'.

     Contingent Deferred Sales Charges, if applicable,  are computed as set forth in the respective prospectus' of the
     LifeVest  Personal Security  Annuity,  the American Skandia Advisors Plan Annuity,  the American Skandia Advisors
     Plan II Annuity,  the Imperium  Annuity,  the American  Skandia  Protector  Annuity,  the Emerald Choice Annuity,
     American Skandia XTra Credit Annuity,  American Skandia LifeVest Annuity, the Alliance Capital Navigator Annuity,
     the Evergreen  Skandia  Harvester  Annuity,  the American Skandia Advisor Plan II Premier Annuity,  the Evergreen
     Skandia Harvester XTra Credit Annuity, American Skandia

6.   CONTRACT CHARGES (continued)

     XTra Credit Premier and American Skandia Apex.  These charges may be imposed on the full or partial surrender of certain  contracts.  There is no contingent  deferred  sales charge if all premiums were received at least eight or nine complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                AST- AIM                                 AST-Alger                                  AST - Alger                                 AST - Alger                                      AST - Alliance Bernstein                AST - Alliance                               AST - Alliance
                                                                Balanced                              All-Cap Growth                                  Growth                                   Mid-Cap Growth                               Growth & Value                                   Growth                                  Growth & Income
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Jan. 1 thru          Year Ended             Jan. 1 thru           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Feb. 16, 2001 **       Dec. 31, 2000         Feb. 16, 2001 **      Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          30,290,413         23,102,272            28,229,631                    -              138,664,577                   -              88,470,750                    -                       -                   -                25,796,792           17,059,819            53,536,296            52,766,579
Units Purchased                                                     3,102,528          7,119,034             6,515,621           15,572,565                  401,928             659,052                 244,391              435,428                 727,148                   -                 3,365,083            4,793,115             5,632,354             5,740,035
Units Transferred Between Sub-accounts                             (3,158,731)         3,465,328           102,133,195           14,041,924             (137,235,305)        139,959,589             (87,578,961)          89,067,748               2,718,437                   -                 2,344,458            5,449,744             9,585,170                11,210
Units Surrendered                                                  (3,592,789)        (3,396,221)          (11,435,531)          (1,384,858)              (1,831,200)         (1,954,064)             (1,136,181)          (1,032,426)                (93,750)                  -                (2,028,076)          (1,505,886)           (5,630,504)           (4,981,528)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                26,641,422         30,290,413           125,442,916           28,229,631                        -         138,664,577                       -           88,470,750               3,351,836                   -                29,478,257           25,796,792            63,123,316            53,536,296
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  AST - American Century                     AST - American Century                     AST - American Century                       AST - American Century                        AST - Cohen & Steers                    AST - DeAm                                           AST - Federated
                                                            Income & Growth                                  International Growth I                     International Growth II              Strategic Balanced                              Real Estate                                Small-Cap Growth                                       Aggressive Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Jan.1 thru           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Sep. 24, 2001 **       Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          32,388,202         21,361,995            17,007,352            6,855,601               26,340,548          28,704,924              14,498,180           13,944,535              11,891,188           6,224,365                63,621,279           53,349,003               196,575                     -
Units Purchased                                                     2,662,910          9,503,127             3,854,740            5,938,888                  210,963           1,525,058               1,308,335            2,540,017               1,458,533           1,783,109                 4,092,149           12,668,203               929,555                31,795
Units Transferred Between Sub-accounts                             (5,267,004)         3,489,536            18,553,959            5,040,621              (24,868,122)         (1,589,145)               (319,592)            (717,794)               (205,556)          4,496,188                  (547,390)           3,826,659             5,506,043               165,027
Units Surrendered                                                  (2,397,830)        (1,966,456)           (1,928,626)            (827,758)              (1,683,389)         (2,300,289)             (1,117,027)          (1,268,578)               (875,739)           (612,474)               (6,462,246)          (6,222,586)             (133,107)                 (247)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                27,386,278         32,388,202            37,487,425           17,007,352                        -          26,340,548              14,369,895           14,498,180              12,268,426          11,891,188                60,703,791           63,621,279             6,499,066               196,575
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - Federated                           AST - Founders                               AST - Gabelli                               AST - Gabelli                                       AST - Goldman Sachs                   AST - Invesco                                 AST - JanCap
                                                            High Yield Bond                              Passport                                  All-Cap Value                              Small-Cap Value                              Small-Cap Value                               Equity Income                                    Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          36,914,825         41,588,401            16,245,805            8,818,599                1,273,094                   -              23,298,524           21,340,168              15,193,053           6,597,544                50,171,495           46,660,160            99,250,773            94,850,623
Units Purchased                                                     3,668,971          5,243,661             1,316,292            6,371,241                3,117,563             199,495               3,698,142            2,636,286               3,347,561           2,903,934                 4,464,351            6,485,913             4,811,511            16,634,541
Units Transferred Between Sub-accounts                              2,289,552         (6,334,429)           (2,746,101)           2,113,181               11,392,943           1,083,314              10,853,421              920,717               9,321,807           6,271,107                (1,405,421)           1,073,082           (11,448,417)           (3,643,238)
Units Surrendered                                                  (3,742,881)        (3,582,808)           (1,188,733)          (1,057,216)                (849,031)             (9,715)             (2,366,557)          (1,598,647)             (1,641,562)           (579,532)               (4,634,462)          (4,047,660)           (8,497,647)           (8,591,153)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                39,130,467         36,914,825            13,627,264           16,245,805               14,934,570           1,273,094              35,483,530           23,298,524              26,220,860          15,193,053                48,595,962           50,171,495            84,116,221            99,250,773
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              AST - Janus                               AST - Janus                                 AST - Janus                                AST - Kinetics                             AST - Lord Abbett                              AST - Marsico                                  AST - MFS
                                                             Mid-Cap Growth                                     Overseas Growth                   Strategic Value                                 Internet                                  Bond Debenture                               Capital Growth                               Global Equity
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           9,426,102                  -            57,327,711           61,117,418                  586,058                   -                 116,363                    -                 650,253                   -                94,627,691           78,684,943             2,803,013               116,756
Units Purchased                                                     5,347,823          4,549,468               456,292            7,430,557                1,661,561             120,529                 130,170               23,995               1,612,099              34,974                 7,170,213           21,621,804             1,521,462             1,428,941
Units Transferred Between Sub-accounts                              3,232,113          5,048,195           (13,524,553)          (6,940,931)               2,579,871             466,510                 193,064               92,835               3,510,172             630,083                (9,008,743)             276,496             1,860,812             1,335,516
Units Surrendered                                                    (960,262)          (171,561)           (3,752,032)          (4,279,333)                (251,932)               (981)                (50,246)                (467)               (265,542)            (14,804)               (6,893,359)          (5,955,552)             (378,720)              (78,200)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                17,045,776          9,426,102            40,507,419           57,327,711                4,575,558             586,058                 389,350              116,363               5,506,982             650,253                85,895,802           94,627,691             5,806,567             2,803,013
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               AST - MFS                                 AST - MFS                                      AST                                         AST - Neuberger & Berman                     AST - Neuberger & Berman                  AST - PBHG                                  AST - PIMCO
                                                                 Growth                                        Growth with Income                  Money Market                                Mid-Cap Growth                               Mid-Cap Value                               Small-Cap Growth                                     Limited Maturity Bond
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ---------------------------------------------------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ---------------------------------------------------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           7,515,486            409,467             6,937,627              741,323              172,493,206         187,609,708              26,517,850           13,460,525              44,558,699          37,864,586                25,535,093           32,134,969            31,046,956            32,560,943
Units Purchased                                                     6,309,440          4,001,534             3,671,228            3,806,195               98,647,297         172,045,225               2,976,459            6,576,802               4,584,279           4,112,369                   241,528            1,691,590             6,855,556             4,573,653
Units Transferred Between Sub-accounts                            115,724,161          3,271,065             2,045,719            2,523,569              (19,943,222)       (154,154,744)             (1,796,065)           8,088,785               2,685,173           6,160,891                  (919,484)          (6,280,218)            9,094,823            (2,252,122)
Units Surrendered                                                 (11,832,845)          (166,580)             (757,886)            (133,460)             (66,585,222)        (33,006,983)             (1,981,080)          (1,608,262)             (4,529,838)         (3,579,147)               (1,808,315)          (2,011,248)           (4,586,528)           (3,835,518)
                                                           ------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           ------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                               117,716,242          7,515,486            11,896,688            6,937,627              184,612,059         172,493,206              25,717,164           26,517,850              47,298,313          44,558,699                23,048,821           25,535,093            42,410,807            31,046,956
                                                           ==============================================================================================================================   ==========================================   =========================================   ============================================   =========================================
                                                           ==============================================================================================================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              AST - PIMCO                                   AST - Sanford Bernstein                     AST - Sanford Bernstein                AST - Scudder                                 AST - Strong                             AST - T. Rowe Price                                     AST - T. Rowe Price
                                                           Total Return Bond                            Core Value                               Managed Index 500                                 Japan                                 International Equity                           Asset Allocation                               Global Bond
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          82,545,240         73,530,507                     -                    -               48,835,089          39,825,951                  84,394                    -              19,112,622          16,903,883                19,704,198           22,002,028            11,219,502            12,533,037
Units Purchased                                                    15,056,609         10,867,479               704,077                    -                5,069,774           8,462,705                 248,162                6,590               1,848,546           4,210,289                 1,323,360            2,308,846               711,946             1,007,702
Units Transferred Between Sub-accounts                             10,639,157          5,273,481             3,588,544                    -               (1,910,618)          3,790,669                 280,195               77,885              (1,616,948)            (64,138)               (1,624,610)          (2,588,933)           (1,280,775)           (1,210,212)
Units Surrendered                                                  (9,212,542)        (7,126,227)              (84,752)                   -               (3,975,524)         (3,244,236)                (16,521)                 (81)             (1,955,360)         (1,937,412)               (1,823,841)          (2,017,743)             (982,611)           (1,111,025)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                99,028,465         82,545,240             4,207,869                    -               48,018,721          48,835,089                 596,230               84,394              17,388,860          19,112,622                17,579,107           19,704,198             9,668,062            11,219,502
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           AST - T. Rowe Price                             Davis                                   Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA
                                                                     Natural Resources                  Value Fund                                Blue Chip Fund                                       Capital Growth Fund                Equity Index Fund                             Foundation Fund                                       Global Leaders Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           6,520,983          6,201,327               195,203                    -                  351,338                   -                 268,886                    -                 302,954                   -                   755,890                    -               887,758                23,101
Units Purchased                                                       856,718            891,162               311,615              168,437                  236,515             323,390                 399,128              258,526                 203,742             259,407                   330,065              667,039               423,719               462,902
Units Transferred Between Sub-accounts                               (155,294)           (79,604)              120,786               27,420                  (42,273)             31,182                 138,858               11,222                  27,889              44,420                   (28,197)              92,253               286,608               446,486
Units Surrendered                                                    (657,319)          (491,902)               (9,876)                (654)                 (19,278)             (3,234)                (18,475)                (862)                 (8,294)               (873)                  (37,959)              (3,402)              (77,709)              (44,731)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 6,565,088          6,520,983               617,727              195,203                  526,302             351,338                 788,396              268,886                 526,290             302,954                 1,019,799              755,890             1,520,376               887,758
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen VA                             Evergreen VA                                Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 INVESCO VIF
                                                                 International Growth Fund              Omega Fund                                   Perpetual International Fund                     Small-Cap Value Fund               Special Equity Fund                                    Strategic Income Fund                 Dynamics Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended           * May 1 thru         Year Ended              Jan. 1 thru          Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000           Aug. 3, 2001 **       Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -             1,637,475                    -                   57,408                   -                  65,490                    -               1,731,145             152,342                   118,558                    -            11,409,827             2,022,585
Units Purchased                                                           352                  -               753,689            1,515,312                    5,413              56,131                 139,848               66,275                 502,070           1,109,747                   169,127              120,079             2,069,898             3,969,062
Units Transferred Between Sub-accounts                                 45,099                  -               291,113              133,633                  (62,667)              1,425                  59,486                 (350)                485,545             529,633                    62,145                 (810)              855,017             6,027,609
Units Surrendered                                                         (93)                 -               (96,430)             (11,470)                    (153)               (148)                 (5,851)                (435)               (178,699)            (60,577)                   (8,514)                (711)             (943,082)             (609,429)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                    45,358                  -             2,585,848            1,637,475                        -              57,408                 258,972               65,490               2,540,062           1,731,145                   341,316              118,558            13,391,660            11,409,827
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              INVESCO VIF                               INVESCO VIF                                 INVESCO VIF                                 INVESCO VIF                                        Montgomery Variable                  Nike First Trust                                 ProFunds
                                                                  Financial Services Fund                     Health Sciences Fund                Technology Fund                                    Telecommunications Fund               Emerging Markets                                      10 Uncommon Values                      VP Bear
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended           * Jan. 22 thru        Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          14,091,636            759,104            19,381,405              786,518               29,491,113           4,622,242              17,856,118            4,184,526              12,899,472          12,060,036                 2,690,435                    -                     -                     -
Units Purchased                                                     2,323,790          3,005,893             3,114,993            5,378,661                3,765,519          12,017,020               1,521,290            8,069,101                 836,538           2,474,507                   387,125              706,560               178,199                     -
Units Transferred Between Sub-accounts                             (3,730,125)        10,722,351            (3,872,295)          13,821,022               (4,746,368)         14,569,486              (4,891,395)           6,537,477               1,308,684            (710,436)                 (650,993)           2,039,296             3,035,152                     -
Units Surrendered                                                  (1,073,253)          (395,712)           (1,204,962)            (604,796)              (1,857,642)         (1,717,635)               (932,854)            (934,986)               (949,559)           (924,635)                 (171,302)             (55,421)             (153,454)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                11,612,048         14,091,636            17,419,141           19,381,405               26,652,622          29,491,113              13,553,158           17,856,118              14,095,135          12,899,472                 2,255,266            2,690,435             3,059,897                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                                 ProFunds                                    ProFunds                                     ProFunds                                     ProFunds                                     ProFunds                                     ProFunds
                                                            VP Biotechnology                           VP Bull Plus                                  VP Energy                                  VP Europe 30                                 VP Financial                                VP Healthcare                                    VP OTC
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                             * Jan. 22 thru       Year Ended          * Jan. 22 thru        Year Ended            * Jan. 22 thru         Year Ended              Year Ended           Year Ended            * Jan. 22 thru        Year Ended             * Jan. 22 thru          Year Ended           * Jan. 22 thru        Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -                     -                    -                        -                   -               2,327,562              273,963                       -                   -                         -                    -                     -                     -
Units Purchased                                                       438,847                  -               667,858                    -                  296,483                   -                 482,197              901,380                 158,798                   -                   239,023                    -               842,812                     -
Units Transferred Between Sub-accounts                              4,815,995                  -             8,305,636                    -                2,178,531                   -               3,192,410            1,373,170               2,142,715                   -                 3,423,390                    -            11,406,396                     -
Units Surrendered                                                    (161,607)                 -            (1,344,675)                   -                 (175,865)                  -                (290,406)            (220,951)               (147,407)                  -                  (173,316)                   -              (568,019)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 5,093,235                  -             7,628,819                    -                2,299,149                   -               5,711,763            2,327,562               2,154,106                   -                 3,489,097                    -            11,681,189                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                                 ProFunds                                    ProFunds                                     ProFunds                                     ProFunds                                     ProFunds                                    Prudential
                                                             VP Real Estate                            VP Technology                                     VP Telecommunications                  VP Ultra OTC                              VP Ultra Small-Cap                              VP Utilities                                      SP Jennison Int'l Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                             * Jan. 22 thru       Year Ended          * Jan. 22 thru        Year Ended            * Jan. 22 thru         Year Ended              Year Ended           Year Ended              Year Ended          Year Ended             * Jan. 22 thru          Year Ended            * May 1 thru         Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -                     -                    -                        -                   -              17,597,528            2,906,024               3,258,574             813,904                         -                    -                     -                     -
Units Purchased                                                       104,086                  -               519,443                    -                   71,983                   -               5,306,142            4,076,427                 309,225             951,343                   203,225                    -                50,304                     -
Units Transferred Between Sub-accounts                              3,670,794                  -             2,120,912                    -                  578,239                   -              29,347,431           11,438,688               6,742,566           1,758,770                 1,510,934                    -               237,344                     -
Units Surrendered                                                    (182,045)                 -              (116,060)                   -                  (67,157)                  -              (2,126,405)            (823,611)               (299,884)           (265,443)                 (124,815)                   -               (13,805)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 3,592,834                  -             2,524,295                    -                  583,065                   -              50,124,696           17,597,528              10,010,482           3,258,574                 1,589,344                    -               273,843                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
                                                                 Rydex                                     Rydex                                       Rydex                                        WFVT                                         WFVT
                                                               Nova Fund                                 OTC Fund                                    Ursa Fund                               Equity Income Fund                           Equity Value Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          14,799,352          5,474,129            32,179,793           18,520,440                2,269,599           1,803,669                 502,986              136,006               4,442,888           2,826,839
Units Purchased                                                       200,713          2,485,894               947,085           10,862,830                   23,427             237,416                 226,735              208,581                 204,622             527,611
Units Transferred Between Sub-accounts                            (10,154,425)         8,190,715           (15,735,204)           5,100,518               (1,894,400)            352,644                 338,967              176,174                (653,658)          1,292,554
Units Surrendered                                                    (855,022)        (1,351,386)           (1,525,627)          (2,303,995)                 (47,139)           (124,130)                (48,752)             (17,775)               (287,983)           (204,116)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 3,990,618         14,799,352            15,866,046           32,179,793                  351,487           2,269,599               1,019,937              502,986               3,705,869           4,442,888
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for year ended
December 31, 2001 were as follows:

                                                                        2001
                                                                   --------------------------------
                                                                   --------------------------------
                                                                      Purchases         Sales
                                                                   --------------------------------
                                                                   --------------------------------

            AST - AIM Balanced                                       $ 152,380,597   $ 209,117,441
            AST - Alger All-Cap Growth                               1,004,532,140     363,301,477
            AST - Alger Growth                                           7,135,294   1,336,613,917
            AST - Alger Mid-Cap Growth                                   2,603,400     875,785,741
            AST - Alliance Bernstein Growth & Value                     46,779,035      15,937,531
            AST - Alliance Growth                                      386,945,374     240,492,121
            AST - Alliance Growth & Income                             789,069,687     317,206,068
            AST - American Century Income & Growth                      61,839,317     128,020,302
            AST - American Century International Growth I              778,469,954     512,691,701
            AST - American Century International Growth II             179,443,408     341,676,854
            AST - American Century Strategic Balanced                   55,642,321      50,987,296
            AST - Cohen & Steers Real Estate                           123,591,498     114,980,006
            AST - DeAm Small-Cap Growth                              1,264,025,267   1,181,221,216
            AST - Federated Aggressive Growth                           60,630,450      16,036,134
            AST - Federated High Yield Bond                            462,865,306     386,033,379
            AST - Founders Passport                                    158,708,992     195,843,434
            AST - Gabelli All-Cap Value                                227,689,982      88,728,531
            AST - Gabelli Small-Cap Value                              503,562,874     310,923,998
            AST - Goldman Sachs Small-Cap Value                        332,912,280     166,701,211
            AST - Invesco Equity Income                                398,152,735     397,570,892
            AST - JanCap Growth                                        957,596,313   1,426,103,787
            AST - Janus Mid-Cap Growth                                 140,144,804      94,920,593
            AST - Janus Overseas Growth                                504,953,618     512,920,457
            AST - Janus Strategic Value                                 74,225,343      34,898,123
            AST - Kinetics Internet                                     13,782,966      11,098,129
            AST - Lord Abbett Bond Debenture                            88,090,325      38,552,544
            AST - Marsico Capital Growth                               551,589,020     660,840,721
            AST - MFS Global Equity                                     91,879,008      64,229,046
            AST - MFS Growth                                         1,466,371,299     362,076,161
            AST - MFS Growth with Income                                89,538,236      41,729,183
            AST - Money Market                                       8,891,575,604   8,679,262,534
            AST - Neuberger & Berman Mid-Cap Growth                    751,199,462     680,304,762
            AST - Neuberger & Berman Mid-Cap Value                     493,502,716     392,979,138
            AST - PBHG Small-Cap Growth                                205,143,647     179,100,179
            AST - PIMCO Limited Maturity Bond                          520,799,649     353,612,738
            AST - PIMCO Total Return Bond                              858,320,788     563,308,357
            AST - Sanford Bernstein Core Value                          50,730,970       9,195,298
            AST - Sanford Bernstein Managed Index 500                  341,300,397     343,612,776
            AST - Scudder Japan                                         51,421,894      47,980,586
            AST - Strong International Equity                          750,858,128     742,551,881
            AST - T. Rowe Price Asset Allocation                        95,648,193      90,666,652
            AST - T. Rowe Price Global Bond                             34,821,307      52,765,546
            AST - T. Rowe Price Natural Resources                       83,608,644      69,451,752
            Davis Value Fund                                             4,016,780         259,905
            Evergreen - VA Blue Chip Fund                                2,020,967         595,676
            Evergreen - VA Capital Growth Fund                           6,059,709         203,201
            Evergreen - VA Equity Index Fund                             2,469,705         503,947
            Evergreen - VA Foundation Fund                               3,365,713         872,057
            Evergreen - VA Global Leaders Fund                          31,015,806      25,223,130
            Evergreen - VA International Growth Fund                       489,281          30,846
            Evergreen - VA Omega Fund                                    8,116,093       1,605,132
            Evergreen - VA Perpetual International Fund                     88,095         486,094
            Evergreen - VA Small-Cap Value Fund                          2,871,527         152,883
            Evergreen - VA Special Equity Fund                          25,273,454      16,955,307
            Evergreen - VA Strategic Income Fund                         2,699,898         296,763
            INVESCO - VIF Dynamics Fund                              $ 660,776,759   $ 636,645,790
            INVESCO - VIF Financial Services Fund                      133,582,296     159,236,162
            INVESCO - VIF Health Sciences Fund                         246,634,265     270,340,600
            INVESCO - VIF Technology Fund                              297,992,401     313,609,687
            INVESCO - VIF Telecommunications Fund                      387,770,463     412,895,251
            Montgomery - Emerging Markets                              115,936,768     108,725,536
            Nike - First Trust 10 Uncommon Values                        9,515,145      11,544,163
            ProFunds - VP Bear                                         356,638,985     316,665,586
            ProFunds - VP Biotechnology                                214,180,490     167,031,618
            ProFunds - VP Bull Plus                                    427,870,143     355,742,574
            ProFunds - VP Energy                                       150,974,302     123,410,285
            ProFunds - VP Europe 30                                    291,009,900     255,373,256
            ProFunds - VP Financial                                    139,177,115     118,903,388
            ProFunds - VP Healthcare                                   178,088,101     141,760,719
            ProFunds - VP OTC                                          432,324,337     356,133,245
            ProFunds - VP Real Estate                                  187,980,338     146,891,095
            ProFunds - VP Technology                                   151,882,349     133,600,206
            ProFunds - VP Telecommunications                            78,405,502      70,371,800
            ProFunds - VP Ultra OTC                                    224,918,891     133,740,530
            ProFunds - VP Ultra Small-Cap                              286,358,293     229,556,703
            ProFunds - VP Utilities                                    121,000,876     102,668,460
            Prudential - SP Jennison Int'l Growth                       29,458,670      27,603,712
            Rydex - Nova Fund                                          119,707,999     192,235,524
            Rydex - OTC Fund                                           101,698,388     223,042,434
            Rydex - Ursa Fund                                           58,747,434      79,330,664
            WFVT - Equity Income Fund                                    9,749,589       4,545,697
            WFVT - Equity Value Fund                                    30,724,779      36,813,647
                                                                   --------------------------------
                                                                   --------------------------------
                                                                   $ 29,635,673,849$ 27,877,633,466
                                                                   ================================
                                                                   ================================

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

                                                   # Of Units Outstanding        Net Asset Value            Net            Expense     Investment      Total
                                                   ----------------------        ---------------
Fund Name                                       Dec. 31, 2001   Dec. 31, 2000    Lowest    Highest         Assets           Ratio     Income Ratio*   Return*
----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

American Skandia Trust (AST):
AIM Balanced                                        26,641,422    30,290,413    $ 10.07   $ 13.81        $ 463,184,439       1.25%           2.72%  -12.97%
Alger All-Cap Growth                               125,442,916    28,229,631       4.59      7.00          695,157,974       1.25%               -  -17.84%
Alger Growth 1                                            -      138,664,577       9.19     10.17                    -           -           0.56%   0.16%
Alger Mid-Cap Growth 2                                    -       88,470,750       8.96     10.30                    -           -               -   0.19%
Alliance Bernstein Growth & Value                    3,351,836             -       8.00     10.06           32,273,758       1.25%               -   -2.49%
Alliance Growth                                     29,478,257    25,796,792       7.84     16.36          430,799,551       1.25%               -   62.12%
Alliance Growth & Income                            63,123,316    53,536,296      15.71     22.81        1,778,634,952       1.25%           0.51%  -49.11%
American Century Income & Growth                    27,386,278    32,388,202      10.00     13.46          352,096,097       1.25%           0.74%   -9.79%
Amercian Century International Growth I             37,487,425    17,007,352      10.74     17.98          481,587,232       1.25%           0.41%  -28.24%
American Century International Growth II 3                        26,340,548       5.94     12.28                    -           -           0.93%  -26.27%
American Century Strategic Balanced                 14,369,895    14,498,180      11.38     14.07          193,957,064       1.25%           1.90%   -5.15%
Cohen & Steers Realty                               12,268,426    11,891,188       9.20     10.71          129,275,923       1.25%           3.06%   1.41%
DeAm Small-Cap Growth                               60,703,791    63,621,279       5.69     11.85          513,314,354       1.25%               -  -29.43%
Federated Aggressive Growth                          6,499,066       196,575       5.28     10.06           46,167,956       1.25%           0.02%  -21.73%
Federated High Yield Bond                           39,130,467    36,914,825       8.36     10.46          494,603,861       1.25%          10.89%   -1.26%
Founders Passport                                   13,627,264    16,245,805       8.56     14.91          146,801,965       1.25%               -  -33.17%
Gabelli All-Cap Value                               14,934,570     1,273,094       8.60     10.86          144,955,652       1.25%           0.03%   -3.55%
Gabelli Small-Cap Value                             35,483,530    23,298,524      10.86     13.79          499,641,677       1.25%           0.48%   5.48%
Goldman Sachs Small-Cap Value                       26,220,860    15,193,053      12.75     15.68          396,338,558       1.25%               -   8.37%
Invesco Equity Income                               48,595,962    50,171,495      13.67     17.99          964,044,028       1.25%           2.30%   -9.87%
JanCap Growth                                       84,116,221    99,250,773      19.36     38.54        2,331,057,650       1.25%               -  -32.63%
Janus Mid-Cap Growth                                17,045,776     9,426,102       3.31      7.85           66,137,168       1.25%           0.08%  -41.01%
Janus Overseas Growth                               40,507,419    57,327,711       8.48     19.71          548,295,456       1.25%           6.01%  -24.62%
Janus Strategic Value                                4,575,558       586,058       7.98     10.43           41,867,147       1.25%           0.06%   -6.86%
Kinetics Internet                                      389,350       116,363       7.40      8.73            3,208,454       1.25%               -   2.90%
Lord Abbett Bond Debenture                           5,506,982       650,253       9.85     10.62           56,635,959       1.25%           0.04%   1.59%
Marsico Capital Growth                              85,895,802    94,627,691      11.53     18.26        1,180,585,665       1.25%               -  -22.81%
MFS Global Equity                                    5,806,567     2,803,013     $ 7.75   $ 10.41      $ 51,931,371.00       1.25%               -  -11.23%
MFS Growth                                         117,716,242     7,515,486       6.70     10.79       943,892,034.00       1.25%               -  -22.78%
MFS Growth with Income                              11,896,688     6,937,627       7.63     10.54          102,759,926       1.25%           0.13%  -16.65%
Money Market                                       184,612,059   172,493,206       1.00      1.00        2,445,129,183       1.25%           3.59%   2.32%
Neuberger & Berman Mid-Cap Growth                   25,717,164    26,517,850      10.57     22.61          487,415,278       1.25%               -  -26.83%
Neuberger & Berman Mid-Cap Value                    47,298,313    44,558,699      13.08     16.62       953,653,982.00       1.25%           0.14%   -4.39%
PBHG Small-Cap Growth                               23,048,821    25,535,093      11.87     22.48       457,181,229.00       1.25%               -   -7.78%
Pimco Limited Maturity Bond                         42,410,807    31,046,956      10.65     11.39          577,333,950       1.25%           4.57%   6.46%
Pimco Total Return Bond                             99,028,465    82,545,240      11.15     12.27        1,530,902,033       1.25%           4.73%   7.34%
Sanford Bernstein Core Value                         4,207,869             -       8.74     10.33           42,266,883       1.25%               -   0.30%
Sanford Bernstein Managed Index 500                 48,018,721    48,835,089       9.47     12.91          577,437,079       1.25%           0.22%  -11.28%
Scudder Japan                                          596,230        84,394       4.99      8.25            3,035,133       1.25%               -  -38.31%
Strong International Equity                         17,388,860    19,112,622      13.37     22.45          422,244,622       1.25%           0.19%  -23.83%
T. Rowe Price Asset Allocation                      17,579,107    19,704,198      13.39     18.69          319,046,785       1.25%           3.10%   -6.13%
T. Rowe Price Global Bond                            9,668,062    11,219,502       9.16     10.02          102,653,229       1.25%               -   1.22%
T. Rowe Price Natural Resources                      6,565,088     6,520,983      12.76     17.23          129,428,870       1.25%           1.14%   -0.71%
Davis Funds:
Davis Value Fund                                       617,727       195,203       8.27     11.27            5,402,164       1.25%               -  -12.01%
Evergreen Funds:
VA Blue Chip Fund                                      526,302       351,338       6.37      8.97            3,891,203       1.25%           0.32%  -17.78%
VA Capital Growth Fund                                 788,396       268,886      12.03     16.82            8,358,559       1.25%           0.44%  -14.17%
VA Equity Index Fund                                   526,290       302,954       7.60     10.72            4,326,928       1.25%           1.24%  -13.20%
VA Foundation Fund                                   1,019,799       755,890      12.19     14.63            8,870,162       1.25%           2.32%   -9.85%
VA Global Leaders Fund                               1,520,376       887,758      10.30     14.57           13,688,682       1.25%           0.28%  -14.64%
VA International Growth Fund                            45,358           -         8.49     10.15              421,638       1.25%           0.47%  -16.80%
VA Omega Fund                                        2,585,848     1,637,475      10.00     17.42           17,341,986       1.25%               -  -10.73%
VA Perpetual International Fund4                            -         57,408      12.24     16.02                    -           -           0.75%  -21.21%
VA Small-Cap Value Fund                                258,972        65,490      10.66     13.27            3,690,353           -           0.33%   16.46%
VA Special Equity Fund                               2,540,062     1,731,145       7.97     10.59           25,340,271       1.25%               -   -9.39%
VA Strategic Income Fund                               341,316       118,558     $ 8.98    $ 9.61       $ 3,512,462.00       1.25%           8.57%   4.72%
INVESCO Variable Investment Funds:
VIF Dynamics Fund                                   13,391,660    11,409,827       9.40     19.23       120,295,329.00       1.25%               -  -32.10%
VIF Financial Services Fund                         11,612,048    14,091,636      10.30     13.91          144,864,867       1.25%           0.22%  -11.15%
VIF Health Sciences Fund                            17,419,141    19,381,405      14.84     20.24          219,115,896       1.25%           0.33%  -13.81%
VIF Technology Fund                                 26,652,622    29,491,113      10.74     32.11          177,600,254       1.25%               -  -39.68%
VIF Telecommunications Fund                         13,553,158    17,856,118       4.52     14.53           67,891,196       1.25%               -  -59.85%
Montgomery Variable Series:
Emerging Markets                                    14,095,135    12,899,472       5.57      8.64           91,629,764       1.25%               -   -8.26%
NIKE:
First Trust 10 Uncommon Values                       2,255,266    2,690,435        4.36      9.10        10,636,782.00       1.25%               -  -36.54%
Profunds:
VP Bear                                              3,059,897            -      10.00      41.99        35,300,301.00       1.25%               -   14.48%
VP Biotechnology                                     5,093,235            -      10.00      32.25           42,620,918       1.25%               -  -15.38%
VP Bull Plus                                         7,628,819            -      10.00      30.99           56,987,150       1.25%               -  -23.84%
VP Energy                                            2,299,149            -      10.00      34.72           21,123,539       1.25%               -   -7.66%
VP Europe 30                                         5,711,763    2,327,562      10.00      32.88           44,975,990       1.25%               -  -25.18%
VP Financial                                         2,154,106            -      10.00      31.22           19,854,014       1.25%               -   -7.38%
VP Healthcare                                        3,489,097            -      10.00      31.16           32,629,559       1.25%               -   -6.11%
VP OTC                                             11,681,189             -      10.00      30.94           67,352,846       1.25%               -  -39.90%
VP Real Estate                                       3,592,834            -      10.00      34.23           38,669,672       1.25%               -   7.19%
VP Technology                                        2,524,295            -      10.00      30.88            4,136,919       1.25%               -  -38.54%
VP Telecommunications                                  583,065           -       10.00      30.27           95,662,983       1.25%               -  -27.38%
VP Ultra OTC                                        50,124,696    17,597,528      2.64      19.76           83,740,574       1.25%               -  -69.16%
VP Ultra Small-Cap                                  10,010,482     3,258,574     10.00      30.43           14,920,314       1.25%               -   -8.91%
VP Utilities                                         1,589,344            -      10.00      33.29           12,907,953       1.25%               -  -17.70%
Prudential Funds:
SP Jennison Int'l Growth                               273,843           -        4.70      10.00           2,023,829        1.25%           0.11%  -17.52%
Rydex Inc:
Nova Fund                                            3,990,618   14,799,352     $ 6.79   $ 14.67      $ 25,570,952.00        1.25%           8.28%  -24.65%
OTC Fund                                            15,866,046   32,179,793      10.63     26.62          105,471,178        1.25%               -  -36.09%
Ursa Fund                                              351,487    2,269,599       5.86      7.56            4,233,769        1.25%           6.29%   13.38%
Wells Fargo Variable Trust (WFVT):
Equity Income Fund                                   1,019,937      502,986      13.37     17.33            9,556,312        1.25%           1.05%   -6.74%
Equity Value Fund                                    3,705,869    4,442,888       7.70     10.07           32,706,250        1.25%           0.59%   -7.70%

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Footnotes:
----------
1 - Alger Growth merged into MFS Growth as of 2/16/01.
2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
3 - American Century International Growth II merged into American Century International Growth on 9/24/01
4 - Evergreen VA Perpetual International  merged into Evergreen VA International Growth on 8/3/2001

* Annualized

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  American Skandia XTra CreditSM Premier,  a flexible premium deferred annuity (the "Annuity")  offered by
American  Skandia  Life  Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us").  The  Annuity  may be  offered  as an individual  annuity contract or as an interest in a group annuity.  This Prospectus  describes the important features of the Annuity and what you should  consider  before  purchasing  the Annuity.  We have also filed a Statement of  Additional  Information  that is available from us,  without  charge,  upon your request.  The contents of the Statement of Additional  Information  are described on page 79. The Annuity or certain of its  investment  options and/or  features may not be available in all states.  Various rights and benefits may differ between  states to meet  applicable  laws and/or  regulations.  In particular,  please refer to Appendix D for a description  of certain  provisions  that apply to Annuities  sold to New York  residents.  Certain  terms are  capitalized  in this
Prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

====================================================================================================================================
American  Skandia offers several  different  annuities  which your investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be subject to if you choose to surrender  the annuity.  The fees and charges may also be different between each annuity.
====================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any  surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for  retirement  planning  because it allows you to accumulate  retirement  savings and also offers annuity payment options when you are ready to begin  receiving  income.  The Annuity also offers one or more death benefits that can protect  your  retirement  savings if you die during a period of  declining  markets.  It may be used as an  investment  vehicle for
"qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or Tax  Sheltered  Annuity (or  403(b)).  It may also be used as an investment  vehicle  for  "non-qualified"  investments.  The  Annuity  allows  you to  invest  your  money in a number  of  variable investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally  are not taxed on any  investment  gains the Annuity earns until you make a  withdrawal  or begin to receive  annuity  payments.  This  feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your Account Value  because money that would  otherwise be needed to pay taxes on investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a
10%  penalty  tax may be  applied  on  withdrawals  you make  before  you  reach age 59 1/2.  Annuities  purchased  as a  non-qualified investment  are not subject to the maximum  contribution  limits  that may apply to a qualified  investment,  and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your  retirement  plan under the Internal  Revenue Code. An
Annuity may offer  features  and  benefits in addition to  providing  tax  deferral  that other  investment  vehicles may not offer, including  death benefit  protection for your  beneficiaries,  lifetime income  options,  and the ability to make transfers  between numerous  variable  investment  options  offered  under the Annuity.  You should  consult with your  investment  professional  as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.
------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or obligations  of, or issued,  guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S.  government,  the Federal  Deposit  Insurance  Corporation  (FDIC),  the Federal  Reserve Board or any other agency.  An investment in this annuity involves investment risks, including possible loss of value.
------------------------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                            FOR FURTHER INFORMATION CALL 1-800-766-4530
Prospectus Dated: May 1, 2002                                                 Statement of Additional Information Dated: May 1, 2002
revised effective November 18, 2002                                                              revised effective November 18, 2002
FUSI XT-PROS- (11/2002)                                                                                                  FUSI XTPROS

                            PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.
====================================================================================================================================

If you purchase this  Annuity,  we apply an additional  amount (an XTra  CreditSM) to your account value with each purchase  payment you make, including your initial purchase payment and any additional purchase payments.
====================================================================================================================================

     This Annuity features the same Insurance Charge as many of American  Skandia's other variable  annuities.  However,  if you make a withdrawal that exceeds the free withdrawal  amount or choose to surrender your Annuity,  the contingent  deferred sales charge  (CDSC) on this  Annuity  is higher  and is  deducted  for a longer  period of time as  compared  to our other  variable annuities.  As with any annuity that  features a CDSC,  you should  consider  your need to access your account value during the
     CDSC period and whether the  liquidity  provision  under the Annuity will satisfy that need.  The CDSC is only  deducted if you make a withdrawal  that exceeds the free  withdrawal  amount or choose to surrender  your Annuity.  If you make a withdrawal or surrender your Annuity which is subject to a CDSC, we do not recover the XTra CreditSM amount.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
     The XTra  CreditSM  amount is included in your account  value.  However,  American  Skandia may take back the original XTra
     CreditSM amount applied to your purchase  payment if you die, or elect to withdraw all or a portion of your account value under the  medically-related  surrender provision,  within 12 months of having received an XTra CreditSM amount. In either situation, the value of the XTra  CreditSM  amount could be  substantially  reduced.  However,  any  investment  gain on the XTra CreditSM amount will not be taken back.  Additional  conditions and  restrictions  apply. We do not deduct a CDSC in any situation where we take back the XTra CreditSM amount.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
     We offer other annuities through investment  professionals  associated with other firms, where we apply an XTra CreditSM to your annuity with each purchase  payment you make. The XTra CreditSM  amount we apply to purchase  payments on those  annuities is initially  higher than on this Annuity but reduces over time and only applies during the first six annuity years.  The total asset-based  charges on those  annuities  are higher  during the first 10 years but are lower than this Annuity  after the 10th year.  The CDSC is also  higher and is deducted  for a longer  period of time than on this  Annuity;  however the CDSC on those annuities applies from the issue date of the annuity, not separately to each purchase payment.
====================================================================================================================================
====================================================================================================================================

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?

|X|      This Annuity is a "flexible  premium  deferred  annuity." It is called  "flexible  premium"  because you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving  annuity payments until after an accumulation period.
|X|      This  Annuity  offers  both  variable  and fixed  investment  options.  If you  allocate  your  Account  Value to  variable investment  options,  the value of your  Annuity  will vary daily to reflect the  investment  performance  of the  underlying investment  options.  Fixed investment  options of different  durations are offered that are guaranteed by us, but may have a
       Market Value Adjustment if you withdraw or transfer your Account Value before the Maturity Date.
|X|      The Annuity features two distinct phases - the accumulation  period and the payout period.  During the accumulation  period your Account Value is allocated to one or more investment options.  The variable  investment  options,  each a Sub-account of
       American Skandia Life Assurance  Corporation  Variable Account B, invest in an underlying  mutual fund portfolio.  Currently, portfolios of the following  underlying mutual funds are being offered:  American Skandia Trust,  Montgomery Variable Series,
       Wells Fargo Variable Trust, Rydex Variable Trust,  INVESCO Variable Investment Funds, Inc., Evergreen Variable Annuity Trust,
       ProFunds VP, First Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2)
       for life with a  guaranteed  minimum  number  of  payments;  (3)  based on joint  lives;  or (4) for a  guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This  Annuity  offers two  different  types of  Credits.  We add a Credit to your  Annuity  with each  Purchase  Payment we receive.  We also provide an  additional 1% credit on Purchase  Payments  made within the first year and may provide  certain additional benefits if your Account Value has not reached a Target Value on its 10th anniversary.
|X|      This Annuity  offers a basic Death  Benefit.  It also offers  optional  Death  Benefits  that provide an enhanced  level of protection for your beneficiary(ies) for an additional charge.
|X|      Annuity  Owners can purchase an optional  life  insurance  rider called  Plus40(TM)which  provides an income  tax-free  life insurance benefit to the Owner's beneficiary(ies) equal to 40% of the Account Value of your Annuity.
|X|      You are allowed to withdraw a limited  amount of money from your  Annuity on an annual  basis  without any  charges.  Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty  transfers each year free of charge.
       We also  offer  several  programs  that  enable you to manage  your  Account  Value as your  financial  needs and  investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed,  registered  investment  professionals.  You must complete an application and submit a minimum initial  purchase  payment of $1,000.  We may allow you to make a lower  initial  purchase  payment  provided  you  establish a bank drafting  program under which purchase  payments  received in the first Annuity Year total at least $1,000.  If the Annuity is owned by an individual or  individuals,  the oldest of those  persons must be age 80 or under.  If the Annuity is owned by an entity,  the annuitant must be age 80 or under.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED

                                                         GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account Value:  The value of each  allocation to a Sub-account or a Fixed  Allocation  prior to the Annuity Date, plus any earnings, and/or less any losses,  distributions  and charges.  The Account Value is  calculated  before we assess any  applicable  Contingent
Deferred Sales Charge ("CDSC") and/or any Annual  Maintenance  Fee. The Account Value includes any additional  amounts we applied to your  Purchase  Payments that we are entitled to recover under  certain  circumstances.  The Account Value is determined  separately for each  Sub-account and for each Fixed  Allocation,  and then totaled to determine the Account Value for your entire Annuity.  The
Account Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuitization:  The application of Account Value to one of the available  annuity options to begin receiving  periodic  payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An allocation of Account Value that is to be credited a fixed rate of interest for a specified  Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation  on any date other  than the  Maturity  Date.  The  Interim  Value is equal to the initial value allocated to the Fixed Allocation plus all interest  credited to the Fixed Allocation as of the date calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market  value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on any day other than the
Maturity Date of such Fixed Allocation.

Owner: With an Annuity issued as an individual  annuity  contract,  the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.  With an Annuity issued as a certificate  under a group annuity  contract,  the "Owner"
refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender  prior to the Annuity Date. It equals the Account Value as of the date we price the  surrender  minus any  applicable  CDSC,  Annual  Maintenance  Fee,  Tax Charge,  the charge for any  optional benefits and any  additional  amounts we applied to your Purchase  Payments  that we are entitled to recover upon  surrender of your
Annuity.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities and Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  expenses we charge for the  Annuity.  Some  charges are  assessed  against  your  Annuity  while others are assessed  against  assets  allocated  to the  variable  investment  options.  The charges  that are assessed  against the
Annuity include the Contingent  Deferred Sales Charge,  Annual  Maintenance Fee, Transfer Fee and the Tax Charge. The charge that is assessed against the variable  investment options is the Insurance Charge,  which is the combination of a mortality and expense risk charge and a charge for  administration  of the Annuity.  Each  underlying  mutual fund  portfolio  assesses a charge for investment management,  other expenses and with some mutual funds, a 12b-1 charge.  The  prospectus  for each  underlying  mutual fund provides more detailed  information  about the expenses for the  underlying  mutual  funds.  In certain  states,  a premium tax charge may be applicable.  All of these fees and expenses are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                       YOUR TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
                                                        Amount Deducted/
         Fee/Expense                                 Description Of Charge                                    When Deducted
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                Yr. 1   Yr. 2  Yr. 3  Yr. 4   Yr. 5  Yr. 6  Yr. 7   Yr. 8  Yr.
                                                                                            9+              Upon Surrender or
Contingent Deferred Sales                                                                                  Partial Withdrawal
Charge

------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ --------------------------------------
                                 8.5%   8.5%   8.5%    8.5%   7.5%   5.5%    3.5%   1.5%   0.0%
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------
------------------------------- -----------------------------------------------------------------
                                     The charge is a percentage of each applicable Purchase
                                  Payment. The period is measured from the date each Purchase
                                                     Payment is allocated.
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                      Annually on the Annuity's
                                                                                                   anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- --------------------------------------
-------------------------------
Transfer Fee                                                 $10.00                               After the 20th transfer each Annuity
                                                                                                                  Year
------------------------------- ----------------------------------------------------------------- --------------------------------------
------------------------------- ----------------------------------------------------------------- --------------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- --------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                  ANNUAL CHARGES OF THE SUB-ACCOUNTS
                                 (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- --------------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Charges  of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- --------------------------------------
*  The combination of the Mortality and Expense Risk Charges and Administration Charge is referred to as the "Insurance Charge"
elsewhere in this Prospectus.

-------------------------------------------------------------------------------------------- ---------------------- --------------------
                                     OPTIONAL BENEFITS                                         Optional Benefit        Total Annual
                                                                                                    Charge           Charge (including
                                                                                                                     Insurance Charge)
-------------------------------------------------------------------------------------------- ---------------------- --------------------
-------------------------------------------------------------------------------------------- ---------------------- --------------------
GUARANTEED RETURN OPTION                                                                                                   1.65%
We offer a program that guarantees a "return of premium" at a future date,  while allowing     0.25% of average
you to  allocate  all or a  portion  of your  Account  Value to the  Sub-accounts  of your    daily net assets of
choice.                                                                                        the Sub-accounts
-------------------------------------------------------------------------------------------- ---------------------- --------------------
-------------------------------------------------------------------------------------------- ---------------------- --------------------
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT                                                                              1.65%
We offer an Optional  Death Benefit that provides an enhanced level of protection for your     0.25% of Account
beneficiary(ies)  by providing  additional  amounts that can be used to offset federal and           Value
state taxes payable on any taxable gains in your Annuity at the time of your death.              (Amounts are
                                                                                              deducted in arrears
                                                                                              each Annuity Year)
-------------------------------------------------------------------------------------------- ---------------------- --------------------
-------------------------------------------------------------------------------------------- ---------------------- --------------------
GUARANTEED MINIMUM DEATH BENEFIT
We offer an Optional  Death Benefit that provides an enhanced level of protection for your   0.30% of the current
beneficiary(ies)  by providing  the greater of the current  Account  Value,  a 5.0% annual       Death Benefit
increase on Purchase Payments minus  proportional  withdrawals or the Highest  Anniversary       (Amounts are              1.70%
Value.                                                                                        deducted in arrears
                                                                                              each Annuity Year)
-------------------------------------------------------------------------------------------- ---------------------- --------------------
----------------------------------------------------------------------------------------------------------------------------------------

Please  refer to the section of the  Prospectus  that  describes  each  optional  benefit for a complete  description  of the  benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL LIFE INSURANCE RIDER
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------- --------------------------------
Plus40(TM)OPTIONAL LIFE INSURANCE RIDER                                                                   The current charge is based on
We offer an income tax-free life insurance  benefit for your  Beneficiary(ies)  that may be useful in     age and is a percentage of
offsetting  federal and state taxes  payable on any taxable gains in your Annuity at the time of your    your Account Value as of the
death.  Please refer to the Appendix for a detailed description of this Rider.                           anniversary of the Issue Date
                                                                                                          of your Annuity. The charge
                                                                                                          ranges from .80% for Owners
                                                                                                           age 40 - 75 to 10.50% for
                                                                                                          Owners age 95. Please refer
                                                                                                        to the Appendix for a complete
                                                                                                          description of the charge.
------------------------------------------------------------------------------------------------------- --------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each underlying  mutual fund  ("Portfolio") as of December 31, 2001,  except as noted.  Each figure is stated as a percentage of the underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management fee is being waived and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates that no portion of the management fee and/or other expenses is being waived and/or  reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the combination of the underlying  Portfolio's  investment  management  fee,  other  expenses  and any  12b-1  fees,  net of any fee  waivers  and  expense reimbursements.  The  following  expenses are deducted by the  underlying  Portfolio  before it provides  American  Skandia with the daily net asset  value.  Any  footnotes  about  expenses  appear  after the list of all the  Portfolios.  The  underlying  Portfolio information  was provided by the underlying  mutual funds and has not been  independently  verified by us. See the  prospectuses  or statements of additional  information of the  underlying  Portfolios for further  details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-766-4530.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST William Blair International Growth 5            1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST American Century International Growth           1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST DeAM International Equity                       1.00%          0.32%          0.00%         1.32%         0.15%        1.17%
  AST MFS Global Equity                               1.00%          0.40%          0.00%         1.40%          N/A         1.40%
  AST PBHG Small-Cap Growth                           0.90%          0.23%          0.03%         1.16%          N/A         1.16%
  AST DeAM Small-Cap Growth                           0.95%          0.19%          0.03%         1.17%         0.01%        1.16%
  AST Federated Aggressive Growth                     0.95%          0.83%          0.00%         1.78%         0.43%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.16%          0.07%         1.18%          N/A         1.18%
  AST Gabelli Small-Cap Value                         0.90%          0.18%          0.00%         1.08%          N/A         1.08%
  AST DeAM Small-Cap Value 2                          0.95%          0.22%          0.02%         1.19%         0.15%        1.04%
  AST Goldman Sachs Mid-Cap Growth 5                  1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.16%          0.16%         1.22%          N/A         1.22%
  AST Alger All-Cap Growth                            0.95%          0.16%          0.09%         1.20%          N/A         1.20%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.01%         1.20%          N/A         1.20%
  AST T. Rowe Price Natural Resources                 0.90%          0.20%          0.01%         1.11%          N/A         1.11%
  AST Alliance Growth                                 0.90%          0.19%          0.04%         1.13%          N/A         1.13%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Marsico Capital Growth                          0.90%          0.16%          0.02%         1.08%         0.02%        1.06%
  AST Goldman Sachs Concentrated Growth 5             0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
  AST DeAM Large-Cap Growth 2                         0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST DeAM Large-Cap Value                            0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST Alliance/Bernstein Growth + Value               0.90%          0.55%          0.00%         1.45%         0.10%        1.35%
  AST Sanford Bernstein Core Value                    0.75%          0.40%          0.00%         1.15%          N/A         1.15%
  AST Cohen & Steers Realty                           1.00%          0.19%          0.02%         1.21%          N/A         1.21%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.14%          0.07%         0.96%         0.02%        0.94%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST INVESCO Capital Income                          0.75%          0.16%          0.01%         0.92%         0.01%        0.91%
  AST DeAM Global Allocation                          0.10%          0.17%          0.00%         0.27%          N/A         0.27%
  AST American Century Strategic Balanced             0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Asset Allocation                  0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Global Bond                       0.80%          0.28%          0.00%         1.08%          N/A         1.08%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Lord Abbett Bond-Debenture                      0.80%          0.30%          0.00%         1.10%          N/A         1.10%
  AST DeAM Bond 2                                     0.85%          0.22%          0.00%         1.07%         0.15%        0.92%
  AST PIMCO Total Return Bond                         0.65%          0.16%          0.00%         0.81%         0.02%        0.79%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%          N/A         0.83%
  AST Money Market                                    0.50%          0.14%          0.00%         0.64%         0.05%        0.59%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.42%            N/A          1.67%         N/A         1.67%

Wells Fargo Variable Trust:
  Equity Value                                        0.55%          0.36%          0.25%         1.16%         0.16%        1.00%
  Equity Income                                       0.55%          0.43%          0.25%         1.23%         0.23%        1.00%

Rydex Variable Trust:
  Nova                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  Ursa                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  OTC                                                  0.90%         0.99%            N/A          1.89%          N/A         1.89%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.33%            N/A          1.08%          N/A         1.08%
  Technology                                           0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Health Sciences                                      0.75%         0.31%            N/A          1.06%          N/A         1.06%
  Financial Services                                   0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Telecommunications                                   0.75%         0.34%            N/A          1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  International Growth                                 0.66%         0.98%            N/A          1.64%         0.63%        1.01%
  Global Leaders                                       0.87%         0.28%            N/A          1.15%         0.15%        1.00%
  Special Equity                                       0.92%         0.23%            N/A          1.15%         0.12%        1.03%
  Omega                                                0.52%         0.20%            N/A          0.72%          N/A         0.72%
  Capital Growth                                       0.80%         0.24%            N/A          1.04%          N/A         1.04%
  Blue Chip                                            0.61%         0.36%            N/A          0.97%          N/A         0.97%
  Equity Index                                         0.32%         0.22%            N/A          0.54%         0.24%        0.30%
  Foundation                                           0.75%         0.18%            N/A          0.93%          N/A         0.93%

ProFund VP:
  Europe 30                                            0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Asia 30 3                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Japan 3                                              0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  Banks 3                                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Basic Materials 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Biotechnology                                        0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Consumer Cyclical 3                                  0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Consumer Non-Cyclical 3                              0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Energy                                               0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Financial                                            0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Healthcare                                           0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Industrial 3                                         0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Internet 3                                           0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Pharmaceuticals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Precious Metals 3                                    0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Real Estate                                          0.75%         0.99%           0.25%         1.99%         0.01%        1.98%
  Semiconductor 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Technology                                           0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Telecommunications                                   0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Utilities                                            0.75%         1.05%           0.25%         2.05%         0.07%        1.98%
  Bull                                                 0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Bear                                                 0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bull Plus                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  OTC                                                  0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Short OTC 3                                          0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  UltraOTC                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Mid-Cap Value 3                                      0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  Mid-Cap Growth 3                                     0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  UltraMid-Cap 3                                       0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Value 3                                    0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  Small-Cap Growth 3                                   0.75%         0.97%           0.25%         1.97%          N/A         1.97%
  UltraSmall-Cap                                       0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  U.S. Government Plus 3                               0.50%         0.95%           0.25%         1.70%          N/A         1.70%
  Rising Rates Opportunity 3                           0.75%         0.95%           0.25%         1.95%          N/A         1.95%

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values 4                   0.60%          2.47%          0.25%         3.32%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth                      0.85%          1.16%          0.25%         2.26%         0.62%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to  reimburse  and/or waive fees for certain
     Portfolios  until at least April 30, 2003. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed  under the  Distribution  Plan for the fiscal year ended  December 31,  2001.  Although  there are no maximum  amounts allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.
2        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2002.
3        These  Portfolios  commenced  operations  on May 1, 2002.  "Other  Expenses"  shown are based on estimated  amounts for the fiscal year ending December 31, 2002.
4        Included  in the charge for Other  Expenses  is a fee of 0.325% of average  daily net assets  paid to  American  Skandia to reimburse  it for  administrative  costs.  The  investment  advisor  has agreed to waive fees and  reimburse  expenses  through
     September  30,  2003 in  order to  prevent  Total  Annual  Portfolio  Operating  Expenses  (excluding  brokerage  expenses  and extraordinary expenses) from exceeding 1.47% of the average daily net asset value of the respective Portfolio.

5    Net Annual Portfolio Operating Expenses reflect fee waivers and expense reimbursements in effect as of November 11, 2002.

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  costs and expenses you will incur with the Annuity over certain  periods of time based on specific  assumptions.  The examples  reflect the  Insurance  Charge,  Contingent  Deferred  Sales
Charges (when  applicable),  the Annual  Maintenance Fee (when applicable),  the charges deducted by the underlying  Portfolios,  as well as the charges for the optional  benefits that are offered under the Annuity.  The Securities and Exchange  Commission  ("SEC")
requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $1,000 in the Annuity and received a 5% annual return on assets.

The examples  shown assume that:  (a) you only  allocate  Account  Value to the  Sub-accounts,  not to a Fixed  Allocation;  (b) the
Insurance  Charge is assessed as 1.40% per year;  (c) the Annual  Maintenance  Fee (when  applicable) is reflected as an asset-based charge based on an assumed  average  contract size;  (d) you make no  withdrawals of Account Value during the period shown;  (e) you make no  transfers,  withdrawals,  surrender or other  transactions  for which we charge a fee during the period  shown;  (f) no tax charge applies;  (g) the expenses for the underlying  Portfolios  reflect the continued  waiver of fees or reimbursement of expenses throughout each period shown (refer to the "Net Annual Portfolio  Operating  Expenses," in the section entitled  "Underlying  Mutual
Fund  Portfolio  Annual  Expenses");  (h) the charges for the  optional  benefits are  reflected  as charges  equal to 0.25% for the
Guaranteed Return Option,  0.25% for the Enhanced  Beneficiary  Protection and 0.30% for the Guaranteed  Minimum Death Benefit;  and
(i) the Credit  applicable  to your  Annuity is 4% of Purchase  Payments.  The Credit may be less when total  Purchase  Payments are less then  $10,000 and may be more when total  Purchase  Payments are at least  $5,000,000  (see "How do I Receive  Credits?").  The examples do not reflect the impact of any Target Value  Credits that may be applied to Purchase  Payments  within the first  Annuity
Year. The charge for the  Guaranteed  Return Option is deducted  daily.  The charges for the optional death benefits are deducted on an annual basis in arrears.  Amounts shown in the examples are rounded to the nearest dollar.

Expense  Examples are provided as follows:  1.) for the basic  Annuity  contract  without any optional  benefits;  2.) for the basic
Annuity contract assuming that you elect one of the following:  the Guaranteed Return Option,  the Enhanced  Beneficiary  Protection
or the Guaranteed  Minimum Death Benefit;  3.) for the basic Annuity contract  assuming you elect both the Guaranteed  Return Option and the Enhanced  Beneficiary  Protection;  and 4.) for the basic Annuity  contract  assuming you elect both the  Guaranteed  Return
Option and the Guaranteed  Minimum Death Benefit.  You cannot purchase the Enhanced  Beneficiary  Protection with any other optional death  benefit or life  insurance  rider.  Unlike  the  annual  charge for  either  the  Guaranteed  Return  Option or the  Enhanced
Beneficiary  Protection,  the annual  charge for the  Guaranteed  Minimum  Death  Benefit is based on the Death  Benefit and not the
Account Value.

Expense  Examples are not provided for the Plus40(TM)Optional  Life  Insurance  Rider  because it is supported by American  Skandia's general  account and is not subject to, or registered  as a security  under,  either the  Securities  Act of 1933 or the  Investment
Company Act of 1940 and because  Owners can pay the annual,  age-based  charge  through funds  outside of the Annuity.  If the Owner elects to pay the annual  charge  from the  Annuity,  charges are  deducted as a partial  withdrawal  from the  Annuity,  subject to applicable taxes.  Please refer to the Appendix for a detailed description of this Rider.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Strong International Equity            27       84      143      304      30      92       157     330      30       92      157      330      31      94       160     339
AST William Blair International Growth     27       84      143      304      30      92       157     330      30       92      157      330      31      94       160     339
AST American Century International         29       88      150      317      32      97       164     344      32       97      164      344      32      98       167     353
Growth
AST DeAM International Equity              28       85      145      307      30      93       158     333      30       93      158      333      31      95       162     343
AST MFS Global Equity                      30       92      157      330      33      100      170     355      33       100     170      355      33      102      173     365
AST PBHG Small-Cap Growth                  28       85      145      307      30      92       157     330      30       92      157      330      31      94       161     341
AST DeAM Small-Cap Growth                  28       85      145      307      30      92       157     330      30       92      157      330      31      94       161     341
AST Federated Aggressive Growth            30       91      155      327      32      98       167     350      32       98      167      350      33      100      171     360
AST Goldman Sachs Small Cap Value          28       85      145      307      30      93       158     333      30       93      158      333      31      95       162     343
AST Gabelli Small-Cap Value                27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
AST DeAM Small-Cap Value                   26       81      138      294      29      89       152     320      29       89      152      320      30      91       155     329
AST Goldman Sachs Mid-Cap Growth           28       87      148      314      31      95       162     340      31       95      162      340      32      97       165     349
AST Neuberger Berman Mid-Cap Growth        27       83      142      301      30      91       155     327      30       91      155      327      30      93       158     336
AST Neuberger Berman Mid-Cap Value         28       87      148      312      31      94       160     337      31       94      160      337      31      96       164     347
AST Alger All-Cap Growth                   28       86      147      310      31      94       160     336      31       94      160      336      31      96       163     345
AST Gabelli All-Cap Value                  28       86      147      310      31      94       160     336      31       94      160      336      31      96       163     345
AST T. Rowe Price Natural Resources        27       83      142      301      30      91       155     327      30       91      155      327      30      93       158     335
AST Alliance Growth                        27       84      143      303      30      92       156     328      30       92      156      328      30      93       159     338
AST MFS Growth                             27       83      142      301      30      91       155     327      30       91      155      327      30      93       158     335
AST Marsico Capital Growth                 27       82      139      296      29      89       152     321      29       89      152      321      30      91       156     331
AST Goldman Sachs Concentrated Growth      26       80      137      290      29      88       150     317      29       88      150      317      29      90       153     325
AST DeAM Large-Cap Growth                  26       79      135      288      28      87       148     314      28       87      148      314      29      89       152     323
AST DeAM Large-Cap Value                   26       79      135      288      28      87       148     314      28       87      148      314      29      89       152     323
AST Alliance/Bernstein Growth + Value      30       91      155      327      32      98       167     350      32       98      167      350      33      100      171     360
AST Sanford Bernstein Core Value           28       85      144      305      30      92       157     330      30       92      157      330      31      94       161     341
AST Cohen & Steers Realty                  28       86      147      310      31      94       160     337      31       94      160      337      31      96       163     345
AST Sanford Bernstein Managed Index 500    24       73      124      266      26      81       138     293      26       81      138      293      27      82       141     301
AST American Century Income & Growth       25       78      133      284      28      86       147     310      28       86      147      310      28      87       149     318
AST Alliance Growth and Income             25       78      133      284      28      86       147     310      28       86      147      310      28      87       149     318
AST MFS Growth with Income                 27       83      142      301      30      91       155     327      30       91      155      327      30      93       158     335
AST INVESCO Capital Income                 25       77      132      280      28      85       145     307      28       85      145      307      28      87       148     315
AST DeAM Global Allocation                 18       56      97       210      21      64       110     237      21       64      110      237      21      66       113     246
AST American Century Strategic Balanced    27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
AST T. Rowe Price Asset Allocation         27       83      142      300      30      91       155     327      30       91      155      327      30      93       158     335
AST T. Rowe Price Global Bond              27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
AST Federated High Yield                   25       78      133      284      28      86       147     310      28       86      147      310      29      88       150     320
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Lord Abbett Bond-Debenture             27       83      142      300      30      91       155     327      30       91      155      327      30      93       158     335
AST DeAM Bond                              25       77      132      281      28      85       145     307      28       85      145      307      28      87       148     316
AST PIMCO Total Return Bond                24       73      125      267      26      81       138     294      26       81      138      294      27      83       142     303
AST PIMCO Limited Maturity Bond            24       74      127      271      27      82       140     297      27       82      140      297      27      84       143     306
AST Money Market                           22       67      114      246      24      74       127     271      24       74      127      271      25      76       131     281

MV Emerging Markets                        33      101      171      358      36      109      184     382      36       109     184      382      36      110      187     391

WFVT Equity Value                          26       80      136      289      29      88       149     315      29       88      149      315      29      89       152     324
WFVT Equity Income                         26       80      136      289      29      88       149     315      29       88      149      315      29      89       152     324

Rydex Nova                                 31       94      160      336      33      101      172     360      33       101     172      360      34      104      177     371
Rydex Ursa                                 31       94      160      336      33      101      172     360      33       101     172      360      34      104      177     371
Rydex OTC                                  35      107      182      378      38      115      194     401      38       115     194      401      39      118      199     414

INVESCO VIF Dynamics                       27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
INVESCO VIF Technology                     27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
INVESCO VIF Health Sciences                27       82      139      296      29      89       152     321      29       89      152      321      30      91       156     331
INVESCO VIF Financial Services             27       82      140      297      29      90       153     323      29       90      153      323      30      92       157     333
INVESCO VIF Telecommunications             27       82      140      298      30      91       154     325      30       91      154      325      30      92       157     333

Evergreen VA International Growth          26       80      137      290      29      88       150     317      29       88      150      317      29      90       153     325
Evergreen VA Global Leaders                26       80      136      289      29      88       149     315      29       88      149      315      29      89       152     324
Evergreen VA Special Equity                26       80      137      292      29      88       150     317      29       88      150      317      29      90       154     328
Evergreen VA Omega                         23       71      122      260      26      79       135     287      26       79      135      287      26      81       138     295
Evergreen VA Capital Growth                26       81      138      294      29      89       152     320      29       89      152      320      30      91       155     329
Evergreen VA Blue Chip                     26       79      135      287      28      87       148     312      28       87      148      312      29      88       151     321
Evergreen VA Equity Index                  18       57      98       213      21      65       112     240      21       65      112      240      22      67       115     250
Evergreen VA Foundation                    25       77      132      281      28      85       145     308      28       85      145      308      28      87       149     318

ProFund VP Europe 30                       35      107      182      378      38      115      194     401      38       115     194      401      39      118      199     414
ProFund VP Asia 30                         36      109      184      383      39      118      198     407      39       118     198      407      39      119      201     418
ProFund VP Japan                           36      109      184      383      39      118      198     407      39       118     198      407      39      119      201     418
ProFund VP Banks                           36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Basic Materials                 36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Biotechnology                   36      110      186      387      39      118      199     410      39       118     199      410      40      121      204     422
ProFund VP Consumer Cyclical               36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Consumer Non-Cyclical           36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
ProFund VP Energy                          36      110      186      387      39      118      199     410      39       118     199      410      40      121      204     422
ProFund VP Financial                       36      110      186      387      39      118      199     410      39       118     199      410      40      121      204     422
ProFund VP Healthcare                      36      110      186      387      39      118      199     410      39       118     199      410      40      121      204     422
ProFund VP Industrial                      36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Internet                        36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Pharmaceuticals                 36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Precious Metals                 36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Real Estate                     36      110      186      387      39      118      199     410      39       118     199      410      40      121      204     422
ProFund VP Semiconductor                   36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Technology                      36      110      186      387      39      118      199     410      39       118     199      410      40      121      204     422
ProFund VP Telecommunications              36      110      186      387      39      118      199     410      39       118     199      410      40      121      204     422
ProFund VP Utilities                       36      110      186      387      39      118      199     410      39       118     199      410      40      121      204     422
ProFund VP Bull                            36      110      186      387      39      118      199     410      39       118     199      410      40      121      204     422
ProFund VP Bear                            35      107      182      378      38      115      194     401      38       115     194      401      39      118      199     414
ProFund VP Bull Plus                       36      109      184      383      39      118      198     407      39       118     198      407      39      119      201     418
ProFund VP OTC                             36      109      184      382      38      116      196     405      38       116     196      405      39      118      199     414
ProFund VP Short OTC                       36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP UltraOTC                        36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Mid-Cap Value                   36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP Mid-Cap Growth                  36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419
ProFund VP UltraMid-Cap                    36      110      186      386      39      118      199     410      39       118     199      410      39      120      203     421
ProFund VP Small-Cap Value                 36      110      186      386      39      118      199     410      39       118     199      410      39      120      203     421
ProFund VP Small-Cap Growth                36      110      186      386      39      118      199     410      39       118     199      410      39      120      203     421
ProFund VP UltraSmall-Cap                  36      110      186      387      39      118      199     410      39       118     199      410      40      121      204     422
ProFund VP U.S. Government Plus            33      102      173      361      36      110      186     385      36       110     186      385      37      112      189     395
ProFund VP Rising Rates Opportunity        36      110      186      385      39      118      199     410      39       118     199      410      39      119      202     419

First Trust(R)10 Uncommon Values            30       91      155      327      32      99       168     352      32       99      168      352      33      101      172     363

SP Jennison International Growth           33      100      169      354      35      107      182     378      35       107     182      378      36      110      186     389
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Strong International Equity            33      100      170      355      33      102      173     364
AST William Blair International Growth     33      100      169      354      33      102      173     364
AST American Century International         34      104      176      368      35      106      180     378
Growth
AST DeAM International Equity              33      101      171      358      34      103      175     368
AST MFS Global Equity                      35      108      183      380      36      110      187     390
AST PBHG Small-Cap Growth                  33      101      171      357      33      102      173     365
AST DeAM Small-Cap Growth                  33      101      171      357      33      102      173     365
AST Federated Aggressive Growth            35      106      180      375      35      108      183     384
AST Goldman Sachs Small Cap Value          33      101      171      358      34      103      175     368
AST Gabelli Small-Cap Value                32       98      166      348      33      100      170     358
AST DeAM Small-Cap Value                   32       97      164      344      32      99       168     354
AST Goldman Sachs Mid-Cap Growth           34      103      174      364      34      105      178     374
AST Neuberger Berman Mid-Cap Growth        33      100      169      353      33      101      172     363
AST Neuberger Berman Mid-Cap Value         34      103      174      363      34      104      177     373
AST Alger All-Cap Growth                   33      101      172      360      34      103      176     370
AST Gabelli All-Cap Value                  33      101      172      360      34      103      176     370
AST T. Rowe Price Natural Resources        32       99      168      351      33      101      172     362
AST Alliance Growth                        33      100      169      354      33      101      172     363
AST MFS Growth                             32       99      168      351      33      101      172     362
AST Marsico Capital Growth                 32       97      165      347      32      99       168     355
AST Goldman Sachs Concentrated Growth      31       96      163      341      32      98       167     352
AST DeAM Large-Cap Growth                  31       95      162      340      32      97       165     349
AST DeAM Large-Cap Value                   31       95      162      340      32      97       165     349
AST Alliance/Bernstein Growth + Value      35      106      180      375      35      108      183     384
AST Sanford Bernstein Core Value           33      100      170      355      33      102      173     365
AST Cohen & Steers Realty                  33      102      173      361      34      104      177     371
AST Sanford Bernstein Managed Index 500    29       89      151      319      29      90       154     328
AST American Century Income & Growth       31       94      159      335      31      95       162     344
AST Alliance Growth and Income             31       94      159      335      31      95       162     344
AST MFS Growth with Income                 32       99      168      351      33      101      172     362
AST INVESCO Capital Income                 30       93      158      331      31      94       161     341
AST DeAM Global Allocation                 23       72      123      265      24      74       127     273
AST American Century Strategic Balanced    32       98      166      348      33      100      170     358
AST T. Rowe Price Asset Allocation         32       98      167      350      33      100      171     360
AST T. Rowe Price Global Bond              32       98      166      348      33      100      170     358
AST Federated High Yield                   31       94      160      337      31      96       163     345
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Lord Abbett Bond-Debenture             32       98      167      350      33      100      171     360
AST DeAM Bond                              30       93      158      333      31      95       162     342
AST PIMCO Total Return Bond                29       89      152      320      30      91       155     329
AST PIMCO Limited Maturity Bond            29       90      153      323      30      92       157     333
AST Money Market                           27       83      141      299      27      84       144     309

MV Emerging Markets                        38      116      196      405      39      118      200     415

WFVT Equity Value                          31       95      162      340      32      97       166     351
WFVT Equity Income                         31       95      162      340      32      97       166     351

Rydex Nova                                 36      110      186      385      37      112      189     395
Rydex Ursa                                 36      110      186      385      37      112      189     395
Rydex OTC                                  41      123      207      425      41      125      211     436

INVESCO VIF Dynamics                       32       98      166      348      33      100      170     358
INVESCO VIF Technology                     32       98      166      348      32      99       169     357
INVESCO VIF Health Sciences                32       97      165      347      32      99       168     355
INVESCO VIF Financial Services             32       98      166      348      32      99       169     357
INVESCO VIF Telecommunications             32       98      167      350      33      100      170     359

Evergreen VA International Growth          31       96      163      341      32      98       167     352
Evergreen VA Global Leaders                31       95      162      340      32      97       166     351
Evergreen VA Special Equity                32       97      164      344      32      98       167     353
Evergreen VA Omega                         28       87      148      313      29      88       151     321
Evergreen VA Capital Growth                32       97      164      344      32      99       168     354
Evergreen VA Blue Chip                     31       95      161      338      31      96       164     347
Evergreen VA Equity Index                  24       73      125      268      24      75       128     277
Evergreen VA Foundation                    31       94      159      334      31      95       162     343

ProFund VP Europe 30                       41      123      207      425      41      125      211     436
ProFund VP Asia 30                         41      125      210      430      42      127      214     440
ProFund VP Japan                           41      125      210      430      42      127      214     440
ProFund VP Banks                           41      125      211      432      42      127      214     442
ProFund VP Basic Materials                 41      125      211      432      42      127      214     442
ProFund VP Biotechnology                   42      126      212      434      42      128      216     445
ProFund VP Consumer Cyclical               41      125      211      432      42      127      214     442
ProFund VP Consumer Non-Cyclical           41      125      211      432      42      127      214     442
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
ProFund VP Energy                          42      126      212      434      42      128      216     445
ProFund VP Financial                       42      126      212      434      42      128      216     445
ProFund VP Healthcare                      42      126      212      434      42      128      216     445
ProFund VP Industrial                      41      125      211      432      42      127      214     442
ProFund VP Internet                        41      125      211      432      42      127      214     442
ProFund VP Pharmaceuticals                 41      125      211      432      42      127      214     442
ProFund VP Precious Metals                 41      125      211      432      42      127      214     442
ProFund VP Real Estate                     42      126      212      434      42      128      216     445
ProFund VP Semiconductor                   41      125      211      432      42      127      214     442
ProFund VP Technology                      42      126      212      434      42      128      216     445
ProFund VP Telecommunications              42      126      212      434      42      128      216     445
ProFund VP Utilities                       42      126      212      434      42      128      216     445
ProFund VP Bull                            42      126      212      434      42      128      216     445
ProFund VP Bear                            41      123      207      425      41      125      211     436
ProFund VP Bull Plus                       41      125      210      430      42      127      214     440
ProFund VP OTC                             41      124      208      427      41      125      212     438
ProFund VP Short OTC                       41      125      210      430      42      127      214     441
ProFund VP UltraOTC                        41      125      210      430      42      127      214     441
ProFund VP Mid-Cap Value                   41      125      211      432      42      127      214     442
ProFund VP Mid-Cap Growth                  41      125      211      432      42      127      214     442
ProFund VP UltraMid-Cap                    42      126      212      433      42      128      216     445
ProFund VP Small-Cap Value                 42      126      212      433      42      128      216     445
ProFund VP Small-Cap Growth                42      126      212      433      42      128      216     445
ProFund VP UltraSmall-Cap                  42      126      212      434      42      128      216     445
ProFund VP U.S. Government Plus            39      118      199      410      39      119      201     418
ProFund VP Rising Rates Opportunity        41      125      210      430      42      127      214     441

First Trust(R)10 Uncommon Values            35      107      181      377      36      109      185     387

SP Jennison International Growth           38      115      194      401      39      118      199     414
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years    Year     Years   Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST Strong International Equity            112     169      218     304      115      177      232     330      115      177     232     330      116      179      235     339
AST William Blair International Growth     112     169      218     304      115      177      232     330      115      177     232     330      116      179      235     339
AST American Century International         114     173      225     317      117      182      239     344      117      182     239     344      117      183      242     353
Growth
AST DeAM International Equity              113     170      220     307      115      178      233     333      115      178     233     333      116      180      237     343
AST MFS Global Equity                      115     177      232     330      118      185      245     355      118      185     245     355      118      187      248     365
AST PBHG Small-Cap Growth                  113     170      220     307      115      177      232     330      115      177     232     330      116      179      236     341
AST DeAM Small-Cap Growth                  113     170      220     307      115      177      232     330      115      177     232     330      116      179      236     341
AST Federated Aggressive Growth            115     176      230     327      117      183      242     350      117      183     242     350      118      185      246     360
AST Goldman Sachs Small Cap Value          113     170      220     307      115      178      233     333      115      178     233     333      116      180      237     343
AST Gabelli Small-Cap Value                112     167      215     297      114      175      228     323      114      175     228     323      115      177      232     333
AST DeAM Small-Cap Value                   111     166      213     294      114      174      227     320      114      174     227     320      115      176      230     329
AST Goldman Sachs Mid-Cap Growth           113     172      223     314      116      180      237     340      116      180     237     340      117      182      240     349
AST Neuberger Berman Mid-Cap Growth        112     168      217     301      115      176      230     327      115      176     230     327      115      178      233     336
AST Neuberger Berman Mid-Cap Value         113     172      223     312      116      179      235     337      116      179     235     337      116      181      239     347
AST Alger All-Cap Growth                   113     171      222     310      116      179      235     336      116      179     235     336      116      181      238     345
AST Gabelli All-Cap Value                  113     171      222     310      116      179      235     336      116      179     235     336      116      181      238     345
AST T. Rowe Price Natural Resources        112     168      217     301      115      176      230     327      115      176     230     327      115      178      233     335
AST Alliance Growth                        112     169      218     303      115      177      231     328      115      177     231     328      115      178      234     338
AST MFS Growth                             112     168      217     301      115      176      230     327      115      176     230     327      115      178      233     335
AST Marsico Capital Growth                 112     167      214     296      114      174      227     321      114      174     227     321      115      176      231     331
AST Goldman Sachs Concentrated Growth      111     165      212     290      114      173      225     317      114      173     225     317      114      175      228     325
AST DeAM Large-Cap Growth                  111     164      210     288      113      172      223     314      113      172     223     314      114      174      227     323
AST DeAM Large-Cap Value                   111     164      210     288      113      172      223     314      113      172     223     314      114      174      227     323
AST Alliance/Bernstein Growth + Value      115     176      230     327      117      183      242     350      117      183     242     350      118      185      246     360
AST Sanford Bernstein Core Value           113     170      219     305      115      177      232     330      115      177     232     330      116      179      236     341
AST Cohen & Steers Realty                  113     171      222     310      116      179      235     337      116      179     235     337      116      181      238     345
AST Sanford Bernstein Managed Index 500    109     158      199     266      111      166      213     293      111      166     213     293      112      167      216     301
AST American Century Income & Growth       110     163      208     284      113      171      222     310      113      171     222     310      113      172      224     318
AST Alliance Growth and Income             110     163      208     284      113      171      222     310      113      171     222     310      113      172      224     318
AST MFS Growth with Income                 112     168      217     301      115      176      230     327      115      176     230     327      115      178      233     335
AST INVESCO Capital Income                 110     162      207     280      113      170      220     307      113      170     220     307      113      172      223     315
AST DeAM Global Allocation                 103     141      172     210      106      149      185     237      106      149     185     237      106      151      188     246
AST American Century Strategic Balanced    112     167      215     297      114      175      228     323      114      175     228     323      115      177      232     333
AST T. Rowe Price Asset Allocation         112     168      217     300      115      176      230     327      115      176     230     327      115      178      233     335
AST T. Rowe Price Global Bond              112     167      215     297      114      175      228     323      114      175     228     323      115      177      232     333
AST Federated High Yield                   110     163      208     284      113      171      222     310      113      171     222     310      114      173      225     320
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years    Year     Years   Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST Lord Abbett Bond-Debenture             112     168      217     300      115      176      230     327      115      176     230     327      115      178      233     335
AST DeAM Bond                              110     162      207     281      113      170      220     307      113      170     220     307      113      172      223     316
AST PIMCO Total Return Bond                109     158      200     267      111      166      213     294      111      166     213     294      112      168      217     303
AST PIMCO Limited Maturity Bond            109     159      202     271      112      167      215     297      112      167     215     297      112      169      218     306
AST Money Market                           107     152      189     246      109      159      202     271      109      159     202     271      110      161      206     281

MV Emerging Markets                        118     186      246     358      121      194      259     382      121      194     259     382      121      195      262     391

WFVT Equity Value                          111     165      211     289      114      173      224     315      114      173     224     315      114      174      227     324
WFVT Equity Income                         111     165      211     289      114      173      224     315      114      173     224     315      114      174      227     324

Rydex Nova                                 116     179      235     336      118      186      247     360      118      186     247     360      119      189      252     371
Rydex Ursa                                 116     179      235     336      118      186      247     360      118      186     247     360      119      189      252     371
Rydex OTC                                  120     192      257     378      123      200      269     401      123      200     269     401      124      203      274     414

INVESCO VIF Dynamics                       112     167      215     297      114      175      228     323      114      175     228     323      115      177      232     333
INVESCO VIF Technology                     112     167      215     297      114      175      228     323      114      175     228     323      115      177      232     333
INVESCO VIF Health Sciences                112     167      214     296      114      174      227     321      114      174     227     321      115      176      231     331
INVESCO VIF Financial Services             112     167      215     297      114      175      228     323      114      175     228     323      115      177      232     333
INVESCO VIF Telecommunications             112     167      215     298      115      176      229     325      115      176     229     325      115      177      232     333

Evergreen VA International Growth          111     165      212     290      114      173      225     317      114      173     225     317      114      175      228     325
Evergreen VA Global Leaders                111     165      211     289      114      173      224     315      114      173     224     315      114      174      227     324
Evergreen VA Special Equity                111     165      212     292      114      173      225     317      114      173     225     317      114      175      229     328
Evergreen VA Omega                         108     156      197     260      111      164      210     287      111      164     210     287      111      166      213     295
Evergreen VA Capital Growth                111     166      213     294      114      174      227     320      114      174     227     320      115      176      230     329
Evergreen VA Blue Chip                     111     164      210     287      113      172      223     312      113      172     223     312      114      173      226     321
Evergreen VA Equity Index                  103     142      173     213      106      150      187     240      106      150     187     240      107      152      190     250
Evergreen VA Foundation                    110     162      207     281      113      170      220     308      113      170     220     308      113      172      224     318

ProFund VP Europe 30                       120     192      257     378      123      200      269     401      123      200     269     401      124      203      274     414
ProFund VP Asia 30                         121     194      259     383      124      203      273     407      124      203     273     407      124      204      276     418
ProFund VP Japan                           121     194      259     383      124      203      273     407      124      203     273     407      124      204      276     418
ProFund VP Banks                           121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP Basic Materials                 121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP Biotechnology                   121     195      261     387      124      203      274     410      124      203     274     410      125      206      279     422
ProFund VP Consumer Cyclical               121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP Consumer Non-Cyclical           121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years   Years    Year     Years    Years   Years    Year     Years   Years   Years    Year     Years    Years   Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
ProFund VP Energy                          121     195      261     387      124      203      274     410      124      203     274     410      125      206      279     422
ProFund VP Financial                       121     195      261     387      124      203      274     410      124      203     274     410      125      206      279     422
ProFund VP Healthcare                      121     195      261     387      124      203      274     410      124      203     274     410      125      206      279     422
ProFund VP Industrial                      121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP Internet                        121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP Pharmaceuticals                 121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP Precious Metals                 121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP Real Estate                     121     195      261     387      124      203      274     410      124      203     274     410      125      206      279     422
ProFund VP Semiconductor                   121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP Technology                      121     195      261     387      124      203      274     410      124      203     274     410      125      206      279     422
ProFund VP Telecommunications              121     195      261     387      124      203      274     410      124      203     274     410      125      206      279     422
ProFund VP Utilities                       121     195      261     387      124      203      274     410      124      203     274     410      125      206      279     422
ProFund VP Bull                            121     195      261     387      124      203      274     410      124      203     274     410      125      206      279     422
ProFund VP Bear                            120     192      257     378      123      200      269     401      123      200     269     401      124      203      274     414
ProFund VP Bull Plus                       121     194      259     383      124      203      273     407      124      203     273     407      124      204      276     418
ProFund VP OTC                             121     194      259     382      123      201      271     405      123      201     271     405      124      203      274     414
ProFund VP Short OTC                       121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP UltraOTC                        121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP Mid-Cap Value                   121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP Mid-Cap Growth                  121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419
ProFund VP UltraMid-Cap                    121     195      261     386      124      203      274     410      124      203     274     410      124      205      278     421
ProFund VP Small-Cap Value                 121     195      261     386      124      203      274     410      124      203     274     410      124      205      278     421
ProFund VP Small-Cap Growth                121     195      261     386      124      203      274     410      124      203     274     410      124      205      278     421
ProFund VP UltraSmall-Cap                  121     195      261     387      124      203      274     410      124      203     274     410      125      206      279     422
ProFund VP U.S. Government Plus            118     187      248     361      121      195      261     385      121      195     261     385      122      197      264     395
ProFund VP Rising Rates Opportunity        121     195      261     385      124      203      274     410      124      203     274     410      124      204      277     419

First Trust(R)10 Uncommon Values            115     176      230     327      117      184      243     352      117      184     243     352      118      186      247     363

SP Jennison International Growth           118     185      244     354      120      192      257     378      120      192     257     378      121      195      261     389
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Strong International Equity            118     185      245      355     118      187      248     364
AST William Blair International Growth     118     185      244      354     118      187      248     364
AST American Century International         119     189      251      368     120      191      255     378
Growth
AST DeAM International Equity              118     186      246      358     119      188      250     368
AST MFS Global Equity                      120     193      258      380     121      195      262     390
AST PBHG Small-Cap Growth                  118     186      246      357     118      187      248     365
AST DeAM Small-Cap Growth                  118     186      246      357     118      187      248     365
AST Federated Aggressive Growth            120     191      255      375     120      193      258     384
AST Goldman Sachs Small Cap Value          118     186      246      358     119      188      250     368
AST Gabelli Small-Cap Value                117     183      241      348     118      185      245     358
AST DeAM Small-Cap Value                   117     182      239      344     117      184      243     354
AST Goldman Sachs Mid-Cap Growth           119     188      249      364     119      190      253     374
AST Neuberger Berman Mid-Cap Growth        118     185      244      353     118      186      247     363
AST Neuberger Berman Mid-Cap Value         119     188      249      363     119      189      252     373
AST Alger All-Cap Growth                   118     186      247      360     119      188      251     370
AST Gabelli All-Cap Value                  118     186      247      360     119      188      251     370
AST T. Rowe Price Natural Resources        117     184      243      351     118      186      247     362
AST Alliance Growth                        118     185      244      354     118      186      247     363
AST MFS Growth                             117     184      243      351     118      186      247     362
AST Marsico Capital Growth                 117     182      240      347     117      184      243     355
AST Goldman Sachs Concentrated Growth      116     181      238      341     117      183      242     352
AST DeAM Large-Cap Growth                  116     180      237      340     117      182      240     349
AST DeAM Large-Cap Value                   116     180      237      340     117      182      240     349
AST Alliance/Bernstein Growth + Value      120     191      255      375     120      193      258     384
AST Sanford Bernstein Core Value           118     185      245      355     118      187      248     365
AST Cohen & Steers Realty                  118     187      248      361     119      189      252     371
AST Sanford Bernstein Managed Index 500    114     174      226      319     114      175      229     328
AST American Century Income & Growth       116     179      234      335     116      180      237     344
AST Alliance Growth and Income             116     179      234      335     116      180      237     344
AST MFS Growth with Income                 117     184      243      351     118      186      247     362
AST INVESCO Capital Income                 115     178      233      331     116      179      236     341
AST DeAM Global Allocation                 108     157      198      265     109      159      202     273
AST American Century Strategic Balanced    117     183      241      348     118      185      245     358
AST T. Rowe Price Asset Allocation         117     183      242      350     118      185      246     360
AST T. Rowe Price Global Bond              117     183      241      348     118      185      245     358
AST Federated High Yield                   116     179      235      337     116      181      238     345
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Lord Abbett Bond-Debenture             117     183      242      350     118      185      246     360
AST DeAM Bond                              115     178      233      333     116      180      237     342
AST PIMCO Total Return Bond                114     174      227      320     115      176      230     329
AST PIMCO Limited Maturity Bond            114     175      228      323     115      177      232     333
AST Money Market                           112     168      216      299     112      169      219     309

MV Emerging Markets                        123     201      271      405     124      203      275     415

WFVT Equity Value                          116     180      237      340     117      182      241     351
WFVT Equity Income                         116     180      237      340     117      182      241     351

Rydex Nova                                 121     195      261      385     122      197      264     395
Rydex Ursa                                 121     195      261      385     122      197      264     395
Rydex OTC                                  126     208      282      425     126      210      286     436

INVESCO VIF Dynamics                       117     183      241      348     118      185      245     358
INVESCO VIF Technology                     117     183      241      348     117      184      244     357
INVESCO VIF Health Sciences                117     182      240      347     117      184      243     355
INVESCO VIF Financial Services             117     183      241      348     117      184      244     357
INVESCO VIF Telecommunications             117     183      242      350     118      185      245     359

Evergreen VA International Growth          116     181      238      341     117      183      242     352
Evergreen VA Global Leaders                116     180      237      340     117      182      241     351
Evergreen VA Special Equity                117     182      239      344     117      183      242     353
Evergreen VA Omega                         113     172      223      313     114      173      226     321
Evergreen VA Capital Growth                117     182      239      344     117      184      243     354
Evergreen VA Blue Chip                     116     180      236      338     116      181      239     347
Evergreen VA Equity Index                  109     158      200      268     109      160      203     277
Evergreen VA Foundation                    116     179      234      334     116      180      237     343

ProFund VP Europe 30                       126     208      282      425     126      210      286     436
ProFund VP Asia 30                         126     210      285      430     127      212      289     440
ProFund VP Japan                           126     210      285      430     127      212      289     440
ProFund VP Banks                           126     210      286      432     127      212      289     442
ProFund VP Basic Materials                 126     210      286      432     127      212      289     442
ProFund VP Biotechnology                   127     211      287      434     127      213      291     445
ProFund VP Consumer Cyclical               126     210      286      432     127      212      289     442
ProFund VP Consumer Non-Cyclical           126     210      286      432     127      212      289     442
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
ProFund VP Energy                          127     211      287      434     127      213      291     445
ProFund VP Financial                       127     211      287      434     127      213      291     445
ProFund VP Healthcare                      127     211      287      434     127      213      291     445
ProFund VP Industrial                      126     210      286      432     127      212      289     442
ProFund VP Internet                        126     210      286      432     127      212      289     442
ProFund VP Pharmaceuticals                 126     210      286      432     127      212      289     442
ProFund VP Precious Metals                 126     210      286      432     127      212      289     442
ProFund VP Real Estate                     127     211      287      434     127      213      291     445
ProFund VP Semiconductor                   126     210      286      432     127      212      289     442
ProFund VP Technology                      127     211      287      434     127      213      291     445
ProFund VP Telecommunications              127     211      287      434     127      213      291     445
ProFund VP Utilities                       127     211      287      434     127      213      291     445
ProFund VP Bull                            127     211      287      434     127      213      291     445
ProFund VP Bear                            126     208      282      425     126      210      286     436
ProFund VP Bull Plus                       126     210      285      430     127      212      289     440
ProFund VP OTC                             126     209      283      427     126      210      287     438
ProFund VP Short OTC                       126     210      285      430     127      212      289     441
ProFund VP UltraOTC                        126     210      285      430     127      212      289     441
ProFund VP Mid-Cap Value                   126     210      286      432     127      212      289     442
ProFund VP Mid-Cap Growth                  126     210      286      432     127      212      289     442
ProFund VP UltraMid-Cap                    127     211      287      433     127      213      291     445
ProFund VP Small-Cap Value                 127     211      287      433     127      213      291     445
ProFund VP Small-Cap Growth                127     211      287      433     127      213      291     445
ProFund VP UltraSmall-Cap                  127     211      287      434     127      213      291     445
ProFund VP U.S. Government Plus            124     203      274      410     124      204      276     418
ProFund VP Rising Rates Opportunity        126     210      285      430     127      212      289     441

First Trust(R)10 Uncommon Values            120     192      256      377     121      194      260     387

SP Jennison International Growth           123     200      269      401     124      203      274     414
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see "What are
Separate  Accounts" for more detailed  information.)  Each Sub-account  invests  exclusively in one Portfolio.  You should carefully read the prospectus for any Portfolio in which you are interested.  The following chart  classifies each of the Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also  provides a  description  of each
Portfolio's  investment  objective (in italics) and a short,  summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those Portfolios whose name includes the prefix "AST" are Portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-766-4530.

====================================================================================================================================
Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the  Annuity.  Owners of  Annuities  issued on or after March 16, 2001 will not be allowed to  allocate  Account  Value to the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuities issued before March 16, 2001, and/or their authorized  investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the
Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Annuity Owners and/or their  authorized  investment  professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex Sub-accounts at a later date. Bank drafting,  dollar cost averaging,  asset allocation and rebalancing  programs that were effective  before  March 16, 2001 and  included  one or more of the Rydex  Sub-accounts  will be allowed to  continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
====================================================================================================================================

====================================================================================================================================
Effective  close of business June 28, 2002, the AST Goldman Sachs  Small-Cap  Value  portfolio is no longer offered as a Sub-account under the Annuity,  except as noted below.  Annuity  contracts with Account Value allocated to the AST Goldman Sachs Small-Cap Value
Sub-account  on or before  June 28, 2002 may  continue  to allocate  Account  Value and make  transfers  into the AST Goldman  Sachs
Small-Cap  Value  Sub-account,  including any bank drafting,  dollar cost  averaging,  asset  allocation and  rebalancing  programs.
Owners of Annuities  issued after June 28, 2002 will not be allowed to allocate  Account  Value to the AST Goldman  Sachs  Small-Cap
Value Sub-account.

The AST Goldman Sachs Small-Cap Value  Sub-account may be offered to new Owners at some future date;  however,  at the present time,
American Skandia has no intention to do so.
====================================================================================================================================

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
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  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital growth by investing in a diversified  portfolio of international  equity securities the issuers of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
      EQUITY        non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on
                    companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative      Strong Capital
                    valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation,     Management, Inc.
                    management, risk and sentiment.
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  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different
      EQUITY        countries,  excluding the United States.  The Portfolio invests primarily in companies selected
                    for their growth  potential.  Securities are generally  selected  without regard to any defined     William Blair &
                    allocation among countries,  geographic regions or industry sectors, or other similar selection     Company, L.L.C.
                    procedure.
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  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a
      EQUITY        growth  investment  strategy it developed  that looks for  companies  with earnings and revenue
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     American Century
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
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                    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
  INTER-NATIONAL    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index      Deutsche Asset
      EQUITY        within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors     Management, Inc.
                    in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
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                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
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                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the
 SMALL CAP GROWTH   common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market     Pilgrim Baxter &
                    capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in     Associates, Ltd.
                    sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
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 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity      Deutsche Asset
                    securities  which  approximates  the market risk of those  stocks  included in the Russell 2000     Management, Inc.
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
      GROWTH        Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's   Counseling/Federated
                    strategies with respect to security analysis,  market  capitalization and sector allocation are    Global Investment
                    designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly     Management Corp.
                    above those of the S&P 500 Index.
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                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized, based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller,
 SMALL CAP VALUE    less well-known  companies (with market  capitalizations of less than $4 billion at the time of   Goldman Sachs Asset
                    investment).                                                                                           Management
                    Effective  July 31, 2002,  the Portfolio will have a  non-fundamental  policy to invest,  under normal  circumstances,  at  least  80% of the  value  of its  assets  in  small  capitalization companies.  The 80%  investment  requirement  applies  at the time the  Portfolio  invests  its assets.
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 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
                    Effective  July 31, 2002,  the Portfolio will have a  non-fundamental  policy to invest,  under          GAMCO
                    normal  circumstances,  at  least  80% of the  value  of its  assets  in  small  capitalization     Investors, Inc.
                    companies.  Effective  September  30, 2002,  the stated  market  capitalization  range has been increased to $1.5 billion or less.
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 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which      Deutsche Asset
                    approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but     Management, Inc
                    which attempts to outperform the Russell 2000(R)Value Index.
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  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity securities  selected for their growth  potential,  and normally invests at least 80% of its net assets in medium-sized  companies.  For purposes of the Portfolio,  medium-sized  companies are those whose market  capitalizations  (measured at the time of investment) fall within the range
                    of companies  in the  Standard & Poor's  MidCap 400 Index.  The  Sub-advisor  seeks to identify   Goldman Sachs Asset
                    individual  companies with earnings  growth  potential that may not be recognized by the market        Management
                    at large.
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  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions, the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that
                    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered     Neuberger Berman
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of        Management
                    large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing       Incorporated
                    companies that are in new or rapidly evolving industries.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered
                    mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of     Neuberger Berman
                    large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented        Management
                    investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are       Incorporated
                    undervalued and that may rise in price before other investors realize their worth.
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      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies
      GROWTH        of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on        Fred Alger
                    the Sub-advisor's assessment of particular companies and market conditions.                         Management, Inc.
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                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
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                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
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                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
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 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term      Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
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 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor     Marsico Capital
                    then looks for individual  companies with earnings growth  potential that may not be recognized     Management, LLC
                    by the market at large, a "bottom up" stock selection.
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                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes are experiencing  favorable demand for their products and services,  and which operate        Management
                    in a favorable  competitive  and  regulatory  environment.  The  Sub-advisor  seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.
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                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the equity securities of large-sized  companies included in
 LARGE CAP GROWTH   the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to      Deutsche Asset
                    maintain a portfolio of equity  securities  which  approximates the market risk of those stocks     Management, Inc.
                    included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
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                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective by normally  investing at least 80% of its total assets in the equity  securities  of
  LARGE CAP VALUE   large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an      Deutsche Asset
                    investment  strategy designed to maintain a portfolio of equity  securities which  approximates     Management, Inc.
                    the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
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    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35
      BLEND         companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index     Alliance Capital
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
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  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even   Sanford C. Bernstein
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual        & Co., LLC
                    companies with earnings growth potential that may not be recognized by the market at large.
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      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
      (REIT)        securities of real estate companies,  i.e., a company that derives at least 50% of its revenues      Cohen & Steers
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
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                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
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                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
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                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
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                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred
      GROWTH        stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio      Massachusetts
       AND          invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any    Financial Services
      INCOME        size, the Portfolio generally focuses on companies with larger market  capitalizations that the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
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  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its
                    assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to   INVESCO Funds Group,
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular           Inc.
                    dividends.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").
                    The Portfolio seeks to achieve its investment objective by investing in different  combinations
                    of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are      Deutsche Asset
                    allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such     Management, Inc.
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth      T. Rowe Price
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade     Associates, Inc.
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").      T. Rowe Price
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including   International, Inc.
                    derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated
                    fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a   Federated Investment
                    typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or        Counseling
                    greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett & Co.
                    appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                         Management Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective      Wells Capital
                    maturities of not more than 397 days.                                                               Management, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under normal  conditions  by investing at least 65% of its total assets in stocks of companies of any size based in the world's  developing  economies.  Under  normal  conditions,  investments  are maintained  in at least six  countries at all times and no more than 35% of total assets in any
                    single  one of them.  Effective  July 31,  2002,  the  Portfolio  will seek  long-term  capital     Montgomery Asset
                    appreciation  under normal  conditions  by investing at least 80% of its total assets in stocks     Management, LLC
                    of companies of any size based in the world's developing economies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term  capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective by  investing  primarily  in equity  securities  of U.S.
                    companies  with strong  return  potential  based on current  market  valuations.  Under  normal
                    circumstances,  the Portfolio  invests at least 80% of its assets in equity securities with the    Wells Fargo Funds
                    same  characteristics  as common stocks, and in preferred stocks,  warrants,  and securities of     Management, LLC
                    foreign companies through ADRs and similar investments.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large, domestic companies with  above-average  return potential based on current market valuations and
                    above-average  dividend income. Under normal market conditions,  the Portfolio invests at least    Wells Fargo Funds
                    80% of its total assets in income producing  equity  securities and in issues of companies with     Management, LLC
                    market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the
     TACTICAL       Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  Rydex Global Advisers
   ALLOCA-TION      daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500  (f/k/a PADCO Advisors
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any        II, Inc.)
                    decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities
     TACTICAL       included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares  Rydex Global Advisers
   ALLOCA-TION      will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the  (f/k/a PADCO Advisors
                    value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an        II, Inc.)
                    inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other
   STRATEGIC OR     instruments  whose  performance is expected to correspond to that of the Index,  and may engage  Rydex Global Advisers
     TACTICAL       in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
   ALLOCA-TION      shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies  that are leaders in attractive  growth markets with a history of strong
                    returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show   INVESCO Funds Group,
                    accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and           Inc.
                    other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,   INVESCO Funds Group,
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT           Inc.
                    infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies that  develop,  produce or  distribute  products  or  services  related to health  care.  These companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals,
                    biotechnology and healthcare  providers and service companies.  The investment advisor attempts   INVESCO Funds Group,
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care           Inc.
                    companies.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and government-sponsored  agencies) and suppliers to financial services  companies.  The investment
                    advisor seeks  companies which it believes can grow their revenues and earnings in a variety of   INVESCO Funds Group,
                    interest  rate  environments  - although  securities  prices of  financial  services  companies           Inc.
                    generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite
                    communications,  television and movie programming,  broadcasting and Internet access. Normally,   INVESCO Funds Group,
                    the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different           Inc.
                    countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA International Growth: seeks long-term growth of capital and,  secondarily,  modest income.  The Portfolio invests  primarily in equity securities issued by established,  quality,
                    non-U.S.  companies  located in countries with developed  markets,  but may purchase across all market  capitalizations.  The  Portfolio  normally  invests  at  least  65%  of its  assets  in
  INTER-NATIONAL    securities  of companies in at least three  different  countries  (other than the U.S.) and may
      EQUITY        invest in emerging markets and in securities of companies in the formerly  communist  countries   Evergreen Investment
                    of Eastern Europe.  The Portfolio  invests in companies that are both growth  opportunities and   Management Company,
                    value  opportunities.  The Portfolio may invest in debt securities,  including up to 10% of its           LLC
                    assets in below investment grade debt securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
                    U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Evergreen Investment
                    in the best 100 companies,  which are selected by the  investment  advisor based on qualitative   Management Company,
                    and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and           LLC
                    established market presence.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various   Evergreen Investment
                    cash  equivalents.  The Portfolio's  advisor selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market conditions,  business  developments  and  economic  trends.  During  this review  process,  the
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than   Evergreen Investment
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead   Management Company,
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may           LLC
                    also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   Evergreen VA Capital Growth:  seeks to provide long-term capital growth.  The Portfolio invests primarily in common  stocks.  The  Portfolio may also invest in preferred  stocks,  convertible preferred  stocks,  convertible  debentures,  and any other class or type of security which the
                    portfolio manager believes offers the potential for capital growth.  In selecting  investments,   Evergreen Investment
                    the investment adviser attempts to identify  securities it believes will provide capital growth   Management Company,
                    over the  intermediate  or long term due to  changes in the  financial  condition  of  issuers,   LLC/ Pilgrim Baxter
                    changes in financial conditions generally, or other factors.                                     Value Investors, Inc.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   Evergreen VA Blue Chip:  seeks  capital  growth with the  potential  for income.  The Portfolio normally  invests at least 80% of its assets in "blue  chip"  stocks.  Blue chip stocks are the common stocks of  well-established,  large U.S.  companies with a long history of  performance,
                    typically   recognizable   names   representing  a  broad  range  of  industries.   The  market
                    capitalization  of the stocks  selected  will be within the range tracked by the S&P 500 Index,
                    at the time of purchase.  The remaining 20% of the  Portfolio's  assets may be  represented  by   Evergreen Investment
                    cash or invested in various cash  equivalents.  The  Portfolio's  stock selection is based on a   Management Company,
                    diversified  style  of  equity  management  that  allows  it to  invest  in  both  growth-  and           LLC
                    value-oriented securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Equity Index:  seeks investment  results that achieve price and yield  performance similar  to the  Standards  and  Poor's  500  Composite  Price  Index  ("S&P 500  Index").  The
                    Portfolio  invests  substantially all of its total assets in equity securities that represent a   Evergreen Investment
  S&P 500 INDEX     composite of the S&P 500 Index.  The  correlation  between the performance of the Portfolio and   Management Company,
                    the S&P 500  Index is  expected  to be,  before  expenses,  0.98 or  higher.  The S&P 500 is an           LLC
                    unmanaged  index of 500 common stocks chosen to reflect the industries of the U.S.  economy and is often considered a proxy for the stock market in general.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
BALANCED            Evergreen VA  Foundation:  seeks  capital  growth and current  income.  The  Portfolio  invests principally in a combination of common stocks,  securities convertible into or exchangeable for common stocks and fixed income  securities.  Common stocks are selected  based on a combination of financial  strength and estimated  growth  potential.  Fixed income  securities are selected
                    based  on the  investment  adviser's  projections  of  interests  rates,  varying  amounts  and   Evergreen Investment
                    maturities in order to achieve  capital  protection and, when possible,  capital  appreciation.   Management Company,
                    Under normal circumstances,  the Portfolio anticipates that at least 25% of its net assets will           LLC
                    consist of  debt securities and the remainder in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund  Advisors,  is composed of 30 of the companies  located in the Asia/Pacific  region, except  Japan with the  highest  market  capitalization,  whose  securities  are traded on U.S.
      EQUITY        exchanges as  depository  receipts or ordinary  shares.  The  component  stocks of the ProFunds
                    Asia 30 Index are  determined  based on the market  capitalization  of each  company  and their relative weights are determined based on the modified market capitalization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei  225 Stock  Average.  The  Nikkei 225 Stock  Average is a
  INTER-NATIONAL    price-weighted  index of 225 large,  actively  traded Japanese stocks traded on the Tokyo Stock
      EQUITY        Exchange.  Since the Japanese markets are not open when this Portfolio  values its shares,  its   ProFund Advisors LLC
                    success in meeting its  investment  objective is  determined by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones  U.S.  Banks  Sector  Index.  The Index  measures  the performance of the banking  economic  sector of the U.S.  equity market.  This industry  covers the banking industry,  including regional banks and savings and loans, but excluding investment and merchant banks. The Portfolio  primarily  invests in banking  companies,  or in instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Index  measures the  performance  of the basic  materials  economic  sector of the U.S.  equity market.  The Portfolio  primarily invests in basic material  companies,  or in instruments that provide  exposure  to these  companies,  including  companies  involved  in the  production  of aluminum,  chemicals,  commodities,  chemical specialty products, forest products,  non-ferrous mining products, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond  to the daily  performance  of the Dow Jones  U.S.  Biotechnology  Index.  The Index
                    measures the performance of the biotechnology  sector of the U.S. equity market.  The Portfolio
      SECTOR        invests primarily in biotechnology  companies, or in instruments that provide exposure to these   ProFund Advisors LLC
                    companies,   including  companies  engaged  in  genetic  research,  and/or  the  marketing  and development  of  recombinant  DNA  products.  Companies  represented  in  this  sector  include companies that may be newly formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Index measures the  performance of the consumer  cyclical  economic  sector of the U.S.  equity market.  The Portfolio  primarily  invests in consumer  cyclical  companies,  or in instruments that provide exposure to these companies,  including  airlines,  auto  manufacturers,  tire and
      SECTOR        rubber  manufacturers,  auto parts suppliers,  casinos,  toy manufacturers,  restaurant chains,   ProFund Advisors LLC
                    home  construction  companies,  lodging  chains,  broadline  retailers,   specialty  retailers,
                    footwear  and  clothing/fabric   manufacturers,   and  media  companies,  such  as  advertising
                    companies,  entertainment and leisure companies,  consumer electronic  companies,  broadcasters and publishers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses, that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Index measures the performance of the consumer  non-cyclical  economic sector of the
                    U.S. equity market. The Portfolio invests primarily in consumer non-cyclical  companies,  or in
      SECTOR        instruments  that  provide  exposure to these  companies,  including  distillers  and  brewers,   ProFund Advisors LLC
                    producers  of soft  drinks,  consumer  service  companies,  durable and  non-durable  household product manufacturers,  cosmetic companies, food retailers,  other food companies,  tobacco and agricultural companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow Jones U.S.  Energy Sector Index.  The Index  measures the performance of the energy sector of the U.S.  equity market.  The Portfolio  invests  primarily in energy companies, or in instruments that provide exposure to these companies,  including oil equipment and services companies, oil-major, oil-secondary and pipelines.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Financial  Sector Index.  The Index
                    measures the performance of the financial  services  economic sector of the U.S. equity market.
                    The  Portfolio  invests  primarily  in  securities  of  financial  services  companies,  or  in instruments  that  provide  exposure  to  these  companies,  including  regional  banks,  major international  banks,  insurance  companies,  companies that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing  companies,  mortgage  lenders, investment  advisors,  savings and loans,  savings banks,  thrifts,  building  associations and societies,  credit unions, securities broker-dealers,  investment banks, merchant banks, online brokers, publicly traded stock exchanges and specialty finance companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index. The Index
                    measures the  performance of the  healthcare  sector of the U.S.  equity market.  The Portfolio invests  primarily in  securities  of  healthcare  companies,  or in  instruments  that provide exposure to these  companies,  including  health care  providers,  biotechnology  companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Industrial  Sector Index. The Index
                    measures the  performance of the  industrial  sector of the U.S.  equity market.  The Portfolio primarily  invests in industrial  companies,  or in instruments  that provide exposure to these companies,  including aerospace and defense companies, advanced industrial companies, equipment manufacturers,  air freight companies,  building material  manufacturers,  packaging companies,
                    manufacturers  of  electrical   components  and  equipment,   heavy   construction   companies,
                    manufacturers of heavy machinery,  industrial services companies,  industrial companies, marine transportation companies, railroads, shipbuilders and trucking companies.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the  daily  performance  of the Dow Jones  U.S.  Internet  Index.  The  Index  measures  the performance  of  companies  in the U.S.  equity  markets  that  generate  the majority of their revenues  from the  Internet.  The  Portfolio  primarily  invests in internet  companies  or in instruments  that provide  exposure to these  companies,  including  companies  that derive the majority of their revenues from providing goods and/or services  through an open network,  such as a web site or from  providing  access to the  Internet  or  providing  enabling  services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Index measures the performance of the  pharmaceuticals  sector of the U.S.  equity market.  The
                    Portfolio  primarily  invests in  pharmaceutical  companies,  or in  instruments  that  provide exposure to these companies,  including makers of prescription and  over-the-counter  drugs, as well as companies engaged in contract drug research.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold & Silver Index.
                    The Index measures the  performance of the precious  metals  economic sector of the U.S. equity
                    market.  The  Portfolio  primarily  invests  in  gold  and  silver  mining  companies,   or  in
                    instruments that provide exposure to these companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that correspond  to the daily  performance  of the Dow  Jones  U.S.  Real  Estate  Index.  The Index
                    measures the  performance of the real estate  industry  sector of the U.S.  equity market.  The
                    Portfolio invests  primarily in real estate companies,  or in instruments that provide exposure
      SECTOR        to these  companies,  including hotel and resort  companies and real estate  investment  trusts   ProFund Advisors LLC
                    (REITs) that invest in apartments,  office and retail properties.  REITs are passive investment vehicles that invest primarily in income-producing  real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the Dow Jones  U.S.  Semiconductor  Index.  The Index
                    measures the performance of the semiconductor  sector of the U.S. equity market.  The Portfolio primarily  invests  in  companies  engaged  in  the  production  of  semiconductors  and  other integrated  chips, as well as other related  products such as circuit boards and mother boards, or in  instruments  that  provide  exposure to these  companies.  The  Portfolio  may invest in companies that may be newly-formed and that have relatively small market capitalizations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Technology  Sector Index. The Index
                    measures the  performance of the  technology  sector of the U.S.  equity market.  The Portfolio invests  primarily in technology  companies,  or in instruments  that provide exposure to these companies,  including  companies  involved in the  development  and  production  of  technology
                    products,   including   computer   hardware   and   software,   telecommunications   equipment,
                    microcomputer   components,   integrated  computer  circuits  and  office  equipment  utilizing technology.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Index measures the  performance  of the  telecommunications  sector of the U.S.  equity market.
                    The  Portfolio  invests  primarily in  telecommunications  companies,  or in  instruments  that provide  exposure  to  these  companies,  including  fixed  line  communications  and  wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Utilities  Sector Index.  The Index
      SECTOR        measures the  performance  of the utilities  sector of the U.S.  equity  market.  The Portfolio   ProFund Advisors LLC
                    invests  primarily in utility  companies,  or in  instruments  that  provide  exposure to these companies, including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should
     S&P 500        increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the   ProFund Advisors LLC
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R)
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite)  of the daily  performance  of the NASDAQ 100(TM)Index.  If the  Portfolio is  successful  in meeting its  objective,  the net asset value of the Portfolio shares  should  increase in  proportion  to any daily  decrease in the level of the NASDAQ 100(TM)
                    Index.  Conversely,  the net  asset  value  of  shares  of the  Portfolio  should  decrease  in proportion to any daily increase in the level of the NASDAQ 100(TM)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P MidCap 400 Index(R)is a widely used measure of medium capitalized U.S. company stock  performance.  It consists of the common stocks of 400 major corporations selected by Standard & Poor's(R)for their market size, industry group  representation,  and the frequency and ease with which their stocks trade, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value  Index(R)is a  capitalization-weighted  index that  comprises  all of the stocks in the S&P MidCap 400 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
  S&P MIDCAP 400    400/Barra Growth Index(R)is a capitalization-weighted  index that comprises all of the stocks in   ProFund Advisors LLC
                    the S&P MidCap 400 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that correspond  to twice  (200%)  the  daily  performance  of the S&P  MidCap  400  Index(R).  If the
                    Portfolio is successful in meeting its objective,  it should gain  approximately  twice as much
  S&P MIDCAP 400    as the S&P  MidCap 400 Index(R)when the prices of the  securities  in the S&P MidCap 400 Index(R) ProFund Advisors LLC
                    rise on a given day and should lose  approximately  twice as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P SmallCap 600 Index(R)is an unmanaged index comprising 600 domestic stocks, with a market  capitalization valued at under one billion dollars,  chosen for market size, liquidity,  and industry group representation.  The index comprises stocks from the industrial,  utility, financial, and transportation sectors, reflecting the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra Value Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have low price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap 600/Barra Growth Index(R)is a  capitalization-weighted  index that comprises all of the stocks in the S&P SmallCap 600 Index(R)that have high price-to-book ratios.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before   ProFund Advisors LLC
                    fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                    Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that  correspond to 125% of the daily price  movement of the most recently  issued 30-year U.S.
                    Treasury Bond.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,   ProFund Advisors LLC
                    that  correspond  to 125% of the inverse  (opposite)  of the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond.  If the  Portfolio is successful in meeting its objective,  the net asset value of the Portfolio's  shares should decrease in proportion to any daily increase in the price of the 30-year U.S. Treasury Bond on a given day.  Conversely,  the net asset value of shares of the Portfolio  should increase in proportion to any daily decrease in the price of the 30-year U.S. Treasury Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The First Trust(R)10 Uncommon Values Portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers.  Since the assets of the  Portfolio  are invested in a limited  number of issuers,  the net asset value of the Portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  The Portfolio may also be subject to additional market risk due to its policy of investing  based on an investment  strategy and generally not buying or selling  securities in response to market fluctuations.  The  Portfolio's  relative lack of diversity and limited  ongoing  management may subject Owners to greater market risk than other portfolios.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The
                    Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the
      BLEND         greatest  potential for capital  appreciation  during the next year. The stocks included in the   First Trust Advisors
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of           L.P.
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at
 NATIONAL EQUITY    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at        Prudential
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose     Investments LLC/
                    earnings are growing at a faster rate than other companies and that have  above-average  actual   Jennison Associates
                    and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational           LLC
                    characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

The First Trust(R)10 Uncommon Values  portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").  Lehman
Brothers' only  relationship  to First Trust is the licensing of certain  trademarks  and trade names of Lehman  Brothers and of the
"10 Uncommon  Values" which is  determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First
Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed  investment  options of  different  durations  during the  accumulation  period.  These  "Fixed  Allocations"  earn a guaranteed  fixed rate of interest for a specified  period of time,  called the "Guarantee  Period." In most states,  we offer Fixed
Allocations  with Guarantee  Periods from 1 to 10 years.  We may also offer special  purpose Fixed  Allocations for use with certain optional  investment  programs.  We guarantee the fixed rate for the entire Guarantee Period.  However,  if you withdraw or transfer
Account Value before the end of the Guarantee  Period,  we will adjust the value of your  withdrawal or transfer based on a formula, called a "Market Value  Adjustment."  The Market Value  Adjustment  can either be positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  Please refer to the section  entitled  "How does the Market Value  Adjustment
Work?" for a description  of the formula along with examples of how it is  calculated.  You may allocate  Account Value to more than one Fixed Allocation at a time.

Fixed  Allocations  may not be available in all states.  Availability  of Fixed  Allocations  is subject to change and may differ by state and by the annuity product you purchase.  Please call American Skandia at  1-800-766-4530  to determine  availability of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred  Sales Charge:  We do not deduct a sales charge from Purchase  Payments you make to your Annuity.  However,  we may deduct a Contingent  Deferred  Sales Charge or CDSC if you  surrender  your Annuity or when you make a partial  withdrawal.  The
CDSC reimburses us for expenses related to sales and distribution of the Annuity,  including  commissions,  marketing  materials and other  promotional  expenses.  The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable  Annuity Year.  For purposes of  calculating  the CDSC, we consider the year following the date we receive a Purchase
Payment as Year 1. The amount of the CDSC  applicable  to each  Purchase  Payment  decreases  over time,  measured from the date the
Purchase Payment is applied.  The CDSC percentages are shown below.

                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           YEARS               1      2     3     4     5     6     7     8     9+
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

                           CHARGE (%)         8.5    8.5   8.5   8.5   7.5   5.5   3.5   1.5   0.0
                           ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each Purchase  Payment has its own CDSC period.  When you make a  withdrawal,  we assume that the oldest  Purchase  Payment is being withdrawn  first so that the lowest CDSC is deducted  from the amount  withdrawn.  After eight (8) complete  years from the date you make a Purchase Payment,  no CDSC will be assessed if you withdraw or surrender that Purchase Payment.  Under certain  circumstances you can  withdraw a limited  amount of Account  Value  without  paying a CDSC.  This is  referred  to as a "Free  Withdrawal."  Free
Withdrawals  are not treated as a withdrawal of Purchase  Payments for purposes of calculating  the CDSC on a subsequent  withdrawal or  surrender.  Withdrawals  of amounts  greater than the maximum  Free  Withdrawal  amount are treated as a withdrawal  of Purchase
Payments and will be assessed a CDSC.  For purposes of  calculating  the CDSC on a surrender or a partial  withdrawal,  the Purchase
Payments being  withdrawn may be greater than your remaining  Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals  under the Free  Withdrawal  provision or if your Account  Value has declined in value due to negative market performance.

We may  waive  the CDSC  under  certain  medically-related  circumstances  or when  taking a Minimum  Distribution  from an  Annuity purchased  as a  "qualified"  investment.  Free  Withdrawals,  Medically-Related  Surrenders  and  Minimum  Distributions  are  each explained more fully in the section entitled "Access to Your Account Value".

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $30.00
or 2% of your Account Value invested in the variable  investment  options,  whichever is less. This fee will be deducted annually on the  anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year, the fee is deducted at the time of surrender.  We may increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Optional  Benefits:  If you elect to purchase the  Guaranteed  Return Option,  we will deduct an additional  charge on a daily basis from your Account Value  allocated to the  Sub-accounts.  The  additional  charge is included in the daily  calculation  of the Unit
Price for each  Sub-account.  If you elect to purchase one or more optional  death  benefits,  we will deduct the annual charge from your Account Value on the anniversary of your Annuity's Issue Date.  Under certain  circumstances,  we may deduct a pro-rata portion of the annual  charge for any  optional  benefit.  The charge for each  optional  benefit is deducted  in addition to the  Insurance
Charge due to the increased  insurance risk  associated  with the optional  benefits.  Please refer to the section  entitled  "Death
Benefit" for a  description  of the charge for the Optional  Death  Benefit.  Please refer to the section  entitled  "Managing  Your
Account  Value - Do you offer  programs  designed to  guarantee a "return of premium" at a future  date?" for a  description  of the charge for the Guaranteed Return Option.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period
are not  subject  to the  Transfer  Fee and are not  counted  toward  the twenty  free  transfers.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Tax  Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes.  The amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges from each  Purchase  Payment at the time of a withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against the average  daily assets  allocated  to the  Sub-accounts.  The
Insurance  Charge is the  combination  of the Mortality & Expense Risk Charge (1.25%) and the  Administration  Charge  (0.15%).  The
total charge is equal to 1.40% on an annual basis.  The Insurance  Charge is intended to compensate  American  Skandia for providing the insurance  benefits under the Annuity,  including the Annuity's  basic death benefit that provides  guaranteed  benefits to your beneficiaries  even if the market  declines  and the risk that persons we  guarantee  annuity  payments to will live longer than our assumptions.  The charge also covers  administrative costs associated with providing the Annuity benefits,  including preparation of the contract,  confirmation  statements,  annual account statements and annual reports, legal and accounting fees as well as various related  expenses.  Finally,  the charge  covers the risk that our  assumptions  about the mortality  risks and expenses  under this
Annuity are  incorrect and that we have agreed not to increase  these  charges over time despite our actual  costs.  We may increase the portion of the total  Insurance  Charge that is deducted for  administrative  costs;  however,  any increase  will only apply to
Annuities issued after the date of the increase.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in promoting,  distributing,  issuing and  administering  the Annuity and to offset a portion of the costs associated with offering Credits which are funded through  American  Skandia's  general account.  The Insurance Charge is deducted against your
Annuity's  Account  Value,  which  includes  the amount of any  Credits we apply to your  Purchase  Payments  and any  increases  or decreases in your Account Value based on market  fluctuations  of the  Sub-accounts.  Any profit that  American  Skandia may make on the Insurance  Charge may include a profit on the portion of the Account Value that represents  Credits  applied to the Annuity,  as well as profits based on market appreciation of the Sub-account values.

The  Insurance  Charge is not deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More  detailed  information  about fees and  charges  can be found in the  prospectuses  for the  Portfolios.  Please also see
"Service Fees Payable by Underlying Funds".

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining  the interest  rates we credit to Fixed  Allocations.
Any CDSC or Tax Charge applies to amounts that are taken from the variable  investment  options or the Fixed  Allocations.  A Market
Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain states a tax is due if and when you exercise your right to receive  periodic  annuity  payments.  The amount payable will depend on the applicable  jurisdiction  and on the annuity  payment  option you select.  If you select a fixed payment  option,  the amount of each fixed payment will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific charge  deducted  from these  payments;  however,  the amount of each  annuity  payment  reflects  assumptions  about our  insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may  reduce  the  amount of the CDSC or the length of time it  applies,  reduce or  eliminate  the amount of the Annual
Maintenance  Fee or reduce the  portion of the total  Insurance  Charge that is deducted  as an  Administration  Charge.  Generally, these types of changes will be based on a reduction to our sales,  maintenance or  administrative  expenses due to the nature of the individual or group  purchasing  the Annuity.  Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the number of Annuities  purchased by an Owner;  (c) the amount of Purchase  Payments or likelihood of additional
Purchase Payments;  and/or (d) other transactions where sales,  maintenance or administrative  expenses are likely to be reduced. We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge  attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial  Purchase  Payment:  You must make a minimum initial  Purchase  Payment of $1,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial Purchase  Payment provided that,  within the first Annuity Year, you make at least $1,000 in total Purchase Payments.

Where allowed by law,  initial  Purchase  Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional  Purchase Payments,  changing the number of transfers  allowable  under the Annuity or restricting  the  Sub-accounts  that are available.  Other  limitations  and/or restrictions may apply.

Except as noted below,  Purchase  Payments  must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be transmitted to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm.  Additional  Purchase Payments may also be applied to your Annuity under an arrangement  called "bank drafting"
where you  authorize  us to deduct  money  directly  from your bank  account.  We may reject any  payment  if it is  received  in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age  Restrictions:  The Owner must be age 80 or under as of the Issue Date of the  Annuity.  If the  Annuity is owned  jointly,  the oldest of the Owners must be age 80 or under on the Issue  Date.  If the Annuity is owned by an entity,  the  Annuitant  must be age
80 or under as of the Issue Date.  You should  consider your need to access your Account  Value and whether the Annuity's  liquidity features  will satisfy that need. If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  The  availability  of certain  optional  benefits may vary based on the age of the Owner on the
Issue Date of the Annuity.

Additional  Purchase  Payments  may be made at any time before the Annuity  Date as long as the oldest  Owner or  Annuitant  (if the
Annuity is entity owned) is not over age 80.

Special Considerations for Purchasers of Bonus or Credit Products
|X|      This Annuity  features the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities  and does not charge an additional  amount for the XTra CreditSM  feature.  However,  if you make a withdrawal that exceeds the annual free withdrawal amount or choose to surrender your Annuity,  the contingent deferred sales charge (CDSC) on this Annuity is higher and is deducted for a longer period of time as compared to our other variable annuities.  If you expect that you will need to access your Account Value during the CDSC period and the liquidity  provisions are  insufficient  to satisfy that need,  then this Annuity may be more expensive than other variable annuities.

|X|

The XTra  CreditSM  amount is included in your Account  Value.  However,  American  Skandia may take back the original XTra CreditSM amount  applied to your  Purchase  Payment if you die, or elect to withdraw all or a portion of your Account  Value under the medically-related  waiver provision,  within 12 months of having received an XTra CreditSM amount.  In either situation,  the value of the XTra CreditSM amount could be substantially  reduced.  However,  any investment gain on the XTra CreditSM amount will not be taken back.  Additional conditions and restrictions apply.

|X|      We offer other annuities through investment  professionals  associated with other firms, where we apply an XTra CreditSM to your annuity with each purchase  payment you make. The XTra CreditSM amount we apply to purchase  payments on those annuities is  initially  higher than on this Annuity but reduces over time and only  applies  during the first six annuity  years.  The total  asset-based  charges on those annuities are higher during the first 10 years but are lower than this Annuity after the
       10th year.  The CDSC is also higher and is deducted  for a longer  period of time than on this  Annuity;  however the CDSC on those annuities applies from the issue date of the annuity, not separately to each purchase payment.

Owner,  Annuitant and Beneficiary  Designations:  On your  Application,  we will ask you to name the Owner(s),  Annuitant and one or more Beneficiaries for your Annuity.

|X|      Owner:  The  Owner(s)  holds all rights  under the  Annuity.  You may name more than one Owner in which case all  ownership
         -----
       rights are held  jointly.  However,  this  Annuity does not provide a right of  survivorship.  Refer to the Glossary of Terms for a complete description of the term "Owner."
|X|      Annuitant:  The  Annuitant is the person we agree to make annuity  payments to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for
       Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no  beneficiary  is
         -----------
       named the death benefit will be paid to you or your estate.

Your right to make  certain  designations  may be limited if your  Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income,  estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner,  Annuitant and  Beneficiary  designations  by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new  Owner  subsequent  to  the  death  of the  Owner  or  the  first  of  any  joint  Owners  to  die,  except  where  a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative  Beneficiary  designation,  upon the death of either spousal
Owner,  the surviving  spouse may elect to assume  ownership of the Annuity instead of taking the Death Benefit  payment.  The Death
Benefit  that would have been  payable  will be the new  Account  Value of the  Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the  surviving  spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of determining  any future Death Benefit for the beneficiary of the surviving  spouse,  the new Account Value will be considered as the initial Purchase  Payment.  No CDSC will apply to the new Account Value.  However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant, the  surviving  spouse  will  become the  Annuitant.  No Death  Benefit is payable  upon the death of the  Annuitant.  However,  the
Account  Value  of the  Annuity  as of the  date of due  proof of death of the  Annuitant  (and any  required  proof of the  spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?

If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred  to as a  "free-look."  Depending  on the state in which you purchased your Annuity and, in some states,  if you purchased the Annuity as a replacement  for a prior  contract,  the right to cancel period may be ten (10) days,  twenty-one (21) days or longer,  measured from the time that you received your Annuity.  If you return your Annuity during the  applicable  period,  we will refund your current  Account Value plus any tax charge  deducted.  This amount may be higher or lower than your  original  Purchase  Payment.  Where  required by law, we will return your  current  Account
Value or the amount of your  initial  Purchase  Payment,  whichever  is  greater.  The same  rules may apply to an  Annuity  that is purchased as an IRA. In any situation  where we are required to return the greater of your  Purchase  Payment or Account  Value,  we may  allocate  your  Account  Value to the AST Money  Market  Sub-account  during the right to cancel  period  and for a  reasonable additional  amount of time to allow for delivery of your  Annuity.  If you return your  Annuity,  we will not return any  additional amounts we applied to your Annuity based on your Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The  minimum  amount  that we accept as an  additional  Purchase  Payment  is $100  unless you  participate  in  American  Skandia's
Systematic  Investment Plan or a periodic  purchase  payment  program.  We will allocate any additional  Purchase  Payments you make according to your most recent  allocation  instructions,  unless you request new allocations when you submit a new Purchase Payment.
Additional  Purchase  Payments  may be paid at any time before the Annuity  Date as long as the oldest  Owner or  Annuitant  (if the
Annuity is entity owned) is not over age 80.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often called "bank  drafting".  We call our bank drafting  program  "American
Skandia's  Systematic  Investment  Plan."  Purchase  Payments  made  through  bank  drafting  may only be  allocated to the variable investment  options when applied.  Bank  drafting  allows you to invest in your Annuity with a lower initial  Purchase  Payment,  as long as you  authorize  payments  that will equal at least  $1,000  during the first 12 months of your  Annuity.  We may  suspend or cancel bank drafting privileges if sufficient funds are not available from the applicable  financial  institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program, we may agree to accept periodic  Purchase  Payments through a salary  reduction  program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net Purchase
Payment is your initial  Purchase  Payment minus any tax charges that may apply.  On your  application we ask you to provide us with instructions  for  allocating  your Account  Value.  You can allocate  Account Value to one or more variable  investment  options or
Fixed Allocations.

In those  states  where we are  required  to return your  Purchase  Payment if you  exercise  your right to return the  Annuity,  we initially  allocate  all  amounts  that  you  choose  to  allocate  to the  variable  investment  options  to the AST  Money  Market
Sub-account.  At the end of the  right to cancel  period  we will  reallocate  your  Account  Value  according  to your most  recent allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments  according to your initial  instructions, without  temporarily  allocating  to the AST Money Market  Sub-account.  To do this,  we will ask that you execute our form called a
"return  waiver" that authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the
"return  waiver" and then decide to return your Annuity  during the right to cancel  period,  you will receive your current  Account
Value,  minus the  amount of any  Credits,  which may be more or less than your  initial  Purchase  Payment  (see "May I Return  the
Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make  according to your current  allocation instructions.  If any rebalancing or asset  allocation  programs are in effect,  the allocation  should conform with such a program.
We assume that your current  allocation  instructions  are valid for subsequent  Purchase  Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

HOW DO I RECEIVE CREDITS?
We apply a "Credit"  to your  Annuity's  Account  Value each time you make a Purchase  Payment.  The amount of the Credit is payable from our general  account.  The amount of the Credit  depends on the  cumulative  amount of Purchase  Payments you have made to your
Annuity, payable as a percentage of each specific Purchase Payment, according to the tables below:

The Credits shown below are in effect as of October 23, 2000 in those states where approved.

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999.99                                    1.5%
                      Between $10,000 and $4,999,999.99                               4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

The Credits shown below apply to all  Annuities  issued  before  October 23, 2000 and to Annuities  issued after October 23, 2000 in those states where the above table has not been approved.

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999.99                                    1.5%
                      Between $10,000 and $999,999.99                                 3.0%
                      Between $1,000,000 and $4,999,999.99                            4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

Credits Applied to Purchase Payments for Designated Class of Annuity Owner
Where  allowed by state law, on Annuities  owned by a member of the class defined  below,  the table of Credits we apply to Purchase
Payments is deleted.  The Credit applied to all Purchase Payments on such Annuities will be 8.5%.

The  designated  class of Annuity  Owners  includes:  (a) any parent  company,  affiliate  or  subsidiary  of ours;  (b) an officer, director,  employee,  retiree, sales representative,  or in the case of an affiliated  broker-dealer,  registered  representative of such  company;  (c) a  director,  officer or trustee of any  underlying  mutual  fund;  (d) a  director,  officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory,  transfer agency,  custodianship,  auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered  representative  of a broker-dealer  or insurance  agency that has a then current selling  agreement with us and/or with American  Skandia  Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting,  claims, administrative,  computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f),  above;  (h) the parents of any such person  noted in (b) through (g),  above;  (i) the child(ren) or other legal dependent  under the age of 21 of any such person noted in (b) through (h) above;  and (j) the siblings of any such persons noted in (b) through (h) above.

All other  terms and  conditions  of the  Annuity  apply to Owners in the  designated  class,  except  that we will not  provide any
Additional  Amounts for any such contracts (see  "Additional  Amounts in the Fixed  Allocations").  Any Target Value Credits applied under the Performance Advantage benefit are not affected by an Owner's inclusion in the designated class of Annuity Owners.

You must  notify us at the time you apply for an  Annuity  if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether you qualify as a member of the  designated  class.  Failure to inform us that you qualify as a member of the designated class may result in your Annuity receiving fewer Credits than would otherwise be applied to your Annuity.

HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?
Each Credit is allocated to your Account  Value at the time the  Purchase  Payment is applied to your Account  Value.  The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment
Assume you make an initial  Purchase  Payment of $2,500.  We would apply a 1.5% Credit to your  Purchase  Payment and  allocate  the amount of the Credit ($37.50 = $2,500 X .015) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)
Assume that you make an additional  Purchase  Payment of $5,000.  Because your cumulative  Purchase  Payments are less than the next breakpoint  ($10,000),  we would apply a 1.5% Credit to your Purchase Payment and allocate the amount of the Credit ($75.00 = $5,000
X .015) to your Account Value.

Additional Purchase Payment (at higher breakpoint)
Assume that you make an  additional  Purchase  Payment of  $400,000.  Because  your  cumulative  Purchase  Payments are now $407,500
(greater  than the next  breakpoint),  we would apply a 4.0% Credit to your  Purchase  Payment and allocate the amount of the Credit
($16,000 = $400,000 X .04) to your Account Value.

====================================================================================================================================
This Annuity  features the same  Insurance  Charge as many of American  Skandia's  other  variable  annuities and does not charge an additional  amount  for the XTra  CreditSM  feature.  However,  the  amount of any  Credits  applied  to your  Account  Value can be recovered by American Skandia under certain circumstances:
====================================================================================================================================
|X|      any Credits  applied to your Account Value on Purchase  Payments made within the 12 months before the date of death will be recovered.
====================================================================================================================================
====================================================================================================================================
|X|      the amount  available  under the  medically-related  surrender  portion of the  Annuity  will not include the amount of any
     Credits  payable  on  Purchase  Payments  made  within  12 months  of the date the  Annuitant  first  became  eligible  for the medically-related surrender.
====================================================================================================================================
====================================================================================================================================
|X|      if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Credits.
====================================================================================================================================
====================================================================================================================================

====================================================================================================================================
The value of the XTra CreditSM  amount will be  substantially  reduced if American  Skandia  recovers the XTra CreditSM amount under these  circumstances.  However,  any investment  gain on the XTra CreditSM amount will not be taken back. We do not deduct a CDSC in any situation where we recover the XTra CreditSM amount.

Examples of Recovering Credits
The following are  hypothetical  examples of how Credits could be recovered by American  Skandia.  These examples do not cover every potential situation.

Recovery from payment of Death Benefits
1.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date.  Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400.  If the
     Death Benefit  becomes  payable in the 9th month after the Issue Date,  the amount of the Death Benefit would be reduced by the entire amount of the prior Credits ($2,400).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase  Payments  received a 4.0% Credit,  for a total of $2,400. If death occurs in the 16th month  after the Issue  Date,  the amount of the Death  Benefit  would be reduced  but only in the amount of those Credits applied within the previous  12-months.  Since the initial  Purchase  Payment (and the Credits that were applied)
     occurred  more than  12-months  before the date of death,  the Death  Benefit would not be reduced by the amount of the Credits applied to the initial Purchase  Payment.  However,  the $10,000  additional  Purchase Payment was made within 12-months of the date of death.  Therefore,  the  amount of the Death  Benefit  would be reduced  by the  amount of the  Credits  payable on the additional Purchase Payment ($400).
3.       NOTE: If the Death Benefit would  otherwise  have been equal to the Purchase  Payments  minus any  withdrawals  due to poor investment  performance,  we will not reduce the amount of the Death Benefit by the amount of the Credits as shown in Example 2 above.

Recovery from Medically-Related Surrenders
1.       Assume you purchase your Annuity with an initial  Purchase  Payment of $50,000.  You receive a Credit of $2,000  ($50,000 X
     .04).  The  Annuitant  is  diagnosed  as  terminally  ill in the 6th month  after the Issue Date and we grant  your  request to surrender your Annuity under the medically-related  surrender provision.  Assuming the Credits were applied within 12-months of the date of  diagnosis  of the  terminal  illness,  the  amount  that would be payable  under the  medically-related  surrender provision would be reduced by the entire amount of the Credits ($2,000).
2.       Assume you purchase your Annuity with an initial  Purchase Payment of $50,000.  You make an additional  Purchase of $10,000 in the 6th month after the Issue  Date.  Both of the  Purchase  Payments  received a 4.0%  Credit,  for a total of $2,400.  The
     Annuitant  is diagnosed as  terminally  ill in the 16th month after the Issue Date and we grant your request to surrender  your
     Annuity  under the  medically-related  surrender  provision.  Since the initial  Purchase  Payment  (and the Credits  that were applied)  occurred  more than  12-months  before the  diagnosis,  the amount that would be payable  upon the  medically-related surrender  provision would not be reduced by the amount of the Credits applied to the initial Purchase  Payment.  However,  the
     $10,000  additional  Purchase Payment was made within 12-months of the date of diagnosis.  Therefore,  the amount that would be payable  under the  medically-related  surrender  provision  would be  reduced  by the  amount of the  Credits  payable  on the additional Purchase Payment ($400).

Credits applied to estimated Purchase Payments
Under certain  circumstances,  we may determine the amount of Credits payable on two or more separate Purchase Payments based on the
Credit  percentage  that  would  have  applied  had all such  Purchase  Payments  been  made at the same  time.  To make use of this procedure,  often  referred  to as a "letter of  intent",  you must  provide  evidence of your  intention  to submit the  cumulative additional  Purchase  Payments  within a 13-month  period.  A letter of intent  must be provided to us prior to the Issue Date to be effective.  Acceptance  of a letter of  intent is at our sole  discretion  and may be  subject  to  restrictions  as to the  minimum initial Purchase Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit two or more  Purchase  Payments  within a 13-month  period may result in your Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive  Credits on Purchase  Payments at a higher  Credit  percentage  than would have applied
BUT do not submit the required  Purchase  Payments during the 13-month  period as required by your letter of intent,  we may recover the "excess"  Credits.  "Excess"  Credits are Credits in excess of the Credits  that would have been  payable  without the letter of intent.  If we determine  that you have received  "excess"  Credits,  any such amounts will be taken  pro-rata  from the  investment options based on your Account  Values as of the date we act to recover the excess.  If the amount of the recovery  exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits
|X|      We do not consider Credits to be "investment in the contract" for income tax purposes.
|X|      You may not withdraw the amount of any Credits under the Free  Withdrawal  provision.  The Free  Withdrawal  provision only applies to withdrawals of Purchase Payments.
|X|      These Credits are separate and distinct from the Target Value Credits  discussed  below in the section  entitled  "American
     Skandia's Performance Advantage."

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the  number of  Sub-accounts  you can  invest in at any one time to twenty  (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you  allocate  Account
Value to at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We may  impose  specific  restrictions  on  financial  transactions  for  certain  Portfolios  based on the  Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer involving the Rydex or ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable  securities exchange (generally,  3:00 p.m. Eastern time)
to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions  involving a Rydex or ProFunds VP
Sub-account  will be  extended  to1/2hour prior to any  announced  closing  (generally,  3:30 p.m.  Eastern  time) for  transactions submitted electronically through American Skandia's Internet website (www.americanskandia.com).

Currently,  we charge $10.00 for each transfer after the twentieth (20th) in each Annuity Year,  including transfers made as part of any rebalancing,  market timing,  asset allocation or similar program which you have authorized.  Transfers made as part of a dollar cost  averaging  program do not count toward the twenty free  transfer  limit.  Renewals or transfers of Account  Value from a Fixed
Allocation at the end of its Guarantee  Period are not subject to the transfer  charge.  We may reduce the number of free  transfers allowable  each  Annuity Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of  electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests  transmitted  electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers  in any Annuity  Year for all  existing  or new Owners.  We also  reserve the right to limit the number of  transfers in any Annuity  Year or to refuse any  transfer  request for an Owner or certain  Owners if:
(a) we believe that excessive  trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption  of shares must be  restricted  because of  excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above, the most likely scenario where either of the above could occur would be if the aggregate  amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide  notice if the  transfer  request was denied.  If a transfer  request is denied,  a new  transfer  request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to  transfer  earnings only,  principal  plus  earnings  or a flat  dollar  amount.  Dollar  Cost  Averaging  allows you to invest  regularly  each  month, regardless  of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to purchase more units when the market  price is low and fewer  units  when the market  price is high.  This may  result in a lower  average  cost of units over time.  However,  there is no guarantee that Dollar Cost  Averaging will result in a profit or protect  against a loss in a declining market.  We do not deduct a charge for participating in a Dollar Cost Averaging program.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal  plus  earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar Cost Averaging  program is established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a declining  balance due to the  transfers of Account  Value to the  Sub-accounts  during the Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation  period,  we offer automatic  rebalancing  among the variable  investment  options you choose.  You can choose to have your Account  Value  rebalanced  quarterly,  semi-annually,  or annually.  On the  appropriate  date,  your  variable investment  options are  rebalanced  to the  allocation  percentages  you request.  For example,  over time the  performance  of the variable  investment  options will differ,  causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate amount from the "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your allocations to the percentages  you request.  If you request a transfer  from or into any variable  investment  option  participating  in the automatic rebalancing  program,  we will assume that you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum  Account Value of at least $10,000 to enroll in automatic  rebalancing.  All  rebalancing  transfers made on the same day as part of an automatic  rebalancing  program are considered as one transfer when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an automatic rebalancing program.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes. We offer two different  programs for investors who wish to invest in the variable  investment  options but also wish to protect their  principal,  at least as of a specific date in the future.  You may not want to use either of these  programs if you expect to begin taking annuity payments before the program would be completed.

Balanced Investment Program
We offer a balanced  investment  program where a portion of your Account Value is allocated to a Fixed  Allocation and the remaining
Account  Value is  allocated  to the  variable  investment  options  that you  select.  When you enroll in the  Balanced  Investment
Program,  you choose the duration that you wish the program to last.  This  determines the duration of the Guarantee  Period for the
Fixed  Allocation.  Based on the fixed rate for the  Guarantee  Period  chosen,  we calculate the portion of your Account Value that must be allocated to the Fixed  Allocation to grow to a specific  "principal  amount" (such as your initial  Purchase  Payment).  We determine  the amount based on the rates then in effect for the Guarantee  Period you choose.  If you continue the program until the end of the Guarantee  Period and make no withdrawals or transfers,  at the end of the Guarantee  Period,  the Fixed  Allocation will have grown to equal the  "principal  amount".  Withdrawals or transfers  from the Fixed  Allocation  before the end of the Guarantee
Period will  terminate the program and may be subject to a Market Value  Adjustment.  You can transfer the Account Value that is not allocated to the Fixed  Allocation  between any of the Sub-accounts  available under the Annuity.  Account Value you allocate to the variable  investment options is subject to market  fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program.

         Example
         Assume  you invest  $100,000.  You  choose a 10-year  program  and  allocate  a portion  of your  Account  Value to a Fixed
         Allocation  with a 10-year  Guarantee  Period.  The rate for the  10-year  Guarantee  Period is 5.33%*.  Based on the fixed interest rate for the Guarantee  Period chosen,  the factor is 0.594948 for determining how much of your Account Value will be  allocated  to the Fixed  Allocation.  That  means  that  $59,495  will be  allocated  to the Fixed  Allocation  and the remaining  Account Value  ($41,505)  will be allocated to the variable  investment  options.  Assuming that you do not make any  withdrawals  from the Fixed  Allocation,  it will grow to $100,000 at the end of the  Guarantee  Period.  Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

*        The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

Guaranteed Return Option (GRO)SM
We also offer a seven-year  program  where we monitor your Account Value daily and  systematically  transfer  amounts  between Fixed
Allocations and the variable  investment  options you choose.  American Skandia guarantees that at the end of the seventh (7th) year from  commencement  of the program (or any program  restart date),  you will receive no less than your Account Value on the date you elected to participate in the program,  including any Credits we applied to your Purchase Payments  ("commencement  value").  On the program maturity date, if your Account Value is below the  commencement  value,  American  Skandia will apply additional  amounts to your  Annuity  so that it is equal to  commencement  value or your  Account  Value on the  date you  elect to  restart  the  program duration.  Any  amounts  added to your  Annuity  will be applied to the AST Money  Market  Sub-account,  unless you  provide us with alternative  instructions.  We will notify you of any amounts  added to your Annuity under the program.  We do not consider  amounts added to your Annuity to be "investment in the contract" for income tax purposes.

Account Value is only  transferred  to and  maintained in Fixed  Allocations  to the extent we, in our sole  discretion,  deem it is
                 ----
necessary to support our  guarantee  under the program.  This differs  from the Balanced  Investment  Program  where a set amount is allocated to a Fixed Allocation  regardless of the performance of the underlying  Sub-accounts.  With the Guaranteed  Return Option, your  Annuity  is able to  participate  in the  upside  potential  of the  Sub-accounts  while  only  transferring  amounts to Fixed
Allocations  to  protect  against  significant  market  downturns.   NOTE:  If  a  significant  amount  of  your  Account  Value  is systematically  transferred to Fixed  Allocations  during prolonged  market declines,  less of your Account Value may be immediately available to participate in the upside potential of the Sub-accounts if there is a subsequent market recovery.

Each business day we monitor the  performance of your Account Value to determine  whether it is greater than,  equal to or below our
"reallocation  trigger",  described  below.  Based on the  performance  of the  Sub-accounts  in which you choose to  allocate  your
Account  Value  relative  to the  reallocation  trigger,  we may  transfer  some or all of  your  Account  Value  to or from a Fixed
Allocation.  You have  complete  discretion  over the  allocation  of your  Account  Value that  remains  allocated  in the variable investment options.  However, we reserve the right to restrict certain Portfolios if you participate in the program.

|X|      Account  Value  greater than or equal to  reallocation  trigger:  Your Account  Value in the  variable  investment  options remains allocated  according to your most recent  instructions.  If a portion of Account Value was previously  allocated to a Fixed  Allocation,  those  amounts  may be  transferred  from the  Fixed  Allocation  and  re-allocated  to the  variable investment options pro-rata according to your current allocations.  A Market Value Adjustment will apply.

|X|      Account  Value  below  reallocation  trigger:  A portion  of your  Account  Value in the  variable  investment  options  is transferred to a new Fixed  Allocation.  These amounts are  transferred  on a pro-rata  basis from the variable  investment options.  The new Fixed  Allocation will have a Guarantee Period equal to the remaining  duration in the Guaranteed  Return
         Option.  The Account Value  applied to the new Fixed  Allocation  will be credited with the fixed  interest rate then being applied to a new Fixed  Allocation  of the next  higher  yearly  duration.  The Account  Value will remain  invested in the
         Fixed Allocation  until the maturity date of the program unless,  at an earlier date, your Account Value is at or above the reallocation  trigger and amounts can be  transferred  to the  variable  investment  options  (as  described  above)  while maintaining the guarantee protection under the program.

American  Skandia uses an allocation  mechanism  based on  assumptions  of expected and maximum  market  volatility to determine the reallocation  trigger.  The allocation  mechanism is used to determine the allocation of Account Value between Fixed Allocations and the Sub-accounts you choose.  American  Skandia reserves the right to change the allocation  mechanism and the reallocation  trigger at its discretion,  subject to regulatory  approval where required.  Any change to the allocation  mechanism and/or the reallocation trigger will only apply to programs that begin after the change is effective.

Program Termination
The Guaranteed  Return Option will  terminate on its maturity  date. You can elect to participate in a new Guaranteed  Return Option or re-allocate  your Account Value at that time.  Upon  termination,  any Account Value allocated to the Fixed  Allocations  will be transferred to the AST Money Market Sub-account, unless you provide us with alternative instructions.

Special Considerations under the Guaranteed Return Option
This program is subject to certain rules and restrictions, including, but not limited to the following:
|X|      You may  terminate  the  Guaranteed  Return  Option at any time.  American  Skandia  does not provide any  guarantees  upon termination of the program.
|X|      Withdrawals  from your  Annuity  while the  program is in effect  will reduce the  guaranteed  amount  under the program in proportion  to your Account Value at the time of the  withdrawal.  Withdrawals  will be subject to all other  provisions of the
     Annuity, including any Contingent Deferred Sales Charge or Market Value Adjustment that would apply.
|X|      Additional  Purchase  Payments  applied  to the  Annuity  while the  program  is in effect  will only  increase  the amount guaranteed; however, all or a portion of any additional Purchase Payments may be allocated to the Fixed Allocations.
|X|      Annuity Owners cannot transfer Account Value to or from a Fixed  Allocation  while  participating in the program and cannot participate  in any dollar cost  averaging  program  that  transfers  Account  Value from a Fixed  Allocation  to the  variable investment options.
|X|      Transfers from Fixed  Allocations will be subject to the Market Value Adjustment  formula under the Annuity;  however,  the
     0.10%  "cushion"  feature of the  formula  will not apply.  A Market  Value  Adjustment  may be either  positive  or  negative.
     Transfer amounts will be taken from the most recently applied Fixed Allocation.
|X|      Transfers from the Sub-accounts to Fixed Allocations or from Fixed  Allocations to the Sub-accounts  under the program will not count toward the maximum number of free transfers allowable under the Annuity.
|X|      The  Guaranteed  Return  Option  will  terminate:  (a) upon the death of the  Owner or the  Annuitant  (in an entity  owned contract); and (b) as of the date Account Value is applied to begin annuity payments.
|X|      You can elect to restart the seven (7) year  program  duration on any  anniversary  of the Issue Date of the  Annuity.  The
     Account  Value on the date the restart is  effective  will become the new  commencement  value.  You can only elect the program once per Annuity Year.

Charges under the Program
We deduct a charge equal to 0.25% per year to  participate  in the  Guaranteed  Return  Option.  The annual charge is deducted daily against your Account Value  allocated to the  Sub-accounts.  Account Value allocated to Fixed  Allocations  under the program is not subject to the charge.  The charge is deducted to  compensate  American  Skandia for:  (a) the risk that your  Account  Value on the maturity date of the program is less than the amount guaranteed; and (b) administration of the program.

--------------------------------------------------------------------------------------------------------------------------------
     Effective  November 18, 2002,  American  Skandia  changed the manner in which the annual charge for the  Guaranteed  Return
     Option is deducted  to the method  described  above.  The annual  charge for the  Guaranteed  Return  Option for Owners who elected the  benefit  between  May 1, 2001 and  November  15, 2002 is  deducted  annually,  in  arrears,  according  to the prospectus  in effect as of the date the program  was  elected.  Owners who  terminate  and then  re-elect  the  Guaranteed
     Return Option or elect to restart the  Guaranteed  Return Option at any time after November 18, 2002 will be subject to the charge method described above.
--------------------------------------------------------------------------------------------------------------------------------

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes. You may  authorize  your  investment  professional  to direct the  allocation  of your Account  Value and to request  financial transactions  between  investment  options while you are living,  subject to our rules.  You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such  person's  authority has been revoked.  We may also  suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Account Value under any  circumstance.  Any investment  professionals  you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any  recommendations  such investment  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals or investment  advisors,  who are authorized by multiple contract owners to make financial transactions,  to enter into an administrative  agreement with American Skandia as a condition of our accepting transactions on your behalf. The  administrative  agreement may impose  limitations on the investment  professional's or investment  advisor's ability to request financial  transactions on your behalf.  These limitations are intended to minimize the detrimental  impact of an investment professional  who is in a position to transfer  large  amounts of money for multiple  clients in a  particular  Portfolio or type of
portfolio  or  to  comply  with  specific   restrictions  or  limitations  imposed  by  a  Portfolio(s)  on  American  Skandia.  The administrative agreement may limit the available investment options,  require advance notice of large transactions,  or impose other trading limitations on your investment  professional.  Your investment  professional will be informed of all such restrictions on an ongoing  basis.  We may also require that your  investment  professional  transmit all financial  transactions  using the electronic trading  functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations that we may impose on your investment  professional  or  investment  advisor  under  the  terms of the  administrative  agreement  do not  apply  to  financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?

We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee  Period."  Fixed
Allocations  currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed  Allocations of different  durations available in the future,  including Fixed Allocations offered exclusively for use with certain optional investment  programs.  Fixed
Allocations  may not be  available  in all states and may not always be  available  for all  Guarantee  Periods  depending on market factors and other considerations.

The interest rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change during the  Guarantee  Period.  The rates are an  effective  annual rate of  interest.  We  determine  the  interest  rates for the various
Guarantee  Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the interest  rate in effect and the date your Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time. Any change in interest rate does not affect Fixed  Allocations  that were in effect  before the date of the change.  To inquire as to the current rates for
Fixed Allocations, please call 1-800-766-4530.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent permitted by law, we may establish  different  interest rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment  programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or a balanced investment  program (see "Do you offer programs  designed to guarantee a "Return of Premium" at a future date?").  The interest rate credited to Fixed  Allocations  offered to this class of  purchasers  may be different  than those offered to other  purchasers  who choose the same Guarantee  Period but who do not  participate  in an optional  investment  program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United States  government and its agencies and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements, asset-backed  obligations  and municipal  bonds. In determining  rates we also consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make, commissions,  administrative and investment  expenses,  our insurance risks in relation to the Fixed  Allocations,  general economic trends and competition.  Some of these  considerations  are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we credit  for a Fixed  Allocation  is  subject  to a  minimum.  Please  refer to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a Fixed Allocation  before the end of its Guarantee  Period, we will adjust the value of your investment based on a formula,  called a "Market Value  Adjustment" or "MVA".  The Market Value Adjustment  formula compares the interest  rates  credited for Fixed  Allocations  at the time you  invested,  to interest  rates being  credited when you make a transfer or withdrawal.  The amount of any Market Value  Adjustment can be either positive or negative,  depending on the rates that are currently  being  credited on Fixed  Allocations.  In certain  states the amount of any Market Value  Adjustment  may be limited under state law or  regulation.  If your  Annuity is governed by the laws of that state,  any Market Value  Adjustment  that applies will be subject to our rules for complying with such law or regulation.

MVA Formula
The MVA formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed  Allocation  on a
particular date.  The formula is as follows:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the fixed  interest rate we guaranteed to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of  annuities at the time of the  withdrawal  for a new Fixed  Allocation  with a Guarantee  Period  equal to the  remaining  number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal  does not occur on the yearly or monthly  anniversary  of the beginning of the Fixed  Allocation,  the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after exactly three (3)
         years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 3.5% (J = 3.5%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 6.0% (J = 6.0%).  Based on these assumptions, the MVA would be calculated as follows:

                                 MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date, you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or  different  length or you may  transfer all or part of that
Fixed Allocation's  Account Value to another Fixed Allocation or to one or more  Sub-accounts.  We will notify you before the end of the  Guarantee  Period  about the fixed  interest  rates that we are  currently  crediting to all Fixed  Allocations  that are being offered.  The rates  being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not  specify  how you want a Fixed  Allocation  to be  allocated  on its  Maturity  Date,  it will be renewed  for a Fixed
Allocation of the same duration if then available.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

Do you provide any guarantees on my investment?
The Annuity  provides  variable  investment  options and fixed  investment  options.  Only the fixed  investment  options  provide a guaranteed  return on your  investment,  subject to certain terms and  conditions.  However,  your Annuity  includes a feature at no additional  cost that  provides  certain  benefits if your  Account  Value has not reached or exceeded a "target  value" on its 10th anniversary.  If, on the 10th  anniversary  of your  Annuity's  Issue Date,  your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X|      You may continue your Annuity  without  electing to receive  Annuity  payments and receive an annual credit to your Account
                                                                                                       ------
     Value  payable  until you begin  receiving  Annuity  payments.  The credit is equal to 0.25% of the  average of your  Annuity's
     Account Value for the preceding four complete  calendar  quarters.  This credit is applied to your investment  options pro-rata based on the allocation of your then current Account Value.

                                                                 OR

|X|      You may begin receiving  Annuity  payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account  Value on the 10th  anniversary  of its Issue Date minus the sum of all Purchase  Payments  allocated in the prior five years.  The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th  anniversary  of your  Annuity's  Issue Date, we will inform you if your Account Value did not meet or exceed the
Target  Value.  We will assume that you have elected to receive the annual  credit to your Account  Value  unless,  not less than 30 days  prior to the next  anniversary  of the  Annuity,  we receive at our home  office  your  election  to begin  receiving  Annuity payments.

Certain  provisions of this benefit and of the Target Value Credits  described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target Value is a tool used to determine  whether you are eligible to elect either of the benefits  described  above. The Target
Value does not impact the Account Value  available if you surrender  your Annuity or make a partial  withdrawal  and does not impact the Death  Benefit  available to your  Beneficiary(ies).  The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial  investment to double in value,  adjusted for any withdrawals  and/or additional  Purchase Payments you make during the 10 year period.  We calculate the "Target Value" as follows:

1.       Accumulate  the initial  Purchase  Payment at an annual  interest rate of 7.2% until the 10th  anniversary of the Annuity's
     Issue Date; plus
                 ----
2.       Accumulate  any  additional  Purchase  Payments at an annual  interest  rate of 7.2% from the date  applied  until the 10th anniversary of the Annuity's Issue Date; minus
                                              -----
3.       Each  "proportional  reduction"  resulting from any  withdrawal,  accumulating  at an annual interest rate of 7.2% from the date the  withdrawal is processed  until the 10th  anniversary  of the Annuity's  Issue Date. We determine  each  "proportional reduction"  by  determining  the  percentage  of your Account  Value then  withdrawn and reducing the Target Value by that same percentage.  We include  any  withdrawals  under  your  Annuity  in this  calculation,  as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1.       Assume you make an initial  Purchase  Payment of $10,000 and make no further  Purchase  Payments.  The Target  Value on the
     10th  anniversary of your Annuity's  Issue Date would be $20,042,  assuming no withdrawals  are made.  This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2.       Assume you make an initial  Purchase Payment of $10,000 and make no further  Purchase  Payments.  Assume at the end of Year
     6, your  Account  Value has  increased  to $15,000 and you make a  withdrawal  of 10% or $1,500.  The Target  Value on the 10th anniversary  would be $18,722.  This is equal to $10,000  accumulating at an annual rate of 7.2% for the 10-year period,  minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by  "restarting"  the 10-year period on any  anniversary of the Issue Date.
If you elect to restart the  calculation  period,  we will treat your Account  Value on the restart date as if it was your  Purchase
Payment  when  determining  if your  Annuity's  Account  Value meets or exceeds the Target  Value on the  appropriate  tenth  (10th)
anniversary.  You may elect to restart the calculation more than once, in which case, the 10-year  calculation  period will begin on the date of the last restart  date. We must receive your  election to restart the  calculation  at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are additional  amounts that we apply to your Account Value to increase the likelihood  that your Account Value will meet or exceed the Target Value.  We add Target Value  Credits to your Account Value at the time a Purchase  Payment is applied to your Annuity.  Only those Purchase  Payments made before the first  anniversary of the Issue Date of your Annuity are eligible to receive Target Value Credits.  Target Value Credits are separate and distinct from other Credits we apply to all Purchase Payments.

The amount of the Target Value Credit is equal to 1.0% of each qualifying  Purchase  Payment.  Target Value Credits are only payable on  qualifying  Purchase  Payments  if the  Owner(s) of the Annuity  is(are)  less than age 81 on its Issue Date.  If the Annuity is owned by an entity,  the age  restriction  applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general  account and is allocated  to the  investment  options in the same ratio that the  qualifying  Purchase  Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange,  replacement  or transfer,  in whole or in part, of an Annuity we issued that has the same or a similar benefit.

 ====================================================================================================================================
 The amount of any Target Value Credits are not immediately  vested and can be recovered by American Skandia under the circumstances and for the time periods  shown below.  If American  Skandia  exercises its right to recover the amount of any Target Value Credit, any investment gain on the Target Value Credit will not be taken back.
 1.       If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
 2.       If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
 3.       If a  person  on  whose  life we pay the  Death  Benefit  dies,  or if a  "contingency  event"  occurs  which  triggers  a medically-related surrender:
 |X|      within 12 months after the date a Target Value Credit was allocated to your Account Value; or
 |X|      within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.
 Following completion of the above time periods, the amount of any Target Value Credits are vested in the Owner.
 ====================================================================================================================================

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation  period you can access your Account Value through Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax  purposes,  Minimum  Distributions.  You can also  surrender  your Annuity at any time.  We may deduct a portion of the Account Value being  withdrawn or surrendered  as a CDSC. If you surrender your Annuity,  in addition to any CDSC, we may deduct the Annual  Maintenance  Fee,  any Tax Charge that  applies  and the charge for any  optional  benefits.  We may also apply a Market
Value  Adjustment  to any Fixed  Allocations.  Certain  amounts may be  available to you each Annuity Year that are not subject to a
CDSC.  These are called "Free  Withdrawals."  In addition,  under certain  circumstances,  we may waive the CDSC for surrenders made for  qualified  medical  reasons  or for  withdrawals  made to  satisfy  Minimum  Distribution  requirements.  Unless  you notify us differently,  withdrawals  are taken  pro-rata  based on the Account  Value in the  investment  options at the time we receive  your withdrawal request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally  subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the  payment.  The Code and  regulations  have  "exclusionary  rules" that we use to  determine  what portion of each annuity  payment  should be  treated as a return of any tax basis you have in the  Annuity.  Once the tax basis in the  Annuity  has been distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

|X|      To meet  liquidity  needs,  you can withdraw a limited  amount from your Annuity during each of Annuity Years 1-8 without a
         CDSC  being  applied.  We call this the "Free  Withdrawal"  amount.  The Free  Withdrawal  amount is not  available  if you choose to surrender your Annuity.  Amounts  withdrawn as a Free  Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of the Annuity.  The minimum Free Withdrawal you may request is $100.

|X|      You can also make  withdrawals in excess of the Free Withdrawal  amount.  We call this a "Partial  Withdrawal."  The amount that you may withdraw  will depend on the Annuity's  Surrender  Value.  The Surrender  Value is equal to your Account Value minus any CDSC,  the Annual  Maintenance  Fee,  the Tax Charge,  any charges for  optional  benefits  and any Market  Value
         Adjustment  that may apply to any Fixed  Allocations.  After any Partial  Withdrawal,  your  Annuity  must have a Surrender
         Value of at least $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully  surrender  your Annuity.
         The minimum Partial Withdrawal you may request is $100.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts  qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawals or Systematic  Withdrawals
of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

You may request a withdrawal  for an exact dollar amount after  deduction of any CDSC that applies  (called a "net  withdrawal")  or request a gross  withdrawal  from which we will deduct any CDSC that applies,  resulting in less money being payable to you than the amount you  requested.  If you request a net  withdrawal,  the amount  deducted  from your Account Value to pay the CDSC may also be subject to a CDSC.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms  necessary  to make a withdrawal  from your  Annuity,  call  1-800-766-4530  or visit our  Internet  Website at
www.americanskandia.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|      the "Growth" in the Annuity; or
|X|      10% of Purchase  Payments  that, as of the date of the  withdrawal,  have been invested for less than the CDSC period (with your Annuity, eight (8) years).  The 10% amount is not cumulative.

"Growth"  equals the current  Account  Value less all Purchase  Payments  that have been  invested for less than the CDSC period and have not been  previously  withdrawn.  "Growth"  does not include any  additional  amounts we applied to your Annuity  based on your
Purchase Payments (see "How Do I Receive Credits" and "What Are Target Value Credits").

NOTE:  Free  withdrawals  do not reduce the amount of any CDSC that would apply upon a partial  withdrawal or subsequent  surrender.
The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount  available as a Free  Withdrawal if your Annuity is used in connection with certain plans that receive  special  tax  treatment  under  the  Code.  As of the date of this  Prospectus,  the  Free  Withdrawal  privilege  has been eliminated for Annuities purchased as funding vehicles for retirement plans under Section 401 or 403(b) of the Code.

Examples
Assume you make an initial  Purchase  Payment of $10,000 and make no additional  Purchase  Payments.  Assume that in Annuity Year 2, due to positive investment  performance,  your Account Value is $12,500.  The maximum Free Withdrawal amount would be the greater of
Growth (Account Value minus Purchase  Payments = $2,500) or 10% of Purchase Payments  ($1,000).  Your maximum Free Withdrawal amount would therefore be $2,500.

Further  assume that in your third Annuity  Year,  you choose to surrender  your Annuity.  Assume that after taking your $2,500 Free
Withdrawal in Year 2, your Account Value has increased to $11,000 due to positive investment  performance.  Upon surrender,  we will deduct a CDSC of 8.5% based on the number of years that your Purchase  Payment has been  invested  times the amount of your Purchase
Payment  that has not been  previously  withdrawn  (8.5% of $10,000 = $850).  The amount of the  previous  Free  Withdrawal  was not subject to a CDSC when  withdrawn.  Therefore,  upon surrender,  the amount of the entire  Purchase  Payment is subject to the CDSC.
You would receive $10,150 minus the Annual Maintenance Fee and any Target Value Credits.

These  examples do not reflect  the effect of any  Credits or Target  Value  Credits.  These  amounts  are not  available  as a free withdrawal.

When we determine if a CDSC applies to Partial  Withdrawals  and  Systematic  Withdrawals,  we will first  determine  what,  if any, amounts qualify as a Free  Withdrawal.  Those amounts are not subject to the CDSC.  Partial  Withdrawal or Systematic  Withdrawal of
amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed  against a Partial  Withdrawal  during the accumulation  period.  Whether a CDSC applies and the amount to be charged  depends on whether the Partial  Withdrawal  exceeds  any Free  Withdrawal  amount and, if so, the number of years that have elapsed since the Purchase Payment being withdrawn has been invested in the Annuity.

1.   If you request a Partial  Withdrawal we determine if the amount you requested is available as a Free  Withdrawal (in which case it would not be subject to a CDSC);
2.   If the amount requested exceeds the available Free Withdrawal amount:
|X|      First,  we withdraw the amount from  Purchase  Payments  that have been  invested  for longer than the CDSC period,  if any
     (with your Annuity, eight (8) years);
|X|      Second,  we withdraw the  remaining  amount from the Purchase  Payments  that are still  subject to a CDSC. We withdraw the
         "oldest" of your Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn.

     Any CDSC will only apply to the amount withdrawn that exceeds the Free Withdrawal amount.

     For purposes of calculating the CDSC on a partial  withdrawal,  the Purchase  Payments being withdrawn may be greater than your remaining  Account  Value or the  amount of your  withdrawal  request.  This is most  likely  to occur if you have  made  prior withdrawals  under the Free  Withdrawal  provision  or if your  Account  Value has  declined  in value due to  negative  market performance.

3.   If the amount  requested  exceeds the amounts  available  under Item#2 above,  we withdraw the remaining  amount from any other
     Account Value (including Account Value due to Credits and Target Value Credits).

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar  amount.  Systematic  Withdrawals  may be subject to a CDSC. We will  determine  whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic  Withdrawals  can be made  from  Account  Value  allocated  to the  variable  investment  options  or Fixed  Allocations.
Generally,  Systematic  Withdrawals  from Fixed  Allocations  are  limited  to  earnings  accrued  after the  program of  Systematic
Withdrawals  begins, or payments of fixed dollar amounts that do not exceed such earnings.  Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual  or annual basis.  The Surrender  Value of your Annuity must be at least $20,000  before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100, we may postpone  the  withdrawal  and add the  expected  amount to the amount  that is to be  withdrawn  on the next  scheduled  Systematic
Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding  vehicle for certain  retirement  plans that receive  special tax treatment under Sections
401,  403(b) or 408 of the Code,  Section  72(t) of the Code may provide an exception to the 10% penalty tax on  distributions  made prior to age 59 1/2if you elect to  receive  distributions  as a series of  "substantially  equal  periodic  payments".  Distributions received under this provision in any Annuity Year that exceed the maximum amount  available as a free  withdrawal will be subject to a CDSC. To request a program that complies with Section  72(t),  you must provide us with certain  required  information  in writing on a form  acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)  withdrawals.  The Surrender
Value of your Annuity must be at least $20,000  before we will allow you to begin a program for  withdrawals  under  Section  72(t).
The minimum amount for any such withdrawal is $100.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments before age 59 1/2that are not subject to the 10% penalty.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make  Systematic  Withdrawals  in amounts that satisfy the minimum  distribution  rules under the Code.  We do not assess a CDSC on Minimum  Distributions  from your Annuity if you are required by law to take such Minimum  Distributions  from your
Annuity at the time it is taken.  However,  a CDSC may be  assessed  on that  portion of a  Systematic  Withdrawal  that is taken to satisfy the minimum  distribution  requirements in relation to other savings or investment  plans under other  qualified  retirement plans not maintained with American Skandia.

The  amount of the  required  Minimum  Distribution  for your  particular  situation  may  depend  on other  annuities,  savings  or investments.  We will only  calculate  the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require three (3) days advance  written notice to calculate and process the amount of your  payments.  You may elect to have Minimum
Distributions  paid out monthly,  quarterly,  semi-annually  or annually.  The $100 minimum that applies to  Systematic  Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  period you can surrender your Annuity at any time.  Upon  surrender,  you will receive the Surrender
Value.  Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

For purposes of  calculating  the CDSC on  surrender,  the Purchase  Payments  being  withdrawn  may be greater than your  remaining
Account Value or the amount of your withdrawal  request.  This is most likely to occur if you have made prior  withdrawals under the
Free Withdrawal provision or if your Account Value has declined in value due to negative market performance.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms necessary to surrender your Annuity, call 1-800-766-4530 or visit our Internet Website at
www.americanskandia.com.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where  permitted by law, you may request to surrender  your Annuity prior to the Annuity Date without  application  of any CDSC upon occurrence of a  medically-related  "Contingency  Event". The amount payable will be your Account Value minus: (a) the amount of any
Credits  applied within 12 months of the  applicable  "Contingency  Event" as defined below;  (b) the amount of any Credits added in conjunction with any Purchase Payments received after our receipt of your request for a  medically-related  surrender (i.e. Purchase
Payments  received  at such time  pursuant to a salary  reduction  program;  and (c) the amount of any Target  Value  Credits  under certain circumstances.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:
|X|      the Annuitant must be named or any change of Annuitant must be accepted by us, prior to the  "Contingency  Event" described below;
|X|      the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
|X|      if the Owner is one or more natural persons, all such Owners must also be alive at such time;
|X|      we must receive  satisfactory  proof of the Annuitant's  confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
|X|      this benefit is not available if the total Purchase  Payments  received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:
|X|      first confined in a "Medical Care Facility"  while your Annuity is in force and remains  confined for at least 90 days in a row; or
|X|      first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal  Illness," as well as additional  terms and  conditions,  are provided in your
Annuity.  Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make any annuity  payment  options  available in the future.  For additional  information on annuity  payment options you may request a Statement of Additional Information.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other  payments or death benefits would be payable.  This Option is  currently  available  on a fixed or  variable  basis.  Under this  option,  you cannot make a partial or full  surrender  of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This Option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the  Insurance  Charge  assessed  to cover the risk that key lives  outlive  our  expectations  provides  no  benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within eight years of the Annuity  Date limits your  annuity  payment  options.  Certain  annuity  payment  options may not be  available if your
Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the 1983a Individual  Annuity  Mortality Table with an assumed interest rate of 3% per annum.  Where required by law or regulation,  such annuity  table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR, as well as, other  factors  described  below.  The greater the AIR, the greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the first.  If the  Sub-accounts  you choose  perform  better than the AIR,  then  subsequent  annuity payments  will be  higher  than the first  annuity  payment.  If the  Sub-accounts  you  choose  perform  worse  than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment options 5 and 6, the cash value for the Annuitant (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate each annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any  premium  tax that  applies)  at the time you elect to begin  receiving annuity  payments.  The  schedule  of units will vary  based on the  annuity  payment  option  selected,  the length of any certain  period  (if  applicable),  the  Annuitant's  age and  gender  (if  annuity  payments  are due for the  life of the
         Annuitant) and the Unit Value of the  Sub-accounts  you initially  selected on the Issue Date. The calculation is performed for each Sub-account,  and the sum of the Sub-account  calculations  equals the amount of your annuity payment.  Other than to fund annuity  payments,  the number of units allocated to each Sub-account will not change unless you transfer among the
         Sub-accounts or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|

     Stabilized Variable Payments (Option 5)
     ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established for each Sub-account you choose on the annuitization date based on the applicable  benchmark rate,  meaning the AIR, and the annuity factors.  The annuity factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity provides a Death Benefit during its  accumulation  period.  If the Annuity is owned by one or more natural persons,  the
Death  Benefit is payable  upon the first  death of an Owner.  If the  Annuity is owned by an entity,  the Death  Benefit is payable upon the Annuitant's  death, if there is no Contingent  Annuitant.  If a Contingent  Annuitant was designated before the Annuitant's death and the  Annuitant  dies,  then the  Contingent  Annuitant  becomes the Annuitant and a Death Benefit will not be paid at that time.  The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

Basic Death Benefit

The Annuity  provides a basic Death Benefit at no additional  charge.  The Insurance  Charge we deduct daily from your Account Value allocated to the  Sub-accounts  is used, in part,  to pay us for the risk we assume in providing  the basic Death Benefit  guarantee under the  Annuity.  The Annuity  also offers two  different  optional  Death  Benefits.  Either  benefit  can be  purchased  for an additional charge. The additional charge is deducted to compensate  American Skandia for providing  increased  insurance  protection under the optional Death  Benefits.  Notwithstanding  the additional  protection  provided  under the optional Death  Benefits,  the additional cost has the impact of reducing the net performance of the investment options.  Under certain  circumstances,  your Death
Benefit may be reduced by the amount of any  Credits or Target  Value  Credits we applied to your  Purchase  Payments  (see "How are
Credits Applied to My Account Value" and "Recovery of Target Value Credits").

The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs during the first ten (10) Annuity Years:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs after the tenth (10th) Annuity Year:  The Death Benefit is your Account Value.

OPTIONAL DEATH BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
American  Skandia  offered the Guaranteed  Minimum Death Benefit with a 7.2%  accumulation  rate between May 1, 2000 and January 22,
2001 and a Guaranteed  Minimum  Death  Benefit  with a 5.0%  accumulation  rate between May 1, 2000 and November 15, 2002,  in those jurisdictions where we received regulatory  approval.  Additionally,  American Skandia offered the Enhanced  Beneficiary  Protection
Optional Death Benefit  between May 1, 2001 and November 15, 2002, in those  jurisdictions  where we received  regulatory  approval.
For Annuity  Owners who purchased any of these optional Death  Benefits  during the applicable  period,  the optional Death Benefits will be calculated as described  below.  These  optional Death Benefits were only offered and must have been elected at the time you purchased your Annuity.
------------------------------------------------------------------------------------------------------------------------------------

You can purchase  either of two  optional  Death  Benefits  with your Annuity to provide an enhanced  level of  protection  for your beneficiaries.

NOTE:  You may not elect the Enhanced Beneficiary Protection Optional Death Benefit if you have elected any other Optional Death
Benefit.

Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced  Beneficiary  Protection  Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset  federal and state taxes  payable on any taxable  gains in your  Annuity at the time of your death.  Whether  this benefit is appropriate for you may depend on your particular  circumstances,  including other financial resources that may be available to your
Beneficiary to pay taxes on your Annuity  should you die during the  accumulation  period.  No benefit is payable if death occurs on or after the Annuity Date.

The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit  provides a benefit  that is payable in addition to the basic Death
Benefit.  If the Annuity has one Owner,  the Owner must be age 75 or less at the time the benefit is  purchased.  If the Annuity has joint Owners, the oldest Owner must be age 75 or less.  If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

------------------------------------------------------------------------------------------------------------------------------------
The  Enhanced  Beneficiary  Protection  Optional  Death  Benefit is being  offered  in those  jurisdictions  where we have  received regulatory  approval.  Certain terms and  conditions  may differ between  jurisdictions  once approved.  Please refer to the section entitled "Tax Considerations" for a discussion of special tax considerations for purchasers of this benefit.
------------------------------------------------------------------------------------------------------------------------------------

Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.       the basic Death Benefit described above

     PLUS

2.       50% of the "Death Benefit Amount" less Purchase Payments reduced by proportional withdrawals.

Death  Benefit  Amount  includes  your Account  Value and any amounts added to your Account Value under the basic Death Benefit when
----------------------
the Death Benefit is calculated.  Under the basic Death  Benefit,  amounts are added to your Account Value when the Account Value is less than Purchase Payments minus proportional withdrawals.

The amount calculated in Items 1 & 2 above may be reduced by any Credits or Target Value Credits under certain circumstances.

------------------------------------------------------------------------------------------------------------------------------------
The Enhanced  Beneficiary  Protection  Optional Death Benefit is subject to a maximum of 50% of all Purchase Payments applied to the
Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------------

See Appendix C for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased.  If the
Annuity has joint Owners, the oldest Owner must be age 80 or less.  If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Guaranteed Minimum Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest
             -------------------------
     of either joint Owner or the Annuitant, if entity owned.

|X|      The Highest  Anniversary  Value  equals the highest of all  previous  "Anniversary  Values" on or before the earlier of the
             ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase  Payments
             ------------------
     on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X|      A  Proportional  Reduction is a reduction to the value being  measured  caused by a withdrawal,  equaling the percentage of
            -----------------------
     the  withdrawal  as compared to the Account  Value as of the date of the  withdrawal.  For example,  if your  Account  Value is
     $10,000 and you withdraw  $2,000 (a 20% reduction),  we will reduce both your  Anniversary  Value and the amount  determined by
     Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the sum of all Purchase  Payments minus the sum of all  Proportional  Reductions,  each increasing  daily until the Owner's date of  death  at a rate of  5.0%,  subject  to a limit of 200% of the  difference  between  the sum of all  Purchase
              Payments and the sum of all withdrawals as of the Owner's date of death; and
3.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.  The amount calculated in Items 1 & 3 above may be reduced by any Credits or Target Value Credits under certain circumstances.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the Account  Value as of the date we receive in writing  "due proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the greater of Item 2 & 3 above on the Death  Benefit  Target Date plus the sum of all  Purchase  Payments  less the sum of all Proportional Reductions since the Death Benefit Target Date.

         The amount calculated in Item 1 above may be reduced by any Credits or Target Value Credits under certain circumstances.

See Appendix C for examples of how the Guaranteed Minimum Death Benefit is calculated.

Annuities with joint Owners
For  Annuities  with Joint  Owners,  the Death  Benefit is  calculated as shown above except that the age of the oldest of the Joint
Owners is used to determine the Death Benefit  Target Date.  NOTE: If you and your spouse own the Annuity  jointly,  we will pay the
Death Benefit to the Beneficiary.  If the sole primary  Beneficiary is the surviving spouse,  then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

Annuities owned by entities
For  Annuities  owned by an entity,  the Death  Benefit is calculated as shown above except that the age of the Annuitant is used to determine  the Death  Benefit  Target  Date.  Payment of the Death  Benefit is based on the death of the  Annuitant  (or  Contingent
Annuitant, if applicable).

Can I terminate the optional Death Benefits?  Do the optional Death Benefits terminate under other circumstances?
You can  terminate the Enhanced  Beneficiary  Protection  Optional  Death  Benefit and the  Guaranteed  Minimum Death Benefit at any
time. Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the benefit.  Both optional Death
Benefits  will  terminate  automatically  on the Annuity  Date.  We may also  terminate  any optional  Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

What are the charges for the optional Death Benefits?
We deduct a charge from your  Account  Value if you elect to purchase  either  optional  Death  Benefit.  The  Enhanced  Beneficiary
Protection  Death  Benefit  costs 0.25% of Account  Value.  The  Guaranteed  Minimum  Death Benefit costs 0.30% of the current Death
Benefit.  The charges for these death  benefits  are  deducted in arrears each Annuity  Year.  No charge  applies  after the Annuity
Date.  We deduct the charge:
1.       on each anniversary of the Issue Date;
2.       when Account Value is transferred to our general account prior to the Annuity Date;
3.       if you surrender your Annuity; and
4.       if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

If you  surrender  the  Annuity,  elect to begin  receiving  annuity  payments  or  terminate  the  benefit  on a date other than an anniversary  of the Issue  Date,  the charge  will be  prorated.  During the first year  after the Issue  Date,  the charge  will be prorated from the Issue Date.  In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge  pro-rata from the Account  Value in the variable  investment  options.  We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient  Account Value in the variable  investment options to pay the charge.  If your Annuity's  Account Value is insufficient to pay the charge,  we may deduct your remaining Account Value and terminate  your  Annuity.  We will notify you if your  Account  Value is  insufficient  to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

AMERICAN SKANDIA'S ANNUITY REWARDS

What is the Annuity Rewards benefit?
The Annuity  Rewards  benefit  offers  Owners the ability to capture  any market  gains since the Issue Date of their  Annuity as an enhancement  to their  current Death Benefit so their  Beneficiaries  will not receive less than the Annuity's  value as of the date the Owner elects the benefit.  Under the Annuity Rewards  benefit,  American  Skandia  guarantees that the Death Benefit will not be less than:

         your Account Value in the variable  investment  options plus the Interim Value in any Fixed Allocations as of the effective date of the Owner's election

         MINUS any proportional withdrawals* following the date of election
         -----

         PLUS any additional Purchase Payments applied to the Annuity following the date of election.
         ----

*    "Proportional  withdrawals" are determined by calculating the percentage of the Account Value that each withdrawal  represented when  withdrawn.  For example,  a withdrawal  of 50% of your  Account  Value would be treated as a 50%  reduction in the amount payable under the Death Benefit.

------------------------------------------------------------------------------------------------------------------------------------
If you elect the  Annuity  Rewards  benefit,  the  cut-off  date under the basic  Death  Benefit is amended  and will  depend on the decedent's age on the date of death.
------------------------------------------------------------------------------------------------------------------------------------

If death occurs before the decedent's age 90:  The Death Benefit is the greater of:
|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
If death occurs after the decedent's age 90:  The Death Benefit is your Account Value.

The Annuity  Rewards Death Benefit  enhancement  does not affect any Optional Death  Benefits  available  under the Annuity.  If the
Death Benefit amount  payable under your  Annuity's  basic Death Benefit or any Optional Death Benefits you purchase is greater than the enhanced Death Benefit under the Annuity  Rewards  benefit on the date the Death Benefit is calculated,  your  Beneficiary  will receive the higher amount.  If your Annuity  includes the Enhanced  Beneficiary  Protection  Optional  Death  Benefit,  the enhanced
Death Benefit under the Annuity Rewards program will be considered  when  calculating the amount due under the Enhanced  Beneficiary
Protection Optional Death Benefit.

Who is eligible for the Annuity Rewards benefit?
Owners can elect the Annuity  Rewards  Death  Benefit  enhancement  following the eighth (8th)  anniversary  of the Annuity's  Issue
Date.  However,  the  election is subject to the  requirement  that their  Account  Value on the  election  date is greater than the amount  that would be payable to their  Beneficiary  under the Death  Benefit  provided  under the Annuity as of the  election  date
(including any Optional  Death  Benefits other than the Enhanced  Beneficiary  Protection  Optional Death  Benefit).  If an Owner is
ineligible when he or she applies for the optional  benefit,  the Owner can elect the Annuity  Rewards Death Benefit  enhancement on any  subsequent  date if they otherwise  qualify.  The election must occur before annuity  payments  begin.  An Owner can only elect the Annuity Rewards Death Benefit  enhancement  once.  There is no additional  charge for electing the Annuity Rewards Death Benefit enhancement.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments  not  extending  beyond the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an  election  prior to death  benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive  the Death
Benefit  proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable annuity payments
(annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be  considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.
However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant"  for a discussion of the treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides for  alternative  death benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified investment" that requires Minimum  Distributions.  Upon the Owner's death under an IRA, 403(b) or other  "qualified  investment",  a
Beneficiary  may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death  occurs  before the date Minimum  Distributions  must begin under the Code,  the Death  Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life  expectancy  of the  designated
         Beneficiary  (as long as payments begin by December 31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death  Benefit can be paid out over the life or life  expectancy of the spouse with such payments beginning no earlier than December  31st of the year  following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs  after the date  Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary has the flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue to be tax deferred.  Amounts  withdrawn each year,  including amounts  that are  required to be  withdrawn  under the Minimum  Distribution  rules,  are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your  particular  situation.  See the section  entitled "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      the  Beneficiary  can request a withdrawal  of all or a portion of the Account Value at any time without  application  of a
              CDSC.
|X|      upon the death of the  Beneficiary,  any remaining  Account Value will be paid in a lump sum to the person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity  must be paid out to the  Beneficiary  according  to the Minimum  Distribution  rules  described above.

Please contact American Skandia for additional  information on the  availability,  restrictions and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the  decedent  was not the Owner or  Annuitant  as of the Issue  Date and did not  become  the Owner or  Annuitant  due to the prior
Owner's or  Annuitant's  death.  Any Death Benefit  (including  either  optional Death Benefit) that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension  period is completed,  the
Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We  determine  the amount of the Death  Benefit as of the date we receive  "due  proof of  death",  any  instructions  we require to determine  the method of payment and any other  written  representations  we require to  determine  the proper  payment of the Death
Benefit to all  Beneficiaries.  "Due proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of
"due proof of death" we  automatically  transfer the Death Benefit to the AST Money Market  Sub-account  until we further  determine the universe of eligible  Beneficiaries.  Once the universe of eligible  Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-accounts according to our rules.

Each  Beneficiary  must make an  election  as to the method  they wish to receive  their  portion  of the Death  Benefit.  Absent an election  of a  Death  Benefit  payment  method,  no  Death  Benefit  can  be  paid  to the  Beneficiary.  We  may  require  written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

NOTE:  You may not elect the Plus40(TM)Optional Life Insurance Rider if you have elected the Enhanced Beneficiary Protection
Optional Death Benefit.

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The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included in this  Prospectus to help you understand the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this information.  However,  the information may be subject to certain  generally  applicable  provisions of the Federal  securities laws regarding accuracy and completeness.
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The Plus40(TM)rider provides an income tax-free life insurance benefit to your  Beneficiary(ies)  equal to 40% of the Account Value of your  Annuity as of the date we receive  due proof of death,  subject to certain  adjustments,  restrictions  and  limitations.  The
Rider may be  especially  useful in  offsetting  federal and state taxes payable on any taxable gains in your Annuity at the time of your death.  The Rider is available in addition to the death  benefit  payable under the Annuity.  Whether the Rider is  appropriate for you  may  depend  on  your  particular  circumstances,  including  other  financial  resources  that  may be  available  to your
Beneficiary(ies)  to pay taxes on the gain in your Annuity  should you die during the  accumulation  period.  No amounts are payable under the Rider if you die on or after the date your  Account  Value is applied to begin  receiving  annuity  payments  or after you surrender the Annuity.  The Rider has no cash value.

Currently,  the Plus40(TM)rider is only offered and must be elected at the time that you purchase  your  Annuity.  We may, at a later date, allow existing Annuity Owners to purchase the Plus40(TM)rider subject to our rules and any changes or restrictions.

Please refer to Appendix E for a more complete description of the Plus40(TM)rider.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  The Account  Value does not reflect any CDSC that may apply to a withdrawal  or  surrender.  The Account
Value  includes  any  additional  amounts we  applied to your  Purchase  Payments  that we are  entitled  to recover  under  certain circumstances.  When determining the Account Value on any day other than a Fixed  Allocation's  Maturity Date, the Account Value may
include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your Account Value minus any CDSC, the Annual  Maintenance Fee, the charge for any optional  benefits and any additional amounts we applied to your Purchase  Payments that we are entitled to recover upon  surrender of your Annuity.  The Surrender  Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you  allocate  Account  Value  to a  Sub-account,  you are  purchasing  units  of the  Sub-account.  Each  Sub-account  invests exclusively  in  shares  of an  underlying  Portfolio.  The  value of the  Units  fluctuates  with the  market  fluctuations  of the
Portfolios.  The value of the Units  also  reflects  the daily  accrual  for the  Insurance  Charge and if you  elected  one or more optional  benefits  whose annual  charge is deducted  daily,  the  additional  charge made for such  benefits.  There may be several different  Unit Prices for each  Sub-account  to reflect the Insurance  Charge and the charges for any optional  benefits.  The Unit
Price for the Units you purchase will be based on the total  charges for the benefits  that apply to your  Annuity.  See the section entitled  "What Happens to My Units When There is a Change in Daily  Asset-Based  Charges?"  for a detailed  discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

Each  Valuation  Day, we determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit Price is used for determining  the value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the number of Units  involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a Sub-account.  On the Valuation Day you make the allocation,  the Unit Price is $14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume  that  later,  you wish to  transfer  $3,000  of your  Account  Value  out of that
Sub-account  and  into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit  Price of the  original
Sub-account  has  increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477
Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255  Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.
The Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers or  withdrawals  from a
Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were  withdrawn.  To determine  the Account Value of a Fixed  Allocation  on any day other than its Maturity  Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American Skandia is generally open to process  financial  transactions on those days that the New York Stock Exchange (NYSE) is open for  trading.  There  may be  circumstances  where  the NYSE  does not open on a  regularly  scheduled  date or time or closes at an earlier time than scheduled  (normally  4:00 p.m. EST).  Financial  transactions  requested  before the close of the NYSE which meet our requirements will be processed according to the value next determined  following the close of business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE will be  processed  based on the value next  computed  on the next business  day.  There may be  circumstances  when the  opening or closing  time of the NYSE is  different  than  other  major  stock exchanges,  such as NASDAQ or the  American  Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial  Purchase  Payments:  We are required to allocate  your initial  Purchase  Payment to the  Sub-accounts  within two (2) days after we receive  all of our  requirements  to issue the  Annuity.  If we do not have all the  required  information  to allow us to issue your  Annuity,  we may retain  the  Purchase  Payment  while we try to reach you or your  representative  to obtain all of our requirements.  If we are unable to obtain all of our  required  information  within  five (5) days,  we are  required  to return the
Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase  Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include  transfers  under  a  Dollar  Cost  Averaging,  rebalancing,  or  asset allocation program,  Systematic  Withdrawals,  Minimum Distributions or annuity payments.  Scheduled  transactions are processed and valued as of the date they are scheduled,  unless the scheduled day is not a Valuation Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:   "Unscheduled"  transactions  include  any  other  non-scheduled  transfers  and  requests  for  Partial
Withdrawals  or Free  Withdrawals  or  Surrenders.  Unscheduled  transactions  are  processed  and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Medically-related  Surrenders & Death  Benefits:  Medically-related  surrender  requests and Death Benefit claims require our review and evaluation before  processing.  We price such transactions as of the date we receive at our Office all supporting  documentation we require for such transactions and that are satisfactory to us.

Transactions in Rydex and ProFunds VP Sub-accounts:  Generally,  purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed  on the current  Valuation  Day.  However,  any purchase or  redemption order or transfer  request  involving the Rydex or ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any announced  closing of the applicable  securities  exchange  (generally,  3:00 p.m.  Eastern time) to be processed on the current
Valuation  Day. The "cut-off"  time for such financial  transactions  involving a Rydex or ProFunds VP Sub-account  will be extended to 1/2hour prior to any announced  closing  (generally,  3:30 p.m. Eastern time) for transactions  submitted  electronically  through
American  Skandia's  Internet  website  (www.americanskandia.com).   You  cannot  request  a  transaction  involving  the  purchase, redemption  or transfer of Units in one of the Rydex or ProFunds VP  Sub-accounts  between the  applicable  "cut-off"  time and 4:00
p.m.  Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?

Termination of Optional  Benefit:  If you terminate the  Guaranteed  Return Option  program,  we will no longer deduct the charge we apply to purchase the optional  benefit.  On the date the charge no longer applies,  your Annuity will become subject to a different daily  asset-based  charge.  We will process a transaction  where your Account Value allocated to the  Sub-accounts  will be used to purchase new Units of the  Sub-accounts  that reflect the  Insurance  Charge,  but not the charge for the optional  program that you terminated.  The number of Units  attributed to your Annuity will be decreased  and the Unit Price of each unit of the  Sub-accounts in which you  invested  will be  increased.  The  adjustment  in the number of Units and Unit Price  will not  affect  your  Account
Value.  Beginning on that date,  your Account  Value will be  determined  based on the change in the value of Units that reflect the
Insurance Charge.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not  intended  to be  fully  comprehensive  nor is it  intended  as tax  advice.  Therefore,  you  may  wish  to  consult  a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American Skandia is taxed as a life insurance  company under Part I, subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains  earned by the
Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit  sharing plan or other  retirement  arrangement  that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity  until an amount is received (a  "distribution").  This is  commonly  referred to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity  payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the Annuity must currently  include  any  increase in the value of the Annuity  during a tax year in its gross  income.  An  exception  from  current taxation  applies for annuities held by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt  entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity  payments begin are generally  treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated  as receipt of  "income  on the  contract"  is  includible  in the  taxpayer's  gross  income and  taxable in the year it is received.  The amount of any  distribution  treated as a return of the  "investment  in the  contract"  is not  includible  in gross income.

|X|      "Income on the  contract" is calculated by  subtracting  the  taxpayer's  "investment  in the contract"  from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is equal to  total  purchase  payments  for all  "related  contracts"  minus  any  previous distributions  or portions of such  distributions  from such  "related  contracts"  that were not  includible  in gross income.
     "Investment  in the  contract"  may be affected by whether an annuity or any  "related  contract"  was  purchased  as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received on or after the Annuity  Date will  generally be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the  exclusion  ratio  differs  between fixed and variable annuity  payments.  When annuity  payments  cease  because of the death of the person upon whose life  payments are based and, as of the date of death,  the  amount of  annuity  payments  excluded  from  taxable  income by the  exclusion  ratio  does not exceed the
"investment in the contract," then the remaining  portion of unrecovered  investment may be allowed as a deduction on the decedent's final income tax return.

Penalty Tax on  Distributions:  Generally,  any  distribution  from an annuity  not used in  conjunction  with a Qualified  Contract
(Qualified  Contracts are  discussed  below) is subject to a penalty  equal to 10% of the amount  includible  in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled;
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life  expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer's designated beneficiary;
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity contract when determining the taxation of distributions  before  annuitization.  We refer to these contracts as "related contracts."  In situations  involving  related  contracts we believe that the values under such  contracts and the investment in the contracts  will be added  together to determine the proper  taxation of a  distribution  from any one contract  described  under the section  "Distributions  before  Annuitization."  Generally,  distributions  will be  treated  as coming  first  from  income on the contract  until all of the  income on all such  related  contracts  is  withdrawn,  and then as a return  of the  investment  in the contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue Service would view related  contracts when one or more  contracts are immediate  annuities or are contracts that have been  annuitized.  The Internal  Revenue  Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are  particularly  cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  "substantially  equal  periodic  payments":  (also  known as  "72(t)" or  "72(q)"  distributions)  Any modification to a program of  distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such payments will result in the  requirement to pay the 10%  premature  distribution  penalty  that would have been due had the payments  been  treated as subject to the 10%  premature distribution  penalty in the years  received,  plus  interest.  This does not apply when the  modification  is by reason of death or disability.  American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the
10% penalty described above under "Penalty Tax on Distributions" for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract  were  contributed  or deemed to be  contributed more than one year  prior to the  annuity  starting  date  under the  immediate  annuity;  and (b) the  annuity  payments  under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased  through a tax-free exchange of a life insurance,  annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the  purchase  payments  made prior to August 14, 1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a distribution is equal to or less than the remaining  investment in the contract made prior to August 14,
1982,  such amounts are not included in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a  partial  exchange.  As of the  date of this  prospectus,  we will  treat a  partial  surrender  of this  type  involving  a non-qualified  annuity  contract as a "tax-free"  exchange  for future tax  reporting  purposes,  except to the extent that we, as a reporting and withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance companies may not recognize  these partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as subjecting the taxable  portion of the  distribution  to the 10% IRS early  distribution penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  on the remaining  life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries below of the  types of  tax-qualified  retirement  plans  with  which we may  issue an  Annuity.  These  summaries  provide  general information  about the tax rules and are not  intended to be  complete  discussions.  The tax rules  regarding  qualified  plans are complex.  These rules may include limitations on contributions and restrictions on distributions,  including  additional taxation of distributions  and  additional  penalties.  The  terms  and  conditions  of the  tax-qualified  retirement  plan  may  impose  other limitations  and  restrictions  that are in  addition  to the terms of the  Annuity.  The  application  of these  rules  depends  on individual  facts and  circumstances.  Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and  suitability of such an investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Economic Growth and Tax Relief  Reconciliation  Act (EGTRRA):  Certain states do not conform to the pension  provisions  included in
EGTRRA.  We  recommend  that you consult with your tax advisor to  determine  the status of your state's  statutes as they relate to
EGTRRA and your tax qualified retirement plan.

Corporate  Pension and  Profit-sharing  Plans:  Annuities may be used to fund  employee  benefits of various  corporate  pension and profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including  401(k) plans.  Contributions to such plans are not taxable to the employee until  distributions  are made from the retirement plan. The Code imposes  limitations on the amount that may be contributed  and the timing of  distributions.  The tax treatment of  distributions  is subject to special provisions of the Code, and also depends on the design of the specific  retirement plan.  There are also special  requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".  These plans are subject to most of the same types of limitations and  requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee  until  distributions  are made from the TSA.  The Code  imposes  limits on  contributions,  transfers  and  distributions.
Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes  eligibility  requirements as well.  Contributions  are not taxable to employees until  distributed from the plan.  However, plan assets  remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code allows  eligible  individuals  to maintain an  individual retirement  account  or  individual  retirement  annuity  ("IRA").  IRAs  are  subject  to  limitations  on the  amount  that may be contributed,  the  contributions  that may be deducted from taxable income,  the persons who may be eligible to establish an IRA and the time when  distributions  must commence.  Further,  an Annuity may be established  with "roll-over"  distributions  from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs:  A form of IRA is also  available  called a "Roth  IRA".  Contributions  to a Roth IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional  IRA was made and the  distribution is made
                                                                                                       ---
(a) once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth  IRAs  will  receive a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and  distributions.  It also  describes  the  conditions  under which  distributions  from IRAs and qualified  plans  may be  rolled  over or  transferred  into an IRA or  another  qualified  plan,  on a  tax-deferred  basis and the conditions  under which  distributions  from  traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may  establish  Simplified  Employee  Pensions or SEP IRAs.  Employer
contributions  that may be made to employee SEP IRAs are larger than the amounts that may be  contributed  to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under  Section 72 of the Code.  Under these rules,  a portion of each distribution  may be excludable  from income.  The  excludable  amount is the proportion of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7)
     of the Code);
|X|      is part of a series  of  substantially  equal  periodic  payments  to be paid not less  frequently  than  annually  for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*;
|X|      is made pursuant to an IRS levy;
|X|      is made to pay qualified acquisition costs for a first time home purchase (IRA only);
|X|      is made to pay qualified higher education expenses (IRA only); and
|X|      is not more than the cost of your medical insurance (IRA only).

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.  The  retirement option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum Distribution rules. For Minimum  Distributions  required in 2002, the  individual  may utilize the 2002 Final  Regulations,  the 2001  Proposed  Regulations  or the 1987  Proposed  Regulations.  For
Minimum Distributions  required in 2003 and later,  individuals are required to use the rules under the 2002 Final Regulations.  The
2002 Final  Regulations  contain a  provision  which  could  increase  the  amount of minimum  distributions  required  for  certain individuals.  Under the 2002 Final  Regulations,  individuals are required to include in their annuity  contract value the actuarial value of any other  benefits  that will be  provided  under the  annuity.  We and other  annuity  providers  are  currently  seeking clarification  of this new rule.  You  should  consult  your tax  adviser  to  determine  the  impact  of this rule on your  Minimum
Distributions.

Under the new Minimum  Distribution  rules, a uniform life expectancy table will be utilized by all participants except those with a spouse who is more than ten (10)  years  younger  than the  participant.  In that case,  the new rules  permit  the  participant  to utilize the actual life  expectancies of the participant  and the spouse.  In most cases,  the beneficiary may be changed during the participant's  lifetime with no affect on the Minimum  Distributions.  At death,  the  designated  Beneficiary  may  generally  take
Minimum Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum  required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly  distributed.  Because of the many recent changes to the Minimum  Distribution  rules,  we strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations prescribe the  diversification  requirements  for variable  annuity  contracts.  We expect the underlying  mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity for tax  purposes  if persons  with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such guidelines may or may not address the number of investment  options or the number of transfers  between  investment  options offered under a variable annuity.
It is not known whether such guidelines,  if in fact promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered  pursuant to this  Prospectus.
We will take any action,  including  modifications to your Annuity or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject  to  automatic  20%
withholding for Federal income taxes. The following  distributions  are not eligible  rollover  distributions and not subject to 20%
withholding:
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of substantial  periodic  payments pursuant to Section 72(q) or 72(t) of the Code;
     and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments  and Pledges:  Any amount  received  directly or indirectly  as a loan from, or any  assignment or pledge of any portion of the value of, an annuity  before annuity  payments have begun is treated as a distribution  subject to taxation under the distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity and while such  assignment  or pledge  remains  in effect is  treated as  "income  on the  contract"  in the year in which it is  earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge includible  in gross  income.  The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other than the spouse of the owner (or former  spouse  incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant  succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a confirmation  statement to you each time a transaction  is made affecting  Account Value, such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual
Maintenance  Fee, in quarterly  statements  instead of  confirming  them  immediately.  You should review the  information  in these statements  carefully.  You may  request  additional  reports.  We  reserve  the right to charge up to $50 for each such  additional report.

Any errors or  corrections  on  transactions  for your  Annuity  must be  reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  All transactions  confirmed  immediately or by quarterly statement are deemed conclusive after the applicable
30-day  period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements  for the
Separate Account and the Portfolios,  as of December 31 and June 30, respectively,  to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc., whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  American Skandia markets its products to broker-dealers  and financial  planners through an internal field marketing staff. In addition,  American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC;  (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC.
No company  other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable life insurance contracts.

WHAT ARE SEPARATE ACCOUNTS?
The separate  accounts are where American  Skandia sets aside and invests the assets of some of our annuities.  In the  accumulation period,  assets  supporting  Account Values of the Annuities are held in a separate account  established under the laws of the State of Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout period,  assets supporting fixed annuity payments  and any  adjustable  annuity  payments we make  available  are held in our general  account.  Assets  supporting  variable annuity  payment  options  may be invested in our  separate  accounts.  Income,  gains and losses  from  assets  allocated  to these separate  accounts are credited to or charged against each such separate account without regard to other income,  gains or losses of
American Skandia or of any other of our separate  accounts.  These assets may only be charged with liabilities  which arise from the
Annuities  issued by American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in  Sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B".
Separate  Account B was  established by us pursuant to Connecticut  law on November 25, 1987.  Separate  Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  The name of each  Sub-account  generally  corresponds  to the name of the  underlying  Portfolio.  Each  Sub-account  in
Separate  Account B may have  several  different  Unit Prices to reflect  the  Insurance  Charge and the  charges  for any  optional benefits that are offered under this Annuity and other  annuities  issued by us through  Separate  Account B. Separate  Account B is registered with the SEC under the Investment  Company Act of 1940 ("Investment  Company Act") as a unit investment trust, which is a type of investment company.  The SEC does not supervise investment policies, management or practices of Separate Account B.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional benefit offered under Annuity  contracts  funded through Separate Account B. The  consolidation of Separate
Account B will have no impact on Annuity Owners.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated  to the  Sub-accounts  may increase or  decrease.  You bear the entire  investment  risk.  There is no assurance  that the
Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  period,  assets  supporting our obligations  based on Fixed  Allocations are held in American Skandia Life
Assurance  Corporation  Separate  Account D, also  referred to as  "Separate  Account D".  Such  obligations  are based on the fixed interest  rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We are not obligated to invest  according to specific  guidelines or strategies  except as may be required by Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the  Sub-accounts  invest.  However,  under SEC rules, you have voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an  underlying  mutual fund  portfolio requests a vote of  shareholders,  we will vote our shares based on  instructions  received from Owners with Account Value allocated to that  Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not receive voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and proportion as the shares  for which we have  received  instructions.  We will  furnish  those  Owners who have  Account  Value  allocated  to a
Sub-account  whose  underlying  mutual fund portfolio has requested a "proxy" vote with proxy  materials and the necessary  forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a  fundamental  investment  strategy,  adoption  of a new  investment  advisory  agreement,  or matters  relating  to the structure of the underlying mutual fund that require a vote of shareholders.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

Material Conflicts
It is possible that  differences  may occur between  companies  that offer shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable life insurance  products.  Differences may also occur surrounding the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material  conflicts," in which case we would take  necessary  action to protect  persons with voting rights under our variable  annuity  contracts  and variable  life  insurance policies  against  persons  with  voting  rights  under other  insurance  companies'  variable  insurance  products.  If a "material conflict" were to arise between owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take  necessary  action to treat such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise due to differences  in voting  instructions  between  owners of variable  life  insurance  and  variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable by Underlying Funds
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of  brokerage  commissions  in connection  with  purchases  and sales of securities  held by  portfolios of American  Skandia Trust which are offered as underlying investment options under the Annuity.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission  plus ongoing  annual  compensation  based on all or a portion of Account  Value.  We may also provide  compensation  for providing  ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional  charge to you or to the Separate  Account.  No compensation is payable on Annuities  purchased by a member of the designated class of Owners (see "Credits Applied to Purchase Payments for Designated Class of Annuity Owner").

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may  advertise  certain  information  regarding  the  performance  of the  investment  options.  Details  on how we calculate  performance  for the  Sub-accounts  are found in the  Statement of Additional  Information,  including how we account for
Credits in these performance  measures.  This information may help you review the performance of the investment  options and provide a basis for comparison with other  annuities.  This  information may be less useful when comparing the performance of the investment options with other savings or investment  vehicles.  Such other  investments  may not provide some of the benefits of annuities,  or may not be designed for  long-term  investment  purposes.  Additionally  other  savings or  investment  vehicles may not receive the beneficial tax treatment given to annuities under the Code.

We may advertise the performance of the Portfolios in the form of "Standard" and  "Non-standard"  Total Returns  calculated for each
Sub-account.  "Standard Total Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent,  one, five and ten year periods (or since the inception  date that the Portfolio has been offered as a Sub-account, if less).  "Standard Total Return" figures assume that the applicable  Insurance Charge and the Annual  Maintenance Fee are deducted and that the Annuity is  surrendered  at the end of the applicable  period,  meaning that any Contingent  Deferred Sales Charge that would  apply upon  surrender  is also  deducted.  "Standard  Total  Return"  figures  do not take into  consideration  any  Credits.
"Non-standard  Total Return" figures  include any  performance  figures that do not meet the SEC's rules for Standard Total Returns.
Non-standard  Total Returns are  calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and  charges.  In  particular,  they may  assume no  surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard  Total Return"  figures may assume Credits of 1.5%,  4.0% or 5.0%,  respectively,  depending on the cumulative amount of Purchase Payments being  illustrated.  The amount of credits  illustrated may be more or less than the Credits  applicable to your Annuity (see "What are Credits and How Do I Receive  Credits?").  Standard and  Non-standard  Total Returns will not reflect the additional  asset-based  charges that are deducted when you elect any optional  benefits.  The additional  cost  associated with any optional  benefits you elected will reduce your  performance.  Non-standard  Total Returns must be accompanied by Standard Total
Returns.  Any performance advertisements will not reflect the impact of any Target Value Credits.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the  performance  of money  market-type  Sub-accounts  using a measure of the "current and  effective  yield".  The current yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of calculation.  The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a  Sub-account.  The current  and  effective  yields  reflect the  Insurance  Charge and the charge for any  optional benefits (if  applicable)  deducted  against the  Sub-account.  In a low interest  rate  environment,  yields for money  market-type
Sub-accounts,  after  deduction of the Insurance  Charge,  and the charge for any optional  benefits (if applicable) may be negative even though the yield (before  deducting for such charges) is positive.  Current and effective  yield  information  will  fluctuate.
This information may not provide a basis for comparisons with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment  companies which do not serve as underlying  mutual funds for variable  annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the underlying  mutual funds or portfolios and upon prevailing  market conditions and the response of the underlying  mutual funds to such  conditions.  Actual  performance will also depend on changes in the expenses of the underlying  mutual funds or portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such  underlying  mutual  fund or  portfolio.  In  addition,  the total  amount of  asset-based  charges  assessed  against  each
Sub-account will affect performance.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are crediting to new Fixed  Allocations.  Information  on  current  rates  will be as of the date  specified  in such  advertisement.  Rates  will be included in  advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed  Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating  our ability to meet our  obligations in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of
Separate Account B.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,   as  well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or  superseded  by a statement in this  Prospectus  or in a  later-filed  document,  such  statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2001  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated  by reference in this  Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing  to us via  regular  mail at  American  Skandia  -  Variable  Annuities,  P.O.  Box 7040,  Bridgeport,  Connecticut
       06601-7040 OR for express mail American  Skandia - Variable  Annuities,  One Corporate  Drive,  Shelton,  Connecticut  06484.
       NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You can obtain account information  through Skandia's  Telephone  Automated Response System (STARS) and at  www.americanskandia.com, our  Internet  Website.  Our  Customer  Service  representatives  are also  available  during  business  hours to  provide  you with information  about your account.  You can request certain  transactions  through our telephone voice response  system,  our Internet
Website  or  through  a  customer  service  representative.  You  can  provide  authorization  for a  third  party,  including  your attorney-in-fact  acting  pursuant to a power of attorney or an  investment  professional,  to access your account  information  and perform certain  transactions on your account.  You will need to complete a form provided by us which identifies those  transactions that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your  Annuity or you may  establish  or change your PIN through  STARS and at  www.americanskandia.com,  our  Internet
Website.  Any third party that you  authorize  to perform  financial  transactions  on your  account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account B
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B

                                     APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA

The following table summarizes information with respect to the operations of the Company:

(table in thousands)                                         For the Year Ended December 31,
                                              2001          2000           1999          1998          1997
                                              ----          ----           ----          ----          ----
STATEMENT OF OPERATIONS DATA
Revenues:
Annuity and life insurance charges and fee$*   378,693  $    424,578   $    289,989  $    186,211  $    121,158
Fee income                                     111,196       130,610         83,243        50,839        27,593
Net investment income                           20,126        11,656         10,441        11,130         8,181
Premium income and other revenues                3,368         4,778          3,688         1,360         1,082
                                          ------------  ------------   ------------  ------------  ------------

Total revenues                            $    513,383  $    571,622   $    387,361  $    249,540  $    158,014
                                          ============  ============   ============  ============  ============

Benefits and Expenses:
Annuity and life insurance benefits       $      1,955  $        751   $        612  $        558  $      2,033
Change in annuity and life insurance
     policy reserves                           (39,898)       45,018          3,078         1,053            37
Cost of minimum death benefit                        -             -          2,945         5,144         4,545
reinsurance
Return credited to contractowners               16,833         9,046         (1,639)       (8,930)       (2,018)
Underwriting, acquisition and other
     insurance expenses                        420,802       335,213        206,350       167,790        90,496
Interest expense                                73,424        85,998         69,502        41,004        24,895
                                          ------------  ------------   ------------  ------------  ------------

Total benefits and expenses               $    473,116  $    476,026   $    280,848  $    206,619  $    119,988
                                          ============  ============   ============  ============  ============

Income tax expense                        $      7,168  $     30,779   $     30,344  $      8,154  $     10,478
                                          ============  ============   ============  ============  ============

Net income                                $     33,099  $     64,817   $     76,169  $     34,767  $     27,548
                                          ============  ============   ============  ============  ============

STATEMENT OF FINANCIAL CONDITION DATA
Total Assets                              $ 28,036,860  $ 31,702,705   $ 30,881,579  $ 18,848,273  $ 12,894,290
                                          ============  ============   ============  ============  ============

Future fees payable to parent             $    797,055  $    934,410   $    576,034  $    368,978  $    233,034
                                          ============  ============   ============  ============  ============

Surplus Notes                             $    144,000  $    159,000   $    179,000  $    193,000  $    213,000
                                          ============  ============   ============  ============  ============

Shareholder's Equity                      $    577,668  $    496,911   $    359,434  $    250,417  $    184,421
                                          ============  ============   ============  ============  ============

*        On annuity and life insurance sales of $3,834,167,  $8,216,167,  $6,862,968,  $4,159,662, and $3,697,990,  during the years ended December 31, 2001, 2000, 1999, 1998 and 1997,  respectively,  with contractowner  assets under management of $26,017,847,
     $29,751,822, $29,396,693, $17,854,761, and $12,119,191, as of December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's  Discussion  and Analysis of Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

Results of Operations
---------------------

Annuity and life  insurance  sales  decreased 53% in 2001 to  $3,834,167,000  as compared to a 20% increase in 2000. The decrease in sales in 2001 was consistent with the general decline in sales  throughout the variable annuity  industry,  attributed in large part to the decline in the equity  markets.  The sales  growth in 2000 was driven by  significant  sales  volume in the first  quarter of
2000 due to the strong  equity  market  performance.  However,  the decline in the equity  markets  during the remainder of the year negatively  impacted sales as the first quarter level of sales was not  sustained.  The Company has announced its intention to focus on the growth of its core variable  annuity  business,  with a continuing  focus on  increasing  sales  through  innovative  product development  activities,  the expansion of its wholesaling force through  recruitment and retention of top producers,  and providing consistently good customer service.

Average assets under management totaled  $27,020,489,000 in 2001,  $31,413,809,000 in 2000 and $21,984,759,000 in 1999, representing a decrease of 14% in 2001 and an increase of 46% in 2000.  As a result of the  decrease  in sales  volume and average  assets  under management,  annuity and life  insurance  charges and fees  decreased  11% in 2001,  as compared to an increase of 46% in 2000.  Fee income generated from transfer agency-type and investment support activities decreased 15% in 2001 and increased 57% in 2000.

Net  investment  income  increased 73% in 2001 compared to 2000 and increased 12% in 2000 compared to 1999. The increase in 2001 was primarily  due to a higher level of fixed  maturity  investments  in support of the Company's  risk-based  capital  objectives.  The increase  in 2000 was  primarily  due to the  higher  level  of  fixed  maturity  investments  partially  offset  by  $6,939,000  of amortization of premiums paid on derivative  instruments.  Excluding the derivative  amortization,  net investment  income increased
62% in 2000 as a result of increased fixed maturity investments in support of the Company's risk-based capital objectives.

Premium income represents  premiums earned on the sale of ancillary  contracts such as immediate  annuities with life contingencies, supplementary  contracts  with life  contingencies  and certain life  insurance  products.  Sales of these products will increase or decrease over time  depending on the payout  elections of the  policyholders.  Management  expects  supplementary  contracts to grow over time with the maturing of the core business lines.

Net  realized  investment  gains  totaled  $928,000 in 2001,  compared  to losses of  $688,000  in 2000.  The gross gain in 2001 was partially  offset by losses on securities in the fixed maturity  portfolio.  The most  significant  loss was  $2,636,000  related to
Enron  securities.  In addition net realized  losses were  incurred due to  redemption's  of mutual fund  holdings in support of the
Company's  non-qualified  deferred  compensation program. The change from 1999 to 2000 was primarily due to realized losses on sales of securities in the fixed  maturity  portfolio.  These losses were  partially  offset by realized  gains on sales of fixed maturity investments and mutual funds.

The change in annuity policy  reserves  includes  changes in reserves  related to annuity  contracts with mortality risks as well as the company's  guaranteed minimum death benefit ("GMDB")  liability.  The GMDB reserve decreased  $43,984,000 in 2001, as the result of an update of certain  reserve  assumptions  during 2001 to reflect more realistic  expectations  as to risks inherent in the GMDB liability.  These changes  reduced the GMDB liability  significantly.  Previous  assumptions  had been based on statutory  valuation principles as an  approximation  for  accounting  principles  generally  accepted in the United States ("U.S.  GAAP").  In addition, future  mortality  rates have been lowered to reflect  favorable past  experience.  This decrease in 2001 compares to an increase in
GMDB reserves of $44,186,000 in 2000.

Certain assumptions were also updated in the calculation of the deferred acquisition cost asset,  however,  offsetting the resulting increase in earnings and equity as a result of changes in the GMDB  liability.  The  amortization  of such costs are  determined  in large part by changes in the  expectations  of future  gross  profits of the  variable  annuity  business.  In 2001,  the decline in equity  markets  resulted in a  significantly  lower estimate of future gross profits,  thereby  increasing the expenses  recognized through amortization.

In 1999,  the Company began to develop a program  utilizing  equity put options to manage the risks  embedded in the GMDB in annuity contracts that would result from significant  declines in the equity markets.  Prior to the  implementation  of the hedge strategies utilizing equity put options,  the Company had reinsured  substantially  all of its exposure on the GMDB liability.  The reinsurance was terminated during the second quarter of 1999 as the reinsurer exited this market.

Return  credited to  contractowners  consists of revenues on the variable  and market value  adjusted  annuities  and variable  life insurance,  offset by the benefit  payments  and changes in  reserves  required on this  business.  Market  value  adjusted  annuity activity  has the  largest  impact on this  benefit.  In 2001 and 2000,  the  Separate  Account  investment  returns  on the  assets supporting  market value adjusted  annuities were less than the expected returns as calculated in the reserves,  contributing to the significant  increase in the return credited to  contractholders  benefit.  In addition,  this benefit  increased as a result of the amortization of unearned  Performance  Advantage target value credits,  which increased  $12,814,581 in 2001 over 2000 due primarily to increased  sales of products  containing  this feature.  Other  significant  contributors to the change from 2000 to 2001 include guaranteed minimum death benefit payments on variable  annuities,  which were driven up due to the market declines in 2001, totaling
$2,569,000  net of gains on equity put  options as well as  increased  costs  associated  with  processing  of  backdated  financial transactions.

Underwriting, acquisition and other insurance expenses for 2001, 2000 and 1999 were as follows:

                 (table in thousands)                        2001               2000              1999
                                                             ----               ----              ----
Commissions and purchase credits                           $ 238,847         $ 393,494      $     358,279
General operating expenses                                   167,044           252,206            214,269
Acquisition costs deferred during the year                  (209,136)         (495,103)          (450,059)
Acquisition costs amortized during the year                  224,047           184,616             83,861
                                                           ---------         ---------          ---------
Net amortization of deferred acquisition costs                14,911          (310,487)          (366,198)
                                                           ---------         ----------         ----------
Underwriting, acquisition and other insurance
     expenses                                              $ 420,802         $ 335,213          $ 206,350
                                                           =========         =========          =========

Underwriting,  acquisition  and other  insurance  expenses  increased  26% and 62% in 2001 and 2000,  respectively.  Lower sales and asset levels in 2001 led to a 39% decease in  commissions  and purchase  credits.  Partially  offsetting  this decline,  the company launched a  commission  promotion  program  during  2001,  which  increased  commissions  as a  percentage  of new sales.  Increased commissions and purchase credits reflect the increase in sales in both 2000 and 1999.

General  operating  expenses  decreased 34% from 2000 as a result of lower sales-based  compensation and expense reduction  programs implemented  in 2001 (see Note 18 to the  consolidated  financial  statements).  In addition,  variable  compensation  and long-term incentive plan expense have  decreased due to the slowdown in sales and decline in equity  markets.  Significant  investments in new product development and Internet-based technology contributed to general operating expense increases in both 2001 and 2000.

The company  updated  certain  assumptions in the calculation of expected gross profits used to develop  deferred  acquisition  cost amortization  rates to reflect more recent  experience and current equity market  conditions.  As a result of this the  amortization of such costs increased significantly over the year 2000.

The  amortization of acquisition  costs increased  substantially  in 2000 compared to 1999 as the associated costs from record sales in late 1999 and early 2000 were recognized in accordance with profit and expense recognition models under U.S. GAAP.

Interest  expense  decreased  $12,574,000  in 2001 as a result of the reduction in borrowing and increased  $16,496,000 in 2000 as a result of additional  securitized  financing  transactions,  which consist of the transfer of rights to receive  future fees to ASI,
which  fees   collateralize   notes  issued  in  private   placements  by  ASI  through  special  purpose  trusts   ("securitization
transactions").  In  addition,  the Company paid down surplus  notes on December 3, 2001 and  December 10, 2000 of  $15,000,000  and
$20,000,000  respectively.  Surplus  notes  outstanding  as of December 31, 2001 and 2000  totaled  $144,000,000  and  $159,000,000, respectively.

The  effective  income tax rates for the years ended  December 31,  2001,  2000 and 1999 were 18%,  32% and 28%,  respectively.  The effective  rate is lower than the  corporate  rate of 35% due to permanent  differences,  with the most  significant  item being the dividend  received  deduction.  Management  believes that,  based on the taxable income  produced in the past two years,  as well as continued  growth in annuity sales, the Company will produce  sufficient  taxable income in future years to realize its deferred tax assets.

The Company  generated net income after tax of  $33,099,000,  $64,817,000  and  $76,169,000  in 2001,  2000 and 1999,  respectively.
Equity market  volatility  during 2001 directly  impacted  revenues,  sales and ultimately  expenses for the company.  Revenues were lower than expected due to the  significant  drop in sales year over year, as well as the negative  performance  of the mutual funds underlying  annuity and  insurance  contracts.  Benefits  were higher than  expected  due to the death  claims paid in excess of the account values of the specific  contracts due to GMDB  provisions in such  contracts.  Expenses were  relatively  higher compared to sales and assets than in prior  periods.  Expense  reduction  programs  were  implemented  during the year to better match  expenses incurred  with sales  activity and  management  of the book of business.  Revenue  increases in 2000 were more than offset by higher benefits and expenses driven primarily from the increase in the reserve  requirement  related to the GMDB as a result of the decline in the equity markets.  Investments in new product development and technology also contributed to the increase in expenses.

The Company  considers  Mexico an emerging market and has invested in the Skandia Vida operations with the expectation of generating profits from long-term  savings products in future years. As such,  Skandia Vida has generated net losses of $2,619,000,  $2,540,000 and $2,523,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

Total assets declined 12% in 2001 as a direct result of the decrease in separate  account assets.  Separate  account assets declined consistent with the drop in the equity market, offset in part by new net sales activity.

Liabilities  declined 12% in 2001 as a result of several  factors.  Reserves and Separate  Account  liabilities  required to support the annuity and life insurance  business declined  consistent with market valuing of the underlying assets as well as the changes in the GMDB reserve.  Payable to affiliate  increased due to borrowing from ASI to support  temporary  operating cash needs.  Reduction in Future Fees Payable to ASI declined,  consistent with the  securitization  transaction cash flow realized on the designated block of contracts.

Significant Accounting Policies
-------------------------------

For information on the Company's significant  accounting policies,  see Notes to Consolidated  Financial  Statements.  Specifically,
for Deferred  Acquisition  Costs,  see Note 21, for Separate  Accounts,  see Note 20 and for the Company's  employee  profit sharing programs, see Note 13.

Liquidity and Capital Resources
-------------------------------

The Company's liquidity requirement was met by cash from insurance operations, investment activities and borrowings from ASI.

In 2001, the Company had net positive  operating  cash flow as a result of increased cash from insurance  operations and a decreased acquisition  cost cash flow strain due to the  reduction in sales  activity.  In 2000,  the majority of the  operating  cash outflow resulted from the sale of variable  annuity and variable life products that carry a contingent  deferred sales charge.  This type of product  causes a temporary  cash strain in that 100% of the  proceeds  are  invested in separate  accounts  supporting  the product leaving a cash (but not  capital)  strain  caused by the  acquisition  cost for the new  business.  This cash  strain  required  the
Company to look beyond the cash made available by insurance  operations  and  investments of the Company to financing in the form of surplus notes, capital contributions, cash advances, securitization transactions and modified coinsurance reinsurance arrangements:

During 2001 and 2000, the Company  received  $45,500,000 and  $69,000,000,  respectively,  from ASI to support the solvency  capital needs and anticipated growth in business of its U.S.  operations.  In addition,  the Company received $2,500,000 and $2,450,000 from
ASI in 2001 and 2000, respectively, to support its investment in Skandia Vida.

In 2001, in anticipation of more permanent financing,  the Company received approximately  $100,000,000 from ASI in the form of cash advances.  These amounts are reported as Payable to Affiliates in the Consolidated Statements of Financial Condition.

Funds received from new  securitization  transactions  amounted to  $476,288,000 in 2000 (see Note 8 to the  consolidated  financial statements).

During 2001 and 2000, the Company extended its reinsurance  agreements.  The Company also entered into a reinsurance  agreement with
SICL in 2000. The reinsurance  agreements are modified  coinsurance  arrangements  where the reinsurer shares in the experience of a specific book of business.

The Company expects the continued use of reinsurance and  securitization  transactions to fund the cash strain  anticipated from the acquisition costs on future years' sales volume.

As of December 31, 2001 and 2000,  shareholder's  equity totaled  $577,668,000 and  $496,911,000,  respectively.  The increases were driven by the previously mentioned capital contributions received from ASI and net income from operations.

The Company has long-term surplus notes and short-term borrowings from ASI.  No dividends have been paid to ASI.

The National Association of Insurance  Commissioners  ("NAIC") requires insurance companies to report information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These requirements are intended to allow insurance  regulators to identify companies that may need regulatory  attention.  The RBC model law requires that insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks.  The formula  includes  components for asset risk,  insurance risk,  interest rate risk and business risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

Effects of Inflation
--------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company believes that it is well positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning  concerns and supplemental  retirement  needs. The Company has renewed its focus on its core variable annuity  business,  offering  innovative long-term  savings and income products,  strengthening its wholesaling  efforts and providing  consistently good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits  affiliation among banks,  securities firms and insurance  companies.  This legislative change has created  opportunities for continued  consolidation in the financial services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company  such as pension  reform,  capital  gains and estate tax changes, privacy  standards and Internet  regulation.  Additional  pension reform may change  current tax deferral rules and allow  increased contributions to retirement plans,  which may lead to higher  investments in tax-deferred  products and create growth  opportunities for the Company.  A capital gains tax  reduction may cause  tax-deferred  products to be less  attractive to consumers,  which could adversely  impact the Company.  New privacy  standards  and Internet  regulation  may impact the  Company's  strategic  initiatives, especially related to potential business relationships with web-based technology providers.

Forward Looking Information
---------------------------

The Private Securities  Litigation Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for forward-looking  statements,  so long as those statements are identified as forward-looking,  and the statements are accompanied by meaningful  cautionary statements that identify  important  factors that could cause actual results to differ  materially  from those  discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and Analysis of Financial  Condition  and Results of Operations is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These  forward-looking  statements  rely on a number  of  assumptions  concerning  future  events,  and are  subject  to a number of significant  uncertainties  and  results to differ  materially  from these  statements.  You should not put undue  reliance on these forward-looking  statements.  We disclaim any intention or obligation to update or revise forward-looking  statements,  whether as a result of new information, future events or otherwise.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest rates and equity prices.  The following  discussion  focuses on specific  exposures the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks, and includes  "forward-looking  statements" that involve risk and uncertainties.  The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

Interest Rate Risk
------------------

Fluctuations  in interest rates can  potentially  impact the Company's  profitability  and cash flows.  At December 31, 2001, 97% of assets  held under  management  by the Company are in  non-guaranteed  Separate  Accounts  for which the  Company's  exposure is not significant,  as the contractowner  assumes  substantially all the investment risk. On the remaining 3% of assets, the interest rate risk from  contracts  that carry  interest rate exposure is managed  through an  asset/liability  matching  program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2001, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate  annuities,  fixed supplementary  contracts,  the fixed investment option offered in its variable life insurance  contracts,  and in support of the Company's target solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these investments.  All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's  deferred  annuity  products  offer a fixed option which  subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the  contractowner.  Guarantee  period options  available range from one to ten years.  Withdrawal of funds, or transfer of funds to variable  investment  options,  before the end of the guarantee period subjects the  contractowner  to a market value  adjustment  ("MVA").  In the event of rising  interest rates,  which make the fixed maturity  securities  underlying the guarantee less valuable,  the MVA could be negative.  In the event of declining  interest rates, which make the fixed maturity  securities  underlying the guarantee more valuable,  the MVA could be positive.  The resulting increase or decrease in the value of the fixed option,  from  calculation of the MVA,  should  substantially  offset the increase or decrease in the market value of the securities underlying the guarantee.  The Company maintains strict  asset/liability  matching to enable this offset.  However, the Company still takes on the default risk for the underlying  securities,  the interest rate risk of reinvestment  of  interest  payments  and the risk of failing to maintain  the  asset/liability  matching  program  with  respect to duration and convexity.

Liabilities  held in the  Company's  guaranteed  separate  account as of December  31, 2001  totaled  $1,092,944,000.  Fixed  income investments  supporting  those  liabilities  had a fair value of  $1,092,944,000.  The Company  performed a sensitivity  analysis on these  interest-sensitive  liabilities and assets at December 31, 2001. The analysis showed that an immediate  decrease of 100 basis points in interest rates would result in a net increase in liabilities and the  corresponding  assets of  approximately  $37,300,000 and  $41,500,000,  respectively.  An  analysis  of a 100 basis point  decline in  interest  rates at December  31, 2000 showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800,000 and $39,900,000, respectively.

Equity Market Exposure
----------------------

The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the
Company.  Various  fees and  charges  earned  are  substantially  derived  as a  percentage  of the  market  value of  assets  under management.  In a market decline,  this income would be reduced.  This could be further compounded by customer  withdrawals,  net of applicable  surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed  above. A 10% decline in the market value of the assets under  management at December 31, 2001,  sustained  throughout  2002, would result in an approximate drop in related annual fee income of  $49,727,000.  This result was not materially  different than the result  obtained from the analysis performed as of December 31, 2000.

Another equity market risk exposure of the Company  relates to the guaranteed  minimum death benefit  liability.  Declines in equity markets and,  correspondingly,  the  performance  of the mutual funds  underlying  the Company's  products,  increase the guaranteed minimum death benefit liabilities.  As discussed in Note 2E of the consolidated  financial  statements,  the Company uses derivative instruments to hedge against the risk of  significant  decreases in equity  markets.  Prior to the  implementation  of this program, the Company used reinsurance to mitigate this risk.

The  Company  has a small  portfolio  of equity  investments  consisting  of mutual  funds,  which are held in support of a deferred compensation  program.  In the event of a decline  in market  values of  underlying  securities,  the value of the  portfolio  would decline;  however the accrued  benefits  payable under the related  deferred  compensation  program would decline by a corresponding amount.

Estimates of interest rate risk and equity price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the  uncertainty  of future  interest rate  movements,  volatility  in the equity  markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is a  wholly-owned  subsidiary  of  Skandia  Insurance  Company  Ltd.) as of  December  31,  2001 and  2000,  and the  related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2001. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2001 and 2000,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2001 in  conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, the Company adopted Financial Accounting Standards (FAS) No. 133, Accounting for Derivative Instruments
and Hedging Activities.

/s/ Ernst & Young LLP
------------------------------------

Hartford, Connecticut
February 2, 2002

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                        (table in thousands)

                                                                           As of December 31,
                                                                          2001            2000
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value                                  $       362,831 $       285,708
   Equity securities - at fair value                                          45,083          20,402
   Derivative instruments                                                      5,525           3,015
   Policy loans                                                                6,559           3,746
                                                                     --------------- ---------------

     Total investments                                                       419,998         312,871

Cash and cash equivalents                                                     32,231          76,499
Accrued investment income                                                      4,737           5,209
Deferred acquisition costs                                                 1,383,281       1,398,192
Reinsurance receivable                                                         5,863           3,642
Receivable from affiliates                                                     3,283           3,327
Income tax receivable                                                         30,537          34,620
State insurance licenses                                                       3,963           4,113
Fixed assets                                                                  20,734          10,737
Other assets                                                                  96,967          96,403
Separate account assets                                                   26,038,549      29,757,092
                                                                     --------------- ---------------

     Total assets                                                    $    28,040,143 $    31,702,705
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future insurance policy and contract benefits           $        89,740 $       135,545
Drafts outstanding                                                            64,438          63,758
Accounts payable and accrued expenses                                        160,261         137,040
Deferred income taxes                                                         54,980           8,949
Payable to affiliates                                                        103,452               -
Future fees payable to American Skandia, Inc. ("ASI")                        797,055         934,410
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                144,000         159,000
Separate account liabilities                                              26,038,549      29,757,092
                                                                     --------------- ---------------

     Total Liabilities                                                    27,462,475      31,205,794
                                                                     --------------- ---------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   335,329         287,329
Retained earnings                                                            239,078         205,979
Accumulated other comprehensive income                                           761           1,103
                                                                     --------------- ---------------

     Total Shareholder's equity                                              577,668         496,911
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    28,040,143 $    31,702,705
                                                                     =============== ===============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                       (tables in thousands)

                                                                       For the Year Ended December 31,
                                                                      2001          2000           1999
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    378,693  $    424,578  $    289,989
Fee income                                                             111,196       130,610        83,243
Net investment income                                                   20,126        11,656        10,441
Premium income                                                           1,218         3,118         1,278
Net realized capital gains (losses)                                        928          (688)          578
Other                                                                    1,222         2,348         1,832
                                                                  ------------  ------------  ------------

   Total revenues                                                      513,383       571,622       387,361
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   1,955           751           612
   Change in annuity and life insurance policy reserves                (39,898)       45,018         3,078
   Cost of minimum death benefit reinsurance                                 -             -         2,945
   Return credited to contractowners                                    16,833         9,046        (1,639)
                                                                  ------------  ------------  -------------

                                                                       (21,110)       54,815         4,996

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          420,802       335,213       206,350
   Interest expense                                                     73,424        85,998        69,502
                                                                  ------------  ------------  ------------

                                                                       494,226       421,211       275,852
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         473,116       476,026       280,848
                                                                  ------------  ------------  ------------

     Income from operations before income tax                           40,267        95,596       106,513

       Income tax expense                                                7,168        30,779        30,344
                                                                  ------------  ------------  ------------

         Net income                                               $     33,099  $     64,817  $     76,169
                                                                  ============  ============  ============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                        (table in thousands)

                                                                  For the Year Ended December 31,
                                                               2001             2000             1999
                                                               ----             ----             ----

Common stock:
   Beginning balance                                        $     2,500      $     2,500      $     2,000
   Increase in par value                                              -                -              500
                                                            -----------      -----------      -----------

     Ending balance                                               2,500            2,500            2,500
                                                            -----------      -----------      -----------

Additional paid in capital:
   Beginning balance                                            287,329          215,879          179,889
   Transferred to common stock                                        -                -             (500)
   Additional contributions                                      48,000           71,450           36,490
                                                            -----------      -----------      -----------

     Ending balance                                             335,329          287,329          215,879
                                                            -----------      -----------      -----------

Retained earnings:
   Beginning balance                                            205,979          141,162           64,993
   Net income                                                    33,099           64,817           76,169
                                                            -----------      -----------      -----------

     Ending balance                                             239,078          205,979          141,162
                                                            -----------      -----------      -----------

Accumulated other comprehensive income (loss):
   Beginning balance                                              1,103             (107)           3,535
   Other comprehensive income                                      (342)           1,210           (3,642)
                                                            ------------     -----------      ------------

     Ending balance                                                 761            1,103             (107)
                                                            -----------      -----------      ------------

       Total shareholder's equity                           $   577,668      $   496,911      $   359,434
                                                            ===========      ===========      ===========

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                        (table in thousands)

                                                                          For the Year Ended December 31,
                                                                           2001        2000        1999
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net income                                                           $    33,099 $    64,817 $    76,169
   Adjustments to reconcile net income to net
     cash provided by (used in) operating activities:
     Amortization and depreciation                                            1,833       7,565       1,495
     Deferred tax expense                                                    46,215      60,023     (10,903)
     (Decrease) increase in policy reserves                                 (34,679)     50,892       4,367
     Increase (decrease) in payable to affiliates, net                      103,496     (72,063)     69,897
     Change in income tax receivable                                          4,083     (58,888)     17,611
     Increase in other assets                                                  (564)    (59,987)    (32,954)
     Decrease in accrued investment income                                      472      (1,155)     (1,174)
     (Increase) decrease in reinsurance receivable                           (2,221)        420         129
     Net decrease (increase) in deferred acquisition costs                   14,911    (310,487)   (366,198)
     Increase (decrease) in accounts payable and accrued
expenses                                                                     23,221     (21,550)     66,763
     Increase in drafts outstanding                                             680      12,699      22,118
     Investment losses (gains) on derivatives                                 2,902      (3,435)      3,749
     Net realized capital (gains) losses on investments                        (928)        688        (578)
                                                                        ----------------------- ------------
       Net cash provided by (used in) operating activities                  192,520    (330,461)   (149,509)
                                                                        ----------- ------------------------

Cash flow from investing activities:
     Purchase of fixed maturity investments                                (462,820)   (380,737)    (99,250)
     Proceeds from sale and maturity of fixed
       maturity investments                                                 390,816     303,736      36,226
     Purchase of derivatives                                                (66,487)     (6,722)     (4,974)
     Proceeds from exercise of derivative instruments                        61,075           -           -
     Purchase of shares in equity securities                                (55,430)    (18,136)    (17,703)
     Proceeds from sale of shares in equity securities                       25,228       8,345      14,657
     Purchase of fixed assets                                               (10,773)     (7,348)     (3,178)
     Increase in policy loans                                                (2,813)     (2,476)       (701)
                                                                        ------------------------------------
       Net cash used in investing activities                               (121,204)   (103,338)    (74,923)
                                                                        ------------------------------------

Cash flow from financing activities:
     Capital contribution from parent                                        48,000      71,450      36,490
     Repayment of surplus notes                                             (15,000)    (20,000)    (14,000)
     (Decrease) increase in future fees payable to ASI, net                (137,355)    358,376     207,056
     Net (withdrawals) deposits (from) to contractowner accounts            (11,126)     11,361       5,872
                                                                        -----------------------------------
       Net cash (used in) provided by financing activities                 (115,481)    421,187     235,418
                                                                        ----------------------- -----------

       Net (decrease) increase in cash and cash equivalents                 (44,165)    (12,612)     10,986
       Cash and cash equivalents at beginning of period                      76,499      89,212      77,525
       Change in foreign currency translation, net                             (103)       (101)        701
                                                                        -----------------------------------
       Cash and cash equivalents at end of period                       $    32,231 $    76,499 $    89,212
                                                                        =========== =========== ===========
     Income taxes (received) paid                                       $   (43,130)$    29,644 $    23,637
                                                                        ======================= ===========
     Interest paid                                                      $    43,843 $    85,551 $    69,697
                                                                        ===========  ========== ===========
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2001

1.       ORGANIZATION AND OPERATION

         American  Skandia Life  Assurance  Corporation  (the  "Company") is a  wholly-owned  subsidiary of American  Skandia,  Inc.
         ("ASI") whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops long-term savings and retirement products which are distributed  through its affiliated  broker/dealer company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues variable and term life insurance and variable,  fixed, market value adjusted deferred and immediate annuities for individuals,  groups and qualified pension plans.  The Company has announced its  intention to focus on its core  variable  annuity  business by exiting the qualified pension plan market and limiting its variable life insurance  offerings to single premium  products,  as well as term life.
         The Company does not expect to incur any significant costs to exit these businesses.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled  in Mexico.  Skandia  Vida had total  shareholder's  equity of  approximately  $4,179,000  and  $4,402,000  as of
         December  31,  2001,  and 2000,  respectively.  The Company  considers  Mexico an emerging  market and has  invested in the
         Skandia Vida  operations  with the expectation of generating  profits from long-term  savings  products in future years. As such,  Skandia Vida has generated net losses of  approximately  $2,619,000,  $2,540,000  and  $2,523,000 in 2001,  2000 and
         1999, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United  States  ("U.S.  GAAP").  Intercompany  transactions  and  balances  between the
                  Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative  instruments  held by the Company  consist of equity  option  contracts  utilized to manage the economic risks associated with the guaranteed  minimum death benefits ("GMDB").  These derivative  instruments are carried at fair value.  Realized and  unrealized  gains and losses are reported in the  Consolidated  Statement of
                  Income,  consistent with the item being hedged, as a component of return credited to contractowners.  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

         C.       Future Accounting Standard
                  --------------------------

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for Goodwill and  Intangible  Assets."  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company will apply the new rules on the accounting for goodwill and other  intangible  assets beginning in the first quarter of 2002.  The Company is still  assessing the impact of the new standard,  however,  the adoption of
                  SFAS 142 is not expected to have a significant impact on the Company's financial statements.

         D.       Investments
                  -----------

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its mutual fund investments held in support of a deferred  compensation  plan (see Note
                  13) as  available-for-sale.  Such  investments  are  carried at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments are determined by the specific  identification method and are included in revenues.

         E.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk management  purposes, and not for trading or  speculation.  The Company  economically  hedges the GMDB exposure  associated  with market value fluctuations.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Based on  criteria  described  in SFAS 133,  the  Company's  hedges do not  qualify  as  "effective"  hedges  and, therefore,  hedge  accounting  may not be applied.  Accordingly,  the derivative  investments  are carried at fair value  with  changes  in  unrealized  gains and losses  being  recorded  in income.  As such,  both  realized  and unrealized gains and losses are reported in the Consolidated Statements of Income,  consistent with the item being hedged, as a component of return credited to contractowners.

         F.       Cash Equivalents
                  ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

         G.       Fair Values of Financial Instruments
                  ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                  Fair values of equity securities are based on quoted market prices.

                  The fair value of derivative instruments is determined based on the current value of the underlying index.

                  The carrying value of cash and cash equivalents  (cost)  approximates  fair value due to the short-term  nature of these investments.

                  The carrying value of short-term  borrowings (cost)  approximates fair value due to the short-term nature of these liabilities.

                  Fair  values of certain  financial  instruments,  such as future  fees  payable to ASI and  surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

         H.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of  $6,000,000 less  accumulated  amortization.  The cost of the  licenses is being  amortized on a  straight-line  basis over 40 years.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain costs  associated  with  internal use software in  accordance  with the American
                  Institute of  Certified  Public  Accountants  Statement of Position  98-1,  "Accounting  for the Costs of Software
                  Developed or Obtained for Internal Use" ("SOP 98-1").  SOP 98-1, which was adopted  prospectively as of January 1,
                  1999,  requires the  capitalization of certain costs incurred in connection with developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1, the Company  expensed all internal use software related costs as incurred.  Details  of  the  capitalized  software  costs,  which  are  included  in  fixed  assets,  and  related amortization for the years ended December 31, are as follows:

                  (table in thousands)                                  2001          2000         1999
                                                                        ----          ----         ----
                  Balance at beginning of year                        $    7,212   $    2,920    $        -
                  Software costs capitalized during the year               5,210        4,804         3,035
                  Software costs amortized during the year               (2,660)        (512)         (115)
                                                                     -----------  -----------   -----------
                  Balance at end of year                              $    9,762   $    7,212    $    2,920
                                                                     ===========  ===========   ===========

                  Capitalized software costs are amortized on a straight-line basis over three years.

         J.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carryforward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         K.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender charges and an annual maintenance fee per contract.
                  Benefit reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Fee income from mutual fund  organizations  is realized based on assets under management.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Revenues for variable immediate annuity and supplementary  contracts with and without life  contingencies  consist of certain charges against  contractowner  account values including mortality and expense risks and administration fees. Benefit reserves for variable  immediate annuity contracts  represent the account value of the contracts and are included in the separate  account  liabilities.  Revenues for market value  adjusted  fixed annuity  contracts consist of separate  account  investment  income reduced by benefit payments and changes in reserves in support of contractowner  obligations,  all of which are included in return credited to contractowners.  Benefit reserves for these contracts represent the account value of the contracts,  and are included in the general account reserve for future contractowner benefits to the extent in excess of the separate account assets.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income.  Revenues for fixed  immediate  annuity  contracts with life  contingencies  consist of single premium  payments  recognized as annuity  considerations  when received.  Benefit reserves for these contracts are based on applicable  actuarial  standards with assumed  interest rates that vary by issue year.  Assumed  interest rates ranged from 6.25% to 8.25% at December 31, 2001 and 2000.

                  Revenues for variable  life  insurance  contracts  consist of charges  against  contractowner  account  values for mortality  and expense risk fees,  administration  fees,  cost of insurance  fees,  taxes and  surrender  charges.
                  Certain  contracts also include charges against premium to pay state premium taxes.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         L.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily related to the production of new business, are being deferred, net of reinsurance.  These costs include commissions,  costs of contract issuance, and certain selling  expenses that vary with production.  These costs are being amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset based fees and  mortality  and expense  margins.  This amortization is adjusted  retrospectively  and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of the  deferred  acquisition  costs and  related  amortization  for the years ended  December  31, are as follows:

                  (in thousands)                                   2001           2000            1999
                                                                   ----           ----            ----
                  Balance at beginning of year                $  1,398,192    $  1,087,705   $    721,507
                  Acquisition costs deferred during the year
                                                                   209,136         495,103        450,059
                  Acquisition costs amortized during the
                       year                                       (224,047)       (184,616)       (83,861)
                                                              -------------   -------------  -------------
                  Balance at end of year                      $  1,383,281    $  1,398,192   $  1,087,705
                                                              ============    ============   ============

         M.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market fluctuations  associated with its GMDB liability in the first half of
                  1999. Under this reinsurance  agreement,  the Company ceded premiums of approximately  $2,945,000;  received claim reimbursements of approximately $242,000;  and, recorded a decrease in ceded reserves of approximately  $2,763,000 in 1999.

At December 31, 2001 and 2000, in accordance with the provisions of modified coinsurance agreements, the Company accrued approximately
                  $7,733,000 and $4,339,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         N.       Translation of Foreign Currency
                  -------------------------------

The financial position and results of operations of Skandia Vida are measured using local currency as the functional currency.  Assets and liabilities are translated at the exchange rate in effect at each year-end.  Statements of income and changes in shareholder's equity accounts are translated at the average rate prevailing during the year.  Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         O.       Separate Accounts
                  -----------------

      Assets and liabilities in Separate Accounts are included as separate captions in the consolidated statements of financial condition. Separate Account assets consist principally of long term bonds, investments in mutual funds, short-term securities and cash and cash equivalents, all of which are carried at fair value. The investments are managed predominately through the Company's investment advisory affiliate,

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  American Skandia  Investment  Services,  Inc.  ("ASISI"),  utilizing  various fund managers as  sub-advisors.  The remaining  investments are managed by independent  investment firms. The contractowner has the option of directing funds to a wide variety of investment  options,  most of which invest in mutual funds.  The investment risk on the variable  portion of a contract is borne by the  contractowner.  Fixed  options with minimum  guaranteed  interest rates are also available.  The Company bears the credit risk  associated  with the investments  that support these fixed options.

                  Included in Separate  Account  liabilities are reserves of  approximately  $1,092,944,000  and  $1,059,987,000  at
                  December 31, 2001 and 2000, respectively,  relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return.  Separate Account assets of approximately  $1,092,944,000  and  $1,059,987,000 at December
                  31, 2001 and 2000,  respectively,  consisting of long term bonds,  short-term  securities,  transfers due from the general account and cash and cash equivalents are held in support of these annuity obligations,  pursuant to state regulation.

         P.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions  are  related  to  deferred  acquisition  costs and  involve  policy  lapses,  investment  return  and maintenance expenses.  Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

         (table in thousands)                                                 2001        2000       1999
                                                                              ----        ----       ----
         Net income                                                        $  33,099  $  64,817   $  76,169
         Other comprehensive income:
            Unrealized investment losses on available sale securities
                                                                                (448)    (1,681)     (3,438)
            Reclassification adjustment for realized losses (gains)
              included in investment income                                      173      2,957        (660)
                                                                           ---------  ---------   ----------
            Net unrealized gains (losses) on securities                         (275)     1,276      (4,098)
            Foreign currency translation                                         (67)       (66)        456
                                                                           ---------- ----------  ---------
         Other comprehensive (loss) income                                      (342)     1,210      (3,642)
                                                                           ---------- ---------   ----------
         Comprehensive income                                              $  32,757  $  66,027   $  72,527
                                                                           =========  =========   =========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME (continued)

         Other comprehensive (loss) income is shown net of tax (benefit) expense of approximately ($184) thousand,  $651 thousand and
         ($1,961) thousand for 2001, 2000 and 1999 respectively.

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

         (table in thousands)                                                  2001         2000
                                                                               ----         ----
         Unrealized investment gains                                           $  746    $  1,021
         Foreign currency translation                                              15          82
                                                                               ------    --------
         Accumulated other comprehensive income                                $  761    $  1,103
                                                                               ======    ========

4.       INVESTMENTS

         The amortized  cost,  gross  unrealized  gains and losses and estimated fair value of fixed  maturities and  investments in equity  securities  as of December 31, 2001 and 2000 are shown  below.  All  securities  held at December 31, 2001 and 2000 were publicly traded.

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                      -------          -----           -----       -------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          ======      ========

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2001 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
         (table in thousands)                             Cost      Fair Value
                                                          ----      ----------
         Due in one year or less                      $    14,755   $    14,784
         Due after one through five years                 232,199       235,845
         Due after five through ten years                  92,984        94,289
         Due after ten years                               16,944        17,913
                                                      -----------   -----------
           Total                                      $   356,882   $   362,831
                                                      ===========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized      Estimated
         (table in thousands)                         Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    206,041   $      4,445   $        (11)  $    210,475
         Foreign government obligations                  2,791            195              -          2,986
         Obligations of state and political
              subdivisions                                 253              1              -            254
         Corporate securities                           72,237          1,565         (1,809)        71,993
                                                  ------------   ------------   -------------  ------------
              Totals                              $    281,322   $      6,206   $     (1,820)  $    285,708
                                                  ============   ============   =============  ============

         Proceeds from sales of fixed maturities during 2001, 2000 and 1999 and were  approximately  $386,816,000,  $302,632,000 and
         $32,196,000,  respectively.  Proceeds from maturities during 2001, 2000 and 1999 were approximately $4,000,000,  $1,104,000 and $4,030,000,  respectively.  The cost, gross unrealized  gains/losses and fair value of investments in equity securities at December 31are shown below:

         (table in thousands)                              Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2001                             $  49,886       $   122       $(4,925)       $45,083
         2000                             $  23,218       $   372       $(3,188)       $20,402

         Net realized investment gains (losses) were as follows for the years ended December 31:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                  $  7,597      $  1,002       $    253
           Gross losses                                   (4,387)       (3,450)          (228)

         Investment in equity securities:
           Gross gains                                     1,910         1,913            990
           Gross losses                                   (4,192)         (153)          (437)
                                                        ---------     ---------      ---------
              Totals                                    $    928      $   (688)      $    578
                                                        ========      =========      ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Fixed maturities                              $  18,788     $  13,502      $   9,461
         Cash and cash equivalents                           773         5,154          2,159
         Investment in equity securities                     622            99             32
         Policy loans                                        244            97             31
         Derivative instruments                                -        (6,939)        (1,036)
                                                      ----------    -----------    -----------
         Total investment income                          20,427        11,913         10,647
         Investment expenses                                (301)         (257)          (206)
                                                      -----------   -----------    -----------
         Net investment income                         $  20,126     $  11,656      $  10,441
                                                       ==========    ============   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

         (table in thousands)                             2001          2000           1999
                                                          ----          ----           ----
         Current tax (benefit) expense                $   (39,047)  $   (29,244)   $    41,248
         Deferred tax expense (benefit)                    46,215        60,023        (10,904)
                                                      -----------   -----------    ------------
           Total income tax expense                   $     7,168   $    30,779    $    30,344
                                                      ===========   ===========    ===========

         Deferred tax assets (liabilities) include the following at December 31:

         (table in thousands)                              2001          2000
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   241,503   $   382,826
           Future fees payable to ASI                       63,240             -
           Deferred compensation                            20,520        17,869
           Net operating loss carryforward                  14,372             -
           Surplus notes interest                            9,040         5,536
           AMT credit carryforward                           5,451             -
           Other                                             1,114           907
                                                       -----------   -----------
              Total deferred tax assets                    355,240       407,138
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs                     (404,758)     (411,417)
           Internal use software                            (3,417)       (2,524)
           Policy fees                                      (1,634)       (1,551)
           Net unrealized gains                               (411)         (595)
              Total deferred tax liabilities              (410,220)     (416,087)
                                                       ------------  ------------
                Net deferred tax asset (liability)     $   (54,980)  $    (8,949)
                                                       ============  ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense  was  different  from the amount  computed by  applying  the  federal  statutory  tax rate of 35% to pre-tax income from continuing operations as follows:

         (table in thousands)                                          2001          2000          1999
                                                                       ----          ----          ----
         Income (loss) before taxes
           Domestic                                                $   42,886    $   98,136    $  109,036
           Foreign                                                     (2,619)       (2,540)       (2,523)
                                                                   -----------   -----------   -----------
           Total                                                       40,267        95,596       106,513
           Income tax rate                                                 35%           35%           35%
                                                                   -----------   -----------   -----------
         Tax expense at federal statutory income tax rate              14,094        33,459        37,280

         Tax effect of:
           Dividend received deduction                                 (8,400)       (7,350)       (9,572)
           Losses of foreign subsidiary                                   917           889           883
           Meals and entertainment                                        603           841           664
           State income taxes                                             (62)         (524)        1,071
           Other                                                           16         3,464            18
                                                                   ----------    ----------    ----------
              Income tax expense                                   $    7,168    $   30,779    $   30,344
                                                                   ==========    ==========    ==========

         The Company's net operating loss  carryforwards,  totaling  approximately  $41,063,000 at December 31, 2001, will expire in
         2016.

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia  Information  Services and Technology  Corporation  ("ASIST"),  an affiliated  company.
         The Company has also charged  operating costs to several of its  affiliates.  The total cost to the Company for these items was  approximately  $6,179,000,  $13,974,000  and  $11,136,000 in 2001,  2000 and 1999,  respectively.  Income received for these items was approximately $13,166,000, $11,186,000 and $3,919,000 in 2001, 2000 and 1999, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed were approximately  $6,391,000,  $5,842,000 and $1,441,000 in 2001, 2000 and 1999, respectively.  As of December
         31, 2001 and 2000, amounts receivable under this agreement were approximately $639,000 and $492,000, respectively.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights  transferred  provide for ASI to receive a percentage (60%, 80% or
         100% depending on the underlying  commission option) of future mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected  to be  realized  over the  remaining  surrender  charge  period of the  designated contracts (generally 6 to 8 years).

         Payments,  representing  fees and  charges  in the  aggregate  amount,  of  approximately  $207,731,000,  $219,454,000  and
         $131,420,000  were  made by the  Company  to ASI in  2001,  2000  and  1999,  respectively.  Related  interest  expense  of approximately  $59,873,000,  $70,667,000  and  $52,840,000  has been  included in the  statement  of income for 2001,  2000 and1999, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to ASI under the Purchase Agreement subject to certain terms and conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                           Closing      Effective       Contract Issue        Discount       Present
        Transaction         Date          Date              Period              Rate          Value
        -----------         ----          ----              ------              ----          -----

           1996-1          12/17/96        9/1/96        1/1/94 - 6/30/96       7.5%           $50,221
           1997-1           7/23/97        6/1/97        3/1/96 - 4/30/97       7.5%            58,767
           1997-2          12/30/97       12/1/97        5/1/95 - 12/31/96      7.5%            77,552
           1997-3          12/30/97       12/1/97        5/1/96 - 10/31/97      7.5%            58,193
           1998-1           6/30/98        6/1/98        1/1/97 - 5/31/98       7.5%            61,180
           1998-2          11/10/98       10/1/98        5/1/97 - 8/31/98       7.0%            68,573
           1998-3          12/30/98       12/1/98        7/1/96 - 10/31/98      7.0%            40,128
           1999-1           6/23/99        6/1/99        4/1/94 - 4/30/99       7.5%           120,632
           1999-2          12/14/99       10/1/99       11/1/98 - 7/31/99       7.5%           145,078
           2000-1           3/22/00        2/1/00        8/1/99 - 1/31/00       7.5%           169,459
           2000-2           7/18/00        6/1/00        2/1/00 - 4/30/00      7.25%            92,399
           2000-3          12/28/00       12/1/00        5/1/00 - 10/31/00     7.25%           107,291
           2000-4          12/28/00       12/1/00        1/1/98 - 10/31/00     7.25%           107,139

         Expected payments of future fees payable to ASI as of December 31, 2001 are as follows:

           (table in thousands)           Year             Amount
                                          ----             ------

                                          2002      $   175,357
                                          2003          171,345
                                          2004          156,842
                                          2005          132,702
                                          2006          102,188
                                          2007           50,821
                                          2008            7,800
                                                    -----------
                                          Total         $797,055
                                                        ========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company entered into a lease agreement for office space in  Westminster,  Colorado,  effective  January 1, 2001.  Lease expense for 2001,  2000 and 1999 was  approximately  $8,404,000,  $6,593,000  and  $5,003,000,  respectively.  Future minimum lease payments per year and in aggregate as of December 31, 2001 are as follows:

              (table in thousands)       2002                          $   7,913
                                         2003                              8,087
                                         2004                              8,570
                                         2005                              8,609
                                         2006                              8,698
                                         2007 and thereafter              41,711
                                                                       ---------
                                         Total                         $  83,588
                                                                       =========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company maintains cash, bonds and notes on deposit with various  states.  The carrying  value of these  deposits  amounted to  approximately  $4,822,000  and $4,636,000 as of
         December  31,  2001  and  2000,  respectively.  These  deposits  are  required  to be  maintained  for  the  protection  of contractowners within the individual states.

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory  basis  shareholder's  equity was  approximately  $226,780,000  and  $342,804,000  at December 31, 2001 and 2000,
         respectively.

         The Company  incurred  statutory  basis net losses for 2001 of  approximately  $121,957,000  due  primarily to  significant declines in the equity  markets  during the year as well as increased  levels of operating  expenses  relative to revenues.
         Statutory basis net income for 2000 was $11,550,000, as compared to losses of $17,672,000 in 1999.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from operations.  At December 31, 2001, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized  the Company to increase  the par value of its capital  stock from
         $80 per share to $100 per share in order to comply with minimum  capital  levels as required by the  California  Department of Insurance.  This  transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis financial  statements in accordance with accounting  practices  prescribed by the
         State  of  Connecticut  Insurance  Department.  Prescribed  statutory  accounting  practices  include  publications  of the
         National  Association of Insurance  Commissioners  (NAIC),  as well as state laws,  regulations and general  administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification  was a one-time,  cumulative  change in accounting  benefit  recorded  directly in statutory surplus of approximately $12,047,000.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory  method of accounting for its liability  associated with  securitized  variable  annuity fees.  Under the new method of accounting,  the liability for securitized  fees is established  consistent with the method of accounting for the liability  associated with variable annuity fees ceded under reinsurance  contracts.  This equates to the statutory liability at any valuation date being equal to the  Commissioners  Annuity Reserve  Valuation Method (CARVM) offset related to the  securitized  contracts.  The impact of this change in  accounting,  representing  the  difference  in the liability calculated  under the old method  versus the new method as of January 1,  2001,  was  reported  as a  cumulative  effect of change in accounting benefit recorded directly in statutory surplus of approximately $20,215,000.

13.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company  provides a 50% match on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's  salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and  certain  of its  affiliates.  Company  contributions  to this plan on behalf of the  participants  were  approximately
         $2,738,000, $3,734,000 and $3,164,000 in 2001, 2000 and 1999, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Company  contributions to this plan on behalf of the participants  were  approximately  $345,000,  $399,000 and
         $193,000 in 2001, 2000 and 1999, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      EMPLOYEE BENEFITS (continued)

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees  below the officer level.  These programs  consist of multiple plans with new plans  instituted each year.  Generally,  participants  must remain  employed by the Company or its  affiliates at the time such units are payable in order to receive any  payments  under the  programs.  The accrued  liability  representing  the value of these units was approximately  $13,645,000  and $31,632,000 as of December 31, 2001 and 2000,  respectively.  Payments under these programs were approximately $8,377,000, $13,542,000, and $4,079,000 in 2001, 2000 and 1999, respectively.

14.      REINSURANCE

         The Company  cedes  insurance to other  insurers in order to limit its risk  exposure.  Such  transfer does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their  obligation could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2001, 2000 and 1999 was as follows:

         (table in thousands)

        2001                                                             Gross         Ceded           Net
        ----                                                             -----         -----           ---
        Annuity and life insurance charges and fees                  $   430,913    $   (52,220)  $   378,693
        Change in annuity and life insurance policy reserves         $   (35,835)   $    (4,063)  $   (39,898)
        Return credited to contractowners                            $    16,741    $        92   $    16,833

        2000
        ----
        Annuity and life insurance charges and fees                  $   477,802    $   (53,224)  $   424,578
        Change in annuity and life insurance policy reserves         $    45,784    $      (766)  $    45,018
        Return credited to contractowners                            $    13,607    $    (4,561)  $     9,046

        1999
        ----
        Annuity and life insurance charges and fees                  $   326,670    $   (36,681)  $   289,989
        Change in annuity and life insurance policy reserves         $     4,151    $    (1,073)  $     3,078
        Return credited to contractowners                            $    (1,382)   $      (257)  $    (1,639)

         In December 2000, the Company  entered into a modified  coinsurance  agreement with SICL covering  certain  contracts  issued since January 1996. The impact of this treaty to the Company was a pre tax loss of  approximately  $4,917,000 in 2001 and pre tax income of  approximately  $7,067,453 in 2000. At December 31, 2001 and 2000,  approximately  $12,983,000  and $6,109,000, respectively, was payable to SICL under this agreement.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2001 and
         2000, and interest expense for 2001, 2000 and 1999 were as follows:

                                                     Liability as of
         (table in thousands)                         December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2001          2000          2001         2000         1999
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994           7.28%               -             -             -          732          738
         March 28, 1994              7.90%               -             -             -          794          801
         September 30, 1994          9.13%               -        15,000         1,282        1,392        1,389
         December 28, 1994           9.78%               -             -             -            -        1,308
         December 19, 1995           7.52%          10,000        10,000           763          765          762
         December 20, 1995           7.49%          15,000        15,000         1,139        1,142        1,139
         December 22, 1995           7.47%           9,000         9,000           682          684          682
         June 28, 1996               8.41%          40,000        40,000         3,411        3,420        3,411
         December 30, 1996           8.03%          70,000        70,000         5,699        5,715        5,698
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                    $144,000      $159,000       $12,976      $14,644      $15,928
                                                 ==========    ==========    =========    =========    =========

         On December 3, 2001, a surplus note,  dated September 30, 1994, for $15,000,000 was repaid.  On December 27, 2000,  surplus notes for  $10,000,000,  dated  February 18, 1994,  and  $10,000,000,  dated March 28, 1994,  were repaid.  On December 10,
         1999, a surplus note,  dated December 28, 1994, for $14,000,000  was repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the Insurance  Commissioner  of the State of  Connecticut.  At December 31, 2001 and 2000,  approximately  $25,829,000  and
         $15,816,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan payable to ASI at December  31, 2001 and 2000 as part of a revolving  loan agreement.  The loan has an interest  rate of 3.67% and matures on March 12, 2002.  The total related  interest  expense to the Company was  approximately  $522,000,  $687,000 and $585,000 in 2001,  2000 and 1999,  respectively.  Accrued  interest payable was approximately $113,000 and $222,000 as of December 31, 2001 and 2000, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account assets,  which are carried at fair value, are adequate to pay such  withdrawals,  which are generally  subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

18.      RESTRUCTURING CHARGES

         On March 22, 2001,  and  December 3, 2001,  the Company  announced  separate  plans to reduce  expenses to better align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the  Company.  Estimated  pre-tax  severance  benefits  of  approximately  $8,500,000  have been  charged  against  2001 operations  related to these  reductions.  These charges have been reported in the  Consolidated  Statements of Income as a
         component  of  Underwriting,   Acquisition  and  Other  Insurance  Expenses.   As  of  December  31,  2001,  the  remaining
         restructuring liability, relating primarily to the December 3, 2001 plan, was approximately $4,104,000.

19.      COMMITMENTS AND CONTINGENT LIABILITIES

         As of the date of this filing,  the Company is not involved in any legal proceedings  outside of the ordinary course of its business  operations.  The Company is involved in pending and threatened  legal  proceedings in the ordinary  course of its
         business   operations.   While  the  outcome  of  these  legal  proceedings  cannot  be  determined  at  this  time,  after consideration  of  the  defenses  available  to the  Company,  applicable  insurance  coverage  and  any  related  reserves established,  these legal  proceedings  are not  expected to result in  liability  for  amounts  material to the  financial condition of the Company, although they may adversely affect results of operations in future periods.

20.      SEGMENT REPORTING

         In recent  years,  in order to complete  the array of products  offered by the  Company and its  affiliates  to meet a wide variety of financial  planning,  the Company  developed  variable  life  insurance and  qualified  retirement  plan annuity products.  Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an Enterprise  and Related
         Information,"  and the  Company  does not  anticipate  that they will do so in the future due to a change in the  Company's strategy.  On March 15,  2002,  the  Company  announced  that it will no longer  accept  new  business  for the  funding of qualified  retirement  plans,  effective July 31, 2002 and will not accept  applications for it's flexible premium variable insurance  products that are signed after April 1, 2002 or received after April 15, 2002.  The Company  intends to continue to accept additional  contributions to existing qualified plans, to service and accept additional premiums for its existing flexible  premium  variable  insurance  contracts,  and to  continue  to offer and sell its single  premium  variable  life insurance products.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   131,096   $   128,665    $   114,714    $   117,854
        Net investment income*                           5,381         4,997          5,006          4,742
        Net realized capital gains (losses)              1,902           373            376         (1,723)
                                                  ------------  ------------   ------------   -------------
        Total revenues                                 138,379       134,035        120,096        120,873
        Benefits and expenses*                         122,940       110,644        115,313        124,219
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              15,439        23,391          4,783         (3,346)
        Income taxes                                     4,034         7,451           (480)        (3,837)
                                                  ------------  ------------   -------------  -------------
        Net income                                 $    11,405   $    15,940    $     5,263    $       491
                                                  ============  ============   ============   ============

        *     For the quarters  ended March 31, 2001,  June 30, 2001 and  September  30, 2001,  the Company had reported  investment
              performance   associated  with  its  derivatives  as  net  investment  income.  The  above  presentation   reflects  a
              reclassification of these amounts to benefits and expenses.

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $   137,255   $   139,317    $   147,923    $   136,159
        Net investment income                            2,876         3,628          4,186            966
        Net realized capital gains (losses)                729        (1,436)          (858)           877
                                                  ------------  -------------  -------------  ------------
        Total revenues                                 140,860       141,509        151,251        138,002
        Benefits and expenses                          106,641       121,356        137,514        110,515
                                                  ------------  ------------   ------------   ------------
        Pre-tax net income                              34,219        20,153         13,737         27,487
        Income taxes                                    10,038         5,225          3,167         12,349
                                                  ------------  ------------   ------------   ------------
        Net income                                 $    24,181   $    14,928    $    10,570    $    15,138
                                                  ============  ============   ============   ============

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

21.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 (table in thousands)                                Three Months Ended
                                                  ----------------------------------------------------------
                          1999                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance
          revenues                                 $    78,509   $    88,435    $    97,955    $   111,443
        Net investment income                            2,654         2,842          2,735          2,210
        Net realized capital gains                         295            25            206             52
        Total revenues                                  81,458        91,302        100,896        113,705
        Benefits and expenses                           64,204        67,803         71,597         77,244
        Pre-tax net income                              17,254        23,499         29,299         36,461
        Income taxes                                     3,844         7,142          7,898         11,460
        Net income                                 $    13,410   $    16,357    $    21,401    $    25,001
                                                  ============  ============   ============   ============

                               APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate  Account B consists  of  multiple  Sub-accounts.  Each  Sub-account  invests  only in a single  mutual  fund or mutual fund portfolio.  All or some of these  Sub-accounts  are available as investment  options for other variable  annuities we offer pursuant to different prospectuses.

Unit Prices And Numbers Of Units:  The following table shows:  (a) the Unit Price,  as of the dates shown,  for Units in each of the
Sub-accounts of Separate Account B that are being offered pursuant to this Prospectus;  and (b) the number of Units  outstanding for each  such  Sub-account  as of the  dates  shown.  The year in which  operations  commenced  in each  such  Sub-account  is noted in parentheses.  To the extent a Sub-account  commenced  operations during a particular  calendar year, the Unit Price as of the end of the period reflects only the partial year results from the  commencement of operations  until December 31st of the applicable  year.
The  portfolios  in  which a  particular  Sub-account  invests  may or may not have  commenced  operations  prior  to the date  such
Sub-account  commenced  operations.  The initial offering price for each Sub-account was $10.00.  Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2002.

Beginning  November 18, 2002,  multiple Unit Prices will be calculated  for each  Sub-account  of Separate  Account B to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for the Guaranteed Return Option offered under this Annuity.

                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                           2001        2000        1999        1998       1997        1996       1995       1994       1993      1992
----------------------------------------------------------------------------------------------------------------------------------------
AST Strong
International Equity 1
(1989)
Unit Price                   $24.28       31.88       43.99      27.18       22.95      19.70      18.23      16.80      16.60    12.37
Number of Units          17,388,860  19,112,622  16,903,883 17,748,560  17,534,233 17,220,688 14,393,137 14,043,215  9,063,464 1,948,773
                                                                                                                               ---------
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AST Janus Overseas
Growth
(1997)
Unit Price                   $13.54       17.96       24.16      13.41       11.70          -          -          -          -        -
Number of Units          40,507,419  57,327,711  61,117,418 43,711,763  21,405,891          -          -          -          -        -
                                                                                                                               ---------
----------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth 2
(1997)
Unit Price                   $12.85       17.92       21.66      13.30       11.35          -          -          -          -        -
Number of Units          37,487,425  17,007,352   6,855,601  5,670,336   2,857,188          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
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AST DeAM
International
Equity 3
(1994)
Unit Price                   $10.77       16.12       23.45      12.54       11.46      11.39      10.23          -          -        -
Number of Units          13,627,264  16,245,805   8,818,599  9,207,623   9,988,104  9,922,698  2,601,283          -          -        -
                                                                                                                               ---------
----------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global
Equity
(1999)
Unit Price                    $8.94       10.08       11.01          -           -          -          -          -          -        -
Number of Units           5,806,567   2,803,013     116,756          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
AST PBHG Small-Cap
Growth 4
(1994)
Unit Price                   $19.84       21.51       42.08      17.64       17.28      16.54      13.97      10.69          -        -
Number of Units          23,048,821  25,535,093  32,134,969 15,003,001  14,662,728 12,282,211  6,076,373  2,575,105          -        -
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                                                                       Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------------
                           2001        2000        1999        1998       1997        1996       1995       1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------
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AST DeAM Small-
Cap Growth 5
(1999)
Unit Price                    $8.46       11.98       15.37          -           -          -          -          -          -         -
Number of Units          60,703,791  63,621,279  53,349,003          -           -          -          -          -          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth
(2000)
Unit Price                    $7.10        9.08           -          -           -          -          -          -          -         -
Number of Units           6,499,066     196,575           -          -           -          -          -          -          -         -
                                                                                                                               ----------
-----------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Small-Cap Value 6
(1998)
Unit Price                   $15.12       13.95       10.57       9.85           -          -          -          -          -         -
Number of Units          26,220,860  15,193,053   6,597,544  4,081,870           -          -          -          -          -         -
                                                                                                                               ----------
-----------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value 7
(1997)
Unit Price                   $14.08       13.35       11.11      11.20       12.70          -          -          -          -         -
Number of Units          35,483,530  23,298,524  21,340,168 24,700,211  14,612,510          -          -          -          -         -
                                                                                                                               ----------
-----------------------------------------------------------------------------------------------------------------------------------------
AST Janus Mid-Cap
Growth
(2000)
Unit Price                    $3.88        6.58           -          -           -          -          -          -          -         -
Number of Units          17,045,776   9,426,102           -          -           -          -          -          -          -         -
                                                                                                                               ----------
-----------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Growth 8
(1994)
Unit Price                   $18.95       25.90       28.58      19.15       16.10      13.99      12.20       9.94          -         -
Number of Units          25,717,164  26,517,850  13,460,525 13,389,289  11,293,799  9,563,858  3,658,836    301,267          -         -
                                                                                                                               ----------
-----------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger
Berman
Mid-Cap Value 9
(1993)
Unit Price                   $20.16       21.09       16.78      16.10       16.72      13.41      12.20       9.81      10.69         -
Number of Units          47,298,313  44,558,699  37,864,586 16,410,121  11,745,440  9,062,152  8,642,186  7,177,232  5,390,887         -
                                                                                                                               ----------
-----------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap
Growth
(2000)
Unit Price                    $5.54        6.74           -          -           -          -          -          -          -         -
Number of Units         125,442,916  28,229,631           -          -           -          -          -          -          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value
(2000)
Unit Price                    $9.71       10.06           -          -           -          -          -          -          -         -
Number of Units          14,934,570   1,273,094           -          -           -          -          -          -          -         -
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                                                                       Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------------
                           2001        2000        1999        1998       1997        1996       1995       1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------
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AST T. Rowe Price
Natural Resources
(1995)
Unit Price                   $19.71       19.86       15.88      12.57       14.46      14.19      11.01          -          -         -
Number of Units           6,565,088   6,520,983   6,201,327  5,697,453   7,550,076  6,061,852    808,605          -          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------
AST Alliance
Growth 10
(1996)
Unit Price                   $14.61       17.38       20.44      15.48       12.33      10.89          -          -          -         -
Number of Units          29,478,257  25,796,792  17,059,819 19,009,242  18,736,994  4,324,161          -          -          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                    $8.02       10.38       11.27          -           -          -          -          -          -         -
Number of Units         117,716,242   7,515,486     409,467          -           -          -          -          -          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               ----------
AST Marsico Capital
Growth
(1997)
Unit Price                   $13.74       17.81       21.06      14.00       10.03          -          -          -          -         -
Number of Units          85,895,802  94,627,691  78,684,943 40,757,449     714,309          -          -          -          -         -
                                                                                                                               ----------
-----------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                   $27.71       41.14       60.44      39.54       23.83      18.79      14.85      10.91      11.59     10.51
Number of Units          84,116,221  99,250,773  94,850,623 80,631,598  62,486,302 46,779,164 28,662,737 22,354,170 13,603,637 1,476,139
                                                                                                                               ----------
-----------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Large-
Cap Value 11
(2000)
Unit Price                    $9.15        9.82           -          -           -          -          -          -          -         -
Number of Units           4,575,558     586,058           -          -           -          -          -          -          -         -
                                                                                                                               ----------
-----------------------------------------------------------------------------------------------------------------------------------------
AST Alliance/Bernstein
Growth + Value 12
(2001)
Unit Price                    $9.63           -           -          -           -          -          -          -          -         -
Number of Units           3,351,836           -           -          -           -          -          -          -          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Core Value 12
(2001)
Unit Price                   $10.04           -           -          -           -          -          -          -          -         -
Number of Units           4,207,869           -           -          -           -          -          -          -          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                   $10.54       10.39        8.35       8.28           -          -          -          -          -         -
Number of Units          12,268,426  11,891,188   6,224,365  3,771,461           -          -          -          -          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 13
(1998)
Unit Price                   $12.03       13.55       15.08      12.61           -          -          -          -          -         -
Number of Units          48,018,721  48,835,089  39,825,951 22,421,754           -          -          -          -          -         -
-----------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------------
                           2001        2000        1999        1998       1997        1996       1995       1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------
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AST American Century
Income & Growth 14
(1997)
Unit Price                   $12.86       14.24       16.19      13.35       12.06          -          -          -          -         -
Number of Units          27,386,278  32,388,202  21,361,995 13,845,190   9,523,815          -          -          -          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
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AST Alliance Growth
and Income 15
(1992)
Unit Price                   $28.18       28.72       27.60      24.11       21.74      17.79      15.22      11.98      11.88     10.60
Number of Units          63,123,316  53,536,296  52,766,579 47,979,349  42,197,002 28,937,085 18,411,759  7,479,449  4,058,228   956,949
-----------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               ----------
AST MFS Growth with
Income
(1999)
Unit Price                    $8.64       10.36       10.49          -           -          -          -          -          -         -
Number of Units          11,896,688   6,937,627     741,323          -           -          -          -          -          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               ----------
AST INVESCO Capital
Income 16
(1994)
Unit Price                   $19.84       22.01       21.31      19.34       17.31      14.23      12.33       9.61          -         -
Number of Units          48,595,962  50,171,495  46,660,160 40,994,187  33,420,274 23,592,226 13,883,712  6,633,333          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Global
Allocation 17
(1993)
Unit Price                   $17.39       19.98       21.19      17.78       15.98      13.70      12.49      10.34      10.47         -
Number of Units          26,641,422  30,290,413  23,102,272 22,634,344  22,109,373 20,691,852 20,163,848 13,986,604  8,743,758         -
-----------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               ----------
AST American Century
Strategic Balanced
(1997)
Unit Price                   $13.50       14.23       14.90      13.37       11.18          -          -          -          -         -
Number of Units          14,369,895  14,498,180  13,944,535  6,714,065   2,560,866          -          -          -          -         -
                                                                                                                               ----------
-----------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                   $18.15       19.33       19.70      18.12       15.53      13.30      11.92       9.80          -         -
Number of Units          17,579,107  19,704,198  22,002,028 18,469,315  13,524,781  8,863,840  4,868,956  2,320,063          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
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AST T. Rowe Price
Global Bond 18
(1994)
Unit Price                   $10.62       10.49       10.69      11.82       10.45      10.98      10.51       9.59          -         -
Number of Units           9,668,062  11,219,503  12,533,037 12,007,692  12,089,872  8,667,712  4,186,695  1,562,364          -         -
-----------------------------------------------------------------------------------------------------------------------------------------
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AST Federated High
Yield
(1994)
Unit Price                   $12.64       12.80       14.38      14.30       14.13      12.62      11.27       9.56          -        -
Number of Units          39,130,467  36,914,825  41,588,401 40,170,144  29,663,242 15,460,522  6,915,158  2,106,791          -        -
----------------------------------------------------------------------------------------------------------------------------------------
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AST Lord Abbett
Bond-Debenture
(2000)
Unit Price                   $10.28       10.12           -          -           -          -          -          -          -        -
Number of Units           5,506,982     650,253           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                           2001        2000        1999        1998       1997        1996       1995       1994       1993      1992
-------------------------------------------------------------------------------------------------------------------------------
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AST PIMCO Total
Return Bond
(1994)
Unit Price                   $15.46       14.40       13.09      13.43       12.44      11.48      11.26       9.61          -        -
Number of Units          99,028,465  82,545,240  73,530,507 64,224,618  44,098,036 29,921,643 19,061,840  4,577,708          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                   $13.61       12.79       11.96      11.73       11.26      10.62      10.37          -          -        -
Number of Units          42,410,807  31,046,956  32,560,943 28,863,932  25,008,310 18,894,375 15,058,644          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                   $13.24       12.94       12.38      12.00       11.57      11.16      10.77      10.35      10.12    10.01
Number of Units         184,612,059 172,493,206 187,609,708 75,855,442  66,869,998 42,435,169 30,564,442 27,491,389 11,422,783  457,872

The Montgomery
Variable Series - MV
Emerging Markets
(1996)
Unit Price                    $6.50        7.09       10.06       6.19       10.05      10.25          -          -          -        -
Number of Units          14,095,135  12,899,472  12,060,036 10,534,383  10,371,104  2,360,940          -          -          -        -

Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                    $8.83        9.56        9.17       9.53           -          -          -          -          -        -
Number of Units           3,705,869   4,442,888   2,826,839  1,148,849           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity
Income
(1999)
Unit Price                    $9.37       10.05        9.96          -           -          -          -          -          -        -
Number of Units           1,019,937     502,986     136,006          -           -          -          -          -          -        -

Rydex Variable Trust
-
Nova
(1999)                        $6.41        8.50       10.82          -           -          -          -          -          -        -
Unit Price                3,990,618  14,799,352   5,474,129          -           -          -          -          -          -        -
Number of Units
----------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-
Ursa
(1999)                       $12.05       10.62        9.28          -           -          -          -          -          -        -
Unit Price                  351,487   2,269,599   1,803,669          -           -          -          -          -          -        -
Number of Units
----------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-
OTC
(1999)                        $6.65       10.40       17.07          -           -          -          -          -          -        -
Unit Price               15,866,046  32,179,793  18,520,440          -           -          -          -          -          -        -
Number of Units

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                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                           2001        2000        1999        1998       1997        1996       1995       1994       1993      1992
----------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Dynamics
(1999)
Unit Price                    $8.98       13.23       13.91          -           -          -          -          -          -        -
Number of Units          13,391,660  11,409,827   2,022,585          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                    $6.66       12.48       16.52          -           -          -          -          -          -        -
Number of Units          26,652,622  29,491,113   4,622,242          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                   $12.58       14.59       11.34          -           -          -          -          -          -        -
Number of Units          17,419,141  19,381,405     786,518          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                   $12.48       14.04       11.41          -           -          -          -          -          -        -
Number of Units          11,612,048  14,091,636     759,104          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                    $5.01       11.05       15.17          -           -          -          -          -          -        -
Number of Units          13,553,158  17,856,118   4,184,526          -           -          -          -          -          -        -

Evergreen VA -
International
Growth 19
(2000)
Unit Price                    $9.30        8.70           -          -           -          -          -          -          -        -
Number of Units              45,358      57,408           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Global
Leaders
(1999)
Unit Price                    $9.00       10.55       11.72          -           -          -          -          -          -        -
Number of Units           1,520,376     887,758      23,100          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Special Equity
(1999)
Unit Price                    $9.98       11.01       12.19          -           -          -          -          -          -        -
Number of Units           2,540,062   1,731,145     152,341          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Omega
(2000)
Unit Price                    $6.71        7.98           -          -           -          -          -          -          -        -
Number of Units           2,585,848   1,637,475           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                          2001         2000        1999        1998       1997        1996       1995       1994       1993      1992
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Capital Growth
(2000)
Unit Price                   $10.60       12.35           -          -           -          -          -          -          -        -
Number of Units             788,396     268,886           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Blue
Chip
(2000)
Unit Price                    $7.39        8.99           -          -           -          -          -          -          -        -
Number of Units             526,302     351,338           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Equity
Index
(2000)
Unit Price                    $8.22        9.47           -          -           -          -          -          -          -        -
Number of Units             526,290     302,954           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Foundation
(2000)
Unit Price                    $8.70        9.65           -          -           -          -          -          -          -        -
Number of Units           1,019,799     755,890           -          -           -          -          -          -          -        -

ProFund VP -
Europe 30
(1999)
Unit Price                    $7.87       10.52       12.24          -           -          -          -          -          -        -
Number of Units           5,711,763   2,327,562     273,963          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap 20
(1999)
Unit Price                    $8.37        9.18       11.96          -           -          -          -          -          -        -
Number of Units          10,010,482   3,258,574     813,904          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -OTC 21
(2001)
Unit Price                    $5.77           -           -          -           -          -          -          -          -        -
Number of Units          11,681,189           -           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraOTC
(1999)
Unit Price                    $1.91        6.19       23.58          -           -          -          -          -          -        -
Number of Units          50,124,696  17,597,528   2,906,024          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Bear 21
(2001)
Unit Price                   $11.54           -           -          -           -          -          -          -          -        -
Number of Units           3,059,897           -           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Bull Plus 21
(2001)
Unit Price                    $7.47           -           -          -           -          -          -          -          -        -
Number of Units           7,628,819           -           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                          2001         2000        1999        1998       1997        1996       1995       1994       1993      1992
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Biotechnology 21
(2001)
Unit Price                    $8.37           -           -          -           -          -          -          -          -        -
Number of Units           5,093,235           -           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Energy 21
(2001)
Unit Price                    $9.19           -           -          -           -          -          -          -          -        -
Number of Units           2,299,149           -           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Financial 21
(2001)
Unit Price                    $9.22           -           -          -           -          -          -          -          -        -
Number of Units           2,154,106           -           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Healthcare 21
(2001)
Unit Price                    $9.35           -           -          -           -          -          -          -          -        -
Number of Units           3,489,097           -           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Real Estate 21
(2001)
Unit Price                   $10.76           -           -          -           -          -          -          -          -        -
Number of Units           3,592,834           -           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Technology 20
(2001)
Unit Price                    $5.91           -           -          -           -          -          -          -          -        -
Number of Units           2,524,295           -           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Telecommunications 21
(2001)
Unit Price                    $7.10           -           -          -           -          -          -          -          -        -
Number of Units             583,065           -           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Utilities 21
(2001)
Unit Price                    $8.12           -           -          -           -          -          -          -          -        -
Number of Units           1,589,344           -           -          -           -          -          -          -          -        -

First Trust(R)10
Uncommon Values
(2000)
Unit Price                    $4.72        7.43           -          -           -          -          -          -          -        -
Number of Units           2,255,266   2,690,435           -          -           -          -          -          -          -        -

----------------------------------------------------------------------------------------------------------------------------------------

                                                                       Year Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------------
                          2001         2000        1999        1998       1997        1996       1995       1994       1993      1992
----------------------------------------------------------------------------------------------------------------------------------------
Prudential - SP
Jennison
International
Growth 22
(2001)
Unit Price                    $7.39           -           -          -           -          -          -          -          -        -
Number of Units             273,843           -           -          -           -          -          -          -          -        -
----------------------------------------------------------------------------------------------------------------------------------------

1.       Effective December 10, 2001, Strong Capital  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001, A I M Capital  Management,  Inc.  served as  Sub-advisor  of the Portfolio,  then named "AST AIM  International  Equity."
     Between October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor of the Portfolio,  then named "AST Putnam  International  Equity."  Prior to October 15, 1996,  Seligman  Henderson  Co. served as  Sub-advisor  of the
     Portfolio, then named "Seligman Henderson International Equity Portfolio."
2.       This  Portfolio  reflects the  addition of the net assets of the AST American  Century  International  Growth  Portfolio II
     ("Portfolio  II") as a result of the merger  between the Portfolio and Portfolio II.  Effective May 1, 2000,  American  Century
     Investment Management, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 2000, Rowe Price-Fleming  International,  Inc.
     served as Sub-advisor of the Portfolio, then named "AST T. Rowe Price International Equity Portfolio."
3.       Effective  May 1, 2002,  Deutsche  Asset  Management,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2002,
     Founders Asset Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport." Prior to October
     15, 1996,  Seligman Henderson Co. served as Sub-advisor of the Portfolio,  then named "Seligman  Henderson  International Small
     Cap Portfolio."
4.       Effective  September 17, 2001 Pilgrim Baxter & Associates,  Ltd.  became  Sub-advisor of the Portfolio.  Prior to September
     17, 2001, Janus Capital  Corporation served as Sub-advisor of the Portfolio,  then named "AST Janus Small-Cap Growth." Prior to
     December 31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the  Portfolio,  then named  "Founders  Capital
     Appreciation Portfolio."
5.       Effective December 10, 2001,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to December 10,
     2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor of the  Portfolio,  then named "AST Scudder  Small-Cap  Growth
     Portfolio".  Prior to May 1, 2001 the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
6.       Effective May 1, 2001,  Goldman Sachs Asset  Management  became  Sub-advisor of the Portfolio.  Prior to May 1, 2001, Lord,
     Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value."
7.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23, 2000, T.
     Rowe Price  Associates,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price  Small  Company  Value
     Portfolio."
8.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
9.       Effective May 1, 1998,  Neuberger  Berman  Management,  Inc.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 1998,
     Federated Investment Counseling served as Sub-advisor of the Portfolio, then named "Federated Utility Income Portfolio."
10.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December 31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Oppenheimer Large-Cap Growth
     Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company  Investment  Management,  L.P. served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
11.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1, 2002, Janus
     Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
12.      These Portfolios were first offered as Sub-accounts on May 1, 2001.
13.      Effective  May 1, 2000,  Sanford C.  Bernstein & Co.,  Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1, 2000,
     Bankers Trust Company served as Sub-advisor of the Portfolio, then named "AST Bankers Trust Managed Index 500 Portfolio."
14.      Effective May 3, 1999, American Century Investment  Management,  Inc. became Sub-advisor of the Portfolio.  Between October
     15, 1996 and May 3, 1999, Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam
     Value Growth & Income."
15.      Effective May 1, 2000,  Alliance  Capital  Management,  L.P.  became  Sub-advisor of the  Portfolio.  Prior to May 1, 2000,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Growth and Income Portfolio."

16.      Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.

17.      Effective May 1, 2002,  Deutsche Asset Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May May 1, 2002, A
     I M Capital  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between October 15, 1996 and May 3, 1999, Putnam Investment Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Balanced."
     Prior to October 15, 1996, Phoenix  Investment  Counsel,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Phoenix
     Balanced Asset Portfolio."
18.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May 1, 2000, the name of the  Portfolio  was changed to the "AST T. Rowe Price  Global  Bond".  Effective  May 1, 1996,  Rowe  Price-Fleming
     International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as
     Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
19.      This Portfolio was first offered as a Sub-account on August 1, 2001.  On August 3, 2001, pursuant to a shareholder vote, the Perpetual International portfolio of the Evergreen Variable Annuity Trust was merged with the International Growth portfolio.  The Evergreen VA Perpetual International portfolio no longer exists.
20.      Effective August 1, 2001, Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP Small Cap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.
21.      These Portfolios were first offered as Sub-accounts on January 22, 2001.
22.      This Portfolio was first offered as a Sub-account on April 15, 2001.

                                                                C-2
                                        APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced  Beneficiary  Protection  Optional Death Benefit is calculated.  Each example assumes that a $50,000 initial  Purchase  Payment is made and that no withdrawals are made prior to the Owner's death.  Each example assumes that  there is one Owner  who is age 50 on the Issue  Date and that all  Account  Value is  maintained  in the  variable  investment options.

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example with market increase
Assume that the Owner's Account Value has been increasing due to positive  market  performance.  On the date we receive due proof of death,  the Account Value is $75,000.  The basic Death Benefit is calculated as Purchase  Payments minus  proportional  withdrawals, or Account  Value,  less the amount of any  Credits  applied  within  12-months  prior to the date of death,  which ever is greater.
Therefore,  the basic Death Benefit is equal to $75,000.  The Enhanced  Beneficiary  Protection  Optional  Death Benefit is equal to the amount payable under the basic Death Benefit  ($75,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments  reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $75,000
         Basic Death Benefit =      $75,000
         Death Benefit Amount =     $75,000 - $50,000 = $25,000

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $75,000 + $12,500 = $87,500

Examples with market decline
Assume that the Owner's  Account Value has been decreasing due to declines in market  performance.  On the date we receive due proof of death,  the  Account  Value is  $45,000.  The  basic  Death  Benefit  is  calculated  as  Purchase  Payments  minus  proportional withdrawals,  or Account Value,  less the amount of any Credits applied within  12-months prior to the date of death,  which ever is greater.  Therefore,  the basic Death Benefit is equal to $50,000.  The Enhanced  Beneficiary  Protection  Optional Death Benefit is
equal to the amount payable under the basic Death Benefit  ($50,000) PLUS 50% of the "Death Benefit  Amount" less Purchase  Payments reduced by proportional withdrawals.

         Purchase Payments =        $50,000
         Account Value =            $40,000
         Basic Death Benefit =      $50,000
         Death Benefit Amount =     $50,000 - $50,000 = $0

         Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit =  $50,000 + $0 = $50,000

         In this example you would  receive no additional  benefit from  purchasing  the Enhanced  Beneficiary  Protection  Optional
         Death Benefit.

Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the Guaranteed  Minimum Death Benefit is calculated.  Each example  assumes that a $50,000 initial
Purchase  Payment is made and that no  withdrawals  are made prior to the Owner's  death.  Each  example  assumes  that there is one
Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

NOTE:  The examples  below do not include  Credits or Target Value Credits which may be recovered by American  Skandia under certain circumstances.

Example of market increase
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance.  On the date we receive due proof of death, the Account Value is $90,000.  The Highest  Anniversary Value at the end of any previous period is $72,000.  The
Death Benefit would be the Account Value  ($90,000)  because it is greater than the Highest  Anniversary  Value ($72,000) or the sum of prior Purchase Payments increased by 5.0% annually ($73,872.77).

Example of market decrease
Assume that the Owner's Account Value generally  increased until the fifth  anniversary but generally has been decreasing  since the fifth  contract  anniversary.  On the date we receive due proof of death,  the Account  Value is  $48,000.  The Highest  Anniversary
Value at the end of any previous  period is $54,000.  The Death Benefit  would be the sum of prior  Purchase  Payments  increased by
5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of market increase followed by decrease
Assume that the Owner's  Account Value  increased  significantly  during the first six years  following the Issue Date. On the sixth anniversary  date the Account  Value is  $90,000.  During the seventh  Annuity  Year,  the  Account  Value  increases  to as high as
$100,000 but then  subsequently  falls to $80,000 on the date we receive due proof of death.  The Death Benefit would be the Highest
Anniversary Value at the end of any previous period ($90,000),  which occurred on the sixth anniversary,  although the Account Value was higher  during the  subsequent  period.  The Account Value on the date we receive due proof of death  ($80,000) is lower,  as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77).

                              APPENDIX D - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.

GLOSSARY OF TERMS

MVA:  The definition for MVA is not applicable.

INVESTMENT OPTIONS

WHAT ARE THE FIXED INVESTMENT OPTIONS?
Fixed  investment  options are not  available to residents of the State of New York.  All  references to Fixed  Allocations  are not applicable.

FEES AND CHARGES

Tax Charges: For New York contracts a charge for taxes may also be assessed against the Sub-accounts.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
Unless you  indicated  that a prior choice was  irrevocable  or your Annuity has been  endorsed to limit  certain  changes,  you may request to change  Owner,  Annuitant  and  Beneficiary  designations  by sending a request In Writing.  Where  allowed by law,  such changes will be subject to our  acceptance.  For New York  contracts,  some of the changes we will not accept  include,  but are not limited  to:  (a) a new  Owner  subsequent  to the  death of the Owner or the  first of any  joint  Owners  to die,  except  where a spouse-Beneficiary  has become the Owner as a result of an Owner's  death;  (b) a new  Annuitant  prior to the  Annuity  Date if the
Annuity is owned by an entity; and (c) a change in the Beneficiary if the Owner had previously made the designation irrevocable.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
For New York  contracts  you may exercise your right to return the Annuity  within 21 days of receipt of the Annuity.  The amount to be refunded  for New York  contracts  is the Account  Value as of the date we receive  your  request to cancel the  Annuity.  Notice received by mail is effective as of the date of the postmark.  If the Annuity is returned to the agent,  the  effective  date is the date the Annuity is received by the agent.

MANAGING YOUR ACCOUNT VALUE

HOW DO I RECEIVE CREDITS?
We apply a "Credit"  to your  Annuity's  Account  Value each time you make a Purchase  Payment.  The amount of the Credit is payable from our general  account.  The amount of the Credit  depends on the  cumulative  amount of Purchase  Payments you have made to your
Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

                      -------------------------------------------------------- -------------------
                      Cumulative Purchase Payments                                   Credit
                      -------------------------------------------------------- -------------------
                      -------------------------------------------------------- -------------------
                      Between $1,000 and $9,999.99                                    1.5%
                      Between $10,000 and $999,999.99                                 3.0%
                      Between $1,000,000 and $4,999,999.99                            4.0%
                      Greater than $5,000,000                                         5.0%
                      -------------------------------------------------------- -------------------

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
For New York contracts the minimum amount allowed in an investment  option is $500.  Your transfer  request must be In Writing.  For
New York contracts,  a specific  authorization  form MUST be completed which  authorizes us to accept transfers via phone or through means such as electronic mail.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

This benefit is not available to residents of the State of New York.

ACCESS TO ACCOUNT VALUE

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
The Annuity Date must be the first or the fifteenth day of a calendar  month.  However,  for New York  contracts,  if the contract's accumulated  value, at the time of annuitization,  is less than $2,000,  or would provide an income,  the initial amount of which is less than $20 per month,  in lieu of  commencing  the annuity  payments,  we reserve the right to cancel the Annuity and pay you the total of the Account Value.

For New York contracts the Annuity Date may not exceed the first day of the calendar month following the Annuitant's 90th birthday.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
This benefit is not available to residents of the State of New York.

DEATH BENEFIT

Basic Death Benefit:

         If death occurs during the first ten (10) Annuity Years:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      Your Account Value.

         If death occurs after the tenth (10th) Annuity Year:  The Death Benefit is your Account Value.

Optional Death Benefits
The Optional Death Benefits described in the Prospectus are not offered in the State of New York.

AMERICAN SKANDIA'S ANNUITY REWARDS

This benefit is not available to residents of the State of New York.

TAX CONSIDERATIONS

HOW ARE DISTRIBUTIONS FROM TAX-QUALIFIED RETIREMENT PLANS TAXED?

Minimum  Distributions  after age 70 1/2: For New York  contracts the Minimum  Distribution  provision is only  available for annuities issued under Section 403(b) of the IRS Code or for IRA's where Minimum  Distributions  are required.  Minimum  Distributions are not available for any other contracts.

Deferral of  Transactions:  For New York  contracts,  if we defer a distribution  or transfer from any fixed annuity payout for more than ten days, we pay interest  using our then current  crediting  rate for this purpose,  which is not less than 3% per year on the amount deferred.

Modification:  In addition to obtaining  prior approval from the insurance  department of our state of domicile before making such a combination,  substitution,  deletion or addition,  we will also obtain prior approval from the  Superintendent of Insurance for New
York.

Misstatement of Age or Sex: For New York contracts the following provision (c) is added:
(c) as to any annuity payments, we shall credit or charge interest using our then current crediting rate for this purpose, which is not greater than 6% interest per year, calculated from the date of any underpayment or overpayment to the date actual payment is made.

                                         APPENDIX E - PLUS40(TM)OPTIONAL LIFE INSURANCE RIDER

------------------------------------------------------------------------------------------------------------------------------------
The life insurance  coverage  provided under the Plus40(TM)Optional Life Insurance Rider ("Plus40(TM)rider" or the "Rider") is supported by American  Skandia's  general account and is not subject to, or registered as a security under,  either the Securities Act of 1933 or the Investment  Company Act of 1940.  Information  about the Plus40(TM)rider is included as an Appendix to this  Prospectus to help you  understand  the Rider and the  relationship  between the Rider and the value of your Annuity.  It is also included  because you can elect to pay for the Rider with taxable  withdrawals  from your Annuity.  The staff of the  Securities  and Exchange  Commission has not reviewed this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions of the
Federal securities laws regarding accuracy and completeness.
------------------------------------------------------------------------------------------------------------------------------------

The income  tax-free life insurance  payable to your  Beneficiary(ies)  under the Plus40(TM)rider is equal to 40% of the Account Value of your  Annuity  as of the date we  receive  due proof of death,  subject  to certain  adjustments,  restrictions  and  limitations described below.

ELIGIBILITY
The Plus40(TM)rider may be purchased as a rider on your  Annuity.  The Rider must cover those  persons upon whose death the Annuity's death benefit  becomes payable - the Annuity's  owner or owners,  or the Annuitant (in the case of an entity owned Annuity).  If the
Annuity has two Owners,  the Rider's death  benefit is payable upon the first death of such  persons.  If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

The minimum  allowable  age to purchase the Plus40(TM)rider is 40; the maximum  allowable age is 75. If the Rider is purchased on two lives,  both persons must meet the age  eligibility  requirements.  The Plus40(TM)rider is not  available to purchasers  who use their
Annuity as a funding  vehicle for a Tax  Sheltered  Annuity (or 403(b)) or as a funding  vehicle for a qualified  plan under Section
401 of the Internal Revenue Code ("Code").

ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
|X|      If you die during the first 24 months  following the  effective  date of the Plus40(TM)rider  (generally,  the Issue Date of your  Annuity),  the death  benefit will be limited to the amount of any charges paid for the Rider while it was in effect.
         While we will return the charges you have paid during the  applicable  period as the death benefit,  your  Beneficiary(ies)
         will receive no  additional  life  insurance  benefit from the Plus40(TM)rider if you die within 24 months of its  effective
                          ----------
         date.

|X|      If you make a Purchase  Payment  within 24 months  prior to the date of death,  the  Account  Value used to  determine  the amount of the death  benefit  will be reduced by the amount of such  Purchase  Payment(s).  If we reduce the death  benefit payable  under the Plus40(TM)rider based on this  provision,  we will return 50% of any charges  paid for the Rider based on those Purchase Payments as an additional amount included in the death benefit under the Rider.

|X|      If we apply Credits to your Annuity based on Purchase  Payments,  such Credits are treated as Account Value for purposes of determining  the death  benefit  payable under the Plus40(TM)rider.  However,  if Credits were applied to Purchase  Payments made within 24 months  prior to the date of death,  the Account  Value used to  determine  the amount of the death  benefit will be reduced by the amount of such  Credits.  If we reduce the death  benefit  payable  under the Plus40(TM)rider based on this  provision,  we will  return 50% of any  charges  paid for the Rider  based on such  Credits as an  additional  amount included in the death benefit under the Rider.

|X|      If you become  terminally  ill (as  defined in the Rider)  and elect to  receive a portion  of the  Plus40(TM)rider's  death benefit  under the  Accelerated  Death Benefit  provision,  the amount that will be payable under the Rider upon your death will be reduced.  Please refer to the Accelerated Death Benefit provision described below.

|X|      If  charges  for the  Plus40(TM)rider are due and are  unpaid as of the date the death  benefit  is being  determined,  such charges will be deducted from the amount paid to your Beneficiary(ies).

|X|      If the age of any person  covered  under the Plus40(TM)rider is  misstated,  we will adjust any coverage  under the Rider to conform to the facts. For example,  if, due to the  misstatement,  we overcharged you for coverage under the Rider, we will add any  additional  charges  paid to the  amount  payable  to  your  Beneficiary(ies).  If,  due to the  misstatement,  we undercharged  you for coverage  under the Rider,  we will reduce the death benefit in proportion to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

|X|

     On or after an Owner reaches the expiry date of the Rider (the anniversary of the Annuity's Issue Date on or immediately  after the 95th  birthday),  coverage  will  terminate.  No charge will be made for an Owner  following  the expiry date. If there are two Owners,  the expiry date  applies  separately  to each Owner;  therefore,  coverage  may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40(TM)rider is subject to a Maximum  Death  Benefit  Amount  based on the  Purchase  Payments  applied to your  Annuity.  The
Plus40(TM)rider may also be subject to a Per Life Maximum  Benefit  that is based on all amounts  paid under any annuity  contract we
                                                                                                             ---
issue to you under which you have elected the Plus40(TM)rider or similar life insurance coverage.

|X|      The Maximum  Death  Benefit  Amount is 100% of the Purchase  Payments  increasing  at 5% per year  following  the date each
             -------------------------------
         Purchase  Payment is applied to the  Annuity  until the date of death.  If  Purchase  Payments  are  applied to the Annuity within 24 months prior to the date of death,  the Maximum Death Benefit  Amount is decreased by the amount of such Purchase
         Payments.

|X|      The Per Life Maximum Benefit applies to Purchase  Payments  applied to any such annuity  contracts more than 24 months from
             ------------------------
         the date of death that  exceed  $1,000,000.  If you make  Purchase  Payments  in excess of  $1,000,000,  we will reduce the aggregate death benefit  payable under all Plus40(TM)riders,  or similar riders issued by us, based on the combined amount of
         Purchase  Payments in excess of $1,000,000  multiplied by 40%. If the Per Life Maximum Benefit applies,  we will reduce the amount  payable under each  applicable  Plus40(TM)rider on a pro-rata  basis.  If the Per Life Maximum  Benefit  applies upon your death,  we will return any excess  charges that you paid on the portion of your  Account  Value on which no benefit is payable.  The Per Life Maximum Benefit does not limit the amount of Purchase Payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become  terminally  ill,  you may request  that a portion of the death  benefit  payable  under the Plus40(TM)rider be prepaid instead of being paid to your  Beneficiary(ies)  upon your  death.  Subject to our  requirements  and where  allowed by law, we will make a one time, lump sum payment.  Our  requirements  include proof  satisfactory to us, in writing,  of terminal illness after the
Rider's Effective Date.

The maximum we will pay,  before any  reduction,  is the lesser of 50% of the Rider's  death  benefit or  $100,000.  If you elect to accelerate  payment of a portion of the death benefit under the Plus40(TM)rider,  the amount of the remaining death benefit is reduced by the prepaid amount  accumulating at an annualized  interest rate of 6.0%.  Eligibility for an accelerated  payout of a portion of your Plus40(TM)rider death benefit may be more restrictive than any  medically-related  surrender  provision that may be applicable to you under the Annuity.

CHARGES FOR THE PLUS40(TM)RIDER
The Plus40(TM)rider has a current  charge and a guaranteed  maximum  charge.  The current  charge for the Plus40(TM)rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity.  The applicable  percentages  differ based on the attained age,  last birthday of the Owner(s) or Annuitant (in the case of an entity owned  Annuity) as of the date the charge
i`s due. We reserve the right to change the current charge,  at any time,  subject to regulatory  approval where  required.  If there are two Owners,  we calculate  the current  charge that  applies to each Owner  individually  and deduct the combined  amount as the charge for the Rider.  There is no charge  based on a person's  life after  coverage  expires as to that person.  However,  a charge will still apply to the second of two Owners (and  coverage  will  continue for such Owner) if such Owner has not reached the expiry date.

                                           Attained Age                  Percentage of
                                                                         Account Value
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 40-75                       .80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 76-80                       1.60%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 81-85                       3.20%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                             Age 86-90                       4.80%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 91                         6.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 92                         7.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 93                         8.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 94                         9.50%
                                   ------------------------------ ----------------------------
                                   ------------------------------ ----------------------------
                                              Age 95                        10.50%
                                   ------------------------------ ----------------------------

The charge for the Plus40(TM)rider may also be subject to a guaranteed  maximum  charge that will apply if the current  charge,  when applied to the Account  Value,  exceeds the  guaranteed  maximum  charge.  The  guaranteed  maximum  charge is based on a charge per
$1,000 of insurance.

We determine the charge for the Rider annually,  in arrears.  We deduct the charge:  (1) upon your death; (2) on each anniversary of the Issue  Date;  (3) on the date that you begin  receiving  annuity  payments;  (4) if you  surrender  your  Annuity  other  than a medically-related  surrender;  or (5) if you  choose to  terminate  the  Rider.  If the Rider  terminates  for any of the  preceding reasons on a date other than the  anniversary  of the  Annuity's  Issue  Date,  the charge will be  prorated.  During the first year after the  Annuity's  Issue Date,  the charge will be prorated  from the Issue Date.  In all  subsequent  years,  the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual  charge  through a redemption  from your  Annuity's  Account Value or through funds other than those within the Annuity.  If you do not elect a method of payment,  we will  automatically  deduct the annual charge from your  Annuity's
Account Value.  The manner in which you elect to pay for the Rider may have tax implications.

|X|      If you elect to pay the charge through a redemption of your Annuity's  Account Value,  the withdrawal  will be treated as a taxable  distribution,  and will  generally  be  subject  to  ordinary  income  tax on the  amount of any  investment  gain withdrawn.  If you are under age 59 1/2,  the  distribution  may also be subject to a 10%  penalty on any gain  withdrawn,  in addition to  ordinary  income  taxes.  We first  deduct the amount of the charge  pro-rata  from the  Account  Value in the variable  investment  options.  We only  deduct the  charge  pro-rata  from the Fixed  Allocations  to the extent  there is insufficient Account Value in the variable investment options to pay the charge.

|X|      If you elect to pay the  charge  through  funds  other  than  those from your  Annuity,  we  require  that  payment be made electronically in U.S. currency through a U.S.  financial  institution.  If you elect to pay the charge through  electronic transfer  of funds and  payment  has not been  received  within 31 days from the due date,  we will  deduct the charge as a redemption from your Annuity, as described above.

TERMINATION
You can terminate  the Plus40(TM)rider at any time.  Upon  termination,  you will be required to pay a pro-rata  portion of the annual charge for the Rider.  The Plus40(TM)rider will terminate  automatically  on the date your Account Value is applied to begin receiving annuity  payments,  on the date you  surrender the Annuity or, on the expiry date with respect to such person who reaches the expiry date.  We may also  terminate  the Plus40(TM)rider,  if  necessary,  to comply  with our  interpretation  of the Code and  applicable regulations.  Once terminated, you may not reinstate your coverage under the Plus40(TM)rider.

CHANGES IN ANNUITY DESIGNATIONS
Changes in  ownership  and  annuitant  designations  under the Annuity may result in changes in  eligibility  and charges  under the
Plus40(TM)rider.  These changes may include termination of the Rider.  Please refer to the Rider for specific details.

SPOUSAL ASSUMPTION
A spousal  beneficiary  may elect to assume  ownership  of the  Annuity  instead of taking the  Annuity's  Death  Benefit.  However, regardless  of whether a spousal  beneficiary  assumes  ownership of the Annuity,  the death benefit under the Plus40(TM)rider will be paid despite the fact that the Annuity  will  continue.  The spousal  beneficiary  can apply the death  benefit  proceeds  under the
Plus40(TM)rider to the Annuity as a new Purchase  Payment,  can purchase a new annuity  contract or use the death benefit proceeds for any other  purpose.  Certain  restrictions  may apply to an Annuity that is used as a qualified  investment.  Spousal  beneficiaries may also be eligible to purchase the Plus40(TM)rider,  in which case the Annuity's  Account  Value,  as of the date the assumption is effective, will be treated as the initial Purchase Payment under applicable provisions of the Rider.

TAX CONSIDERATION
The  Plus40(TM)rider  was  designed  to  qualify  as a life  insurance  contract  under  the  Code.  As life  insurance,  under  most circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

If your Annuity is being used as an Individual  Retirement  Annuity (IRA),  we consider the Plus40(TM)rider to be outside of your IRA, since  premium for the Rider is paid for either with funds  outside of your Annuity or with  withdrawals  previously  subject to tax and any applicable tax penalty.

We believe  payments under the accelerated  payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free  payments.  To the extent  permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally  ill, or any other  applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

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                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS FUSI XT-PROS (11/2002).
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                                       -------------------------------------------------------
                                                          (print your name)

                                       -------------------------------------------------------
                                                              (address)

                                       -------------------------------------------------------
                                                        (city/state/zip code)

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-766-4530                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT B and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

ITEM                                                                                                                   PAGE

APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
  Variable Account B.....................................................................................................25

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THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARAIBLE ANNUITIES,  P.O. BOX 7040, BRIDGEPORT,  CONNECTICUT 06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
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Date of Prospectus:  May 1, 2002                                       Date of Statement of Additional Information:  May 1, 2002
revised effective November 18, 2002                                                            revised effective November 18, 2002
FUSI XT - SAI (11/2002)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd.
is a major worldwide  insurance company  operating from Stockholm,  Sweden which owns and controls,  directly or through  subsidiary companies,  numerous  insurance and related  companies.  We are organized as a Connecticut  stock life  insurance  company,  and are subject to Connecticut law governing  insurance  companies.  We are licensed to sell insurance  products in each of the fifty states of the United States,  the District of Columbia,  and Puerto Rico.  American  Skandia's  principal business address is One Corporate
Drive, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary according to the investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each  Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 18, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 11, 2002,
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge and the charge for each optional  benefit  offered under Annuity  contracts funded through  Separate Account B. The  consolidation of Separate Account B will have no impact on Annuity
Owners.

During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions.
If and when we obtain approval of the applicable authorities to make such variable investment options available, we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the investment  objectives,  policies,  risks,  costs,  and management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was established by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in Separate  Account D. Such  obligations are based on the fixed interest rates we credit to Fixed  Allocations and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An Annuity  Owner who allocates a portion of their Account  Value to Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations  created by Fixed  Allocations.  Factors affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are licensed to do business,  requires that we meet certain  "matching"  requirements.  These  requirements  address the  matching of the  durations of the assets owned by the insurance company with the durations of obligations  supported by such assets.  We believe these matching  requirements are designed to control an  insurer's  ability to risk  investing  in  long-term  assets to support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy designed to limit the risk of default.  Some of the guidelines of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments   may  include  cash;  debt   securities   issued  by  the  United  States   Government  or  its  agencies  and
              instrumentalities;  money market  instruments;  short,  intermediate  and  long-term  corporate  obligations;  private placements; asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic  lettered rating  classifications as established  by a nationally  recognized  statistical  rating  organization  ("NRSRO") such as Standard & Poor's or
              Moody's Investor Services, Inc.

We are not  obligated to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be required by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated  by law to  maintain  our  capital  and  surplus,  as well as our  reserves,  at the levels  required  by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions  in connection  with  purchases and sales of securities  held by Portfolios of
American Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Purchase  Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity  do not result in any  additional  charge to you or to the  Separate  Account.  No  compensation  is  payable  on  Annuities purchased by a member of the designated class of Owners.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2001: $193,056,109,  2000: $355,445,427;  1999:
$296,723,325.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and this  Statement of Additional  Information.  At the beginning of the seven day period,  the  hypothetical  contract had a balance of one Unit. The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge compensates  American  Skandia  for  providing  the  insurance  benefits  under the  Annuity.  In an  extremely  low  interest  rate environment,  money market yields, after deducting the Insurance Charge, may be negative,  even though the Portfolio's yield (before deducting  the  Insurance  Charge) is positive.  Please note that current and  effective  yield  information  will  fluctuate.  This information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                   AST Money Market                         0.25%                              0.25%

Total Return
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return"  figures assume that the Insurance  Charge and the Annual  Maintenance Fee (if applicable) are deducted and that the Annuity is  surrendered  at the end of the  applicable  period,  meaning  that any  Contingent  Deferred  Sales Charge that would apply upon surrender is also  deducted.  "Standard  Total  Return"  figures do not take into  consideration  any Credits.  "Non-standard  Total
Return"  figures  include any performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total
Returns are  calculated  in the same manner as  standardized  returns  except that the figures may not reflect all fees and charges.
In  particular,  they may assume no surrender  at the end of the  applicable  period so that the CDSC does not apply.  "Non-standard
Total  Return"  figures may assume  Credits of 1.5%,  4.0% or 5.0%,  respectively,  depending on the  cumulative  amount of Purchase
Payments  being  illustrated.  The amount of credits  illustrated  may be more or less than the Credits  applicable  to your Annuity
(see "What are Credits and How Do I Receive  Them?").  Standard and  Non-standard  Total Returns will not reflect charges that apply to any optional  benefits.  The additional  cost  associated  with any optional  benefits you elected will reduce your  performance.
Non-standard  Total Returns must be  accompanied  by Standard Total Returns.  Any  performance  advertisements  will not reflect the impact of any Target Value Credits.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

Non-standard  Total Returns  reflect the addition of Credits.  The  Non-standard  Total Return  numbers  provided may assume Credits equal to 1.5%,  4.0% or 5.0%,  respectively,  of Purchase  Payments.  The amount of the Credit  applicable is described in detail in the "How Do I Receive  Credits?"  section of the  Prospectus.  The  percentage of the Credit  depends on the age and the  cumulative amount of Purchase  Payments  received.  In  addition,  the amount of the Credits may be deducted  from the amount  payable at death under  limited  circumstances  (see "Death  Benefit").  The impact of Credits on Total  Return is  particularly  pronounced  for the shorter  durations  for which Total Return is measured,  such as one and three years.  You should take this into  considerations  in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the  Prospectus,  Annuities may be offered in certain  situations in which the  contingent  deferred sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31,  2001.  The  "inception-to-date"  figures  shown  below are based on the  inception  date of the  Portfolio.  "N/A"  means  "not applicable"  and indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios prior to inception of a Sub-account  is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for  comparison  with  Sub-accounts  offered  under  other  annuities.  This  performance  information  may be less  useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                            (Assuming maximum CDSC and                  (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                    and a 1.5% Credit)

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -32.37    -6.89      2.92      5.94      7.23         -31.23    -6.38      3.25     6.10      7.36
AST Janus Overseas Growth          -33.15    -2.64      N/A       N/A       5.00         -32.02    -2.11      N/A       N/A      5.33
AST American Century               -36.83    -4.17      N/A       N/A       3.84         -35.75    -3.65      N/A       N/A      4.17
International Growth
AST Founders Passport              -41.70    -8.21     -2.78      N/A       0.58         -40.69    -7.71     -2.46      N/A      0.81
AST MFS Global Equity              -19.77     N/A       N/A       N/A       -9.19        -18.44     N/A       N/A       N/A      -8.51
AST PBHG Small-Cap Growth          -16.32     1.26      2.33      N/A       8.80         -14.94     1.80      2.65      N/A      9.00
AST DeAM Small-Cap Growth          -37.96     N/A       N/A       N/A       -8.79        -36.90     N/A       N/A       N/A      -8.28
AST Federated Aggressive Growth    -30.26     N/A       N/A       N/A      -32.67        -29.09     N/A       N/A       N/A     -31.70
AST Goldman Sachs Small-Cap         -0.18    13.12      N/A       N/A       9.25          1.45     13.71      N/A       N/A      9.68
  Value
AST Gabelli Small-Cap Value         -3.07     5.38      N/A       N/A       5.88         -1.49      5.94      N/A       N/A      6.21
AST Janus Mid-Cap Growth           -49.54     N/A       N/A       N/A      -51.16        -48.65     N/A       N/A       N/A     -50.60
AST NB Mid-Cap Growth              -35.37    -3.33      5.01      N/A       9.12         -34.27    -2.80      5.34      N/A      9.35
AST NB Mid-Cap Value               -12.93     5.24      7.34      N/A       8.39         -11.49     5.80      7.68      N/A      8.57
AST Alger All-Cap Growth           -26.37     N/A       N/A       N/A      -31.63        -25.14     N/A       N/A       N/A     -31.02
AST Gabelli All-Cap Value          -12.09     N/A       N/A       N/A       -9.76        -10.64     N/A       N/A       N/A      -8.51
AST T. Rowe Price Natural           -9.25    13.98      5.58      N/A       10.37        -7.76     14.58      5.91      N/A      10.62
Resources
AST Alliance Growth                -24.45    -4.98      4.81      N/A       6.16         -23.19    -4.46      5.14      N/A      6.45
AST MFS Growth                     -31.32     N/A       N/A       N/A      -14.06        -30.16     N/A       N/A       N/A     -13.41
AST Marsico Capital Growth         -31.34    -3.61      N/A       N/A       6.68         -30.18    -3.08      N/A       N/A      7.09
AST JanCap Growth                  -41.16    -14.96     6.91      N/A       11.73        -40.15    -14.48     7.25      N/A      11.91
AST DeAM Large-Cap Value           -15.40     N/A       N/A       N/A      -14.55        -14.00     N/A       N/A       N/A     -13.36
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A      -12.24         N/A       N/A       N/A       N/A     -10.80
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -8.08         N/A       N/A       N/A       N/A      -6.58
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Cohen & Steers Realty           -7.13     5.84      N/A       N/A       -0.84        -5.61      6.40      N/A       N/A      -0.44
AST Sanford Bernstein Managed      -19.81    -4.64      N/A       N/A       2.77         -18.48    -4.12      N/A       N/A      3.19
   Index 500
AST American Century Income &      -18.26    -4.29      N/A       N/A       3.86         -16.91    -3.77      N/A       N/A      4.18
Growth
AST Alliance Growth and Income     -10.42     2.67      8.52      N/A       11.26        -8.95      3.22      8.86      N/A      11.43
AST MFS Growth with Income         -25.18     N/A       N/A       N/A      -10.77        -23.93     N/A       N/A       N/A     -10.10

AST INVESCO Capital Income         -18.41    -2.07      5.64      N/A       8.80         -17.06    -1.54      5.97      N/A      9.00

AST DeAM Global Allocation         -21.51    -3.75      3.56      N/A       6.55         -20.20    -3.23      3.89      N/A      6.73
AST American Century Strategic     -13.69    -2.63      N/A       N/A       4.93         -12.27    -2.11      N/A       N/A      5.27
   Balanced
AST T. Rowe Price Asset            -14.67    -2.91      5.17      N/A       7.59         -13.26    -2.38      5.50      N/A      7.79
   Allocation
AST T. Rowe Price Global Bond       -7.32    -6.71     -2.30      N/A       0.55         -5.80     -6.20     -1.98      N/A      0.75
AST Federated High Yield            -9.80    -7.25     -1.55      N/A       2.78         -8.32     -6.73     -1.24      N/A      2.97
AST Lord Abbett Bond-Debenture      -6.95               N/A       N/A       -4.83        -5.43                N/A       N/A      -3.52
AST PIMCO Total Return Bond         -1.20     2.12      4.87      N/A       5.43          0.41      2.67      5.20      N/A      5.63
AST PIMCO Limited Maturity          -2.08     2.39      3.77      N/A       4.28         -0.49      2.94      4.10      N/A      4.52
   Bond

MV Emerging Markets                -16.80    -1.22     -11.02     N/A       -8.79        -15.43    -0.68     -10.72     N/A      -8.53

WFVT Equity Value                  -16.24    -5.66      N/A       N/A       -6.02        -14.86    -5.15      N/A       N/A      -5.60
WFVT Equity Income                 -15.28     N/A       N/A       N/A       -6.83        -13.88     N/A       N/A       N/A      -6.16

Rydex Nova                         -33.18     N/A       N/A       N/A      -19.83        -32.06     N/A       N/A       N/A     -19.31
Rydex Ursa                          4.84      N/A       N/A       N/A       4.28          6.54      N/A       N/A       N/A      4.91
Rydex OTC                          -44.61     N/A       N/A       N/A      -18.55        -43.66     N/A       N/A       N/A     -18.02

INVESCO VIF Dynamics               -40.63     N/A       N/A       N/A       -8.99        -39.62     N/A       N/A       N/A      -8.31
INVESCO VIF Technology             -55.11     N/A       N/A       N/A      -21.85        -54.31     N/A       N/A       N/A     -21.25
INVESCO VIF Health Sciences        -22.35     N/A       N/A       N/A       7.45         -21.06     N/A       N/A       N/A      8.24
INVESCO VIF Financial Services     -19.68     N/A       N/A       N/A       7.02         -18.35     N/A       N/A       N/A      7.80
INVESCO VIF                        -63.17     N/A       N/A       N/A      -32.87        -62.49     N/A       N/A       N/A     -32.32
  Telecommunications

Evergreen VA International Growth    N/A      N/A       N/A       N/A      -15.56         N/A       N/A       N/A       N/A     -14.17
Evergreen VA Global Leaders        -23.18     N/A       N/A       N/A       -8.89        -21.90     N/A       N/A       N/A      -8.21
Evergreen VA Special Equity        -17.93     N/A       N/A       N/A       -4.11        -16.57     N/A       N/A       N/A      -3.40
Evergreen VA Omega                 -24.52     N/A       N/A       N/A      -24.83        -23.26     N/A       N/A       N/A     -24.14
Evergreen VA Capital Growth        -22.71     N/A       N/A       N/A       -1.37        -21.42     N/A       N/A       N/A      -0.52
Evergreen VA Blue Chip             -26.31     N/A       N/A       N/A      -22.96        -25.08     N/A       N/A       N/A     -22.16
Evergreen VA Equity Index          -21.74     N/A       N/A       N/A      -15.03        -20.44     N/A       N/A       N/A     -14.27
Evergreen VA Foundation            -18.39     N/A       N/A       N/A      -12.15        -17.04     N/A       N/A       N/A     -11.37

ProFund VP Europe 30               -33.71     N/A       N/A       N/A      -14.85        -32.59     N/A       N/A       N/A     -14.20
ProFund VP UltraSmall-Cap          -17.44     N/A       N/A       N/A      -12.20        -16.08     N/A       N/A       N/A     -11.54
ProFund VP OTC                       N/A      N/A       N/A       N/A      -89.29         N/A       N/A       N/A       N/A     -89.00
ProFund VP UltraOTC                -77.68     N/A       N/A       N/A      -63.93        -77.21     N/A       N/A       N/A     -63.49
ProFund VP Bear                      N/A      N/A       N/A       N/A      -70.06         N/A       N/A       N/A       N/A     -69.48
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -83.61         N/A       N/A       N/A       N/A     -83.24
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -80.62         N/A       N/A       N/A       N/A     -80.20
ProFund VP Energy                    N/A      N/A       N/A       N/A      -77.89         N/A       N/A       N/A       N/A     -77.43
ProFund VP Financial                 N/A      N/A       N/A       N/A      -77.79         N/A       N/A       N/A       N/A     -77.33
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -77.34         N/A       N/A       N/A       N/A     -76.87
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -72.64         N/A       N/A       N/A       N/A     -72.10
ProFund VP Technology                N/A      N/A       N/A       N/A      -88.81         N/A       N/A       N/A       N/A     -88.51
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -84.86         N/A       N/A       N/A       N/A     -84.50
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -81.44         N/A       N/A       N/A       N/A     -81.03

First Trust(R)10 Uncommon Values    -45.07     N/A       N/A       N/A      -47.07        -44.12     N/A       N/A       N/A     -46.42

SP Jennison International Growth     N/A      N/A       N/A       N/A      -34.62         N/A       N/A       N/A       N/A     -33.51
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                                and a 4.0% Credit)                                    and a 5.0% Credit)

                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years     to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -29.32    -5.54      3.78      6.36      7.57         -28.56    -5.21      3.99     6.46      7.65
AST Janus Overseas Growth          -30.14    -1.24      N/A       N/A       5.87         -29.38    -0.90      N/A       N/A      6.09
AST American Century               -33.96    -2.79      N/A       N/A       4.71         -33.24    -2.45      N/A       N/A      4.92
International Growth
AST Founders Passport              -39.02    -6.87     -1.95      N/A       1.19         -38.36    -6.55     -1.74      N/A      1.34
AST MFS Global Equity              -16.22     N/A       N/A       N/A       -7.39        -15.33     N/A       N/A       N/A      -6.95
AST PBHG Small-Cap Growth          -12.63     2.70      3.19      N/A       9.34         -11.71     3.05      3.40      N/A      9.47
AST DeAM Small-Cap Growth          -35.14     N/A       N/A       N/A       -7.45        -34.43     N/A       N/A       N/A      -7.12
AST Federated Aggressive Growth    -27.13     N/A       N/A       N/A      -30.10        -26.35     N/A       N/A       N/A     -29.46
AST Goldman Sachs Small-Cap         4.15     14.69      N/A       N/A       10.39         5.24     15.08      N/A       N/A      10.67
  Value
AST Gabelli Small-Cap Value         1.15      6.86      N/A       N/A       6.76          2.20      7.23      N/A       N/A      6.98
AST Janus Mid-Cap Growth           -47.18     N/A       N/A       N/A      -49.68        -46.59     N/A       N/A       N/A     -49.31
AST NB Mid-Cap Growth              -32.44    -1.94      5.88      N/A       9.72         -31.71    -1.59      6.10      N/A      9.87
AST NB Mid-Cap Value                -9.10     6.73      8.23      N/A       8.88         -8.15      7.09      8.45      N/A      9.00
AST Alger All-Cap Growth           -23.09     N/A       N/A       N/A      -30.03        -22.27     N/A       N/A       N/A     -29.63
AST Gabelli All-Cap Value           -8.23     N/A       N/A       N/A       -6.44        -7.27      N/A       N/A       N/A      -5.62
AST T. Rowe Price Natural           -5.28    15.57      6.45      N/A       11.03        -4.29     15.96      6.67      N/A      11.19
Resources
AST Alliance Growth                -21.09    -3.60      5.68      N/A       6.92         -20.25    -3.27      5.89      N/A      7.11
AST MFS Growth                     -28.23     N/A       N/A       N/A      -12.34        -27.46     N/A       N/A       N/A     -11.91
AST Marsico Capital Growth         -28.25    -2.22      N/A       N/A       7.78         -27.48    -1.88      N/A       N/A      8.05
AST JanCap Growth                  -38.47    -13.69     7.80      N/A       12.21        -37.79    -13.38     8.02      N/A      12.33
AST DeAM Large-Cap Value           -11.67     N/A       N/A       N/A      -11.39        -10.74     N/A       N/A       N/A     -10.61
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -8.39         N/A       N/A       N/A       N/A      -7.43
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       -4.06         N/A       N/A       N/A       N/A      -3.06
AST Cohen & Steers Realty           -3.08     7.33      N/A       N/A       0.22         -2.06      7.69      N/A       N/A      0.49
AST Sanford Bernstein Managed      -16.27    -3.26      N/A       N/A       3.86         -15.38    -2.92      N/A       N/A      4.13
   Index 500
AST American Century Income &      -14.65    -2.91      N/A       N/A       4.72         -13.75    -2.57      N/A       N/A      4.94
Growth
AST Alliance Growth and Income      -6.49     4.12      9.42      N/A       11.72        -5.51      4.48      9.64      N/A      11.83
AST MFS Growth with Income         -21.85     N/A       N/A       N/A       -8.99        -21.02     N/A       N/A       N/A      -8.56
AST INVESCO Capital Income         -14.81    -0.67      6.52      N/A       9.34         -13.90    -0.32      6.73      N/A      9.47
AST DeAM Global Allocation         -18.03    -2.37      4.43      N/A       7.03         -17.16    -2.03      4.64      N/A      7.15
AST American Century Strategic      -9.90    -1.24      N/A       N/A       5.81         -8.95     -0.89      N/A       N/A      6.02
   Balanced
AST T. Rowe Price Asset            -10.91    -1.51      6.05      N/A       8.12         -9.98     -1.17      6.26      N/A      8.25
   Allocation
AST T. Rowe Price Global Bond       -3.27    -5.36     -1.47      N/A       1.08         -2.26     -5.03     -1.26      N/A      1.21
AST Federated High Yield            -5.86    -5.90     -0.72      N/A       3.29         -4.87     -5.57     -0.51      N/A      3.41
AST Lord Abbett Bond-Debenture      -2.89     N/A       N/A       N/A       -1.35        -1.87      N/A       N/A       N/A      -0.48
AST PIMCO Total Return Bond         3.09      3.57      5.75      N/A       5.95          4.16      3.93      5.96      N/A      6.08
AST PIMCO Limited Maturity          2.17      3.85      4.64      N/A       4.91          3.24      4.20      4.85      N/A      5.06
   Bond
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

MV Emerging Markets                -13.14     0.20     -10.23     N/A       -8.10        -12.22     0.54     -10.03     N/A      -7.93

WFVT Equity Value                  -12.55    -4.30      N/A       N/A       -4.91        -11.63    -3.96      N/A       N/A      -4.63
WFVT Equity Income                 -11.55     N/A       N/A       N/A       -5.05        -10.62     N/A       N/A       N/A      -4.62

Rydex Nova                         -30.17     N/A       N/A       N/A      -18.46        -29.42     N/A       N/A       N/A     -18.12
Rydex Ursa                          9.37      N/A       N/A       N/A       5.94         10.50      N/A       N/A       N/A      6.35
Rydex OTC                          -42.06     N/A       N/A       N/A      -17.16        -41.42     N/A       N/A       N/A     -16.82

INVESCO VIF Dynamics               -37.92     N/A       N/A       N/A       -7.19        -37.24     N/A       N/A       N/A      -6.75
INVESCO VIF Technology             -52.97     N/A       N/A       N/A      -20.25        -52.44     N/A       N/A       N/A     -19.85
INVESCO VIF Health Sciences        -18.90     N/A       N/A       N/A       9.52         -18.04     N/A       N/A       N/A      10.03
INVESCO VIF Financial Services     -16.13     N/A       N/A       N/A       9.08         -15.24     N/A       N/A       N/A      9.59
INVESCO VIF                        -61.36     N/A       N/A       N/A      -31.42        -60.91     N/A       N/A       N/A     -31.07
  Telecommunications

Evergreen VA International Growth    N/A      N/A       N/A       N/A      -11.84         N/A       N/A       N/A       N/A     -10.91
Evergreen VA Global Leaders        -19.76     N/A       N/A       N/A       -7.08        -18.91     N/A       N/A       N/A      -6.64
Evergreen VA Special Equity        -14.31     N/A       N/A       N/A       -2.23        -13.41     N/A       N/A       N/A      -1.76
Evergreen VA Omega                 -21.16     N/A       N/A       N/A      -23.01        -20.32     N/A       N/A       N/A     -22.56
Evergreen VA Capital Growth        -19.28     N/A       N/A       N/A       0.89         -18.42     N/A       N/A       N/A      1.45
Evergreen VA Blue Chip             -23.03     N/A       N/A       N/A      -20.84        -22.20     N/A       N/A       N/A     -20.32
Evergreen VA Equity Index          -18.27     N/A       N/A       N/A      -13.03        -17.40     N/A       N/A       N/A     -12.54
Evergreen VA Foundation            -14.78     N/A       N/A       N/A      -10.09        -13.88     N/A       N/A       N/A      -9.59

ProFund VP Europe 30               -30.72     N/A       N/A       N/A      -13.14        -29.97     N/A       N/A       N/A     -12.72
ProFund VP UltraSmall-Cap          -13.80     N/A       N/A       N/A      -10.44        -12.89     N/A       N/A       N/A     -10.01
ProFund VP OTC                       N/A      N/A       N/A       N/A      -88.52         N/A       N/A       N/A       N/A     -88.33
ProFund VP UltraOTC                -76.44     N/A       N/A       N/A      -62.77        -76.13     N/A       N/A       N/A     -62.49
ProFund VP Bear                      N/A      N/A       N/A       N/A      -68.52         N/A       N/A       N/A       N/A     -68.14
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -82.61         N/A       N/A       N/A       N/A     -82.37
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -79.50         N/A       N/A       N/A       N/A     -79.22
ProFund VP Energy                    N/A      N/A       N/A       N/A      -76.66         N/A       N/A       N/A       N/A     -76.36
ProFund VP Financial                 N/A      N/A       N/A       N/A      -76.56         N/A       N/A       N/A       N/A     -76.25
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -76.09         N/A       N/A       N/A       N/A     -75.78
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -71.20         N/A       N/A       N/A       N/A     -70.84
ProFund VP Technology                N/A      N/A       N/A       N/A      -88.02         N/A       N/A       N/A       N/A     -87.82
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -83.91         N/A       N/A       N/A       N/A     -83.68
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -80.36         N/A       N/A       N/A       N/A     -80.09

First Trust(R)10 Uncommon Values    -42.53     N/A       N/A       N/A      -45.36        -41.90     N/A       N/A       N/A     -44.93

SP Jennison International Growth     N/A      N/A       N/A       N/A      -31.66         N/A       N/A       N/A       N/A     -30.92
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- -------------------------------------------------
                                --------------------------------------------------- -- -------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 1.5% Credit)                                    and a 4.0% Credit)

                                --------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -22.73    -3.25      4.53      6.10      7.36         -20.82    -2.46      5.04     6.36      7.57
AST Janus Overseas Growth          -23.52     0.76      N/A       N/A       6.52         -21.64     1.58      N/A       N/A      7.04
AST American Century               -27.25    -0.69      N/A       N/A       5.41         -25.46     0.12      N/A       N/A      5.93
International Growth
AST Founders Passport              -32.19    -4.49     -0.86      N/A       1.30         -30.52    -3.72     -0.38      N/A      1.68
AST MFS Global Equity               -9.94               N/A       N/A       -4.34        -7.72      N/A       N/A       N/A      -3.27
AST PBHG Small-Cap Growth           -6.44     4.46      3.97      N/A       9.10         -4.13      5.31      4.48      N/A      9.44
AST DeAM Small-Cap Growth          -28.40     N/A       N/A       N/A       -5.02        -26.64     N/A       N/A       N/A      -4.25
AST Federated Aggressive Growth    -20.59     N/A       N/A       N/A      -24.09        -18.63     N/A       N/A       N/A     -22.52
AST Goldman Sachs Small-Cap         9.95     15.86      N/A       N/A       11.26        12.65     16.81      N/A       N/A      11.94
  Value
AST Gabelli Small-Cap Value         7.01      8.41      N/A       N/A       7.37          9.65      9.29      N/A       N/A      7.89
AST Janus Mid-Cap Growth           -40.15     N/A       N/A       N/A      -42.84        -38.68     N/A       N/A       N/A     -42.00
AST NB Mid-Cap Growth              -25.77     0.11      6.53      N/A       9.46         -23.94     0.93      7.05      N/A      9.84
AST NB Mid-Cap Value                -2.99     8.28      8.77      N/A       8.57         -0.60      9.16      9.30      N/A      8.88
AST Alger All-Cap Growth           -16.64     N/A       N/A       N/A      -25.11        -14.59     N/A       N/A       N/A     -24.19
AST Gabelli All-Cap Value           -2.14     N/A       N/A       N/A       -1.29         0.27      N/A       N/A       N/A      0.75
AST T. Rowe Price Natural           0.74     16.70      7.07      N/A       10.91         3.22     17.65      7.60      N/A      11.32
Resources
AST Alliance Growth                -14.69    -1.45      6.34      N/A       7.16         -12.59    -0.65      6.86      N/A      7.62
AST MFS Growth                     -21.66     N/A       N/A       N/A       -8.96        -19.73     N/A       N/A       N/A      -7.95
AST Marsico Capital Growth         -21.68    -0.16      N/A       N/A       8.58         -19.75     0.66      N/A       N/A      9.24
AST JanCap Growth                  -31.65    -10.77     8.36      N/A       11.91        -29.97    -10.04     8.89      N/A      12.21
AST DeAM Large-Cap Value            -5.50     N/A       N/A       N/A       -6.07        -3.17      N/A       N/A       N/A      -4.13
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       -2.30         N/A       N/A       N/A       N/A      0.11
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       1.92          N/A       N/A       N/A       N/A      4.44
AST Cohen & Steers Realty           2.89      8.85      N/A       N/A       1.65          5.42      9.73      N/A       N/A      2.27
AST Sanford Bernstein Managed       -9.98    -1.13      N/A       N/A       5.07         -7.77     -0.32      N/A       N/A      5.71
   Index 500
AST American Century Income &       -8.41    -0.80      N/A       N/A       5.43         -6.15      0.01      N/A       N/A      5.94
Growth
AST Alliance Growth and Income      -0.45     5.81      9.91      N/A       11.43         2.01      6.67     10.45      N/A      11.72
AST MFS Growth with Income         -15.43     N/A       N/A       N/A       -5.83        -13.35     N/A       N/A       N/A      -4.79
AST INVESCO Capital Income          -8.56     1.30      7.14      N/A       9.11         -6.31      2.13      7.66      N/A      9.44
AST DeAM Global Allocation         -11.70    -0.29      5.15      N/A       6.73         -9.53      0.52      5.66      N/A      7.03
AST American Century Strategic      -3.77     0.77      N/A       N/A       6.46         -1.40      1.59      N/A       N/A      6.98
   Balanced
AST T. Rowe Price Asset             -4.76     0.51      6.69      N/A       7.90         -2.41      1.33      7.21      N/A      8.23
   Allocation
AST T. Rowe Price Global Bond       2.70     -3.09     -0.41      N/A       0.94          5.23     -2.30      0.08      N/A      1.26
AST Federated High Yield            0.18     -3.58      0.29      N/A       3.12          2.64     -2.80      0.78      N/A      3.44
AST Lord Abbett Bond-Debenture      3.07      N/A       N/A       N/A       3.63          5.61      N/A       N/A       N/A      5.78
AST PIMCO Total Return Bond         8.91      5.29      6.40      N/A       5.75         11.59      6.15      6.92      N/A      6.08
AST PIMCO Limited Maturity          8.01      5.55      5.35      N/A       4.92         10.67      6.41      5.86      N/A      5.31
   Bond
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

MV Emerging Markets                 -6.93     2.11     -8.47      N/A       -7.11        -4.64      2.94     -8.03      N/A      -6.71

WFVT Equity Value                   -6.36    -2.10      N/A       N/A       -3.00        -4.05     -1.30      N/A       N/A      -2.35
WFVT Equity Income                  -5.38     N/A       N/A       N/A       -2.22        -3.05      N/A       N/A       N/A      -1.17

Rydex Nova                         -23.56     N/A       N/A       N/A      -14.95        -21.67     N/A       N/A       N/A     -14.17
Rydex Ursa                          15.04     N/A       N/A       N/A       7.79         17.87      N/A       N/A       N/A      8.78
Rydex OTC                          -35.16     N/A       N/A       N/A      -13.77        -33.56     N/A       N/A       N/A     -12.98

INVESCO VIF Dynamics               -31.12     N/A       N/A       N/A       -4.15        -29.42     N/A       N/A       N/A      -3.08
INVESCO VIF Technology             -45.81     N/A       N/A       N/A      -16.29        -44.47     N/A       N/A       N/A     -15.36
INVESCO VIF Health Sciences        -12.56     N/A       N/A       N/A       11.68        -10.40     N/A       N/A       N/A      12.92
INVESCO VIF Financial Services      -9.85     N/A       N/A       N/A       11.26        -7.63      N/A       N/A       N/A      12.49
INVESCO VIF                        -53.99     N/A       N/A       N/A      -26.46        -52.86     N/A       N/A       N/A     -25.64
  Telecommunications

Evergreen VA International Growth    N/A      N/A       N/A       N/A       -5.67         N/A       N/A       N/A       N/A      -3.34
Evergreen VA Global Leaders        -13.40     N/A       N/A       N/A       -4.05        -11.26     N/A       N/A       N/A      -2.98
Evergreen VA Special Equity         -8.07     N/A       N/A       N/A       0.53         -5.81      N/A       N/A       N/A      1.64
Evergreen VA Omega                 -14.76     N/A       N/A       N/A      -18.55        -12.66     N/A       N/A       N/A     -17.49
Evergreen VA Capital Growth        -12.92     N/A       N/A       N/A       3.94         -10.78     N/A       N/A       N/A      5.29
Evergreen VA Blue Chip             -16.58     N/A       N/A       N/A      -16.19        -14.53     N/A       N/A       N/A     -14.93
Evergreen VA Equity Index          -11.94     N/A       N/A       N/A       -9.22        -9.77      N/A       N/A       N/A      -8.04
Evergreen VA Foundation             -8.54     N/A       N/A       N/A       -6.46        -6.28      N/A       N/A       N/A      -5.24

ProFund VP Europe 30               -24.09     N/A       N/A       N/A       -9.71        -22.22     N/A       N/A       N/A      -8.70
ProFund VP UltraSmall-Cap           -7.58     N/A       N/A       N/A       -7.19        -5.30      N/A       N/A       N/A      -6.16
ProFund VP OTC                       N/A      N/A       N/A       N/A      -80.50         N/A       N/A       N/A       N/A     -80.02
ProFund VP UltraOTC                -68.71     N/A       N/A       N/A      -52.53        -67.94     N/A       N/A       N/A     -52.01
ProFund VP Bear                      N/A      N/A       N/A       N/A      -60.98         N/A       N/A       N/A       N/A     -60.02
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -74.74         N/A       N/A       N/A       N/A     -74.11
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -71.70         N/A       N/A       N/A       N/A     -71.00
ProFund VP Energy                    N/A      N/A       N/A       N/A      -68.93         N/A       N/A       N/A       N/A     -68.16
ProFund VP Financial                 N/A      N/A       N/A       N/A      -68.83         N/A       N/A       N/A       N/A     -68.06
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -68.37         N/A       N/A       N/A       N/A     -67.59
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -63.60         N/A       N/A       N/A       N/A     -62.70
ProFund VP Technology                N/A      N/A       N/A       N/A      -80.01         N/A       N/A       N/A       N/A     -79.52
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -76.00         N/A       N/A       N/A       N/A     -75.41
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -72.53         N/A       N/A       N/A       N/A     -71.86

First Trust(R)10 Uncommon Values    -35.62     N/A       N/A       N/A      -38.93        -34.03     N/A       N/A       N/A     -37.93

SP Jennison International Growth     N/A      N/A       N/A       N/A      -25.01         N/A       N/A       N/A       N/A     -23.16
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                ---------------------------------------------------
                                            Non-Standard Total Return
                                ---------------------------------------------------
                                ---------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)
                                ---------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST Strong International Equity    -20.06    -2.15      5.25      6.46      7.65
AST Janus Overseas Growth          -20.88     1.91      N/A       N/A       7.25
AST American Century               -24.74     0.44      N/A       N/A       6.13
International Growth
AST Founders Passport              -29.86    -3.41     -0.19      N/A       1.82
AST MFS Global Equity               -6.83     N/A       N/A       N/A       -2.85
AST PBHG Small-Cap Growth           -3.21     5.65      4.68      N/A       9.57
AST DeAM Small-Cap Growth          -25.93     N/A       N/A       N/A       -3.94
AST Federated Aggressive Growth    -17.85     N/A       N/A       N/A      -21.90
AST Goldman Sachs Small-Cap         13.74    17.18      N/A       N/A       12.21
  Value
AST Gabelli Small-Cap Value         10.70     9.64      N/A       N/A       8.10
AST Janus Mid-Cap Growth           -38.09     N/A       N/A       N/A      -41.67
AST NB Mid-Cap Growth              -23.21     1.25      7.26      N/A       9.98
AST NB Mid-Cap Value                0.35      9.51      9.51      N/A       9.00
AST Alger All-Cap Growth           -13.77     N/A       N/A       N/A      -23.82
AST Gabelli All-Cap Value           1.23      N/A       N/A       N/A       1.56
AST T. Rowe Price Natural           4.21     18.03      7.80      N/A       11.48
Resources
AST Alliance Growth                -11.75    -0.33      7.06      N/A       7.80
AST MFS Growth                     -18.96     N/A       N/A       N/A       -7.55
AST Marsico Capital Growth         -18.98     0.98      N/A       N/A       9.50
AST JanCap Growth                  -29.29    -9.76      9.10      N/A       12.33
AST DeAM Large-Cap Value            -2.24     N/A       N/A       N/A       -3.35
AST Alliance/Bernstein Growth +      N/A      N/A       N/A       N/A       1.07
   Value
AST Sanford Bernstein Core Value     N/A      N/A       N/A       N/A       5.44
AST Cohen & Steers Realty           6.44     10.08      N/A       N/A       2.52
AST Sanford Bernstein Managed       -6.88     0.00      N/A       N/A       5.97
   Index 500
AST American Century Income &       -5.25     0.33      N/A       N/A       6.15
Growth
AST Alliance Growth and Income      2.99      7.01     10.66      N/A       11.83
AST MFS Growth with Income         -12.52     N/A       N/A       N/A       -4.38
AST INVESCO Capital Income          -5.40     2.45      7.87      N/A       9.57
AST DeAM Global Allocation          -8.66     0.84      5.86      N/A       7.15
AST American Century Strategic      -0.45     1.91      N/A       N/A       7.19
   Balanced
AST T. Rowe Price Asset             -1.48     1.65      7.41      N/A       8.36
   Allocation
AST T. Rowe Price Global Bond       6.24     -1.98      0.27      N/A       1.39
AST Federated High Yield            3.63     -2.49      0.98      N/A       3.56
AST Lord Abbett Bond-Debenture      6.63      N/A       N/A       N/A       6.63
AST PIMCO Total Return Bond         12.66     6.49      7.12      N/A       6.20
AST PIMCO Limited Maturity          11.74     6.75      6.07      N/A       5.46
   Bond
---------------------------------- -------- --------- --------- --------- ----------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------

MV Emerging Markets                 -3.72     3.27     -7.85      N/A       -6.56

WFVT Equity Value                   -3.13    -0.99      N/A       N/A       -2.10
WFVT Equity Income                  -2.12     N/A       N/A       N/A       -0.76

Rydex Nova                         -20.92     N/A       N/A       N/A      -13.86
Rydex Ursa                          19.00     N/A       N/A       N/A       9.17
Rydex OTC                          -32.92     N/A       N/A       N/A      -12.66

INVESCO VIF Dynamics               -28.74     N/A       N/A       N/A       -2.66
INVESCO VIF Technology             -43.94     N/A       N/A       N/A      -15.00
INVESCO VIF Health Sciences         -9.54     N/A       N/A       N/A       13.41
INVESCO VIF Financial Services      -6.74     N/A       N/A       N/A       12.98
INVESCO VIF                        -52.41     N/A       N/A       N/A      -25.32
  Telecommunications

Evergreen VA International Growth    N/A      N/A       N/A       N/A       -2.41
Evergreen VA Global Leaders        -10.41     N/A       N/A       N/A       -2.56
Evergreen VA Special Equity         -4.91     N/A       N/A       N/A       2.08
Evergreen VA Omega                 -11.82     N/A       N/A       N/A      -17.07
Evergreen VA Capital Growth         -9.92     N/A       N/A       N/A       5.83
Evergreen VA Blue Chip             -13.70     N/A       N/A       N/A      -14.43
Evergreen VA Equity Index           -8.90     N/A       N/A       N/A       -7.57
Evergreen VA Foundation             -5.38     N/A       N/A       N/A       -4.76

ProFund VP Europe 30               -21.47     N/A       N/A       N/A       -8.31
ProFund VP UltraSmall-Cap           -4.39     N/A       N/A       N/A       -5.76
ProFund VP OTC                       N/A      N/A       N/A       N/A      -79.83
ProFund VP UltraOTC                -67.63     N/A       N/A       N/A      -51.80
ProFund VP Bear                      N/A      N/A       N/A       N/A      -59.64
ProFund VP Bull Plus                 N/A      N/A       N/A       N/A      -73.87
ProFund VP Biotechnology             N/A      N/A       N/A       N/A      -70.72
ProFund VP Energy                    N/A      N/A       N/A       N/A      -67.86
ProFund VP Financial                 N/A      N/A       N/A       N/A      -67.75
ProFund VP Healthcare                N/A      N/A       N/A       N/A      -67.28
ProFund VP Real Estate               N/A      N/A       N/A       N/A      -62.34
ProFund VP Technology                N/A      N/A       N/A       N/A      -79.32
ProFund VP Telecommunications        N/A      N/A       N/A       N/A      -75.18
ProFund VP Utilities                 N/A      N/A       N/A       N/A      -71.59

First Trust(R)10 Uncommon Values    -33.40     N/A       N/A       N/A      -37.53

SP Jennison International Growth     N/A      N/A       N/A       N/A      -22.42
---------------------------------- -------- --------- --------- --------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.
         is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus
2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the Insurance Charges deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable  during the various  Guarantee  Periods  offered.  Declared rates are effective  annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period  begins.
The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its Maturity Date,  when we confirm the  allocation.  We declare  interest rates  applicable to new Fixed  Allocations  from time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest  rates we credit are subject to a minimum.  We may declare a higher  rate.  The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The  index is based on the  published  rate for  certificates  of  indebtedness  (bills,  notes or bonds,  depending  on the term of indebtedness)  of the United  States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term (length of time from issuance to maturity) of the  certificates of indebtedness  upon  which  the  index  is  based  is the  same as the  duration  of the  Guarantee  Period.  If no  certificates  of indebtedness  are available for such term,  the next shortest  term is used.  If the United  States  Treasury's  auction  program is discontinued,  we will  substitute  indexes which in our opinion are  comparable.  If required,  implementation  of such  substitute indexes  will be subject to  approval  by the SEC and the  Insurance  Department  of the  jurisdiction  in which  your  Annuity  was delivered.  (For Annuities  issued as certificates of  participation  in a group  contract,  it is our expectation  that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded  yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT  NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such  change  does not have an impact on the rates applicable to Fixed  Allocations with Guarantee  Periods that began prior to such change.  However,  such a change will affect the MVA.

We have no specific  formula for  determining  the interest rates we declare.  Rates may differ between classes and between types of annuities we offer,  even for  guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for Fixed  Allocations  to reflect the  returns  available  on the type of  investments  we make to support  the various  classes of annuities  supported by the assets in Separate Account D. However,  we may also take into  consideration  in determining  rates such factors  including,  but not limited to, the  durations  offered by the  annuities  supported  by the assets in Separate  Account D, regulatory  and tax  requirements,  the  liquidity  of the  secondary  markets  for the type of  investments  we make,  commissions, administrative  expenses,  investment  expenses,  our insurance risks in relation to Fixed Allocations,  general economic trends and competition.  OUR  MANAGEMENT  MAKES THE FINAL  DETERMINATION  AS TO INTEREST  RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE
WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
A MVA is used to  determine  the  Account  Value  of each  Fixed  Allocation.  The  formula  used to  determine  the MVA is  applied separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account Value is being determined.  Current Rates and available Guarantee Periods may be found in the Prospectus.

The formula is:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next  higher  integer when  occurring  on  other  than  an  anniversary  of the  beginning  of the  Fixed  Allocation's
                  Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months  (rounded to the next higher  integer  when  occurring  on other than a monthly  anniversary  of the  beginning of the  Guarantee  Period)  remaining  in such  Guarantee
                  Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date.  The formula may be changed if Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above,  we apply  certain  formulas to  determine  "I" and "J" when we do not offer  Guarantee  Periods  with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your  class of  Annuities  with  durations  that are both  shorter  and longer  than the
         Remaining  Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with  durations that are both longer and shorter than the  Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the
         Moody's  Corporate  Bond Yield Average - Monthly  Average  Corporates  (the  "Average"),  as published by Moody's  Investor
         Services,  Inc.,  its  successor,  or an  equivalent  service  should such Average no longer be  published by Moody's.  For determining  I, we will use the  Average  published  on or  immediately  prior to the  start  of the  applicable  Guarantee
         Period.  For  determining  J, we will use the Average for the Remaining  Period  published on or  immediately  prior to the date the MVA is calculated.

No MVA applies in  determining a Fixed  Allocation's  Account Value on its Maturity  Date,  and,  where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee  Period with a duration  equal to the number of years  remaining in a
Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are expected to be sensitive to interest rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There would be a downward  adjustment  when the  applicable  Current Rate plus 0.10  percent of interest  exceeds the rate credited to the Fixed  Allocation and an upward  adjustment  when the applicable  Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We  reserve  the right,  from time to time,  to  determine  the MVA using an  interest  rate  lower  than the  Current  Rate for all transactions  applicable  to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia  Trust (the  "Trust") has  obtained an  exemption  from the SEC that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
We reserve the right to do any or all of the following:  (a) combine a Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account B or a portion of it with other "unitized"  separate  accounts;  (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations;  (d) combine Separate Account D with other  "non-unitized"  separate accounts;  (e) deregister  Separate
Account B under the Investment  Company Act; (f) operate Separate Account B as a management  investment company under the Investment
Company Act or in any other form  permitted by law;  (g) make  changes  required by any change in the  Securities  Act of 1933,  the
Exchange Act of 1934 or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes  required by any change in other Federal or state laws relating to retirement  annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity  belongs,  to another  "unitized"  separate  account.  We also  reserve the right to transfer  assets of Separate
Account D which we determine to be associated with the class of contracts to which your annuity belongs,  to another  "non-unitized"
separate  account.  We will  notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse your Annuity to reflect the change.

Deferral of Transactions
We may defer any  distribution or transfer from a Fixed  Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation  or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3%
or at  least  4% if  required  by your  contract,  per  year on the  amount  deferred.  We may  defer  payment  of  proceeds  of any distribution  from any  Sub-account or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the transaction  is  effected.  Any  deferral  period  begins  on the date such  distribution  or  transfer  would  otherwise  have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
If there has been a misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum death benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices up to 30 days before the Annuity  Date.  A maximum  Annuity Date may be required by law. Any change to these  options  must be in  writing.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity options may not be available  depending on the age of the Annuitant.  You may not annuitize and receive annuity  payments within the first Annuity Year.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the Beneficiary to the end of such period.  Note that under this option,  payments are not based on any  assumptions  of life  expectancy.  Therefore,  that portion of the Insurance  Charge assessed to cover the risk that key lives outlive our  expectations  provides no benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity payment is determined by multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity  rates.  The table of annuity  rates  differs  based on the type of annuity  chosen and the  frequency  of  payment  selected.  Our rates  will not be less than our  guaranteed  minimum  rates.  These guaranteed  minimum rates are derived from the 1983a  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where  required by law or regulation,  such annuity table will have rates that do not differ  according to the gender of the key life.  Otherwise, the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other  factors  described  below.  The greater the AIR,  the  greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments  will be higher  than the first.  If the  Sub-accounts  you choose  perform  worse than the AIR,  then subsequent  annuity  payments will be lower than the first.  Within payment option 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive are adjusted based on the  performance of the  Sub-accounts  relative to the AIR;  however,  subsequent  annuity  payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the  Annuitant,  for a Certain  Period,  or for the life of the Annuitant  and a Certain  Period.  Annuity  payments  terminate  when the Annuitant  dies,  the Certain  Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your  Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the Account Value reduced by any applicable  premium tax, the length of any Certain  Period,  the payment option  selected, and the Unit Value of the  Sub-accounts  you initially  selected on the Annuity Date.  The number of Units also will depend on the  Annuitant's  age and gender  (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.
         Other than to fund  Annuity  Payments,  the  number of Units  allocated  to each  Sub-account  will not  change  unless you transfer among the Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account  and multiplying  them by the Unit Value of each  Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion the Annuity  Payment  Amount from the immediate  impact of Sub-account performance  through a "stabilization"  process.  This means that positive market  performance will not always increase the
         Annuity  Payment  Amount,  and negative  market  performance  will not always  decrease  the Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the Inheritance  Period while  generally  maintaining a level Annuity Payment
         Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to  increase  the Annuity  Payment
         Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
         Rate, the Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment Date is the date each month  annuity  payments are payable.  This date is the same day of the month as the
         Annuity  Date which may be any date chosen by you between the 1st and the 28th day of the month.  The Annuity  Payment Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently  4%. The  Benchmark  Rate for Annuity  Option 6 is currently  3%. We may use a different rate for different  classes of purchasers.  The Benchmark  Rate is set forth in the  supplemental  contract material which you receive upon annuitization.

         Cash Value Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value  Trigger is a percentage  of the Account Value on the Annuity
         Date (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s)  is alive  and/or  less any  losses,  distributions,  and  charges  thereon.  Income  Base is  determined separately  for each  Sub-account,  and then  totaled to  determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance  Date is the date we receive,  at our office,  due proof  satisfactory to us of the  Annuitant's  death and all other  requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint  Annuitants,  the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which  annuity  payments  are due whether or not the  Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account  of how many Units are  expected to fund your annuity  payments as of each  Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity Date and is based on the portion of the
         Account Value on the Annuity Date you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,
         the Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined  on the Annuity  Date.  The  schedule of units is  established  for each  Sub-account  you choose on the
         Annuity  Date based on the  applicable  benchmark  rate,  meaning the AIR,  and the annuity  factors.  The annuity  factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial  annuity  payment  amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
         Annuity Date.  We calculate  this value upon  annuitization  and this is the amount  payable on the first  Annuity  Payment
         Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first  reduced by one month  (because  one monthly  period has passed)  and then  increased  or decreased to reflect the difference  between the value of the Units to be redeemed to fund the stable annuity  payment amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account  performance  exceeds  the
              Benchmark  Rate, then the Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark  Rate,  the  Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.

         The next annuity  payment  amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been  exceeded  then we do not make an  adjustment.  The next annuity  payment  amount is equal to the then current annuity payment amount.  The  Inheritance  Period and the Cash Value initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger has been exceeded  then we make an  adjustment.  The Cash Value of the Annuity is adjusted to be equal to the Cash Value  Trigger and the  Inheritance  Period is  decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the Inheritance  Period is equal to zero, the Annuity in the annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the Inheritance Date;  however,  the annuity payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity  payment option 6, the Optional  Guarantee  Feature,  the annuity  payment amount will not be less than the initial guaranteed annuity payment amount.
------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have  selected  annuity  payment  option 6, you can adjust the Cash  Value  Trigger to 25%,  50%,  or 75% of the original Cash Value Trigger on any Annuity Payment Date.

         Reducing  the Cash Value  Trigger  increases  the  likelihood  that your annuity  payment  amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future annuity  payments.  Any adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
         If you have selected Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment option 5 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate, and $50,000  Account Value on the Annuity Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity payment option 6 under different  hypothetical  interest rate scenarios for a randomly chosen male and female aged 65 with a 3% Benchmark Rate, and a $50,000  Account Value on Annuity Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving
Annuitant and the Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the Inheritance  Period.
As an  alternative,  a lump sum can be paid to the  Beneficiary.  There is no guarantee  that there will be any  Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the
Inheritance Date, the Annuity terminates.

For  Payment  Options 1, 2 and 3 if the  Annuitant  dies before the Annuity  Date,  the Annuity  will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection with a tax qualified  retirement plan or qualified contract  (including  individual  retirement annuities),  the beneficiary may only be entitled to a lump sum distribution after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a Beneficiary,  annuity  payments will begin as of the next Annuity Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until the death of the last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2001 and 2000, and for each of the three years in the period  ended  December  31,  2001,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Variable  Account B at  December  31,  2001 and for the years  ended  December  31,  2001 and 2000,  appearing  in this
Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon  appearing  elsewhere  herein,  and are  included in reliance  upon such  reports  given upon the  authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel for American  Skandia Life Assurance  Corporation has passed with respect to Federal laws and regulations  applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account B

The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation  Variable Account B Sub-accounts as of December  31, 2001 and for the years ended  December  31,  2001 and 2000.  There are other  Sub-accounts  included in Variable
Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut  06601-7040.  Our phone number is  1-800-766-4530.  You may also forward such a request  electronically  to our Customer Service Department at customerservice@skandia.com.

                         APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                                         Variable Account B

                                          Report of Independent Auditors

To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation

We have audited the accompanying  statement of assets,  liabilities and contractowners' equity of the seventy-eight sub-accounts of American  Skandia Life Assurance  Corporation  Variable Account B - Class 1, referred to in Note 1, as of December 31, 2001,  and the related  statement of  operations  for the year then ended and the  statements of changes in net assets  for each of the two years in the period  then  ended.  These  financial  statements  are the responsibility  of the  Company's  management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the  seventy-eight  sub-accounts  of American  Skandia Life Assurance  Corporation  Variable
Account B - Class 1,  referred to in Note 1, at December  31,  2001,  and the results of their  operations  for the year  then  ended,  and  changes  in their  net  assets  for  each of the two  years in the  period  then  ended in conformity with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
February 2, 2002

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B --- CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------

                                        ASSETS                                                                                           LIABILITIES

Investment in mutual funds, at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            AIM Balanced Portfolio - 40,417,490 shares ( cost $543,033,020)                     $ 463,184,439      Payable to American Skandia Trust                                                $ 37,450,589
            Alger All-Cap Growth Portfolio - 1,004,532,140 shares ( cost $769,789,249)            695,157,974      Payable to Davis Funds                                                                    703
            Alliance Bernstein Growth & Value Portfolio - 3,320,346 shares ( cost $30,500,424)     32,273,758      Payable to ProFunds                                                                   839,481
                                                                                                                                                                                                 ----------------
            Alliance Growth - 44,049,034 shares ( cost $509,608,521)                              430,799,551                                Total Liabilities                                        38,290,773
            Alliance Growth & Income - 95,114,169 shares ( cost $1,935,554,588)                 1,778,634,952
            American Century Income and Growth - 29,737,846 shares ( cost $413,067,980)           352,096,097
            American Century International Growth I - 39,571,671 shares ( cost $454,228,475)      481,587,232
            American Century Strategic Balanced - 15,369,022 shares ( cost $210,996,592)          193,957,064
            Cohen & Steers Real Estate Portfolio - 12,786,936 shares ( cost $129,136,569)         129,275,923
            DeAm Small-Cap Growth - 73,017,689 shares ( cost $492,491,389)                        513,314,354
            Federated Aggressive Growth - 6,394,454 shares ( cost $44,577,693)                     46,167,956
            Federated High Yield Bond - 55,887,442 shares ( cost $531,126,582)                    494,603,861
            Founders Passport - 14,534,848 shares ( cost $170,741,039)                            146,801,965
            Gabelli All-Cap Value - 14,701,385 shares ( cost $147,920,836)                        144,955,652
            Gabelli Small-Cap Value - 38,228,131 shares ( cost $491,533,791)                      499,641,677                             NET ASSETS
            Goldman Sachs Small-Cap Value - 25,488,010 shares ( cost $373,123,258)                396,338,558                                                                             Unit
            Invesco Equity Income - 61,837,333 shares ( cost $1,046,997,502)                      964,044,028      Contractowners' Equity                                      Units     Value
                                                                                                                   ----------------------                                      -----     -----
            JanCap Growth - 97,248,963 shares ( cost $3,986,573,953)                            2,331,057,650                  AST - AIM Balanced                            26,641,422    17.39   $ 463,184,439
            Janus Mid-Cap Growth - 16,659,236 shares ( cost $73,940,792)                           66,137,168                  AST - Alger All-Cap Growth                   125,442,916     5.54     695,157,974
            Janus Overseas Growth - 52,771,459 shares ( cost $822,754,497)                        548,295,456                  AST - Alliance Bernstein Growth & Value        3,351,836     9.63      32,273,758
            Janus Strategic Value - 4,501,844 shares ( cost $43,042,236)                           41,867,147                  AST - Alliance Growth                         29,478,257    14.61     430,799,551
            Kinetics Internet - 382,870 shares ( cost $3,053,562)                                   3,208,454                  AST - Alliance Growth & Income                63,123,316    28.18   1,778,634,952
            Lord Abbett Bond Debenture - 5,419,709 shares ( cost $55,662,308)                      56,635,959                  AST - American Century Income & Growth        27,386,278    12.86     352,096,097
            Marsico Capital Growth - 85,056,604 shares ( cost $1,534,153,502)                   1,180,585,665                  AST - American Century International Growth I 37,487,425    12.85     481,587,232
            MFS Global Equity - 5,638,585 shares ( cost $50,408,609)                               51,931,371                  AST - American Century Strategic Balanced     14,369,895    13.50     193,957,064
            MFS Growth - 114,134,466 shares ( cost $1,113,121,104)                                943,892,034                  AST - Cohen & Steers Real Estate              12,268,426    10.54     129,275,923
            MFS Growth with Income - 11,559,047 shares ( cost $111,182,845)                       102,759,926                  AST - DeAm Small-Cap Growth                   60,703,791     8.46     513,314,354
            Money Market - 2,445,129,183 shares ( cost $2,445,129,183)                          2,445,129,183                  AST - Federated Aggressive Growth              6,499,066     7.10      46,167,956
            Neuberger & Berman Mid-Cap Growth - 35,708,079 shares ( cost $514,044,728)            487,415,278                  AST - Federated High Yield Bond               39,130,467    12.64     494,603,861
            Neuberger & Berman Mid-Cap Value - 61,885,398 shares ( cost $928,326,229)             953,653,982                  AST - Founders Passport                       13,627,264    10.77     146,801,965
            PBHG Small-Cap Growth - 28,807,891 shares ( cost $747,251,184)                        457,181,229                  AST - Gabelli All-Cap Value                   14,934,570     9.71     144,955,652
            PIMCO Limited Maturity Bond - 51,091,500 shares ( cost $563,698,254)                  577,333,950                  AST - Gabelli Small-Cap Value                 35,483,530    14.08     499,641,677
            PIMCO Total Return Bond - 128,323,724 shares ( cost $1,446,571,227)                 1,530,902,033                  AST - Goldman Sachs Small-Cap Value           26,220,860    15.12  396,338,558.00
            Sanford Bernstein Core Value - 4,168,332 shares ( cost $40,971,136)                    42,266,883                  AST - Invesco Equity Income                   48,595,962    19.84  964,044,028.00
            Sanford Bernstein Managed Index 500 - 51,834,567 shares ( cost $641,152,896)          577,437,079                  AST - JanCap Growth                           84,116,221    27.71   2,331,057,650
            Scudder Japan - 590,493 shares ( cost $3,104,137)                                       3,035,133                  AST - Janus Mid-Cap Growth                    17,045,776     3.88      66,137,168
            Strong International Equity .- 28,018,887 shares ( cost $449,736,285)                 422,244,622                  AST - Janus Overseas Growth                   40,507,419    13.54     548,295,456
            T. Rowe Price Asset Allocation - 21,199,122 shares ( cost $358,906,678)               319,046,785                  AST - Janus Strategic Value                    4,575,558     9.15      41,867,147
            T. Rowe Price Global Bond - 10,637,640 shares ( cost $101,034,008)                    102,653,229                  AST - Kinetics Internet                          389,350     8.24       3,208,454
            T. Rowe Price Natural Resources - 8,560,110 shares ( cost $131,138,624)               129,428,870                  AST - Lord Abbett Bond Debenture               5,506,982    10.28      56,635,959
      Davis Funds:                                                                                                             AST - Marsico Capital Growth                  85,895,802    13.74   1,180,585,665
            Davis Value Fund - 547,332 shares ( cost $5,648,142)                                    5,402,164                  AST - MFS Global Equity                        5,806,567     8.94      51,931,371
      Evergreen Funds:                                                                                                         AST - MFS Growth                             117,716,242     8.02     943,892,034
            VA Blue Chip Fund - 523,011 shares ( cost $4,658,200)                                   3,891,203                  AST - MFS Growth with Income                  11,896,688     8.64     102,759,926
            VA Capital Growth Fund - 595,339 shares ( cost $8,914,815)                            $ 8,358,559                  AST - Money Market                           184,612,059    13.24 $ 2,445,129,183
            VA Equity Index Fund - 482,378 shares ( cost $4,948,088)                                4,326,928                  AST - Neuberger & Berman Mid-Cap Growth       25,717,164    18.95     487,415,278
            VA Foundation Fund - 679,706 shares ( cost $10,071,701)                                 8,870,162                  AST - Neuberger & Berman Mid-Cap Value        47,298,313    20.16     953,653,982
            VA Global Leaders Fund - 1,103,036 shares ( cost $13,451,681)                          13,688,682                  AST - PBHG Small-Cap Growth                   23,048,821    19.84     457,181,229
            VA International Growth Fund - 45,049 shares ( cost $454,854)                             421,638                  AST - PIMCO Limited Maturity Bond             42,410,807    13.61     577,333,950
            VA Omega Fund - 1,199,307 shares ( cost $22,083,573)                                   17,341,986                  AST - PIMCO Total Return Bond                 99,028,465    15.46   1,530,902,033
            VA Small-Cap Value Fund - 292,885 shares ( cost $3,494,499)                             3,690,353                  AST - Sanford Bernstein Core Value             4,207,869    10.04      42,266,883
            VA Special Equity Fund - 2,599,002 shares ( cost $25,138,099)                          25,340,271                  AST - Sanford Bernstein Managed Index 500     48,018,721    12.03     577,437,079
            VA Strategic Income Fund - 388,977 shares ( cost $3,636,611)                            3,512,462                  AST - Scudder Japan                              596,230     5.09       3,035,133
      Invesco Variable Investment Funds:                                                                                       AST - Strong International Equity             17,388,860    24.28     422,244,622
            VIF Dynamics Fund - 9,592,929 shares ( cost $117,714,968)                             120,295,329                  AST - T. Rowe Price Asset Allocation          17,579,107    18.15     319,046,785
            VIF Financial Services Fund - 11,663,838 shares ( cost $152,077,230)                  144,864,867                  AST - T. Rowe Price Global Bond                9,668,062    10.62     102,653,229
            VIF Health Sciences Fund - 12,039,335 shares ( cost $215,582,851)                     219,115,896                  AST - T. Rowe Price Natural Resources          6,565,088    19.71     129,428,870
            VIF Technology Fund - 11,554,994 shares ( cost $213,608,566)                          177,600,254                  Davis Value Fund                                 617,727     8.75       5,402,164
            VIF Telecommunications Fund - 12,188,725 shares ( cost $67,400,225)                    67,891,196                  Evergreen - VA Blue Chip Fund                    526,302     7.39       3,891,203
      Montgomery Variable Series ( Montgomery ):                                                                               Evergreen - VA Capital Growth Fund               788,396    10.60       8,358,559
            Emerging Markets - 12,691,103 shares ( cost $91,435,043)                               91,629,764                  Evergreen - VA Equity Index Fund                 526,290     8.22       4,326,928
      Nike:                                                                                                                    Evergreen - VA Foundation Fund                 1,019,799     8.70       8,870,162
            First Trust 10 Uncommon Values - 1,969,774 shares ( cost $14,490,322)                  10,636,782                  Evergreen - VA Global Leaders Fund             1,520,376     9.00      13,688,682
      ProFunds:                                                                                                                Evergreen - VA International Growth Fund          45,358     9.30         421,638
            VP Bear - 1,006,567 shares ( cost $35,556,947)                                         35,300,301                  Evergreen - VA Omega Fund                      2,585,848     6.71      17,341,986
            VP Biotechnology - 1,675,351 shares ( cost $43,553,084)                                42,620,918                  Evergreen - VA Small-Cap Value Fund              258,972    14.25       3,690,353
            VP Bull Plus - 2,509,342 shares ( cost $56,683,480)                                    56,987,150                  Evergreen - VA Special Equity Fund             2,540,062     9.98   25,340,271.00
            VP Energy - 756,303 shares ( cost $20,948,412)                                         21,123,539                  Evergreen - VA Strategic Income Fund             341,316    10.29       3,512,462
            VP Europe 30 - 1,853,916 shares ( cost $45,102,096)                                    44,975,990                  INVESCO - VIF Dynamics Fund                   13,391,660     8.98  120,295,329.00
            VP Financial - 708,566 shares ( cost $19,632,095)                                      19,854,014                  INVESCO - VIF Financial Services Fund         11,612,048    12.48     144,864,867
            VP Healthcare - 1,147,716 shares ( cost $32,868,357)                                   32,629,559                  INVESCO - VIF Health Sciences Fund            17,419,141    12.58     219,115,896
            VP OTC - 3,842,148 shares ( cost $69,396,735)                                          67,352,846                  INVESCO - VIF Technology Fund                 26,652,622     6.66     177,600,254
            VP Real Estate - 1,181,836 shares ( cost $38,189,169)                                  38,669,672                  INVESCO - VIF Telecommunications Fund         13,553,158     5.01      67,891,196
            VP Technology - 830,290 shares ( cost $15,590,786)                                     14,920,314                  Montgomery - Emerging Markets                 14,095,135     6.50      91,629,764
            VP Telecommunications - 191,790 shares ( cost $4,164,363)                               4,136,919                  Nike - First Trust 10 Uncommon Values          2,255,266     4.72      10,636,782
            VP Ultra OTC - 19,806,001 shares ( cost $92,079,489)                                   95,662,983                  ProFunds - VP Bear                             3,059,897    11.54      35,300,301
            VP Ultra Small-Cap - 3,282,657 shares ( cost $76,943,947)                              83,740,574                  ProFunds - VP Biotechnology                    5,093,235     8.37      42,620,918
            VP Utilities - 522,801 shares ( cost $12,877,873)                                      12,907,953                  ProFunds - VP Bull Plus                        7,628,819     7.47      56,987,150
      Prudential Funds:                                                                                                        ProFunds - VP Energy                           2,299,149     9.19      21,123,539
            SP Jennison Int'l Growth - 372,728 shares ( cost $1,979,905)                            2,023,829                  ProFunds - VP Europe 30                        5,711,763     7.87      44,975,990
      Rydex Inc.:                                                                                                              ProFunds - VP Financial                        2,154,106     9.22      19,854,014
            Nova Fund- 2,949,360 shares ( cost $36,719,447)                                        25,570,952                  ProFunds - VP Healthcare                       3,489,097     9.35      32,629,559
            OTC Fund - 7,126,431 shares ( cost $183,725,768)                                      105,471,178                  ProFunds - VP OTC                             11,681,189     5.77      67,352,846
            Ursa Fund - 673,095 shares ( cost $4,514,301)                                           4,233,769                  ProFunds - VP Real Estate                      3,592,834    10.76      38,669,672
      Wells Fargo Variable Trust (WFVT):                                                                                       ProFunds - VP Technology                       2,524,295     5.91      14,920,314
            Equity Income Fund - 615,742 shares ( cost $9,899,479)                                  9,556,312                  ProFunds - VP Telecommunications                 583,065     7.10       4,136,919
            Equity Value Fund - 3,625,970 shares ( cost $34,551,964)                               32,706,250                  ProFunds - VP Ultra OTC                       50,124,696     1.91      95,662,983
                                                                                       -----------------------
                          Total Invested Assets                                                22,814,257,645                  ProFunds - VP Ultra Small-Cap                 10,010,482     8.37      83,740,574
                                                                                                                               ProFunds - VP Utilities                        1,589,344     8.12      12,907,953
                                                                                                                               Prudential - SP Jennison Int'l Growth            273,843     7.39       2,023,829
Receivable from American Skandia Life Assurance Corporation                                       $ 8,321,146                  Rydex - Nova Fund                              3,990,618     6.41    $ 25,570,952
Receivable from Evergreen Funds                                                                     1,838,313                  Rydex - OTC Fund                              15,866,046     6.65     105,471,178
Receivable from Invesco Funds                                                                      26,737,301                  Rydex - Ursa Fund                                351,487    12.05       4,233,769
Receivable from Montgomery Funds                                                                    1,083,941                  WFVT - Equity Income Fund                      1,019,937     9.37       9,556,312
Receivable from Nike Funds                                                                             17,541                  WFVT - Equity Value Fund                       3,705,869     8.83      32,706,250
Receivable from Prudential Funds                                                                       97,783
                                                                                                                                                                                                 ----------------
Receivable from Rydex Funds                                                                           153,067                                Total Contractowner's Equity                         22,814,257,645
Receivable from Wells Fargo Funds                                                                      41,682

                                                                                       -----------------------
                          Total Receivables                                                        38,290,773

                                                                                       -----------------------                                                                                   ----------------
                          Total Assets                                                       $ 22,852,548,418                                Total Liabilities & Contractowner's Equity          $ 22,852,548,418
                                                                                       =======================                                                                                   ================

--------------------------------------------------------------------------------------------------------------     ----------------------------------------------------------------------------------------------
See Notes to Financial Statements

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                AST - Alger        AST - Alliance Bernstein
                                                                                                                                     AST - Alger Growth        Mid-Cap Growth          Growth & Value
                                                                                             AST - AIM           AST - Alger            Jan. 1 thru             Jan. 1 thru             * May 1 thru            AST - Alliance         AST - Alliance       AST - American Century   AST - American Century
                                                                         Total               Balanced           All-Cap Growth        Feb. 15, 2001 **        Feb. 15, 2001 **          Dec. 31, 2001               Growth              Growth & Income       Income & Growth        International Growth I
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                         $ 370,917,609         $ 14,190,525                    $ -              $ 817,679                     $ -                       $ -                     $ -        $ 13,962,753                $ 2,916,979             $ 1,445,558
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)(348,155,367)          (7,683,856)           (10,510,845)            (2,644,534)             (1,664,654)                 (118,566)             (5,729,244)        (24,827,391)                (5,768,224)             (5,038,367)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                               22,762,242            6,506,669            (10,510,845)            (1,826,855)             (1,664,654)                 (118,566)             (5,729,244)        (10,864,639)                (2,851,245)             (3,592,809)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                 27,877,633,466          209,117,441            363,301,477          1,336,613,917             875,785,741                15,937,531             240,492,121         317,206,068                128,020,302             512,691,701
   Cost of Securities Sold                                             32,585,112,611          217,793,229            492,722,584          1,391,046,912             885,524,836                16,278,611             384,265,757         347,952,451                141,621,362             647,041,269

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                 (4,707,479,145)          (8,675,788)          (129,421,107)           (54,432,995)             (9,739,095)                 (341,080)           (143,773,636)        (30,746,383)               (13,601,060)           (134,349,568)
   Short-Term Capital Gain Distributions Received                         334,337,707                    -                      -              6,317,615               2,603,400                         -              80,803,445          38,920,034                          -                       -
   Long-Term Capital Gain Distributions Received                          788,479,538                    -                      -                      -                       -                         -              16,030,371         144,804,372                          -              22,052,576
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                               (3,584,661,900)          (8,675,788)          (129,421,107)           (48,115,380)             (7,135,695)                 (341,080)            (46,939,820)        152,978,023                (13,601,060)           (112,296,992)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                 (2,644,589,445)          (3,323,475)           (67,580,996)           (66,319,007)            (20,190,656)                        -             (58,576,473)         42,894,219                (31,613,068)            (18,096,465)
   End of Period                                                       (3,454,914,914)         (79,848,583)           (74,631,275)                     -                       -                 1,773,334             (78,808,970)       (156,919,636)               (60,971,883)             27,358,756
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                               (810,325,469)         (76,525,108)            (7,050,279)            66,319,007              20,190,656                 1,773,334             (20,232,497)       (199,813,855)               (29,358,815)             45,455,221
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ (4,372,225,127)       $ (78,694,227)        $ (146,982,231)          $ 16,376,772            $ 11,390,307               $ 1,313,688           $ (72,901,561)      $ (57,700,471)             $ (45,811,120)          $ (70,434,580)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                   AST - American CenturyAST - Cohen & Steers     AST - DeAm          AST - Federated         AST - Federated          AST - Founders            AST - Gabelli         AST - Gabelli        AST - Goldman Sachs         AST - Invesco
                                                                    Strategic Balanced      Real Estate        Small-Cap Growth      Aggressive Growth        High Yield Bond             Passport               All-Cap Value          Small-Cap Value       Small-Cap Value           Equity Income
                                                                   ----------------------------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 3,705,785          $ 3,746,924                    $ -                $ 2,670            $ 55,168,381                       $ -                $ 36,772         $ 1,982,981                        $ -            $ 24,067,128
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (2,845,218)          (1,773,329)            (8,907,853)              (195,726)             (7,460,663)               (2,746,057)             (1,489,226)         (6,020,688)                (4,252,327)            (15,281,329)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  860,567            1,973,594             (8,907,853)              (193,055)             47,707,717                (2,746,057)             (1,452,454)         (4,037,708)                (4,252,327)              8,785,799
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     50,987,296          114,980,006          1,181,221,216             16,036,134             386,033,379               195,843,434              88,728,531         310,923,998                166,701,211             397,570,892
   Cost of Securities Sold                                                 50,437,817          107,877,842          1,672,574,814             17,930,123             471,307,607               305,462,016              92,410,115         288,148,954                134,902,845             431,198,901

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                        549,479            7,102,164           (491,353,598)            (1,893,989)            (85,274,228)             (109,618,582)             (3,681,584)         22,775,044                 31,798,366             (33,628,009)
   Short-Term Capital Gain Distributions Received                           1,832,361                    -             72,654,894                      -                       -                         -                  38,538           2,657,460                  4,133,606                       -
   Long-Term Capital Gain Distributions Received                            2,944,110                    -             41,217,480                      -                       -                         -                       -          17,600,526                  3,112,030              10,871,285
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                    5,325,950            7,102,164           (377,481,224)            (1,893,989)            (85,274,228)             (109,618,582)             (3,643,046)         43,033,030                 39,044,002             (22,756,724)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        516,686           10,133,996           (138,682,868)               (93,295)            (67,009,291)              (55,632,602)                170,400          34,910,721                 36,800,960              24,250,053
   End of Period                                                          (17,039,528)             139,355             20,822,964              1,590,263             (36,522,721)              (23,939,074)             (2,965,183)          8,107,886                 23,215,301             (82,953,474)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                (17,556,214)          (9,994,641)           159,505,832              1,683,558              30,486,570                31,693,528              (3,135,583)        (26,802,835)               (13,585,659)           (107,203,527)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (11,369,697)          $ (918,883)        $ (226,883,245)            $ (403,486)           $ (7,079,941)            $ (80,671,111)           $ (8,231,083)       $ 12,192,487               $ 21,206,016          $ (121,174,452)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                      AST - Janus           AST - Janus          AST - Janus           AST - Kinetics        AST - Lord Abbett          AST - Marsico              AST - MFS             AST - MFS               AST - MFS                   AST
                                                                     Mid-Cap Growth        Overseas Growth     Strategic Value            Internet             Bond Debenture          Capital Growth            Global Equity             Growth           Growth with Income           Money Market
                                                                   -------------------   -----------------------------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                              $ 54,601         $ 43,112,004               $ 16,835                    $ -                $ 12,687                       $ -                     $ -            $ 25,134                  $ 117,017            $ 87,652,956
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (966,333)         (10,513,308)              (458,406)               (54,155)               (445,201)              (19,283,201)               (582,839)        (13,794,118)                (1,359,832)            (35,405,815)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                 (911,732)          32,598,697               (441,571)               (54,155)               (432,513)              (19,283,201)               (582,839)        (13,768,985)                (1,242,815)             52,247,141
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     94,920,593          512,920,457             34,898,123             11,098,129              38,552,544               660,840,721              64,229,046         362,076,161                 41,729,183           8,679,262,534
   Cost of Securities Sold                                                153,310,156          940,598,327             36,974,573             11,748,799              38,956,296               680,063,756              70,923,824         438,199,784                 50,879,092           8,679,262,534

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                    (58,389,563)        (427,677,870)            (2,076,450)              (650,670)               (403,752)              (19,223,035)             (6,694,778)        (76,123,623)                (9,149,909)                      -
   Short-Term Capital Gain Distributions Received                                   -           65,719,060                      -                      -                   4,298                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -          140,147,901                      -                      -                       -                31,172,476                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                  (58,389,563)        (221,810,909)            (2,076,450)              (650,670)               (399,454)               11,949,441              (6,694,778)        (76,123,623)                (9,149,909)                      -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                    (25,104,601)        (229,011,421)               (34,155)               (87,495)                 54,231                22,231,335              (1,212,175)         (6,906,361)                  (630,016)                      -
   End of Period                                                           (7,803,624)        (274,459,041)            (1,175,088)               154,892                 973,651              (353,567,838)              1,522,762        (169,229,070)                (8,422,920)                      -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                 17,300,977          (45,447,620)            (1,140,933)               242,387                 919,420              (375,799,173)              2,734,937        (162,322,709)                (7,792,904)                      -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (42,000,318)      $ (234,659,832)          $ (3,658,954)            $ (462,438)               $ 87,453            $ (383,132,933)           $ (4,542,680)     $ (252,215,317)             $ (18,185,628)           $ 52,247,141
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                            AST - Sanford Bernstein
                                                                                                                                                                 Core Value
                                                                   AST - Neuberger & Berman AST - PBHG           AST - PIMCO            AST - PIMCO             * May 1 thru        AST - Sanford Bernstein      AST - Scudder          AST - Strong        AST - T. Rowe Price      AST - T. Rowe Price
                                                                     Mid-Cap Value        Small-Cap Growth   Limited Maturity Bond   Total Return Bond         Dec. 31, 2001          Managed Index 500              Japan            International Equity   Asset Allocation            Global Bond
                                                                   -------------------   ----------------------------------------------------------------   ---------------------  ------------------------  ----------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 1,286,073                  $ -           $ 22,675,028           $ 65,418,292                     $ -               $ 5,636,086                     $ -           $ 938,217               $ 10,781,977                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6) (13,209,149)          (6,147,084)            (7,256,512)           (20,087,164)               (160,639)               (8,574,950)                (47,501)         (7,276,643)                (5,091,223)             (1,596,417)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                              (11,923,076)          (6,147,084)            15,418,516             45,331,128                (160,639)               (2,938,864)                (47,501)         (6,338,425)                 5,690,755              (1,596,417)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    392,979,138          179,100,179            353,612,738            563,308,357               9,195,298               343,612,776              47,980,586         742,551,881                 90,666,652              52,765,546
   Cost of Securities Sold                                                363,599,109          267,332,337            339,510,531            553,532,430               9,759,834               416,096,777              49,058,694       1,020,738,807                 85,498,807              57,679,247

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                     29,380,029          (88,232,158)            14,102,207              9,775,927                (564,536)              (72,484,001)             (1,078,108)       (278,186,926)                 5,167,845              (4,913,701)
   Short-Term Capital Gain Distributions Received                          44,855,751                    -                      -                      -                       -                         -                  11,008                   -                          -                       -
   Long-Term Capital Gain Distributions Received                            5,255,987           78,840,195                      -                      -                       -                 6,845,533                       -          61,964,138                 36,268,037                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                   79,491,767           (9,391,963)            14,102,207              9,775,927                (564,536)              (65,638,468)             (1,067,100)       (216,222,788)                41,435,882              (4,913,701)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                    141,198,425         (260,197,998)            14,577,604             47,016,511                       -               (54,062,023)                (44,554)       (110,282,633)                32,198,030              (6,204,550)
   End of Period                                                           25,327,753         (290,069,954)            13,635,695             84,330,806               1,295,747               (63,715,816)                (69,004)        (27,491,664)               (39,859,893)              1,619,221
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                               (115,870,672)         (29,871,956)              (941,909)            37,314,295               1,295,747                (9,653,793)                (24,450)         82,790,969                (72,057,923)              7,823,771
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (48,301,981)       $ (45,411,003)          $ 28,578,814           $ 92,421,350               $ 570,572             $ (78,231,125)           $ (1,139,051)     $ (139,770,244)             $ (24,931,286)            $ 1,313,653
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                         Evergreen             Evergreen VA
                                                                                                                                                                                                                                          VA Omega        Perpetual International Fund
                                                                         Davis             Evergreen VA          Evergreen VA           Evergreen VA            Evergreen VA            Evergreen VA             Evergreen VA           * May 1 thru            Jan 1 thru               Evergreen VA
                                                                       Value Fund         Blue Chip Fund      Capital Growth Fund    Equity Index Fund        Foundation Fund        Global Leaders Fund     International Growth Fund Dec. 31, 2001           Aug. 3, 2001          Small-Cap Value Fund
                                                                   -------------------   ------------------  --------------------------------------------   ---------------------  ------------------------  ------------------------------------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -             $ 11,577               $ 26,714               $ 45,228               $ 196,508                  $ 61,103                 $ 2,075                 $ -                    $ 2,454                 $ 6,600
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (54,574)             (55,257)               (88,637)               (54,873)               (126,466)                 (176,903)                 (2,622)           (223,603)                    (4,187)                (28,174)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  (54,574)             (43,680)               (61,923)                (9,645)                 70,042                  (115,800)                   (547)           (223,603)                    (1,733)                (21,575)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        259,905              595,676                203,201                503,947                 872,057                25,223,130                  30,846           1,605,132                    486,094                 152,883
   Cost of Securities Sold                                                    293,642              813,344                213,859                655,672               1,012,403                27,249,914                  34,427           2,536,014                    589,447                 138,456

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                        (33,737)            (217,668)               (10,658)              (151,725)               (140,346)               (2,026,784)                 (3,581)           (930,882)                  (103,353)                 14,427
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -                       -                   -                     12,492                 162,429
   Long-Term Capital Gain Distributions Received                                    -                    -                 58,077                      -                       -                         -                       -                   -                     24,312                  83,969
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                      (33,737)            (217,668)                47,419               (151,725)               (140,346)               (2,026,784)                 (3,581)           (930,882)                   (66,549)                260,825
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         15,135             (291,331)               252,491               (264,391)               (425,429)                 (322,123)                      -          (3,432,073)                    (1,892)                 39,925
   End of Period                                                             (245,979)            (766,997)              (556,255)              (621,160)             (1,201,539)                  237,001                 (33,200)         (4,741,588)                         -                 195,854
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                   (261,114)            (475,666)              (808,746)              (356,769)               (776,110)                  559,124                 (33,200)         (1,309,515)                     1,892                 155,929
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ (349,425)          $ (737,014)            $ (823,250)            $ (518,139)             $ (846,414)             $ (1,583,460)              $ (37,328)       $ (2,464,000)                 $ (66,390)              $ 395,179
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                                                 ProFunds                  ProFunds
                                                                                                                                                                                                                  Montgomery                                      VP Bear              VP Biotechnology
                                                                      Evergreen VA         INVESCO - VIF        INVESCO - VIF          INVESCO - VIF           INVESCO - VIF            INVESCO - VIF              Emerging           Nike - First Trust      * Jan. 22 thru            * Jan. 22 thru
                                                                   Strategic Income Fund   Dynamics Fund     Financial Services Fund Health Sciences Fund     Technology Fund       Telecommunications Fund         Markets           10 Uncommon Values       Dec. 31, 2001            Dec. 31, 2001
                                                                   ----------------------------------------  --------------------------------------------------------------------  ------------------------------------------------   --------------------------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                             $ 195,705                  $ -              $ 481,793              $ 745,374                     $ -                       $ -                     $ -                 $ -                        $ -                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (33,222)          (1,805,581)            (2,534,509)            (3,144,840)             (3,396,357)               (1,771,049)             (1,251,839)           (207,765)                  (273,736)               (263,172)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                  162,483           (1,805,581)            (2,052,716)            (2,399,467)             (3,396,357)               (1,771,049)             (1,251,839)           (207,765)                  (273,736)               (263,172)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        296,763          636,645,790            159,236,162            270,340,600             313,609,687               412,895,251             108,725,536          11,544,163                316,665,586             167,031,618
   Cost of Securities Sold                                                    306,476          722,818,367            162,555,759            293,345,639             605,073,151               583,188,746             133,765,402          19,950,117                321,082,038             170,627,406

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                         (9,713)         (86,172,577)            (3,319,597)           (23,005,039)           (291,463,464)             (170,293,495)            (25,039,866)         (8,405,954)                (4,416,452)             (3,595,788)
   Short-Term Capital Gain Distributions Received                                   -                    -                 97,545                      -                       -                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -                    -                 32,515                      -                       -                         -                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                       (9,713)         (86,172,577)            (3,189,537)           (23,005,039)           (291,463,464)             (170,293,495)            (25,039,866)         (8,405,954)                (4,416,452)             (3,595,788)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        (78,087)         (28,798,850)            16,802,025             20,573,152            (152,776,597)              (65,570,845)            (17,851,745)         (4,928,560)                         -                       -
   End of Period                                                             (124,149)           2,580,361             (7,212,363)             3,533,046             (36,008,312)                  490,970                 194,722          (3,853,540)                  (256,646)               (932,166)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                    (46,062)          31,379,211            (24,014,388)           (17,040,106)            116,768,285                66,061,815              18,046,467           1,075,020                   (256,646)               (932,166)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 106,708        $ (56,598,946)         $ (29,256,641)         $ (42,444,612)         $ (178,091,536)           $ (106,002,729)           $ (8,245,238)       $ (7,538,699)              $ (4,946,834)           $ (4,791,126)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        ProFunds                                   ProFunds               ProFunds                ProFunds                ProFunds                 ProFunds             ProFunds VP
                                                                       VP Energy                                 VP Financial          VP Health Care              VP OTC              VP Real Estate            VP Technology        Telecommunications
                                                                     * Jan. 22 thru          ProFunds           * Jan. 22 thru         * Jan. 22 thru          * Jan. 22 thru          * Jan. 22 thru           * Jan. 22 thru         * Jan. 22 thru            ProFunds                  ProFunds
                                                                     Dec. 31, 2001         VP Europe 30         Dec. 31, 2001          Dec. 31, 2001           Dec. 31, 2001            Dec. 31, 2001            Dec. 31, 2001         Dec. 31, 2001           VP Ultra OTC           VP Ultra Small-Cap
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ -                  $ -                    $ -                    $ -                     $ -                       $ -                     $ -                 $ -                        $ -                     $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)    (226,444)            (517,227)              (163,113)              (226,581)               (498,418)                 (295,700)               (138,025)            (73,634)                (1,233,847)               (517,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
NET INVESTMENT INCOME (LOSS)                                                 (226,444)            (517,227)              (163,113)              (226,581)               (498,418)                 (295,700)               (138,025)            (73,634)                (1,233,847)               (517,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    123,410,285          255,373,256            118,903,388            141,760,719             356,133,245               146,891,095             133,600,206          70,371,800                133,740,530             229,556,703
   Cost of Securities Sold                                                130,025,890          270,913,576            119,545,020            145,219,743             362,927,602               149,791,169             136,291,563          74,241,139                411,937,631             239,356,660

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------
       Net Gain (Loss)                                                     (6,615,605)         (15,540,320)              (641,632)            (3,459,024)             (6,794,357)               (2,900,074)             (2,691,357)         (3,869,339)              (278,197,101)             (9,799,957)
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -                       -                   -                          -                       -
   Long-Term Capital Gain Distributions Received                                    -                    -                      -                      -                       -                         -                       -                   -                          -                       -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET REALIZED GAIN (LOSS)                                                   (6,615,605)         (15,540,320)              (641,632)            (3,459,024)             (6,794,357)               (2,900,074)             (2,691,357)         (3,869,339)              (278,197,101)             (9,799,957)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -             (509,428)                     -                      -                       -                         -                       -                   -               (170,189,204)                (18,463)
   End of Period                                                              175,127             (126,106)               221,919               (238,799)             (2,043,890)                  480,503                (670,472)            (27,444)                 3,583,494               6,796,628
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET UNREALIZED GAIN (LOSS)                                                    175,127              383,322                221,919               (238,799)             (2,043,890)                  480,503                (670,472)            (27,444)               173,772,698               6,815,091
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------  ----------------------   -----------------   ------------------------   ---------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $ (6,666,922)       $ (15,674,225)            $ (582,826)          $ (3,924,404)           $ (9,336,665)             $ (2,715,271)           $ (3,499,854)       $ (3,970,417)            $ (105,658,250)           $ (3,501,951)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================  ======================   =================   ========================   =====================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                     Prudential SP
                                                                   Jennison Int'l Growth
                                                                      * May 1 thru             Rydex                Rydex                  Rydex                    WFVT                    WFVT
                                                                     Dec. 31, 2001           Nova Fund             OTC Fund              Ursa Fund           Equity Income Fund       Equity Value Fund
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 1,022          $ 4,780,163                    $ -              $ 602,355                $ 80,441                 $ 210,815
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (8,359)            (889,038)            (2,598,994)              (118,063)               (110,974)                 (519,500)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------
NET INVESTMENT INCOME (LOSS)                                                   (7,337)           3,891,125             (2,598,994)               484,292                 (30,533)                 (308,685)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     27,603,712          192,235,524            223,042,434             79,330,664               4,545,697                36,813,647
   Cost of Securities Sold                                                 27,478,765          221,240,261            413,629,470             77,918,448               4,756,449                37,695,937

                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------
       Net Gain (Loss)                                                        124,947          (29,004,737)          (190,587,036)             1,412,216                (210,752)                 (882,290)
   Short-Term Capital Gain Distributions Received                                   -                    -                      -                      -                       -                         -
   Long-Term Capital Gain Distributions Received                                    -                    -                      -                      -                 228,626                         -
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET REALIZED GAIN (LOSS)                                                      124,947          (29,004,737)          (190,587,036)             1,412,216                  17,874                  (882,290)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                              -          (12,393,594)          (160,955,435)               425,567                 146,949                   959,371
   End of Period                                                               44,005          (11,148,495)           (78,254,591)              (280,532)               (343,167)               (1,845,714)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET UNREALIZED GAIN (LOSS)                                                     44,005            1,245,099             82,700,844               (706,099)               (490,116)               (2,805,085)
                                                                   -------------------   ------------------  ---------------------  ---------------------   ---------------------  ------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 161,615        $ (23,868,513)        $ (110,485,186)           $ 1,190,409              $ (502,775)             $ (3,996,060)
                                                                   ===================   ==================  =====================  =====================   =====================  ========================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AAF                                 AAF                               AST - AIM                         AST - Alger                         AST - Alger                          AST - Alger
                                                     Total                               Growth                          Mid-Cap Growth                           Balanced                                All-Cap Growth                  Growth                           Mid-Cap Growth
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended      Jan. 1 thru         Year Ended       Jan. 1 thru          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended         Jan. 1 thru      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001  Nov. 11, 2000 **     Dec. 31, 2001   Nov. 11, 2000 **     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Feb. 16, 2001 **  Dec. 31, 2000      Feb. 16, 2001 **  Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ 22,762,242    $ (71,016,722)               $ -    $ (20,524,239)                $ -    $ (11,337,429)        $ 6,506,669     $ 2,411,758     $ (10,510,845)    $ (2,587,208)       $ (1,826,855)    $ (2,567,277)       $ (1,664,654)   $ (1,635,667)
     Net Realized Gain (Loss)                     (3,584,661,900)   3,137,063,351                  -       89,162,778                   -      197,363,003          (8,675,788)     52,619,550      (129,421,107)     (29,839,159)        (48,115,380)      (1,330,992)         (7,135,695)     (4,251,615)
     Net Unrealized Gain (Loss) On Investments      (810,325,469)  (8,146,306,514)                 -     (257,603,833)                  -     (112,117,870)        (76,525,108)    (93,344,984)       (7,050,279)     (67,580,996)         66,319,007      (66,319,007)         20,190,656     (20,190,656)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                           (4,372,225,127)  (5,080,259,885)                 -     (188,965,294)                  -       73,907,704         (78,694,227)    (38,313,676)     (146,982,231)    (100,007,363)         16,376,772      (70,217,276)         11,390,307     (26,077,938)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits            3,508,248,798    7,657,892,463                  -      160,577,408                   -      101,704,991          59,631,681     155,449,449        40,352,498      140,745,245           4,079,152        6,729,763           2,466,512       4,373,488
     Net Transfers Between Sub-accounts                  692,388       18,352,124                  -   (1,563,104,868)                  -     (858,070,611)        (55,918,739)     71,392,669       676,628,042      161,697,109      (1,320,146,351)   1,399,927,736        (865,481,345)    894,250,483
     Surrenders                                   (2,896,480,612)  (2,709,688,618)                 -     (134,085,695)                  -      (67,909,601)        (66,956,455)    (72,863,196)      (65,239,032)     (12,036,293)        (17,902,326)     (18,847,469)        (11,106,396)     (9,815,111)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              612,460,574    4,966,555,969                  -   (1,536,613,155)                  -     (824,275,221)        (63,243,513)    153,978,922       651,741,508      290,406,060      (1,333,969,526)   1,387,810,030        (874,121,229)    888,808,860
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS           (3,759,764,553)    (113,703,916)                 -   (1,725,578,449)                  -     (750,367,517)       (141,937,740)    115,665,246       504,759,277      190,398,697      (1,317,592,754)   1,317,592,754        (862,730,922)    862,730,922
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                          26,574,022,197   26,687,726,113                  -    1,725,578,449                   -      750,367,517         605,122,179     489,456,933       190,398,697                -       1,317,592,754                -         862,730,922               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                              $ 22,814,257,645 $ 26,574,022,197                $ -              $ -                 $ -              $ -       $ 463,184,439   $ 605,122,179     $ 695,157,974    $ 190,398,697                 $ -  $ 1,317,592,754                 $ -   $ 862,730,922
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    AST - Alliance Bernstein         AST - Alliance                      AST - Alliance                            AST - American Century             AST - American Century              AST - American Century               AST - American Century
                                                         Growth & Value                  Growth                                  Growth & Income                      Income & Growth                 International Growth I              International Growth II                Strategic Balanced
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                  * May 1 thru      Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Sep. 24, 2001 **  Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (118,566)             $ -       $ (5,729,244)    $ (6,195,333)      $ (10,864,639)    $ (6,362,444)       $ (2,851,245)   $ (4,216,523)     $ (3,592,809)    $ (3,475,709)       $ (1,013,131)    $ (5,002,296)          $ 860,567        $ 92,330
     Net Realized Gain (Loss)                           (341,080)               -        (46,939,820)      63,145,346         152,978,023      183,828,474         (13,601,060)     33,862,476      (112,296,992)      28,808,616        (171,507,749)      68,927,116           5,325,950      17,642,726
     Net Unrealized Gain (Loss) On Investments         1,773,334                -        (20,232,497)    (149,556,231)       (199,813,855)    (121,542,798)        (29,358,815)    (86,679,415)       45,455,221      (72,413,819)         47,556,473     (148,657,416)        (17,556,214)    (27,445,089)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                1,313,688                -        (72,901,561)     (92,606,218)        (57,700,471)      55,923,232         (45,811,120)    (57,033,462)      (70,434,580)     (47,080,912)       (124,964,407)     (84,732,596)        (11,369,697)     (9,710,033)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                7,273,899                -         52,925,865      105,010,204         169,409,756      161,825,964          36,932,063     150,905,022        57,486,845      120,636,499           2,657,512       24,961,846          19,434,879      39,478,424
     Net Transfers Between Sub-accounts               25,051,738                -         34,245,771      119,674,414         297,113,752          332,482         (67,514,459)     52,232,815       217,107,037       99,179,233        (224,947,041)     (28,332,452)         (3,754,597)    (12,175,711)
     Surrenders                                       (1,365,567)               -        (31,822,955)     (32,355,026)       (167,519,658)    (137,097,989)        (32,747,344)    (30,668,893)      (27,275,396)     (16,509,380)        (19,674,978)     (35,808,042)        (16,662,295)    (19,008,080)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               30,960,070                -         55,348,681      192,329,592         299,003,850       25,060,457         (63,329,740)    172,468,944       247,318,487      203,306,352        (241,964,507)     (39,178,648)           (982,012)      8,294,633
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               32,273,758                -        (17,552,880)      99,723,374         241,303,380       80,983,689        (109,140,860)    115,435,482       176,883,907      156,225,440        (366,928,914)    (123,911,244)        (12,351,709)     (1,415,400)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                       -                -        448,352,431      348,629,057       1,537,331,572    1,456,347,883         461,236,957     345,801,475       304,703,325      148,477,885         366,928,914      490,840,158         206,308,773     207,724,173
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 32,273,758              $ -      $ 430,799,551    $ 448,352,431     $ 1,778,634,952  $ 1,537,331,572       $ 352,096,097   $ 461,236,957     $ 481,587,232    $ 304,703,325                 $ -    $ 366,928,914       $ 193,957,064   $ 206,308,773
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - Cohen & Steers             AST - DeAm                                AST - Federated              AST - Federated                    AST - Founders                       AST - Gabelli                        AST - Gabelli
                                                  Real Estate                                Small-Cap Growth                   Aggressive Growth             High Yield Bond                       Passport                          All-Cap Value                       Small-Cap Value
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                    $ 1,973,594        $ 626,185       $ (8,907,853)   $ (12,994,136)         $ (193,055)        $ (1,332)       $ 47,707,717    $ 47,695,993      $ (2,746,057)    $ (4,570,840)       $ (1,452,454)       $ (19,246)       $ (4,037,708)   $ (2,358,089)
     Net Realized Gain (Loss)                          7,102,164        6,245,204       (377,481,224)     243,131,548          (1,893,989)          (3,500)        (85,274,228)    (55,974,674)     (109,618,582)     (10,637,960)         (3,643,046)         (61,695)         43,033,030       6,427,980
     Net Unrealized Gain (Loss) On Investments        (9,994,641)      11,238,262        159,505,832     (467,935,913)          1,683,558          (93,295)         30,486,570     (49,540,994)       31,693,528     (126,867,779)         (3,135,583)         170,400         (26,802,835)     46,035,548
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (918,883)      18,109,651       (226,883,245)    (237,798,501)           (403,486)         (98,127)         (7,079,941)    (57,819,675)      (80,671,111)    (142,076,579)         (8,231,083)          89,459          12,192,487      50,105,439
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               15,857,660       17,208,495         40,984,274      195,980,211           6,700,832          329,092          49,480,904      75,723,630        18,230,050      149,947,892          32,225,341        2,547,865          52,288,785      32,789,977
     Net Transfers Between Sub-accounts                  576,586       42,112,008         (1,927,855)      77,321,399          39,186,476        1,555,293          29,839,728     (91,887,293)      (37,231,697)      70,736,589         117,400,911       10,269,636         157,876,946      10,829,929
     Surrenders                                       (9,796,349)      (5,854,644)       (61,216,888)     (93,364,141)         (1,099,936)          (2,187)        (50,196,423)    (51,387,823)      (15,386,738)     (23,527,301)         (9,250,885)         (95,592)        (33,747,136)    (19,805,822)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                6,637,897       53,465,859        (22,160,469)     179,937,469          44,787,372        1,882,198          29,124,208     (67,551,487)      (34,388,386)     197,157,180         140,375,367       12,721,909         176,418,596      23,814,084
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                5,719,014       71,575,510       (249,043,714)     (57,861,032)         44,383,885        1,784,071          22,044,268    (125,371,161)     (115,059,497)      55,080,601         132,144,284       12,811,368         188,611,083      73,919,523
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             123,556,909       51,981,399        762,358,068      820,219,100           1,784,071                -         472,559,593     597,930,754       261,861,462      206,780,861          12,811,368                -         311,030,594     237,111,071
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 129,275,923    $ 123,556,909      $ 513,314,354    $ 762,358,068        $ 46,167,956      $ 1,784,071       $ 494,603,861   $ 472,559,593     $ 146,801,965    $ 261,861,462       $ 144,955,652     $ 12,811,368       $ 499,641,677   $ 311,030,594
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Goldman Sachs            AST - Invesco                       AST - JanCap                          AST - Janus                        AST - Janus                         AST - Janus                         AST - Kinetics
                                                         Small-Cap Value              Equity Income                          Growth                                    Mid-Cap Growth                    Overseas Growth             Strategic Value                          Internet
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (4,252,327)    $ (1,636,480)       $ 8,785,799      $ 3,986,781       $ (43,075,181)   $ (71,226,642)         $ (911,732)     $ (432,066)     $ 32,598,697    $ (11,595,735)         $ (441,571)        $ (7,665)          $ (54,155)       $ (2,132)
     Net Realized Gain (Loss)                         39,044,002        7,215,812        (22,756,724)      89,707,174        (719,984,665)   1,062,247,742         (58,389,563)       (919,821)     (221,810,909)     461,711,121          (2,076,450)            (828)           (650,670)        (91,243)
     Net Unrealized Gain (Loss) On Investments       (13,585,659)      31,955,736       (107,203,527)     (60,157,729)       (563,147,639)  (2,941,891,381)         17,300,977     (25,104,601)      (45,447,620)    (787,268,266)         (1,140,933)         (34,155)            242,387         (87,495)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               21,206,016       37,535,068       (121,174,452)      33,536,226      (1,326,207,485)  (1,950,870,281)        (42,000,318)    (26,456,488)     (234,659,832)    (337,152,880)         (3,658,954)         (42,648)           (462,438)       (180,870)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               49,432,574       34,444,437         96,836,636      148,061,102         168,694,758      977,864,053          26,757,598      41,691,279         7,563,490      197,489,457          16,088,375        1,198,718           1,081,435         219,281
     Net Transfers Between Sub-accounts              138,712,264       77,428,084        (17,657,741)      18,295,872        (319,503,359)    (195,978,719)         24,362,133      48,369,579      (198,470,804)    (208,315,999)         26,428,586        4,611,520           2,071,398         895,947
     Surrenders                                      (24,927,079)      (7,219,612)       (98,254,137)     (90,064,766)       (274,623,693)    (480,860,576)         (4,983,788)     (1,602,827)      (55,525,183)     (99,261,698)         (2,748,172)         (10,279)           (413,839)         (2,459)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              163,217,759      104,652,909        (19,075,242)      76,292,208        (425,432,294)     301,024,758          46,135,943      88,458,031      (246,432,497)    (110,088,240)         39,768,789        5,799,959           2,738,993       1,112,768
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              184,423,775      142,187,977       (140,249,694)     109,828,434      (1,751,639,779)  (1,649,845,523)          4,135,625      62,001,543      (481,092,330)    (447,241,120)         36,109,836        5,757,311           2,276,555         931,899
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             211,914,783       69,726,806      1,104,293,722      994,465,288       4,082,697,429    5,732,542,952          62,001,543               -     1,029,387,786    1,476,628,906           5,757,311                -             931,899               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 396,338,558    $ 211,914,783      $ 964,044,028  $ 1,104,293,722     $ 2,331,057,650  $ 4,082,697,429        $ 66,137,168    $ 62,001,543     $ 548,295,456  $ 1,029,387,786        $ 41,867,147      $ 5,757,311         $ 3,208,454       $ 931,899
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------

                                                        AST - Lord Abbett             AST - Marsico                         AST - MFS                            AST - MFS                          AST - MFS                              AST                                AST - Neuberger & Berman
                                                         Bond Debenture              Capital Growth                       Global Equity                            Growth                               Growth with Income             Money Market                        Mid-Cap Growth
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (432,513)        $ (4,642)     $ (19,283,201)   $ (24,931,385)         $ (582,839)      $ (174,244)      $ (13,768,985)     $ (555,541)     $ (1,242,815)      $ (468,447)       $ 52,247,141     $ 86,075,856        $ (7,646,526)   $ (9,739,008)
     Net Realized Gain (Loss)                           (399,454)          14,172         11,949,441      209,778,971          (6,694,778)        (177,915)        (76,123,623)        200,384        (9,149,909)         114,785                   -            8,047        (278,457,374)    127,942,543
     Net Unrealized Gain (Loss) On Investments           919,420           54,231       (375,799,173)    (479,413,471)          2,734,937       (1,318,070)       (162,322,709)     (7,232,175)       (7,792,904)        (882,225)                  -                -          99,796,047    (250,596,450)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   87,453           63,761       (383,132,933)    (294,565,885)         (4,542,680)      (1,670,229)       (252,215,317)     (7,587,332)      (18,185,628)      (1,235,887)         52,247,141       86,083,903        (186,307,853)   (132,392,915)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               16,800,821          381,262        111,356,470      437,999,730          14,325,838       15,258,139          57,223,126      46,406,264        34,861,103       40,430,301       1,318,684,795    2,187,885,020          64,812,622     209,722,652
     Net Transfers Between Sub-accounts               36,184,167        6,285,816       (128,196,695)       1,192,958          17,751,979       14,176,486       1,161,792,253      36,501,515        21,923,390       26,408,968        (261,267,227)  (1,907,385,235)        (36,108,159)    275,227,841
     Surrenders                                       (3,018,991)        (148,330)      (104,300,751)    (116,886,757)         (3,845,017)        (808,466)       (100,951,256)     (1,891,041)       (7,732,625)      (1,486,200)       (897,351,577)    (455,810,549)        (41,901,250)    (50,346,767)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               49,965,998        6,518,748       (121,140,975)     322,305,931          28,232,801       28,626,159       1,118,064,122      81,016,738        49,051,868       65,353,070         160,065,990     (175,310,764)        (13,196,787)    434,603,726
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               50,053,450        6,582,509       (504,273,908)      27,740,046          23,690,121       26,955,930         865,848,806      73,429,406        30,866,240       64,117,183         212,313,131      (89,226,861)       (199,504,639)    302,210,811
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               6,582,509                -      1,684,859,573    1,657,119,527          28,241,250        1,285,320          78,043,228       4,613,822        71,893,686        7,776,503       2,232,816,052    2,322,042,913         686,919,917     384,709,106
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 56,635,959      $ 6,582,509    $ 1,180,585,665  $ 1,684,859,573        $ 51,931,371     $ 28,241,250       $ 943,892,034    $ 78,043,228     $ 102,759,926     $ 71,893,686     $ 2,445,129,183  $ 2,232,816,052       $ 487,415,278   $ 686,919,917
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    AST - Neuberger & Berman           AST - PBHG                          AST - PIMCO                          AST - PIMCO                          AST - Sanford Bernstein              AST - Sanford Bernstein          AST - Scudder
                                                 Mid-Cap Value                               Small-Cap Growth                 Limited Maturity Bond                  Total Return Bond             Core Value                                Managed Index 500                 Japan
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended       * May 1 thru      Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                  $ (11,923,076)    $ (7,939,916)      $ (6,147,084)   $ (14,260,238)       $ 15,418,516     $ 15,168,592        $ 45,331,128    $ 36,681,521        $ (160,639)             $ -        $ (2,938,864)    $ (6,174,812)          $ (47,501)       $ (1,085)
     Net Realized Gain (Loss)                         79,491,767       22,867,432         (9,391,963)     299,416,182          14,102,207       (2,815,033)          9,775,927     (14,455,806)         (564,536)               -         (65,638,468)      51,921,917          (1,067,100)          6,770
     Net Unrealized Gain (Loss) On Investments      (115,870,672)     157,146,009        (29,871,956)    (852,374,375)           (941,909)      12,526,626          37,314,295      81,768,404         1,295,747                -          (9,653,793)    (119,319,072)            (24,450)        (44,554)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                              (48,301,981)     172,073,525        (45,411,003)    (567,218,431)         28,578,814       24,880,185          92,421,350     103,994,119           570,572                -         (78,231,125)     (73,571,967)         (1,139,051)        (38,869)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               96,152,497       76,507,818          5,131,609       74,706,240          94,175,543       58,016,105         231,721,094     152,548,125         7,045,367                -          67,237,203      128,906,590           1,665,501          58,175
     Net Transfers Between Sub-accounts               60,269,495      121,890,621        (17,589,332)    (240,856,158)        121,060,295      (26,152,462)        161,699,944      70,099,983        35,679,704                -         (20,249,010)      54,492,760           1,899,331         675,465
     Surrenders                                      (94,087,075)     (66,037,832)       (34,191,921)     (69,689,069)        (63,467,443)     (49,212,541)       (143,739,736)   (100,516,156)       (1,028,759)               -         (53,207,241)     (48,367,355)            (87,031)          1,612
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               62,334,916      132,360,607        (46,649,644)    (235,838,987)        151,768,396      (17,348,898)        249,681,302     122,131,952        41,696,312                -          (6,219,049)     135,031,995           3,477,801         735,252
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               14,032,935      304,434,132        (92,060,647)    (803,057,418)        180,347,210        7,531,287         342,102,653     226,126,071        42,266,883                -         (84,450,174)      61,460,028           2,338,750         696,383
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                             939,621,047      635,186,915        549,241,876    1,352,299,294         396,986,740      389,455,453       1,188,799,380     962,673,309                 -                -         661,887,253      600,427,225             696,383               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 953,653,982    $ 939,621,047      $ 457,181,229    $ 549,241,876       $ 577,333,950    $ 396,986,740     $ 1,530,902,033 $ 1,188,799,380      $ 42,266,883              $ -       $ 577,437,079    $ 661,887,253         $ 3,035,133       $ 696,383
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  AST - Strong                             AST - T. Rowe Price                 AST - T. Rowe Price                  AST - T. Rowe Price               Davis                            Evergreen VA                         Evergreen VA
                                                      International Equity                   Asset Allocation              Global Bond                               Natural Resources             Value Fund                         Blue Chip Fund                            Capital Growth Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (6,338,425)    $ (8,414,313)       $ 5,690,755      $ 4,334,561        $ (1,596,417)       $ 330,164          $ (472,466)     $ (655,855)        $ (54,574)        $ (7,091)          $ (43,680)        $ (7,359)          $ (61,923)      $ (12,682)
     Net Realized Gain (Loss)                       (216,222,788)     142,536,722         41,435,882       33,340,180          (4,913,701)      (4,096,643)         15,486,883      11,563,318           (33,737)          16,361            (217,668)            (489)             47,419           1,562
     Net Unrealized Gain (Loss) On Investments        82,790,969     (347,936,631)       (72,057,923)     (46,087,398)          7,823,771          808,665         (19,733,718)     11,740,710          (261,114)          15,135            (475,666)        (291,331)           (808,746)        252,491
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             (139,770,244)    (213,814,222)       (24,931,286)      (8,412,657)          1,313,653       (2,957,814)         (4,719,301)     22,648,173          (349,425)          24,405            (737,014)        (299,179)           (823,250)        241,371
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits               52,018,027      165,491,349         26,198,279       47,515,910           7,687,999       10,839,934          17,921,733      15,580,962         3,027,401        1,669,776           1,922,053        3,208,346           4,727,278       2,985,934
     Net Transfers Between Sub-accounts              (46,016,370)     (11,374,177)       (28,062,515)     (51,381,193)        (13,517,804)     (12,459,969)            567,119       1,402,151         1,051,104          259,390            (291,967)         288,145           1,520,780         134,236
     Surrenders                                      (53,321,123)     (74,573,053)       (35,113,014)     (40,281,811)        (10,518,017)     (11,680,745)        (13,816,082)     (8,651,777)         (267,055)         (13,432)           (161,115)         (38,066)           (387,704)        (40,086)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              (47,319,466)      79,544,119        (36,977,250)     (44,147,094)        (16,347,822)     (13,300,780)          4,672,770       8,331,336         3,811,450        1,915,734           1,468,971        3,458,425           5,860,354       3,080,084
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (187,089,710)    (134,270,103)       (61,908,537)     (52,559,751)        (15,034,169)     (16,258,594)            (46,531)     30,979,509         3,462,025        1,940,139             731,957        3,159,246           5,037,104       3,321,455
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------------------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------------------------------------------

NET ASSETS:
     Beginning of Period                             609,334,332      743,604,435        380,955,322      433,515,073         117,687,398      133,945,992         129,475,401      98,495,892         1,940,139                -           3,159,246                -           3,321,455               -
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                 $ 422,244,622    $ 609,334,332      $ 319,046,785    $ 380,955,322       $ 102,653,229    $ 117,687,398       $ 129,428,870   $ 129,475,401       $ 5,402,164      $ 1,940,139         $ 3,891,203      $ 3,159,246         $ 8,358,559     $ 3,321,455
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Evergreen VA                        Evergreen VA                        Evergreen VA                          Evergreen VA                      Evergreen VA                         Evergreen VA                         Evergreen VA
                                                        Equity Index Fund                    Foundation Fund                   Global Leaders Fund               International Growth Fund         Omega Fund                          Perpetual International Fund             Small-Cap Value Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended         Jan. 1 thru       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000      Aug. 3, 2001 **   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (9,645)        $ 12,468           $ 70,042         $ 77,404          $ (115,800)       $ (35,763)             $ (547)            $ -        $ (223,603)       $ (61,871)           $ (1,733)        $ (3,121)          $ (21,575)        $ 3,280
     Net Realized Gain (Loss)                           (151,725)          (2,526)          (140,346)          (4,458)         (2,026,784)         (21,304)             (3,581)              -          (930,882)           3,755             (66,549)         (44,033)            260,825          26,106
     Net Unrealized Gain (Loss) On Investments          (356,769)        (264,391)          (776,110)        (425,429)            559,124         (339,397)            (33,200)              -        (1,309,515)      (3,432,073)              1,892           (1,892)            155,929          39,925
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (518,139)        (254,449)          (846,414)        (352,483)         (1,583,460)        (396,464)            (37,328)              -        (2,464,000)      (3,490,189)            (66,390)         (49,046)            395,179          69,311
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                1,874,630        2,713,195          3,159,027        6,858,388           4,129,014        5,208,274               3,273               -         5,642,385       15,493,123              44,591          548,854           1,883,080         741,406
     Net Transfers Between Sub-accounts                  250,541          424,728           (230,836)         999,767           2,537,991        4,790,897             456,263               -         2,009,195        1,244,502            (476,465)           1,010             770,610          (4,195)
     Surrenders                                         (149,766)         (13,811)          (504,577)        (212,710)           (758,529)        (509,709)               (570)              -          (917,016)        (176,015)             (1,195)          (1,358)           (159,871)         (5,168)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                1,975,404        3,124,112          2,423,614        7,645,445           5,908,476        9,489,462             458,966               -         6,734,565       16,561,610            (433,070)         548,506           2,493,819         732,043
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                1,457,265        2,869,663          1,577,200        7,292,962           4,325,016        9,092,998             421,638               -         4,270,565       13,071,421            (499,460)         499,460           2,888,999         801,354
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                               2,869,663                -          7,292,962                -           9,363,666          270,668                   -               -        13,071,421                -             499,460                -             801,354
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                   $ 4,326,928      $ 2,869,663        $ 8,870,162      $ 7,292,962        $ 13,688,682      $ 9,363,666           $ 421,638             $ -      $ 17,341,986     $ 13,071,421                 $ -        $ 499,460         $ 3,690,353       $ 801,354
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  Evergreen VA                        Evergreen VA                         INVESCO VIF                          INVESCO VIF                        INVESCO VIF                         INVESCO VIF                          INVESCO VIF
                                                       Special Equity Fund                Strategic Income Fund           Dynamics Fund                           Financial Services Fund              Health Sciences Fund                   Technology Fund                 Telecommunications Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended         Year Ended        Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (348,734)      $ (167,241)         $ 162,483         $ 92,167        $ (1,805,581)    $ (1,595,528)       $ (2,052,716)   $ (1,211,729)     $ (2,399,467)    $ (1,894,806)       $ (3,396,357)    $ (5,283,922)       $ (1,771,049)   $ (3,166,966)
     Net Realized Gain (Loss)                         (4,967,424)         456,715             (9,713)             (87)        (86,172,577)       2,250,133          (3,189,537)      6,307,906       (23,005,039)       1,062,668        (291,463,464)     (38,369,197)       (170,293,495)    (27,730,974)
     Net Unrealized Gain (Loss) On Investments         2,928,505       (2,926,623)           (46,062)         (78,087)         31,379,211      (32,017,623)        (24,014,388)     16,732,179       (17,040,106)      20,153,329         116,768,285     (165,116,082)         66,061,815     (75,195,174)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (2,387,653)      (2,637,149)           106,708           13,993         (56,598,946)     (31,363,018)        (29,256,641)     21,828,356       (42,444,612)      19,321,191        (178,091,536)    (208,769,201)       (106,002,729)   (106,093,114)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                5,184,731       14,067,871          1,813,850        1,166,954          21,995,144       61,142,990          30,665,259      37,211,313        39,715,024       72,483,931          34,435,395      225,408,992          12,796,351     134,497,553
     Net Transfers Between Sub-accounts                5,350,558        6,544,216            622,458           (8,959)         13,663,651      102,458,798         (40,202,270)    134,969,382       (45,241,189)     190,641,093         (31,309,910)     306,364,788         (29,172,956)    120,319,228
     Surrenders                                       (1,868,407)        (771,473)          (195,655)          (6,887)         (9,722,245)      (9,420,192)        (14,194,199)     (4,818,304)      (15,780,704)      (8,497,293)        (15,346,413)     (31,458,990)         (6,977,133)    (14,973,341)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                8,666,881       19,840,614          2,240,653        1,151,108          25,936,549      154,181,596         (23,731,210)    167,362,391       (21,306,869)     254,627,731         (12,220,928)     500,314,790         (23,353,738)    239,843,440
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                6,279,229       17,203,465          2,347,361        1,165,101         (30,662,397)     122,818,578         (52,987,851)    189,190,747       (63,751,480)     273,948,922        (190,312,465)     291,545,589        (129,356,467)    133,750,326
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              19,061,042        1,857,577          1,165,101                -         150,957,726       28,139,148         197,852,718       8,661,971       282,867,376        8,918,454         367,912,719       76,367,130         197,247,663      63,497,337
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 25,340,271     $ 19,061,042        $ 3,512,462      $ 1,165,101       $ 120,295,329    $ 150,957,726       $ 144,864,867   $ 197,852,718     $ 219,115,896    $ 282,867,376       $ 177,600,254    $ 367,912,719        $ 67,891,196   $ 197,247,663
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       Montgomery Variable           Nike First Trust                       ProFunds                              ProFunds                          ProFunds                             ProFunds                             ProFunds
                                                        Emerging Markets                    10 Uncommon Values               VP Bear                                  VP Biotechnology            VP Bull Plus                          VP Energy                           VP Europe 30
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended         Year Ended       Year Ended       * Jan. 22 thru      Year Ended        * Jan. 22 thru    Year Ended      * Jan. 22 thru     Year Ended        * Jan. 22 thru     Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                   $ (1,251,839)    $ (1,747,842)        $ (207,765)      $ (116,259)         $ (273,736)             $ -          $ (263,172)            $ -        $ (813,376)             $ -          $ (226,444)             $ -          $ (517,227)     $ (584,610)
     Net Realized Gain (Loss)                        (25,039,866)       7,393,861         (8,405,954)      (1,139,190)         (4,416,452)               -          (3,595,788)              -       (15,444,090)               -          (6,615,605)               -         (15,540,320)    (22,660,369)
     Net Unrealized Gain (Loss) On Investments        18,046,467      (45,116,417)         1,075,020       (4,928,560)           (256,646)               -            (932,166)              -           303,671                -             175,127                -             383,322        (730,325)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (8,245,238)     (39,470,398)        (7,538,699)      (6,184,009)         (4,946,834)               -          (4,791,126)              -       (15,953,795)               -          (6,666,922)               -         (15,674,225)    (23,975,304)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                5,842,932       24,148,970          2,222,692        6,576,664           2,101,562                -           3,846,811               -         5,208,432                -           3,259,535                -           4,206,872      10,816,556
     Net Transfers Between Sub-accounts                8,978,861       (6,108,393)        (3,128,858)      20,095,356          39,943,757                -          45,023,867               -        78,476,897                -          26,566,595                -          34,460,430      36,875,424
     Surrenders                                       (6,358,722)      (8,467,299)          (915,086)        (491,278)         (1,798,184)               -          (1,458,635)              -       (10,744,383)               -          (2,035,669)               -          (2,513,430)     (2,573,208)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                8,463,071        9,573,278         (1,821,252)      26,180,742          40,247,135                -          47,412,043               -        72,940,946                -          27,790,460                -          36,153,872      45,118,772
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  217,833      (29,897,120)        (9,359,951)      19,996,733          35,300,301                -          42,620,918               -        56,987,150                -          21,123,539                -          20,479,647      21,143,468
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              91,411,931      121,309,051         19,996,733                -                   -                -                   -               -                 -                -                   -                -          24,496,343       3,352,875
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 91,629,764     $ 91,411,931       $ 10,636,782     $ 19,996,733        $ 35,300,301              $ -        $ 42,620,918             $ -      $ 56,987,150              $ -        $ 21,123,539              $ -        $ 44,975,990    $ 24,496,343
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    ProFunds                            ProFunds                            ProFunds                              ProFunds                          ProFunds                             ProFunds                             ProFunds
                                                  VP Financial                        VP Healthcare                          VP OTC                            VP Real Estate                             VP Technology                    VP Telecommunications            VP Ultra OTC
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                 * Jan. 22 thru     Year Ended       * Jan. 22 thru     Year Ended       * Jan. 22 thru      Year Ended        * Jan. 22 thru    Year Ended      * Jan. 22 thru     Year Ended        * Jan. 22 thru     Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (163,113)             $ -         $ (226,581)             $ -          $ (498,418)             $ -          $ (295,700)            $ -        $ (138,025)             $ -           $ (73,634)             $ -        $ (1,233,847)   $ (2,324,406)
     Net Realized Gain (Loss)                           (641,632)               -         (3,459,024)               -          (6,794,357)               -          (2,900,074)              -        (2,691,357)               -          (3,869,339)               -        (278,197,101)    (55,958,488)
     Net Unrealized Gain (Loss) On Investments           221,919                -           (238,799)               -          (2,043,890)               -             480,503               -          (670,472)               -             (27,444)               -         173,772,698    (186,119,753)
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (582,826)               -         (3,924,404)               -          (9,336,665)               -          (2,715,271)              -        (3,499,854)               -          (3,970,417)               -        (105,658,250)   (244,402,647)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                1,533,104                -          2,273,837                -           5,146,223                -           1,326,955               -         3,179,410                -             581,818                -          13,347,277      79,693,992
     Net Transfers Between Sub-accounts               20,267,584                -         35,933,389                -          74,805,518                -          42,203,923               -        15,984,600                -           8,060,490                -          84,177,959     218,424,736
     Surrenders                                       (1,363,848)               -         (1,653,263)               -          (3,262,230)               -          (2,145,936)              -          (743,841)               -            (534,972)               -          (5,113,029)    (13,322,303)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               20,436,841                -         36,553,963                -          76,689,511                -          41,384,943               -        18,420,168                -           8,107,336                -          92,412,207     284,796,425
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               19,854,014                -         32,629,559                -          67,352,846                -          38,669,672               -        14,920,314                -           4,136,919                -         (13,246,043)     40,393,778
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                                       -                -                  -                -                   -                -                   -               -                 -                -                   -                -         108,909,026      68,515,248
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 19,854,014              $ -       $ 32,629,559              $ -        $ 67,352,846              $ -        $ 38,669,672             $ -      $ 14,920,314              $ -         $ 4,136,919              $ -        $ 95,662,983   $ 108,909,026
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                    ProFunds                            ProFunds                           Prudential                              Rydex                              Rydex                               Rydex                                 WFVT
                                                       VP Ultra Small-Cap             VP Utilities                           SP Jennison Int'l Growth            Nova Fund                          OTC Fund                            Ursa Fund                                Equity Income Fund
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                   Year Ended       Year Ended       * Jan. 22 thru     Year Ended        * May 1 thru       Year Ended          Year Ended      Year Ended        Year Ended       Year Ended          Year Ended       Year Ended          Year Ended      Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2001   Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000       Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (517,085)      $ (461,182)        $ (188,356)             $ -            $ (7,337)             $ -         $ 3,891,125      $ (767,969)     $ (2,598,994)    $ (7,131,232)          $ 484,292        $ 258,316           $ (30,533)          $ 535
     Net Realized Gain (Loss)                         (9,799,957)     (21,412,447)        (5,454,542)               -             124,947                -         (29,004,737)    (29,716,218)     (190,587,036)     (73,766,556)          1,412,216        3,123,232              17,874          37,316
     Net Unrealized Gain (Loss) On Investments         6,815,091         (474,358)            30,080                -              44,005                -           1,245,099     (17,515,483)       82,700,844     (216,861,483)           (706,099)         864,577            (490,116)        143,799
----------------------------------------------------------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (3,501,951)     (22,347,987)        (5,612,818)               -             161,615                -         (23,868,513)    (47,999,670)     (110,485,186)    (297,759,271)          1,190,409        4,246,125            (502,775)        181,650
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Transfers of Annuity Fund Deposits                2,707,420       11,119,736          2,255,435                -             376,419                -           1,825,401      25,700,830         9,472,619      188,734,596             256,619        2,319,555           2,266,843       2,051,539
     Net Transfers Between Sub-accounts               57,103,288       34,327,715         17,755,381                -           1,590,594                -         (71,930,824)    102,316,679      (116,211,747)     165,208,195         (20,775,248)       1,943,165           3,328,085       1,654,901
     Surrenders                                       (2,492,033)      (2,911,983)        (1,490,045)               -            (104,799)               -          (6,313,228)    (13,406,033)      (12,005,925)     (37,558,898)           (548,893)      (1,143,642)           (589,129)       (189,062)
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               57,318,676       42,535,468         18,520,771                -           1,862,214                -         (76,418,651)    114,611,476      (118,745,054)     316,383,893         (21,067,522)       3,119,078           5,005,798       3,517,378
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               53,816,724       20,187,481         12,907,953                -           2,023,829                -        (100,287,164)     66,611,806      (229,230,239)      18,624,622         (19,877,113)       7,365,203           4,503,024       3,699,028
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------

NET ASSETS:
     Beginning of Period                              29,923,850        9,736,369                  -                -                   -                -         125,858,116      59,246,310       334,701,417      316,076,795          24,110,882       16,745,679           5,053,288       1,354,260
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
                                                ----------------------------------   ---------------------------------  -----------------------------------   ---------------------------------  ---------------------------------   ----------------------------------   ---------------------------------
     End of Period                                  $ 83,740,574     $ 29,923,850       $ 12,907,953              $ -         $ 2,023,829              $ -        $ 25,570,952   $ 125,858,116     $ 105,471,178    $ 334,701,417         $ 4,233,769     $ 24,110,882         $ 9,556,312     $ 5,053,288
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================
                                                ==================================   =================================  ===================================   =================================  =================================   ==================================   =================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

                                                      WFVT
                                                        Equity Value Fund
                                                ----------------------------------
                                                ----------------------------------
                                                   Year Ended       Year Ended
                                                 Dec. 31, 2001    Dec. 31, 2000
                                                ----------------------------------
                                                ----------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (308,685)      $ (215,080)
     Net Realized Gain (Loss)                           (882,290)         108,867
     Net Unrealized Gain (Loss) On Investments        (2,805,085)       1,520,084
                                                ----------------------------------
                                                ----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (3,996,060)       1,413,871
                                                ----------------------------------
                                                ----------------------------------

     Transfers of Annuity Fund Deposits                2,099,096        5,174,757
     Net Transfers Between Sub-accounts               (5,097,653)      12,194,806
     Surrenders                                       (2,781,624)      (2,216,738)
                                                ----------------------------------
                                                ----------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions               (5,780,182)      15,152,825
                                                ----------------------------------
                                                ----------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (9,776,241)      16,566,696
                                                ----------------------------------
                                                ----------------------------------

NET ASSETS:
     Beginning of Period                              42,482,491       25,915,795
                                                ----------------------------------
                                                ----------------------------------
     End of Period                                  $ 32,706,250     $ 42,482,491
                                                ==================================
                                                ==================================

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements
December 31, 2001
----------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     American  Skandia  Life  Assurance  Corporation  Variable  Account  B - Class  1 (the  "Account")  is a  separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company").  The Account
     is registered  with the Securities  and Exchange  Commission  under the Investment  Company Act of 1940 as a unit investment trust.

     As of December 31, 2001, the Account consisted of seventy-eight  sub-accounts.  These financial statements report on seventy-eight  sub-accounts  offered in the LifeVest Personal Security Annuity,  the American Skandia Advisors
     Plan  Annuity,  the American  Skandia  Advisors  Plan II Annuity,  the  Imperium  Annuity,  the American  Skandia
     Protector Annuity,  the Emerald Choice Annuity,  American Skandia XTra Credit Annuity,  American Skandia LifeVest
     Annuity,  the Alliance Capital Navigator Annuity,  the Evergreen Skandia Harvester Annuity,  the American Skandia
     Advisor Plan II Premier  Annuity,  the Evergreen  Skandia  Harvester XTra Credit Annuity,  American  Skandia XTra
     Credit  Premier and  American  Skandia  Apex.  Each of the  seventy-eight  sub-accounts  invests only in a single corresponding  portfolio of either  American  Skandia Trust,  Montgomery  Variable  Series,  Wells Fargo Variable
     Trust, Rydex Variable Trust,  INVESCO Variable  Investment Funds, Inc.,  ProFunds VP, The Prudential Series Fund,
     Inc.,  Evergreen  Variable Annuity Trust,  First Defined  Portfolio Fund LLC or Davis Variable Account Fund, Inc.
     (the "Trusts").  American Skandia Investment  Services,  Incorporated,  an affiliate of American Skandia,  is the investment  manager for American  Skandia Trust,  while AIM Capital  Management,  Inc.,  Lord Abbett & Co., Janus
     Capital  Corporation,  J. P.  Morgan  Investment  Management  Inc.,  Neuberger  Berman  Management  Incorporated,
     Federated Investment  Counseling,  T. Rowe Price Associates,  Inc., T. Rowe Price  International,  Inc., Founders
     Asset  Management,  LLC,  Pacific  Investment  Management  Company,  INVESCO Funds Group Inc.,  American  Century
     Investment  Management,  Inc.,  Marsico  Capital  Management  LLC,  Cohen and Steers  Capital  Management,  Inc.,
     Massachusetts  Financial Services Company,  Sanford C. Bernstein & Co., LLC, Alliance Capital  Management,  L.P.,
     Fred Alger Management, Inc., GAMCO Investors, Inc., Zurich Scudder Investments,  Inc., Kinetics Asset Management,
     Inc., Pilgrim Baxter & Associates,  Goldman Sachs Asset Management,  Deutsche Asset Management,  Inc., and Strong
     Capital Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery  Variable  Series.  Wells Fargo Bank N.A. is the  investment  advisor for the Wells Fargo Variable
     Trust. PADCO Advisors II, Inc. is the investment advisor for the Rydex Variable Trust.  INVESCO Funds Group, Inc.
     is the investment advisor for the INVESCO Variable  Investment Funds, Inc. ProFund Advisors LLC is the investment advisor for ProFunds VP.  Evergreen  Investment  Management  Company is the  investment  advisor for Evergreen VA
     Strategic  Income,  Evergreen VA Equity  Index,  Evergreen  VA Blue Chip,  Evergreen  VA Omega,  Evergreen  Asset
     Management Corp. is the investment advisor for Evergreen VA Foundation, Evergreen VA Small Cap Value, and

1.   ORGANIZATION (continued)

     Evergreen VA Global Leaders.  Mentor Investment  Advisors LLC is the investment  advisor for Evergreen VA Capital
     Growth.  Meridian Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.  Mentor  Perpetual  Advisors LLC is the investment  advisor to Evergreen VA
     Perpetual  International.  Davis Selected  Advisers,  L.P. is the investment  advisor to Davis Value.  Prudential
     Investment Fund Management,  LLC/Jennison Associates,  LLC are the investment advisors for Prudential SP Jennison
     International Growth.

     The investment advisors are paid fees for their services by the respective Trusts.

     The annuities  referred to above are distributed by American  Skandia  Marketing,  Inc., an affiliate of American
     Skandia.

     During 2001, the following  sub-accounts  incurred a name change or sub-advisor  change:  AST Alger Growth merged into AST MFS  Growth;  AST Alger  Mid-Cap  Growth  merged  into AST  Alger  All-Cap  Growth,  AST  Goldman  Sachs
     Small-Cap Value (formerly AST Lord Abbett  Small-Cap  Value),  AST Scudder  Small-Cap Growth (formerly AST Kemper
     Small-Cap  Growth),  AST PBHG  Small-Cap  Growth  (formerly AST Janus  Small-Cap  Growth),  AST American  Century
     International  Growth II merged  into AST  American  Century  International  Growth,  AST DeAm  Small-Cap  Growth
     (formerly AST Scudder Small-Cap Growth), AST Strong International Equity

     (formerly AST AIM  International  Equity),  Evergreen VA International  Growth  (formerly  Evergreen VA Perpetual
     International)  and AST Money Market  sub-advised  by Wells Fargo Capital  Management,  Inc.  (formerly AST Money
     Market sub-advised by J.P. Morgan Investment Management).

 2.  VALUATION OF INVESTMENTS

     The fair value of the  investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the  current  period.  Transactions  are  accounted  for on the trade date and  dividend  income is recognized on an accrual basis.  Realized  gains and losses on sales of investments  are determined on a first-in first-out basis.

3.       ESTIMATES

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the
     United States requires that management make estimates and assumptions  that affect the reported amounts of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.   INCOME TAXES

     American  Skandia does not expect to incur any federal  income tax  liability on  earnings,  or realized  capital gains attributable to the Account; therefore,
     no charges for federal income taxes are currently  deducted from the Account.  If American  Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred,  it may make a charge for such taxes  against the  Account.  Under  current  laws,  American  Skandia may incur state and local income taxes (in addition  to  premium  tax) in  several  states.  The  Company  does not  anticipate  that  these  taxes  will be significant.  However,  American  Skandia  may make  charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal  Revenue Code provides that a variable annuity  contract,  in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the  diversification  requirements  under the  Internal  Revenue  Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe the diversification  requirements for variable annuity  contracts.  The Company believes the underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

6.   CONTRACT CHARGES

     The following  contract  charges are paid to American  Skandia,  which  provides  administrative  services to the
     Account:

     Mortality  and Expense  Risk  Charges - Charged  daily  against the Account at an annual rate of 1.25% of the net assets.

     Administrative  Fees - Charged daily  against the Account at an annual rate of .15% of the net assets.  An annual maintenance  fee of up to $35 is  deducted  at the  end of  each  contract  year  and on  surrender.  The  annual maintenance  fee may be less than $35 on certain  contracts,  and may be waived on some contracts  based on their account value.

     Transfer  Fees - Charged at a rate of $10 for each transfer  after the 20th for each  contractowner  account,  in each annuity year, as set forth in the respective prospectus'.

     Contingent Deferred Sales Charges, if applicable,  are computed as set forth in the respective prospectus' of the
     LifeVest  Personal Security  Annuity,  the American Skandia Advisors Plan Annuity,  the American Skandia Advisors
     Plan II Annuity,  the Imperium  Annuity,  the American  Skandia  Protector  Annuity,  the Emerald Choice Annuity,
     American Skandia XTra Credit Annuity,  American Skandia LifeVest Annuity, the Alliance Capital Navigator Annuity,
     the Evergreen  Skandia  Harvester  Annuity,  the American Skandia Advisor Plan II Premier Annuity,  the Evergreen
     Skandia Harvester XTra Credit Annuity, American Skandia

6.   CONTRACT CHARGES (continued)

     XTra Credit Premier and American Skandia Apex.  These charges may be imposed on the full or partial surrender of certain  contracts.  There is no contingent  deferred  sales charge if all premiums were received at least eight or nine complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                AST- AIM                                 AST-Alger                                  AST - Alger                                 AST - Alger                                      AST - Alliance Bernstein                AST - Alliance                               AST - Alliance
                                                                Balanced                              All-Cap Growth                                  Growth                                   Mid-Cap Growth                               Growth & Value                                   Growth                                  Growth & Income
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Jan. 1 thru          Year Ended             Jan. 1 thru           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Feb. 16, 2001 **       Dec. 31, 2000         Feb. 16, 2001 **      Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          30,290,413         23,102,272            28,229,631                    -              138,664,577                   -              88,470,750                    -                       -                   -                25,796,792           17,059,819            53,536,296            52,766,579
Units Purchased                                                     3,102,528          7,119,034             6,515,621           15,572,565                  401,928             659,052                 244,391              435,428                 727,148                   -                 3,365,083            4,793,115             5,632,354             5,740,035
Units Transferred Between Sub-accounts                             (3,158,731)         3,465,328           102,133,195           14,041,924             (137,235,305)        139,959,589             (87,578,961)          89,067,748               2,718,437                   -                 2,344,458            5,449,744             9,585,170                11,210
Units Surrendered                                                  (3,592,789)        (3,396,221)          (11,435,531)          (1,384,858)              (1,831,200)         (1,954,064)             (1,136,181)          (1,032,426)                (93,750)                  -                (2,028,076)          (1,505,886)           (5,630,504)           (4,981,528)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                26,641,422         30,290,413           125,442,916           28,229,631                        -         138,664,577                       -           88,470,750               3,351,836                   -                29,478,257           25,796,792            63,123,316            53,536,296
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                  AST - American Century                     AST - American Century                     AST - American Century                       AST - American Century                        AST - Cohen & Steers                    AST - DeAm                                           AST - Federated
                                                            Income & Growth                                  International Growth I                     International Growth II              Strategic Balanced                              Real Estate                                Small-Cap Growth                                       Aggressive Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Jan.1 thru           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000          Sep. 24, 2001 **       Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          32,388,202         21,361,995            17,007,352            6,855,601               26,340,548          28,704,924              14,498,180           13,944,535              11,891,188           6,224,365                63,621,279           53,349,003               196,575                     -
Units Purchased                                                     2,662,910          9,503,127             3,854,740            5,938,888                  210,963           1,525,058               1,308,335            2,540,017               1,458,533           1,783,109                 4,092,149           12,668,203               929,555                31,795
Units Transferred Between Sub-accounts                             (5,267,004)         3,489,536            18,553,959            5,040,621              (24,868,122)         (1,589,145)               (319,592)            (717,794)               (205,556)          4,496,188                  (547,390)           3,826,659             5,506,043               165,027
Units Surrendered                                                  (2,397,830)        (1,966,456)           (1,928,626)            (827,758)              (1,683,389)         (2,300,289)             (1,117,027)          (1,268,578)               (875,739)           (612,474)               (6,462,246)          (6,222,586)             (133,107)                 (247)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                27,386,278         32,388,202            37,487,425           17,007,352                        -          26,340,548              14,369,895           14,498,180              12,268,426          11,891,188                60,703,791           63,621,279             6,499,066               196,575
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - Federated                           AST - Founders                               AST - Gabelli                               AST - Gabelli                                       AST - Goldman Sachs                   AST - Invesco                                 AST - JanCap
                                                            High Yield Bond                              Passport                                  All-Cap Value                              Small-Cap Value                              Small-Cap Value                               Equity Income                                    Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          36,914,825         41,588,401            16,245,805            8,818,599                1,273,094                   -              23,298,524           21,340,168              15,193,053           6,597,544                50,171,495           46,660,160            99,250,773            94,850,623
Units Purchased                                                     3,668,971          5,243,661             1,316,292            6,371,241                3,117,563             199,495               3,698,142            2,636,286               3,347,561           2,903,934                 4,464,351            6,485,913             4,811,511            16,634,541
Units Transferred Between Sub-accounts                              2,289,552         (6,334,429)           (2,746,101)           2,113,181               11,392,943           1,083,314              10,853,421              920,717               9,321,807           6,271,107                (1,405,421)           1,073,082           (11,448,417)           (3,643,238)
Units Surrendered                                                  (3,742,881)        (3,582,808)           (1,188,733)          (1,057,216)                (849,031)             (9,715)             (2,366,557)          (1,598,647)             (1,641,562)           (579,532)               (4,634,462)          (4,047,660)           (8,497,647)           (8,591,153)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                39,130,467         36,914,825            13,627,264           16,245,805               14,934,570           1,273,094              35,483,530           23,298,524              26,220,860          15,193,053                48,595,962           50,171,495            84,116,221            99,250,773
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              AST - Janus                               AST - Janus                                 AST - Janus                                AST - Kinetics                             AST - Lord Abbett                              AST - Marsico                                  AST - MFS
                                                             Mid-Cap Growth                                     Overseas Growth                   Strategic Value                                 Internet                                  Bond Debenture                               Capital Growth                               Global Equity
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           9,426,102                  -            57,327,711           61,117,418                  586,058                   -                 116,363                    -                 650,253                   -                94,627,691           78,684,943             2,803,013               116,756
Units Purchased                                                     5,347,823          4,549,468               456,292            7,430,557                1,661,561             120,529                 130,170               23,995               1,612,099              34,974                 7,170,213           21,621,804             1,521,462             1,428,941
Units Transferred Between Sub-accounts                              3,232,113          5,048,195           (13,524,553)          (6,940,931)               2,579,871             466,510                 193,064               92,835               3,510,172             630,083                (9,008,743)             276,496             1,860,812             1,335,516
Units Surrendered                                                    (960,262)          (171,561)           (3,752,032)          (4,279,333)                (251,932)               (981)                (50,246)                (467)               (265,542)            (14,804)               (6,893,359)          (5,955,552)             (378,720)              (78,200)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                17,045,776          9,426,102            40,507,419           57,327,711                4,575,558             586,058                 389,350              116,363               5,506,982             650,253                85,895,802           94,627,691             5,806,567             2,803,013
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               AST - MFS                                 AST - MFS                                      AST                                         AST - Neuberger & Berman                     AST - Neuberger & Berman                  AST - PBHG                                  AST - PIMCO
                                                                 Growth                                        Growth with Income                  Money Market                                Mid-Cap Growth                               Mid-Cap Value                               Small-Cap Growth                                     Limited Maturity Bond
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ---------------------------------------------------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ---------------------------------------------------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           7,515,486            409,467             6,937,627              741,323              172,493,206         187,609,708              26,517,850           13,460,525              44,558,699          37,864,586                25,535,093           32,134,969            31,046,956            32,560,943
Units Purchased                                                     6,309,440          4,001,534             3,671,228            3,806,195               98,647,297         172,045,225               2,976,459            6,576,802               4,584,279           4,112,369                   241,528            1,691,590             6,855,556             4,573,653
Units Transferred Between Sub-accounts                            115,724,161          3,271,065             2,045,719            2,523,569              (19,943,222)       (154,154,744)             (1,796,065)           8,088,785               2,685,173           6,160,891                  (919,484)          (6,280,218)            9,094,823            (2,252,122)
Units Surrendered                                                 (11,832,845)          (166,580)             (757,886)            (133,460)             (66,585,222)        (33,006,983)             (1,981,080)          (1,608,262)             (4,529,838)         (3,579,147)               (1,808,315)          (2,011,248)           (4,586,528)           (3,835,518)
                                                           ------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           ------------------------------------------------------------------------------------------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                               117,716,242          7,515,486            11,896,688            6,937,627              184,612,059         172,493,206              25,717,164           26,517,850              47,298,313          44,558,699                23,048,821           25,535,093            42,410,807            31,046,956
                                                           ==============================================================================================================================   ==========================================   =========================================   ============================================   =========================================
                                                           ==============================================================================================================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              AST - PIMCO                                   AST - Sanford Bernstein                     AST - Sanford Bernstein                AST - Scudder                                 AST - Strong                             AST - T. Rowe Price                                     AST - T. Rowe Price
                                                           Total Return Bond                            Core Value                               Managed Index 500                                 Japan                                 International Equity                           Asset Allocation                               Global Bond
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          82,545,240         73,530,507                     -                    -               48,835,089          39,825,951                  84,394                    -              19,112,622          16,903,883                19,704,198           22,002,028            11,219,502            12,533,037
Units Purchased                                                    15,056,609         10,867,479               704,077                    -                5,069,774           8,462,705                 248,162                6,590               1,848,546           4,210,289                 1,323,360            2,308,846               711,946             1,007,702
Units Transferred Between Sub-accounts                             10,639,157          5,273,481             3,588,544                    -               (1,910,618)          3,790,669                 280,195               77,885              (1,616,948)            (64,138)               (1,624,610)          (2,588,933)           (1,280,775)           (1,210,212)
Units Surrendered                                                  (9,212,542)        (7,126,227)              (84,752)                   -               (3,975,524)         (3,244,236)                (16,521)                 (81)             (1,955,360)         (1,937,412)               (1,823,841)          (2,017,743)             (982,611)           (1,111,025)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                99,028,465         82,545,240             4,207,869                    -               48,018,721          48,835,089                 596,230               84,394              17,388,860          19,112,622                17,579,107           19,704,198             9,668,062            11,219,502
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           AST - T. Rowe Price                             Davis                                   Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA
                                                                     Natural Resources                  Value Fund                                Blue Chip Fund                                       Capital Growth Fund                Equity Index Fund                             Foundation Fund                                       Global Leaders Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                           6,520,983          6,201,327               195,203                    -                  351,338                   -                 268,886                    -                 302,954                   -                   755,890                    -               887,758                23,101
Units Purchased                                                       856,718            891,162               311,615              168,437                  236,515             323,390                 399,128              258,526                 203,742             259,407                   330,065              667,039               423,719               462,902
Units Transferred Between Sub-accounts                               (155,294)           (79,604)              120,786               27,420                  (42,273)             31,182                 138,858               11,222                  27,889              44,420                   (28,197)              92,253               286,608               446,486
Units Surrendered                                                    (657,319)          (491,902)               (9,876)                (654)                 (19,278)             (3,234)                (18,475)                (862)                 (8,294)               (873)                  (37,959)              (3,402)              (77,709)              (44,731)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 6,565,088          6,520,983               617,727              195,203                  526,302             351,338                 788,396              268,886                 526,290             302,954                 1,019,799              755,890             1,520,376               887,758
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen VA                             Evergreen VA                                Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 Evergreen VA                                 INVESCO VIF
                                                                 International Growth Fund              Omega Fund                                   Perpetual International Fund                     Small-Cap Value Fund               Special Equity Fund                                    Strategic Income Fund                 Dynamics Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended           * May 1 thru         Year Ended              Jan. 1 thru          Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended             Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000           Aug. 3, 2001 **       Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -             1,637,475                    -                   57,408                   -                  65,490                    -               1,731,145             152,342                   118,558                    -            11,409,827             2,022,585
Units Purchased                                                           352                  -               753,689            1,515,312                    5,413              56,131                 139,848               66,275                 502,070           1,109,747                   169,127              120,079             2,069,898             3,969,062
Units Transferred Between Sub-accounts                                 45,099                  -               291,113              133,633                  (62,667)              1,425                  59,486                 (350)                485,545             529,633                    62,145                 (810)              855,017             6,027,609
Units Surrendered                                                         (93)                 -               (96,430)             (11,470)                    (153)               (148)                 (5,851)                (435)               (178,699)            (60,577)                   (8,514)                (711)             (943,082)             (609,429)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                    45,358                  -             2,585,848            1,637,475                        -              57,408                 258,972               65,490               2,540,062           1,731,145                   341,316              118,558            13,391,660            11,409,827
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              INVESCO VIF                               INVESCO VIF                                 INVESCO VIF                                 INVESCO VIF                                        Montgomery Variable                  Nike First Trust                                 ProFunds
                                                                  Financial Services Fund                     Health Sciences Fund                Technology Fund                                    Telecommunications Fund               Emerging Markets                                      10 Uncommon Values                      VP Bear
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended               Year Ended            Year Ended           * Jan. 22 thru        Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          14,091,636            759,104            19,381,405              786,518               29,491,113           4,622,242              17,856,118            4,184,526              12,899,472          12,060,036                 2,690,435                    -                     -                     -
Units Purchased                                                     2,323,790          3,005,893             3,114,993            5,378,661                3,765,519          12,017,020               1,521,290            8,069,101                 836,538           2,474,507                   387,125              706,560               178,199                     -
Units Transferred Between Sub-accounts                             (3,730,125)        10,722,351            (3,872,295)          13,821,022               (4,746,368)         14,569,486              (4,891,395)           6,537,477               1,308,684            (710,436)                 (650,993)           2,039,296             3,035,152                     -
Units Surrendered                                                  (1,073,253)          (395,712)           (1,204,962)            (604,796)              (1,857,642)         (1,717,635)               (932,854)            (934,986)               (949,559)           (924,635)                 (171,302)             (55,421)             (153,454)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                11,612,048         14,091,636            17,419,141           19,381,405               26,652,622          29,491,113              13,553,158           17,856,118              14,095,135          12,899,472                 2,255,266            2,690,435             3,059,897                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                                 ProFunds                                    ProFunds                                     ProFunds                                     ProFunds                                     ProFunds                                     ProFunds
                                                            VP Biotechnology                           VP Bull Plus                                  VP Energy                                  VP Europe 30                                 VP Financial                                VP Healthcare                                    VP OTC
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                             * Jan. 22 thru       Year Ended          * Jan. 22 thru        Year Ended            * Jan. 22 thru         Year Ended              Year Ended           Year Ended            * Jan. 22 thru        Year Ended             * Jan. 22 thru          Year Ended           * Jan. 22 thru        Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -                     -                    -                        -                   -               2,327,562              273,963                       -                   -                         -                    -                     -                     -
Units Purchased                                                       438,847                  -               667,858                    -                  296,483                   -                 482,197              901,380                 158,798                   -                   239,023                    -               842,812                     -
Units Transferred Between Sub-accounts                              4,815,995                  -             8,305,636                    -                2,178,531                   -               3,192,410            1,373,170               2,142,715                   -                 3,423,390                    -            11,406,396                     -
Units Surrendered                                                    (161,607)                 -            (1,344,675)                   -                 (175,865)                  -                (290,406)            (220,951)               (147,407)                  -                  (173,316)                   -              (568,019)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 5,093,235                  -             7,628,819                    -                2,299,149                   -               5,711,763            2,327,562               2,154,106                   -                 3,489,097                    -            11,681,189                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                ProFunds                                 ProFunds                                    ProFunds                                     ProFunds                                     ProFunds                                     ProFunds                                    Prudential
                                                             VP Real Estate                            VP Technology                                     VP Telecommunications                  VP Ultra OTC                              VP Ultra Small-Cap                              VP Utilities                                      SP Jennison Int'l Growth
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                             * Jan. 22 thru       Year Ended          * Jan. 22 thru        Year Ended            * Jan. 22 thru         Year Ended              Year Ended           Year Ended              Year Ended          Year Ended             * Jan. 22 thru          Year Ended            * May 1 thru         Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2001         Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                                   -                  -                     -                    -                        -                   -              17,597,528            2,906,024               3,258,574             813,904                         -                    -                     -                     -
Units Purchased                                                       104,086                  -               519,443                    -                   71,983                   -               5,306,142            4,076,427                 309,225             951,343                   203,225                    -                50,304                     -
Units Transferred Between Sub-accounts                              3,670,794                  -             2,120,912                    -                  578,239                   -              29,347,431           11,438,688               6,742,566           1,758,770                 1,510,934                    -               237,344                     -
Units Surrendered                                                    (182,045)                 -              (116,060)                   -                  (67,157)                  -              (2,126,405)            (823,611)               (299,884)           (265,443)                 (124,815)                   -               (13,805)                    -
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------   --------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 3,592,834                  -             2,524,295                    -                  583,065                   -              50,124,696           17,597,528              10,010,482           3,258,574                 1,589,344                    -               273,843                     -
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================   ============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
                                                                 Rydex                                     Rydex                                       Rydex                                        WFVT                                         WFVT
                                                               Nova Fund                                 OTC Fund                                    Ursa Fund                               Equity Income Fund                           Equity Value Fund
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                               Year Ended         Year Ended            Year Ended          Year Ended              Year Ended           Year Ended              Year Ended           Year Ended              Year Ended          Year Ended
                                                             Dec. 31, 2001      Dec. 31, 2000          Dec. 31, 2001      Dec. 31, 2000            Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2001        Dec. 31, 2000           Dec. 31, 2001        Dec. 31, 2000
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                          14,799,352          5,474,129            32,179,793           18,520,440                2,269,599           1,803,669                 502,986              136,006               4,442,888           2,826,839
Units Purchased                                                       200,713          2,485,894               947,085           10,862,830                   23,427             237,416                 226,735              208,581                 204,622             527,611
Units Transferred Between Sub-accounts                            (10,154,425)         8,190,715           (15,735,204)           5,100,518               (1,894,400)            352,644                 338,967              176,174                (653,658)          1,292,554
Units Surrendered                                                    (855,022)        (1,351,386)           (1,525,627)          (2,303,995)                 (47,139)           (124,130)                (48,752)             (17,775)               (287,983)           (204,116)
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
                                                           --------------------------------------    ---------------------------------------   ------------------------------------------   ------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                                 3,990,618         14,799,352            15,866,046           32,179,793                  351,487           2,269,599               1,019,937              502,986               3,705,869           4,442,888
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================
                                                           ======================================    =======================================   ==========================================   ==========================================   =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for year ended
December 31, 2001 were as follows:

                                                                        2001
                                                                   --------------------------------
                                                                   --------------------------------
                                                                      Purchases         Sales
                                                                   --------------------------------
                                                                   --------------------------------

            AST - AIM Balanced                                       $ 152,380,597   $ 209,117,441
            AST - Alger All-Cap Growth                               1,004,532,140     363,301,477
            AST - Alger Growth                                           7,135,294   1,336,613,917
            AST - Alger Mid-Cap Growth                                   2,603,400     875,785,741
            AST - Alliance Bernstein Growth & Value                     46,779,035      15,937,531
            AST - Alliance Growth                                      386,945,374     240,492,121
            AST - Alliance Growth & Income                             789,069,687     317,206,068
            AST - American Century Income & Growth                      61,839,317     128,020,302
            AST - American Century International Growth I              778,469,954     512,691,701
            AST - American Century International Growth II             179,443,408     341,676,854
            AST - American Century Strategic Balanced                   55,642,321      50,987,296
            AST - Cohen & Steers Real Estate                           123,591,498     114,980,006
            AST - DeAm Small-Cap Growth                              1,264,025,267   1,181,221,216
            AST - Federated Aggressive Growth                           60,630,450      16,036,134
            AST - Federated High Yield Bond                            462,865,306     386,033,379
            AST - Founders Passport                                    158,708,992     195,843,434
            AST - Gabelli All-Cap Value                                227,689,982      88,728,531
            AST - Gabelli Small-Cap Value                              503,562,874     310,923,998
            AST - Goldman Sachs Small-Cap Value                        332,912,280     166,701,211
            AST - Invesco Equity Income                                398,152,735     397,570,892
            AST - JanCap Growth                                        957,596,313   1,426,103,787
            AST - Janus Mid-Cap Growth                                 140,144,804      94,920,593
            AST - Janus Overseas Growth                                504,953,618     512,920,457
            AST - Janus Strategic Value                                 74,225,343      34,898,123
            AST - Kinetics Internet                                     13,782,966      11,098,129
            AST - Lord Abbett Bond Debenture                            88,090,325      38,552,544
            AST - Marsico Capital Growth                               551,589,020     660,840,721
            AST - MFS Global Equity                                     91,879,008      64,229,046
            AST - MFS Growth                                         1,466,371,299     362,076,161
            AST - MFS Growth with Income                                89,538,236      41,729,183
            AST - Money Market                                       8,891,575,604   8,679,262,534
            AST - Neuberger & Berman Mid-Cap Growth                    751,199,462     680,304,762
            AST - Neuberger & Berman Mid-Cap Value                     493,502,716     392,979,138
            AST - PBHG Small-Cap Growth                                205,143,647     179,100,179
            AST - PIMCO Limited Maturity Bond                          520,799,649     353,612,738
            AST - PIMCO Total Return Bond                              858,320,788     563,308,357
            AST - Sanford Bernstein Core Value                          50,730,970       9,195,298
            AST - Sanford Bernstein Managed Index 500                  341,300,397     343,612,776
            AST - Scudder Japan                                         51,421,894      47,980,586
            AST - Strong International Equity                          750,858,128     742,551,881
            AST - T. Rowe Price Asset Allocation                        95,648,193      90,666,652
            AST - T. Rowe Price Global Bond                             34,821,307      52,765,546
            AST - T. Rowe Price Natural Resources                       83,608,644      69,451,752
            Davis Value Fund                                             4,016,780         259,905
            Evergreen - VA Blue Chip Fund                                2,020,967         595,676
            Evergreen - VA Capital Growth Fund                           6,059,709         203,201
            Evergreen - VA Equity Index Fund                             2,469,705         503,947
            Evergreen - VA Foundation Fund                               3,365,713         872,057
            Evergreen - VA Global Leaders Fund                          31,015,806      25,223,130
            Evergreen - VA International Growth Fund                       489,281          30,846
            Evergreen - VA Omega Fund                                    8,116,093       1,605,132
            Evergreen - VA Perpetual International Fund                     88,095         486,094
            Evergreen - VA Small-Cap Value Fund                          2,871,527         152,883
            Evergreen - VA Special Equity Fund                          25,273,454      16,955,307
            Evergreen - VA Strategic Income Fund                         2,699,898         296,763
            INVESCO - VIF Dynamics Fund                              $ 660,776,759   $ 636,645,790
            INVESCO - VIF Financial Services Fund                      133,582,296     159,236,162
            INVESCO - VIF Health Sciences Fund                         246,634,265     270,340,600
            INVESCO - VIF Technology Fund                              297,992,401     313,609,687
            INVESCO - VIF Telecommunications Fund                      387,770,463     412,895,251
            Montgomery - Emerging Markets                              115,936,768     108,725,536
            Nike - First Trust 10 Uncommon Values                        9,515,145      11,544,163
            ProFunds - VP Bear                                         356,638,985     316,665,586
            ProFunds - VP Biotechnology                                214,180,490     167,031,618
            ProFunds - VP Bull Plus                                    427,870,143     355,742,574
            ProFunds - VP Energy                                       150,974,302     123,410,285
            ProFunds - VP Europe 30                                    291,009,900     255,373,256
            ProFunds - VP Financial                                    139,177,115     118,903,388
            ProFunds - VP Healthcare                                   178,088,101     141,760,719
            ProFunds - VP OTC                                          432,324,337     356,133,245
            ProFunds - VP Real Estate                                  187,980,338     146,891,095
            ProFunds - VP Technology                                   151,882,349     133,600,206
            ProFunds - VP Telecommunications                            78,405,502      70,371,800
            ProFunds - VP Ultra OTC                                    224,918,891     133,740,530
            ProFunds - VP Ultra Small-Cap                              286,358,293     229,556,703
            ProFunds - VP Utilities                                    121,000,876     102,668,460
            Prudential - SP Jennison Int'l Growth                       29,458,670      27,603,712
            Rydex - Nova Fund                                          119,707,999     192,235,524
            Rydex - OTC Fund                                           101,698,388     223,042,434
            Rydex - Ursa Fund                                           58,747,434      79,330,664
            WFVT - Equity Income Fund                                    9,749,589       4,545,697
            WFVT - Equity Value Fund                                    30,724,779      36,813,647
                                                                   --------------------------------
                                                                   --------------------------------
                                                                   $ 29,635,673,849$ 27,877,633,466
                                                                   ================================
                                                                   ================================

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

                                                   # Of Units Outstanding        Net Asset Value            Net            Expense     Investment      Total
                                                   ----------------------        ---------------
Fund Name                                       Dec. 31, 2001   Dec. 31, 2000    Lowest    Highest         Assets           Ratio     Income Ratio*   Return*
----------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

American Skandia Trust (AST):
AIM Balanced                                        26,641,422    30,290,413    $ 10.07   $ 13.81        $ 463,184,439       1.25%           2.72%  -12.97%
Alger All-Cap Growth                               125,442,916    28,229,631       4.59      7.00          695,157,974       1.25%               -  -17.84%
Alger Growth 1                                            -      138,664,577       9.19     10.17                    -           -           0.56%   0.16%
Alger Mid-Cap Growth 2                                    -       88,470,750       8.96     10.30                    -           -               -   0.19%
Alliance Bernstein Growth & Value                    3,351,836             -       8.00     10.06           32,273,758       1.25%               -   -2.49%
Alliance Growth                                     29,478,257    25,796,792       7.84     16.36          430,799,551       1.25%               -   62.12%
Alliance Growth & Income                            63,123,316    53,536,296      15.71     22.81        1,778,634,952       1.25%           0.51%  -49.11%
American Century Income & Growth                    27,386,278    32,388,202      10.00     13.46          352,096,097       1.25%           0.74%   -9.79%
Amercian Century International Growth I             37,487,425    17,007,352      10.74     17.98          481,587,232       1.25%           0.41%  -28.24%
American Century International Growth II 3                        26,340,548       5.94     12.28                    -           -           0.93%  -26.27%
American Century Strategic Balanced                 14,369,895    14,498,180      11.38     14.07          193,957,064       1.25%           1.90%   -5.15%
Cohen & Steers Realty                               12,268,426    11,891,188       9.20     10.71          129,275,923       1.25%           3.06%   1.41%
DeAm Small-Cap Growth                               60,703,791    63,621,279       5.69     11.85          513,314,354       1.25%               -  -29.43%
Federated Aggressive Growth                          6,499,066       196,575       5.28     10.06           46,167,956       1.25%           0.02%  -21.73%
Federated High Yield Bond                           39,130,467    36,914,825       8.36     10.46          494,603,861       1.25%          10.89%   -1.26%
Founders Passport                                   13,627,264    16,245,805       8.56     14.91          146,801,965       1.25%               -  -33.17%
Gabelli All-Cap Value                               14,934,570     1,273,094       8.60     10.86          144,955,652       1.25%           0.03%   -3.55%
Gabelli Small-Cap Value                             35,483,530    23,298,524      10.86     13.79          499,641,677       1.25%           0.48%   5.48%
Goldman Sachs Small-Cap Value                       26,220,860    15,193,053      12.75     15.68          396,338,558       1.25%               -   8.37%
Invesco Equity Income                               48,595,962    50,171,495      13.67     17.99          964,044,028       1.25%           2.30%   -9.87%
JanCap Growth                                       84,116,221    99,250,773      19.36     38.54        2,331,057,650       1.25%               -  -32.63%
Janus Mid-Cap Growth                                17,045,776     9,426,102       3.31      7.85           66,137,168       1.25%           0.08%  -41.01%
Janus Overseas Growth                               40,507,419    57,327,711       8.48     19.71          548,295,456       1.25%           6.01%  -24.62%
Janus Strategic Value                                4,575,558       586,058       7.98     10.43           41,867,147       1.25%           0.06%   -6.86%
Kinetics Internet                                      389,350       116,363       7.40      8.73            3,208,454       1.25%               -   2.90%
Lord Abbett Bond Debenture                           5,506,982       650,253       9.85     10.62           56,635,959       1.25%           0.04%   1.59%
Marsico Capital Growth                              85,895,802    94,627,691      11.53     18.26        1,180,585,665       1.25%               -  -22.81%
MFS Global Equity                                    5,806,567     2,803,013     $ 7.75   $ 10.41      $ 51,931,371.00       1.25%               -  -11.23%
MFS Growth                                         117,716,242     7,515,486       6.70     10.79       943,892,034.00       1.25%               -  -22.78%
MFS Growth with Income                              11,896,688     6,937,627       7.63     10.54          102,759,926       1.25%           0.13%  -16.65%
Money Market                                       184,612,059   172,493,206       1.00      1.00        2,445,129,183       1.25%           3.59%   2.32%
Neuberger & Berman Mid-Cap Growth                   25,717,164    26,517,850      10.57     22.61          487,415,278       1.25%               -  -26.83%
Neuberger & Berman Mid-Cap Value                    47,298,313    44,558,699      13.08     16.62       953,653,982.00       1.25%           0.14%   -4.39%
PBHG Small-Cap Growth                               23,048,821    25,535,093      11.87     22.48       457,181,229.00       1.25%               -   -7.78%
Pimco Limited Maturity Bond                         42,410,807    31,046,956      10.65     11.39          577,333,950       1.25%           4.57%   6.46%
Pimco Total Return Bond                             99,028,465    82,545,240      11.15     12.27        1,530,902,033       1.25%           4.73%   7.34%
Sanford Bernstein Core Value                         4,207,869             -       8.74     10.33           42,266,883       1.25%               -   0.30%
Sanford Bernstein Managed Index 500                 48,018,721    48,835,089       9.47     12.91          577,437,079       1.25%           0.22%  -11.28%
Scudder Japan                                          596,230        84,394       4.99      8.25            3,035,133       1.25%               -  -38.31%
Strong International Equity                         17,388,860    19,112,622      13.37     22.45          422,244,622       1.25%           0.19%  -23.83%
T. Rowe Price Asset Allocation                      17,579,107    19,704,198      13.39     18.69          319,046,785       1.25%           3.10%   -6.13%
T. Rowe Price Global Bond                            9,668,062    11,219,502       9.16     10.02          102,653,229       1.25%               -   1.22%
T. Rowe Price Natural Resources                      6,565,088     6,520,983      12.76     17.23          129,428,870       1.25%           1.14%   -0.71%
Davis Funds:
Davis Value Fund                                       617,727       195,203       8.27     11.27            5,402,164       1.25%               -  -12.01%
Evergreen Funds:
VA Blue Chip Fund                                      526,302       351,338       6.37      8.97            3,891,203       1.25%           0.32%  -17.78%
VA Capital Growth Fund                                 788,396       268,886      12.03     16.82            8,358,559       1.25%           0.44%  -14.17%
VA Equity Index Fund                                   526,290       302,954       7.60     10.72            4,326,928       1.25%           1.24%  -13.20%
VA Foundation Fund                                   1,019,799       755,890      12.19     14.63            8,870,162       1.25%           2.32%   -9.85%
VA Global Leaders Fund                               1,520,376       887,758      10.30     14.57           13,688,682       1.25%           0.28%  -14.64%
VA International Growth Fund                            45,358           -         8.49     10.15              421,638       1.25%           0.47%  -16.80%
VA Omega Fund                                        2,585,848     1,637,475      10.00     17.42           17,341,986       1.25%               -  -10.73%
VA Perpetual International Fund4                            -         57,408      12.24     16.02                    -           -           0.75%  -21.21%
VA Small-Cap Value Fund                                258,972        65,490      10.66     13.27            3,690,353           -           0.33%   16.46%
VA Special Equity Fund                               2,540,062     1,731,145       7.97     10.59           25,340,271       1.25%               -   -9.39%
VA Strategic Income Fund                               341,316       118,558     $ 8.98    $ 9.61       $ 3,512,462.00       1.25%           8.57%   4.72%
INVESCO Variable Investment Funds:
VIF Dynamics Fund                                   13,391,660    11,409,827       9.40     19.23       120,295,329.00       1.25%               -  -32.10%
VIF Financial Services Fund                         11,612,048    14,091,636      10.30     13.91          144,864,867       1.25%           0.22%  -11.15%
VIF Health Sciences Fund                            17,419,141    19,381,405      14.84     20.24          219,115,896       1.25%           0.33%  -13.81%
VIF Technology Fund                                 26,652,622    29,491,113      10.74     32.11          177,600,254       1.25%               -  -39.68%
VIF Telecommunications Fund                         13,553,158    17,856,118       4.52     14.53           67,891,196       1.25%               -  -59.85%
Montgomery Variable Series:
Emerging Markets                                    14,095,135    12,899,472       5.57      8.64           91,629,764       1.25%               -   -8.26%
NIKE:
First Trust 10 Uncommon Values                       2,255,266    2,690,435        4.36      9.10        10,636,782.00       1.25%               -  -36.54%
Profunds:
VP Bear                                              3,059,897            -      10.00      41.99        35,300,301.00       1.25%               -   14.48%
VP Biotechnology                                     5,093,235            -      10.00      32.25           42,620,918       1.25%               -  -15.38%
VP Bull Plus                                         7,628,819            -      10.00      30.99           56,987,150       1.25%               -  -23.84%
VP Energy                                            2,299,149            -      10.00      34.72           21,123,539       1.25%               -   -7.66%
VP Europe 30                                         5,711,763    2,327,562      10.00      32.88           44,975,990       1.25%               -  -25.18%
VP Financial                                         2,154,106            -      10.00      31.22           19,854,014       1.25%               -   -7.38%
VP Healthcare                                        3,489,097            -      10.00      31.16           32,629,559       1.25%               -   -6.11%
VP OTC                                             11,681,189             -      10.00      30.94           67,352,846       1.25%               -  -39.90%
VP Real Estate                                       3,592,834            -      10.00      34.23           38,669,672       1.25%               -   7.19%
VP Technology                                        2,524,295            -      10.00      30.88            4,136,919       1.25%               -  -38.54%
VP Telecommunications                                  583,065           -       10.00      30.27           95,662,983       1.25%               -  -27.38%
VP Ultra OTC                                        50,124,696    17,597,528      2.64      19.76           83,740,574       1.25%               -  -69.16%
VP Ultra Small-Cap                                  10,010,482     3,258,574     10.00      30.43           14,920,314       1.25%               -   -8.91%
VP Utilities                                         1,589,344            -      10.00      33.29           12,907,953       1.25%               -  -17.70%
Prudential Funds:
SP Jennison Int'l Growth                               273,843           -        4.70      10.00           2,023,829        1.25%           0.11%  -17.52%
Rydex Inc:
Nova Fund                                            3,990,618   14,799,352     $ 6.79   $ 14.67      $ 25,570,952.00        1.25%           8.28%  -24.65%
OTC Fund                                            15,866,046   32,179,793      10.63     26.62          105,471,178        1.25%               -  -36.09%
Ursa Fund                                              351,487    2,269,599       5.86      7.56            4,233,769        1.25%           6.29%   13.38%
Wells Fargo Variable Trust (WFVT):
Equity Income Fund                                   1,019,937      502,986      13.37     17.33            9,556,312        1.25%           1.05%   -6.74%
Equity Value Fund                                    3,705,869    4,442,888       7.70     10.07           32,706,250        1.25%           0.59%   -7.70%

--------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------

Footnotes:
----------
1 - Alger Growth merged into MFS Growth as of 2/16/01.
2 - Alger Mid-Cap Growth merged into Alger All Cap Growth on 2/16/01
3 - American Century International Growth II merged into American Century International Growth on 9/24/01
4 - Evergreen VA Perpetual International  merged into Evergreen VA International Growth on 8/3/2001

* Annualized

ASXT[WELLS-XT, Premier XT, Harvester XT]

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

(4)            (a)Copy of the form of the  Annuity,  filed  via  EDGAR  with  Post-Effective  Amendment  No. 3 to this  Registration
                           Statement 33-62793, filed April 29, 1997.

(b)            Copy of  Guaranteed  Minimum  Death  Benefit  Endorsement  filed via EDGAR  with  Post-Effective  Amendment  No. 8 to
                           Registration Statement No. 33-87010, filed April 26, 1999.

(c)            Copy of  Performance-related  Benefits  and First  Year  Credits  Endorsement  filed via  EDGAR  with  Post-Effective
                           Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(d)            Copy of  percent  Death  Benefit  Endorsement  filed via EDGAR with  Pre-Effective  Amendment  No. 1 to  Registration
                           Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form used with the  Annuity  filed via EDGAR with  Post-Effective  Amendment  No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Not applicable.

         (8)      Agreements between Depositor and:

(a)            American Skandia Trust filed via EDGAR with  Post-effective  Amendment No. 4 to Registration  Statement No. 33-87010,
                           filed  February  25,  1997 (At such  time,  what later  became  American  Skandia  Trust was known as the
                           Henderson Global Asset Trust).

(b)            The  Montgomery  Funds III filed via EDGAR in the  Initial  Registration  Statement  to  Registration  Statement  No.
                           333-08853, filed July 25, 1996.

(c)            Life & Annuity Trust Agreement  (previously  filed in  Post-Effective  Amendment No. 1 to Registration  Statement No.
                           33-71118,  filed February 17, 1995). FILED VIA EDGAR with Post-Effective  Amendment No. 4 to Registration
                           Statement No. 33-59993, filed April 27, 1998.

(d)            Rydex Variable Trust filed via EDGAR with  Post-Effective  Amendment No. 8 to  Registration  Statement No.  33-87010,
                           filed April 26, 1999.

(e)            First Defined Portfolio Fund LLC filed via EDGAR with  Post-Effective  Amendment No. 7 to Registration  Statement No.
                           33-86866, filed April 26, 2000.

(f)            Evergreen Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No.
                           33-87010, filed April 26, 2000.

(g)            INVESCO  Variable  Investment  Funds,  Inc.  filed via EDGAR  with  Post-Effective  Amendment  No. 9 to  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(h)            ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to Registration Statement No. 33-87010,  filed April
                           26, 2000.

(i)            Prudential  Series  Fund,  Inc.  filed via EDGAR with  Post-Effective  Amendment  No. 15 to  Registration
                           Statement No. 33-87010, filed April 26, 2001.

          (9)     Opinion and Consent of Counsel filed via EDGAR with  Post-Effective  Amendment No. 14 to this Registration  Statement
                  No. 33-62793, filed April 26, 2002.

         (10)     Consent of Ernst & Young LLP filed via EDGAR with Post-Effective Amendment No. 14 to this Registration Statement
                  No. 33-62793, filed April 26, 2002.

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-Effective
                  Amendment No. 3 to this Registration Statement No. 33-62793, filed April 29, 1997.

         (14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor:

Name and Principal Business Address                                    Position and Offices with Depositor

Patricia J. Abram                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                            Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating Officer and
American Skandia Life Assurance Corporation                            Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
American Skandia Life Assurance Corporation                            Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

         (1)      American  Skandia  Information  Services and  Technology  Corporation  ("ASIST"):  The  organization  is a general business  corporation  organized  in the State of Delaware.  Its primary  purpose is to provide  various  types of business services to American Skandia,  Inc. and all of its subsidiaries  including computer systems  acquisition, development and maintenance,  human resources  acquisition,  development and management,  accounting and financial reporting services and general office services.

         (2)      American Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization is a general  business  corporation organized  in the State of  Delaware.  It was formed  primarily  for the purpose of acting as a  broker-dealer  in securities.  It acts as the principal  "underwriter" of annuity contracts deemed to be securities,  as required by the  Securities  and Exchange  Commission,  which  insurance  policies  are to be issued by American  Skandia Life
                  Assurance  Corporation.  It provides  securities  law  supervisory  services in relation to the marketing of those products of American  Skandia  Life  Assurance  Corporation  registered  as  securities.  It also may provide such services in relation to  marketing of certain  public  mutual  funds.  It also has the power to carry on a general financial,  securities,  distribution,  advisory,  or investment  advisory business;  to act as a general agent or broker  for  insurance  companies  and to render  advisory,  managerial,  research  and  consulting  services  for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):  The organization is a general business corporation organized  in the state of  Connecticut.  The  organization  is  authorized  to  provide  investment  service  and investment  management advice in connection with the purchasing,  selling,  holding or exchanging of securities or other assets to insurance companies,  insurance-related  companies,  mutual funds or business trusts. It's primary role is expected to be as investment  manager for certain mutual funds to be made available  primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4)      Skandia Vida: This  subsidiary of American  Skandia Life Assurance  Corporation was organized in March,  1995, and began  operations in July,  1995. It offers  investment  oriented life insurance  products  designed for long-term savings through independent banks and brokers in Mexico.

Item 27.  Number of Contract  Owners:  As of December  31,  2001,  there were 111,976  ASXT [575  Premier  XT/7,656  Wells  XT/2,435
Evergreen XT] owners of Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and  American  Skandia,  Inc.,  a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or
ASM,  Inc., as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

               Registrant  hereby undertakes as follows:  Insofar as  indemnification  for liabilities  arising under the Securities
Act of 1933 (the "Act") may be permitted to directors,  officers and  controlling  persons of  Registrant  pursuant to the foregoing provisions,  or  otherwise,  Registrant  has been  advised  that in the  opinion of the  Securities  and  Exchange  Commission  such indemnification  is against public policy as expressed in the Act and,  therefore,  is unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director,  officer or  controlling  person of Registrant in the  successful  defense of any action,  suit or  proceeding) is asserted by such director, officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling  precedent,  Registrant will submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                                   Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                               Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                                     Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Senior Vice President, Chief Operating
American Skandia Life Assurance Corporation                                     Officer and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lisa Foote                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                               Interim Chief Compliance Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                              Vice President and Deputy General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                     General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)            Registrant  hereby undertakes to file a post-effective  amendment to this Registration  Statement as frequently as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)            Registrant  hereby  undertakes to include  either (1) as part of any  enrollment  form or  application  to purchase a contract  offered  by the  prospectus,  a space  that an  applicant  or  enrollee  can check to request a  Statement  of  Additional
Information,  or (2) a post card or similar  written  communication  affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)            Registrant  hereby  undertakes  to deliver any  Statement of  Additional  Information  and any  financial  statements required to be made available under this form promptly upon written or oral request.

(d)            American  Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents  that the aggregate fees and charges under the annuity  contracts are  reasonable in relation to the services  rendered,  the expenses  expected to be incurred,  and the risks  assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment  of all of the facts and  circumstances, including  such relevant  factors as: the nature and extent of such services,  expenses and risks;  the need for Depositor to earn a profit; the degree to which the contracts include innovative  features;  and the regulatory standards for exemptive relief under the
Investment Company Act of 1940 used prior to October 1996,  including the range of industry practice.  This  representation  applies to all Contracts sold pursuant to this  Registration  Statement,  including  those sold on the terms  specifically  described in the prospectus  contained  herein,  or any  variations  therein,  based on  supplements,  endorsements,  or riders to any  Contracts  or prospectus, or otherwise.

(e)            With respect to the restrictions on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying upon: 1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and Exchange  Commission to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 14th day of November, 2002.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Kathleen A. Chapman                                                Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  November 14, 2002
          ----------------
           Wade A. Dokken

                                     (Principal Financial Officer and Principal Accounting Officer)

  /s/ Carl A. Cavaliere            Vice President, Corporate Treasurer                    November 14, 2002
  Carl A. Cavaliere                and  Business Controller

  /s/ Thomas M. Mazzaferro         Executive Vice President,                              November 14, 2002
  Thomas M. Mazzaferro             Chief Financial Officer

                                                          (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

     *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
          **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
          ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.